As filed with the SEC on March 27, 2014

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: November 1, 2013 – January 31, 2014

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of January 31, 2014 are attached.

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 9.3%
Construction Materials - 2.2%
Texas Industries, Inc.
9.25%, 08/15/2020	$ 3,484,000	$ 4,041,440
Energy Equipment & Services - 1.3%
First Wind Capital LLC
10.25%, 06/01/2018 - 144A	2,221,000	2,437,548
Food & Staples Retailing - 1.7%
US Foods, Inc.
8.50%, 06/30/2019	3,005,000	3,260,425
Media - 1.9%
Allbritton Communications Co.
8.00%, 05/15/2018 (A)	3,438,000	3,625,715
Oil, Gas & Consumable Fuels - 1.0%
Forest Oil Corp.
7.25%, 06/15/2019	1,916,000	1,839,360
Road & Rail - 1.2%
Maxim Crane Works, LP / Maxim Finance Corp.
12.25%, 04/15/2015 - 144A	2,152,000	2,193,103

Total Corporate Debt Securities (cost $17,631,725)		17,397,591

	Shares	Value
COMMON STOCKS - 76.2%
Air Freight & Logistics - 0.1%
Pacer International, Inc. (B)	13,942	122,829
Airlines - 0.2%
American Airlines Group, Inc. (B)	13,713	460,071
Automobiles - 0.6%
General Motors Co. (B)	33,706	1,216,112
Beverages - 4.9%
Beam, Inc.	110,910	9,238,803
Biotechnology - 1.9%
Algeta ASA (B)	63,381	3,632,762
Trius Therapeutics, Inc. (B) (C) (D)	71,641	10,725
Chemicals - 1.8%
AZ Electronic Materials SA	421,450	2,742,879
Zoltek Cos., Inc. (B)	35,592	594,386
Commercial Banks - 7.7%
CapitalSource, Inc. (A)	609,275	8,365,346
Sterling Financial Corp. (A)	193,333	6,089,989
Commercial Services & Supplies - 1.5%
Consolidated Graphics, Inc. (A) (B)	42,676	2,767,112
Communications Equipment - 1.1%
Anaren, Inc. (A) (B)	63,982	1,788,297
Juniper Networks, Inc. (B)	7,500	199,575
Computers & Peripherals - 0.7%
Xyratex, Ltd.	100,225	1,323,972
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,006	218,674
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	11,143	535,087
Ziggo NV	3,675	159,772
Electric Utilities - 1.5%
UNS Energy Corp.	47,646	2,853,042

	Shares	Value
Electrical Equipment - 0.2%
Coleman Cable, Inc.	15,175	$ 398,192
Energy Equipment & Services - 0.8%
Cameron International Corp. (B)	3,062	183,628
Noble Corp. PLC	15,411	478,203
Oil States International, Inc. (B)	9,385	881,721
Food & Staples Retailing - 4.9%
Shoppers Drug Mart Corp.	174,636	9,204,160
Health Care Equipment & Supplies - 1.8%
Given Imaging, Ltd. (B)	110,660	3,314,267
Health Care Providers & Services - 1.4%
Celesio AG	2,829	93,479
Community Health Systems, Inc. (B)	45,557	1,886,515
McKesson Corp.	3,626	632,411
Hotels, Restaurants & Leisure - 0.4%
CEC Entertainment, Inc.	14,232	767,959
Insurance - 0.7%
Genworth Financial, Inc. - Class A (A) (B)	93,006	1,371,838
Internet Software & Services - 1.7%
Responsys, Inc. (B)	119,916	3,238,931
Life Sciences Tools & Services - 8.6%
Life Technologies Corp. (A) (B)	212,112	16,135,360
Machinery - 0.7%
Ingersoll-Rand PLC	10,333	607,477
Manitowoc Co., Inc.	23,136	658,219
Media - 4.5%
Charter Communications, Inc. - Class A (B)	2,903	397,711
Sirius XM Holdings, Inc. (A) (B)	1,770,776	6,339,378
Time Warner Cable, Inc.	3,974	529,615
Valassis Communications, Inc.	33,632	1,143,488
Metals & Mining - 0.0% (E)
Flinders Mines, Ltd. (B)	1,412,251	38,314
Oil, Gas & Consumable Fuels - 0.8%
Talisman Energy, Inc.	73,562	791,927
Yancoal Australia, Ltd. - Class CVR (B)	285,207	741,309
Personal Products - 2.3%
Atrium Innovations, Inc. (B)	112,065	2,412,856
Magic Holdings International, Ltd.	2,320,677	1,862,209
Pharmaceuticals - 4.0%
Paladin Labs, Inc. (B)	66,946	7,453,472
Real Estate Investment Trusts - 7.9%
BRE Properties, Inc. (A)	126,304	7,464,567
Cole Real Estate Investment, Inc.	239,801	3,632,985
Commonwealth Property Office Fund	3,470,359	3,735,615
Real Estate Management & Development - 0.3%
Deutsche Wohnen AG (B)	28,099	510,853
Road & Rail - 0.4%
YRC Worldwide, Inc. (B)	36,969	812,579
Semiconductors & Semiconductor Equipment - 3.7%
LSI Corp. (A)	449,100	4,953,573
Tokyo Electron, Ltd.	40,372	2,100,988
Software - 3.4%
Accelrys, Inc. (B)	140,000	1,761,200
Delcam PLC	860	29,243
TIBCO Software, Inc. (B)	17,106	364,187
Unit4 NV	80,479	4,184,294
Specialty Retail - 1.7%
Aeropostale, Inc. (B)	39,645	279,497
GameStop Corp. - Class A	4,555	159,744
JOS A. Bank Clothiers, Inc. (B)	15,200	854,544
Office Depot, Inc. (B)	28,100	137,409
Outerwall, Inc. (A) (B)	26,724	1,718,620

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.4%
Jones Group, Inc.	51,265	$ 756,159
Thrifts & Mortgage Finance - 2.5%
Hudson City Bancorp, Inc. (A)	517,750	4,680,460
Wireless Telecommunication Services - 0.6%
Leap Wireless International, Inc. (A) (B)	68,041	1,194,120

Total Common Stocks (cost $142,292,275)		143,212,709

RIGHTS - 0.1%
Biotechnology - 0.1%
Cubist Pharmaceuticals, Inc. (B)	179,875	156,671
Health Care Providers & Services - 0.0% (E)
Community Health Systems, Inc. (B)	656,253	26,250

Total Rights (cost $442,429)		182,921

INVESTMENT COMPANY - 0.0% (E)
Capital Markets - 0.0% (E)
Lyxor ETF STOXX Europe 600 Basic Resources (B)	814	46,472

Total Investment Company (cost $46,900)		46,472

MASTER LIMITED PARTNERSHIP - 1.3%
Diversified Financial Services - 1.3%
KKR Financial Holdings LLC (A)	203,413	2,461,297

Total Master Limited Partnership (cost $2,579,791)		2,461,297

	Contracts	Value
PURCHASED OPTIONS - 0.1%
Put Options - 0.1%
Aeropostale, Inc. Strike Price $7.00 Expires 04/19/2014	397	33,745
Charter Communications, Inc. (C) Strike Price $110.00 Expires 02/22/2014	18	630
Corning, Inc. Strike Price $15.00 Expires 02/22/2014	408	1,632
Ingersoll-Rand PLC Strike Price $55.00 Expires 02/22/2014	79	3,160
JOS A. Bank Clothiers, Inc. Strike Price $50.00 Expires 02/22/2014	15	150
JOS A. Bank Clothiers, Inc. Strike Price $55.00 Expires 03/22/2014	152	23,180
Koninklijke KPN NV Strike Price EUR 2.70 Expires 02/21/2014	212	2,144
Noble Corp. PLC Strike Price $33.00 Expires 02/22/2014	153	36,108
Oil States International, Inc. Strike Price $90.00 Expires 02/22/2014	87	9,135

	Contracts	Value
Put Options (continued)
Time Warner Cable, Inc. Strike Price $120.00 Expires 02/22/2014	77	$ 1,925
Verizon Communications, Inc. Strike Price $46.00 Expires 02/22/2014	393	11,004
XPO Logistics, Inc. Strike Price $25.00 Expires 02/22/2014	6	618

Total Purchased Options (cost $131,046)		123,431

	Principal	Value
REPURCHASE AGREEMENT - 11.9%
State Street Bank & Trust Co. 0.01% (F), dated 01/31/2014, to be repurchased at $22,421,593 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 2.10%, due 10/17/2022, and with a value of $22,870,375.	$22,421,575	22,421,575

Total Repurchase Agreement (cost $22,421,575)		22,421,575

Total Investment Securities (cost $185,545,741) (G)		185,845,996
Other Assets and Liabilities - Net - 1.1%		2,144,968

Net Assets - 100.0%		$187,990,964

	Shares	Value
SECURITIES SOLD SHORT - (29.3)%
COMMON STOCKS - (26.2)%
Aerospace & Defense - (0.1)%
United Technologies Corp.	(1,157)	(131,921)
Airlines - (0.2)%
Delta Air Lines, Inc.	(5,284)	(161,743)
United Continental Holdings, Inc. (B)	(3,958)	(181,435)
Automobiles - (0.3)%
Ford Motor Co.	(37,601)	(562,511)
Building Products - (0.1)%
Lennox International, Inc.	(1,842)	(159,444)
Cash Equivalent - (0.0)% (E)
Hma Cvr Common Stock	(656,133)	(26,245)
Commercial Banks - (9.3)%
M&T Bank Corp.	(43,529)	(4,853,919)
PacWest Bancorp	(172,859)	(6,933,374)
Umpqua Holdings Corp.	(322,957)	(5,671,125)
Commercial Services & Supplies - (0.7)%
R.R. Donnelley & Sons Co.	(70,345)	(1,299,272)
Diversified Telecommunication Services - (0.2)%
AT&T, Inc.	(11,868)	(395,442)
Energy Equipment & Services - (0.2)%
Atwood Oceanics, Inc. (B)	(1,600)	(75,840)
Diamond Offshore Drilling, Inc.	(1,399)	(67,907)
Ensco PLC - ADR	(1,614)	(81,297)
Hercules Offshore, Inc. (B)	(19,800)	(98,604)
Rowan Cos. PLC - Class A (B)	(2,375)	(74,504)
SeaDrill, Ltd.	(1,900)	(67,849)
Food & Staples Retailing - (2.1)%
Loblaw Cos., Ltd.	(104,170)	(4,023,698)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
Health Care Providers & Services - (1.2)%
AmerisourceBergen Corp. - Class A	(4,773)	$ (320,841)
Community Health Systems, Inc. (B)	(45,556)	(1,886,474)
Insurance - (0.1)%
Genworth Financial, Inc. - Class A (B)	(7,900)	(116,525)
Machinery - (0.0)% (E)
Manitowoc Co., Inc.	(400)	(11,380)
Media - (0.7)%
Liberty Global PLC - Series C (B)	(615)	(48,230)
Liberty Global PLC - Class A (B)	(839)	(66,601)
Liberty Media Corp. - Class A (B)	(8,571)	(1,127,858)
Valassis Communications, Inc.	(500)	(17,000)
Metals & Mining - (0.0)% (E)
Rautaruukki OYJ	(3,802)	(45,073)
Oil, Gas & Consumable Fuels - (0.0)% (E)
Yanzhou Coal Mining Co., Ltd. - Class H	(33,694)	(25,227)
Pharmaceuticals - (3.8)%
ENDO Health Solutions, Inc. (B)	(109,330)	(7,202,660)
Private Placement - (0.1)%
Plb CN Spinco Common Stock	(66,946)	(135,244)
Real Estate Investment Trusts - (5.7)%
American Realty Capital Properties, Inc.	(262,080)	(3,627,187)
Dexus Property Group	(1,319,083)	(1,148,624)
Essex Property Trust, Inc.	(37,560)	(5,948,377)
Real Estate Management & Development - (0.3)%
Deutsche Wohnen AG	(28,099)	(526,580)
Road & Rail - (0.3)%
Arkansas Best Corp.	(7,250)	(248,603)
Con-way, Inc.	(4,766)	(183,348)
Roadrunner Transportation Systems, Inc. (B)	(6,836)	(179,445)
Semiconductors & Semiconductor Equipment - (0.7)%
Applied Materials, Inc. - Class A	(83,880)	(1,410,862)
Trading Companies & Distributors - (0.1)%
Watsco, Inc.	(1,537)	(145,431)

Total Common Stocks (proceeds $48,656,165)		(49,287,700)

INVESTMENT COMPANIES - (1.7)%
Capital Markets - (1.7)%
Industrial Select Sector SPDR Fund	(2,819)	(141,034)
Market Vectors Oil Service ETF	(16,986)	(772,523)
SPDR Barclays High Yield Bond ETF	(3,700)	(150,923)
SPDR S&P 500 ETF Trust	(10,115)	(1,802,291)
SPDR S&P Insurance ETF	(6,446)	(379,283)

Total Investment Companies (proceeds $3,324,723)		(3,246,054)

MASTER LIMITED PARTNERSHIP - (1.4)%
Capital Markets - (1.4)%
KKR & Co., LP	(103,678)	(2,499,677)

Total Master Limited Partnership (proceeds $2,618,498)		(2,499,677)

Total Securities Sold Short (proceeds $54,599,386)		(55,033,431)

	Contracts	Value
WRITTEN OPTIONS - (0.2)%
Call Options - (0.2)%
Accelrys, Inc. Strike Price $12.50 Expires 03/22/2014	6	(60)

	Contracts	Value
Call Options (continued)
Accelrys, Inc. Strike Price $12.50 Expires 04/19/2014	78	$ (780)
Accelrys, Inc. Strike Price $12.50 Expires 07/19/2014	816	(8,160)
Aeropostale, Inc. Strike Price $8.00 Expires 02/22/2014	35	(525)
Applied Materials, Inc. Strike Price $16.00 Expires 02/22/2014	373	(35,062)
Applied Materials, Inc. Strike Price $17.00 Expires 02/22/2014	134	(4,824)
Applied Materials, Inc. Strike Price $18.00 Expires 02/22/2014	410	(2,870)
Beam, Inc. Strike Price $82.50 Expires 02/22/2014	4	(320)
Beam, Inc. Strike Price $85.00 Expires 02/22/2014	177	(2,655)
Beam, Inc. Strike Price $85.00 Expires 03/22/2014	545	(13,625)
Cameron International Corp. Strike Price $60.00 Expires 02/22/2014	14	(2,170)
Cameron International Corp. Strike Price $62.50 Expires 02/22/2014	15	(1,170)
CEC Entertainment, Inc. Strike Price $55.00 Expires 02/22/2014	15	(75)
Genworth Financial, Inc. Strike Price $15.00 Expires 02/07/2014	31	(1,023)
Genworth Financial, Inc. Strike Price $15.50 Expires 02/07/2014	31	(496)
Given Imaging, Ltd. (C) Strike Price $30.00 Expires 02/22/2014	41	(205)
Given Imaging, Ltd. (C) Strike Price $30.00 Expires 05/17/2014	93	(930)
JOS A. Bank Clothiers, Inc. Strike Price $60.00 Expires 02/22/2014	15	(75)
Liberty Media Corp. Strike Price $140.00 Expires 02/22/2014	6	(270)
Liberty Media Corp. Strike Price $145.00 Expires 02/22/2014	6	(105)
Manitowoc Co., Inc. Strike Price $23.00 Expires 02/22/2014	85	(35,020)
Manitowoc Co., Inc. Strike Price $24.00 Expires 02/22/2014	277	(124,096)
Manitowoc Co., Inc. Strike Price $25.00 Expires 02/22/2014	289	(128,027)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Contracts	Value
Call Options (continued)
Manitowoc Co., Inc. Strike Price $26.00 Expires 02/22/2014	75	$ (19,500)
Manitowoc Co., Inc. Strike Price $28.00 Expires 02/22/2014	60	(7,200)
Manitowoc Co., Inc. Strike Price $29.00 Expires 02/22/2014	41	(2,665)
Men’s Wearhouse, Inc. Strike Price $49.00 Expires 03/22/2014	26	(4,875)
Men’s Wearhouse, Inc. Strike Price $50.00 Expires 03/22/2014	125	(15,000)
Men’s Wearhouse, Inc. Strike Price $52.50 Expires 02/22/2014	270	(6,075)
Office Depot, Inc. Strike Price $5.00 Expires 02/22/2014	281	(4,215)
Sirius XM Holdings, Inc. Strike Price $4.00 Expires 02/22/2014	888	(1,776)
Sirius XM Holdings, Inc. Strike Price $4.50 Expires 06/21/2014	3	(11)
Talisman Energy, Inc. Strike Price $12.00 Expires 02/22/2014	542	(2,710)
Valassis Communications, Inc. (C) Strike Price $34.00 Expires 03/22/2014	140	(3,500)
Valassis Communications, Inc. Strike Price $35.00 Expires 03/22/2014	194	(5,626)
XPO Logistics, Inc. Strike Price $30.00 Expires 02/22/2014	4	(60)
Put Options - (0.0)% (E)
Accelrys, Inc. Strike Price $12.50 Expires 03/22/2014	6	(60)
Beam, Inc. Strike Price $80.00 Expires 03/22/2014	138	(2,070)
Beam, Inc. Strike Price $82.50 Expires 02/22/2014	4	(100)
Cameron International Corp. Strike Price $55.00 Expires 02/22/2014	14	(322)
Cameron International Corp. Strike Price $57.50 Expires 02/22/2014	27	(1,350)
Cameron International Corp. Strike Price $60.00 Expires 02/22/2014	20	(2,460)
Genworth Financial, Inc. Strike Price $15.00 Expires 02/07/2014	15	(750)
Genworth Financial, Inc. Strike Price $15.00 Expires 02/14/2014	15	(885)

	Contracts	Value
Put Options (continued)
Genworth Financial, Inc. Strike Price $15.00 Expires 02/22/2014	15	$ (915)
Manitowoc Co., Inc. Strike Price $21.00 Expires 02/22/2014	29	(435)
Manitowoc Co., Inc. Strike Price $22.00 Expires 02/22/2014	110	(550)
Manitowoc Co., Inc. Strike Price $23.00 Expires 02/22/2014	246	(2,460)
Manitowoc Co., Inc. Strike Price $24.00 Expires 02/22/2014	189	(945)
Manitowoc Co., Inc. Strike Price $25.00 Expires 02/22/2014	217	(3,255)
Manitowoc Co., Inc. Strike Price $26.00 Expires 02/22/2014	66	(1,650)
Manitowoc Co., Inc. Strike Price $27.00 Expires 02/22/2014	76	(3,040)
Manitowoc Co., Inc. Strike Price $28.00 Expires 02/22/2014	59	(4,425)
Responsys, Inc. Strike Price $25.00 Expires 04/19/2014	137	(685)
Sirius XM Holdings, Inc. Strike Price $3.50 Expires 02/22/2014	7	(49)
Sirius XM Holdings, Inc. Strike Price $4.00 Expires 02/22/2014	162	(7,128)

Total Written Options (premiums $(382,841))		(469,290)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (H)

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (I)

Reference Entity	Floating Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
F&C Asset Management PLC (C)	GBP-1M-LIBOR-BBA	11/01/2017	UBS	114,525	$(69)	$0	$(69)
Life Technologies Corp.	USD-1M-LIBOR-BBA	12/02/2017	UBS	42,371	(21,211)	0	(21,211)
Yancoal Australia, Ltd. (C)	AUD-1M-BBSW-Reuters	01/31/2018	UBS	256,008	(572)	0	(572)
Yancoal Australia, Ltd. - CVR (C)	AUD-1M-BBSW-Reuters	01/31/2018	UBS	365,893	(3,185)	0	(3,185)

					$ (25,037)	$0	$(25,037)

FORWARD FOREIGN CURRENCY CONTRACTS: (H)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	GSC	55,000	03/17/2014	$48,551	$(565)
AUD	GSC	18,000	03/17/2014	15,975	(271)
AUD	GSC	67,000	03/17/2014	59,569	(1,113)
AUD	GSC	70,000	03/17/2014	62,183	(1,110)
AUD	GSC	140,000	03/17/2014	125,091	(2,945)
AUD	GSC	410,000	03/17/2014	370,160	(12,446)
AUD	GSC	16,000	03/17/2014	14,040	(80)
AUD	GSC	42,000	03/17/2014	36,548	96
AUD	GSC	110,000	03/17/2014	96,198	(226)
AUD	GSC	(440,000)	03/17/2014	(390,874)	6,986
AUD	GSC	(3,022,000)	03/17/2014	(2,682,614)	45,999
AUD	GSC	(450,000)	03/17/2014	(400,746)	8,133
AUD	GSC	(40,000)	03/17/2014	(35,612)	713
AUD	GSC	(12,000)	03/17/2014	(10,651)	182
AUD	GSC	(17,000)	03/17/2014	(15,092)	260
AUD	GSC	(400,000)	03/17/2014	(354,527)	5,538
AUD	GSC	(420,000)	03/17/2014	(371,700)	5,261
AUD	GSC	(11,000)	03/17/2014	(9,695)	98
CAD	GSC	380,000	03/17/2014	340,189	635
CAD	GSC	4,620,000	03/17/2014	4,170,006	(26,303)
CAD	GSC	(9,733,200)	03/17/2014	(9,129,939)	400,179
CAD	GSC	(90,000)	03/17/2014	(84,751)	4,029
CAD	GSC	(220,000)	03/17/2014	(204,172)	6,853
CAD	GSC	(1,000,000)	03/17/2014	(923,366)	26,461
CAD	GSC	(770,000)	03/17/2014	(707,110)	16,493
CAD	GSC	(920,000)	03/17/2014	(838,379)	13,226
CAD	GSC	(200,000)	03/17/2014	(182,813)	3,432
CAD	GSC	(270,000)	03/17/2014	(245,709)	3,544
CAD	GSC	(220,000)	03/17/2014	(200,174)	2,855
CAD	GSC	(300,000)	03/17/2014	(270,444)	1,373
CAD	GSC	(200,000)	03/17/2014	(180,023)	641
CAD	GSC	(510,000)	03/17/2014	(456,463)	(959)
CHF	GSC	550,000	03/17/2014	618,666	(11,809)
CHF	GSC	(550,000)	03/17/2014	(619,022)	12,164
EUR	GSC	33,000	03/17/2014	44,940	(432)
EUR	GSC	130,000	03/17/2014	176,656	(1,323)
EUR	GSC	(2,331,000)	03/17/2014	(3,205,209)	61,341
EUR	GSC	(200,000)	03/17/2014	(274,793)	5,049
EUR	GSC	(120,000)	03/17/2014	(164,774)	2,928
EUR	GSC	(138,000)	03/17/2014	(189,772)	3,648
EUR	GSC	(68,000)	03/17/2014	(93,589)	1,876
EUR	GSC	(48,000)	03/17/2014	(66,028)	1,290
EUR	GSC	(78,000)	03/17/2014	(106,646)	1,445

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (H) (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	GSC	(70,000)	03/17/2014	$(95,901)	$1,490
EUR	GSC	(27,000)	03/17/2014	(36,824)	408
EUR	GSC	(36,000)	03/17/2014	(48,820)	266
EUR	GSC	(140,000)	03/17/2014	(191,361)	2,540
EUR	GSC	(15,000)	03/17/2014	(20,508)	277
EUR	GSC	(45,000)	03/17/2014	(60,987)	295
GBP	GSC	(4,858,000)	03/17/2014	(7,926,701)	(56,633)
GBP	GSC	(280,000)	03/17/2014	(458,084)	(2,051)
GBP	GSC	(80,000)	03/17/2014	(130,689)	(778)
GBP	GSC	(98,000)	03/17/2014	(160,738)	(309)
HKD	GSC	50,000	03/17/2014	6,448	(8)
HKD	GSC	(13,743,000)	03/17/2014	(1,772,634)	2,313
HKD	GSC	(130,000)	03/17/2014	(16,766)	20
HKD	GSC	(200,000)	03/17/2014	(25,793)	30
HKD	GSC	(200,000)	03/17/2014	(25,784)	21
HKD	GSC	(260,000)	03/17/2014	(33,515)	23
JPY	GSC	37,483,000	03/17/2014	356,716	10,236
JPY	GSC	(37,700,000)	03/17/2014	(365,951)	(3,125)
JPY	GSC	(22,730,000)	03/17/2014	(220,772)	(1,750)
JPY	GSC	(7,900,000)	03/17/2014	(77,038)	(302)
JPY	GSC	(5,200,000)	03/17/2014	(50,436)	(472)
JPY	GSC	(11,360,000)	03/17/2014	(109,129)	(2,083)
JPY	GSC	(5,400,000)	03/17/2014	(51,840)	(1,025)
JPY	GSC	(5,630,000)	03/17/2014	(54,666)	(450)
JPY	GSC	(670,000)	03/17/2014	(6,517)	(42)
NOK	GSC	1,760,000	03/17/2014	284,807	(4,907)
NOK	GSC	(1,760,000)	03/17/2014	(284,122)	4,222
NOK	GSC	(2,450,000)	03/17/2014	(397,391)	7,757
NOK	GSC	(5,000,000)	03/17/2014	(801,620)	6,449
NOK	GSC	(1,900,000)	03/17/2014	(307,620)	5,455
NOK	GSC	(1,190,000)	03/17/2014	(193,742)	4,492
NOK	GSC	(2,590,000)	03/17/2014	(424,701)	12,802
NOK	GSC	(4,260,000)	03/17/2014	(692,027)	14,541
NOK	GSC	(600,000)	03/17/2014	(96,745)	1,324
NOK	GSC	(1,230,000)	03/17/2014	(201,241)	5,629
NOK	GSC	(3,580,000)	03/17/2014	(581,082)	11,739

					$601,540

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Corporate Debt Securities	$—	$17,397,591	$—	$17,397,591
Common Stocks
Air Freight & Logistics	122,829	—	—	122,829
Airlines	460,071	—	—	460,071
Automobiles	1,216,112	—	—	1,216,112
Beverages	9,238,803	—	—	9,238,803
Biotechnology	—	3,632,762	10,725	3,643,487
Chemicals	594,386	2,742,879	—	3,337,265
Commercial Banks	14,455,335	—	—	14,455,335
Commercial Services & Supplies	2,767,112	—	—	2,767,112
Communications Equipment	1,987,872	—	—	1,987,872
Computers & Peripherals	1,323,972	—	—	1,323,972
Construction Materials	218,674	—	—	218,674
Diversified Telecommunication Services	535,087	159,772	—	694,859
Electric Utilities	2,853,042	—	—	2,853,042
Electrical Equipment	398,192	—	—	398,192
Energy Equipment & Services	1,543,552	—	—	1,543,552
Food & Staples Retailing	9,204,160	—	—	9,204,160
Health Care Equipment & Supplies	3,314,267	—	—	3,314,267
Health Care Providers & Services	2,518,926	93,479	—	2,612,405
Hotels, Restaurants & Leisure	767,959	—	—	767,959
Insurance	1,371,838	—	—	1,371,838
Internet Software & Services	3,238,931	—	—	3,238,931
Life Sciences Tools & Services	16,135,360	—	—	16,135,360
Machinery	1,265,696	—	—	1,265,696
Media	8,410,192	—	—	8,410,192
Metals & Mining	—	38,314	—	38,314
Oil, Gas & Consumable Fuels	791,927	741,309	—	1,533,236
Personal Products	2,412,856	1,862,209	—	4,275,065
Pharmaceuticals	7,453,472	—	—	7,453,472
Real Estate Investment Trusts	11,097,552	3,735,615	—	14,833,167
Real Estate Management & Development	—	510,853	—	510,853
Road & Rail	812,579	—	—	812,579
Semiconductors & Semiconductor Equipment	4,953,573	2,100,988	—	7,054,561
Software	2,125,387	4,213,537	—	6,338,924
Specialty Retail	3,149,814	—	—	3,149,814
Textiles, Apparel & Luxury Goods	756,159	—	—	756,159
Thrifts & Mortgage Finance	4,680,460	—	—	4,680,460
Wireless Telecommunication Services	1,194,120	—	—	1,194,120
Rights	182,921	—	—	182,921
Investment Company	—	46,472	—	46,472
Master Limited Partnership	2,461,297	—	—	2,461,297
Purchased Options	122,801	630	—	123,431
Repurchase Agreement	—	22,421,575	—	22,421,575

Total Investment Securities	$126,137,286	$59,697,985	$10,725	$185,845,996

Derivative Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$735,057	$—	$735,057

Total Derivative Financial Instruments	$—	$735,057	$—	$735,057

Other Assets (L)
Other Assets	$—	$—	$1,165	$1,165

Total Other Assets	$—	$—	$1,165	$1,165

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (J) (continued)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
LIABILITIES
Securities Sold Short
Common Stocks	$(47,542,196)	$(1,745,504)	$—	$(49,287,700)
Investment Companies	(3,246,054)	—	—	(3,246,054)
Master Limited Partnerships	(2,499,677)	—	—	(2,499,677)

Total Securities Sold Short	$(53,287,927)	$(1,745,504)	$—	$(55,033,431)

Derivative Financial Instruments
Written Options	$(464,655)	$(4,635)	$—	$(469,290)
Total Return Swap Agreements (K)	—	(25,037)	—	(25,037)
Forward Foreign Currency Contracts (K)	—	(133,517)	—	(133,517)

Total Derivative Financial Instruments	$(464,655)	$(163,189)	$—	$(627,844)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases (M)	Sales (N)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (O)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2014 (P)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014 (O)
Common Stocks	$10,467	$0	$—	$—	$—	$258	$—	$—	$10,725	$10,725
Other Assets (Q)	1,258	—	0	—	—	(93)	—	—	1,165	(93)

Total	$11,725	$—	$—	$—	$—	$165	$—	$—	$11,890	$10,632

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open options and securities sold short transactions. Total value of securities segregated as collateral for open options and securities sold short transactions is $303,052,490.
(B)	Non-income producing security.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $11,355, or 0.01% of the fund’s net assets, and total aggregate fair value of derivatives is $(8,461), or less than 0.01% of the fund’s net assets.
(D)	Illiquid. Total aggregate fair value of illiquid securities is $10,725, or 0.01% of the fund’s net assets.
(E)	Percentage rounds to less than 0.1%.
(F)	Rate shown reflects the yield at January 31, 2014.
(G)	Aggregate cost for federal income tax purposes is $185,545,741. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $3,683,318 and $3,383,063, respectively. Net unrealized appreciation for tax purposes is $300,255.
(H)	Cash in the amount of $3,137,505 has been segregated by the custodian with the broker as collateral for open swap and/or forward foreign currency contracts.
(I)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(K)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(L)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.
(M)	Purchases include all purchases of securities and securities received in corporate actions.
(N)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(O)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014 may be due to an investment no longer held or categorized as Level 3 at year end.
(P)	Level 3 securities were not considered significant to the fund.
(Q)	Other assets include pending receivable.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities aggregated $4,630,651, or 2.46% of the fund’s net assets.
ADR	American Depositary Receipt
BBA	British Bankers’ Association
BBSW	Bank Bill Swap Reference Rate
CVR	Contingent Value Right
GSC	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
USD	United States Dollar

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 45.6%
Transamerica Core Bond (A)	16,216,855	$ 163,465,898
Transamerica Emerging Markets Debt (A)	1,482,408	15,239,155
Transamerica Flexible Income (A)	2,450,362	22,984,396
Transamerica High Yield Bond (A)	2,663,915	25,919,889
Transamerica Money Market (A)	4,092,319	4,092,319
Transamerica Short-Term Bond (A)	7,442,149	75,984,346
Transamerica Total Return (A)	15,960,218	167,741,894
Global/International Equity - 8.5%
Transamerica Developing Markets Equity (A)	1,927,601	21,087,950
Transamerica Emerging Markets Equity (A)	696,275	6,405,734
Transamerica International (A)	680,147	7,046,323
Transamerica International Equity (A)	379,884	6,617,579
Transamerica International Equity Opportunities (A)	1,484,636	12,248,243
Transamerica International Small Cap (A)	1,285,612	12,830,410
Transamerica International Small Cap Value (A)	240,450	2,902,231
Transamerica Value (A)	725,530	19,879,519
Inflation-Protected Securities - 5.0%
Transamerica Real Return TIPS (A)	5,612,447	51,634,513
Tactical and Specialty - 13.9%
Transamerica Arbitrage Strategy (A)	1,720,744	17,293,477
Transamerica Bond (A)	5,744,376	60,086,173
Transamerica Commodity Strategy (A) (B)	1,003,057	8,425,682
Transamerica Global Allocation (A)	1,804,616	20,554,574
Transamerica Global Macro (A) (B)	1,403,216	7,577,367
Transamerica Global Real Estate Securities (A)	71,520	912,596
Transamerica Long/Short Strategy (A) (B)	1,023,516	9,273,057
Transamerica Managed Futures Strategy (A)	2,031,811	20,500,974
U.S. Equity - 27.1%
Transamerica Capital Growth (A)	988,588	15,580,151
Transamerica Diversified Equity (A)	2,586,986	45,789,650
Transamerica Dividend Focused (A)	3,094,391	37,658,743
Transamerica Growth (A)	3,228,990	47,240,127
Transamerica Growth Opportunities (A)	1,614,070	19,110,591
Transamerica Large Cap Growth (A)	247,591	3,008,228
Transamerica Large Cap Value (A)	4,441,488	53,919,669
Transamerica Mid Cap Value (A)	607,713	9,541,094
Transamerica Select Equity (A)	2,824,316	36,659,625
Transamerica Small Cap Core (A)	558,601	5,692,143
Transamerica Small Cap Growth (A)	629,254	7,733,528
Transamerica Small Cap Value (A)	68,661	845,899
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	1,529	7,099

Total Investment Companies (cost $943,505,077)		1,043,490,846

Total Investment Securities (cost $943,505,077) (G)		1,043,490,846
Other Assets and Liabilities - Net - (0.1)%		(1,486,047)

Net Assets - 100.0%		$ 1,042,004,799

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Investment Companies
Fixed Income	$475,427,897	$—	$—	$475,427,897
Global/International Equity	89,017,989	—	—	89,017,989
Inflation-Protected Securities	51,634,513	—	—	51,634,513
Tactical and Specialty	144,623,900	—	—	144,623,900
U.S. Equity	282,779,448	—	7,099	282,786,547

Total Investment Securities	$1,043,483,747	$—	$7,099	$1,043,490,846

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (I)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2014 (J)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014 (I)
Investment Companies	$9,211	$—	$—	$—	$—	$(2,112)	$—	$—	$7,099	$(2,112)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	Non-income producing security.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $7,099, or less than 0.01% of the fund’s net assets.
(D)	Investment in affiliated company of the Transamerica Asset Management, Inc.
(E)	Illiquid. Total aggregate fair value of illiquid securities is $7,099, or less than 0.01% of the fund’s net assets.
(F)	Restricted security. At January 31, 2014, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$ 15,291	$ 7,099	0.00% (K)

(G)	Aggregate cost for federal income tax purposes is $943,505,077. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $114,226,031 and $14,240,262, respectively. Net unrealized appreciation for tax purposes is $99,985,769.
(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(I)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(J)	Level 3 securities were not considered significant to the fund.
(K)	Percentage rounds to less than 0.01%.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 0.0% (A)
Transamerica Money Market (B)	60,288	$ 60,288
Global/International Equity - 22.5%
Transamerica Developing Markets Equity (B)	6,638,620	72,626,507
Transamerica Emerging Markets Equity (B)	2,209,895	20,331,030
Transamerica International (B)	3,702,756	38,360,552
Transamerica International Equity (B)	2,397,569	41,765,655
Transamerica International Equity Opportunities (B)	7,855,448	64,807,448
Transamerica International Small Cap (B)	4,685,195	46,758,250
Transamerica International Small Cap Value (B)	729,672	8,807,139
Transamerica Value (B)	1,890,553	51,801,160
Tactical and Specialty - 10.7%
Transamerica Arbitrage Strategy (B)	3,230,106	32,462,562
Transamerica Global Allocation (B)	1,015,777	11,569,701
Transamerica Global Macro (B) (C)	2,864,435	15,467,949
Transamerica Global Real Estate Securities (B)	419,642	5,354,631
Transamerica Managed Futures Strategy (B)	9,885,289	99,742,563
U.S. Equity - 66.9%
Transamerica Capital Growth (B)	5,104,475	80,446,525
Transamerica Diversified Equity (B)	7,454,855	131,950,937
Transamerica Dividend Focused (B)	13,028,121	158,552,228
Transamerica Growth (B)	9,722,204	142,235,843
Transamerica Growth Opportunities (B)	4,813,693	56,994,119
Transamerica Large Cap Growth (B)	934,366	11,352,548
Transamerica Large Cap Value (B)	12,378,402	150,273,797
Transamerica Mid Cap Value (B)	4,610,838	72,390,149
Transamerica Select Equity (B)	11,827,370	153,519,262
Transamerica Small Cap Core (B)	452,871	4,614,753
Transamerica Small Cap Growth (B)	2,664,176	32,742,720
Transamerica Small Cap Value (B)	2,799,269	34,486,993
Transamerica Small Company Growth Liquidating Trust (C) (D) (E) (F) (G)	5,111	23,727

Total Investment Companies (cost $1,192,224,114)		1,539,499,036

	Principal	Value
REPURCHASE AGREEMENT - 0.0% (A)
State Street Bank & Trust Co. 0.01% (H), dated 01/31/2014, to be repurchased at $41,630 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $44,375.	$ 41,630	41,630

Total Repurchase Agreement (cost $41,630)		41,630

Total Investment Securities (cost $1,192,265,744) (I)		1,539,540,666
Other Assets and Liabilities - Net - (0.1)%		(1,396,699)

Net Assets - 100.0%		$ 1,538,143,967

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Investment Companies
Fixed Income	$60,288	$—	$—	$60,288
Global/International Equity	345,257,741	—	—	345,257,741
Tactical and Specialty	164,597,406	—	—	164,597,406
U.S. Equity	1,029,559,874	—	23,727	1,029,583,601
Repurchase Agreement	—	41,630	—	41,630

Total Investment Securities	$1,539,475,309	$41,630	$23,727	$1,539,540,666

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (K)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2014 (L)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014 (K)
Investment Companies	$ 30,787	$ —	$ —	$ —	$ —	$ (7,060)	$ —	$ —	$ 23,727	$ (7,060)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1%.
(B)	The fund invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(C)	Non-income producing security.
(D)	Investment in affiliated company of the Transamerica Asset Management, Inc.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $23,727, or less than 0.01% of the fund’s net assets.
(F)	Illiquid. Total aggregate fair value of illiquid securities is $23,727, or less than 0.01% of the fund’s net assets.
(G)	Restricted security. At January 31, 2014, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$ 51,112	$ 23,727	0.00% (M)

(H)	Rate shown reflects the yield at January 31, 2014.
(I)	Aggregate cost for federal income tax purposes is $1,192,265,744. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $349,340,973 and $2,066,051, respectively. Net unrealized appreciation for tax purposes is $347,274,922.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(K)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(L)	Level 3 securities were not considered significant to the fund.
(M)	Percentage rounds to less than 0.01%.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 19.3%
Transamerica Core Bond (A)	10,506,495	$ 105,905,471
Transamerica Emerging Markets Debt (A)	1,512,883	15,552,441
Transamerica Flexible Income (A)	1,580,952	14,829,327
Transamerica High Yield Bond (A)	4,298,496	41,824,369
Transamerica Short-Term Bond (A)	6,728	68,693
Transamerica Total Return (A)	38,273,021	402,249,451
Global/International Equity - 16.1%
Transamerica Developing Markets Equity (A)	9,263,275	101,340,232
Transamerica Emerging Markets Equity (A)	3,475,978	31,978,999
Transamerica International (A)	6,462,604	66,952,574
Transamerica International Equity (A)	1,917,550	33,403,721
Transamerica International Equity Opportunities (A)	9,287,958	76,625,651
Transamerica International Small Cap (A)	7,170,201	71,558,611
Transamerica International Small Cap Value (A)	1,534,985	18,527,266
Transamerica Value (A)	3,159,605	86,573,163
Inflation-Protected Securities - 1.9%
Transamerica Real Return TIPS (A)	6,261,941	57,609,856
Tactical and Specialty - 11.2%
Transamerica Arbitrage Strategy (A)	5,231,111	52,572,665
Transamerica Bond (A)	4,295,915	44,935,275
Transamerica Commodity Strategy (A) (B)	3,358,716	28,213,214
Transamerica Global Allocation (A)	6,781,603	77,242,454
Transamerica Global Real Estate Securities (A)	1,362,584	17,386,572
Transamerica Managed Futures Strategy (A)	11,562,670	116,667,337
U.S. Equity - 51.6%
Transamerica Capital Growth (A)	6,372,719	100,434,054
Transamerica Diversified Equity (A)	11,619,320	205,661,967
Transamerica Dividend Focused (A)	19,930,178	242,550,263
Transamerica Growth (A)	14,926,912	218,380,723
Transamerica Growth Opportunities (A)	9,360,663	110,830,254
Transamerica Large Cap Growth (A)	1,374,891	16,704,929
Transamerica Large Cap Value (A)	19,134,558	232,293,537
Transamerica Mid Cap Value (A)	7,238,665	113,647,048
Transamerica Select Equity (A)	18,283,672	237,322,065
Transamerica Small Cap Core (A)	1,916,969	19,533,917
Transamerica Small Cap Growth (A)	2,121,765	26,076,492
Transamerica Small Cap Value (A)	2,450,064	30,184,785
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	4,660	21,633

Total Investment Companies (cost $2,494,461,086)		3,015,659,009

Total Investment Securities (cost $2,494,461,086) (G)		3,015,659,009
Other Assets and Liabilities - Net - (0.1)%		(2,882,342)

Net Assets - 100.0%		$ 3,012,776,667

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Investment Companies
Fixed Income	$580,429,752	$—	$—	$580,429,752
Global/International Equity	486,960,217	—	—	486,960,217
Inflation-Protected Securities	57,609,856	—	—	57,609,856
Tactical and Specialty	337,017,517	—	—	337,017,517
U.S. Equity	1,553,620,034	—	21,633	1,553,641,667

Total Investment Securities	$3,015,637,376	$—	$21,633	$3,015,659,009

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (I)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2014 (J)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014 (I)
Investment Companies	$ 28,070	$ —	$ —	$ —	$ —	$ (6,437)	$ —	$ —	$ 21,633	$ (6,437)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in affiliated company of the Transamerica Asset Management, Inc.
(D)	Illiquid. Total aggregate fair value of illiquid securities is $21,633, or less than 0.01% of the fund’s net assets.
(E)	Restricted security. At January 31, 2014, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$ 46,600	$ 21,633	0.00% (K)

(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $21,633, or less than 0.01% of the fund’s net assets.
(G)	Aggregate cost for federal income tax purposes is $2,494,461,086. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $543,308,977 and $22,111,054, respectively. Net unrealized appreciation for tax purposes is $521,197,923.
(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(I)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(J)	Level 3 securities were not considered significant to the Portfolio.
(K)	Percentage rounds to less than 0.01%.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 39.5%
Transamerica Core Bond (A)	17,059,754	$ 171,962,324
Transamerica Emerging Markets Debt (A)	2,676,412	27,513,514
Transamerica Flexible Income (A)	6,781,271	63,608,325
Transamerica High Yield Bond (A)	3,630,298	35,322,801
Transamerica Money Market (A)	3,405,895	3,405,895
Transamerica Short-Term Bond (A)	17,073,085	174,316,199
Transamerica Total Return (A)	36,316,847	381,690,058
Global/International Equity - 10.9%
Transamerica Developing Markets Equity (A)	3,777,761	41,328,703
Transamerica Emerging Markets Equity (A)	1,345,926	12,382,521
Transamerica International (A)	2,161,938	22,397,673
Transamerica International Equity (A)	1,484,555	25,860,952
Transamerica International Equity Opportunities (A)	5,796,478	47,820,947
Transamerica International Small Cap (A)	3,636,053	36,287,806
Transamerica International Small Cap Value (A)	771,298	9,309,563
Transamerica Value (A)	1,494,459	40,948,167
Inflation-Protected Securities - 3.0%
Transamerica Real Return TIPS (A)	6,986,410	64,274,971
Tactical and Specialty - 14.0%
Transamerica Arbitrage Strategy (A)	3,423,197	34,403,135
Transamerica Bond (A)	8,429,115	88,168,543
Transamerica Commodity Strategy (A) (B)	2,464,529	20,702,042
Transamerica Global Allocation (A)	4,209,538	47,946,640
Transamerica Global Macro (A) (B)	2,195,167	11,853,904
Transamerica Global Real Estate Securities (A)	78,925	1,007,084
Transamerica Long/Short Strategy (A) (B)	1,685,200	15,267,915
Transamerica Managed Futures Strategy (A)	8,379,552	84,549,680
U.S. Equity - 32.7%
Transamerica Capital Growth (A)	3,563,351	56,158,408
Transamerica Diversified Equity (A)	5,519,376	97,692,947
Transamerica Dividend Focused (A)	8,124,674	98,877,279
Transamerica Growth (A)	7,143,579	104,510,554
Transamerica Growth Opportunities (A)	4,894,132	57,946,528
Transamerica Large Cap Growth (A)	865,916	10,520,878
Transamerica Large Cap Value (A)	7,602,170	92,290,349
Transamerica Mid Cap Value (A)	3,230,372	50,716,841
Transamerica Select Equity (A)	7,459,322	96,822,005
Transamerica Small Cap Core (A)	1,080,690	11,012,228
Transamerica Small Cap Growth (A)	1,327,004	16,308,876
Transamerica Small Cap Value (A)	1,482,733	18,267,274
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	2,887	13,401

Total Investment Companies (cost $1,920,829,816)		2,173,466,930

	Principal	Value
REPURCHASE AGREEMENT - 0.0% (G)
State Street Bank & Trust Co. 0.01% (H), dated 01/31/2014, to be repurchased at $4,708 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $8,875.	$ 4,708	4,708

Total Repurchase Agreement (cost $4,708)		4,708

Total Investment Securities (cost $1,920,834,524) (I)		2,173,471,638
Other Assets and Liabilities - Net - (0.1)%		(1,986,801)

Net Assets - 100.0%		$ 2,171,484,837

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Investment Companies
Fixed Income	$857,819,116	$—	$—	$857,819,116
Global/International Equity	236,336,332	—	—	236,336,332
Inflation-Protected Securities	64,274,971	—	—	64,274,971
Tactical and Specialty	303,898,943	—	—	303,898,943
U.S. Equity	711,124,167	—	13,401	711,137,568
Repurchase Agreement	—	4,708	—	4,708

Total Investment Securities	$2,173,453,529	$4,708	$13,401	$2,173,471,638

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (K)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2014 (L)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014 (K)
Investment Companies	$ 17,389	$ —	$ —	$ —	$ —	$ (3,988)	$ —	$ —	$ 13,401	$ (3,988)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in affiliated company of the Transamerica Asset Management, Inc.
(D)	Illiquid. Total aggregate fair value of illiquid securities is $13,401, or less than 0.01% of the fund’s net assets.
(E)	Restricted security. At January 31, 2014, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$ 28,869	$ 13,401	0.00% (M)

(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $13,401, or less than 0.01% of the fund’s net assets.
(G)	Percentage rounds to less than 0.1%.
(H)	Rate shown reflects the yield at January 31, 2014.
(I)	Aggregate cost for federal income tax purposes is $1,920,834,524. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $278,071,415 and $25,434,301, respectively. Net unrealized appreciation for tax purposes is $252,637,114.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(K)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(L)	Level 3 securities were not considered significant to the fund.
(M)	Percentage rounds to less than 0.01%.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATION - 1.0%
United States - 1.0%
U.S. Treasury Note
0.88%, 01/31/2017		$ 8,065,000	$ 8,100,913

Total U.S. Government Obligation (cost $8,056,296)			8,100,913

FOREIGN GOVERNMENT OBLIGATIONS - 9.3%
Australia - 0.2%
Queensland Treasury Corp., Series MTN
7.13%, 09/18/2017 - 144A	NZD	1,640,000	1,435,292
Brazil - 1.0%
Brazilian Government International Bond
8.50%, 01/05/2024 (A)	BRL	9,100,000	3,280,638
Series 2007-2N, Class 3A1
10.25%, 01/10/2028 (A)		12,000,000	4,723,920
Canada - 3.1%
Canadian Government Bond
1.25%, 09/01/2018	CAD	1,855,000	1,642,393
2.75%, 09/01/2016		11,430,000	10,701,559
Province of Ontario Canada
2.95%, 02/05/2015		$ 7,070,000	7,258,062
4.20%, 03/08/2018 - 06/02/2020	CAD	3,390,000	3,352,215
Province of Quebec Canada, Series MTN
6.75%, 11/09/2015	NZD	2,825,000	2,379,313
Italy - 0.1%
Italy Buoni Poliennali del Tesoro
5.75%, 02/01/2033	EUR	560,000	893,154
Mexico - 3.0%
Mexican Bonos
6.50%, 06/10/2021	MXN	69,500,000	5,262,565
7.75%, 11/13/2042		43,500,000	3,251,984
United Mexican States
8.00%, 12/07/2023		186,800,000	15,353,580
Philippines - 0.3%
Philippine Government International Bond
3.90%, 11/26/2022	PHP	70,000,000	1,459,621
4.95%, 01/15/2021		50,000,000	1,147,396
Portugal - 0.4%
Portugal Obrigacoes do Tesouro OT
4.95%, 10/25/2023 - Reg S	EUR	2,585,000	3,507,662
Spain - 0.5%
Spain Government Bond
4.65%, 07/30/2025		3,035,000	4,381,021
Supranational - 0.5%
European Bank for Reconstruction & Development, Series MTN
6.25%, 02/05/2016	BRL	10,470,000	4,039,622
Uruguay - 0.2%
Uruguay Government International Bond
4.38%, 12/15/2028	UYU	33,642,227	1,499,057

Total Foreign Government Obligations (cost $77,241,920)			75,569,054

MORTGAGE-BACKED SECURITIES - 10.0%
United States - 10.0%
Alternative Loan Trust
Series 2003-4CB, Class 1A1
5.75%, 04/25/2033		$ 1,636,384	1,706,833
Series 2004-27CB, Class A1
6.00%, 12/25/2034		2,943,353	2,902,105

	Principal	Value
United States (continued)
Alternative Loan Trust (continued)
Series 2004-J3, Class 1A1
5.50%, 04/25/2034	$ 782,867	$ 817,854
Banc of America Alternative Loan Trust
Series 2003-10, Class 1A1
5.50%, 12/25/2033	994,874	1,024,015
Series 2003-10, Class 3A1
5.50%, 12/25/2033	1,586,178	1,635,164
Banc of America Funding Corp.
Series 2005-7, Class 3A1
5.75%, 11/25/2035	1,236,371	1,269,381
Series 2006-I, Class 1A1
2.40%, 12/20/2036 (B)	145,678	146,720
Banc of America Funding Trust
Series 2005-4, Class 1A3
5.50%, 08/25/2035	582,801	599,973
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-2, Class A4
5.64%, 04/10/2049 (B)	500,000	555,556
Banc of America Mortgage Trust
Series 2004-8, Class 1A19
5.50%, 10/25/2034	1,096,821	1,107,601
Series 2004-A, Class 2A2
2.79%, 02/25/2034 (B)	980,145	980,238
Bear Stearns ARM Trust
Series 2004-10, Class 11A1
2.69%, 01/25/2035 (B)	64,514	63,516
Series 2004-3, Class 2A
2.60%, 07/25/2034 (B)	182,348	181,908
Series 2004-9, Class 12A3
2.86%, 11/25/2034 (B)	633,924	625,482
Chase Mortgage Finance Trust Series
Series 2007-A1, Class 3A1
2.69%, 02/25/2037 (B)	1,146,939	1,131,554
CHL Mortgage Pass-Through Trust
Series 2003-57, Class A11
5.50%, 01/25/2034	936,611	977,094
Series 2004-HYB4, Class 2A1
2.50%, 09/20/2034 (B)	468,975	455,525
Series 2005-11, Class 4A1
0.43%, 04/25/2035 (B)	738,252	603,633
Commercial Mortgage Trust
Series 2007-GG11, Class A4
5.74%, 12/10/2049	3,100,000	3,467,967
Countrywide Alternative Loan
Series 2003-20CB, Class 2A1
5.75%, 10/25/2033	965,532	1,016,873
Series 2003-9T1, Class A7
5.50%, 07/25/2033	935,682	954,091
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class A4
5.68%, 06/15/2039 (B)	1,951,601	2,137,174
Series 2007-C4, Class A4
5.76%, 09/15/2039 (B)	1,200,000	1,332,578
Series 2007-C5, Class A4
5.70%, 09/15/2040 (B)	4,785,000	5,298,770
Series 2008-C1, Class A3
6.04%, 02/15/2041 (B)	1,540,000	1,743,292
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-1, Class 3A4
5.25%, 05/25/2028	258,100	262,569
CW Capital Cobalt, Ltd.
Series 2006-C1, Class AM
5.25%, 08/15/2048	950,000	980,225

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
United States (continued)
Extended Stay America Trust
Series 2013-ESH7, Class D7
4.04%, 12/05/2031 - 144A (B)	$ 5,130,000	$ 5,295,986
FDIC Trust
Series 2013-N1, Class A
4.50%, 10/25/2018 - 144A	462,300	467,109
GMAC Mortgage Corp., Loan Trust
Series 2003-J7, Class A7
5.00%, 11/25/2033	275,959	284,865
Series 2005-AR4, Class 3A1
3.10%, 07/19/2035 (B)	1,368,571	1,267,985
GS Mortgage Securities Trust
Series 2007-GG10, Class AM
5.81%, 08/10/2045 (B)	3,110,000	3,231,959
GSR Mortgage Loan Trust
Series 2004-14, Class 3A1
2.76%, 12/25/2034 (B)	1,107,249	1,011,370
Series 2004-14, Class 5A1
2.76%, 12/25/2034 (B)	1,451,568	1,453,147
Series 2005-AR6, Class 4A5
2.68%, 09/25/2035 (B)	2,700,000	2,677,393
Harborview Mortgage Loan Trust
Series 2004-3, Class 1A
2.68%, 05/19/2034 (B)	1,945,858	1,930,745
Hilton USA Trust
4.41%, 11/05/2030	1,375,000	1,398,374
IndyMac Index Mortgage Loan Trust
Series 2005-16IP, Class A1
0.80%, 07/25/2045 (B)	277,381	251,779
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LDPX, Class AM
5.46%, 01/15/2049 (B)	400,000	415,190
JPMorgan Mortgage Trust
Series 2007-A1, Class 5A1
2.71%, 07/25/2035 (B)	656,868	659,688
MASTR Adjustable Rate Mortgages Trust
Series 2006-2, Class 3A1
2.63%, 01/25/2036 (B)	359,924	345,748
MASTR Alternative Loans Trust
Series 2003-9, Class 4A1
5.25%, 11/25/2033	761,087	788,360
Series 2004-5, Class 2A1
6.00%, 06/25/2034	813,195	858,880
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM
5.61%, 04/12/2049 (B)	875,000	958,493
Morgan Stanley Mortgage Loan Trust
Series 2005-7, Class 7A5
5.50%, 11/25/2035	1,575,000	1,609,710
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4B
5.81%, 08/12/2045 - 144A (B)	2,900,000	3,175,645
Motel 6 Trust
Series 2012-MTL6, Class D
3.78%, 10/05/2025 - 144A	1,400,000	1,406,667
RALI Trust
Series 2003-QS17, Class CB5
5.50%, 09/25/2033	1,095,000	1,149,586
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 6A
2.66%, 09/25/2034 (B)	594,654	587,257
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates
Series 2004-20, Class 8A7
5.75%, 11/25/2034	2,109,892	2,277,068

	Principal	Value
United States (continued)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates (continued)
Series 2004-21XS, Class 1A5
5.00%, 12/25/2034 (B)	$ 547,800	$ 557,455
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class AM
5.60%, 10/15/2048 (B)	2,200,000	2,382,024
WaMu Mortgage Pass-Through Certificates
Series 2004-AR1, Class A
2.53%, 03/25/2034 (B)	551,868	556,004
Series 2004-AR14, Class A1
2.40%, 01/25/2035 (B)	1,670,158	1,658,265
Series 2004-CB2, Class 2A
5.50%, 07/25/2034	1,233,425	1,301,332
Series 2007-OA3, Class 2A1A
0.90%, 04/25/2047 (B)	495,914	446,552
Wells Fargo Mortgage Backed Securities Trust
Series 2003-M, Class A1
2.62%, 12/25/2033 (B)	808,203	811,222
Series 2003-N, Class 1A2
2.48%, 12/25/2033 (B)	642,131	644,526
Series 2004-A, Class A1
2.66%, 02/25/2034 (B)	1,320,602	1,347,041
Series 2005-12, Class 1A2
5.50%, 11/25/2035	766,597	791,415
Series 2005-AR10, Class 2A4
2.63%, 06/25/2035	773,202	784,777
Series 2005-AR4, Class 2A2
2.67%, 04/25/2035 (B)	1,788,757	1,821,806

Total Mortgage-Backed Securities (cost $73,729,829)		80,583,114

ASSET-BACKED SECURITIES - 8.6%
United States - 8.6%
American Express Credit Account Master Trust
Series 2012-1, Class A
0.43%, 01/15/2020 (B)	2,985,000	2,988,042
American Express Credit Account Secured Note Trust
Series 2012-4, Class A
0.40%, 05/15/2020 (B)	5,075,000	5,057,978
Capital One Multi-Asset Execution Trust
Series 2013-A3, Class A3
0.96%, 09/16/2019	3,865,000	3,854,661
Chase Issuance Trust
Series 2012-A5, Class A5
0.59%, 08/15/2017	875,000	876,268
Series 2012-A8, Class A8
0.54%, 10/16/2017 (A)	1,350,000	1,349,062
Series 2013-A8, Class A8
1.01%, 10/15/2018	2,940,000	2,940,162
Series 2013-A9, Class A
0.58%, 11/16/2020 (B)	9,850,000	9,873,620
Citibank Credit Card Issuance Trust
Series 2013-A10, Class A10
0.73%, 02/07/2018	7,875,000	7,883,678
Series 2013-A2, Class A2
0.44%, 05/26/2020 (B)	3,967,000	3,958,523
Series 2013-A3, Class A3
1.11%, 07/23/2018	7,507,075	7,548,071
Countrywide Asset-Backed Certificates
Series 2004-13, Class AF5B
5.10%, 05/25/2035 (B)	625,000	613,798
CVS Pass-Through Trust
6.94%, 01/10/2030	1,135,018	1,349,455

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
United States (continued)
DSC Floorplan Master Owner Trust
Series 2011-1, Class B
8.11%, 03/15/2016 - 144A	$ 850,000	$ 845,469
Ford Credit Auto Owner Trust
Series 2011-B, Class A4
1.35%, 12/15/2016	2,300,000	2,314,265
Series 2013-B, Class A3
0.57%, 10/15/2017	2,145,000	2,147,212
Series 2013-D, Class A3
0.67%, 04/15/2018	2,975,000	2,975,779
Honda Auto Receivables Owner Trust
Series 2012-4, Class A3
0.52%, 08/18/2016	4,900,000	4,906,404
Series 2013-2, Class A3
0.53%, 02/16/2017	1,635,000	1,635,451
Nissan Auto Receivables Owner Trust
Series 2011-A, Class A4
1.94%, 09/15/2017	1,106,980	1,119,637
Springleaf Funding Trust
Series 2013-BA, Class A
3.92%, 01/16/2023 - 144A	3,750,000	3,806,250
World Omni Auto Receivables Trust
Series 2013-A, Class A3
0.64%, 04/16/2018	1,299,000	1,299,271

Total Asset-Backed Securities (cost $68,862,191)		69,343,056

PREFERRED CORPORATE DEBT SECURITIES - 0.1%
United States - 0.1%
Hercules, Inc.
6.50%, 06/30/2029	1,260,000	1,096,200
NGC Corp Capital Trust I, Series MTN
8.32%, 06/01/2027 (C)	200,000	0

Total Preferred Corporate Debt Securities (cost $1,078,932)		1,096,200

CORPORATE DEBT SECURITIES - 54.6%
Australia - 0.5%
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 - 144A	3,685,000	3,072,896
Virgin Australia Trust
5.00%, 10/23/2023 - 144A	559,000	586,950
6.00%, 10/23/2020 - 144A	513,000	534,802
Austria - 0.0% (D)
OGX Austria GmbH
8.38%, 04/01/2022 - 144A (E)	6,100,000	195,200
8.50%, 06/01/2018 - 144A (A) (E)	800,000	25,600
Belgium - 0.1%
Delhaize Group SA
5.70%, 10/01/2040 (A)	500,000	496,968
Brazil - 0.3%
BRF SA
3.95%, 05/22/2023 - 144A (A)	3,085,000	2,622,250
Cielo SA / Cielo USA, Inc.
3.75%, 11/16/2022 - 144A	200,000	175,000
Canada - 0.6%
Bombardier, Inc.
7.45%, 05/01/2034 - 144A	800,000	792,000
Connacher Oil and Gas, Ltd.
8.50%, 08/01/2019 - 144A (A)	542,000	388,885
Methanex Corp.
3.25%, 12/15/2019	1,050,000	1,054,621
5.25%, 03/01/2022	350,000	376,771
Talisman Energy, Inc.
3.75%, 02/01/2021	2,110,000	2,086,246

	Principal		Value
Cayman Islands - 0.7%
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.35%, 06/30/2021 - 144A		$ 990,000	$ 1,011,780
Odebrecht Finance, Ltd.
4.38%, 04/25/2025 - 144A (A)		4,348,000	3,755,585
Schahin II Finance Co. SPV, Ltd.
5.88%, 09/25/2022 - 144A		1,341,200	1,274,140
Chile - 0.0% (D)
Banco Santander Chile
6.50%, 09/22/2020 - 144A	CLP	100,000,000	178,243
Colombia - 0.2%
Ecopetrol SA
5.88%, 09/18/2023		$ 1,829,000	1,902,160
France - 0.0% (D)
Societe Generale SA, Series MTN
5.20%, 04/15/2021 - 144A (A)		200,000	221,104
Isle of Man - 0.3%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/2022 (A)		2,450,000	2,110,783
Italy - 0.5%
Enel SpA
8.75%, 09/24/2073 - 144A (A) (B)		1,548,000	1,679,580
Intesa Sanpaolo SpA, Series MTN
6.50%, 02/24/2021 - 144A (A)		1,845,000	2,063,448
Korea, Republic of - 1.1%
Export-Import Bank of Korea, Series MTN
4.00%, 11/26/2015 - 144A	PHP	386,300,000	8,692,602
Luxembourg - 3.0%
ArcelorMittal
6.00%, 03/01/2021 (A)		$ 1,490,000	1,557,050
6.75%, 02/25/2022		175,000	188,781
7.25%, 03/01/2041		4,715,000	4,526,400
7.50%, 10/15/2039		6,975,000	6,852,937
Telecom Italia Capital SA
6.00%, 09/30/2034		7,350,000	6,633,375
6.38%, 11/15/2033		4,815,000	4,514,063
Mexico - 0.7%
America Movil SAB de CV
8.46%, 12/18/2036	MXN	50,000,000	3,311,627
Mexichem SAB de CV
4.88%, 09/19/2022 - 144A (A)		$ 800,000	765,000
Petroleos Mexicanos
4.88%, 01/18/2024 (A)		1,980,000	1,973,658
Netherlands - 2.5%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.63%, 12/01/2023		3,550,000	3,594,332
Enel Finance International NV
5.13%, 10/07/2019 - 144A		800,000	869,184
6.00%, 10/07/2039 - 144A (A)		11,290,000	11,253,567
6.80%, 09/15/2037 - 144A		100,000	108,768
ING Bank NV
5.80%, 09/25/2023 - 144A		4,200,000	4,396,699
Spain - 1.3%
Telefonica Emisiones SAU
7.05%, 06/20/2036 (A)		8,925,000	10,167,601
United Kingdom - 2.0%
Barclays Bank PLC, Series MTN
6.00%, 01/14/2021 - Reg S	EUR	2,950,000	4,577,397
British Airways PLC
4.63%, 06/20/2024 - 144A		$ 2,118,000	2,215,957
5.63%, 06/20/2020 - 144A		2,268,000	2,398,410
HBOS PLC
6.00%, 11/01/2033 - 144A		200,000	201,120

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal		Value
United Kingdom (continued)
Lloyds Bank PLC, Series MTN
6.50%, 03/24/2020 - Reg S	EUR	1,300,000	$ 2,061,033
Royal Bank of Scotland Group PLC
6.13%, 12/15/2022		$ 4,200,000	4,323,728
United States - 40.8%
Advance Auto Parts, Inc.
4.50%, 12/01/2023		2,100,000	2,138,304
Air Lease Corp.
4.75%, 03/01/2020		930,000	955,575
Alcatel-Lucent USA, Inc.
6.45%, 03/15/2029		3,050,000	2,745,000
6.50%, 01/15/2028 (A)		1,275,000	1,134,750
Alcoa, Inc.
5.90%, 02/01/2027		3,590,000	3,617,273
6.75%, 01/15/2028 (A)		570,000	611,332
American Airlines Pass-Through Trust
5.60%, 07/15/2020 - 144A		4,112,152	4,235,516
American International Group, Inc.
6.25%, 03/15/2037		4,900,000	4,918,375
8.18%, 05/15/2058 (B)		5,210,000	6,473,425
American Tower Corp.
3.40%, 02/15/2019		2,195,000	2,268,168
4.70%, 03/15/2022 (A)		3,330,000	3,467,542
Arrow Electronics, Inc.
3.00%, 03/01/2018 (A)		1,640,000	1,672,395
Aviation Capital Group Corp.
6.75%, 04/06/2021 - 144A		1,055,000	1,157,277
Avon Products, Inc.
5.00%, 03/15/2023 (A)		2,295,000	2,226,956
Bank of America Corp.
6.05%, 05/16/2016		100,000	110,019
8.00%, 01/30/2018 (B) (F)		215,000	237,861
Bank of America Corp., Series MTN
6.05%, 06/01/2034		820,000	887,955
Barrick North America Finance LLC
4.40%, 05/30/2021		1,110,000	1,094,525
Beazer Homes USA, Inc.
7.25%, 02/01/2023		85,000	86,275
9.13%, 05/15/2019		1,890,000	2,031,750
Best Buy Co., Inc.
5.00%, 08/01/2018		3,125,000	3,210,937
BMC Software Finance, Inc.
8.13%, 07/15/2021 - 144A		140,000	144,550
Braskem America Finance Co.
7.13%, 07/22/2041 - 144A		2,765,000	2,433,200
Broadridge Financial Solutions, Inc.
3.95%, 09/01/2020		1,980,000	2,024,073
Bruce Mansfield Unit
6.85%, 06/01/2034 (A)		2,447,148	2,655,857
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023 (A)		335,000	318,250
CenturyLink, Inc.
7.20%, 12/01/2025		595,000	580,125
7.60%, 09/15/2039 (A)		3,675,000	3,270,750
CHS/Community Health Systems, Inc.
6.88%, 02/01/2022 - 144A (A)		520,000	533,000
CIT Group, Inc.
5.00%, 08/15/2022		310,000	308,450
5.00%, 08/01/2023 (A)		495,000	488,194
Citigroup, Inc.
6.00%, 10/31/2033		11,785,000	12,540,796
ConAgra Foods, Inc.
6.63%, 08/15/2039		3,060,000	3,699,959

	Principal		Value
United States (continued)
Continental Airlines Pass-Through Trust
5.50%, 10/29/2020		$ 840,000	$ 856,800
6.25%, 04/11/2020		284,797	300,461
6.70%, 06/15/2021		682,160	743,554
Continental Resources, Inc.
4.50%, 04/15/2023		1,100,000	1,127,204
CVS Pass-Through Trust
4.70%, 01/10/2036 - 144A		5,490,000	5,584,428
DDR Corp.
7.88%, 09/01/2020		1,585,000	1,971,368
Delta Air Lines, Inc., Pass-Through Trust
6.82%, 08/10/2022		2,021,613	2,304,639
8.02%, 08/10/2022		1,635,602	1,827,785
Dillard’s, Inc.
7.13%, 08/01/2018		990,000	1,138,500
Dynegy Holdings, LLC
7.63%, 10/15/2026 - 144A		450,000	0
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
11.25%, 12/01/2018 - 144A (G)		5,194,712	3,480,457
Energy Transfer Partners, LP
5.20%, 02/01/2022		1,095,000	1,172,303
Ford Motor Co.
7.50%, 08/01/2026		115,000	140,075
Ford Motor Credit Co. LLC, Series MTN
1.02%, 01/17/2017 (B)		3,060,000	3,076,050
Forethought Financial Group, Inc.
8.63%, 04/15/2021 - 144A		1,430,000	1,605,186
Frontier Communications Corp.
7.88%, 01/15/2027 (A)		2,160,000	2,106,000
General Electric Capital Corp.
7.13%, 06/15/2022 (B) (F)		6,600,000	7,416,750
General Electric Capital Corp., Series MTN
5.50%, 02/01/2017	NZD	230,000	190,597
7.63%, 12/10/2014		320,000	266,294
General Motors Co.
4.88%, 10/02/2023 - 144A		$ 12,735,000	12,894,187
6.25%, 10/02/2043 - 144A		675,000	713,813
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018 - 144A (A)		505,000	517,625
4.88%, 11/01/2020 - 144A		1,390,000	1,407,375
Goldman Sachs Group, Inc.
6.45%, 05/01/2036		4,950,000	5,300,816
HCA, Inc.
7.05%, 12/01/2027		105,000	101,850
7.50%, 12/15/2023 - 11/06/2033		3,655,000	3,701,775
7.69%, 06/15/2025		1,545,000	1,633,837
8.36%, 04/15/2024		190,000	210,900
HCA, Inc., Series MTN
7.58%, 09/15/2025		1,020,000	1,048,050
7.75%, 07/15/2036		125,000	124,219
HD Supply, Inc.
7.50%, 07/15/2020 (A)		70,000	74,725
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
4.88%, 03/15/2019 - 144A		1,680,000	1,673,700
5.88%, 02/01/2022 - 144A		695,000	688,919
IFM US Colonial Pipeline 2 LLC
6.45%, 05/01/2021 - 144A		2,300,000	2,505,240
International Lease Finance Corp.
4.63%, 04/15/2021		5,000,000	4,787,500
5.88%, 04/01/2019 (A)		4,345,000	4,670,875
6.25%, 05/15/2019		610,000	661,850
8.25%, 12/15/2020		710,000	836,396
8.63%, 01/15/2022		1,650,000	1,959,375
Jabil Circuit, Inc.
4.70%, 09/15/2022 (A)		6,020,000	5,771,675

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal		Value
United States (continued)
Jefferies Group LLC
5.13%, 01/20/2023 (A)		$ 965,000	$ 1,000,703
6.25%, 01/15/2036		3,210,000	3,181,835
6.45%, 06/08/2027		275,000	291,768
6.50%, 01/20/2043		1,945,000	2,016,535
6.88%, 04/15/2021		1,385,000	1,603,962
KB Home
7.25%, 06/15/2018		945,000	1,051,312
7.50%, 09/15/2022		2,210,000	2,353,650
8.00%, 03/15/2020		1,280,000	1,424,000
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
7.38%, 10/01/2017		1,020,000	1,071,000
Lennar Corp.
4.75%, 11/15/2022 (A)		855,000	803,700
Level 3 Financing, Inc.
6.13%, 01/15/2021 - 144A		655,000	669,738
9.38%, 04/01/2019 (A)		100,000	111,500
Mackinaw Power LLC
6.30%, 10/31/2023 - 144A (H) (I)		1,103,738	1,158,137
Macy’s Retail Holdings, Inc.
6.79%, 07/15/2027		1,065,000	1,253,877
Masco Corp.
5.85%, 03/15/2017		2,440,000	2,690,100
6.50%, 08/15/2032		895,000	881,575
7.13%, 03/15/2020		1,505,000	1,711,937
7.75%, 08/01/2029		360,000	400,602
Meccanica Holdings USA, Inc.
6.25%, 07/15/2019 - 01/15/2040 - 144A		2,700,000	2,498,037
7.38%, 07/15/2039 - 144A		5,400,000	5,220,612
Merrill Lynch & Co., Inc.
6.11%, 01/29/2037		8,010,000	8,749,027
Morgan Stanley, Series MTN
4.10%, 05/22/2023		14,285,000	13,911,419
7.60%, 08/08/2017	NZD	1,350,000	1,155,764
8.00%, 05/09/2017	AUD	2,470,000	2,390,757
New Albertsons, Inc.
7.45%, 08/01/2029 (A)		$ 1,305,000	1,047,262
New Albertsons, Inc., Series MTN
6.63%, 06/01/2028		4,210,000	2,957,525
Newfield Exploration Co.
5.63%, 07/01/2024		3,610,000	3,610,000
NLV Financial Corp.
7.50%, 08/15/2033 - 144A		190,000	195,435
Northwest Airlines Pass-Through Trust
7.03%, 11/01/2019		5,567,774	6,180,229
Owens Corning, Inc.
7.00%, 12/01/2036		4,585,000	5,117,186
PulteGroup, Inc.
6.00%, 02/15/2035		995,000	868,138
6.38%, 05/15/2033		2,060,000	1,926,100
7.88%, 06/15/2032		3,500,000	3,613,750
Qwest Capital Funding, Inc.
6.88%, 07/15/2028 (A)		1,510,000	1,396,750
7.63%, 08/03/2021		1,000,000	1,065,000
Reliance Holdings USA, Inc.
5.40%, 02/14/2022 - 144A		500,000	515,889
SandRidge Energy, Inc.
7.50%, 02/15/2023 (A)		415,000	422,781
8.13%, 10/15/2022		1,370,000	1,433,362
SLM Corp., Series MTN
5.50%, 01/25/2023		3,220,000	3,024,881
7.25%, 01/25/2022 (A)		6,665,000	7,064,900
Southwestern Energy Co.
4.10%, 03/15/2022 (A)		1,570,000	1,600,827
Springleaf Finance Corp.
7.75%, 10/01/2021		4,305,000	4,660,162
8.25%, 10/01/2023 (A)		1,725,000	1,880,250

	Principal	Value
United States (continued)
Springleaf Finance Corp., Series MTN
6.90%, 12/15/2017	$ 1,730,000	$ 1,890,025
Sprint Capital Corp.
6.88%, 11/15/2028	9,420,000	8,996,100
8.75%, 03/15/2032	165,000	178,613
Sprint Corp.
7.88%, 09/15/2023 - 144A	5,525,000	5,897,937
Time Warner Cable, Inc.
4.50%, 09/15/2042 (A)	785,000	600,887
5.50%, 09/01/2041	1,600,000	1,348,666
5.88%, 11/15/2040	770,000	676,313
Toys “R” Us, Inc.
7.38%, 10/15/2018 (A)	855,000	645,525
U.S. Airways Pass-Through Trust
3.95%, 11/15/2025	905,000	900,475
4.63%, 06/03/2025	1,743,994	1,800,674
5.90%, 10/01/2024	1,762,453	1,938,698
8.00%, 10/01/2019	1,571,642	1,772,027
U.S. Steel Corp.
6.65%, 06/01/2037	4,500,000	3,813,750
UAL Pass-Through Trust
6.64%, 07/02/2022	5,395,912	5,834,330
Valeant Pharmaceuticals International
6.38%, 10/15/2020 - 144A (A)	7,245,000	7,734,037
6.75%, 08/15/2021 - 144A (A)	1,670,000	1,782,725
7.25%, 07/15/2022 - 144A	1,395,000	1,520,550
Verizon Communications, Inc.
5.15%, 09/15/2023	3,205,000	3,484,370
6.40%, 09/15/2033	1,680,000	1,968,429
Weyerhaeuser Co.
6.88%, 12/15/2033	4,740,000	5,779,781
6.95%, 10/01/2027	130,000	155,348
7.38%, 03/15/2032	1,530,000	1,937,366
Whiting Petroleum Corp.
5.75%, 03/15/2021	1,580,000	1,659,000
William Carter Co.
5.25%, 08/15/2021 - 144A	890,000	901,125

Total Corporate Debt Securities (cost $423,171,149)		442,058,593

CONVERTIBLE BONDS - 9.0%
United States - 9.0%
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/2018	142,000	151,496
1.50%, 10/15/2020 (A)	198,000	214,830
Chesapeake Energy Corp.
2.50%, 05/15/2037 (A)	935,000	946,688
Ciena Corp.
3.75%, 10/15/2018 - 144A	4,125,000	5,875,547
Ford Motor Co.
Series 2012-D, Class A3
4.25%, 11/15/2016 (A)	3,715,000	6,601,091
Gilead Sciences, Inc.
Series D
1.63%, 05/01/2016	1,160,000	4,108,575
Hologic, Inc.
Series 2010
2.00%, 12/15/2037 (A) (J)	110,000	125,194
2.00%, 03/01/2042 (J)	190,000	192,494
Hornbeck Offshore Services, Inc.
1.50%, 09/01/2019 (A)	980,000	1,084,738
Intel Corp.
3.25%, 08/01/2039 (A)	3,195,000	4,217,400
Jefferies Group LLC
3.88%, 11/01/2029	3,445,000	3,640,934
Lennar Corp.
2.75%, 12/15/2020 - 144A	2,120,000	3,943,200
3.25%, 11/15/2021 - 144A (A)	1,685,000	3,074,072

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
United States (continued)
Level 3 Communications, Inc.
7.00%, 03/15/2015 - 144A (H) (I)	$ 2,110,000	$ 2,818,169
Level 3 Financing, Inc.
8.63%, 07/15/2020	985,000	1,100,738
Liberty Interactive LLC
3.50%, 01/15/2031	89,808	47,598
Micron Technology, Inc.
2.38%, 05/01/2032 (A)	2,260,000	5,538,412
Series G
3.00%, 11/15/2043 (A)	2,252,000	2,377,268
3.13%, 05/01/2032 (A)	175,000	424,703
Mylan, Inc.
3.75%, 09/15/2015	925,000	3,164,656
Novellus Systems, Inc.
2.63%, 05/15/2041	515,000	812,734
Old Republic International Corp.
3.75%, 03/15/2018 (A)	1,790,000	2,144,644
Peabody Energy Corp.
4.75%, 12/15/2041 (A)	1,812,000	1,415,625
priceline.com, Inc.
0.35%, 06/15/2020 - 144A (A)	3,515,000	4,011,494
1.00%, 03/15/2018 (A)	315,000	432,534
Ryland Group, Inc.
1.63%, 05/15/2018 (A)	2,585,000	4,039,062
Standard Pacific Corp.
1.25%, 08/01/2032	3,085,000	4,000,859
Steel Dynamics, Inc.
5.13%, 06/15/2014	355,000	377,409
Trinity Industries, Inc.
3.88%, 06/01/2036	3,050,000	4,191,844
Xilinx, Inc.
2.63%, 06/15/2017	1,180,000	1,895,375

Total Convertible Bonds (cost $53,420,875)		72,969,383

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.3%
United States - 0.3%
U.S. Treasury Note
0.63%, 07/15/2014 (K) (L)	2,010,000	2,014,868

Total Short-Term U.S. Government Obligation (cost $2,015,042)		2,014,868

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.7%
United States - 0.7%
Cliffs Natural Resources, Inc., 7.00% (A)	8,659	164,434
Crown Castle International Corp. - Series A, 4.50% (A)	12,925	1,267,813
Dominion Resources, Inc. - Series A, 6.13%	16,876	943,875
Dominion Resources, Inc. - Series B, 6.00%	15,975	895,079
El Paso Energy Capital Trust I, 4.75% (A)	6,300	338,940
NextEra Energy, Inc., 5.89%	3,365	201,160
Stanley Black & Decker, Inc., 6.25% (A)	933	94,933
Wells Fargo & Co. - Series L, Class A, 7.50% (F)	1,340	1,551,050

Total Convertible Preferred Stocks (cost $5,023,411)		5,457,284

	Shares	Value
PREFERRED STOCKS - 1.2%
United States - 1.2%
Ally Financial, Inc. - Series A, 8.50% (B)	93,825	$ 2,536,090
Ally Financial, Inc. - Series G 144A, 7.00%	5,495	5,318,302
Countrywide Capital IV, 6.75% (A)	88,375	2,225,282

Total Preferred Stocks (cost $7,751,122)		10,079,674

COMMON STOCKS - 1.2%
United States - 1.2%
Ford Motor Co. (A)	7,110	106,366
KB Home (A)	181,675	3,513,594
National Fuel Gas Co. (A)	69,815	5,261,258
Owens-Illinois, Inc. (A) (M)	10,796	345,904
United Rentals, Inc. (A) (M)	3,951	319,794

Total Common Stocks (cost $5,323,779)		9,546,916

SECURITIES LENDING COLLATERAL - 11.3%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.05% (L)	91,788,799	91,788,799

Total Securities Lending Collateral (cost $91,788,799)		91,788,799

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
State Street Bank & Trust Co. 0.01% (L), dated 01/31/2014, to be repurchased at $24,376,709 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 10/20/2027, and with a value of $24,868,599.	$24,376,689	24,376,689

Total Repurchase Agreement (cost $24,376,689)		24,376,689

Total Investment Securities (cost $841,840,034) (N)		892,984,543
Other Assets and Liabilities - Net - (10.3)%		(83,717,394)

Net Assets - 100.0%		$809,267,149

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond	Short	(36)	03/20/2014	$(110,878)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities		Value
Mortgage-Backed Securities	9.0%		$80,583,114
Foreign Government Obligations	8.5		75,569,054
Asset-Backed Securities	7.8		69,343,056
Diversified Financial Services	5.8		52,144,127
Diversified Telecommunication Services	5.5		49,061,321
Airlines	3.9		34,431,307
Household Durables	3.7		32,729,462
Commercial Banks	3.7		32,657,400
Metals & Mining	3.1		27,987,570
Consumer Finance	3.0		26,374,610
Oil, Gas & Consumable Fuels	2.6		23,319,608
Capital Markets	2.6		22,758,756
Automobiles	2.3		20,455,532
Electric Utilities	2.1		18,750,853
Real Estate Investment Trusts	1.8		15,579,573
Insurance	1.7		15,337,065
Semiconductors & Semiconductor Equipment	1.7		15,265,892
Pharmaceuticals	1.6		14,201,968
Trading Companies & Distributors	1.6		14,191,365
Building Products	1.2		10,801,400
Wireless Telecommunication Services	1.2		10,477,377
Food & Staples Retailing	1.1		10,086,183
Communications Equipment	1.1		9,755,297
Aerospace & Defense	1.0		8,510,649
U.S. Government Obligation	0.9		8,100,913
Electronic Equipment & Instruments	0.8		7,444,070
Health Care Providers & Services	0.8		7,353,631
Food Products	0.7		6,322,209
Specialty Retail	0.7		5,994,766
Chemicals	0.6		5,725,792
Gas Utilities	0.6		5,261,258
Biotechnology	0.5		4,474,901
Internet & Catalog Retail	0.5		4,444,028
Machinery	0.5		4,286,777
Construction & Engineering	0.4		3,755,585
Media	0.3		2,991,714
Independent Power Producers & Energy Traders	0.3		2,655,857
Multiline Retail	0.3		2,392,377
Personal Products	0.3		2,226,956
Energy Equipment & Services	0.2		2,096,518
IT Services	0.2		2,024,073
Hotels, Restaurants & Leisure	0.2		1,925,000
Multi-Utilities	0.2		1,838,954
Road & Rail	0.1		1,157,277
Textiles, Apparel & Luxury Goods	0.1		901,125
Containers & Packaging	0.0	(D)	345,904
Health Care Equipment & Supplies	0.0	(D)	317,688
Professional Services	0.0	(D)	175,000
Software	0.0	(D)	144,550
Distributors	0.0	(D)	74,725

Investment Securities, at Value	86.8		774,804,187
Short-Term Investments	13.2		118,180,356

Total Investments	100.0%		$892,984,543

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (O)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
U.S. Government Obligation	$—	$8,100,913	$—	$8,100,913
Foreign Government Obligations	—	75,569,054	—	75,569,054
Mortgage-Backed Securities	—	80,583,114	—	80,583,114
Asset-Backed Securities	—	69,343,056	—	69,343,056
Preferred Corporate Debt Securities
United States	—	1,096,200	0	1,096,200
Corporate Debt Securities
Australia	—	4,194,648	—	4,194,648
Austria	—	220,800	—	220,800
Belgium	—	496,968	—	496,968
Brazil	—	2,797,250	—	2,797,250
Canada	—	4,698,523	—	4,698,523
Cayman Islands	—	6,041,505	—	6,041,505
Chile	—	178,243	—	178,243
Colombia	—	1,902,160	—	1,902,160
France	—	221,104	—	221,104
Isle of Man	—	2,110,783	—	2,110,783
Italy	—	3,743,028	—	3,743,028
Korea, Republic of	—	8,692,602	—	8,692,602
Luxembourg	—	24,272,606	—	24,272,606
Mexico	—	6,050,285	—	6,050,285
Netherlands	—	20,222,550	—	20,222,550
Spain	—	10,167,601	—	10,167,601
United Kingdom	—	15,777,645	—	15,777,645
United States	—	330,270,292	0	330,270,292
Convertible Bonds	—	72,969,383	—	72,969,383
Short-Term U.S. Government Obligation	—	2,014,868	—	2,014,868
Convertible Preferred Stocks	5,457,284	—	—	5,457,284
Preferred Stocks	10,079,674	—	—	10,079,674
Common Stocks	9,546,916	—	—	9,546,916
Securities Lending Collateral	91,788,799	—	—	91,788,799
Repurchase Agreement	—	24,376,689	—	24,376,689

Total Investment Securities	$116,872,673	$776,111,870	$0	$892,984,543

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
LIABILITIES
Derivative Financial Instruments
Futures Contracts (P)	$(110,878)	$—	$—	$(110,878)

Total Derivative Financial Instruments	$(110,878)	$—	$—	$(110,878)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2014 (Q)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014
Preferred Corporate Debt Securities	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
Corporate Debt Securities	0	—	—	—	—	—	—	—	0	—

Total	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $89,904,539. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of January 31, 2014.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $0, or less than 0.01% of the fund’s net assets.
(D)	Percentage rounds to less than 0.1%.
(E)	In default.
(F)	The security has a perpetual maturity. The date shown is the next call date.
(G)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(H)	Illiquid. Total aggregate fair value of illiquid securities is $3,976,306, or 0.49% of the fund’s net assets.
(I)	Restricted security. At January 31, 2014, the fund owned the respective securities which were restricted as to public resale:

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Corporate Debt Securities	Mackinaw Power LLC	06/15/2007	$1,103,738	$1,158,137	0.14%
Convertible Bonds	Level 3 Communications, Inc.	06/22/2009	2,100,344	2,818,169	0.35

			$3,204,082	$3,976,306	0.49%

(J)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of January 31, 2014. Maturity date disclosed is the ultimate maturity date.
(K)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $105,254.
(L)	Rate shown reflects the yield at January 31, 2014.
(M)	Non-income producing security.
(N)	Aggregate cost for federal income tax purposes is $841,840,034. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $71,882,699 and $20,738,190, respectively. Net unrealized appreciation for tax purposes is $51,144,509.
(O)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(P)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(Q)	Level 3 securities were not considered significant to the fund.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities aggregated $158,620,667, or 19.60% of the fund’s net assets.
MTN	Medium Term Note
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
MXN	Mexican Peso
NZD	New Zealand Dollar
PHP	Philippine Peso
UYU	Uruguayan Peso

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.0%
Automobiles - 0.0%
Better Place - Series C, 0.00% (A) (B) (C) (D)	1,099,962	$ 0

Total Preferred Stock (cost $4,993,827)		0

COMMON STOCKS - 96.6%
Automobiles - 2.2%
Tesla Motors, Inc. (A) (E)	99,877	18,118,687
Biotechnology - 1.1%
Alexion Pharmaceuticals, Inc. (A)	14,692	2,332,061
Gilead Sciences, Inc. (A)	53,941	4,350,342
Regeneron Pharmaceuticals, Inc. - Class A (A)	6,734	1,943,365
Capital Markets - 1.3%
BlackRock, Inc. - Class A	35,979	10,810,610
Chemicals - 2.1%
Monsanto Co.	164,432	17,520,230
Commercial Services & Supplies - 2.1%
Edenred	600,270	16,774,577
Communications Equipment - 2.8%
Motorola Solutions, Inc.	352,621	22,497,220
Computers & Peripherals - 2.5%
Apple, Inc.	39,983	20,015,490
Diversified Financial Services - 2.7%
McGraw-Hill Financial, Inc.	146,151	11,113,322
MSCI, Inc. - Class A (A)	255,547	10,916,968
Electrical Equipment - 0.5%
SolarCity Corp. (A) (E)	52,984	3,925,585
Food Products - 3.4%
Green Mountain Coffee Roasters, Inc. - Series C (E)	94,245	7,633,845
Mead Johnson Nutrition Co. - Class A	255,410	19,638,475
Health Care Equipment & Supplies - 3.2%
Intuitive Surgical, Inc. (A)	62,918	25,644,118
Health Care Technology - 0.6%
athenahealth, Inc. (A) (E)	34,628	5,104,167
Hotels, Restaurants & Leisure - 2.0%
Starbucks Corp.	229,096	16,293,307
Insurance - 3.7%
American International Group, Inc.	146,696	7,035,540
Arch Capital Group, Ltd. (A)	157,985	8,501,173
Progressive Corp.	644,366	14,975,066
Internet & Catalog Retail - 14.2%
Amazon.com, Inc. (A)	165,373	59,317,641
Groupon, Inc. - Class A (A) (E)	1,525,015	15,951,657
NetFlix, Inc. (A)	21,894	8,961,871
priceline.com, Inc. (A)	26,946	30,850,206
Internet Software & Services - 23.0%
Baidu, Inc. - ADR (A)	24,063	3,765,859
Facebook, Inc. - Class A (A)	1,189,094	74,401,612
Google, Inc. - Class A (A)	54,475	64,333,341
LinkedIn Corp. - Class A (A)	51,556	11,095,367
Qihoo 360 Technology Co., Ltd. - ADR (A)	46,657	4,716,089
Twitter, Inc. (A) (E)	325,514	20,995,653
Yandex NV - Class A (A)	195,645	7,189,954

	Shares	Value
IT Services - 6.7%
Mastercard, Inc. - Class A	364,690	$ 27,599,739
Visa, Inc. - Class A	124,082	26,730,985
Life Sciences Tools & Services - 4.9%
Illumina, Inc. (A) (E)	261,869	39,804,088
Media - 3.2%
Charter Communications, Inc. - Class A (A)	56,555	7,748,035
Liberty Media Corp. - Class A (A)	23,048	3,032,886
Naspers, Ltd. - Class N	117,027	11,960,946
Sirius XM Holdings, Inc. (A) (E)	856,656	3,066,829
Oil, Gas & Consumable Fuels - 0.9%
Range Resources Corp.	87,093	7,506,546
Pharmaceuticals - 3.4%
Valeant Pharmaceuticals International, Inc. (A)	204,029	27,674,493
Professional Services - 2.7%
Intertek Group PLC	222,662	10,366,076
Verisk Analytics, Inc. - Class A (A)	180,249	11,510,701
Semiconductors & Semiconductor Equipment - 0.9%
ARM Holdings PLC - ADR	158,043	7,281,041
Software - 4.3%
Salesforce.com, Inc. (A)	443,514	26,845,903
Workday, Inc. - Class A (A)	89,297	7,995,653
Textiles, Apparel & Luxury Goods - 2.2%
Christian Dior SA	98,516	18,030,253

Total Common Stocks (cost $475,806,620)		783,877,572

	Notional Amount	Value
PURCHASED FOREIGN EXCHANGE OPTION - 0.1% (F)
Call Option - 0.1%
OTC - USD vs. CNY Exercise Price CNY 6.50 Expires 01/07/2015 Counterparty: RBS	CNY 308,158,136	899,514

Total Purchased Foreign Exchange Option (cost $773,785)		899,514

	Shares	Value
SECURITIES LENDING COLLATERAL - 11.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (G)	92,931,201	92,931,201

Total Securities Lending Collateral (cost $92,931,201)		92,931,201

	Principal	Value
REPURCHASE AGREEMENT - 3.1%
State Street Bank & Trust Co. 0.01% (G), dated 01/31/2014, to be repurchased at $24,943,416 on 02/03/2014. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $25,443,002.	$ 24,943,396	24,943,396

Total Repurchase Agreement (cost $24,943,396)		24,943,396

Total Investment Securities (cost $599,448,829) (H)		902,651,683
Other Assets and Liabilities - Net - (11.3)%		(91,284,416)

Net Assets - 100.0%		$ 811,367,267

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Preferred Stock
Automobiles	$—	$—	$0	$0
Common Stocks	726,745,720	57,131,852	—	783,877,572
Purchased Foreign Exchange Option	—	899,514	—	899,514
Securities Lending Collateral	92,931,201	—	—	92,931,201
Repurchase Agreement	—	24,943,396	—	24,943,396

Total Investment Securities	$819,676,921	$82,974,762	$0	$902,651,683

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2014 (J)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014
Preferred Stock	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $0, or less than 0.01% of the fund’s net assets.
(C)	Illiquid. Total aggregate fair value of illiquid securities is $0, or less than 0.01% of the fund’s net assets.
(D)	Restricted security. At January 31, 2014, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Preferred Stock	Better Place - Series C	11/11/2011	$4,993,827	$0	0.00%

(E)	All or a portion of this security is on loan. The value of all securities on loan is $90,892,011. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Cash in the amount of $510,000 has been segregated by the broker with the custodian as collateral for open options contracts.
(G)	Rate shown reflects the yield at January 31, 2014.
(H)	Aggregate cost for federal income tax purposes is $599,448,829. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $308,635,519 and $5,432,665, respectively. Net unrealized appreciation for tax purposes is $303,202,854.
(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(J)	Level 3 securities were not considered significant to the fund.

DEFINITIONS:

ADR	American Depositary Receipt
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC

CURRENCY ABBREVIATION:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Commodity Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 54.7%
U.S. Treasury Bill
0.06%, 03/20/2014 (A)	$40,000,000	$ 39,997,128

Total Short-Term U.S. Government Obligation (cost $39,997,128)		39,997,128

REPURCHASE AGREEMENT - 39.4%
State Street Bank & Trust Co. 0.01% (A), dated 01/31/2014, to be repurchased at $28,833,518 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 10/20/2027, and with a value of $29,411,383.	28,833,494	28,833,494

Total Repurchase Agreement (cost $28,833,494)		28,833,494

Total Investment Securities (cost $68,830,622) (B)		68,830,622
Other Assets and Liabilities - Net - 5.9%		4,287,355

Net Assets - 100.0%		$ 73,117,977

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Commodity Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (C)

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE: (D)

Reference Entity	Fixed Rate	Termination Date	Counterparty	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Dow Jones-UBS Commodity Custom Index (E)	0.20%	01/22/2015	UBS	$271,884	$(1,330)	$0	$(1,330)
Dow Jones-UBS Commodity Custom Index (E)	0.20	01/22/2015	UBS	148,748	(589)	0	(589)
Dow Jones-UBS Commodity Custom Index (E)	0.25	07/14/2014	BOA	352,420	(2,050)	0	(2,050)
Macquarie Commodity Custom Index (E)	0.19	09/19/2014	MBL	20,961	(80)	0	(80)

					$(4,049)	$0	$(4,049)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Short-Term U.S. Government Obligation	$—	$39,997,128	$—	$39,997,128
Repurchase Agreement	—	28,833,494	—	28,833,494

Total Investment Securities	$—	$68,830,622	$—	$68,830,622

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
LIABILITIES
Derivative Financial Instruments
Total Return Swap Agreements (G)	$—	$(4,049)	$—	$(4,049)

Total Derivative Financial Instruments	$—	$(4,049)	$—	$(4,049)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at January 31, 2014.
(B)	Aggregate cost for federal income tax purposes is $68,830,622.
(C)	Cash in the amount of $4,535,575 has been segregated by the custodian as collateral for open swap contracts.
(D)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(E)	Illiquid. Total aggregate fair value of illiquid derivatives is $(4,049), or (0.01)% of the fund’s net assets.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(G)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

BOA	Bank of America
MBL	Macquarie Bank Limited
UBS	UBS AG

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 14.1%
U.S. Treasury Bond
2.13%, 08/31/2020 (A)	$ 1,000,000	$ 1,005,625
4.38%, 02/15/2038	500,000	571,406
4.50%, 02/15/2036	5,900,000	6,871,659
4.75%, 02/15/2037	1,850,000	2,230,118
5.00%, 05/15/2037	1,240,000	1,545,737
5.25%, 02/15/2029 (A)	200,000	249,750
5.50%, 08/15/2028	800,000	1,021,375
6.00%, 02/15/2026	200,000	262,938
6.13%, 11/15/2027	350,000	470,695
6.38%, 08/15/2027	50,000	68,563
6.63%, 02/15/2027 (A)	150,000	209,016
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	2,714,075	3,303,113
U.S. Treasury Inflation Indexed Note
1.13%, 01/15/2021	2,131,040	2,285,042
U.S. Treasury Note
0.75%, 12/31/2017	2,000,000	1,971,250
1.25%, 02/15/2014	7,000,000	7,002,464
1.50%, 08/31/2018	500,000	502,735
1.75%, 03/31/2014	6,000,000	6,014,766
2.00%, 04/30/2016	1,250,000	1,293,750
2.13%, 08/15/2021	1,000,000	989,766
2.38%, 05/31/2018	2,000,000	2,092,968
3.13%, 05/15/2021	1,600,000	1,700,250
3.63%, 02/15/2021	300,000	329,719
U.S. Treasury STRIPS
Zero Coupon, 08/15/2016 - 05/15/2036	67,418,000	48,312,414
Zero Coupon, 11/15/2017 - 08/15/2033 (A)	84,096,000	65,207,212

Total U.S. Government Obligations (cost $150,991,035)		155,512,331

U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.4%
Fannie Mae
Zero Coupon, 06/01/2017 - 11/15/2021	1,800,000	1,560,812
0.38%, 02/25/2036 - 03/25/2045 (B)	409,567	406,123
0.56%, 05/25/2042 (B)	485,538	480,162
0.69%, 08/25/2019 (B)	839,589	840,448
0.71%, 08/25/2042 (B)	1,865,597	1,870,803
0.72%, 08/01/2022 (B)	971,469	973,982
1.70%, 07/01/2037 (B)	192,021	199,248
1.80%, 09/01/2036 (B)	111,671	119,130
1.82%, 02/01/2037 (B)	185,111	193,956
1.91%, 02/01/2037 (B)	82,001	87,518
2.03%, 08/01/2019	2,233,000	2,225,025
2.17%, 11/01/2037 (B)	158,765	166,881
2.26%, 09/01/2036 (B)	260,569	280,288
2.27%, 11/01/2037 (B)	185,359	197,603
2.30%, 10/01/2036 (B)	155,262	167,493
2.44%, 12/01/2036 - 07/01/2037 (B)	269,939	288,172
2.52%, 11/01/2036 (B)	320,812	344,058
2.56%, 12/01/2036 (B)	473,085	503,746
2.57%, 09/01/2036 - 07/01/2037 (B)	196,480	209,303
2.58%, 04/01/2037 (B)	71,641	76,811
2.59%, 04/01/2036 (B)	150,494	161,923
2.60%, 05/01/2036 - 06/01/2036 (B)	459,754	492,216
2.75%, 09/01/2037 (B)	3,554	3,795
2.79%, 11/01/2036 (B)	74,578	79,371
2.88%, 03/01/2036 (B)	976,808	1,038,430
3.11%, 08/01/2037 (B)	195,421	207,854

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
3.12%, 01/01/2022	$ 2,000,000	$ 2,037,811
3.13%, 03/01/2036 (B)	319,699	340,448
3.23%, 11/01/2020	686,859	713,711
3.27%, 11/01/2020	1,973,890	2,051,714
3.43%, 11/01/2020	4,800,000	5,045,088
3.50%, 09/01/2020	1,899,299	2,006,992
3.59%, 10/01/2021	2,000,000	2,087,600
3.73%, 06/25/2021	3,500,000	3,709,269
3.76%, 04/25/2021 - 06/25/2021	10,500,000	11,088,470
3.77%, 01/01/2021	1,478,452	1,576,627
3.86%, 07/01/2021	1,927,460	2,054,222
3.87%, 08/01/2021	1,937,221	2,062,591
3.88%, 09/01/2021	3,088,101	3,297,916
3.89%, 07/01/2021	6,000,000	6,405,868
3.92%, 08/01/2021	2,287,680	2,443,445
3.95%, 07/01/2021	7,000,000	7,497,317
3.97%, 06/01/2021	2,426,303	2,600,322
3.98%, 08/01/2021	4,756,976	5,096,686
3.99%, 07/01/2021 - 07/01/2026	6,348,402	6,762,617
4.00%, 04/01/2020	244,923	256,654
4.02%, 08/01/2021	3,824,099	4,114,930
4.05%, 01/01/2021	6,065,000	6,526,538
4.06%, 07/01/2021	6,000,000	6,465,166
4.13%, 08/01/2021	1,451,201	1,567,534
4.16%, 03/01/2021	2,397,948	2,603,111
4.22%, 07/01/2021	8,300,000	9,013,759
4.25%, 04/01/2021	2,500,000	2,717,600
4.26%, 07/01/2021	2,500,000	2,722,531
4.28%, 01/01/2020	1,408,969	1,538,595
4.30%, 01/01/2021	1,443,505	1,589,679
4.34%, 06/01/2021	7,000,000	7,646,880
4.36%, 05/01/2021	2,000,000	2,191,847
4.45%, 07/01/2026	1,454,513	1,537,175
4.48%, 06/01/2021	2,180,000	2,400,596
4.50%, 08/01/2021	3,000,000	3,306,560
4.54%, 01/01/2020	947,842	1,050,144
4.55%, 06/25/2043	207,162	223,332
5.00%, 04/01/2022 - 08/01/2040	2,998,086	3,276,430
5.24%, 05/01/2017	5,877,242	6,419,625
5.50%, 01/01/2018 - 07/01/2037	5,423,833	5,939,659
5.81%, 09/01/2037 (B)	89,865	97,478
6.00%, 03/01/2019 - 11/01/2037	14,277,989	15,601,601
6.26%, 08/01/2036 (B)	42,453	46,234
6.50%, 06/01/2023 - 07/25/2042	5,788,751	6,464,113
7.00%, 12/25/2033 - 02/25/2044	2,412,759	2,794,198
7.50%, 10/01/2037 - 12/25/2045	2,030,628	2,359,352
8.00%, 10/01/2031	191,479	222,553
Fannie Mae, PO
09/01/2024 - 08/01/2032	1,559,994	1,456,164
Fannie Mae REMIC
0.36%, 10/27/2037 (B)	1,600,000	1,532,224
0.40%, 10/25/2046 (B)	397,181	394,368
0.41%, 08/15/2023 - 06/27/2036 (B)	2,042,608	2,017,170
0.45%, 07/25/2036 (B)	344,056	343,768
0.46%, 06/15/2024 - 03/15/2036 (B)	458,512	459,118
0.51%, 08/25/2036 (B)	139,652	139,623
0.56%, 02/15/2033 - 06/25/2037 (B)	1,198,963	1,196,469
0.71%, 08/25/2041 (B)	1,196,024	1,200,751
0.76%, 04/25/2040 (B)	1,525,255	1,532,395
1.36%, 07/15/2039 (B)	250,438	255,018
2.53%, 12/25/2039 (B)	678,269	695,964
4.00%, 11/15/2041	1,211,654	1,238,879
4.50%, 06/15/2018 - 10/25/2039	6,184,334	6,687,766
4.75%, 09/25/2018	408,688	434,123
5.00%, 01/25/2018 - 07/15/2041	10,584,940	11,559,273
5.50%, 02/15/2022 - 10/25/2040	23,604,758	25,965,863
5.61%, 01/25/2032 (C)	193,978	201,532

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae REMIC (continued)
5.75%, 08/25/2034 - 10/15/2035	$ 1,272,291	$ 1,308,060
5.86%, 05/25/2051 (B)	897,020	983,870
5.96%, 06/25/2040 (B)	448,257	503,729
6.00%, 03/25/2029 - 12/25/2049	15,338,786	16,931,662
6.19%, 02/25/2040 (B)	544,145	596,362
6.25%, 10/15/2023 - 09/25/2038	794,492	878,623
6.43%, 03/25/2040 (B)	540,048	612,170
6.50%, 08/15/2021 - 11/25/2041	5,770,377	6,417,973
6.71%, 12/25/2042 (B)	204,821	241,269
6.74%, 11/15/2021 (B)	662,541	710,942
6.75%, 04/25/2037	333,682	354,904
7.00%, 12/15/2036 - 11/25/2041	8,113,214	9,504,081
7.19%, 11/15/2046 (B)	1,901,525	2,299,647
7.50%, 05/17/2024 - 12/15/2036	2,533,907	3,004,384
8.00%, 02/25/2023	1,385,241	1,584,799
8.00%, 06/15/2035 (B)	124,158	130,386
8.34%, 11/25/2037 (B)	751,856	899,520
8.82%, 11/15/2033 (B)	164,315	182,138
12.34%, 03/25/2040 (B)	839,837	986,345
14.56%, 06/15/2033 (B)	90,796	116,005
15.88%, 01/25/2034 (B)	67,164	87,727
16.48%, 08/25/2035 - 10/25/2035 (B)	255,871	323,590
17.05%, 02/15/2038 (B)	51,086	64,135
17.14%, 04/25/2040 (B)	398,462	593,147
17.44%, 09/25/2024 (B)	360,881	474,342
19.09%, 05/25/2034 (B)	306,926	428,049
19.70%, 05/25/2035 (B)	520,254	730,692
19.74%, 07/15/2035 (B)	90,489	132,082
20.51%, 08/15/2031 (B)	113,028	172,347
21.36%, 05/15/2035 (B)	103,789	146,009
22.14%, 04/25/2037 (B)	279,922	416,468
23.99%, 11/25/2035 (B)	251,746	401,903
24.03%, 06/15/2035 (B)	116,182	168,169
Fannie Mae REMIC, IO
0.64%, 10/25/2016 (B)	279,168	3,232
1.51%, 01/25/2038 (B)	214,451	14,575
2.65%, 04/25/2041 (B)	1,558,449	98,568
3.00%, 01/25/2021	2,118,949	160,813
3.50%, 09/15/2024	840,317	53,562
4.00%, 10/25/2014 - 10/15/2037	9,265,395	848,165
4.28%, 11/25/2040 (B)	3,368,654	328,817
4.84%, 07/25/2040 (B)	4,020,364	477,157
5.00%, 04/15/2032 - 08/15/2040	3,178,294	486,605
5.50%, 07/15/2037 - 10/25/2039	609,169	83,187
5.74%, 10/25/2039 (B)	320,786	36,458
5.84%, 02/25/2038 - 10/15/2040 (B)	6,677,162	1,069,117
5.89%, 05/15/2038 (B)	943,079	146,409
5.94%, 05/15/2039 (B)	826,166	127,461
6.02%, 12/25/2039 (B)	93,802	11,346
6.09%, 12/15/2039 - 01/25/2040 (B)	2,176,543	320,356
6.18%, 12/15/2039 (B)	1,330,776	242,459
6.19%, 12/25/2037 (B)	2,002,138	247,727
6.24%, 01/15/2037 - 05/25/2040 (B)	3,165,856	404,142
6.26%, 04/25/2040 (B)	577,582	91,670
6.29%, 10/25/2037 - 12/25/2037 (B)	1,047,198	154,845
6.46%, 07/25/2037 (B)	841,403	110,379
6.49%, 10/25/2026 - 03/25/2039 (B)	2,288,989	410,170
6.54%, 03/25/2036 (B)	2,854,845	556,695
6.64%, 09/15/2039 (B)	772,286	123,060
6.83%, 03/25/2038 (B)	499,587	78,757
6.94%, 02/25/2040 (B)	520,249	82,757
Fannie Mae REMIC, PO
03/15/2020 - 01/25/2040	7,302,504	6,800,785
12/15/2028 - 07/25/2040	4,758,978	4,452,742
04/25/2036	137,162	133,842
04/25/2034	2,216,287	2,415,274

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Farm Credit Banks
5.13%, 11/15/2018	$ 1,291,000	$ 1,489,826
Financing Corp. Fico, PO
Series D-P
09/26/2019 (D)	500,000	439,916
Freddie Mac
1.93%, 04/01/2037 (B)	45,342	48,453
1.96%, 05/01/2037 (B)	190,472	201,311
2.10%, 10/01/2036 (B)	222,405	235,965
2.22%, 12/01/2036 (B)	455,804	484,908
2.27%, 11/01/2036 (B)	170,976	181,929
2.35%, 12/01/2036 (B)	460,057	494,805
2.37%, 11/01/2036 (B)	496,037	526,591
2.39%, 05/01/2037 (B)	153,769	165,332
2.48%, 09/01/2037 - 10/01/2037 (B)	168,223	179,469
2.55%, 12/01/2031 (B)	712,319	768,902
2.68%, 11/01/2036 (B)	45,465	48,238
2.70%, 05/01/2038 (B)	115,256	122,982
2.88%, 05/01/2037 (B)	199,138	211,849
2.92%, 04/01/2037 (B)	103,107	109,959
2.93%, 05/01/2037 (B)	600,669	641,386
2.99%, 03/01/2037 (B)	290,007	310,131
3.09%, 05/01/2036 (B)	120,044	127,834
3.21%, 03/01/2036 (B)	870,283	936,613
3.29%, 10/25/2037 (B)	776,134	764,569
3.50%, 06/01/2042 - 07/15/2042	4,627,677	4,658,056
3.97%, 04/01/2037 (B)	10,453	11,103
4.01%, 02/01/2036 (B)	1,230,513	1,322,151
4.50%, 05/01/2041	21,242,367	22,756,083
4.76%, 07/01/2036 (B)	711,823	766,843
5.00%, 10/01/2018 - 08/01/2040	1,258,709	1,367,006
5.05%, 01/01/2035 - 02/01/2037 (B)	887,117	944,704
5.23%, 05/25/2043	1,433,128	1,555,806
5.50%, 02/01/2018 (B)	362,243	386,255
5.50%, 04/01/2018 - 12/01/2035	4,476,197	4,839,575
5.58%, 06/01/2037 (B)	97,428	103,435
6.00%, 05/01/2017 - 06/01/2037	1,190,622	1,282,245
6.48%, 10/01/2037 (B)	241,381	261,829
6.50%, 05/01/2035 - 02/25/2043	3,368,295	3,862,699
6.50%, 09/25/2043 (B)	204,496	234,720
7.00%, 02/25/2043 - 07/25/2043	533,843	618,900
7.50%, 02/01/2038 - 09/25/2043	866,419	1,013,093
8.50%, 09/01/2015	21,265	21,479
10.00%, 03/17/2026 - 10/01/2030	717,374	821,391
11.00%, 02/17/2021	171,768	172,535
Freddie Mac, IO
7.54%, 08/15/2036 (B)	1,649,553	317,429
Freddie Mac REMIC
0.57%, 07/15/2037 (B)	2,184,977	2,172,911
4.00%, 12/15/2041	1,600,658	1,638,446
4.50%, 06/15/2025	2,000,000	2,157,696
5.00%, 12/15/2023 - 05/15/2041	3,501,472	3,826,241
5.30%, 01/15/2033	1,094,748	1,202,338
5.50%, 03/15/2035 - 05/15/2038	2,388,938	2,650,191
5.50%, 05/15/2041 (B)	3,209,559	3,482,233
5.72%, 10/15/2038 (B)	708,239	778,968
6.00%, 04/15/2036	943,062	1,033,145
6.50%, 07/15/2036	1,158,156	1,311,621
16.97%, 02/15/2040 (B)	500,000	751,080
Freddie Mac REMIC, IO
2.10%, 01/15/2040 (B)	2,036,469	132,671
4.50%, 12/15/2024 - 07/15/2037	4,123,323	398,469
5.00%, 10/15/2039	2,728,959	445,794
5.84%, 11/15/2037 (B)	330,184	52,762
Freddie Mac REMIC, PO
03/15/2019 - 04/15/2036	791,431	773,775
09/15/2032 - 01/15/2040	4,618,992	4,207,941

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae
0.36%, 04/16/2037 (B)	$ 142,732	$ 142,265
0.62%, 03/20/2060 (B)	896,848	898,441
0.82%, 05/20/2061 (B)	1,478,048	1,480,057
0.87%, 05/20/2061 (B)	1,656,604	1,661,161
5.50%, 05/16/2019 - 09/20/2039	7,724,980	8,633,437
5.75%, 02/20/2036 - 10/20/2037	1,998,230	2,234,537
5.83%, 10/20/2033 (B)	552,167	627,471
6.00%, 11/20/2033 - 08/20/2038	1,402,149	1,591,360
6.13%, 06/16/2031	1,584,000	1,693,466
6.50%, 04/20/2028 - 12/15/2035	2,704,153	3,109,403
7.00%, 09/20/2034 (B)	37,012	39,948
7.00%, 08/16/2039 - 10/16/2040	1,829,905	2,150,897
7.49%, 03/17/2033 (B)	127,648	139,357
7.50%, 09/16/2035 - 10/15/2037	595,798	676,810
8.84%, 04/20/2034 (B)	167,592	185,440
14.41%, 11/17/2032 (B)	66,179	85,229
17.05%, 02/20/2034 (B)	73,387	107,379
22.73%, 04/20/2037 (B)	394,478	608,869
Ginnie Mae, IO
4.00%, 09/16/2037	3,471,866	392,168
5.67%, 02/20/2038 (B)	215,447	27,802
5.74%, 09/20/2038 (B)	1,560,900	200,636
5.79%, 02/20/2039 - 06/20/2039 (B)	676,693	88,715
5.84%, 02/20/2038 (B)	2,090,423	285,925
5.88%, 02/20/2039 (B)	218,315	29,191
5.89%, 08/16/2039 (B)	1,182,514	176,639
5.93%, 09/20/2039 (B)	1,471,842	195,169
5.94%, 11/20/2034 - 08/20/2039 (B)	3,765,688	543,407
5.99%, 07/20/2038 (B)	1,513,615	231,916
6.04%, 03/20/2037 - 06/20/2038 (B)	3,127,728	491,953
6.14%, 03/20/2039 (B)	188,073	21,688
6.24%, 12/20/2038 - 11/16/2039 (B)	2,478,008	369,946
6.37%, 12/20/2037 (B)	102,906	17,830
6.39%, 11/16/2033 - 11/20/2037 (B)	345,567	64,175
6.44%, 05/20/2041 (B)	900,347	172,923
6.49%, 09/20/2033 (B)	593,367	27,979
6.50%, 03/20/2039	138,688	28,914
6.52%, 07/20/2037 (B)	928,000	164,015
6.54%, 06/20/2037 (B)	1,603,216	288,061
7.14%, 12/20/2038 (B)	1,053,591	173,786
7.44%, 09/20/2038 (B)	122,069	21,481
7.54%, 04/16/2038 (B)	71,534	12,844
Ginnie Mae, PO
01/17/2033 - 01/20/2038	702,927	613,079
12/20/2032 - 12/20/2040	2,633,625	2,250,582
09/15/2031	216,785	257,015
Government Trust Certificate
Zero Coupon, 10/01/2015	4,000,000	3,923,572
8.50%, 04/01/2016 - 04/01/2020	15,890,000	13,996,599
NCUA Guaranteed Notes
Series 2010-R3, Class 3A
2.40%, 12/08/2020	291,349	297,532
Residual Funding Corp., PO
10/15/2019 - 10/15/2020 (D)	4,900,000	4,247,839
Tennessee Valley Authority
4.63%, 09/15/2060	236,000	225,737
5.25%, 09/15/2039	40,000	44,851
5.88%, 04/01/2036	2,325,000	2,815,675
Tennessee Valley Authority, IO
Zero Coupon, 05/01/2019	500,000	441,855
Tennessee Valley Authority, PO
11/01/2025 (D)	2,000,000	1,262,572

Total U.S. Government Agency Obligations (cost $448,968,809)		456,309,053

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 3.3%
African Development Bank
8.80%, 09/01/2019	$ 500,000	$ 651,162
Corp. Andina de Fomento
3.75%, 01/15/2016	795,000	829,621
Israel Government AID Bond
Zero Coupon, 03/15/2019	10,000,000	9,067,450
Series 2002-Z
Zero Coupon, 09/15/2019 -
09/15/2020	15,496,000	13,433,393
Series 2008-Z
Zero Coupon, 02/15/2020	6,500,000	5,666,836
Series 2010-Z
Zero Coupon, 02/15/2025	2,250,000	1,516,988
Series 2011-Z
Zero Coupon, 11/15/2026	1,400,000	860,849
Mexico Government International Bond
Series 2012-1, Class A2
5.75%, 10/12/2110	550,000	500,500
Mexico Government International Bond,
Series MTN
3.50%, 01/21/2021	731,000	727,345
4.75%, 03/08/2044	688,000	605,440
5.55%, 01/21/2045	190,000	187,625
Poland Government International Bond
4.00%, 01/22/2024	333,000	326,340
Province of Ontario Canada
1.65%, 09/27/2019	780,000	759,260
Province of Quebec Canada, Series MTN
6.35%, 01/30/2026	285,000	353,594
Turkey Government International Bond
5.75%, 03/22/2024 (A)	565,000	552,287

Total Foreign Government Obligations (cost $35,914,245)		36,038,690

MORTGAGE-BACKED SECURITIES - 12.0%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 - 144A	782,750	786,681
A10 Term Asset Financing LLC
Series 2013-2, Class A
2.62%, 11/15/2027 - 144A	1,073,000	1,072,269
Series 2013-2, Class B
4.38%, 11/15/2027 - 144A	250,000	249,357
American General Mortgage Loan Trust
Series 2006-1, Class A5
5.75%, 12/25/2035 - 144A (B)	184,688	190,848
Series 2009-1, Class A7
5.75%, 09/25/2048 - 144A (B)	1,900,000	1,940,299
Series 2010-1A, Class A1
5.15%, 03/25/2058 - 144A (B)	227,683	231,915
Series 2010-1A, Class A3
5.65%, 03/25/2058 - 144A (B)	1,139,925	1,178,218
ASG Resecuritization Trust
Series 2009-1, Class A60
2.19%, 06/26/2037 - 144A (B)	90,034	88,519
Series 2009-2, Class A55
4.91%, 05/24/2036 - 144A (B)	70,270	71,312
Series 2009-2, Class G60
4.91%, 05/24/2036 - 144A (B)	400,000	417,467
Series 2009-3, Class A65
2.27%, 03/26/2037 - 144A (B)	804,503	803,907
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	90,479	93,895
Series 2010-3, Class 2A22
0.38%, 10/28/2036 - 144A (B)	67,445	66,940

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
ASG Resecuritization Trust (continued)
Series 2010-4, Class 2A20
0.33%, 11/28/2036 - 144A (B)	$ 84,567	$ 84,144
Series 2011-1, Class 3A50
0.09%, 11/28/2035 - 144A (B)	429,266	420,350
Banc of America Alternative Loan Trust
Series 2003-11, Class 1A1
6.00%, 01/25/2034	114,346	120,902
Series 2003-11, Class 2A1
6.00%, 01/25/2034	150,008	159,096
Series 2003-7, Class 2A4
5.00%, 09/25/2018	223,169	226,272
Series 2003-9, Class 1CB2
5.50%, 11/25/2033	75,940	78,303
Series 2004-1, Class 1A1
6.00%, 02/25/2034	466,092	496,350
Series 2004-1, Class 5A1
5.50%, 02/25/2019	45,395	46,599
Series 2004-6, Class 3A2
6.00%, 07/25/2034	2,129	2,123
Series 2004-8, Class 3A1
5.50%, 09/25/2019	69,050	72,299
Banc of America Funding Corp.
Series 2004-3, Class 1A1
5.50%, 10/25/2034	503,019	528,258
Series 2004-C, Class 1A1
5.08%, 12/20/2034 (B)	104,091	104,128
Series 2005-E, Class 4A1
2.67%, 03/20/2035 (B)	1,823,472	1,833,319
Series 2010-R11A, Class 1A6
5.16%, 08/26/2035 - 144A (B)	429,891	448,326
Series 2010-R4, Class 5A1
0.31%, 07/26/2036 - 144A (B)	1,620	1,618
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 - 144A	437,945	454,987
Series 2012-R6, Class 1A1
3.00%, 10/26/2039 - 144A	412,662	410,285
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-3, Class AM
4.73%, 07/10/2043	800,000	830,172
Series 2006-3, Class A4
5.89%, 07/10/2044 (B)	592,274	644,884
Series 2006-4, Class A4
5.63%, 07/10/2046	500,000	542,878
Series 2006-5, Class A4
5.41%, 09/10/2047	225,000	244,637
Banc of America Mortgage Securities, Inc.
Series 2003-3, Class 2A1
0.71%, 05/25/2018 (B)	52,082	50,240
Series 2003-4, Class 2A1
0.71%, 06/25/2018 (B)	147,076	142,763
Series 2003-6, Class 2A1
0.61%, 08/25/2018 (B)	66,604	66,082
Series 2003-C, Class 3A1
2.87%, 04/25/2033 (B)	186,769	190,756
Series 2003-E, Class 2A2
2.90%, 06/25/2033 (B)	316,716	317,727
Series 2004-3, Class 1A26
5.50%, 04/25/2034	534,271	553,486
Series 2004-3, Class 3A1
5.00%, 04/25/2019	58,617	59,963
Series 2004-5, Class 4A1
4.75%, 06/25/2019	41,217	41,876
Series 2004-C, Class 2A2
2.91%, 04/25/2034 (B)	581,700	590,174

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust
Series 2009-RR10, Class 17A1
5.75%, 06/26/2037 - 144A	$ 52,971	$ 54,188
Series 2009-RR13, Class 17A2
5.50%, 04/26/2037 - 144A (B)	289,194	302,162
Series 2009-RR14, Class 3A2
2.59%, 08/26/2035 - 144A (B)	499,968	503,927
Series 2009-RR5, Class 8A1
5.50%, 11/26/2034 - 144A	302,195	310,505
Series 2010-RR12, Class 2A5
4.50%, 01/26/2036 - 144A (B)	494,844	502,972
Series 2010-RR4, Class 12A1
4.00%, 07/26/2036 - 144A (B)	237,198	237,765
Series 2010-RR5, Class 2A5
5.34%, 04/26/2037 - 144A (B)	523,319	531,901
Series 2010-RR6, Class 22A3
4.61%, 06/26/2036 - 144A (B)	398,090	412,412
Series 2010-RR6, Class 5A1
4.59%, 11/26/2037 - 144A (B)	6,522	6,498
Series 2010-RR7, Class 15A1
0.96%, 01/26/2036 - 144A (B)	35,808	35,934
Series 2010-RR7, Class 16A1
0.84%, 02/26/2047 - 144A (B)	320,233	312,557
Series 2010-RR7, Class 1A5
4.99%, 04/26/2035 - 144A (B)	283,547	278,310
Series 2010-RR7, Class 2A1
2.29%, 07/26/2045 - 144A (B)	921,279	892,035
Series 2010-RR8, Class 3A3
5.04%, 05/26/2035 - 144A (B)	215,114	220,146
Series 2010-RR8, Class 3A4
5.04%, 05/26/2035 - 144A (B)	773,000	735,911
Series 2011-RR10, Class 2A1
1.05%, 09/26/2037 - 144A (B)	1,861,933	1,694,944
Series 2011-RR4, Class 6A3
5.00%, 08/26/2037 - 144A (B)	737,926	762,191
Series 2011-RR5, Class 11A3
0.31%, 05/28/2036 - 144A (B)	681,850	637,287
Series 2011-RR5, Class 14A3
2.65%, 07/26/2036 - 144A (B)	340,050	338,746
Series 2012-RR10, Class 3A1
0.35%, 05/26/2036 - 144A (B)	701,721	660,681
Series 2012-RR2, Class 1A1
0.33%, 08/26/2036 - 144A (B)	810,262	786,430
Series 2012-RR3, Class 2A5
2.19%, 05/26/2037 - 144A (B)	1,063,181	1,049,325
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1
2.47%, 07/25/2033 (B)	127,638	127,548
Series 2004-2, Class 14A
4.93%, 05/25/2034 (B)	104,144	104,200
Bear Stearns Alt-A Trust
Series 2005-2, Class 1A1
0.66%, 03/25/2035 (B)	347,915	334,893
Bear Stearns Commercial Mortgage Securities
Series 2006-PW11, Class A4
5.44%, 03/11/2039 (B)	200,000	215,127
Bear Stearns Commercial Mortgage Securities, IO
Series 2005-PWR8, Class X1
0.75%, 06/11/2041 - 144A (B)	12,755,631	104,634
CAM Mortgage Trust
Series 2014-1, Class A
3.35%, 12/15/2053 - 144A (B) (E)	328,000	328,000
CD Commercial Mortgage Trust, IO
Series 2007-CD4, Class XC
0.17%, 12/11/2049 - 144A (B)	37,870,104	358,895

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Corp.
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	$ 474,942	$ 492,688
Series 2007-A1, Class 1A3
2.71%, 02/25/2037 (B)	1,961,498	1,977,031
Series 2007-A1, Class 2A1
2.71%, 02/25/2037 (B)	407,654	413,332
Series 2007-A1, Class 7A1
2.68%, 02/25/2037 (B)	309,789	305,619
Series 2007-A1, Class 9A1
2.68%, 02/25/2037 (B)	145,160	144,222
Series 2007-A2, Class 1A1
2.79%, 07/25/2037 (B)	79,902	80,195
Series 2007-A2, Class 2A1
2.65%, 07/25/2037 (B)	506,248	510,350
Citigroup Commercial Mortgage Trust
Series 2005-C3, Class AM
4.83%, 05/15/2043 (B)	440,000	457,849
Series 2006-C5, Class A4
5.43%, 10/15/2049	500,000	544,931
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4
5.25%, 09/25/2033	278,226	289,063
Series 2005-2, Class 2A11
5.50%, 05/25/2035	294,807	303,989
Series 2008-AR4, Class 1A1A
2.86%, 11/25/2038 - 144A (B)	1,040,390	1,047,915
Series 2009-10, Class 1A1
2.42%, 09/25/2033 - 144A (B)	623,115	634,160
Series 2009-11, Class 3A1
5.75%, 05/25/2037 - 144A (B)	597,747	630,776
Series 2010-7, Class 10A1
2.61%, 02/25/2035 - 144A (B)	203,486	205,617
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	4,038,280	4,167,651
Series 2010-8, Class 6A6
4.50%, 12/25/2036 - 144A	3,606,959	3,795,689
Series 2011-10, Class 4A1
0.35%, 02/25/2046 - 144A (B)	714,212	690,040
Series 2011-5, Class 1A1
0.35%, 02/25/2046 - 144A (B)	437,311	412,263
Commercial Mortgage Asset Trust
Series 1999-C1, Class D
7.09%, 01/17/2032 (B)	298,570	299,495
Commercial Mortgage Pass-Through Certificates, IO
Series 2012-CR2, Class XA
1.94%, 08/15/2045 (B)	2,211,000	244,154
Commercial Mortgage Trust
Series 2005-GG3, Class AJ
4.86%, 08/10/2042 (B)	220,000	227,701
Countrywide Alternative Loan Trust, PO
Series 2002-7
08/25/2032	94,995	81,801
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-39, Class A6
5.00%, 10/25/2033	424,986	444,046
Series 2003-50, Class A1
5.00%, 11/25/2018	237,995	244,508
Series 2003-J13, Class 1A7
5.25%, 01/25/2034	780,277	817,063
Series 2004-3, Class A26
5.50%, 04/25/2034	375,323	391,417
Series 2004-3, Class A4
5.75%, 04/25/2034	562,985	582,185
Series 2004-5, Class 1A4
5.50%, 06/25/2034	548,328	584,557

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Home Loan Mortgage Pass-Through Trust (continued)
Series 2004-8, Class 2A1
4.50%, 06/25/2019	$ 46,801	$ 48,238
Series 2004-J4, Class 2A1
5.00%, 05/25/2019	80,683	81,664
Credit Suisse Commercial Mortgage Trust
Series 2006-C2, Class A3
5.68%, 03/15/2039 (B)	1,600,000	1,720,738
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	196,014	205,204
Series 2003-27, Class 5A4
5.25%, 11/25/2033	273,014	278,891
Series 2003-29, Class 5A1
7.00%, 12/25/2033	209,042	227,121
Series 2003-29, Class 8A1
6.00%, 11/25/2018	85,709	88,600
Series 2003-AR15, Class 3A1
2.81%, 06/25/2033 (B)	291,696	290,329
Series 2004-4, Class 2A4
5.50%, 09/25/2034	455,013	497,299
Series 2004-5, Class 3A1
5.25%, 08/25/2019	237,111	243,846
Series 2004-8, Class 1A4
5.50%, 12/25/2034	499,046	540,361
Series 2005-C3, Class AM
4.73%, 07/15/2037	400,000	417,626
Credit Suisse Mortgage Capital Certificates
Series 2009-3R, Class 19A3
6.00%, 01/27/2038 - 144A	220,701	231,550
Series 2010-11R, Class A6
1.17%, 06/28/2047 - 144A (B)	1,561,132	1,490,930
Series 2010-12R, Class 14A1
2.52%, 09/26/2046 - 144A (B)	195,096	194,630
Series 2010-16, Class A3
3.92%, 06/25/2050 - 144A (B)	400,000	396,611
Series 2010-16, Class A4
3.92%, 06/25/2050 - 144A (B)	1,000,000	980,047
Series 2010-17R, Class 1A1
2.40%, 06/26/2036 - 144A (B)	249,343	256,627
Series 2010-1R, Class 5A1
4.95%, 01/27/2036 - 144A (B)	281,393	291,182
Series 2011-16R, Class 7A3
3.50%, 12/27/2036 - 144A (B)	378,816	383,272
Series 2011-1R, Class A1
1.16%, 02/27/2047 - 144A (B)	369,385	368,262
Series 2011-6R, Class 3A1
2.71%, 07/28/2036 - 144A (B)	478,624	481,685
Series 2011-7R, Class A1
1.41%, 08/28/2047 - 144A (B)	275,255	274,781
Series 2011-9R, Class A1
2.16%, 03/27/2046 - 144A (B)	1,532,551	1,535,515
Series 2012-3R, Class 1A1
3.25%, 07/27/2037 - 144A (B)	956,308	953,272
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.22%, 08/15/2048	600,000	647,073
Series 2006-C1, Class AM
5.25%, 08/15/2048	1,000,000	1,031,816
CW Capital Cobalt, Ltd., IO
Series 2006-C1
0.80%, 08/15/2048 (B)	20,339,487	387,833
DBRR Trust, IO
Series 2011-C32, Class A3X1
2.02%, 06/17/2049 - 144A (B)	6,000,000	316,866

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-1, Class 2A1
5.69%, 02/25/2020 (B)	$ 185,083	$ 191,860
Deutsche Mortgage Securities, Inc.
Series 2009-RS2, Class 4A1
Zero Coupon, 04/26/2037 - 144A (B)	80,966	80,130
FDIC Trust
Series 2013-N1, Class A
4.50%, 10/25/2018 - 144A	177,875	179,726
First Horizon Asset Securities, Inc.
Series 2003-8, Class 2A1
4.50%, 09/25/2018	38,212	39,066
Series 2004-AR2, Class 2A1
2.63%, 05/25/2034 (B)	549,472	550,084
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class AJ
4.83%, 06/10/2048 (B)	1,000,000	1,033,416
GMAC Mortgage Corp., Loan Trust
Series 2003-AR1, Class A4
2.97%, 10/19/2033 (B)	141,717	145,984
Series 2003-AR2, Class 2A4
2.86%, 12/19/2033 (B)	874,467	883,172
Series 2004-J5, Class A7
6.50%, 01/25/2035	1,163,437	1,265,115
Series 2004-J6, Class 1A1
5.00%, 01/25/2020	104,016	107,020
GS Mortgage Securities Corp. II, IO
Series 2006-GG8, Class X
0.58%, 11/10/2039 - 144A (B)	9,457,523	124,395
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF
0.51%, 09/25/2035 - 144A (B)	1,285,461	1,069,589
GSMPS Mortgage Loan Trust, IO
Series 2005-RP3, Class 1AS
4.88%, 09/25/2035 - 144A (B)	964,096	136,829
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4
5.25%, 06/25/2033	918,395	944,601
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	993,743	1,053,149
Series 2005-5F, Class 8A3
0.66%, 06/25/2035 (B)	64,296	62,166
Impac CMB Trust
Series 2005-4, Class 2A1
0.46%, 05/25/2035 (B)	313,055	317,652
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1
5.50%, 08/25/2033	98,681	104,050
Series 2006-1, Class 2A1
0.51%, 05/25/2036 (B)	702,381	701,950
Series 2006-2, Class 2A1
0.51%, 08/25/2036 (B)	589,955	577,110
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A4
4.40%, 01/12/2039	175,596	175,424
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (B)	1,411,984	1,522,150
Series 2006-CB16, Class A4
5.55%, 05/12/2045	97,304	105,677
Series 2006-LDP9, Class A3SF
0.32%, 05/15/2047 (B)	600,450	600,234
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2006-CB15, Class X1
0.25%, 06/12/2043 (B)	45,044,663	270,133

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class AJ
5.39%, 08/12/2037 (B)	$ 700,000	$ 734,177
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1
2.75%, 07/25/2034 (B)	104,759	108,189
Series 2004-A4, Class 1A1
2.77%, 09/25/2034 (B)	122,932	126,066
Series 2004-S1, Class 1A7
5.00%, 09/25/2034	36,614	37,692
Series 2005-A1, Class 3A4
3.58%, 02/25/2035 (B)	339,530	345,952
Series 2006-A2, Class 5A3
2.55%, 11/25/2033 (B)	753,151	753,936
Series 2006-A3, Class 6A1
2.72%, 08/25/2034 (B)	84,358	85,415
JPMorgan Re-REMIC
Series 2009-6, Class 4A1
2.70%, 09/26/2036 - 144A (B)	218,289	220,385
JPMorgan Re-REMIC Trust
Series 2010-4, Class 7A1
1.87%, 08/26/2035 - 144A (B)	238,277	238,138
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
5.84%, 06/15/2038 (B)	394,049	428,496
LB-UBS Commercial Mortgage Trust, IO
Series 2006-C1, Class XCL
0.37%, 02/15/2041 - 144A (B)	22,821,287	151,533
LVII Resecuritization Trust
Series 2009-3, Class M3
5.30%, 11/27/2037 - 144A (B)	600,000	612,102
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.65%, 04/21/2034 (B)	844,186	874,983
Series 2004-13, Class 3A7
2.64%, 11/21/2034 (B)	554,621	566,827
MASTR Alternative Loans Trust
Series 2003-9, Class 2A1
6.00%, 12/25/2033	101,639	109,188
Series 2004-5, Class 5A1
4.75%, 06/25/2019	105,333	106,560
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6
5.25%, 12/25/2033	694,365	730,868
Series 2003-2, Class 1A1
5.00%, 03/25/2018	46,897	47,227
Series 2003-3, Class 3A18
5.50%, 04/25/2033	196,321	203,232
Series 2004-P7, Class A6
5.50%, 12/27/2033 - 144A	296,065	319,185
MASTR Resecuritization Trust, PO
Series 2005, Class 3
05/28/2035 - 144A	111,762	89,410
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 2A
2.64%, 07/25/2033 (B)	113,627	117,158
Series 2003-A5, Class 2A6
2.35%, 08/25/2033 (B)	125,598	127,948
Series 2004-1, Class 2A1
2.15%, 12/25/2034 (B)	458,341	462,907
Series 2004-A4, Class A2
2.49%, 08/25/2034 (B)	202,161	208,352
Series 2004-D, Class A2
1.12%, 09/25/2029 (B)	351,824	343,831

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AJ
5.37%, 01/12/2044 (B)	$ 500,000	$ 538,537
Series 2006-C1, Class A4
5.69%, 05/12/2039 (B)	730,000	791,375
ML-CFC Commercial Mortgage Trust, IO
Series 2006-4, Class XC
0.21%, 12/12/2049 - 144A (B)	14,643,152	167,078
Morgan Stanley Capital I Trust
Series 2007-T27, Class A4
5.65%, 06/11/2042 (B)	200,000	225,340
Series 2011-C3, Class A3
4.05%, 07/15/2049	637,000	682,066
Morgan Stanley Capital I Trust, IO
Series 2006-IQ12, Class X1
0.51%, 12/15/2043 - 144A (B)	33,773,862	425,584
Series 2006-T21, Class X
0.21%, 10/12/2052 - 144A (B)	86,311,608	450,892
Series 2007-HQ11, Class X
0.22%, 02/12/2044 - 144A (B)	54,247,154	288,812
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A
5.71%, 04/25/2034 (B)	436,142	460,690
Morgan Stanley Re-REMIC Trust
Series 2010-HQ4B, Class A7A
4.97%, 04/16/2040 - 144A	1,001,372	1,007,242
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	429,821	437,472
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	1,595,921	1,599,113
Series 2012-XA, Class B
0.25%, 07/27/2049 - 144A	500,000	412,500
Prime Mortgage Trust
Series 2004-CL1, Class 1A1
6.00%, 02/25/2034	176,210	185,556
Prime Mortgage Trust, PO
Series 2004-CL1, Class 1
02/25/2034	13,739	11,676
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1
2.63%, 05/25/2035 (B)	362,460	370,544
RALI Trust
Series 2003-QS1, Class A6
4.25%, 01/25/2033	63,781	64,138
Series 2003-QS13, Class A5
0.81%, 07/25/2033 (B)	327,352	312,180
Series 2003-QS15, Class A7
5.50%, 08/25/2033	1,416,881	1,479,753
Series 2003-QS18, Class A1
5.00%, 09/25/2018	89,040	91,335
Series 2004-QS7, Class A4
5.50%, 05/25/2034	424,910	443,681
RAMP Trust
Series 2004-RZ1, Class M1
4.32%, 03/25/2034 (B)	570,509	565,586
Series 2004-SL2, Class A3
7.00%, 10/25/2031	293,818	316,170
Series 2005-EFC5, Class A3
0.50%, 10/25/2035 (B)	438,662	432,378
Series 2006-RZ1, Class A3
0.46%, 03/25/2036 (B)	881,838	834,620
RBSSP Resecuritization Trust
Series 2009-1, Class 1A1
6.50%, 02/26/2036 - 144A	491,018	529,239
Series 2010-9, Class 7A5
4.00%, 05/26/2037 - 144A (B)	509,447	520,657
RCMC LLC
Series 2012-CRE1, Class A
5.62%, 11/15/2044 - 144A	386,894	387,399

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Securitization Trust
Series 2002-A13, Class A4
5.25%, 12/25/2017	$ 35,802	$ 36,514
RFMSI Trust
Series 2003-S20, Class 2A1
4.75%, 12/25/2018	58,334	59,446
Series 2003-S4, Class A4
5.75%, 03/25/2033	365,058	374,602
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A
2.62%, 09/25/2033 (B)	346,750	354,402
Series 2003-UP1, Class A
3.95%, 04/25/2032 - 144A (B)	24,357	23,870
Sequoia Mortgage Trust
Series 2004-11, Class A1
0.46%, 12/20/2034 (B)	648,013	638,827
Series 2004-11, Class A3
0.46%, 12/20/2034 (B)	611,016	586,867
Series 2004-12, Class A3
0.67%, 01/20/2035 (B)	380,592	348,022
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1
4.05%, 01/25/2058 - 144A (B)	1,179,012	1,223,474
Series 2011-1A, Class A2
5.45%, 01/25/2058 - 144A (B)	1,500,000	1,624,023
Series 2012-1A, Class M3
6.00%, 09/25/2057 - 144A (B)	1,000,000	1,047,727
Series 2012-2A, Class M4
6.00%, 10/25/2057 - 144A (B)	1,200,000	1,258,031
Series 2012-3A, Class M1
2.66%, 12/25/2059 - 144A (B)	534,000	528,397
Series 2012-3A, Class M2
3.56%, 12/25/2059 - 144A (B)	471,000	461,361
Series 2012-3A, Class M3
4.44%, 12/25/2059 - 144A (B)	253,000	252,970
Series 2012-3A, Class M4
5.30%, 12/25/2059 - 144A (B)	146,000	147,465
Series 2013-3A, Class A
1.87%, 09/25/2057 - 144A (B)	810,704	810,627
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1
0.82%, 10/19/2034 (B)	534,149	508,343
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1
0.80%, 09/25/2043 (B)	332,619	315,910
Series 2004-1, Class II2A
1.75%, 03/25/2044 (B)	187,374	183,665
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
5.55%, 08/15/2039 (B)	307,607	315,447
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 - 144A	1,386,000	1,342,226
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	650,000	653,398
UBS-Barclays Commercial Mortgage Trust, IO
Series 2012-C2, Class XA
1.79%, 05/10/2063 - 144A (B)	6,113,210	541,679
Vendee Mortgage Trust
Series 1993-1, Class ZB
7.25%, 02/15/2023	314,001	365,042
Series 1998-2, Class 1G
6.75%, 06/15/2028	585,995	673,399

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
VFC LLC
Series 2013-1, Class A
3.13%, 03/20/2026 - 144A	$ 232,105	$ 234,199
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5
5.22%, 01/15/2041 (B)	581,702	582,159
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC
0.10%, 03/15/2045 - 144A (B)	138,678,190	427,961
WaMu Mortgage Pass-Through Certificates
Series 2003-AR6, Class A1
2.44%, 06/25/2033 (B)	683,235	693,277
Series 2003-AR7, Class A7
2.30%, 08/25/2033 (B)	251,099	255,548
Series 2003-AR8, Class A
2.42%, 08/25/2033 (B)	93,878	93,878
Series 2003-AR9, Class 1A6
2.42%, 09/25/2033 (B)	426,711	436,893
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	454,176	467,616
Series 2003-S4, Class 2A10
17.03%, 06/25/2033 (B)	23,867	28,844
Series 2003-S9, Class A8
5.25%, 10/25/2033	281,727	295,893
Series 2004-AR3, Class A1
2.45%, 06/25/2034 (B)	59,629	60,817
Series 2004-AR3, Class A2
2.45%, 06/25/2034 (B)	613,324	625,543
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	291,001	301,393
Series 2004-CB3, Class 4A
6.00%, 10/25/2019	342,197	359,046
Series 2004-S1, Class 1A3
0.56%, 03/25/2034 (B)	13,090	13,108
Series 2004-S2, Class 2A4
5.50%, 06/25/2034	517,973	528,699
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 1A1
5.75%, 02/25/2033	227,059	238,823
Series 2004-RA2, Class 2A
7.00%, 07/25/2033	130,957	144,561
Wells Fargo Mortgage Backed Securities Trust
Series 2003-K, Class 1A1
2.49%, 11/25/2033 (B)	32,088	32,948
Series 2004-4, Class A9
5.50%, 05/25/2034	370,708	394,329
Series 2004-EE, Class 2A1
2.61%, 12/25/2034 (B)	304,880	311,733
Series 2004-EE, Class 2A2
2.61%, 12/25/2034 (B)	76,220	78,232
Series 2004-EE, Class 3A1
2.70%, 12/25/2034 (B)	74,731	76,075
Series 2004-EE, Class 3A2
2.70%, 12/25/2034 (B)	112,097	114,609
Series 2004-I, Class 1A1
2.65%, 07/25/2034 (B)	1,068,331	1,083,824
Series 2004-P, Class 2A1
2.61%, 09/25/2034 (B)	1,800,175	1,843,163
Series 2004-R, Class 2A1
2.62%, 09/25/2034 (B)	936,332	965,512
Series 2004-U, Class A1
2.67%, 10/25/2034 (B)	1,064,923	1,080,661

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust (continued)
Series 2004-V, Class 1A1
2.63%, 10/25/2034 (B)	$ 188,092	$ 195,500
Series 2004-V, Class 1A2
2.63%, 10/25/2034 (B)	83,970	86,573
Series 2004-W, Class A9
2.62%, 11/25/2034 (B)	277,616	286,457
Series 2005-AR3, Class 1A1
2.63%, 03/25/2035 (B)	1,307,717	1,332,560
Series 2005-AR8, Class 2A1
2.66%, 06/25/2035 (B)	428,653	433,168
Series 2005-AR9, Class 2A1
2.64%, 10/25/2033 (B)	160,355	163,330
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 - 144A (B)	475,398	477,137
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	1,586,485	1,584,629
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class A4
4.38%, 03/15/2044 - 144A	550,000	588,761

Total Mortgage-Backed Securities (cost $127,033,960)		131,692,169

ASSET-BACKED SECURITIES - 3.4%
Academic Loan Funding Trust
Series 2012-1A, Class A1
0.96%, 12/27/2022 - 144A (B)	897,900	905,837
Series 2013-1A, Class A
0.96%, 12/26/2044 - 144A (B)	1,495,712	1,484,708
Ally Auto Receivables Trust
Series 2013-2, Class A3
0.79%, 01/15/2018	574,000	574,195
American Credit Acceptance Receivables Trust
Series 2012-1, Class A2
3.04%, 10/15/2015 - 144A	41,397	41,450
Series 2012-2, Class A
1.89%, 07/15/2016 - 144A	406,665	407,965
Series 2012-3, Class A
1.64%, 11/15/2016 - 144A	119,937	119,992
Ascentium Equipment Receivables LLC
Series 2012-1A, Class A
1.83%, 09/15/2019 - 144A	145,491	145,384
Asset Backed Funding Certificates
Series 2005-AQ1, Class A4
4.92%, 06/25/2035 (B)	599,876	606,991
AXIS Equipment Finance Receivables II LLC
Series 2013-1A, Class A
1.75%, 03/20/2017 - 144A	712,023	711,991
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 - 144A	740,529	731,804
CarMax Auto Owner Trust
Series 2013-4, Class A3
0.80%, 07/16/2018	185,000	184,980
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-2, Class 2A2
0.72%, 02/25/2033 (B)	436,482	408,948
Series 2003-5, Class 1A4
4.40%, 02/25/2030	56,087	55,993
Series 2003-6, Class 1A4
4.50%, 11/25/2034	120,050	120,332
Series 2003-6, Class 1A5
5.35%, 11/25/2034 (B)	500,000	517,885

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CPS Auto Trust
Series 2011-C, Class A
4.21%, 03/15/2019 - 144A	$ 532,729	$ 545,615
Series 2012-A, Class A
2.78%, 06/17/2019 - 144A	147,286	148,632
Series 2012-B, Class A
2.52%, 09/16/2019 - 144A	1,134,830	1,141,415
Series 2012-C, Class A
1.82%, 12/16/2019 - 144A	709,565	712,409
Series 2013-D, Class A
1.54%, 07/16/2018 - 144A	1,541,408	1,540,981
Credit Acceptance Auto Loan Trust
Series 2011-1, Class A
2.61%, 03/15/2019 - 144A	466,903	469,659
CVS Pass-Through Trust
5.93%, 01/10/2034 - 144A	635,633	701,994
DT Auto Owner Trust
Series 2012-2A, Class A
0.91%, 11/16/2015 - 144A	19,052	19,055
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 06/15/2017 - 144A	531,232	531,766
Series 2014-1A, Class A
1.29%, 05/15/2018 - 144A (E)	730,000	729,935
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 - 144A	425,036	427,237
GMAT Trust
Series 2013-1A, Class A
3.97%, 11/25/2043 - 144A (B)	352,717	349,999
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	487,000	490,945
Series 2013-T7, Class A7
1.98%, 11/15/2046 - 144A	714,000	710,002
HSBC Home Equity Loan Trust
Series 2006-1, Class A1
0.32%, 01/20/2036 (B)	103,430	101,347
Series 2007-1, Class AS
0.36%, 03/20/2036 (B)	106,803	104,561
Series 2007-3, Class APT
1.36%, 11/20/2036 (B)	76,824	76,281
Lake Country Mortgage Loan Trust
Series 2006-HE1, Class A3
0.51%, 07/25/2034 - 144A (B)	253,551	252,011
Madison Avenue Manufactured Housing Contract
Series 2002-A, Class M2
2.41%, 03/25/2032 (B)	787,239	786,798
Newcastle Investment Trust
Series 2011-MH1, Class A
2.45%, 12/10/2033 - 144A	96,251	97,132
Normandy Mortgage Loan Trust
Series 2013-NPL3, Class A
4.95%, 09/16/2043 - 144A (B)	996,106	996,106
NYMT Residential, LLC
Series 2013-RP3A
4.85%, 09/25/2018 - 144A (B)	656,000	656,000
PennyMac Loan Trust
Series 2012-NPL1, Class A
3.42%, 05/28/2052 - 144A (B)	314,205	313,224
Residential Credit Solutions Trust
Series 2011-1, Class A1
6.00%, 03/25/2041 - 144A	552,175	563,218

	Principal	Value
ASSET-BACKED SECURITIES (continued)
RMAT
Series 2012-1A, Class A1
2.73%, 08/26/2052 - 144A (B)	$ 377,971	$ 380,218
Santander Drive Auto Receivables Trust
Series 2011-S2A, Class B
2.06%, 06/15/2017 - 144A	47,667	47,669
Saxon Asset Securities Trust
Series 2003-1, Class AF6
4.80%, 06/25/2033 (B)	196,352	198,680
SNAAC Auto Receivables Trust
Series 2012-1A, Class A
1.78%, 06/15/2016 - 144A	27,040	27,065
Springleaf Funding Trust
Series 2013-AA, Class A
2.58%, 09/15/2021 - 144A	3,000,000	3,014,433
Stanwich Mortgage Loan Trust
Series 2012-NPL4, Class A
2.98%, 09/15/2042 - 144A	584,574	586,252
Series 2012-NPL5, Class A
2.98%, 10/18/2042 - 144A	298,864	298,864
Structured Asset Investment Loan Trust
Series 2005-5, Class A9
0.56%, 06/25/2035 (B)	20,105	20,098
Structured Asset Securities Corp.
Series 2002-AL1, Class A2
3.45%, 02/25/2032	214,728	213,657
Series 2003-16, Class A3
0.66%, 06/25/2033 (B)	38,481	38,008
Series 2003-32, Class 1A1
5.50%, 11/25/2033 (B)	100,511	104,075
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	120,839	123,617
Series 2003-35, Class 3A1
0.66%, 12/25/2033 (B)	229,291	226,034
Series 2003-37A, Class 2A
3.61%, 12/25/2033 (B)	160,695	162,259
Series 2004-4XS, Class 1A5
5.49%, 02/25/2034 (B)	554,956	592,505
Series 2004-5H, Class A4
5.54%, 12/25/2033	568,202	584,386
Series 2004-6XS, Class A5A
5.53%, 03/25/2034 (B)	489,385	504,366
Series 2004-6XS, Class A5B
5.55%, 03/25/2034 (B)	489,385	505,307
Series 2005-NC1, Class A11
4.69%, 02/25/2035 (B)	1,081,890	1,093,005
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.56%, 10/15/2015 - 144A (B)	2,219,000	2,247,431
VOLT NPL IX LLC
Series 2013-NPL3, Class A1
4.25%, 04/25/2053 - 144A (B)	836,739	836,003
VOLT NPL X LLC
Series 2013-NPL4, Class A1
3.96%, 11/25/2053 - 144A (B)	219,246	219,315
VOLT XIX LLC
Series 2013-NPL5, Class A1
3.63%, 04/25/2055 - 144A (B)	1,073,707	1,070,259
VOLT XX LLC
Series 2013-NPL6, Class A1
3.63%, 03/25/2054 - 144A (B)	1,496,712	1,490,232
VOLT XXI LLC
Series 2013-NPL7, Class A1
3.63%, 11/25/2053 - 144A (B)	1,221,707	1,217,126
Westgate Resorts LLC
Series 2012-1, Class A
4.50%, 09/20/2025 - 144A	754,296	762,065

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Westgate Resorts LLC (continued)
Series 2012-2A, Class A
3.00%, 01/20/2025 - 144A	$ 968,345	$ 974,155

Total Asset-Backed Securities (cost $36,498,821)		37,021,861

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
American Municipal Power, Inc. (Revenue Bonds)
Series B
7.50%, 02/15/2050	640,000	808,922
New York State Dormitory Authority
(Revenue Bonds)
5.60%, 03/15/2040	280,000	324,685
Ohio State University (Revenue Bonds)
Series A
4.80%, 06/01/2111	1,370,000	1,282,416
Port Authority of New York & New Jersey
(Revenue Bonds)
4.46%, 10/01/2062	970,000	891,440
Series B
5.65%, 11/01/2040	485,000	562,648
State of California - Build America Bonds
(General Obligation Unlimited)
7.30%, 10/01/2039	520,000	699,244
State of Illinois (General Obligation Unlimited)
5.10%, 06/01/2033	85,000	82,324

Total Municipal Government Obligations (cost $4,487,179)		4,651,679

CORPORATE DEBT SECURITIES - 19.8%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.
5.20%, 08/15/2015 - 144A	380,000	402,883
BAE Systems PLC
5.80%, 10/11/2041 - 144A	439,000	481,219
Lockheed Martin Corp.
4.07%, 12/15/2042	120,000	110,717
4.25%, 11/15/2019 (A)	150,000	163,726
4.85%, 09/15/2041	190,000	197,859
United Technologies Corp.
4.50%, 06/01/2042	257,000	258,874
8.88%, 11/15/2019	250,000	326,950
Air Freight & Logistics - 0.0% (F)
United Parcel Service of America, Inc.
8.38%, 04/01/2020	60,000	78,922
8.38%, 04/01/2030 (C)	200,000	277,882
United Parcel Service, Inc.
2.45%, 10/01/2022	186,000	176,937
Airlines - 0.1%
Air Canada Pass-Through Trust
4.13%, 11/15/2026 - 144A	124,000	120,900
American Airlines Pass-Through Trust
5.25%, 07/31/2022	88,523	95,384
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	255,000	255,000
5.98%, 10/19/2023	257,990	283,143
Delta Air Lines, Inc., Pass-Through Trust
4.75%, 11/07/2021	132,980	143,286
4.95%, 11/23/2020	216,795	235,223
5.30%, 10/15/2020	70,175	77,192
Auto Components - 0.1%
Johnson Controls, Inc.
4.25%, 03/01/2021	335,000	355,665
5.25%, 12/01/2041	970,000	995,003

	Principal	Value
Automobiles - 0.0% (F)
Daimler Finance North America LLC
2.63%, 09/15/2016 - 144A	$ 200,000	$ 207,253
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
1.50%, 07/14/2014	136,000	136,678
7.75%, 01/15/2019	650,000	815,812
8.20%, 01/15/2039	240,000	363,852
Diageo Capital PLC
4.83%, 07/15/2020	90,000	101,617
5.75%, 10/23/2017	230,000	264,479
Heineken NV
1.40%, 10/01/2017 - 144A	400,000	398,152
PepsiCo, Inc.
7.90%, 11/01/2018	21,000	26,567
SABMiller Holdings, Inc.
3.75%, 01/15/2022 - 144A	200,000	204,754
Biotechnology - 0.2%
Amgen, Inc.
3.45%, 10/01/2020	400,000	415,760
4.50%, 03/15/2020	56,000	60,770
5.15%, 11/15/2041	575,000	590,838
5.65%, 06/15/2042	252,000	278,328
5.75%, 03/15/2040	165,000	183,334
Celgene Corp.
1.90%, 08/15/2017	659,000	666,201
Capital Markets - 1.5%
Bank of New York Mellon Corp.
3.55%, 09/23/2021	509,000	526,885
5.45%, 05/15/2019	200,000	230,956
Bank of New York Mellon Corp., Series MTN
2.40%, 01/17/2017 (A)	200,000	207,691
4.60%, 01/15/2020	40,000	44,457
BlackRock, Inc.
3.38%, 06/01/2022	174,000	176,385
6.25%, 09/15/2017	635,000	742,328
Charles Schwab Corp.
3.23%, 09/01/2022	100,000	98,445
Goldman Sachs Group, Inc.
6.25%, 09/01/2017	650,000	744,523
6.75%, 10/01/2037	200,000	222,220
Goldman Sachs Group, Inc., Series MTN
5.38%, 03/15/2020	390,000	436,120
7.50%, 02/15/2019	3,475,000	4,238,416
Macquarie Group, Ltd.
6.00%, 01/14/2020 - 144A	450,000	502,830
6.25%, 01/14/2021 - 144A	525,000	590,586
7.63%, 08/13/2019 - 144A	700,000	849,345
Morgan Stanley, Series MTN
5.00%, 11/24/2025	373,000	378,433
5.55%, 04/27/2017	170,000	190,439
5.63%, 09/23/2019	2,000,000	2,285,022
7.30%, 05/13/2019	1,800,000	2,198,637
Nomura Holdings, Inc.
5.00%, 03/04/2015	350,000	364,805
6.70%, 03/04/2020 (A)	257,000	301,230
Nomura Holdings, Inc., Series MTN
4.13%, 01/19/2016	200,000	211,114
State Street Corp.
3.70%, 11/20/2023	615,000	619,215
Chemicals - 0.5%
Dow Chemical Co.
4.25%, 11/15/2020	174,000	184,973
8.55%, 05/15/2019	456,000	586,716

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Chemicals (continued)
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016	$ 173,000	$ 176,618
4.90%, 01/15/2041 (A)	125,000	129,298
5.60%, 12/15/2036	550,000	621,028
Ecolab, Inc.
5.50%, 12/08/2041	570,000	633,329
Mosaic Co.
3.75%, 11/15/2021	209,000	208,491
4.25%, 11/15/2023	223,000	223,239
4.88%, 11/15/2041	253,000	237,644
5.45%, 11/15/2033	472,000	492,742
Potash Corp. of Saskatchewan, Inc.
6.50%, 05/15/2019	260,000	309,599
PPG Industries, Inc.
6.65%, 03/15/2018	470,000	553,049
7.40%, 08/15/2019	300,000	360,229
9.00%, 05/01/2021	310,000	403,923
Praxair, Inc.
5.20%, 03/15/2017	150,000	167,047
Union Carbide Corp.
7.50%, 06/01/2025	400,000	484,235
7.75%, 10/01/2096	210,000	240,102
Commercial Banks - 2.1%
ANZ New Zealand Int’l, Ltd., Series MTN
3.13%, 08/10/2015 - 144A	105,000	108,633
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 - 144A (A)	600,000	622,662
Australia & New Zealand Banking Group, Ltd., Series MTN
4.88%, 01/12/2021 - 144A	137,000	152,560
Bank of Nova Scotia
2.55%, 01/12/2017 (A)	855,000	891,723
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 02/23/2017 - 144A	785,000	806,232
Barclays Bank PLC
2.25%, 05/10/2017 - 144A	276,000	285,516
5.00%, 09/22/2016	100,000	110,002
5.20%, 07/10/2014	125,000	127,645
BB&T Corp.
4.90%, 06/30/2017	550,000	601,252
5.25%, 11/01/2019	90,000	102,036
BB&T Corp., Series MTN
6.85%, 04/30/2019	250,000	306,401
Comerica, Inc.
3.00%, 09/16/2015	150,000	155,700
Commonwealth Bank of Australia
2.25%, 03/16/2017 - 144A	530,000	547,116
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	205,000	218,709
4.50%, 01/11/2021	300,000	325,797
5.80%, 09/30/2110 - 144A	300,000	308,798
Deutsche Bank AG
3.25%, 01/11/2016	400,000	418,528
6.00%, 09/01/2017	190,000	218,552
Deutsche Bank AG, Series MTN
3.88%, 08/18/2014	100,000	101,881
Discover Bank
4.20%, 08/08/2023	250,000	251,839
Fifth Third Bank
1.15%, 11/18/2016	270,000	270,519
HSBC Bank PLC
4.13%, 08/12/2020 - 144A	275,000	295,105
HSBC Holdings PLC
4.88%, 01/14/2022 (A)	1,520,000	1,665,359
5.10%, 04/05/2021	911,000	1,018,199

	Principal	Value
Commercial Banks (continued)
ING Bank NV
3.75%, 03/07/2017 - 144A	$ 943,000	$ 1,002,032
KeyBank NA
5.70%, 11/01/2017 (A)	245,000	275,401
5.80%, 07/01/2014	250,000	255,355
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250,000	292,119
National Australia Bank, Ltd.
2.00%, 06/20/2017 - 144A	580,000	592,824
Nordea Bank AB
1.63%, 05/15/2018 - 144A	500,000	494,050
3.13%, 03/20/2017 - 144A	570,000	598,899
4.88%, 05/13/2021 - 144A	384,000	406,097
PNC Bank NA
6.88%, 04/01/2018	600,000	713,770
PNC Funding Corp.
5.13%, 02/08/2020	250,000	284,954
5.63%, 02/01/2017	130,000	145,009
6.70%, 06/10/2019	150,000	182,293
Rabobank Nederland NV, Series MTN
2.13%, 10/13/2015	105,000	107,830
Royal Bank of Canada
1.20%, 09/19/2018 (A)	400,000	397,319
Stadshypotek AB
1.88%, 10/02/2019 - 144A (A)	530,000	518,409
Svenska Handelsbanken AB
3.13%, 07/12/2016	388,000	406,896
U.S. Bancorp
7.50%, 06/01/2026	111,000	143,751
U.S. Bancorp, Series MTN
3.00%, 03/15/2022	233,000	229,267
4.13%, 05/24/2021	133,000	143,596
UBS AG, Series MTN
4.88%, 08/04/2020	257,000	287,884
5.88%, 12/20/2017	110,000	126,345
Wachovia Bank NA
6.00%, 11/15/2017	3,100,000	3,589,323
Wells Fargo & Co.
3.68%, 06/15/2016 (C)	390,000	415,808
5.63%, 12/11/2017	150,000	172,269
Westpac Banking Corp.
2.45%, 11/28/2016 - 144A	600,000	629,815
4.88%, 11/19/2019	750,000	841,694
Commercial Services & Supplies - 0.2%
ADT Corp.
3.50%, 07/15/2022	124,000	106,924
4.88%, 07/15/2042	147,000	112,140
Eaton Corp.
7.63%, 04/01/2024	500,000	630,140
ERAC USA Finance LLC
2.75%, 03/15/2017 - 144A	65,000	67,038
4.50%, 08/16/2021 - 144A	175,000	186,307
5.63%, 03/15/2042 - 144A	141,000	151,451
6.70%, 06/01/2034 - 144A	331,000	384,836
Pitney Bowes, Inc., Series MTN
5.60%, 03/15/2018	100,000	110,649
Waste Management, Inc.
4.75%, 06/30/2020	319,000	351,553
Communications Equipment - 0.1%
Cisco Systems, Inc.
4.45%, 01/15/2020	150,000	166,529
5.50%, 01/15/2040	250,000	273,283
5.90%, 02/15/2039	100,000	113,951

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Computers & Peripherals - 0.1%
Apple, Inc.
0.49%, 05/03/2018 (B)	$ 297,000	$ 296,502
2.40%, 05/03/2023	494,000	452,277
Hewlett-Packard Co.
4.30%, 06/01/2021	94,000	95,975
4.38%, 09/15/2021 (A)	189,000	193,907
4.65%, 12/09/2021	280,000	292,218
6.00%, 09/15/2041 (A)	85,000	86,799
Construction & Engineering - 0.1%
ABB Finance USA, Inc.
1.63%, 05/08/2017	210,000	209,963
2.88%, 05/08/2022	152,000	148,050
4.38%, 05/08/2042	128,000	124,171
Fluor Corp.
3.38%, 09/15/2021	547,000	550,985
Construction Materials - 0.0% (F)
CRH America, Inc.
6.00%, 09/30/2016	221,000	246,827
Consumer Finance - 0.4%
American Express Co.
7.00%, 03/19/2018	700,000	842,530
Capital One Bank USA NA
3.38%, 02/15/2023	1,000,000	953,331
Capital One Financial Corp.
3.50%, 06/15/2023	220,000	212,714
4.75%, 07/15/2021 (A)	625,000	678,112
7.38%, 05/23/2014	75,000	76,565
Caterpillar Financial Services Corp., Series MTN
5.85%, 09/01/2017	150,000	172,496
7.05%, 10/01/2018 (A)	150,000	183,759
7.15%, 02/15/2019	100,000	123,778
HSBC Finance Corp.
5.50%, 01/19/2016	260,000	281,862
John Deere Capital Corp.
1.20%, 10/10/2017	306,000	305,338
John Deere Capital Corp., Series MTN
2.25%, 04/17/2019	333,000	335,991
2.75%, 03/15/2022 (A)	153,000	148,478
3.15%, 10/15/2021	290,000	292,448
5.75%, 09/10/2018 (A)	100,000	116,982
PACCAR Financial Corp., Series MTN
1.60%, 03/15/2017	197,000	197,355
Diversified Financial Services - 2.4%
American Honda Finance Corp.
1.50%, 09/11/2017 - 144A	200,000	199,648
2.60%, 09/20/2016 - 144A	902,000	941,935
American Honda Finance Corp., Series MTN
7.63%, 10/01/2018 - 144A	300,000	372,885
Associates Corp.
6.95%, 11/01/2018 (B)	1,934,000	2,322,332
Bank of America Corp.
5.63%, 07/01/2020	2,340,000	2,669,619
5.75%, 12/01/2017	220,000	250,552
Bank of America Corp., Series MTN
5.00%, 05/13/2021	75,000	82,085
5.88%, 02/07/2042	400,000	454,148
6.40%, 08/28/2017	1,325,000	1,533,002
6.88%, 04/25/2018	600,000	715,513
Berkshire Hathaway, Inc.
3.75%, 08/15/2021 (A)	727,000	764,706
Blackstone Holdings Finance Co., LLC
5.88%, 03/15/2021 - 144A	1,205,000	1,370,267
Citigroup, Inc.
5.38%, 08/09/2020	355,000	402,362
6.00%, 08/15/2017	1,001,000	1,143,695

	Principal	Value
Diversified Financial Services (continued)
Citigroup, Inc. (continued)
6.88%, 03/05/2038	$ 110,000	$ 138,252
8.13%, 07/15/2039	100,000	143,320
8.50%, 05/22/2019	550,000	707,797
CME Group, Inc.
3.00%, 09/15/2022 (A)	200,000	195,005
Countrywide Financial Corp.
6.25%, 05/15/2016	550,000	607,884
Ford Motor Credit Co. LLC
1.50%, 01/17/2017	363,000	362,156
3.98%, 06/15/2016	555,000	589,124
Ford Motor Credit Co., LLC
4.25%, 09/20/2022	332,000	338,094
General Electric Capital Corp., Series MTN
4.65%, 10/17/2021	900,000	986,742
5.40%, 02/15/2017 (A)	400,000	449,039
5.50%, 01/08/2020	1,780,000	2,055,734
5.63%, 05/01/2018	1,573,000	1,816,290
6.00%, 08/07/2019	1,420,000	1,677,621
6.75%, 03/15/2032	485,000	610,516
Invesco Finance PLC
4.00%, 01/30/2024 (A)	160,000	163,203
Jefferies Group LLC
6.25%, 01/15/2036	260,000	257,719
6.45%, 06/08/2027	180,000	190,975
8.50%, 07/15/2019	520,000	640,123
MassMutual Global Funding II
2.00%, 04/05/2017 - 144A	370,000	377,078
2.88%, 04/21/2014 - 144A	100,000	100,548
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/2018	250,000	342,338
Diversified Telecommunication Services - 1.1%
AT&T, Inc.
3.88%, 08/15/2021	1,300,000	1,334,975
4.30%, 12/15/2042	455,000	392,659
5.35%, 09/01/2040	898,000	898,710
6.30%, 01/15/2038	500,000	559,751
BellSouth Telecommunications LLC
6.30%, 12/15/2015	65,656	68,567
British Telecommunications PLC
5.95%, 01/15/2018	200,000	230,914
9.63%, 12/15/2030	180,000	272,603
Centel Capital Corp.
9.00%, 10/15/2019	450,000	538,520
Deutsche Telekom International Finance BV
6.00%, 07/08/2019 (A)	395,000	463,919
8.75%, 06/15/2030	330,000	468,346
GTP Acquisition Partners I LLC
4.35%, 06/15/2041 - 144A	758,000	797,509
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	400,000	397,704
Orange SA
2.75%, 09/14/2016	350,000	363,341
8.75%, 03/01/2031	430,000	614,922
Qwest Corp.
6.75%, 12/01/2021	800,000	893,168
Telecom Italia Capital SA
6.18%, 06/18/2014	183,000	186,294
Telefonica Emisiones SAU
5.46%, 02/16/2021	91,000	98,585
6.22%, 07/03/2017	650,000	741,629
6.42%, 06/20/2016 (A)	380,000	423,844
Verizon Communications, Inc.
2.50%, 09/15/2016	80,000	82,771
4.50%, 09/15/2020	476,000	512,694

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
6.10%, 04/15/2018 (A)	$ 411,000	$ 477,979
6.40%, 09/15/2033	380,000	445,240
Verizon Global Funding Corp.
5.85%, 09/15/2035	175,000	193,913
Verizon Pennsylvania LLC
8.35%, 12/15/2030	240,000	294,213
Electric Utilities - 1.8%
AEP Texas Central Co.
Series E
6.65%, 02/15/2033	100,000	120,462
Alabama Power Co.
5.88%, 12/01/2022	370,000	439,406
6.00%, 03/01/2039	248,000	300,424
6.13%, 05/15/2038	77,000	95,044
American Electric Power Co., Inc.
1.65%, 12/15/2017	83,000	82,138
Appalachian Power Co.
5.95%, 05/15/2033	50,000	54,054
6.38%, 04/01/2036 (A)	200,000	234,364
6.70%, 08/15/2037 (A)	425,000	519,284
Arizona Public Service Co.
4.50%, 04/01/2042	121,000	121,107
5.05%, 09/01/2041 (A)	303,000	325,456
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	180,000	217,357
8.88%, 11/15/2018	337,000	429,032
Comision Federal de Electricidad
4.88%, 05/26/2021 - 144A (A)	261,000	268,830
DTE Electric Co.
2.65%, 06/15/2022	68,000	65,683
3.95%, 06/15/2042	101,000	94,229
Duke Energy Carolinas LLC
4.30%, 06/15/2020	156,000	171,869
6.00%, 01/15/2038	133,000	162,633
6.45%, 10/15/2032	100,000	123,395
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	200,000	213,115
Duke Energy Progress, Inc.
3.00%, 09/15/2021	610,000	613,889
5.30%, 01/15/2019 (A)	80,000	92,220
Enel Finance International NV
5.13%, 10/07/2019 - 144A	450,000	488,916
Florida Power & Light Co.
5.13%, 06/01/2041	112,000	125,325
5.95%, 10/01/2033 (A)	425,000	517,122
Great Plains Energy, Inc.
4.85%, 06/01/2021	26,000	27,960
Hydro-Quebec
8.40%, 01/15/2022	420,000	556,597
9.40%, 02/01/2021	100,000	135,801
Indiana Michigan Power Co.
7.00%, 03/15/2019	338,000	408,977
Jersey Central Power & Light Co.
7.35%, 02/01/2019 (A)	330,000	398,831
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	489,837	499,184
Kansas City Power & Light Co.
5.30%, 10/01/2041	1,040,000	1,111,761
Massachusetts Electric Co.
5.90%, 11/15/2039 - 144A	55,000	64,577
Nevada Power Co.
5.38%, 09/15/2040	52,000	58,804
5.45%, 05/15/2041	400,000	459,050
6.50%, 08/01/2018	410,000	490,067
7.13%, 03/15/2019 (A)	100,000	122,994

	Principal	Value
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/2015	$ 78,000	$ 78,451
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 - 144A	50,000	55,737
NiSource Finance Corp.
5.80%, 02/01/2042	600,000	660,388
6.80%, 01/15/2019 (A)	604,000	721,392
Northern States Power Co.
5.35%, 11/01/2039	19,000	21,686
6.25%, 06/01/2036	100,000	125,725
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	775,000	921,566
7.00%, 09/01/2022	175,000	213,548
Pacific Gas & Electric Co.
2.45%, 08/15/2022 (A)	181,000	169,570
3.25%, 09/15/2021 (A)	159,000	159,789
4.45%, 04/15/2042 (A)	167,000	161,160
4.50%, 12/15/2041	540,000	525,411
5.40%, 01/15/2040	42,000	45,952
6.05%, 03/01/2034	60,000	70,673
8.25%, 10/15/2018	395,000	499,265
PacifiCorp
5.50%, 01/15/2019	125,000	144,817
5.65%, 07/15/2018	100,000	116,202
6.25%, 10/15/2037	360,000	449,727
Pennsylvania Electric Co.
6.05%, 09/01/2017	150,000	167,212
PPL Capital Funding, Inc.
4.20%, 06/15/2022	165,000	169,377
PPL Electric Utilities Corp.
2.50%, 09/01/2022	100,000	94,673
PPL Energy Supply LLC
4.60%, 12/15/2021 (A)	299,000	296,732
Progress Energy, Inc.
4.88%, 12/01/2019	200,000	222,866
6.00%, 12/01/2039	50,000	59,038
7.75%, 03/01/2031	150,000	200,651
Public Service Co. of Colorado
2.25%, 09/15/2022	137,000	127,804
3.20%, 11/15/2020	56,000	57,111
Public Service Co. of New Hampshire
3.50%, 11/01/2023	60,000	60,414
Public Service Co. of Oklahoma
5.15%, 12/01/2019	133,000	149,021
Public Service Electric & Gas Co.
2.70%, 05/01/2015	150,000	154,203
Public Service Electric & Gas Co., Series MTN
3.65%, 09/01/2042 (A)	288,000	255,456
5.38%, 11/01/2039	28,000	32,018
Southern California Edison Co.
3.90%, 12/01/2041	660,000	609,897
5.50%, 03/15/2040	130,000	150,414
6.65%, 04/01/2029	300,000	373,467
Southwestern Public Service Co.
8.75%, 12/01/2018	405,000	519,579
Virginia Electric and Power Co.
2.95%, 01/15/2022	157,000	155,725
Wisconsin Electric Power Co.
2.95%, 09/15/2021	26,000	26,148
3.65%, 12/15/2042	144,000	126,994
Xcel Energy, Inc.
4.70%, 05/15/2020	50,000	55,993
4.80%, 09/15/2041 (A)	116,000	119,159

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Electronic Equipment & Instruments - 0.1%
Arrow Electronics, Inc.
3.38%, 11/01/2015	$ 75,000	$ 77,785
6.00%, 04/01/2020	385,000	430,257
6.88%, 06/01/2018	92,000	105,796
Energy Equipment & Services - 0.6%
ANR Pipeline Co.
9.63%, 11/01/2021	200,000	275,261
Cameron International Corp.
4.00%, 12/15/2023	85,000	84,889
Halliburton Co.
6.15%, 09/15/2019	70,000	83,756
7.60%, 08/15/2096 - 144A	160,000	225,434
Nabors Industries, Inc.
4.63%, 09/15/2021	450,000	461,276
6.15%, 02/15/2018	205,000	232,769
Noble Holding International, Ltd.
3.95%, 03/15/2022 (A)	87,000	85,952
5.25%, 03/15/2042	253,000	245,604
Schlumberger Investment SA
3.30%, 09/14/2021 - 144A	344,000	350,127
3.65%, 12/01/2023	164,000	165,538
Spectra Energy Capital LLC
6.20%, 04/15/2018	325,000	371,797
7.50%, 09/15/2038	125,000	148,869
8.00%, 10/01/2019	490,000	595,018
Texas Eastern Transmission, LP
2.80%, 10/15/2022 - 144A	462,000	425,274
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022 (A)	250,000	234,486
6.50%, 08/15/2018	175,000	208,369
7.13%, 01/15/2019 (A)	400,000	488,940
Transocean, Inc.
6.38%, 12/15/2021	161,000	179,485
6.50%, 11/15/2020	500,000	567,755
7.35%, 12/15/2041	124,000	150,307
7.50%, 04/15/2031	200,000	233,931
Weatherford International, Ltd.
5.95%, 04/15/2042 (A)	105,000	107,528
6.75%, 09/15/2040	130,000	144,655
9.88%, 03/01/2039	655,000	940,084
Food & Staples Retailing - 0.2%
CVS Caremark Corp.
4.13%, 05/15/2021	100,000	106,188
Kroger Co.
2.20%, 01/15/2017	123,000	125,827
3.40%, 04/15/2022	700,000	690,813
5.40%, 07/15/2040	51,000	53,556
6.15%, 01/15/2020	300,000	356,364
7.50%, 04/01/2031	100,000	126,229
8.00%, 09/15/2029	175,000	229,255
Walgreen Co.
3.10%, 09/15/2022 (A)	516,000	496,445
Food Products - 0.3%
Bunge, Ltd. Finance Corp.
8.50%, 06/15/2019	310,000	386,752
Cargill, Inc.
3.30%, 03/01/2022 - 144A (A)	560,000	551,562
6.00%, 11/27/2017 - 144A	220,000	254,494
7.35%, 03/06/2019 - 144A	250,000	305,736
ConAgra Foods, Inc.
2.10%, 03/15/2018	200,000	200,495
Kraft Foods Group, Inc.
5.38%, 02/10/2020	318,000	363,473
6.13%, 08/23/2018	225,000	263,709
6.88%, 01/26/2039	196,000	247,951
Mondelez International, Inc.
4.00%, 02/01/2024 (A)	500,000	506,214

	Principal	Value
Gas Utilities - 0.3%
AGL Capital Corp.
3.50%, 09/15/2021	$ 601,000	$ 610,936
5.25%, 08/15/2019	100,000	113,415
5.88%, 03/15/2041	109,000	126,400
6.38%, 07/15/2016	300,000	334,206
Atmos Energy Corp.
4.95%, 10/15/2014	200,000	206,002
8.50%, 03/15/2019	44,000	56,795
Boston Gas Co.
4.49%, 02/15/2042 - 144A (A)	330,000	325,482
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	352,000	383,368
6.13%, 11/01/2017	630,000	725,108
Health Care Providers & Services - 0.2%
Aetna, Inc.
4.50%, 05/15/2042 (A)	153,000	149,304
6.75%, 12/15/2037	305,000	387,697
Medco Health Solutions, Inc.
2.75%, 09/15/2015	140,000	144,567
7.13%, 03/15/2018	250,000	298,825
UnitedHealth Group, Inc.
3.38%, 11/15/2021	412,000	416,628
WellPoint, Inc.
3.13%, 05/15/2022	492,000	471,434
3.30%, 01/15/2023	105,000	100,542
4.63%, 05/15/2042	400,000	379,478
4.65%, 01/15/2043	38,000	36,401
Household Durables - 0.0% (F)
Newell Rubbermaid, Inc.
4.70%, 08/15/2020	183,000	197,525
Household Products - 0.0% (F)
Kimberly-Clark Corp.
2.40%, 03/01/2022	68,000	64,925
Independent Power Producers & Energy Traders - 0.2%
Exelon Generation Co., LLC
4.00%, 10/01/2020	600,000	609,211
5.75%, 10/01/2041	86,000	85,590
PSEG Power LLC
4.15%, 09/15/2021	417,000	432,538
5.13%, 04/15/2020	151,000	167,329
5.32%, 09/15/2016 (A)	800,000	879,186
5.50%, 12/01/2015	100,000	108,086
Southern Power Co.
5.15%, 09/15/2041	360,000	373,296
Industrial Conglomerates - 0.1%
Danaher Corp.
3.90%, 06/23/2021	261,000	277,092
Koninklijke Philips NV
3.75%, 03/15/2022	606,000	623,695
7.20%, 06/01/2026	500,000	609,037
Insurance - 1.0%
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 - 144A	800,000	1,015,923
Allstate Corp.
5.00%, 08/15/2014	70,000	71,730
Aon Corp.
3.13%, 05/27/2016	235,000	247,071
3.50%, 09/30/2015	46,000	47,942
6.25%, 09/30/2040	83,000	99,370
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	268,000	253,708
5.75%, 01/15/2040 (A)	100,000	113,941
CNA Financial Corp.
5.85%, 12/15/2014	200,000	208,871
5.88%, 08/15/2020	282,000	326,539

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Insurance (continued)
Jackson National Life Global Funding
4.70%, 06/01/2018 - 144A	$ 1,400,000	$ 1,514,250
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 - 144A (A)	200,000	214,600
Lincoln National Corp.
4.20%, 03/15/2022	53,000	55,158
4.85%, 06/24/2021	58,000	63,428
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 - 144A (A)	297,000	321,892
Metropolitan Life Global Funding I
3.65%, 06/14/2018 - 144A	520,000	553,243
3.88%, 04/11/2022 - 144A	720,000	746,010
Nationwide Mutual Insurance Co.
6.60%, 04/15/2034 - 144A	260,000	264,875
9.38%, 08/15/2039 - 144A	625,000	910,308
Pacific Life Global Funding, Series MTN
5.00%, 05/15/2017 - 144A	100,000	104,719
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	750,000	1,088,203
Pricoa Global Funding I
1.60%, 05/29/2018 - 144A	154,000	151,547
Principal Life Global Funding II
1.00%, 12/11/2015 - 144A	145,000	145,479
2.25%, 10/15/2018 - 144A	800,000	802,234
Prudential Insurance Co. of America
8.30%, 07/01/2025 - 144A	900,000	1,172,673
Travelers Property Casualty Corp.
7.75%, 04/15/2026	450,000	588,265
Internet Software & Services - 0.1%
eBay, Inc.
2.60%, 07/15/2022 (A)	117,000	109,229
3.25%, 10/15/2020	420,000	430,657
4.00%, 07/15/2042	133,000	112,852
IT Services - 0.3%
HP Enterprise Services LLC
7.45%, 10/15/2029	500,000	597,694
International Business Machines Corp.
1.25%, 02/06/2017	315,000	317,789
1.63%, 05/15/2020	977,000	928,337
4.00%, 06/20/2042 (A)	169,000	154,917
7.00%, 10/30/2025	508,000	657,040
Xerox Corp.
4.50%, 05/15/2021	80,000	83,912
5.63%, 12/15/2019	535,000	603,000
6.75%, 02/01/2017	330,000	375,977
8.25%, 05/15/2014	90,000	91,829
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	176,000	175,739
4.15%, 02/01/2024	435,000	442,227
Machinery - 0.1%
Caterpillar, Inc.
1.50%, 06/26/2017	115,000	115,989
2.60%, 06/26/2022	123,000	117,466
7.90%, 12/15/2018	250,000	319,105
Deere & Co.
2.60%, 06/08/2022	119,000	114,349
3.90%, 06/09/2042	107,000	97,664
Illinois Tool Works, Inc.
3.90%, 09/01/2042	624,000	561,880
Media - 1.0%
21st Century Fox America, Inc.
6.20%, 12/15/2034	250,000	286,654
6.65%, 11/15/2037	200,000	240,717

	Principal	Value
Media (continued)
21st Century Fox America, Inc. (continued)
7.25%, 05/18/2018	$ 155,000	$ 188,782
7.30%, 04/30/2028	130,000	161,608
7.70%, 10/30/2025	300,000	383,089
8.88%, 04/26/2023	200,000	261,621
CBS Corp.
4.85%, 07/01/2042	320,000	302,366
5.50%, 05/15/2033	150,000	154,057
5.75%, 04/15/2020	63,000	71,631
7.88%, 07/30/2030	130,000	167,268
8.88%, 05/15/2019	100,000	129,170
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414,000	569,130
Comcast Corp.
6.50%, 11/15/2035	100,000	120,900
7.05%, 03/15/2033	1,300,000	1,656,634
COX Communications, Inc.
5.45%, 12/15/2014	16,000	16,664
COX Enterprises, Inc.
7.38%, 07/15/2027 - 144A	200,000	240,272
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.
3.80%, 03/15/2022 (A)	500,000	488,178
4.60%, 02/15/2021 (A)	400,000	421,190
6.00%, 08/15/2040	700,000	716,517
6.38%, 03/01/2041	240,000	256,523
Discovery Communications LLC
4.38%, 06/15/2021	344,000	363,927
Historic TW, Inc.
9.15%, 02/01/2023	200,000	271,942
NBCUniversal Media LLC
5.95%, 04/01/2041	210,000	237,611
TCI Communications, Inc.
7.13%, 02/15/2028	100,000	125,937
Thomson Reuters Corp.
3.95%, 09/30/2021	1,005,000	1,018,509
4.70%, 10/15/2019	75,000	81,886
Time Warner Cable, Inc.
6.55%, 05/01/2037	700,000	672,197
6.75%, 07/01/2018	40,000	45,199
7.30%, 07/01/2038	90,000	93,300
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	250,000	289,014
Time Warner, Inc.
4.75%, 03/29/2021	140,000	153,617
6.25%, 03/29/2041	37,000	42,531
6.50%, 11/15/2036	50,000	58,360
7.63%, 04/15/2031	300,000	391,570
7.70%, 05/01/2032	100,000	132,423
Viacom, Inc.
3.88%, 12/15/2021	606,000	618,311
Metals & Mining - 0.3%
BHP Billiton Finance USA, Ltd.
2.05%, 09/30/2018 (A)	82,000	82,812
3.25%, 11/21/2021	670,000	682,147
4.13%, 02/24/2042	300,000	273,564
6.50%, 04/01/2019	270,000	326,480
Freeport-McMoRan Copper & Gold, Inc.
3.10%, 03/15/2020	150,000	148,049
3.88%, 03/15/2023 (A)	100,000	95,758
Nucor Corp.
4.00%, 08/01/2023 (A)	63,000	62,922
Placer Dome, Inc.
6.45%, 10/15/2035	399,000	393,271
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020	80,000	81,996
3.75%, 09/20/2021	941,000	968,945

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.
6.50%, 05/01/2018	$ 180,000	$ 211,420
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/2040	154,000	183,044
Consumers Energy Co.
2.85%, 05/15/2022	121,000	118,840
6.70%, 09/15/2019	100,000	122,582
Delmarva Power & Light Co.
4.00%, 06/01/2042	294,000	274,865
Dominion Resources, Inc.
4.90%, 08/01/2041	103,000	103,401
5.25%, 08/01/2033	500,000	543,956
6.00%, 11/30/2017	450,000	517,106
6.40%, 06/15/2018	170,000	199,634
DTE Energy Co.
3.85%, 12/01/2023	152,000	153,909
MidAmerican Energy Holdings Co.
3.75%, 11/15/2023 - 144A	780,000	775,807
6.13%, 04/01/2036	310,000	365,439
San Diego Gas & Electric Co.
6.00%, 06/01/2026	320,000	393,508
Sempra Energy
6.00%, 10/15/2039 (A)	150,000	174,584
9.80%, 02/15/2019	764,000	1,016,712
Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
5.13%, 01/15/2042	100,000	101,491
6.90%, 04/01/2029	200,000	241,321
7.45%, 07/15/2017	240,000	280,525
Nordstrom, Inc.
4.00%, 10/15/2021	301,000	317,536
Oil, Gas & Consumable Fuels - 1.6%
Alberta Energy Co., Ltd.
7.38%, 11/01/2031	500,000	605,026
Anadarko Finance Co.
7.50%, 05/01/2031	530,000	669,427
Anadarko Holding Co.
7.15%, 05/15/2028 (A)	552,000	667,869
Anadarko Petroleum Corp.
8.70%, 03/15/2019	150,000	191,400
Apache Corp.
3.25%, 04/15/2022	111,000	111,729
4.75%, 04/15/2043	268,000	266,971
6.90%, 09/15/2018	180,000	218,691
BG Energy Capital PLC
5.13%, 10/15/2041 - 144A	200,000	212,193
BP Capital Markets PLC
1.85%, 05/05/2017	429,000	437,112
3.25%, 05/06/2022	462,000	457,008
4.74%, 03/11/2021 (A)	100,000	110,485
Burlington Resources Finance Co.
7.40%, 12/01/2031	290,000	395,612
Canadian Natural Resources, Ltd.
6.45%, 06/30/2033	150,000	174,262
Cenovus Energy, Inc.
3.00%, 08/15/2022	91,000	86,468
4.45%, 09/15/2042	223,000	205,255
Chevron Corp.
2.43%, 06/24/2020	78,000	77,863
3.19%, 06/24/2023	47,000	46,417
CNOOC Finance, Ltd.
1.13%, 05/09/2016	200,000	199,623
3.00%, 05/09/2023	254,000	225,468
ConocoPhillips
6.00%, 01/15/2020	105,000	125,587
6.65%, 07/15/2018	350,000	420,750

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.
4.75%, 05/15/2042	$ 224,000	$ 214,442
6.30%, 01/15/2019	600,000	711,965
EnCana Corp.
6.50%, 05/15/2019	150,000	177,316
ENI SpA
5.70%, 10/01/2040 - 144A	900,000	909,303
EOG Resources, Inc.
2.63%, 03/15/2023	236,000	220,783
4.10%, 02/01/2021	300,000	321,335
Hess Corp.
7.88%, 10/01/2029	620,000	818,671
Kerr-McGee Corp.
7.88%, 09/15/2031	300,000	383,912
Occidental Petroleum Corp.
1.75%, 02/15/2017	208,000	212,138
2.70%, 02/15/2023 (A)	882,000	830,020
Petro-Canada
5.35%, 07/15/2033	100,000	105,674
6.05%, 05/15/2018 (A)	312,000	362,342
7.88%, 06/15/2026	100,000	133,651
Petrobras Global Finance BV
4.38%, 05/20/2023 (A)	280,000	246,725
Petrobras International Finance Co.
5.38%, 01/27/2021	400,000	394,950
Petroleos Mexicanos
4.88%, 01/18/2024 - 144A (A)	81,000	80,615
6.38%, 01/23/2045 - 144A (A)	228,000	228,021
Phillips 66
2.95%, 05/01/2017	161,000	168,402
4.30%, 04/01/2022	130,000	135,482
Shell International Finance BV
4.30%, 09/22/2019	300,000	334,420
4.38%, 03/25/2020	410,000	455,790
6.38%, 12/15/2038	100,000	126,575
Statoil ASA
3.15%, 01/23/2022 (A)	313,000	313,968
4.25%, 11/23/2041	236,000	225,811
5.25%, 04/15/2019 (A)	630,000	725,929
Suncor Energy, Inc.
5.95%, 12/01/2034	400,000	452,476
6.10%, 06/01/2018	250,000	291,705
Talisman Energy, Inc.
7.75%, 06/01/2019	385,000	466,159
Tosco Corp.
7.80%, 01/01/2027	160,000	219,529
8.13%, 02/15/2030 (A)	230,000	327,315
Total Capital International SA
0.75%, 01/25/2016	102,000	102,501
1.55%, 06/28/2017	187,000	189,233
2.88%, 02/17/2022	688,000	672,947
Total Capital SA
4.13%, 01/28/2021	82,000	88,168
Pharmaceuticals - 0.1%
Actavis, Inc.
3.25%, 10/01/2022	162,000	153,912
Novartis Capital Corp.
2.40%, 09/21/2022	360,000	338,540
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	830,000	825,206
Real Estate Investment Trusts - 0.4%
CommonWealth REIT
5.88%, 09/15/2020 (A)	400,000	417,264
6.65%, 01/15/2018	215,000	235,791

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Real Estate Investment Trusts (continued)
Duke Realty, LP
3.88%, 02/15/2021	$ 168,000	$ 167,656
ERP Operating, LP
4.63%, 12/15/2021	479,000	514,211
5.75%, 06/15/2017	120,000	135,769
HCP, Inc.
3.75%, 02/01/2019 (A)	232,000	244,819
5.38%, 02/01/2021	105,000	116,428
Simon Property Group, LP
4.38%, 03/01/2021 (A)	210,000	226,679
5.65%, 02/01/2020 (A)	247,000	286,266
6.75%, 05/15/2014	50,000	50,076
10.35%, 04/01/2019	220,000	299,672
WEA Finance LLC / WT Finance AUST Pty, Ltd.
3.38%, 10/03/2022 - 144A	363,000	352,587
6.75%, 09/02/2019 - 144A	840,000	1,004,552
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021	176,000	178,684
3.60%, 09/01/2020	125,000	130,836
4.70%, 10/01/2019 (A)	75,000	83,789
5.75%, 05/01/2040	500,000	571,711
7.29%, 06/01/2036	90,000	116,308
Canadian National Railway Co.
5.85%, 11/15/2017	180,000	207,714
CSX Corp.
4.25%, 06/01/2021	65,000	69,659
7.38%, 02/01/2019	350,000	432,957
7.90%, 05/01/2017	400,000	476,973
Norfolk Southern Corp.
3.25%, 12/01/2021	166,000	165,816
6.00%, 03/15/2105	160,000	180,468
Ryder System, Inc., Series MTN
2.50%, 03/01/2017	440,000	450,213
3.60%, 03/01/2016 (A)	132,000	137,883
Union Pacific Corp.
2.95%, 01/15/2023	43,000	41,178
4.16%, 07/15/2022	306,000	324,926
4.30%, 06/15/2042 (A)	148,000	141,131
4.82%, 02/01/2044	307,000	315,742
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
3.30%, 10/01/2021	586,000	596,090
4.80%, 10/01/2041	535,000	540,375
National Semiconductor Corp.
6.60%, 06/15/2017	200,000	234,311
Software - 0.2%
Intuit, Inc.
5.75%, 03/15/2017	70,000	79,099
Microsoft Corp.
3.63%, 12/15/2023 (A)	311,000	316,801
4.50%, 10/01/2040	70,000	69,202
Oracle Corp.
2.38%, 01/15/2019	182,000	185,398
5.00%, 07/08/2019	100,000	114,207
5.38%, 07/15/2040	123,000	136,205
6.13%, 07/08/2039	731,000	881,607
6.50%, 04/15/2038	200,000	252,905
Specialty Retail - 0.2%
Gap, Inc.
5.95%, 04/12/2021	913,000	1,021,020
Lowe’s Cos., Inc.
4.65%, 04/15/2042	443,000	441,310
5.13%, 11/15/2041	189,000	202,112
5.50%, 10/15/2035	140,000	154,634

	Principal	Value
Specialty Retail (continued)
Lowe’s Cos., Inc., Series MTN
7.11%, 05/15/2037	$ 120,000	$ 154,516
Transportation Infrastructure - 0.0% (F)
Penske Truck Leasing Co., LP / PTL Finance Corp.
4.88%, 07/11/2022 - 144A	500,000	524,987
Water Utilities - 0.0% (F)
American Water Capital Corp.
3.85%, 03/01/2024	300,000	300,845
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
2.38%, 09/08/2016	421,000	434,673
3.13%, 07/16/2022	236,000	218,656
Crown Castle Towers LLC
3.21%, 08/15/2035 - 144A	290,000	295,471
Rogers Communications, Inc.
4.10%, 10/01/2023 (A)	213,000	218,189
5.45%, 10/01/2043	95,000	100,288
Vodafone Group PLC
1.63%, 03/20/2017 (A)	470,000	474,512
5.45%, 06/10/2019 (A)	75,000	86,264

Total Corporate Debt Securities (cost $207,552,053)		218,314,781

CONVERTIBLE BOND - 0.0% (F)
Consumer Finance - 0.0% (F)
American Express Credit Corp., Series MTN
2.38%, 03/24/2017	277,000	286,117

Total Convertible Bond (cost $276,518)		286,117

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (D)	59,227,260	59,227,260

Total Securities Lending Collateral (cost $59,227,260)		59,227,260

	Principal	Value
REPURCHASE AGREEMENT - 5.3%
State Street Bank & Trust Co. 0.01% (D), dated 01/31/2014, to be repurchased at $58,046,521 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $59,209,463.	$58,046,473	58,046,473

Total Repurchase Agreement (cost $58,046,473)		58,046,473

Total Investment Securities (cost $1,128,996,353) (G)		1,157,100,414
Other Assets and Liabilities - Net - (5.1)%		(56,256,208)

Net Assets - 100.0%		$1,100,844,206

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$155,512,331	$—	$155,512,331
U.S. Government Agency Obligations	—	456,309,053	—	456,309,053
Foreign Government Obligations	—	36,038,690	—	36,038,690
Mortgage-Backed Securities	—	131,692,169	—	131,692,169
Asset-Backed Securities	—	37,021,861	—	37,021,861
Municipal Government Obligations	—	4,651,679	—	4,651,679
Corporate Debt Securities	—	218,314,781	—	218,314,781
Convertible Bond	—	286,117	—	286,117
Securities Lending Collateral	59,227,260	—	—	59,227,260
Repurchase Agreement	—	58,046,473	—	58,046,473

Total Investment Securities	$59,227,260	$1,097,873,154	$—	$1,157,100,414

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $58,021,158. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of January 31, 2014.
(C)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of January 31, 2014. Maturity date disclosed is the ultimate maturity date.
(D)	Rate shown reflects the yield at January 31, 2014.
(E)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(F)	Percentage rounds to less than 0.1%.
(G)	Aggregate cost for federal income tax purposes is $1,128,996,353. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $36,693,969 and $8,589,908, respectively. Net unrealized appreciation for tax purposes is $28,104,061.
(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities aggregated $124,970,639, or 11.35% of the fund’s net assets.
IO	Interest only portion of a STRIP (Separate Trading of Registered Interest and Principal Security) Security
MTN	Medium Term Note
PO	Principal only portion of a STRIP (Separate Trading of Registered Interest and Principal Security) Security
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
PREFERRED STOCKS - 1.9%
Brazil - 1.3%
Lojas Americanas SA, 0.73% (A)	1,234,334	$ 7,518,786
Telefonica Brasil SA, 8.08% (A)	600	11,404
Colombia - 0.6%
Banco Davivienda SA, 2.62% (A)	210,531	2,234,887
Cementos Argos SA, 2.68% (A)	302,137	1,293,422

Total Preferred Stocks (cost $12,722,666)		11,058,499

COMMON STOCKS - 94.5%
Brazil - 9.2%
AMBEV SA - ADR	272,510	1,782,215
B2W Cia Digital (B)	186,416	1,799,079
Banco Bradesco SA - ADR	365,069	3,844,177
BM&FBovespa SA	2,006,346	7,973,007
Cyrela Brazil Realty SA Empreendimentos e Participacoes - Class A	98,500	582,857
Diagnosticos da America SA	440,400	2,711,838
Embraer SA - ADR (C)	154,420	4,739,150
Estacio Participacoes SA	648,400	5,027,065
Kroton Educacional SA	323,653	4,946,161
MRV Engenharia e Participacoes SA	160,200	547,664
Natura Cosmeticos SA	348,800	5,675,904
Petroleo Brasileiro SA - Class A ADR (B) (C)	715,000	8,508,500
SUL America SA	450,966	2,485,382
Telefonica Brasil SA - ADR (C)	108,860	2,068,340
Chile - 0.8%
Cencosud SA	1,676,827	4,739,870
China - 8.7%
Baidu, Inc. - ADR (B)	186,530	29,191,945
Ctrip.com International, Ltd. - ADR (B)	121,760	4,810,738
Home Inns & Hotels Management, Inc. - ADR (B) (C)	68,650	2,354,008
Mindray Medical International, Ltd. - ADR (C)	46,070	1,614,293
New Oriental Education & Technology Group, Inc. - ADR (C)	309,080	9,068,407
Youku Tudou, Inc. - ADR (B)	103,690	3,002,862
Colombia - 0.9%
Almacenes Exito SA	197,478	2,595,914
Bancolombia SA - ADR (C)	59,810	2,628,051
Denmark - 1.9%
Carlsberg A/S - Class B	108,201	10,541,598
Egypt - 0.6%
Commercial International Bank Egypt SAE	728,798	3,537,392
France - 2.4%
LVMH Moet Hennessy Louis Vuitton SA	35,680	6,359,269
Pernod Ricard SA	70,410	7,562,769
Hong Kong - 15.8%
AIA Group, Ltd.	1,271,600	5,877,897
China Life Insurance Co., Ltd. - Class H	12,000	32,662
China Oilfield Services, Ltd. - Class H	662,000	1,762,567
CNOOC, Ltd.	4,938,000	7,670,261
Hang Lung Group, Ltd.	668,750	3,045,979
Hang Lung Properties, Ltd. (C)	3,086,549	8,650,768
Hong Kong Exchanges and Clearing, Ltd.	268,605	4,218,528
Prada SpA (C)	1,383,400	10,148,981
Shandong Weigao Group Medical Polymer Co., Ltd. - Class H (C)	2,841,000	3,348,722
Sinopharm Group Co., Ltd. - Class H (C) (D)	1,522,600	4,274,330

	Shares	Value
Hong Kong (continued)
Soho China, Ltd.	4,374,500	$ 3,481,460
Tencent Holdings, Ltd.	311,000	21,784,112
Tingyi Cayman Islands Holding Corp. (C)	3,547,000	9,176,959
Tsingtao Brewery Co., Ltd. - Class H (C)	248,000	1,817,400
Want Want China Holdings, Ltd. (C)	3,885,000	5,230,918
India - 13.0%
Ambuja Cements, Ltd.	986,004	2,516,352
Apollo Hospitals Enterprise, Ltd.	190,438	2,871,084
Asian Paints, Ltd.	362,571	2,737,149
Cipla, Ltd.	502,042	3,287,652
Colgate-Palmolive India, Ltd.	120,045	2,500,530
DLF, Ltd.	1,173,173	2,576,468
HDFC Bank, Ltd. - ADR	135,370	4,235,727
Hindustan Unilever, Ltd.	125,251	1,139,463
Housing Development Finance Corp.	1,063,211	13,678,946
ICICI Bank, Ltd. - ADR (C)	220,460	7,092,198
Infosys, Ltd.	235,630	13,886,206
Marico Kaya Enterprises, Ltd. (B) (D) (E)	8,636	526
Marico, Ltd.	435,211	1,482,656
Tata Consultancy Services, Ltd.	161,707	5,757,884
Ultratech Cement, Ltd.	158,231	4,328,592
Zee Entertainment Enterprises, Ltd.	1,544,453	6,579,116
Indonesia - 2.6%
Astra International PT	15,526,500	8,169,123
Indocement Tunggal Prakarsa Tbk PT	1,583,000	2,906,690
Semen Indonesia Persero Tbk PT	2,115,500	2,457,740
Unilever Indonesia PT	526,500	1,237,382
Italy - 0.3%
Salvatore Ferragamo SpA - Class A	55,985	1,735,150
Korea, Republic of - 1.6%
NAVER Corp. (D)	10,331	6,518,392
Shinsegae Co., Ltd.	11,498	2,454,984
Luxembourg - 1.7%
Tenaris SA - ADR	215,210	9,572,541
Malaysia - 1.5%
Genting Bhd	2,679,300	8,338,050
Mexico - 5.5%
America Movil SAB de CV - Series L ADR (C)	520,830	11,072,846
Fomento Economico Mexicano SAB de CV (C)	861,945	7,796,432
Grupo Financiero Banorte SAB de CV -Class O	277,296	1,750,361
Grupo Financiero Inbursa SAB de CV -Class O	1,356,970	3,383,801
Grupo Televisa SAB - ADR	259,440	7,539,326
Netherlands - 0.4%
Heineken NV	38,463	2,347,864
Philippines - 2.0%
Jollibee Foods Corp.	839,230	2,806,979
SM Investments Corp.	277,712	4,295,624
SM Prime Holdings, Inc.	11,942,163	4,077,990
Russian Federation - 2.5%
Alrosa AO	2,906,231	2,179,673
Magnit OJSC (E)	51,151	12,209,629
Singapore - 1.3%
CapitaMalls Asia, Ltd. (C)	1,667,000	2,291,747
Jardine Strategic Holdings, Ltd.	164,000	5,322,869
South Africa - 1.1%
MTN Group, Ltd.	343,952	6,113,223
Switzerland - 1.1%
CIE Financiere Richemont SA	69,535	6,453,836

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
Taiwan - 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,550,459	$ 12,225,837
Thailand - 1.1%
Airports of Thailand PCL	129,400	672,284
Bangkok Dusit Medical Services PCL - Class F	12,800	45,756
CP ALL PCL	4,477,900	5,324,374
Turkey - 2.6%
Anadolu Efes Biracilik Ve Malt Sanayii AS - Class B	311,972	3,160,291
BIM Birlesik Magazalar AS	141,214	2,411,245
Haci OMER Sabanci Holding AS	1,661,916	5,491,689
Turkiye Garanti Bankasi AS	973,144	2,565,663
Ulker Biskuvi Sanayi AS	229,242	1,409,565
United Kingdom - 10.2%
BG Group PLC	108,440	1,821,862
Diageo PLC	162,485	4,809,295
Eurasia Drilling Co., Ltd. - GDR, Reg S	67,104	2,321,799
Genel Energy PLC (B) (C)	171,070	2,764,410
Glencore Xstrata PLC (B)	2,170,320	11,506,110
NovaTek OAO - GDR, Reg S	117,300	14,322,330
Old Mutual PLC	548,051	1,555,150
SABMiller PLC	127,900	5,760,977
Tullow Oil PLC	563,320	7,320,354
Unilever PLC	156,938	6,034,390
United States - 3.6%
Almacenes Exito SA - GDR, 144A	183,500	2,366,104
Inretail Peru Corp. - 144A (B) (E)	74,610	1,109,264
MercadoLibre, Inc. (C)	43,770	4,223,367
Yandex NV - Class A (B)	351,750	12,926,813

Total Common Stocks (cost $533,520,564)		541,071,729

	Shares	Value
WARRANT - 0.1%
Malaysia - 0.1%
Genting Bhd (B) Expiration: 12/18/2018
Exercise Price: $7.96	572,950	$ 499,930

Total Warrant (cost $269,963)		499,930

SECURITIES LENDING COLLATERAL - 8.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (A)	48,766,409	48,766,409

Total Securities Lending Collateral (cost $48,766,409)		48,766,409

	Principal	Value
REPURCHASE AGREEMENT - 3.5%
State Street Bank & Trust Co. 0.01% (A), dated 01/31/2014, to be repurchased at $20,041,282 on 02/03/2014. Collateralized by U.S. Government Agency Obligations, 2.50% - 5.50%, due 04/01/2018 - 10/20/2027, and with a total value of $20,442,311.	$ 20,041,265	20,041,265

Total Repurchase Agreement (cost $20,041,265)		20,041,265

Total Investment Securities (cost $615,320,867) (F)		621,437,832
Other Assets and Liabilities - Net - (8.5)%		(48,763,413)

Net Assets - 100.0%		$ 572,674,419

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Internet Software & Services	12.5%	$77,647,491
Beverages	7.3	45,578,841
Oil, Gas & Consumable Fuels	6.8	42,407,717
Food & Staples Retailing	5.3	33,211,384
Commercial Banks	5.0	31,272,257
Textiles, Apparel & Luxury Goods	4.0	24,697,236
Real Estate Management & Development	3.9	24,124,412
Food Products	3.5	21,851,832
IT Services	3.2	19,644,090
Diversified Consumer Services	3.1	19,041,633
Diversified Financial Services	2.8	17,683,224
Wireless Telecommunication Services	2.8	17,186,069
Media	2.3	14,118,442
Hotels, Restaurants & Leisure	2.3	13,998,967
Metals & Mining	2.2	13,685,783
Thrifts & Mortgage Finance	2.2	13,678,946
Energy Equipment & Services	2.2	13,656,907
Construction Materials	2.2	13,502,796
Semiconductors & Semiconductor Equipment	2.0	12,225,837
Insurance	1.6	9,951,091
Health Care Providers & Services	1.6	9,903,008
Industrial Conglomerates	1.5	9,618,493
Automobiles	1.3	8,169,123
Multiline Retail	1.2	7,518,786
Personal Products	1.1	7,159,086
Internet & Catalog Retail	1.1	6,609,817
Health Care Equipment & Supplies	0.8	4,963,015
Household Products	0.8	4,877,375
Aerospace & Defense	0.8	4,739,150
Pharmaceuticals	0.5	3,287,652
Chemicals	0.4	2,737,149
Diversified Telecommunication Services	0.3	2,079,744
Household Durables	0.2	1,130,521
Transportation Infrastructure	0.1	672,284

Investment Securities, at Value	88.9	552,630,158
Short-Term Investments	11.1	68,807,674

Total Investments	100.0%	$621,437,832

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Preferred Stocks	$11,058,499	$—	$—	$11,058,499
Common Stocks
Brazil	52,691,339	—	—	52,691,339
Chile	4,739,870	—	—	4,739,870
China	50,042,253	—	—	50,042,253
Colombia	5,223,965	—	—	5,223,965
Denmark	—	10,541,598	—	10,541,598
Egypt	—	3,537,392	—	3,537,392
France	—	13,922,038	—	13,922,038
Hong Kong	—	90,521,544	—	90,521,544
India	11,327,925	63,342,098	526	74,670,549
Indonesia	—	14,770,935	—	14,770,935
Italy	—	1,735,150	—	1,735,150
Korea, Republic of	—	8,973,376	—	8,973,376
Luxembourg	9,572,541	—	—	9,572,541
Malaysia	—	8,338,050	—	8,338,050
Mexico	31,542,766	—	—	31,542,766
Netherlands	—	2,347,864	—	2,347,864
Philippines	—	11,180,593	—	11,180,593
Russian Federation	2,179,673	12,209,629	—	14,389,302
Singapore	—	7,614,616	—	7,614,616
South Africa	—	6,113,223	—	6,113,223
Switzerland	—	6,453,836	—	6,453,836
Taiwan	—	12,225,837	—	12,225,837
Thailand	—	6,042,414	—	6,042,414
Turkey	—	15,038,453	—	15,038,453
United Kingdom	—	58,216,677	—	58,216,677
United States	17,150,180	2,366,104	1,109,264	20,625,548
Warrant	—	499,930	—	499,930
Securities Lending Collateral	48,766,409	—	—	48,766,409
Repurchase Agreement	—	20,041,265	—	20,041,265

Total Investment Securities	$244,295,420	$376,032,622	$1,109,790	$621,437,832

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases (H)	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (I)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2014 (J)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014 (I)
Common Stocks	$ 1,061,041	$ 110,685	$ —	$ —	$ —	$ (61,936)	$ —	$ —	$ 1,109,790	$ (61,936)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at January 31, 2014.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $47,047,784. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Illiquid. Total aggregate fair value of illiquid securities is $10,793,248, or 1.88% of the fund’s net assets.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $13,319,419, or 2.33% of the fund’s net assets.
(F)	Aggregate cost for federal income tax purposes is $615,320,867. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $58,337,796 and $52,220,831, respectively. Net unrealized appreciation for tax purposes is $6,116,965.
(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(H)	Purchases include all purchases of securities and securities received in corporate actions.
(I)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014 may be due to an investment no longer held or categorized as Level 3 at year end.
(J)	Level 3 securities were not considered significant to the fund.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities aggregated $3,475,368, or 0.61% of the fund’s net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Diversified Equity

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 5.3%
Boeing Co.	210,418	$ 26,356,959
Honeywell International, Inc.	201,050	18,341,791
United Technologies Corp.	237,692	27,101,642
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. - Class B	164,641	15,678,762
Automobiles - 0.5%
Ford Motor Co.	454,464	6,798,781
Beverages - 0.4%
Anheuser-Busch InBev NV - ADR	52,733	5,056,567
Biotechnology - 7.5%
Amgen, Inc.	262,994	31,283,136
Biogen IDEC, Inc. (A)	64,221	20,078,053
Celgene Corp. (A)	160,531	24,389,475
Gilead Sciences, Inc. (A)	328,249	26,473,282
Capital Markets - 0.4%
Waddell & Reed Financial, Inc. - Class A	79,109	5,127,845
Chemicals - 0.4%
Sherwin-Williams Co.	31,095	5,698,470
Commercial Services & Supplies - 0.8%
ADT Corp. (B)	104,853	3,149,784
Tyco International, Ltd.	196,653	7,962,480
Communications Equipment - 3.5%
Cisco Systems, Inc.	736,885	16,145,151
F5 Networks, Inc. - Class B (A)	70,938	7,590,366
QUALCOMM, Inc.	330,624	24,538,913
Computers & Peripherals - 6.4%
Apple, Inc.	68,471	34,276,583
NetApp, Inc.	566,872	24,001,360
SanDisk Corp.	212,487	14,778,471
Western Digital Corp.	158,958	13,697,411
Consumer Finance - 1.6%
American Express Co.	250,410	21,289,858
Diversified Financial Services - 2.5%
Bank of America Corp.	915,689	15,337,791
IntercontinentalExchange Group, Inc.	60,166	12,562,059
JPMorgan Chase & Co.	102,436	5,670,857
Electrical Equipment - 1.0%
Rockwell Automation, Inc. - Class B	116,692	13,400,909
Energy Equipment & Services - 1.3%
National Oilwell Varco, Inc.	145,215	10,892,577
Oceaneering International, Inc.	108,436	7,389,914
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	71,491	8,032,729
CVS Caremark Corp.	183,156	12,403,324
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. - Series C (B)	122,289	9,905,409
Health Care Equipment & Supplies - 4.1%
Becton Dickinson and Co.	122,777	13,274,649
CR Bard, Inc.	99,142	12,847,812
Medtronic, Inc.	283,049	16,009,251
Zimmer Holdings, Inc. - Class A	151,485	14,235,046
Health Care Providers & Services - 3.3%
Aetna, Inc.	157,464	10,759,515
Express Scripts Holding Co. (A)	210,022	15,686,543
HCA Holdings, Inc. (A)	93,813	4,715,980
McKesson Corp.	83,322	14,532,190

	Shares	Value
Hotels, Restaurants & Leisure - 3.5%
Chipotle Mexican Grill, Inc. - Class A (A)	11,227	$ 6,196,855
Starwood Hotels & Resorts Worldwide, Inc.	189,174	14,133,189
Wyndham Worldwide Corp.	229,069	16,250,155
Wynn Resorts, Ltd.	54,233	11,791,339
Household Durables - 0.9%
PulteGroup, Inc.	573,714	11,657,869
Industrial Conglomerates - 2.9%
3M Co.	147,723	18,936,611
Danaher Corp.	275,337	20,482,320
Internet & Catalog Retail - 2.5%
Amazon.com, Inc. (A)	26,405	9,471,209
Expedia, Inc.	56,476	3,669,810
HomeAway, Inc. (A)	155,008	6,333,627
priceline.com, Inc. (A)	12,731	14,575,595
Internet Software & Services - 8.8%
Facebook, Inc. - Class A (A)	409,057	25,594,697
Google, Inc. - Class A (A)	50,862	60,066,496
IAC/InterActiveCorp	271,262	18,999,190
LinkedIn Corp. - Class A (A)	36,468	7,848,278
Twitter, Inc. (A)	16,885	1,089,083
Yahoo! Inc. (A)	167,304	6,026,290
IT Services - 3.5%
Alliance Data Systems Corp. (A) (B)	48,991	11,741,183
Paychex, Inc.	203,588	8,514,050
Vantiv, Inc. - Class A (A) (B)	126,923	3,850,844
Visa, Inc. - Class A	111,749	24,074,087
Machinery - 2.8%
Dover Corp.	139,093	12,039,890
Illinois Tool Works, Inc. - Class A	123,007	9,701,562
Parker Hannifin Corp.	142,726	16,180,847
Media - 5.5%
Comcast Corp. - Class A	489,616	26,659,591
DIRECTV (A)	49,432	3,432,064
Discovery Communications, Inc. - Series A (A)	100,853	8,046,052
Omnicom Group, Inc.	193,499	14,044,158
Scripps Networks Interactive, Inc. - Class A	113,330	8,218,692
Twenty-First Century Fox, Inc. - Class A	466,615	14,847,689
Multiline Retail - 0.1%
Dollar Tree, Inc. (A)	39,144	1,977,555
Oil, Gas & Consumable Fuels - 1.6%
Apache Corp.	93,725	7,522,369
Cabot Oil & Gas Corp.	62,526	2,499,789
Valero Energy Corp.	219,608	11,221,969
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.	72,237	3,609,683
Eli Lilly & Co.	170,602	9,214,214
Johnson & Johnson	136,510	12,077,040
Merck & Co., Inc.	225,149	11,926,142
Semiconductors & Semiconductor Equipment - 3.7%
Altera Corp.	591,779	19,783,172
Microchip Technology, Inc. (B)	222,394	9,976,595
Skyworks Solutions, Inc. (A)	220,564	6,672,061
Xilinx, Inc.	290,096	13,466,256
Software - 12.8%
Check Point Software Technologies, Ltd. - Class A (A) (B)	322,365	21,092,342
Informatica Corp. (A)	162,248	6,548,329
Intuit, Inc.	133,288	9,763,346
Microsoft Corp.	1,825,219	69,084,539
NetSuite, Inc. (A) (B)	62,058	6,527,260
Oracle Corp.	1,107,722	40,874,942

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Diversified Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
Software (continued)
Red Hat, Inc. (A)	84,123	$ 4,752,950
Salesforce.com, Inc. (A)	221,496	13,407,153
Splunk, Inc. (A)	29,990	2,310,130
Specialty Retail - 5.5%
Buckle, Inc. (B)	50,184	2,224,155
Home Depot, Inc.	319,508	24,554,190
Lowe’s Cos., Inc.	522,565	24,189,534
O’Reilly Automotive, Inc. (A)	83,491	10,935,651
PetSmart, Inc. - Class A (B)	30,688	1,933,344
TJX Cos., Inc.	192,738	11,055,451
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc. (A) (B)	3,605	164,712
NIKE, Inc. - Class B	49,823	3,629,606

Total Common Stocks (cost $962,518,460)		1,354,939,496

SECURITIES LENDING COLLATERAL - 4.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (C)	62,762,903	62,762,903

Total Securities Lending Collateral (cost $62,762,903)		62,762,903

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.01% (C), dated 01/31/2014, to be repurchased at $3,545,997 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $3,617,644.	$ 3,545,994	3,545,994

Total Repurchase Agreement (cost $3,545,994)		3,545,994

Total Investment Securities (cost $1,028,827,357) (D)		1,421,248,393
Other Assets and Liabilities - Net - (4.2)%		(57,625,715)

Net Assets - 100.0%		$ 1,363,622,678

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Common Stocks	$1,354,939,496	$—	$—	$1,354,939,496
Securities Lending Collateral	62,762,903	—	—	62,762,903
Repurchase Agreement	—	3,545,994	—	3,545,994

Total Investment Securities	$1,417,702,399	$3,545,994	$—	$1,421,248,393

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $61,427,658. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at January 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $1,028,827,357. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $397,129,473 and $4,708,437, respectively. Net unrealized appreciation for tax purposes is $392,421,036.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 9.1%
General Dynamics Corp.	153,241	$ 15,524,846
Honeywell International, Inc.	395,100	36,044,973
Raytheon Co.	392,000	37,267,440
Airlines - 1.5%
Southwest Airlines Co.	714,000	14,958,300
Capital Markets - 4.0%
State Street Corp.	581,900	38,958,205
Chemicals - 2.6%
E.I. du Pont de Nemours & Co.	418,800	25,550,988
Commercial Banks - 8.4%
PNC Financial Services Group, Inc.	476,500	38,062,820
Wells Fargo & Co.	958,300	43,449,322
Construction Materials - 2.0%
CRH PLC - ADR	773,300	20,028,470
Consumer Finance - 5.0%
American Express Co.	401,800	34,161,036
Santander Consumer USA Holdings, Inc. (A)	581,600	14,906,408
Diversified Financial Services - 9.1%
Bank of America Corp.	3,197,200	53,553,100
JPMorgan Chase & Co.	643,400	35,618,624
Diversified Telecommunication Services - 5.3%
AT&T, Inc.	815,700	27,179,124
Verizon Communications, Inc.	514,700	24,715,894
Electric Utilities - 1.5%
Entergy Corp. - Class B	228,200	14,383,446
Food & Staples Retailing - 1.9%
Walgreen Co.	318,500	18,265,975
Health Care Equipment & Supplies - 3.5%
Medtronic, Inc.	600,200	33,947,312
Health Care Providers & Services - 2.1%
Cardinal Health, Inc.	297,400	20,229,148
Industrial Conglomerates - 2.0%
General Electric Co.	776,300	19,508,419
Insurance - 2.0%
Loews Corp.	432,097	19,267,205
Machinery - 3.6%
Illinois Tool Works, Inc. - Class A	309,600	24,418,152
Stanley Black & Decker, Inc.	132,428	10,249,927
Multiline Retail - 2.7%
Target Corp.	464,600	26,314,944
Oil, Gas & Consumable Fuels - 14.0%
BP PLC - ADR	708,700	33,230,943
ConocoPhillips	478,700	31,091,565
Marathon Oil Corp.	443,000	14,525,970
Occidental Petroleum Corp.	292,100	25,579,197
Phillips 66	437,300	31,962,257
Pharmaceuticals - 13.4%
Johnson & Johnson	379,100	33,538,977
Merck & Co., Inc.	677,800	35,903,066
Pfizer, Inc.	1,102,700	33,522,080
Teva Pharmaceutical Industries, Ltd. - ADR	616,000	27,492,080
Road & Rail - 1.3%
Norfolk Southern Corp.	137,600	12,740,384

	Shares	Value
Tobacco - 4.1%
Altria Group, Inc.	406,100	$ 14,302,842
Philip Morris International, Inc.	327,200	25,567,408

Total Common Stocks (cost $798,234,013)		966,020,847

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.01% (B), dated 01/31/2014, to be repurchased at $10,117,761 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 12/01/2027, and with a value of $10,321,670.	$ 10,117,753	10,117,753

Total (cost $10,117,753)		10,117,753

Total Investment Securities (cost $808,351,766) (C)		976,138,600
Other Assets and Liabilities - Net - (0.2)%		(1,689,597)

Net Assets - 100.0%		$ 974,449,003

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Common Stocks	$966,020,847	$—	$—	$966,020,847
Repurchase Agreement	—	10,117,753	—	10,117,753

Total Investment Securities	$966,020,847	$10,117,753	$—	$976,138,600

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Rate shown reflects the yield at January 31, 2014.
(C)	Aggregate cost for federal income tax purposes is $808,351,766. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $175,265,635 and $7,478,801, respectively. Net unrealized appreciation for tax purposes is $167,786,834.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 43.7%
Belarus - 1.6%
Republic of Belarus
8.75%, 08/03/2015 - Reg S (A)	$ 2,140,000	$ 2,145,350
8.95%, 01/26/2018 - Reg S	5,425,000	5,492,813
Brazil - 0.8%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 01/01/2023 (B)	BRL 10,788,000	3,722,290
Cayman Islands - 1.3%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/2028 - 144A	$ 7,000,000	6,352,500
Colombia - 2.0%
Colombia Government International Bond
4.00%, 02/26/2024	2,350,000	2,238,375
4.38%, 03/21/2023	COP 5,289,000,000	2,262,863
5.63%, 02/26/2044	$ 2,200,000	2,139,500
Empresa de Telecomunicaciones de Bogota
7.00%, 01/17/2023 - 144A	COP 7,460,000,000	3,160,257
Costa Rica - 0.9%
Costa Rica Government International Bond
10.00%, 08/01/2020 - 144A	$ 3,485,000	4,382,388
Cote d’Ivoire - 1.5%
Republic of The Ivory Coast
5.75%, 12/31/2032 - Reg S (B) (C)	8,265,000	7,149,225
Croatia - 1.8%
Croatia Government International Bond
5.50%, 04/04/2023 - 144A	4,310,000	4,105,275
Republic of Croatia
6.75%, 11/05/2019 - 144A	4,700,000	5,011,375
Guatemala - 0.9%
Guatemala Government Bond
4.88%, 02/13/2028 - 144A	4,900,000	4,367,125
Hungary - 1.8%
Hungary Government Bond
6.00%, 11/24/2023	HUF 479,200,000	2,051,280
6.50%, 06/24/2019	535,000,000	2,433,460
Hungary Government International Bond
Series 2012-5, Class B
5.38%, 02/21/2023 (A)	$ 4,670,000	4,564,925
Indonesia - 6.2%
Indonesia Government International Bond
5.25%, 01/17/2042 - 144A (A)	2,200,000	1,859,000
6.75%, 01/15/2044 - 144A (A)	3,200,000	3,224,000
Indonesia Government International Bond, Series MTN
3.38%, 04/15/2023 - 144A	3,800,000	3,249,000
5.88%, 01/15/2024 - 144A	2,000,000	2,037,500
Indonesia Treasury Bond
5.63%, 05/15/2023	IDR 72,723,000,000	4,714,309

	Principal	Value
Indonesia (continued)
Indonesia Treasury Bond (continued)
7.00%, 05/15/2022	IDR 73,587,000,000	$ 5,387,942
Perusahaan Penerbit SBSN Indonesia
3.30%, 11/21/2022 - 144A (A)	$ 6,250,000	5,171,875
6.13%, 03/15/2019 - 144A	4,600,000	4,887,500
Mexico - 4.0%
Mexican Bonos
6.50%, 06/10/2021	MXN 49,570,000	3,753,458
7.75%, 05/29/2031	36,557,900	2,806,741
8.50%, 12/13/2018	45,500,000	3,845,407
Mexico Government International Bond
4.00%, 10/02/2023	$ 776,000	764,360
Mexico Government International Bond, Series MTN
3.50%, 01/21/2021 (A)	4,000,000	3,980,000
4.75%, 03/08/2044	5,432,000	4,780,160
Panama - 0.5%
Republic of Panama
5.20%, 01/30/2020	2,335,000	2,535,810
Philippines - 0.6%
Philippine Government International Bond
6.25%, 01/14/2036	PHP 137,000,000	3,039,415
Poland - 0.7%
Poland Government Bond
4.00%, 10/25/2023	PLN 11,675,000	3,500,278
Romania - 4.5%
Romania Government Bond
5.60%, 11/28/2018	RON 12,460,000	3,852,628
5.85%, 04/26/2023	23,870,000	7,229,816
Romanian Government International Bond, Series MTN
4.38%, 08/22/2023 - 144A (A)	$ 5,190,000	4,924,013
4.88%, 01/22/2024 - 144A (A)	1,600,000	1,560,000
6.13%, 01/22/2044 - 144A (A)	4,820,000	4,713,960
Russian Federation - 1.6%
Russian Federal Bond - OFZ
7.05%, 01/19/2028	RUB 141,080,000	3,592,987
8.15%, 02/03/2027	34,540,000	975,212
Russian Foreign Bond - Eurobond
4.88%, 09/16/2023 - 144A	$ 3,150,000	3,157,875
Slovenia - 0.7%
Slovenia Government International Bond
5.50%, 10/26/2022 - 144A (A)	3,320,000	3,320,000
South Africa - 0.9%
Republic of South Africa
7.00%, 02/28/2031	ZAR 61,390,000	4,434,290
Sri Lanka - 0.5%
Sri Lanka Government International Bond
6.00%, 01/14/2019 - 144A (A)	$ 2,600,000	2,639,000
Supranational - 1.4%
Eastern and Southern African Trade and Development Bank, Series MTN
6.88%, 01/09/2016 - Reg S	4,480,000	4,592,000
Eurasian Development Bank
4.77%, 09/20/2022 - 144A (A)	2,423,000	2,344,931
Turkey - 2.8%
Hazine Mustesarligi Varlik Kiralama AS
4.56%, 10/10/2018 - 144A	1,475,000	1,451,031
Turkey Government International Bond
3.25%, 03/23/2023 (A)	8,780,000	7,203,990
5.75%, 03/22/2024	5,200,000	5,083,000

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Ukraine - 2.0%
Ukraine Government International Bond
6.25%, 06/17/2016 - 144A	$ 7,470,000	$ 6,724,494
7.50%, 04/17/2023 - 144A (A)	3,875,000	3,284,063
Uruguay - 1.3%
Uruguay Government International Bond
4.38%, 12/15/2028	UYU 80,184,767	3,572,936
5.00%, 09/14/2018	62,915,597	3,031,478
Venezuela - 3.4%
Republic of Venezuela
5.75%, 02/26/2016 - Reg S (A)	$ 2,500,000	2,012,500
6.00%, 12/09/2020 - Reg S	8,770,000	5,108,525
Venezuela Government International Bond
7.65%, 04/21/2025	6,220,000	3,607,600
7.75%, 10/13/2019 - Reg S	5,530,000	3,677,450
9.25%, 09/15/2027	3,675,000	2,425,500

Total Foreign Government Obligations (cost $232,166,301)		215,635,035

ASSET-BACKED SECURITY - 1.0%
Brazil Loan Trust 1
5.48%, 07/24/2023 - 144A	4,940,000	4,902,950

Total Asset-Backed Security (cost $5,111,615)		4,902,950

CORPORATE DEBT SECURITIES - 34.2%
Austria - 0.9%
OAS Investments GmbH
8.25%, 10/19/2019 - 144A (A)	4,775,000	4,601,906
Bermuda - 0.3%
Pacnet, Ltd.
9.00%, 12/12/2018 - 144A (A)	1,700,000	1,742,500
Brazil - 3.1%
Banco BMG SA
8.00%, 04/15/2018 - 144A	3,000,000	3,011,250
Banco Santander Brasil SA
8.00%, 03/18/2016 - 144A	BRL 9,800,000	3,715,736
Oi SA
5.75%, 02/10/2022 - 144A	$ 2,700,000	2,426,625
Telemar Norte Leste SA
9.50%, 04/23/2019 - 144A	4,590,000	5,020,312
Vale SA
5.63%, 09/11/2042 (A)	1,275,000	1,127,215
Bulgaria - 0.2%
Vivacom, Series MTN
6.63%, 11/15/2018 - 144A	EUR 750,000	1,006,467
Canada - 0.5%
Pacific Rubiales Energy Corp.
7.25%, 12/12/2021 - 144A	$ 2,345,000	2,462,250
Cayman Islands - 7.4%
Braskem Finance, Ltd.
6.45%, 02/03/2024 (D)	2,600,000	2,553,200
Comcel Trust
6.88%, 02/06/2024 - 144A	3,400,000	3,339,922
Country Garden Holdings Co., Ltd.
11.25%, 04/22/2017 - 144A	2,410,000	2,560,625
Dubai Holding Commercial Operations MTN, Ltd., Series MTN
6.00%, 02/01/2017	GBP 2,750,000	4,718,503
KWG Property Holding, Ltd.
8.63%, 02/05/2020 - Reg S (A)	$ 2,090,000	1,995,950
Nord Anglia Education, Inc.
8.50%, 02/15/2018
(Cash Rate: 8.50%) - 144A (B)	5,085,000	5,288,400
Odebrecht Finance, Ltd.
7.13%, 06/26/2042 - 144A	3,930,000	3,684,375
8.25%, 04/25/2018 - 144A	BRL 9,620,000	3,294,698
Saudi Electricity Global Sukuk Co. 2
5.06%, 04/08/2043 - 144A	$ 4,600,000	4,180,250
Vale Overseas, Ltd.
8.25%, 01/17/2034	4,180,000	4,859,509

	Principal	Value
Costa Rica - 0.6%
Banco Nacional de Costa Rica
6.25%, 11/01/2023 - 144A	$ 3,300,000	$ 3,111,900
Hungary - 0.4%
MFB Magyar Fejlesztesi Bank Zrt
6.25%, 10/21/2020 - 144A (A)	2,045,000	2,111,462
Ireland - 1.3%
ALFA Bank OJSC Via ALFA Bond Issuance PLC
7.50%, 09/26/2019 - 144A	2,900,000	3,074,000
Federal Grid Co. OJS via Federal Grid Finance, Ltd., Series MTN
8.45%, 03/13/2019 - Reg S (A)	RUB 81,700,000	2,232,870
Vnesheconombank Via VEB Finance PLC
6.90%, 07/09/2020 - 144A	$ 855,000	925,538
Luxembourg - 1.8%
Gazprom Neft OAO Via GPN Capital SA
6.00%, 11/27/2023 - 144A	3,000,000	2,992,500
TMK OAO Via TMK Capital SA
6.75%, 04/03/2020 - 144A (A)	2,820,000	2,700,376
Wind Acquisition Holdings Finance SA
12.25%, 07/15/2017
(Cash Rate: 12.25%) - 144A (A) (B)	3,361,259	3,478,903
Mexico - 3.6%
America Movil SAB de CV
3.13%, 07/16/2022	2,680,000	2,483,044
8.46%, 12/18/2036	MXN 50,000,000	3,311,627
Bank of New York Mellon SA Institucion de Banca Multiple
9.63%, 05/02/2021 - 144A	$ 4,752,992	1,645,724
BBVA Bancomer SA
6.75%, 09/30/2022 - 144A (A)	2,120,000	2,271,050
Grupo Televisa SAB, Series MTN
7.25%, 05/14/2043	MXN 73,780,000	4,304,004
Petroleos Mexicanos	$ 3,890,000	3,890,362
6.38%, 01/23/2045 - 144A (A)
Netherlands - 2.7%
Marfrig Holding Europe BV
9.88%, 07/24/2017 - 144A	2,000,000	1,960,000
11.25%, 09/20/2021 - 144A	1,900,000	1,854,875
Petrobras Global Finance BV
2.38%, 01/15/2019 (A) (E)	690,000	671,025
5.63%, 05/20/2043 (A)	2,965,000	2,325,254
Polish Television Holding BV
11.00%, 01/15/2021 - 144A	EUR 1,550,000	2,315,211
VimpelCom Holdings BV
7.50%, 03/01/2022 - 144A (A)	$ 2,000,000	2,077,500
VTR Finance BV
6.88%, 01/15/2024 - 144A (A)	2,150,000	2,152,488
Panama - 1.8%
ENA Norte Trust
4.95%, 04/25/2023 - 144A	4,680,837	4,493,604
Global Bank Corp.
4.75%, 10/05/2017 - 144A	4,200,000	4,263,000
Paraguay - 0.4%
Banco Regional SAECA
8.13%, 01/24/2019 - 144A	1,795,000	1,815,194
Singapore - 1.3%
Alam Synergy Pte LTD
9.00%, 01/29/2019 - 144A (A)	3,410,000	3,375,900
Berau Capital Resources Pte, Ltd.
12.50%, 07/08/2015 - 144A	2,700,000	2,841,750

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Turkey - 0.9%
Finansbank AS
5.15%, 11/01/2017 - 144A	$ 2,550,000	$ 2,409,750
Turkiye Vakiflar Bankasi Tao, Series MTN
5.00%, 10/31/2018 - 144A (A)	2,000,000	1,880,000
United Arab Emirates - 0.6%
DP World, Ltd., Series MTN
6.85%, 07/02/2037 - 144A (A)	2,730,000	2,798,250
United Kingdom - 1.2%
Afren PLC
10.25%, 04/08/2019 - 144A	1,530,000	1,757,205
Fresnillo PLC
5.50%, 11/13/2023 - 144A (A)	2,955,000	2,866,350
Ukreximbank Via Biz Finance PLC
8.75%, 01/22/2018 - Reg S	1,500,000	1,221,990
United States - 2.0%
Braskem America Finance Co.
7.13%, 07/22/2041 - 144A	1,685,000	1,482,800
Cemex Finance LLC
9.38%, 10/12/2022 - 144A	3,195,000	3,562,425
First Data Holdings, Inc.
14.50%, 09/24/2019 - 144A (A) (B)	1,000,000	925,000
NII Capital Corp.
7.63%, 04/01/2021 (A)	2,267,000	957,807
10.00%, 08/15/2016 (A)	4,770,000	2,981,250
Venezuela - 2.0%
Petroleos de Venezuela SA
4.90%, 10/28/2014	7,720,000	7,160,300
5.00%, 10/28/2015	570,000	471,960
5.25%, 04/12/2017 - Reg S	3,540,000	2,398,350
Virgin Islands, British - 1.2%
Arcos Dorados Holdings, Inc.
6.63%, 09/27/2023 - 144A	2,990,000	2,900,300
Yingde Gases Investment, Ltd.
8.13%, 04/22/2018 - 144A (A)	2,800,000	2,852,500

Total Corporate Debt Securities (cost $180,517,901)		168,895,091

	Shares	Value
SECURITIES LENDING COLLATERAL - 17.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (F)	84,885,005	84,885,005

Total Securities Lending Collateral (cost $84,885,005)		84,885,005

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
State Street Bank & Trust Co. 0.01% (F), dated 01/31/2014, to be repurchased at $13,949,045 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 11/01/2027, and with a value of $14,230,897.	$ 13,949,033	13,949,033

Total Repurchase Agreement (cost $13,949,033)		13,949,033

Total Investment Securities (cost $516,629,855) (G)		488,267,114
Other Assets and Liabilities - Net - 1.1%		5,530,338

Net Assets - 100.0%		$ 493,797,452

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
BRL	BOA	(6,840,899)	02/10/2014	$(2,854,537)	$27,019
BRL	RBS	(9,725,000)	02/10/2014	(4,077,910)	58,318
EUR	RBS	(4,811,313)	02/28/2014	(6,579,620)	90,556
GBP	RBS	694,876	02/28/2014	1,146,615	(4,545)
HUF	RBS	155,296	02/28/2014	696	(26)
IDR	RBS	(71,623,532,039)	03/03/2014	(5,827,789)	(6,955)
KRW	SCB	(7,496,384,000)	02/13/2014	(7,015,802)	17,651
MXN	BOA	(69,503,761)	02/28/2014	(5,181,241)	(3,749)
MXN	SCB	168,651,050	02/28/2014	12,518,635	62,757
NZD	SCB	(129,387)	02/28/2014	(106,509)	2,090
PLN	SCB	27,124,035	02/28/2014	8,820,394	(231,131)
RON	RBS	(11,422,890)	02/28/2014	(3,433,597)	17,365
RON	SCB	(19,104,115)	02/28/2014	(5,756,506)	43,057
RON	SCB	(19,582,096)	02/28/2014	(5,882,276)	25,878
TRY	JPM	15,930,837	02/28/2014	6,836,882	154,375
TRY	SCB	(7,900,000)	02/28/2014	(3,544,349)	77,430
TRY	SCB	7,900,000	02/28/2014	3,475,277	(8,358)
TRY	SCB	(15,933,217)	02/28/2014	(6,758,523)	(233,779)
ZAR	HSBC	(26,996,200)	02/28/2014	(2,410,440)	(8,694)
ZAR	RBS	(1,685,214)	02/28/2014	(150,153)	(859)
ZAR	SCB	1,685,468	02/28/2014	151,173	(138)

					$78,262

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Foreign Government Obligations	44.2%	$215,635,035
Commercial Banks	6.1	29,810,870
Oil, Gas & Consumable Fuels	5.5	26,970,956
Construction & Engineering	3.1	14,956,879
Diversified Telecommunication Services	2.4	11,932,307
Wireless Telecommunication Services	2.4	11,811,228
Metals & Mining	1.8	8,853,074
Media	1.8	8,771,703
Transportation Infrastructure	1.5	7,291,854
Diversified Financial Services	1.5	7,218,516
Chemicals	1.4	6,888,500
Diversified Consumer Services	1.1	5,288,400
Asset-Backed Security	1.0	4,902,950
Commercial Services & Supplies	1.0	4,718,503
Real Estate Management & Development	0.9	4,556,575
Electric Utilities	0.9	4,180,250
Food Products	0.8	3,814,875
Construction Materials	0.7	3,562,425
Hotels, Restaurants & Leisure	0.6	2,900,300
Machinery	0.5	2,700,376
Internet Software & Services	0.4	1,742,500
Software	0.2	925,000

Investment Securities, at Value	79.8	389,433,076
Short-Term Investments	20.2	98,834,038

Total Investments	100.0%	$488,267,114

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Foreign Government Obligations	$—	$215,635,035	$—	$215,635,035
Asset-Backed Security	—	4,902,950	—	4,902,950
Corporate Debt Securities	—	168,895,091	—	168,895,091
Securities Lending Collateral	84,885,005	—	—	84,885,005
Repurchase Agreement	—	13,949,033	—	13,949,033

Total Investment Securities	$84,885,005	$403,382,109	$—	$488,267,114

Derivative Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$576,496	$—	$576,496

Total Derivative Financial Instruments	$—	$576,496	$—	$576,496

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(498,234)	$—	$(498,234)

Total Derivative Financial Instruments	$—	$(498,234)	$—	$(498,234)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $83,130,699. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(C)	Step bond – Coupon rate changes in increments to maturity. Rate disclosed is as of January 31, 2014. Maturity date disclosed is the ultimate maturity date.
(D)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(E)	Floating or variable rate note. Rate is listed as of January 31, 2014.
(F)	Rate shown reflects the yield at January 31, 2014.
(G)	Aggregate cost for federal income tax purposes is $516,629,855. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $3,082,186 and $31,444,927, respectively. Net unrealized depreciation for tax purposes is $28,362,741.
(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(I)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities aggregated $209,951,345, or 42.52% of the fund’s net assets.
BOA	Bank of America
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
MTN	Medium Term Note
RBS	Royal Bank of Scotland Group PLC
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SCB	Standard Chartered Bank

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

CURRENCY ABBREVIATIONS (continued):

PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
TRY	Turkish New Lira
UYU	Uruguayan Peso
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
PREFERRED STOCKS - 1.4%
Brazil - 1.4%
Cia Energetica de Sao Paulo - Class Preference, 6.10% (A)	57,800	$ 552,552
Investimentos Itau SA, 3.92% (A)	168,410	587,594
Klabin SA, 2.73% (A)	276,100	1,411,820

Total Preferred Stocks (cost $2,666,022)		2,551,966

COMMON STOCKS - 95.8%
Brazil - 8.1%
BRF - Brasil Foods SA - ADR (B)	138,334	2,445,745
Cyrela Brazil Realty SA Empreendimentos e Participacoes - Class A	71,400	422,498
Even Construtora e Incorporadora SA	253,100	750,936
Hypermarcas SA	400,900	2,533,399
Itau Unibanco Holding SA - ADR	127,430	1,559,743
Petroleo Brasileiro SA - ADR (C)	148,473	1,664,382
Petroleo Brasileiro SA - Class A ADR (B) (C)	55,253	657,511
Vale SA - Class B ADR	287,543	3,531,028
Vale SA - Class B ADR (B)	61,400	835,040
Chile - 0.9%
Banco de Chile	3,760,879	464,507
Enersis S.A. - ADR	79,500	1,054,965
China - 2.6%
China Petroleum & Chemical Corp. - ADR	34,623	2,729,331
China Vanke Co., Ltd. - Class B	255,235	423,679
CNOOC, Ltd. - ADR (B)	6,300	970,389
Luthai Textile Co., Ltd. - Class B	311,530	432,932
Czech Republic - 0.3%
CEZ AS	23,327	588,432
Hong Kong - 18.5%
Bank of China, Ltd. - Class H	6,101,000	2,575,110
Beijing Capital International Airport Co., Ltd. - Class H	552,000	420,072
Brilliance China Automotive Holdings, Ltd.	330,000	506,364
China Agri-Industries Holdings, Ltd.	2,062,000	910,806
China Citic Bank Corp., Ltd. - Class H	4,016,000	1,921,217
China Construction Bank Corp. - Class H	4,519,000	3,130,519
China Merchants Bank Co., Ltd. - Class H	713,000	1,255,890
China Mobile, Ltd.	78,000	744,804
China Oilfield Services, Ltd. - Class H	444,000	1,182,145
China Unicom Hong Kong, Ltd. - ADR (B)	135,600	1,768,224
Country Garden Holdings Co., Ltd.	1,636,000	889,720
Datang International Power Generation Co., Ltd. - Class H (B)	3,498,000	1,400,465
Dongfeng Motor Group Co., Ltd. - Class H	1,176,000	1,731,563
Harbin Electric Co., Ltd. - Class H (B)	498,000	277,095
Huadian Power International Corp., Ltd. - Class H	1,404,000	582,581
Industrial & Commercial Bank of China, Ltd. - Class H	4,131,000	2,552,302
Kingboard Chemical Holdings, Ltd.	482,300	1,079,119
KWG Property Holding, Ltd.	1,503,000	785,270
New China Life Insurance Co., Ltd. - Class H	183,200	543,958
People’s Insurance Co. Group of China, Ltd. - Class H (B)	1,912,000	825,143
PetroChina Co., Ltd. - Class H	2,558,000	2,465,928
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	377,300	931,600
Shiamo Property Holdings, Ltd.	450,000	981,748

	Shares	Value
Hong Kong (continued)
Sihuan Pharmaceutical Holdings Group, Ltd.	911,000	$ 976,690
Sinofert Holdings, Ltd. (B)	3,390,000	497,922
Sinopharm Group Co., Ltd. - Class H (B)	407,200	1,143,115
Skyworth Digital Holdings, Ltd. (B)	1,194,000	652,942
TPV Technology, Ltd.	934,000	193,480
Hungary - 0.3%
Richter Gedeon Nyrt	23,241	469,966
India - 5.8%
Dr. Reddy’s Laboratories, Ltd. - ADR	30,069	1,254,478
HDFC Bank, Ltd. - ADR	27,161	849,868
Infosys, Ltd. - ADR (B)	57,235	3,352,826
Tata Motors, Ltd. - Series V ADR	148,835	4,145,055
Wipro, Ltd. - ADR (B)	54,951	711,066
Indonesia - 0.5%
Kalbe Farma PT	8,029,500	922,240
Korea, Republic of - 18.7%
Daelim Industrial Co., Ltd.	9,344	714,808
E-Mart Co., Ltd.	8,666	2,088,800
GS Holdings	7,796	369,581
Hana Financial Group, Inc.	80,750	3,055,531
Handsome Co., Ltd.	25,230	675,822
Hyosung Corp.	15,531	970,133
Hyundai Mobis	3,852	1,103,245
Hyundai Motor Co.	23,030	4,998,090
KIA Motors Corp.	70,670	3,525,949
Korea Electric Power Corp. (C)	31,350	1,022,257
LG Corp.	16,970	902,478
LG Uplus Corp.	156,140	1,598,744
Mando Corp.	10,528	1,175,965
Poongsan Corp.	30,770	747,187
Samsung Electronics Co., Ltd.	6,341	7,509,065
SK Corp.	13,896	2,313,998
Woori Finance Holdings Co., Ltd.	52,580	601,524
Malaysia - 4.3%
AirAsia Bhd	1,225,500	827,713
Genting Malaysia Bhd - Class B	321,500	418,111
IOI Corp., Bhd	201,500	251,603
Malayan Banking Bhd	548,078	1,579,038
Tenaga Nasional Bhd	964,400	3,399,942
UMW Holdings Bhd	323,300	1,144,502
Mexico - 3.3%
Alpek SA de CV - Class A	263,100	524,075
America Movil SAB de CV - Series L ADR (B)	105,500	2,242,930
Coca-Cola Femsa SAB de CV - ADR	7,400	786,176
Compartamos SAB de CV	214,772	387,823
Grupo Financiero Inbursa SAB de CV - Class O	262,200	653,834
OHL Mexico SAB de CV (C)	547,200	1,341,610
Poland - 2.4%
KGHM Polska Miedz SA	16,576	575,848
Polskie Gornictwo Naftowe I Gazownictwo SA	296,881	436,091
Powszechna Kasa Oszczednosci Bank Polski SA	148,902	1,927,411
Powszechny Zaklad Ubezpieczen SA	10,208	1,335,914
Russian Federation - 1.9%
Gazprom OAO - ADR	265,816	2,195,640
Mobile Telesystems OJSC - ADR	66,600	1,148,850
South Africa - 9.7%
Aspen Pharmacare Holdings, Ltd.	178,298	4,024,241
AVI, Ltd.	126,540	584,784
FirstRand, Ltd.	623,638	1,746,624

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
South Africa (continued)
Imperial Holdings, Ltd.	51,782	$ 859,810
Liberty Holdings, Ltd.	58,380	598,800
Mediclinic International, Ltd.	399,942	2,569,938
MMI Holdings, Ltd.	665,384	1,410,831
Murray & Roberts Holdings, Ltd. (C)	198,269	442,521
Sanlam, Ltd.	116,615	500,506
Sappi, Ltd. (C)	379,094	1,174,316
Sasol, Ltd.	69,257	3,323,887
Taiwan - 13.5%
Cathay Financial Holding Co., Ltd.	693,309	1,042,601
Cathay Real Estate Development Co., Ltd.	626,000	374,021
Compal Electronics, Inc.	2,275,000	1,691,237
Compeq Manufacturing Co., Ltd.	1,001,000	556,513
Highwealth Construction Corp.	438,400	878,706
Huaku Development Co., Ltd.	468,980	1,149,035
Largan Precision Co., Ltd.	54,000	2,073,404
MediaTek, Inc.	202,000	2,691,993
Nan Ya Plastics Corp.	701,800	1,529,418
Pegatron Corp.	1,537,000	2,008,606
Pou Chen Corp.	869,000	1,201,254
Taiwan Cement Corp.	774,000	1,129,896
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	435,900	7,375,428
Vanguard International Semiconductor Corp.	302,000	330,459
Thailand - 1.2%
Airports of Thailand PCL	105,200	546,556
Bangkok Expressway PCL	789,529	765,372
PTT Exploration & Production PCL	193,200	895,474
Turkey - 1.4%
Aygaz AS	146,135	491,297
Haci OMER Sabanci Holding AS	307,628	1,016,536
Turk Hava Yollari	351,132	1,046,903
United Kingdom - 1.3%
MegaFon OAO - GDR, Reg S	17,061	508,930
NovaTek OAO - GDR, Reg S	10,816	1,320,634
Uralkali OJSC - GDR, Reg S	17,349	418,978
United States - 1.1%
Credicorp, Ltd. (B)	14,766	1,947,931

Total Common Stocks (cost $176,497,761)		170,473,536

SECURITIES LENDING COLLATERAL - 7.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (A)	14,031,926	14,031,926

Total Securities Lending Collateral (cost $14,031,926)		14,031,926

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.01% (A), dated 01/31/2014, to be repurchased at $2,440,178 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 12/01/2027, and with a value of $2,491,438.	$ 2,440,176	2,440,176

Total Repurchase Agreement (cost $2,440,176)		2,440,176

Total Investment Securities (cost $195,635,885) (D)		189,497,604
Other Assets and Liabilities - Net - (6.5)%		(11,534,367)

Net Assets - 100.0%		$ 177,963,237

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Commercial Banks	13.0%	$24,662,019
Semiconductors & Semiconductor Equipment	9.5	17,906,945
Oil, Gas & Consumable Fuels	9.0	17,028,848
Automobiles	8.5	16,051,523
Pharmaceuticals	4.0	7,647,615
Insurance	3.3	6,257,753
Wireless Telecommunication Services	3.3	6,244,258
Electric Utilities	3.2	6,065,596
Metals & Mining	3.0	5,689,103
Real Estate Management & Development	2.9	5,482,179
Health Care Providers & Services	2.5	4,644,653
Food Products	2.2	4,192,938
IT Services	2.1	4,063,892
Chemicals	2.1	3,940,526
Computers & Peripherals	2.1	3,893,323
Electronic Equipment & Instruments	2.0	3,709,036
Industrial Conglomerates	1.7	3,216,476
Transportation Infrastructure	1.6	3,073,610
Diversified Financial Services	1.5	2,763,160
Independent Power Producers & Energy Traders	1.3	2,535,598
Personal Products	1.3	2,533,399
Textiles, Apparel & Luxury Goods	1.2	2,310,008
Auto Components	1.2	2,279,210
Food & Staples Retailing	1.1	2,088,800
Airlines	1.0	1,874,616
Household Durables	1.0	1,826,376
Diversified Telecommunication Services	0.9	1,768,224
Containers & Packaging	0.7	1,411,820
Energy Equipment & Services	0.6	1,182,145
Paper & Forest Products	0.6	1,174,316
Construction & Engineering	0.6	1,157,329
Construction Materials	0.6	1,129,896
Distributors	0.5	859,810
Beverages	0.4	786,176
Gas Utilities	0.3	491,297
Hotels, Restaurants & Leisure	0.2	418,111
Consumer Finance	0.2	387,823
Electrical Equipment	0.1	277,095

Investment Securities, at Value	91.3	173,025,502
Short-Term Investments	8.7	16,472,102

Total Investments	100.0%	$189,497,604

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Preferred Stocks	$2,551,966	$—	$—	$2,551,966
Common Stocks	48,109,648	122,363,888	—	170,473,536
Securities Lending Collateral	14,031,926	—	—	14,031,926
Repurchase Agreement	—	2,440,176	—	2,440,176

Total Investment Securities	$64,693,540	$124,804,064	$—	$189,497,604

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at January 31, 2014.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $13,478,322. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Aggregate cost for federal income tax purposes is $195,635,885. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $9,849,833 and $15,988,114, respectively. Net unrealized depreciation for tax purposes is $6,138,281.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 97.8%
Alabama - 0.1%
Morgan County Board of Education (Revenue Bonds)
5.00%, 03/01/2024	$ 30,000	$ 34,067
Alaska - 0.8%
Alaska Housing Finance Corp. (Revenue Bonds)
Series A
5.00%, 12/01/2027	115,000	127,223
City of Valdez, AK (Revenue Bonds)
Series C
5.00%, 01/01/2021	50,000	57,997
Arizona - 0.6%
City of Tucson, AZ (Certificate of Participation)
Series A, Insurer: NATL-RE
5.00%, 07/01/2019	75,000	82,466
County of Pima, AZ Sewer System Revenue (Revenue Bonds)
Series A
5.00%, 07/01/2019	25,000	29,650
Scottsdale Municipal Property Corp. (Revenue Bonds)
5.00%, 07/01/2025	25,000	29,763
California - 13.3%
California Communities Local Measurer (Certificate of Participation)
Series A, Insurer: AGM
5.00%, 06/01/2020	285,000	323,079
California Health Facilities Financing Authority (Revenue Bonds)
Series D
5.00%, 08/15/2022	25,000	29,177
California Statewide Communities Development Authority (Revenue Bonds)
Series A, Insurer: AGM
5.00%, 10/01/2028 (A)	165,000	170,645
Chaffey Joint Union High School District (General Obligation Unlimited)
5.00%, 08/01/2025	45,000	50,432
City of San Buenaventura, CA Wastewater Revenue (Revenue Bonds)
Series A
4.00%, 01/01/2023	40,000	43,062
County of Orange, CA Airport Revenue (Revenue Bonds)
Series A
5.00%, 07/01/2019	35,000	41,170
Fontana Unified School District (General Obligation Unlimited)
4.00%, 08/01/2024	150,000	157,908
Hercules Public Financing Authority (Revenue Bonds)
Insurer: AGM
4.25%, 08/01/2024	25,000	25,879
Lodi Unified School District (General Obligation Unlimited)
5.00%, 08/01/2030	100,000	107,226

	Principal	Value
California (continued)
Los Angeles County Redevelopment Authority (Tax Allocation)
Series E, Insurer: AGM
5.00%, 12/01/2022 - 12/01/2023	$ 780,000	$ 866,329
Los Angeles Unified School District, CA (General Obligation Unlimited)
Series A-1, Insurer: NATL-RE
4.50%, 07/01/2025	50,000	54,182
Merced Union High School District (General Obligation Unlimited)
Series A, Insurer: ASSURED GTY
5.00%, 08/01/2029	50,000	54,270
Oceanside Community Facilities District (Special Tax)
Series A
3.50%, 09/01/2026	430,000	398,524
Oxnard Union High School District (General Obligation Unlimited)
4.00%, 08/01/2020	25,000	28,191
San Bernardino Joint Powers Financing Authority (Tax Allocation)
Series A, Insurer: AGM
5.75%, 10/01/2019	30,000	34,335
San Diego Unified School District (General Obligation Unlimited)
Series C-2, Insurer: AGM
5.50%, 07/01/2025	85,000	103,619
San Leandro Unified School District (General Obligation Unlimited)
Series B
4.00%, 08/01/2025	335,000	353,365
Stockton Unified School District (General Obligation Unlimited)
Insurer: AGM
5.00%, 07/01/2021	75,000	85,525
Twin Rivers Unified School District (Certificate of Participation)
Insurer: AGM
3.20%, 06/01/2027 (B)	145,000	145,046
Vallejo City Unified School District (Special Tax)
Insurer: AGM
5.00%, 09/01/2019	100,000	100,269
Colorado - 0.7%
Adams County School District No. 14 (General Obligation Unlimited)
5.00%, 12/01/2023	50,000	58,785
City & County of Denver, CO Airport System Revenue (Revenue Bonds)
Series A
5.00%, 11/15/2021	60,000	68,812
City of Colorado Springs, CO Utilities System Revenue (Revenue Bonds)
Series A
5.00%, 11/15/2021	25,000	29,749
Connecticut - 2.3%
Hartford New Public Housing Authority (Revenue Bonds)
5.00%, 09/01/2031	45,000	46,268
South Central Connecticut Regional Water Authority (Revenue Bonds)
Series B
4.00%, 08/01/2025	375,000	394,819

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Connecticut (continued)
State of Connecticut (General Obligation Unlimited)
Series C
3.00%, 06/01/2020	$ 25,000	$ 26,622
Town of East Haven, CT (General Obligation Unlimited)
Insurer: AGC-ICC
4.25%, 08/01/2019	50,000	56,265
University of Connecticut (Revenue Bonds)
Series A
5.00%, 11/15/2023	25,000	28,538
District of Columbia - 0.6%
District of Columbia (Revenue Bonds)
Series C
4.00%, 12/01/2021	25,000	28,068
District of Columbia Water & Sewer Authority (Revenue Bonds)
Series A
5.00%, 10/01/2023	25,000	29,247
Metropolitan Washington Airports Authority (Revenue Bonds)
Series A
5.00%, 10/01/2020	25,000	29,453
Series C
5.00%, 10/01/2019	55,000	64,828
Florida - 6.6%
Citizens Property Insurance Corp. (Revenue Bonds)
Series A-1, Insurer: AGM
4.25%, 06/01/2017	120,000	132,496
5.00%, 06/01/2016	25,000	27,530
City of Daytona Beach, FL Utility System Revenue (Revenue Bonds)
Insurer: AGM
4.00%, 11/01/2025	65,000	69,133
City of Fernandina Beach, FL (Revenue Bonds)
Series A
5.00%, 09/01/2019	30,000	34,920
City of Tampa, FL (Revenue Bonds)
Series A
5.00%, 11/15/2025	25,000	27,418
County of Broward, FL Half-Cent Sales Tax Revenue (Revenue Bonds)
Series A
4.00%, 10/01/2014	35,000	35,839
County of Manatee, FL Public Utilities Revenue (Revenue Bonds)
5.00%, 10/01/2021	25,000	29,150
County of Miami-Dade, FL
Series A, Insurer: ASSURED GTY
(General Obligation Unlimited), 4.50%, 07/01/2020	30,000	32,743
(Revenue Bonds), 5.00%, 10/01/2023	400,000	452,888
County of Miami-Dade, FL Aviation Revenue (Revenue Bonds)
Series A
5.75%, 10/01/2021	60,000	68,908
Series B, Insurer: ASSURED GTY
4.00%, 10/01/2017	70,000	77,287
Escambia County Housing Finance Authority (Revenue Bonds)
Insurer: AGM
3.50%, 06/01/2017	50,000	54,164

	Principal	Value
Florida (continued)
Florida Department of Environmental Protection (Revenue Bonds)
Series A
5.00%, 07/01/2022	$ 55,000	$ 64,085
Florida Department of Management Services (Certificate of Participation)
Series A
5.00%, 08/01/2019	35,000	40,389
Florida Municipal Power Agency (Revenue Bonds)
Series A
5.00%, 10/01/2018	25,000	29,045
Florida’s Turnpike Enterprise (Revenue Bonds)
Series A
5.00%, 07/01/2024	25,000	28,149
Greater Orlando Aviation Authority (Revenue Bonds)
Series A
3.60%, 10/01/2018	40,000	43,705
Hillsborough County School Board (Revenue Bonds)
Insurer: AMBAC
3.75%, 10/01/2019	20,000	20,196
Miami-Dade County School Board Foundation, Inc. (Certificate of Participation)
Series A, Insurer: ASSURED GTY
5.00%, 02/01/2020	45,000	50,745
Series A, Insurer: AGC-ICC AMBAC
5.00%, 08/01/2019	100,000	113,631
Series B, Insurer: ASSURED GTY
4.00%, 05/01/2018	25,000	27,481
Palm Beach County School District (Certificate of Participation)
Series C
4.00%, 08/01/2017	50,000	55,016
Tampa Bay Water (Revenue Bonds)
5.50%, 10/01/2024	25,000	31,147
Tampa Sports Authority (Revenue Bonds)
Insurer: AGM
4.50%, 01/01/2025	25,000	25,808
Georgia - 1.1%
City of Atlanta, GA Department of Aviation (Revenue Bonds)
Series C
5.00%, 01/01/2020	40,000	46,834
Series J, Insurer: AGM
5.00%, 01/01/2027	35,000	36,212
Georgia Higher Education Facilities Authority (Revenue Bonds)
Series A, Insurer: ASSURED GTY
5.00%, 06/15/2032	50,000	52,413
Metropolitan Atlanta Rapid Transit Authority (Revenue Bonds)
Series A
5.00%, 07/01/2023	35,000	40,653
Municipal Electric Authority of Georgia (Revenue Bonds)
Series B
5.00%, 01/01/2020	75,000	87,268
Hawaii - 0.1%
Hawaii Housing Finance & Development Corp. (Revenue Bonds)
Series B, Insurer: AGM
4.38%, 07/01/2019	20,000	22,351

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Idaho - 0.9%
Canyon County School District No. 131 Nampa (General Obligation Unlimited)
4.00%, 08/15/2019	$ 35,000	$ 39,387
Idaho Health Facilities Authority (Revenue Bonds)
Series B
6.13%, 12/01/2028	145,000	166,882
Illinois - 17.1%
Central Lake County Joint Action Water Agency (Revenue Bonds)
Insured: XLCA
4.13%, 05/01/2029	340,000	351,778
Chicago Board of Education (General Obligation Unlimited)
Series A, Insurer: AMBAC
5.50%, 12/01/2019	25,000	28,533
Series D, Insurer: AGM
5.00%, 12/01/2017	70,000	78,590
Chicago, IL O’Hare International Airport (Revenue Bonds)
5.25%, 01/01/2033	65,000	67,433
Series B
5.00%, 01/01/2021	150,000	172,549
City of Chicago, IL (General Obligation Unlimited)
Series A, Insurer: AGM
5.00%, 01/01/2026	95,000	98,942
5.50%, 01/01/2017	50,000	55,853
City of Evanston, IL (General Obligation Unlimited)
Series C
4.00%, 12/01/2018	50,000	55,781
Cook County Forest Preserve District (General Obligation Unlimited)
Series C
5.00%, 12/15/2020	150,000	173,871
County of Cook, IL (General Obligation Unlimited)
Series C
5.00%, 11/15/2021	250,000	278,155
Series D
5.00%, 11/15/2019	25,000	28,902
Governors State University (Certificate of Participation)
Insurer: ASSURED GTY
4.50%, 01/01/2019	395,000	432,288
Grundy & Will Counties Community Unit School District No. 1 Coal City (General Obligation Unlimited)
Insured: XLCA
4.63%, 02/01/2015	30,000	31,243
Illinois Finance Authority (Revenue Bonds)
5.50%, 11/01/2020	80,000	93,202
Series A
5.00%, 08/15/2023	35,000	39,505
Series A-2
5.00%, 11/01/2030 (B)	150,000	171,826
Series B, Insurer: AGM
4.50%, 05/15/2020	130,000	136,946
Series C
5.00%, 05/15/2020	100,000	115,277
Series D
6.25%, 11/01/2028	80,000	91,757

	Principal	Value
Illinois (continued)
Illinois Municipal Electric Agency (Revenue Bonds)
Series A, Insurer: FGIC NATL-RE
5.25%, 02/01/2026	$ 75,000	$ 81,475
Kane County Community Unit School District No. 304 Geneva (General Obligation Unlimited)
Insurer: AGM
4.25%, 01/01/2026	250,000	256,340
Knox & Warren Counties Community Unit School District No. 205 Galesburg (General Obligation Unlimited)
Series B
5.75%, 01/01/2027	40,000	44,396
Lake County School District No. 33 (General Obligation Unlimited)
Series B, Insurer: XCLA
Zero Coupon, 12/01/2031	45,000	17,735
Madison-Macoupin Counties Community College District No. 536 (General Obligation Limited)
Insurer: AGM
4.25%, 11/01/2017	50,000	55,697
Metropolitan Pier & Exposition Authority (Revenue Bonds)
Series A, Insurer: AGM FGIC
5.50%, 12/15/2023	40,000	45,707
Peoria Metropolitan Airport Authority (Revenue Bonds)
5.60%, 12/01/2022	35,000	40,566
Railsplitter Tobacco Settlement Authority (Revenue Bonds)
5.00%, 06/01/2018 - 06/01/2019	105,000	120,132
5.38%, 06/01/2021	25,000	29,083
6.00%, 06/01/2028	75,000	83,190
6.25%, 06/01/2024	25,000	26,925
Regional Transportation Authority (Revenue Bonds)
Series A, Insurer: AGM MBIA
6.00%, 07/01/2027	45,000	56,247
Series A, Insurer: NATL-RE
5.00%, 07/01/2019	75,000	81,439
St. Clair Community Unit (General Obligation Unlimited)
Insurer: AGM
Zero Coupon, 01/01/2022	400,000	282,976
University of Illinois (Revenue Bonds)
Series A, Insurer: AMBAC
5.50%, 04/01/2022	200,000	237,690
Will & Kendall Counties Community Consolidated School District 202 Plainfield (General Obligation Unlimited)
Series A, Insurer: ASSURED GTY
4.50%, 01/01/2025	50,000	51,536
Will County Community Unit School District No. 365 Valley View (General Obligation Unlimited)
Series A
5.63%, 11/01/2030	50,000	56,198
Indiana - 1.7%
Aurora School Building Corp. (Revenue Bonds)
5.00%, 07/15/2020	115,000	135,447
Indiana Finance Authority (Revenue Bonds)
5.00%, 03/01/2024	75,000	81,211

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Indiana (continued)
Indiana Health Facility Financing Authority (Revenue Bonds)
5.38%, 09/15/2022	$ 100,000	$ 100,107
Series A-8
5.00%, 11/01/2027 (B)	35,000	38,746
Indianapolis Local Public Improvement Bond Bank (Revenue Bonds)
Series I
5.00%, 06/01/2025	55,000	60,865
Iowa - 0.1%
Johnston Community School District (Revenue Bonds)
Insurer: AGM
4.00%, 07/01/2018	25,000	27,414
Kansas - 0.6%
Kansas Development Finance Authority (Revenue Bonds)
Series A
5.00%, 01/01/2020	90,000	104,666
Series B
5.00%, 05/01/2020	25,000	29,628
Kentucky - 0.9%
County of Warren, KY (Revenue Bonds)
Series B
4.00%, 04/01/2017	25,000	27,160
Kentucky Asset Liability Commission (Revenue Bonds)
Insurer: NATL-RE
5.25%, 09/01/2019	150,000	177,975
Louisiana - 0.6%
Caddo Parish Parishwide School District (General Obligation Unlimited)
5.00%, 03/01/2024	30,000	34,333
Lafayette Consolidated Government (Revenue Bonds)
3.00%, 03/01/2018	25,000	26,717
St. Tammany Parish Wide School District No. 12 (General Obligation Unlimited)
Series A
4.00%, 03/01/2022	75,000	82,796
Maine - 0.5%
Maine Municipal Bond Bank (Revenue Bonds)
4.00%, 11/01/2019	25,000	28,277
Series B
5.00%, 11/01/2022 - 11/01/2025	75,000	87,758
Maryland - 0.5%
Maryland Health & Higher Educational Facilities Authority (Revenue Bonds)
5.00%, 07/01/2021	35,000	41,435
Morgan State University (Revenue Bonds)
5.00%, 07/01/2021	75,000	87,320
Michigan - 7.7%
Avondale School District (General Obligation Unlimited)
4.00%, 05/01/2022	200,000	204,674
City of Detroit, MI (General Obligation Unlimited)
Series A, Insurer: AGM
5.25%, 04/01/2014	25,000	24,960
Series B, Insurer: AGM
5.00%, 04/01/2014	25,000	24,979

	Principal	Value
Michigan (continued)
City of Detroit, MI Sewage Disposal System Revenue (Revenue Bonds) Series A, Insurer: AGM
5.00%, 07/01/2015	$ 25,000	$ 24,967
5.25%, 07/01/2023 - 07/01/2024	80,000	80,058
5.50%, 07/01/2015	100,000	100,962
Series A, Insurer: NATL-RE
5.25%, 07/01/2019	60,000	58,959
Series B, Insurer: NATL-RE
5.00%, 07/01/2015	50,000	50,026
Series C-2, Insurer: BHAC FGIC
4.50%, 07/01/2027	75,000	72,718
City of Detroit, MI Water Supply System Revenue (Revenue Bonds)
Series C, Insurer: AGM
5.00%, 07/01/2033	25,000	23,519
Series C, Insurer: BHAC FGIC
4.25%, 07/01/2018	100,000	102,179
Series D, Insurer: AGM
5.00%, 07/01/2025	100,000	97,617
Detroit City School District (General Obligation Unlimited)
Series A, Insurer: AGM
5.25%, 05/01/2027	195,000	209,399
Series A, Insurer: FGIC
6.00%, 05/01/2020	110,000	129,065
Hazel Park School District (General Obligation Unlimited)
Insurer: AGM
5.00%, 05/01/2021	50,000	58,713
Huron Valley School District (General Obligation Unlimited)
5.00%, 05/01/2022	25,000	28,663
L’Anse Creuse Public Schools (General Obligation Unlimited)
5.00%, 05/01/2022	40,000	46,230
Lansing Board of Water & Light (Revenue Bonds)
Series A
5.00%, 07/01/2024	25,000	28,743
Michigan Finance Authority (Revenue Bonds)
5.00%, 10/01/2017 - 06/01/2029	175,000	160,423
Michigan Municipal Bond Authority (Revenue Bonds)
5.00%, 10/01/2019	25,000	29,795
Michigan State Hospital Finance Authority (Revenue Bonds)
5.00%, 11/15/2020	25,000	28,513
Series A
6.00%, 12/01/2017	170,000	201,413
State of Michigan Trunk Line Revenue (Revenue Bonds)
5.00%, 11/15/2021	50,000	58,550
Minnesota - 0.7%
City of International Falls, MN (Revenue Bonds)
5.65%, 12/01/2022	55,000	55,141
City of Rochester, MN (Revenue Bonds)
Series C
4.50%, 11/15/2038 (B)	50,000	57,017
St. Cloud Economic Development Authority (Revenue Bonds)
4.00%, 05/01/2019	50,000	56,172
Mississippi - 0.7%
Mississippi Development Bank (Revenue Bonds)
Series A
5.25%, 01/01/2025	85,000	98,064

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Mississippi (continued)
Mississippi Home Corp. (Revenue Bonds)
Series B-1
4.25%, 12/01/2018	$ 20,000	$ 21,980
Mississippi Hospital Equipment & Facilities Authority (Revenue Bonds)
5.00%, 10/01/2017	30,000	34,215
Nebraska - 0.1%
Nebraska Public Power District (Revenue Bonds)
Series B
5.00%, 01/01/2022	25,000	29,151
Nevada - 1.5%
Clark County School District (General Obligation Limited)
Class A
5.00%, 06/15/2025	100,000	113,294
County of Clark, NV (Revenue Bonds)
5.00%, 07/01/2024	25,000	28,201
Nevada System of Higher Education (Revenue Bonds)
Series A
4.50%, 07/01/2023	50,000	53,181
5.00%, 07/01/2021 - 07/01/2024	145,000	167,264
New Jersey - 2.5%
Burlington County Bridge Commission (Revenue Bonds)
Series A
5.00%, 10/15/2019	50,000	59,500
Lacey Municipal Utilities Authority (Revenue Bonds)
4.00%, 12/01/2022	100,000	109,213
New Jersey Economic Development Authority (Revenue Bonds)
Series A
5.25%, 09/01/2022	25,000	28,754
New Jersey Transportation Trust Fund Authority (Revenue Bonds)
Series A
4.38%, 12/15/2020	50,000	56,533
5.00%, 06/15/2020	25,000	29,193
Series A, Insurer: AGM
5.25%, 12/15/2019	120,000	142,571
Tobacco Settlement Financing Corp. (Revenue Bonds)
Series 1A
5.00%, 06/01/2018	30,000	32,444
Town of Kearny, NJ (General Obligation Unlimited)
Insurer: AGM
3.50%, 01/15/2017	65,000	69,447
Township of Voorhees, NJ (General Obligation Unlimited)
3.00%, 06/01/2020	60,000	63,558
New Mexico - 2.5%
Artesia Hospital District (General Obligation Unlimited)
3.50%, 08/01/2024	375,000	382,987
Bloomfield School District No. 6 (General Obligation Unlimited)
5.00%, 09/01/2022	25,000	29,267

	Principal	Value
New Mexico (continued)
Inc County of Loa Alamos, NM (Revenue Bonds)
5.00%, 06/01/2024	$ 135,000	$ 155,862
New Mexico Educational Assistance Foundation (Revenue Bonds)
Series A-1
4.00%, 12/01/2020	25,000	27,997
New York - 6.0%
Brookhaven-Comsewogue Union Free School District (General Obligation Unlimited)
4.00%, 07/15/2021	25,000	27,693
City of New York, NY (General Obligation Unlimited)
Series B
5.00%, 08/01/2020	20,000	23,526
City of Niagara Falls, NY (General Obligation Unlimited)
Insurer: ASSURED GTY
3.50%, 09/15/2020	50,000	52,761
County of Chautauqua, NY (General Obligation Limited)
4.00%, 06/01/2019	25,000	27,942
Metropolitan Transportation Authority (Revenue Bonds)
Series A
5.00%, 11/15/2023 - 11/15/2025	100,000	115,093
Middle Country Central School District At Centereach (General Obligation Unlimited)
4.00%, 08/15/2023	25,000	27,341
New York State Dormitory Authority (Revenue Bonds)
5.00%, 02/15/2021	35,000	37,231
Series A
3.00%, 12/15/2019	25,000	27,056
5.00%, 07/01/2018 - 07/01/2025	175,000	199,919
Series A, Insurer: FGIC NATL-RE
5.50%, 05/15/2024	55,000	67,178
Series D, Insurer: ASSURED GTY
5.00%, 04/01/2019	190,000	222,066
New York State Urban Development Corp. (Revenue Bonds)
Series C
5.00%, 12/15/2019	50,000	59,706
Town of Oyster Bay, NY (General Obligation Limited)
Series B, Insurer: AGM
4.00%, 11/01/2021	500,000	534,840
North Carolina - 1.8%
County of Durham, NC (Certificate of Participation)
Series A
4.38%, 06/01/2022	100,000	109,311
County of Mecklenburg, NC (Certificate of Participation)
Series B
5.00%, 02/01/2018	30,000	34,561
County of Union, NC (Revenue Bonds)
4.00%, 12/01/2022	40,000	43,745
Johnston Memorial Hospital Authority (Revenue Bonds)
Insurer: AGM
5.00%, 10/01/2017	40,000	45,421

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
North Carolina (continued)
North Carolina Eastern Municipal Power Agency (Revenue Bonds)
Series A
5.25%, 01/01/2020	$ 25,000	$ 28,126
Series B
6.00%, 01/01/2022	130,000	159,249
Ohio - 2.7%
Buckeye Tobacco Settlement Financing Authority (Revenue Bonds)
Series A-1
5.00%, 06/01/2017	95,000	103,182
Series A-2
5.13%, 06/01/2024	280,000	235,197
County of Allen, OH (Revenue Bonds)
Series B
4.13%, 09/01/2020	60,000	66,356
County of Lorain, OH (Revenue Bonds)
Series A, Insurer: AGM
5.00%, 02/01/2024	50,000	54,626
County of Lucas, OH (Revenue Bonds)
Series D
5.00%, 11/15/2018	25,000	29,073
Ohio Center Local Government Capital Asset Financing Program (General Obligation Limited)
4.00%, 12/01/2019	25,000	25,711
Ohio Higher Educational Facility Commission
5.00%, 01/01/2019 - 01/01/2022	85,000	99,051
Ohio Housing Finance Agency (Revenue Bonds)
Series 1
3.80%, 05/01/2021	30,000	32,025
Oklahoma - 0.1%
Oklahoma Development Finance Authority (Revenue Bonds)
5.00%, 06/01/2020	25,000	28,994
Oregon - 0.6%
State of Oregon Housing & Community Services Department (Revenue Bonds)
Series A
5.00%, 07/01/2019	75,000	87,462
Series B
5.00%, 07/01/2019	45,000	51,897
Pennsylvania - 5.8%
Allentown City School District (General Obligation Limited)
Insurer: ASSURED GTY
4.25%, 02/15/2022	60,000	64,549
Central Bradford Progress Authority (Revenue Bonds)
5.25%, 12/01/2019	150,000	176,301
City of Philadelphia, PA Gas Works Revenue (Revenue Bonds)
5.00%, 07/01/2015	25,000	26,381
Insurer: AGM
3.50%, 08/01/2018	35,000	37,243
County of Westmoreland, PA (General Obligation Unlimited)
Series A
5.00%, 12/01/2021	25,000	29,753
Delaware County Regional Water Quality Control Authority (Revenue Bonds)
Insurer: NATL-RE
5.25%, 05/01/2024	150,000	174,595

	Principal	Value
Pennsylvania (continued)
Indiana County Hospital Authority (Revenue Bonds)
Series A
5.50%, 06/01/2029	$ 250,000	$ 252,525
Pennsylvania Higher Educational Facilities Authority (Revenue Bonds)
Series E
5.00%, 05/15/2021	50,000	56,966
School District of Philadelphia
(General Obligation Limited) Insurer: AGC-ICC
5.25%, 09/01/2027	25,000	26,852
Series C
5.00%, 09/01/2016 - 09/01/2019	85,000	96,064
(General Obligation Unlimited)
5.00%, 09/01/2017	100,000	112,435
(General Obligation Unlimited) Series D
3.75%, 09/01/2021	50,000	52,224
Southcentral General Authority (Revenue Bonds)
5.00%, 12/01/2028	100,000	100,375
State of Pennsylvania Public School Building Authority (Revenue Bonds)
Series A, Insurer: AGM
5.00%, 06/01/2017	50,000	54,840
Series A, Insurer: ASSURED GTY
4.75%, 11/15/2029	125,000	128,701
Puerto Rico - 4.5%
Commonwealth of Puerto Rico (General Obligation Unlimited)
Insurer: AGM
5.25%, 07/01/2018	50,000	49,912
Series A, Insurer: NATL-RE
5.50%, 07/01/2018 - 07/01/2019	185,000	182,665
Puerto Rico Electric Power Authority (Revenue Bonds)
Series K, Insurer: AGM
5.50%, 07/01/2015	55,000	55,794
Series U, Insurer: AGM
4.00%, 07/01/2015	50,000	49,771
Series U, Insurer: NATL-RE
4.50%, 07/01/2018	70,000	64,949
Puerto Rico Highways & Transportation Authority (Revenue Bonds)
Series A, Insurer: AMBAC
Zero Coupon, 07/01/2018	85,000	59,679
Series E, Insurer: AGM
5.50%, 07/01/2015 - 07/01/2016	175,000	176,406
Series L, Insurer: AGC
5.25%, 07/01/2017 - 07/01/2018	100,000	99,969
Puerto Rico Infrastructure Financing Authority (Revenue Bonds)
Series C, Issuer: AMBAC
5.50%, 07/01/2015	25,000	24,544
Puerto Rico Municipal Finance Agency (Revenue Bonds)
Series B, Insurer: AGC
5.25%, 07/01/2017	80,000	80,246
Series C, Insurer: AGM
5.00%, 08/01/2015 - 08/01/2016	110,000	110,555
5.25%, 08/01/2017	40,000	40,100
Puerto Rico Public Buildings Authority (Revenue Bonds)
Series H, Insurer: AMBAC
5.50%, 07/01/2016	75,000	72,694

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Rhode Island - 0.2%
State of Rhode Island (Certificate of Participation)
Series B
5.00%, 10/01/2022	$ 50,000	$ 57,221
South Carolina - 1.4%
County of Florence, SC (Revenue Bonds)
Series A, Insurer: AGM
5.00%, 11/01/2031	75,000	75,406
Greenville County School District (Revenue Bonds)
Insurer: ASSURED GTY
5.00%, 12/01/2025	25,000	27,265
Piedmont Municipal Power Agency (Revenue Bonds)
Series A-3
5.00%, 01/01/2023	200,000	222,962
Tennessee - 0.2%
Tennessee State School Bond Authority (Revenue Bonds)
Series C
5.00%, 05/01/2019	30,000	35,560
Texas - 5.9%
City of Corpus Christi, TX Utility System Revenue (Revenue Bonds)
5.00%, 07/15/2019	60,000	70,569
City of Pearland, TX (General Obligation Limited)
5.00%, 03/01/2023	25,000	29,539
City of San Antonio, TX Airport System (Revenue Bonds)
Series A, Insurer: AGM
3.25%, 07/01/2018	35,000	37,639
County of Grayson, TX (General Obligation Limited)
4.50%, 01/01/2024	20,000	22,348
Fort Bend County Municipal Utility District No. 129 (General Obligation Unlimited)
Insurer: AGM
3.60%, 09/01/2022	30,000	30,655
Harris County Cultural Education Facilities Finance Corp. (Revenue Bonds)
Series A
4.38%, 11/15/2021	20,000	22,020
Harris County Municipal Utility District No. 290 (General Obligation Unlimited)
4.00%, 09/01/2022	150,000	158,329
Harris County Municipal Utility District No. 389 (General Obligation Unlimited)
4.00%, 09/01/2025	120,000	123,752
Harris County Municipal Utility District No. 49 (General Obligation Unlimited)
4.00%, 04/01/2023 (A)	75,000	78,753
6.00%, 04/01/2020 (A)	50,000	60,523
Hidalgo County Regional Mobility Authority (Revenue Bonds)
5.00%, 12/01/2024	100,000	113,176
Lower Colorado River Authority (Revenue Bonds)
5.00%, 05/15/2020	35,000	40,650
Series B
5.00%, 05/15/2024	45,000	50,678
Metropolitan Transit Authority of Harris County (Revenue Bonds)
Series A
5.00%, 11/01/2020	40,000	47,598

	Principal	Value
Texas (continued)
North Texas Health Facilities Development Corp. (Revenue Bonds)
Insurer: AGM
5.00%, 09/01/2020	$ 30,000	$ 33,176
North Texas Municipal Water District (Revenue Bonds)
5.00%, 06/01/2028	25,000	27,914
Parkway Utility District (General Obligation Unlimited)
Insurer: AGM
4.00%, 03/01/2023	75,000	77,048
Tarrant County Cultural Education Facilities Finance Corp. (Revenue Bonds)
Series A
5.00%, 02/15/2017	40,000	45,153
Series A, Insurer: ASSURED GTY
4.25%, 09/01/2017	100,000	110,157
Texas Public Finance Authority (Revenue Bonds)
Insurer: AGM
4.38%, 10/15/2028	100,000	103,144
University of Houston (Revenue Bonds)
Series A
5.00%, 02/15/2024	40,000	45,607
University of North Texas (Revenue Bonds)
Series A, Insurer: AGM
5.50%, 04/15/2017	50,000	50,218
Village of Westworth, TX (General Obligation Limited)
3.00%, 08/15/2019	35,000	37,820
Utah - 1.2%
City of Riverton, UT (Revenue Bonds)
5.00%, 08/15/2018	75,000	87,068
South Davis Recreational District (General Obligation Unlimited)
4.00%, 01/01/2025	50,000	53,441
Utah State Board of Regents (Revenue Bonds)
5.00%, 11/01/2019	40,000	47,415
Series A
5.00%, 04/01/2023	40,000	44,903
Washington County Water Conservancy District (Revenue Bonds)
5.00%, 10/01/2022	50,000	58,807
Virginia - 0.4%
Virginia College Building Authority (Revenue Bonds)
Series B
5.00%, 09/01/2028	50,000	55,776
Virginia Resources Authority (Revenue Bonds)
Series C
5.00%, 11/01/2020	35,000	41,560
Washington - 1.0%
Central Puget Sound Regional Transit Authority (Revenue Bonds)
4.75%, 02/01/2028	50,000	50,624
City of Tacoma, WA (Revenue Bonds)
Series A
4.00%, 12/01/2021	25,000	27,382
Energy Northwest (Revenue Bonds)
Series A
5.25%, 07/01/2018	35,000	41,378

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Washington (continued)
Grant County Public Utility District No. 2 (Revenue Bonds)
Series J
5.00%, 01/01/2024	$ 20,000	$ 23,189
Port of Seattle, WA (Revenue Bonds)
Series A
5.00%, 08/01/2018	25,000	29,000
Snohomish County Public Utility District No. 1 (Revenue Bonds)
5.00%, 12/01/2021	25,000	29,537
Washington Health Care Facilities Authority (Revenue Bonds)
Series A
5.00%, 10/01/2019	25,000	29,401
West Virginia - 0.1%
West Virginia University (Revenue Bonds)
Series A
5.00%, 10/01/2024	25,000	28,498
Wisconsin - 1.0%
State of Wisconsin (Revenue Bonds)
Series A
5.00%, 05/01/2019	25,000	29,439
Wisconsin Health & Educational Facilities Authority (Revenue Bonds)
5.00%, 08/15/2021 - 08/15/2023	165,000	181,776
Series B
5.00%, 08/15/2018	25,000	29,107
Wyoming - 0.1%
Wyoming State Loan & Investment Board (Revenue Bonds)
Series A
4.00%, 10/01/2020	25,000	28,218

Total Municipal Government Obligations (cost $23,099,820)		23,311,301

REPURCHASE AGREEMENT - 4.1%
State Street Bank & Trust Co. 0.01% (C), dated 01/31/2014, to be repurchased at $987,271 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 10/20/2027, and with a value of $1,010,006.	987,270	987,270

Total Repurchase Agreement (cost $987,270)		987,270

Total Investment Securities (cost $24,087,090) (D)		24,298,571
Other Assets and Liabilities - Net - (1.9)%		(449,985)

Net Assets - 100.0%		$ 23,848,586

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Municipal Government Obligations	$—	$23,311,301	$—	$23,311,301
Repurchase Agreement	—	987,270	—	987,270

Total Investment Securities	$—	$24,298,571	$—	$24,298,571

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(B)	Floating or variable rate note. Rate is listed as of January 31, 2014.
(C)	Rate shown reflects the yield at January 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $24,087,090. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $394,040 and $182,559, respectively. Net unrealized appreciation for tax purposes is $211,481.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	AMBAC Financial Group, Inc.
ASSURED GTY	Assured Guaranty, Ltd.
BHAC	Berkshire Hathaway Assurance Corporation
FGIC	Financial Guaranty Insurance Company
ICC	Insured Custody Certificate
MBIA	National Public Finance Guarantee Corporation (formerly Municipal Bond Insurance Association)
NATL-RE	National Public Finance Guarantee Corporation
XLCA	Syncora (formerly XL Capital Assurance, Inc.)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS - 15.1%
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029		$ 2,485,007	$ 3,024,331
U.S. Treasury Note
0.25%, 05/15/2015 - 12/31/2015		20,506,100	20,489,825
0.38%, 08/31/2015		20,715,000	20,758,688
1.38%, 07/31/2018		17,625,000	17,651,156
1.75%, 05/15/2022		9,673,900	9,166,020
2.00%, 02/15/2023		11,956,700	11,399,972
2.50%, 08/15/2023		3,763,000	3,718,314

Total U.S. Government Obligations (cost $85,807,598)			86,208,306

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.8%
Fannie Mae, TBA
3.50%		20,328,000	21,426,982
Freddie Mac, IO
5.00%, 08/01/2035		2,397,549	445,386

Total U.S. Government Agency Obligations (cost $22,398,673)			21,872,368

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
Canada Housing Trust No. 1
3.15%, 06/15/2015 - 144A	CAD	2,500,000	2,309,248
Mexican Bonos
7.00%, 06/19/2014	MXN	18,000,000	1,362,948
7.25%, 12/15/2016		28,500,000	2,292,443
Philippine Government International Bond
4.95%, 01/15/2021	PHP	90,000,000	2,065,313

Total Foreign Government Obligations (cost $8,092,017)			8,029,952

MORTGAGE-BACKED SECURITIES - 11.7%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 - 144A		$559,914	583,536
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A (A)		92,613	92,591
American Home Mortgage Assets Trust
Series 2007-2, Class A1
0.28%, 03/25/2047 (A)		1,148,806	888,063
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.79%, 08/26/2035 - 144A (A)		408,299	405,187
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A (A)		750,153	803,831
Series 2009-RR6, Class 2A1
2.70%, 08/26/2035 - 144A (A)		660,550	614,360
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (A)		816,544	869,876
Boca Hotel Portfolio Trust
Series 2013-BOCA, Class C
2.31%, 08/15/2026 - 144A (A)		4,500,000	4,507,983
CD Commercial Mortgage Trust
Series 2007-CD4, Class A1A
5.29%, 12/11/2049 (A)		1,010,543	1,088,634
Countrywide Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034		580,497	599,266
Series 2005-14, Class 4A1
0.38%, 05/25/2035 (A)		2,200,369	1,903,066
Series 2006-OC1, Class 2A3A
0.48%, 03/25/2036 (A)		2,822,205	2,327,946

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Commercial Mortgage Trust
Series 2007-C1, Class A1A
5.36%, 02/15/2040	$ 3,877,072	$ 4,136,316
Credit Suisse Mortgage Capital Certificates
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A (A)	328,421	327,738
HarborView Mortgage Loan Trust
Series 2006-9, Class 2A1A
0.37%, 11/19/2036 (A)	6,778,979	5,080,899
Hilton USA Trust
Series 2013-HLF, Class CFL
2.07%, 11/05/2030 - 144A (A)	880,000	880,200
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.67%, 12/26/2037 - 144A (A)	261,452	262,091
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	184,475	199,679
Series 2009-R7, Class 12A1
2.62%, 08/26/2036 - 144A (A)	161,842	159,580
Series 2009-R7, Class 1A1
2.34%, 02/26/2036 - 144A (A)	514,034	508,597
Series 2009-R7, Class 4A1
2.62%, 09/26/2034 - 144A (A)	355,477	350,559
Series 2009-R9, Class 1A1
2.40%, 08/26/2046 - 144A (A)	404,184	407,125
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-FL1A, Class A2
0.61%, 07/15/2019 - 144A (A)	3,924,894	3,906,663
Series 2007-LD11, Class ASB
5.81%, 06/15/2049 (A)	749,100	798,451
Series 2013-ALC, Class B
3.01%, 07/17/2026 - 144A (A)	1,290,000	1,302,691
Series 2014-FBLU, Class D
2.77%, 12/15/2028 - 144A (A) (B)	3,750,000	3,754,809
JPMorgan Commercial Mortgage-Backed Securities Trust
Series 2009-RR2, Class MLB
5.74%, 06/15/2050 - 144A (A)	3,110,000	3,368,836
JPMorgan Re-REMIC Trust
Series 2009-7, Class 8A1
4.43%, 01/27/2047 - 144A (A)	224,680	225,496
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A
3.91%, 06/25/2043 - 144A	134,615	135,994
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1
2.69%, 03/25/2036 (A)	3,177,897	2,416,962
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
5.81%, 08/15/2045 - 144A (A)	2,555,000	2,805,416
Series 2010-R4, Class 3A
5.50%, 08/26/2047 - 144A	898,305	938,202
RALI Trust
Series 2006-QO1, Class 3A1
0.43%, 02/25/2046 (A)	1,992,387	1,359,541
Residential Asset Securitization Trust
Series 2004-A4, Class A11
5.50%, 08/25/2034	2,133,962	2,228,930
RREF LLC
Series 2013-LT2, Class A
2.83%, 05/22/2028 - 144A	639,786	642,422
Spirit Master Funding LLC
Series 2007-1A, Class A
5.74%, 03/20/2025 - 144A	6,619,567	6,566,729

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust
Series 2006-AR7, Class A1BG
0.28%, 08/25/2036 (A)	$ 6,744,346	$ 5,025,455
Series 2007-AR3, Class 1A3
0.37%, 09/25/2047 (A)	6,000,000	3,960,876
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
2.49%, 06/25/2033 (A)	153,721	156,944
Series 2003-L, Class 1A2
2.49%, 11/25/2033 (A)	116,675	118,756

Total Mortgage-Backed Securities (cost $65,357,822)		66,710,296

ASSET-BACKED SECURITIES - 6.1%
Bayview Opportunity Master Fund IIA Trust
Series 2013-2RPL, Class A
3.72%, 03/28/2018 - 144A (A)	750,787	745,228
Bayview Opportunity Master Fund Trust IIlA, LP
Series 2013-4RPL, Class A
4.46%, 07/28/2018 - 144A (A)	802,170	803,564
BXG Receivables Note Trust
Series 2013-A, Class A
3.01%, 12/04/2028 - 144A	2,089,014	2,112,726
Countrywide Asset-Backed Certificates
Series 2005-AB3, Class 2A3
0.52%, 02/25/2036 (A)	3,382,906	3,047,937
Series 2006-17, Class 2A2
0.31%, 03/25/2047 (A)	4,771,997	3,789,233
Series 2006-22, Class 2A3
0.32%, 01/25/2034 (A)	3,707,555	3,079,688
Series 2006-6, Class 2A3
0.44%, 09/25/2036 (A)	3,600,000	2,867,994
Diamond Resorts Owner Trust
Series 2013-1, Class A
1.95%, 01/20/2025 - 144A	1,951,543	1,950,491
Series 2013-2, Class A
2.27%, 05/20/2026 - 144A	1,758,066	1,754,309
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A	1,560,000	1,610,700
GSAA Trust
Series 2006-1, Class A3
0.49%, 01/25/2036 (A)	2,021,430	1,415,332
GSAMP Trust
Series 2006-HE1, Class A2D
0.47%, 01/25/2036 (A)	2,270,000	2,059,473
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T4, Class DT4
2.33%, 08/15/2044 - 144A	1,170,000	1,170,585
Series 2013-T6, Class DT6
2.23%, 09/15/2044 - 144A	695,000	694,861
Series 2014-T1, Class DT1
2.29%, 01/17/2045 - 144A (C)	1,870,000	1,869,999
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.40%, 03/20/2036 (A)	1,510,000	1,464,307
Lehman XS Trust
Series 2005-8, Class 1A3
0.51%, 12/25/2035 (A)	2,368,625	1,587,343
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4
0.48%, 02/25/2036 (A)	1,238,773	1,163,836

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2011-2A, Class A
3.26%, 05/20/2028 - 144A	$ 1,003,964	$ 1,027,148
Westgate Resorts LLC
Series 2013-1A, Class A
2.25%, 08/20/2025 - 144A	768,967	768,790

Total Asset-Backed Securities (cost $31,870,389)		34,983,544

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.8%
Rhode Island Economic Development Corp. (Revenue Bonds) Insurer: AGM
6.00%, 11/01/2015 (D)	1,065,000	1,096,662
State of California (General Obligation Unlimited)
7.95%, 03/01/2036	3,150,000	3,719,615

Total Municipal Government Obligations (cost $4,439,298)		4,816,277

PREFERRED CORPORATE DEBT SECURITY - 1.1%
Insurance - 1.1%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A (A)	6,105,000	6,532,350

Total Preferred Corporate Debt Security (cost $5,947,054)		6,532,350

CORPORATE DEBT SECURITIES - 55.6%
Airlines - 1.8%
America West Airlines Pass-Through Trust
8.06%, 01/02/2022	779,400	853,443
American Airlines Pass-Through Trust
4.00%, 01/15/2027 - 144A	1,863,120	1,821,200
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	1,740,902	1,837,696
7.46%, 10/01/2016	268,565	268,887
U.S. Airways Pass-Through Trust
3.95%, 05/15/2027	1,255,000	1,248,725
UAL Pass-Through Trust
10.40%, 05/01/2018	2,370,074	2,690,034
Virgin Australia Trust
5.00%, 04/23/2025 - 144A	1,555,000	1,632,750
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL 2,200,000	888,843
Building Products - 0.9%
Owens Corning
4.20%, 12/15/2022	$ 5,253,000	5,189,344
Capital Markets - 0.8%
Bank of New York Mellon Corp., Series MTN
3.65%, 02/04/2024 (B)	1,000,000	1,003,676
Morgan Stanley
5.75%, 01/25/2021	1,710,000	1,943,254
Prospect Capital Corp.
5.88%, 03/15/2023	1,625,000	1,617,187
Commercial Banks - 9.1%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	4,390,000	5,827,593
BBVA Bancomer SA
6.50%, 03/10/2021 - 144A	2,050,000	2,201,188
BNP Paribas SA, Series MTN
2.38%, 09/14/2017	3,000,000	3,068,409
CIT Group, Inc.
4.75%, 02/15/2015 - 144A (E)	570,000	587,100

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Commercial Banks (continued)
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA
11.00%, 06/30/2019 - 144A (A) (F)	$ 3,750,000	$ 4,931,250
Deutsche Bank AG
6.00%, 09/01/2017	3,850,000	4,428,559
HBOS PLC,
Series MTN
6.75%, 05/21/2018 - 144A	4,465,000	5,064,051
ING Bank NV
5.80%, 09/25/2023 - 144A	3,845,000	4,025,073
Intesa Sanpaolo SpA
2.38%, 01/13/2017	1,500,000	1,498,920
3.13%, 01/15/2016	2,750,000	2,805,014
Regions Bank
7.50%, 05/15/2018	4,610,000	5,434,701
Royal Bank of Scotland Group PLC
5.05%, 01/08/2015	2,220,000	2,275,500
Societe Generale SA
5.75%, 04/20/2016 - 144A	2,569,000	2,784,154
UBS AG
7.63%, 08/17/2022 (E)	2,180,000	2,505,572
Wells Fargo & Co.
7.98%, 03/15/2018 (A) (F)	4,105,000	4,628,387
Commercial Services & Supplies - 0.6%
Steelcase, Inc.
6.38%, 02/15/2021	3,035,000	3,469,870
Construction Materials - 0.2%
Voto-Votorantim Overseas Trading Operations V, Ltd.
6.63%, 09/25/2019 - 144A (E)	840,000	917,700
Consumer Finance - 1.0%
Ally Financial, Inc.
4.63%, 06/26/2015	890,000	922,387
Springleaf Finance Corp.,
Series MTN
6.90%, 12/15/2017	4,540,000	4,959,950
Containers & Packaging - 0.3%
Exopack Holding Corp.
10.00%, 06/01/2018 - 144A (E)	1,280,000	1,395,200
Graphic Packaging International, Inc.
4.75%, 04/15/2021	265,000	261,688
Diversified Financial Services - 5.2%
Bank of America Corp.
6.50%, 07/15/2018	2,250,000	2,649,474
Bank of America Corp.,
Series MTN
6.88%, 04/25/2018	3,750,000	4,471,954
Citigroup, Inc.
5.95%, 01/30/2023 (A) (E) (F)	4,455,000	4,254,525
General Electric Capital Corp.
7.13%, 06/15/2022 (A) (F)	2,900,000	3,258,875
ING US, Inc.
5.50%, 07/15/2022	2,755,000	3,053,653
Jefferies Group LLC
5.13%, 01/20/2023 (E)	1,785,000	1,851,042
JPMorgan Chase & Co.
5.15%, 05/01/2023 (A) (F)	4,475,000	4,066,656
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A	1,950,000	2,310,941
Vesey Street Investment Trust I
4.40%, 09/01/2016 (G)	3,485,000	3,746,751
Diversified Telecommunication Services - 4.0%
CenturyLink, Inc.
5.80%, 03/15/2022 (E)	2,975,000	2,930,375
Frontier Communications Corp.
7.63%, 04/15/2024 (E)	2,970,000	2,947,725
GTP Acquisition Partners I LLC
7.63%, 06/15/2041 - 144A	500,000	536,143

	Principal	Value
Diversified Telecommunication Services (continued)
GTP Towers Issuer LLC
4.44%, 02/15/2040 - 144A	$ 2,295,000	$ 2,355,437
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	885,000	962,437
Level 3 Communications, Inc.
8.88%, 06/01/2019 (E)	180,000	197,100
Level 3 Financing, Inc.
8.13%, 07/01/2019	3,710,000	4,071,725
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A	4,615,000	5,079,906
Verizon Communications, Inc.
1.77%, 09/15/2016 (A)	1,637,000	1,685,318
Wind Acquisition Finance SA
7.25%, 02/15/2018 - 144A	1,530,000	1,602,675
11.75%, 07/15/2017 - 144A	345,000	363,975
Electric Utilities - 0.2%
EDP Finance BV
5.25%, 01/14/2021 - 144A (E)	945,000	962,719
Electrical Equipment - 0.2%
Anixter, Inc.
5.95%, 03/01/2015 (E)	1,300,000	1,352,000
Energy Equipment & Services - 2.1%
Enterprise Products Operating LLC
8.38%, 08/01/2066 (A)	2,540,000	2,825,750
NuStar Logistics, LP
8.15%, 04/15/2018	2,196,000	2,475,990
Seadrill, Ltd.
5.63%, 09/15/2017 - 144A	1,500,000	1,545,000
Transocean, Inc.
6.38%, 12/15/2021 (E)	2,071,000	2,308,782
Weatherford International, Ltd.
9.63%, 03/01/2019	2,087,000	2,709,370
Food & Staples Retailing - 0.2%
C&S Group Enterprises LLC
8.38%, 05/01/2017 - 144A (E)	1,252,000	1,314,600
Stater Bros Holdings, Inc.
7.38%, 11/15/2018	65,000	68,575
Food Products - 1.0%
Michael Foods Group, Inc.
9.75%, 07/15/2018	2,665,000	2,868,206
Post Holdings, Inc.
7.38%, 02/15/2022 (E)	2,633,000	2,800,854
Health Care Equipment & Supplies - 0.8%
Hologic, Inc.
6.25%, 08/01/2020 (E)	1,365,000	1,424,719
Mallinckrodt International Finance SA
3.50%, 04/15/2018 - 144A	2,935,000	2,930,732
Health Care Providers & Services - 0.9%
CHS/Community Health Systems, Inc.
7.13%, 07/15/2020 (E)	2,225,000	2,369,625
Express Scripts Holding Co.
4.75%, 11/15/2021	2,720,000	2,952,370
Hotels, Restaurants & Leisure - 0.5%
Wyndham Worldwide Corp.
2.50%, 03/01/2018	3,100,000	3,138,099
Household Durables - 0.3%
Meritage Homes Corp.
4.50%, 03/01/2018	1,430,000	1,437,150
Household Products - 0.5%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020 (E)	2,995,000	3,062,387

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc.
7.88%, 05/15/2021 (E)	$ 4,220,000	$ 4,610,350
Insurance - 5.3%
American Financial Group, Inc.
9.88%, 06/15/2019 (E)	2,025,000	2,652,438
American International Group, Inc.,
Series MTN
5.85%, 01/16/2018	1,655,000	1,904,039
Chubb Corp.
6.38%, 03/29/2067 (A)	3,455,000	3,809,138
Fidelity National Financial, Inc.
6.60%, 05/15/2017 (E)	2,170,000	2,442,363
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	3,365,000	3,773,027
Hartford Financial Services Group, Inc.
5.50%, 10/15/2016	2,249,000	2,497,652
Oil Insurance, Ltd.
3.23%, 03/03/2014 - 144A (A) (F)	1,245,000	1,124,854
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (A)	2,925,000	2,925,000
Sompo Japan Insurance, Inc.
5.33%, 03/28/2073 - 144A (A)	5,235,000	5,383,700
Stone Street Trust
5.90%, 12/15/2015 - 144A	3,675,000	3,968,658
IT Services - 0.8%
Cardtronics, Inc.
8.25%, 09/01/2018	4,175,000	4,467,250
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	2,400,000	2,396,448
Marine - 0.5%
Martin Midstream Partners LP / Martin Midstream Finance Corp.
8.88%, 04/01/2018 (E)	2,463,000	2,595,386
Media - 1.0%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	2,815,000	2,969,025
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 - 144A	2,415,000	2,620,275
Metals & Mining - 1.3%
Anglo American Capital PLC
9.38%, 04/08/2019 - 144A (E)	1,956,000	2,499,181
FMG Resources Pty, Ltd.
7.00%, 11/01/2015 - 144A (E)	160,000	166,448
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	955,000	964,719
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	2,200,000	2,887,388
Xstrata Finance Canada, Ltd.
5.80%, 11/15/2016 - 144A	1,000,000	1,106,736
Multi-Utilities - 0.5%
Black Hills Corp.
4.25%, 11/30/2023	1,650,000	1,683,690
5.88%, 07/15/2020	1,200,000	1,390,364
Oil, Gas & Consumable Fuels - 4.0%
Chesapeake Energy Corp.
6.50%, 08/15/2017 (E)	2,075,000	2,329,187
Energy Transfer Partners, LP
4.90%, 02/01/2024	2,232,000	2,290,213
Gazprom OAO Via GAZ Capital SA
5.09%, 11/29/2015 - 144A	725,000	770,603

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Linn Energy LLC / Linn Energy Finance Corp.
7.00%, 11/01/2019 - 144A (E)	$ 2,855,000	$ 2,897,825
Lukoil International Finance BV
3.42%, 04/24/2018 - 144A	1,550,000	1,538,375
6.38%, 11/05/2014 - 144A	1,180,000	1,216,875
Petrobras Global Finance BV
3.00%, 01/15/2019	1,980,000	1,865,849
Petrohawk Energy Corp.
7.25%, 08/15/2018	1,543,000	1,651,473
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	1,351,000	1,680,306
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 - 144A	2,270,000	2,678,600
Rosneft Finance SA
6.25%, 02/02/2015 - 144A	1,835,000	1,924,181
Rosneft Oil Co. via Rosneft International Finance, Ltd.
3.15%, 03/06/2017 - 144A	1,740,000	1,749,048
Paper & Forest Products - 0.7%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/2017 - 144A	608,000	650,560
Boise Cascade Co.
6.38%, 11/01/2020 (E)	1,390,000	1,449,075
Exopack Holdings SA
7.88%, 11/01/2019 - 144A	1,600,000	1,656,000
Pharmaceuticals - 1.1%
Actavis, Inc.
3.25%, 10/01/2022	1,865,000	1,771,888
Perrigo Co. PLC
2.30%, 11/08/2018 - 144A	4,498,000	4,510,725
Real Estate Investment Trusts - 1.5%
CBL & Associates, LP
5.25%, 12/01/2023	1,288,000	1,326,497
EPR Properties
7.75%, 07/15/2020	3,000,000	3,491,487
Kilroy Realty, LP
6.63%, 06/01/2020 (E)	3,252,000	3,808,287
Road & Rail - 1.2%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	960,000	1,004,227
7.13%, 10/15/2020 - 144A (E)	5,150,000	5,788,683
Software - 0.6%
First Data Corp.
6.75%, 11/01/2020 - 144A	650,000	684,125
7.38%, 06/15/2019 - 144A	2,480,000	2,647,400
Specialty Retail - 0.4%
Claire’s Stores, Inc.
9.00%, 03/15/2019 - 144A	2,315,000	2,424,962
Tobacco - 0.6%
Lorillard Tobacco Co.
8.13%, 06/23/2019 (E)	2,700,000	3,362,237
Trading Companies & Distributors - 1.2%
International Lease Finance Corp.
6.25%, 05/15/2019	2,010,000	2,180,850
6.75%, 09/01/2016 - 144A	4,215,000	4,694,456
Wireless Telecommunication Services - 2.9%
Crown Castle Towers LLC
4.88%, 08/15/2040 - 144A	1,550,000	1,687,527
6.11%, 01/15/2040 - 144A	2,650,000	3,041,527
SBA Tower Trust
5.10%, 04/17/2042 - 144A	3,680,000	3,984,590

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Wireless Telecommunications Services (continued)
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	$ 3,160,000	$ 3,815,700
WCP Wireless Site Funding / WCP Wireless Site RE Funding
4.14%, 11/15/2040 - 144A	1,550,305	1,595,277
6.83%, 11/15/2040 - 144A	2,570,000	2,710,898

Total Corporate Debt Securities (cost $308,457,001)		317,648,562

CONVERTIBLE BOND - 0.4%
Automobiles - 0.4%
Ford Motor Co.
Series 2012-D, Class A3
4.25%, 11/15/2016 (E)	1,140,000	2,025,638

Total Convertible Bond (cost $1,489,327)		2,025,638

LOAN ASSIGNMENTS - 1.1%
Communications Equipment - 0.2%
Sorenson Communications, 1st Lien Term
9.50%, 10/31/2014	1,488,750	1,508,600
Food & Staples Retailing - 0.1%
Albertsons LLC, Term Loan B1
4.25%, 03/21/2016 (A)	301,068	303,097
Albertsons LLC, Term Loan B2
4.75%, 03/21/2019 (A)	196,432	198,315
Household Products - 0.5%
Dell International LLC, USD Term Loan B
4.50%, 04/29/2020 (A)	2,668,313	2,654,693
Media - 0.1%
CBS Outdoor Americas, Term Loan B
—, 01/31/2021 (H)	400,000	401,333
Multiline Retail - 0.2%
JC Penney Corp., Inc., 1st Lien Term
6.00%, 05/22/2018 (A)	1,492,500	1,445,394

Total Loan Assignments (cost $6,516,129)		6,511,432

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.6%
U.S. Treasury Bill
0.11%, 12/11/2014 (I)	3,365,000	3,361,738

Total Short-Term U.S. Government Obligation (cost $3,361,738)		3,361,738

	Shares	Value
PREFERRED STOCKS - 1.3%
Commercial Banks - 0.1%
CoBank ACB - Series F 144A, 6.25% (A) (E)	9,770	945,247
Consumer Finance - 0.3%
Ally Financial, Inc. - Series A, 8.50% (A)	60,200	1,627,206
Diversified Telecommunication Services - 0.6%
Centaur Funding Corp. - Class A 144A, 9.08%	2,661	3,260,557
Real Estate Investment Trusts - 0.3%
American Realty Capital Properties, Inc. - Series F, 6.70%	72,000	1,540,800

Total Preferred Stocks (cost $7,454,601)		7,373,810

	Shares	Value
COMMON STOCK - 0.2%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc. (E)	26,000	$ 1,248,520

Total Common Stock (cost $814,250)		1,248,520

WARRANT - 0.4%
Commercial Banks - 0.4%
Wells Fargo & Co. (J)
Expiration: 10/28/2018
Exercise Price: $34.01	148,210	2,443,983

Total Warrant (cost $1,141,217)		2,443,983

SECURITIES LENDING COLLATERAL - 5.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (I)	30,655,660	30,655,660

Total Securities Lending Collateral (cost $30,655,660)		30,655,660

	Principal	Value
REPURCHASE AGREEMENT - 5.3%
State Street Bank & Trust Co. 0.01% (I),dated 01/31/2014, to be repurchased at $30,294,398 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 5.50%, due 08/15/2028, and with a value of $30,900,392.	$ 30,294,372	30,294,372

Total Repurchase Agreement (cost $30,294,372)		30,294,372

Total Investment Securities (cost $614,097,146) (K)		630,716,808
Other Assets and Liabilities - Net - (10.3)%		(58,996,296)

Net Assets - 100.0%		$ 571,720,512

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$86,208,306	$—	$86,208,306
U.S. Government Agency Obligations	—	21,872,368	—	21,872,368
Foreign Government Obligations	—	8,029,952	—	8,029,952
Mortgage-Backed Securities	—	66,710,296	—	66,710,296
Asset-Backed Securities	—	34,983,544	—	34,983,544
Municipal Government Obligations	—	4,816,277	—	4,816,277
Preferred Corporate Debt Security	—	6,532,350	—	6,532,350
Corporate Debt Securities	—	317,648,562	—	317,648,562
Convertible Bond	—	2,025,638	—	2,025,638
Loan Assignments	—	6,511,432	—	6,511,432
Short-Term U.S. Government Obligation	—	3,361,738	—	3,361,738
Preferred Stocks	7,373,810	—	—	7,373,810
Common Stock	1,248,520	—	—	1,248,520
Warrant	2,443,983	—	—	2,443,983
Securities Lending Collateral	30,655,660	—	—	30,655,660
Repurchase Agreement	—	30,294,372	—	30,294,372

Total Investment Securities	$41,721,973	$588,994,835	$—	$630,716,808

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of January 31, 2014.
(B)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $1,869,999, or 0.33% of the fund’s net assets.
(D)	Illiquid. Total aggregate fair value of illiquid securities is $1,096,662, or 0.19% of the fund’s net assets.
(E)	All or a portion of this security is on loan. The value of all securities on loan is $30,038,323. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	The security has a perpetual maturity. The date shown is the next call date.
(G)	Step bond – Coupon rate changes in increments to maturity. Rate disclosed is as of January 31, 2014. Maturity date disclosed is the ultimate maturity date.
(H)	All or a portion of this security represents unsettled loan commitments at January 31, 2014 where the rate will be determined at time of settlement.
(I)	Rate shown reflects the yield at January 31, 2014.
(J)	Non-income producing security.
(K)	Aggregate cost for federal income tax purposes is $614,097,146. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $19,646,207 and $3,026,545, respectively. Net unrealized appreciation for tax purposes is $16,619,662.
(L)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities aggregated $185,552,422, or 32.46% of the fund’s net assets.
AGM	Assured Guaranty Municipal Corporation
IO	Interest only portion of a STRIP (Separate Trading of Registered Interest and Principal Security) Security
MTN	Medium Term Note
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
TBA	To Be Announced

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
MXN	Mexican Peso
PHP	Philippine Peso

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 2.9%
Containers & Packaging - 0.3%
Graphic Packaging International, Inc.
4.75%, 04/15/2021 (A)	$ 500,000	$ 493,750
Food Products - 0.3%
Post Holdings, Inc.
6.75%, 12/01/2021 - 144A	500,000	523,750
Health Care Providers & Services - 1.1%
CHS/Community Health Systems, Inc.
5.13%, 08/01/2021 - 144A (A)	1,000,000	1,006,250
LifePoint Hospitals, Inc.
5.50%, 12/01/2021 - 144A	500,000	508,750
Tenet Healthcare Corp.
4.75%, 06/01/2020 (A)	500,000	498,750
Household Durables - 0.3%
Meritage Homes Corp.
4.50%, 03/01/2018	500,000	502,500
Household Products - 0.6%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020 (A)	1,000,000	1,022,500
Media - 0.3%
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	500,000	511,250

Total Corporate Debt Securities (cost $5,027,332)		5,067,500

LOAN ASSIGNMENTS - 80.3%
Aerospace & Defense - 1.1%
Silver II US Holdings, LLC, Term Loan
4.00%, 12/13/2019 (B)	982,443	986,127
TransDigm, Inc., Term Loan C
3.75%, 02/28/2020 (B)	997,481	1,003,715
Auto Components - 1.0%
Allison Transmission, Inc., New Term Loan
3.75%, 08/23/2019 (B)	1,240,962	1,243,677
UCI International, Inc., New Term Loan B
5.50%, 07/26/2017 (B)	498,715	500,585
Biotechnology - 0.8%
Sage Products Holdings III LLC, Refi Term Loan B
4.25%, 12/13/2019 (B)	1,366,633	1,374,036
Building Products - 2.3%
Ply Gem Industries, Inc., Term Loan
4.00%, 01/16/2021 (B)	2,000,000	2,006,250
Southwire Co., Term Loan
—, 02/11/2021 (C)	2,000,000	2,005,000
Chemicals - 2.3%
Axalta Coating Systems US, USD Term Loan
—, 02/01/2020 (C)	2,000,000	2,016,250
Cyanco Intermediate Corp., Term Loan B
5.50%, 04/29/2020 (B)	498,747	503,423
Viskase Co., Inc., Term Loan B
—, 01/22/2021 (C)	1,500,000	1,499,375
Commercial Services & Supplies - 9.8%
ADS Waste Holdings, Inc., New Term Loan B
4.25%, 10/09/2019 (B)	1,980,000	1,987,734
ARG IH Corp., Term Loan B
5.00%, 11/15/2020 (B)	1,500,000	1,512,500

	Principal	Value
Commercial Services & Supplies (continued)
Ceridian Corp., Term Loan B
4.41%, 05/09/2017 (B)	$ 1,200,000	$ 1,204,928
EnergySolutions, LLC, Term Loan
7.25%, 08/12/2016 (B)	800,000	809,600
Fram Group Holdings, Inc.
6.50%, 07/29/2017 (B)	800,000	796,666
Garda World Security Corp., Delayed Draw
3.00%, 11/08/2020 (B)	305,046	306,648
Garda World Security Corp., New Term Loan B
4.00%, 11/06/2020 (B)	1,192,454	1,198,714
Multi Packaging Solutions, Inc., Incremental Term Loan B
—, 01/04/2021 (C)	500,000	503,750
Multi Packaging Solutions, Inc., New Term Loan B
—, 08/21/2020 (C)	1,000,000	1,003,333
Pacific Industrial Services, Ltd., USD 1st Lien Term Loan
5.00%, 10/02/2018 (B)	997,500	1,010,385
Polymer Group, Inc., 1st Lien Term Loan B
5.25%, 12/19/2019 (B)	1,000,000	1,007,500
Pre-Paid Legal Services, Inc., 1st Lien
6.25%, 07/01/2019 (B)	757,895	761,684
Protection One, Inc., Term Loan
—, 03/21/2019 (C)	825,000	825,000
Rexnord LLC, 1st Lien Term Loan B
4.00%, 08/21/2020 (B)	997,500	1,001,933
RGIS Services, LLC, Term Loan C
5.50%, 10/18/2017 (B)	498,731	494,990
ServiceMaster Co., Extended Term Loan
4.41%, 01/31/2017 (B)	997,468	991,027
W/S Packaging Group, Inc., Term Loan B
5.00%, 08/05/2019 (B)	498,750	498,750
West Corp., Term Loan B8
3.75%, 06/29/2018 (B)	1,000,000	1,002,031
Communications Equipment - 2.5%
Applied Systems, Inc., New 1st Lien Term Loan
4.25%, 01/25/2021 (B)	1,000,000	1,008,750
AVSC Holding Corp., 1st Lien Term
—, 01/22/2021 (C)	1,500,000	1,507,500
Global Tel*Link Corp., 1st Lien
5.00%, 05/22/2020 (B)	797,995	788,020
Mitel US Holdings, Inc., New Term Loan
—, 01/15/2020 (C)	1,000,000	1,007,500
Computers & Peripherals - 0.6%
Kronos, Inc., Refi Term Loan
4.50%, 10/30/2019 (B)	989,770	996,781
Consumer Finance - 0.6%
Springleaf Financial Funding Co., Term Loan B2
4.75%, 09/25/2019 (B)	1,000,000	1,011,250
Containers & Packaging - 2.9%
Ardagh Holdings USA, Inc., Incremental Term Loan
—, 12/17/2019 (C)	1,000,000	1,003,125
Berry Plastics Group, Inc., Term Loan E
3.75%, 01/09/2021 (B)	1,500,000	1,498,125
BWAY Holding Co., Term Loan B
4.50%, 08/07/2017 (B)	997,481	1,004,027
Tekni Plex, Inc., New Term Loan B
5.51%, 08/25/2019 (B)	1,496,241	1,496,241

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Distributors - 0.9%
VWR Funding, Inc., USD Term Loan
3.45%, 04/03/2017 (B)	$ 1,496,222	$ 1,500,897
Diversified Financial Services - 2.8%
Clipper Acquisitions Corp., New Term Loan B
—, 02/06/2020 (C)	500,000	500,000
Clipper Acquisitions Corp., Term Loan B
4.00%, 02/06/2020 (B)	498,741	500,819
Connolly Holdings, Inc., New 1st Lien Term Loan
—, 01/29/2021 (C)	1,500,000	1,508,437
Duff & Phelps Investment Management Co., Term Loan B
4.50%, 04/23/2020 (B)	997,495	999,158
Nuveen Investments, Inc., New Term Loan
4.16%, 05/15/2017 (B)	1,300,000	1,296,913
Diversified Telecommunication Services - 1.4%
Cincinnati Bell, Inc., New Term Loan B
4.00%, 09/10/2020 (B)	897,750	900,155
Intelsat Jackson Holdings, Term Loan B2
3.75%, 06/30/2019 (B)	1,000,000	1,006,500
Securus Technologies Holdings, Inc., Term Loan
4.75%, 04/30/2020 (B)	498,750	496,256
Electric Utilities - 1.0%
EFS Cogen Holdings I LLC, Term Loan B
3.75%, 12/17/2020 (B)	833,333	837,761
Raven Power Finance LLC, Term Loan
5.25%, 12/19/2020 (B)	1,000,000	1,005,000
Electronic Equipment & Instruments - 0.7%
Sensus USA, Inc., 1st Lien Term Loan
4.75%, 05/09/2017 (B)	1,196,931	1,199,924
Energy Equipment & Services - 1.0%
Stallion Oilfield Holdings, Inc., Term Loan B
8.00%, 06/19/2018 (B)	797,995	808,967
Tallgrass Operations, LLC, New Term Loan B
4.25%, 11/13/2018 (B)	1,000,000	1,007,500
Food & Staples Retailing - 2.4%
Albertsons LLC, Term Loan B2
4.75%, 03/21/2019 (B)	800,000	807,666
Bellisio Foods, Inc., Delayed Draw
5.25%, 07/31/2019 (B)	204,750	204,750
Bellisio Foods, Inc., New Term Loan
5.25%, 07/31/2019 (B)	283,500	283,500
Pinnacle Foods Finance LLC, Incremental Term Loan H
3.25%, 04/29/2020 (B)	1,000,000	1,000,536
Rite AID Corp., 2nd Lien Term
5.75%, 08/21/2020 (B)	500,000	511,500
Roundy’s Supermarkets, Inc., Term Loan B
5.75%, 02/13/2019 (B)	544,181	547,680
SUPERVALU, Inc., Refi Term Loan B
4.50%, 03/21/2019 (B)	747,962	750,767
Food Products - 3.9%
ARAMARK Corp., Extended
—, 07/26/2016 (C)	1,163,928	1,166,448
Del Monte Foods Co., 2nd Lien Term Loan
—, 04/11/2021 (C)	250,000	252,708
Del Monte Foods Co., Term Loan
—, 03/08/2018 - 11/06/2020 (C)	2,500,000	2,504,938

	Principal	Value
Food Products (continued)
Dole Food Co., Inc., New Term Loan B
4.50%, 11/01/2018 (B)	$ 2,000,000	$ 2,012,084
Mill US Acquisition LLC
4.75%, 07/03/2020 (B)	797,995	801,320
Health Care Equipment & Supplies - 1.4%
Biomet Inc., Term Loan B2
—, 07/25/2017 (C)	1,000,000	1,005,870
Kinetic Concepts, Inc., USD Term Loan D2
—, 11/04/2016 (C)	500,000	501,033
Kinetic Concepts, Inc., USD Term Loan E1
—, 05/04/2018 (C)	1,000,000	1,007,671
Health Care Providers & Services - 4.1%
Ardent Medical Services, Inc., Term Loan
6.75%, 07/02/2018 (B)	495,000	497,475
Community Health System, Inc., 2021 Term D Loan
4.25%, 01/27/2021 (B)	1,863,587	1,882,556
Community Health Systems, Inc., Term Loan E
3.49%, 01/25/2017 (B)	136,413	137,169
DaVita HealthCare Partners, Inc., New Term Loan B
4.50%, 10/20/2016 (B)	1,196,915	1,202,900
HCA, Inc., Term Loan B5
2.91%, 03/31/2017 (B)	997,500	999,024
Healogics, Inc., 1st Lien
5.25%, 02/05/2019 (B)	698,241	699,769
IASIS Healthcare LLC, Term Loan B2
4.50%, 05/03/2018 (B)	498,741	502,481
RegionalCare Hospital, Refi Term Loan
7.00%, 11/04/2018 (B)	598,492	585,026
Valitas Health Services, Inc., Term Loan B
5.75%, 06/02/2017 (B)	700,000	676,375
Health Care Technology - 0.9%
CT Technologies, Inc., 1st Lien Term
5.25%, 10/02/2019 (B)	500,000	502,187
Onex Carestream Finance LP, 1st Lien Term Loan
5.00%, 06/07/2019 (B)	987,342	1,001,321
Hotels, Restaurants & Leisure - 7.1%
Affinity Gaming, LLC, New Term Loan B
4.25%, 11/09/2017 (B)	539,964	546,714
AMC Entertainment, Inc., Inc. Term Loan
—, 04/30/2020 (C)	500,000	501,169
Caesars Entertainment Resort Properties LLC, Term Loan B
7.00%, 10/12/2020 (B)	500,000	505,278
Dunkin’ Brands, Inc., Term Loan B3
3.75%, 02/14/2020 (B)	498,637	500,039
Great Wolf Resorts, Inc., Term Loan B
4.50%, 08/06/2020 (B)	997,494	1,007,053
Hilton Worldwide Finance LLC, USD Term Loan B2
3.75%, 10/26/2020 (B)	1,200,000	1,207,768
Las Vegas Sands LLC, New Term Loan B
3.25%, 12/20/2020 (B)	500,000	500,800
MGM Resorts International, Term Loan B
3.50%, 12/20/2019 (B)	1,000,000	1,000,000
NEP Broadcasting LLC, Incremental Term Loan
4.25%, 01/22/2020 (B)	1,000,000	1,003,750
NEP Broadcasting LLC, Term Loan
4.75%, 01/22/2020 (B)	495,000	496,650
Scientific Games International, Inc., New Term Loan B
4.25%, 10/18/2020 (B)	1,500,000	1,505,356

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Hotels, Restaurants & Leisure (continued)
SW Acquisitions Co., Inc., Term Loan B2
3.00%, 05/14/2020 (B)	$ 1,000,000	$ 994,643
Tropicana Entertainment, Inc., Term Loan
4.00%, 11/27/2020 (B)	1,482,569	1,485,349
WMG Acquisition Corp., Term Loan
3.75%, 07/01/2020 (B)	997,500	999,994
Household Products - 3.0%
Armored Autogroup, Inc., Term Loan B
6.00%, 11/04/2016 (B)	797,943	801,933
Dell International LLC, USD Term Loan B
4.50%, 04/29/2020 (B)	1,995,000	1,984,818
Herff Jones, Inc., Term Loan B
5.50%, 06/25/2019 (B)	995,000	1,003,291
KIK Custom Products, Inc., New 1st Lien
5.50%, 04/29/2019 (B)	1,497,494	1,492,503
Independent Power Producers & Energy Traders - 0.9%
Dynegy, Inc., Term Loan B2
4.00%, 04/23/2020 (B)	1,496,241	1,502,475
Insurance - 0.8%
Asurion LLC, New Term Loan
4.50%, 05/24/2019 (B)	1,497,481	1,496,412
Life Sciences Tools & Services - 0.3%
Pharmaceutical Product Development, Inc., New Term Loan B
4.00%, 12/05/2018 (B)	498,741	501,231
Machinery - 3.8%
AFGlobal Corp., Term Loan
5.00%, 12/19/2019 (B)	498,750	501,036
Apex Tool Group, LLC, Term Loan B
4.50%, 01/31/2020 (B)	992,500	996,961
Filtration Group Corp., 1st Lien Term Loan
4.50%, 11/21/2020 (B)	1,500,000	1,518,282
Gardner Denver, Inc., USD Term Loan
4.25%, 07/30/2020 (B)	997,500	995,686
Wastequip, LLC, Term Loan
5.50%, 08/09/2019 (B)	995,000	995,000
Xerium Technologies, Inc., USD Term Loan
5.75%, 05/17/2019 (B)	1,497,494	1,503,734
Marine - 0.3%
Commercial Barge Line Co., 1st Lien
7.50%, 09/23/2019 (B)	496,250	493,769
Media - 4.2%
Affinion Group, Inc., Term Loan B
6.75%, 10/10/2016 (B)	748,707	742,666
CBS Outdoor Americas, Term Loan B
—, 01/31/2021 (C)	1,000,000	1,003,333
Cequel Communications LLC, Term Loan B
3.50%, 02/14/2019 (B)	498,731	500,053
Cumulus Media Holdings, Inc., 2013 Term Loan
4.25%, 12/23/2020 (B)	1,500,000	1,513,860
Learfield Communications, Inc., 1st Lien Term
—, 10/08/2020 (C)	250,000	251,094
Liberty Cablevision of Puerto Rico LLC, Add on Term Loan B2
6.00%, 06/09/2017 (B)	500,000	500,625
Tribune Co., 2013 Term Loan
4.00%, 12/27/2020 (B)	1,200,000	1,198,000
Univision Communications, Inc., Term Loan
—, 03/02/2020 (C)	1,500,000	1,506,250

	Principal	Value
Metals & Mining - 0.9%
FMG Resources PTY Ltd., New Term Loan B
4.25%, 06/28/2019 (B)	$ 997,500	$ 1,008,411
Walter Energy, Inc., Term Loan A
5.74%, 04/01/2016 (B)	500,000	491,875
Oil, Gas & Consumable Fuels - 0.3%
Arch Coal, Inc., Term Loan B
6.25%, 05/16/2018 (B)	498,737	493,572
Paper & Forest Products - 0.6%
Exopack Holdings LLC, New Term Loan B
5.25%, 05/08/2019 (B)	1,000,000	1,016,250
Personal Products - 0.6%
Revlon Consumer Products Corp., Acquisition Term
4.00%, 08/19/2019 (B)	1,000,000	1,004,490
Pharmaceuticals - 4.2%
Amneal Pharmaceuticals LLC, New Term Loan
5.75%, 11/01/2019 (B)	698,250	703,487
Grifols, Inc., New Term Loan B
4.25%, 06/01/2017 (B)	996,690	1,003,039
Jazz Pharmaceuticals, Inc., USD Term Loan B
3.25%, 06/12/2018 (B)	1,000,000	1,003,438
Patheon, Inc., USD Term Loan
—, 01/09/2021 (C)	1,500,000	1,496,518
Salix Pharmaceuticals, Ltd., Term Loan
4.25%, 01/02/2020 (B)	2,000,000	2,023,000
Valeant Pharmaceuticals International, Inc., Term Loan E
—, 08/05/2020 (C)	1,000,000	1,009,375
Professional Services - 0.9%
Harland Clarke Holdings Corp., Term Loan B4
—, 08/30/2019 (C)	500,000	502,708
TransUnion, LLC, USD Term Loan
4.25%, 02/10/2019 (B)	997,425	1,008,335
Real Estate Investment Trusts - 0.6%
iStar Financial, Inc., Term Loan
4.50%, 10/16/2017 (B)	1,128,679	1,132,629
Real Estate Management & Development - 0.7%
Realogy Corp., Extended Line of Credit
8.90%, 10/10/2016 (B)	498,943	497,696
Realogy Corp., Extended Term Loan
4.50%, 03/05/2020 (B)	698,241	702,605
Road & Rail - 1.3%
Fly Funding II S.a.r.l., Term Loan B
4.50%, 08/09/2019 (B)	1,250,000	1,262,240
Helm Holdings Corp, Term Loan B
6.25%, 06/02/2017 (B)	933,333	932,167
Semiconductors & Semiconductor Equipment - 0.6%
VAT Holdings AG, USD Term Loan
—, 01/09/2021 (C)	1,000,000	1,002,083
Software - 2.9%
BMC Foreign Holding Co., Term Loan
5.00%, 09/10/2020 (B)	500,000	497,500
BMC Software Finance, Inc., USD Term Loan
5.00%, 09/10/2020 (B)	500,000	500,278
Ellucian, Inc., New Term Loan B
4.50%, 07/19/2018 (B)	498,698	503,311

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Software (continued)
First Data Corp., Extended 2021 Term Loan
—, 03/24/2021 (C)	$ 1,000,000	$ 997,750
Lawson Software, Inc., Term Loan B5
3.75%, 06/03/2020 (B)	1,500,000	1,503,516
Magic Newco LLC, 1st Lien
5.00%, 12/12/2018 (B)	997,478	1,004,959
Specialty Retail - 1.2%
Aquilex Holdings LLC, New Term Loan
5.00%, 12/31/2020 (B)	500,000	502,500
PFS Holding Corp., First Lien
—, 01/31/2021 (C)	1,500,000	1,513,125
Water Utilities - 0.7%
Utility Services Associates, Term Loan B
6.75%, 09/30/2020 (B)	500,000	501,250
WTG Holdings III Corp., 1st Lien Term Loan
4.75%, 01/15/2021 (B)	666,667	671,389

Total Loan Assignments (cost $138,229,833)		138,737,042

	Shares	Value
INVESTMENT COMPANIES - 1.7%
Capital Markets - 1.7%
PowerShares Senior Loan Portfolio	60,200	1,499,582
SPDR Blackstone / GSO Senior Loan ETF	30,000	1,506,600

Total Investment Companies (cost $3,003,860)		3,006,182

SECURITIES LENDING COLLATERAL - 1.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (D)	2,202,830	2,202,830

Total Securities Lending Collateral (cost $2,202,830)		2,202,830

	Principal	Value
REPURCHASE AGREEMENT - 34.7%
State Street Bank & Trust Co. 0.01% (D), dated 01/31/2014, to be repurchased at $59,877,666 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/15/2041, and with a value of $61,077,178.	$ 59,877,616	59,877,616

Total Repurchase Agreement (cost $59,877,616)		59,877,616

Total Investment Securities (cost $208,341,471) (E)		208,891,170
Other Assets and Liabilities - Net - (20.9)%		(36,093,698)

Net Assets - 100.0%		$ 172,797,472

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Corporate Debt Securities	$—	$5,067,500	$—	$5,067,500
Loan Assignments	—	138,737,042	—	138,737,042
Investment Companies	3,006,182	—	—	3,006,182
Securities Lending Collateral	2,202,830	—	—	2,202,830
Repurchase Agreement	—	59,877,616	—	59,877,616

Total Investment Securities	$5,209,012	$203,682,158	$—	$208,891,170

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $2,158,073. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of January 31, 2014.
(C)	All or a portion of this security represents unsettled loan commitments at January 31, 2014 where the rate will be determined at time of settlement.
(D)	Rate shown reflects the yield at January 31, 2014.
(E)	Aggregate cost for federal income tax purposes is $208,341,471. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $689,407 and $139,708, respectively. Net unrealized appreciation for tax purposes is $549,699.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities aggregated $2,038,750, or 1.18% of the fund’s net assets.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 5.6%
United States - 5.6%
U.S. Treasury Note
0.25%, 03/31/2015	$ 1,988,300	$ 1,990,165
0.63%, 09/30/2017	1,593,500	1,570,593
1.00%, 05/31/2018	3,012,500	2,976,727
1.25%, 10/31/2018	4,755,000	4,714,877
1.25%, 11/30/2018 (A)	1,969,800	1,950,256
1.38%, 07/31/2018 - 09/30/2018	3,841,100	3,844,240
1.75%, 05/15/2022	587,400	556,562
2.00%, 11/15/2021	493,600	481,762
2.25%, 03/31/2016 (B)	2,594,800	2,697,782

Total U.S. Government Obligations (cost $20,795,648)		20,782,964

FOREIGN GOVERNMENT OBLIGATIONS - 5.1%
Australia - 1.0%
Australia Government Bond
5.50%, 04/21/2023	AUD 1,995,000	1,959,102
Queensland Treasury Corp.
6.00%, 09/14/2017 - 06/14/2021	1,842,000	1,780,430
Brazil - 0.8%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 08/15/2022 - 08/15/2024 (C)	BRL 407,999	358,238
Series F
10.00%, 01/01/2021	2,179,000	783,977
10.00%, 01/01/2023 (C)	4,336,000	1,496,093
Brazilian Government International Bond
5.88%, 01/15/2019	194,000	215,340
Canada - 0.3%
Canadian Government Bond
1.50%, 03/01/2017	CAD 585,000	530,794
3.50%, 06/01/2020	416,000	410,483
4.00%, 06/01/2016	350,000	335,868
Germany - 1.7%
Bundesrepublik Deutschland
3.50%, 07/04/2019	EUR 1,796,704	2,786,211
4.25%, 07/04/2017	2,284,273	3,499,941
Malaysia - 0.2%
Malaysia Government Bond
5.09%, 04/30/2014	MYR 1,922,000	577,217
Mexico - 0.0% (D)
United Mexican States, Series MTN
5.95%, 03/19/2019 (A)	MXN 156,000	179,595
United Kingdom - 1.1%
U.K. Gilt
1.25%, 07/22/2018 - Reg S	GBP 2,609,221	4,218,522

Total Foreign Government Obligations (cost $20,065,272)		19,131,811

PREFERRED CORPORATE DEBT SECURITIES - 0.1%
United States - 0.1%
Deutsche Bank Capital Funding Trust VII
5.63%, 01/19/2016 - 144A (E) (F)	$ 64,000	65,920
USB Capital IX
3.50%, 03/03/2014 (E) (F)	265,000	209,350

Total Preferred Corporate Debt Securities (cost $317,709)		275,270

	Principal	Value
CORPORATE DEBT SECURITIES - 4.9%
Argentina - 0.1%
Empresa Distribuidora Y Comercializadora Norte
9.75%, 10/25/2022 - 144A	$ 73,000	$ 43,709
YPF SA
8.88%, 12/19/2018 - 144A (A)	311,000	292,340
Australia - 0.2%
FMG America Finance, Inc.
6.88%, 04/01/2022 - 144A (A)	98,000	105,840
FMG Resources August 2006 Pty, Ltd.
6.00%, 04/01/2017 - 144A (A)	120,000	126,900
8.25%, 11/01/2019 - 144A	59,000	64,974
TFS Corp., Ltd.
11.00%, 07/15/2018 - 144A (G)	515,000	528,518
Brazil - 0.1%
Banco Bradesco SA
4.50%, 01/12/2017 - 144A (A)	200,000	211,000
Canada - 0.0% (D)
Viterra, Inc.
5.95%, 08/01/2020 - 144A	106,000	115,915
Cayman Islands - 0.2%
Hutchison Whampoa International 11, Ltd.
3.50%, 01/13/2017 - 144A	271,000	284,051
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.35%, 06/30/2021 - 144A	170,100	173,842
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/2022 - 144A	275,688	281,202
Chile - 0.2%
Banco del Estado de Chile
2.03%, 04/02/2015	250,000	249,074
Banco Santander Chile
2.12%, 06/07/2018 - 144A (E)	340,000	345,100
Inversiones Alsacia SA
8.00%, 08/18/2018 - 144A (A) (G)	167,519	120,664
France - 0.1%
BNP Paribas SA, Series MTN
2.40%, 12/12/2018	591,000	592,160
Germany - 0.1%
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.50%, 01/15/2023 - 144A	200,000	200,000
Guernsey, Channel Islands - 0.1%
Credit Suisse Group Guernsey I, Ltd.
7.88%, 02/24/2041 - Reg S (E)	200,000	214,880
Ireland - 0.1%
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 - 144A	EUR 200,000	292,398
Japan - 0.1%
Sumitomo Mitsui Banking Corp.
2.45%, 01/10/2019	$ 255,000	257,763
Jersey, Channel Islands - 0.1%
Dana Gas Sukuk, Ltd.
9.00%, 10/31/2017 - 144A	646,800	643,566
Korea, Republic of - 0.1%
Export-Import Bank of Korea
2.88%, 09/17/2018	200,000	204,419
Luxembourg - 0.1%
Capsugel Finance Co. SCA
9.88%, 08/01/2019 - 144A	EUR 100,000	149,172
Intelsat Jackson Holdings SA
7.50%, 04/01/2021	$ 234,000	257,692

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Mexico - 0.1%
Petroleos Mexicanos
4.88%, 01/18/2024 - 144A	$ 24,000	$ 23,886
Trust F/1401
5.25%, 12/15/2024 - 144A (A)	273,000	270,952
Netherlands - 0.2%
Petrobras Global Finance BV
2.00%, 05/20/2016	115,000	113,954
2.38%, 01/15/2019 (E)	578,000	562,105
Ziggo BV, Series MTN
3.63%, 03/27/2020 - 144A	EUR 100,000	136,428
Singapore - 0.0% (D)
Bumi Investment Pte, Ltd., Series MTN
10.75%, 10/06/2017 - 144A (A)	$ 144,000	96,480
Sweden - 0.1%
Nordea Bank AB
3.13%, 03/20/2017 - 144A	200,000	210,140
Switzerland - 0.0% (D)
UBS AG, Series MTN
5.88%, 12/20/2017	100,000	114,859
United Kingdom - 0.3%
BAT International Finance PLC
2.13%, 06/07/2017 - 144A	185,000	188,870
Lloyds Bank PLC, Series MTN
13.00%, 01/21/2029 (E) (F)	GBP 340,000	899,870
United States - 2.6%
Ally Financial, Inc.
2.75%, 01/30/2017	$ 296,000	297,110
3.50%, 07/18/2016	201,000	206,527
4.50%, 02/11/2014	155,000	155,078
American Tower Corp.
3.40%, 02/15/2019	82,000	84,733
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/2017	157,000	156,972
Apple, Inc.
1.00%, 05/03/2018	468,000	456,205
AT&T, Inc.
2.38%, 11/27/2018	499,000	503,034
Bank of America Corp.
2.00%, 01/11/2018	268,000	268,234
2.60%, 01/15/2019	188,000	189,071
Bank of America Corp., Series MTN
1.32%, 03/22/2018 (E)	143,000	144,858
6.88%, 04/25/2018	185,000	220,616
Building Materials Corp. of America
6.88%, 08/15/2018 - 144A	61,000	64,355
Cablevision Systems Corp.
5.88%, 09/15/2022	118,000	115,493
Calpine Corp. (Escrow Shares)
8.75%, 07/15/2013 (H)	2,142,000	0
Capital One Bank USA NA
2.15%, 11/21/2018	250,000	250,147
CIT Group, Inc.
4.75%, 02/15/2015 - 144A	211,000	217,330
Citigroup, Inc.
5.95%, 01/30/2023 (E) (F)	142,000	135,610
CONSOL Energy, Inc.
8.00%, 04/01/2017	300,000	314,250
Cricket Communications, Inc.
7.75%, 10/15/2020	149,000	169,115
DaVita HealthCare Partners, Inc.
6.38%, 11/01/2018	54,000	56,700
Delta Topco Limited
10.00%, 11/24/2060 (C) (G) (H) (I)	587,422	581,711

	Principal	Value
United States (continued)
Ford Motor Credit Co. LLC
2.38%, 01/16/2018	$ 200,000	$ 202,401
5.00%, 05/15/2018	262,000	290,354
General Electric Capital Corp.
6.25%, 12/15/2022 (E) (F)	300,000	312,750
General Electric Capital Corp., Series MTN
5.55%, 05/04/2020	139,000	161,310
6.38%, 11/15/2067 (E)	59,000	64,015
HSBC USA, Inc.
1.63%, 01/16/2018	196,000	195,317
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	89,000	101,015
Hyundai Capital America
2.13%, 10/02/2017 - 144A	117,000	117,264
International Paper Co.
7.95%, 06/15/2018	148,000	182,596
JPMorgan Chase & Co.
5.15%, 05/01/2023 (E)(F)	365,000	331,694
6.13%, 06/27/2017	146,000	166,957
Morgan Stanley, Series MTN
7.30%, 05/13/2019	119,000	145,354
Mylan, Inc.
2.55%, 03/28/2019	158,000	158,329
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 - 144A (F)	200,000	201,000
Phibro Animal Health Corp.
9.25%, 07/01/2018 - 144A	52,000	55,120
Reliance Holdings USA, Inc.
4.50%, 10/19/2020 - 144A	294,000	295,053
Sabine Pass Liquefaction LLC
5.63%, 04/15/2023 - 144A	138,000	131,100
SunGard Data Systems, Inc.
7.38%, 11/15/2018	171,000	181,260
Texas Industries, Inc.
9.25%, 08/15/2020 (A)	118,000	136,880
Verizon Communications, Inc.
1.99%, 09/14/2018 (E)	1,591,000	1,664,818
Xerox Corp.
6.35%, 05/15/2018	118,000	137,429

Total Corporate Debt Securities (cost $17,823,690)		18,191,888

CONVERTIBLE BONDS - 2.5%
Bermuda - 0.0% (D)
Celestial Nutrifoods, Ltd.
Zero Coupon, 06/12/2011 (G) (H) (J)	SGD 1,400,000	10,966
Cayman Islands - 0.0% (D)
China Milk Products Group, Ltd.
0.01%, 01/05/2012 (G) (J)	$ 600,000	6,000
FU JI Food and Catering Services Holdings, Ltd.
Zero Coupon, 10/18/2010 (G) (J)	CNY 2,700,000	25,619
SINA Corp./China
1.00%, 12/01/2018 - 144A	$ 118,000	109,592
India - 0.2%
REI Agro, Ltd.
5.50%, 11/13/2014 - 144A (G)	640,000	360,000
Suzlon Energy, Ltd.
Zero Coupon, 10/11/2012 (J)	187,000	113,836
Zero Coupon, 07/25/2014 (G)	342,000	198,360
Jersey, Channel Islands - 0.2%
Dana Gas Sukuk, Ltd.
7.00%, 10/31/2017 - 144A	646,800	735,923
Luxembourg - 0.1%
Telecom Italia Finance Regs
6.13%, 11/15/2016 - Reg S (H)	EUR 300,000	461,781

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Netherlands - 0.5%
Bio City Development Co. B.V.
8.00%, 07/06/2018 - 144A (G) (J)	$ 1,200,000	$ 1,020,000
Volkswagen International Finance NV
5.50%, 11/09/2015 - 144A	EUR 400,000	623,698
Singapore - 0.4%
CapitaLand, Ltd.
1.95%, 10/17/2023 - 144A	SGD 250,000	192,628
2.10%, 11/15/2016 - Reg S	500,000	390,061
2.95%, 06/20/2022 - Reg S	750,000	582,259
Olam International, Ltd.
6.00%, 10/15/2016 - Reg S	$ 300,000	300,750
United Kingdom - 0.0% (D)
Essar Energy PLC
4.25%, 02/01/2016	200,000	146,000
United States - 1.1%
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/2018	71,000	75,748
1.50%, 10/15/2020	71,000	77,035
Brookdale Senior Living, Inc.
2.75%, 06/15/2018	39,000	45,459
Cobalt International Energy, Inc.
2.63%, 12/01/2019	452,000	402,280
Cubist Pharmaceuticals, Inc.
2.50%, 11/01/2017	127,000	324,564
Forest City Enterprises, Inc.
4.25%, 08/15/2018	195,000	213,891
Gilead Sciences, Inc. Series D
1.63%, 05/01/2016	352,000	1,246,740
Mylan, Inc.
3.75%, 09/15/2015	246,000	841,628
Salesforce.com, Inc.
0.25%, 04/01/2018 - 144A (A)	402,000	461,044
Take-Two Interactive Software, Inc.
1.75%, 12/01/2016	256,000	308,640

Total Convertible Bonds (cost $9,923,622)		9,274,502

COMMERCIAL PAPER - 0.1%
Mexico - 0.1%
Mexican Cetes Bills 3.58%, 06/26/2014 (K)	MXN 7,646,000	563,709

Total Commercial Paper (cost $576,412)		563,709

LOAN ASSIGNMENTS - 0.9%
Canada - 0.1%
Essar Steel Algoma, Inc., ABL Term Loan
9.25%, 09/20/2014 (E)	$ 110,205	110,894
Valeant Pharmaceuticals International, Inc., Term Loan E
4.50%, 08/05/2020 (E)	262,020	264,476
Germany - 0.1%
Autobahn Tank + Rast,
EUR Term Loan B – ,12/04/2019 (L)	EUR 72,380	98,290
New EUR Term Loan A –,12/04/2018 (L)	179,502	242,322
Marshall Islands - 0.1%
Drillships Financing Holding, Inc., Term Loan B1
5.50%, 03/31/2021 (E)	$ 191,513	195,295

	Principal	Value
United States - 0.6%
Cricket Communications, Inc., Term Loan C
4.75%, 03/09/2020 (E)	$ 233,825	$ 234,075
Fieldwood Energy LLC, 2nd Lien Term
8.38%, 09/30/2020 (E)	266,200	272,998
Hilton Worldwide Finance LLC, USD Term Loan
3.75%, 10/26/2020 (E)	956,053	962,241
Obsidian Natural Gas Trust, Term Loan
7.00%, 11/02/2015 (G)	227,029	230,434
Sheridan Investment Partners, Term Loan B –, 12/16/2020 (E) (G) (L)	406,133	408,671
Sheridan Production Partners, Term Loan A –, 12/16/2020 (E) (G) (L)	56,467	56,820
Term Loan M – , 12/16/2020 (E) (G) (L)	21,067	21,199
Univision Communications, Inc., Refi Term Loan
4.00%, 03/02/2020 (E)	371,195	372,742

Total Loan Assignments (cost $3,415,174)		3,470,457

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 10.5%
United States - 10.5%
U.S. Treasury Bill
0.03%, 04/24/2014 (K)	8,500,000	8,499,447
0.04%, 04/17/2014 (A) (K)	4,050,000	4,049,663
0.04%, 05/22/2014 - 06/26/2014 (K)	3,800,000	3,799,517
0.05%, 05/29/2014 - 07/03/2014 (K)	2,600,000	2,599,561
0.06%, 02/06/2014 - 07/24/2014 (K)	11,400,000	11,397,928
0.07%, 05/08/2014 (K) (M)	1,000,000	999,813
0.09%, 06/19/2014 - 07/10/2014 (K)	7,700,000	7,697,134

Total Short-Term U.S. Government Obligations (cost $39,043,063)		39,043,063

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 1.8%
Japan - 0.9%
Japan Treasury Discount Bill
0.03%, 03/17/2014 (K)	JPY 80,000,000	782,961
0.06%, 04/07/2014 (K)	160,000,000	1,565,855
0.09%, 02/10/2014 (K)	100,000,000	978,740
Mexico - 0.9%
Mexican Cetes Bills
3.35%, 03/20/2014 (K)	MXN 7,870,000	585,915
Mexico Cetes
3.44%, 05/29/2014 (K)	9,601,850	710,111
3.45%, 04/03/2014 - 04/30/2014 (K)	13,761,620	1,021,532
3.52%, 05/15/2014 (K)	3,147,880	233,069
3.58%, 07/10/2014 (K)	5,859,000	431,030
3.97%, 02/06/2014 (K)	5,299,000	396,004

Total Short-Term Foreign Government Obligations (cost $6,775,212)		6,705,217

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.9%
Canada - 0.1%
Suncor Energy, Inc., 1.97% (K)	8,157	$ 267,982
Germany - 0.3%
Volkswagen AG, 1.88% (K)	4,972	1,261,013
United States - 0.5%
Cliffs Natural Resources, Inc., 7.00% (A)	7,300	138,627
Continental Airlines Finance Trust II, 6.00% (A)	650	32,322
Crown Castle International Corp. - Series A, 4.50%	3,138	307,806
Forestar Group, Inc., 6.00%	7,800	211,876
Health Care REIT, Inc. - Series I, 6.50%	5,179	281,168
NextEra Energy, Inc., 5.60%	4,971	303,977
PPL Corp., 8.75%	4,088	210,573
Stanley Black & Decker, Inc., 6.25% (A) (N)	1,028	104,599
United Technologies Corp., 7.50%	2,704	174,219
Wells Fargo & Co. - Series L, Class A, 7.50%	134	155,105

Total Convertible Preferred Stocks (cost $2,844,710)		3,449,267

PREFERRED STOCKS - 0.7%
Brazil - 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, 1.12% (K)	7,194	278,429
Korea, Republic of - 0.0% (D)
Samsung Electronics Co., Ltd., 1.48% (K)	147	129,546
United Kingdom - 0.2%
HSBC Holdings PLC - Series 2, 8.00%	8,400	225,708
Royal Bank of Scotland Group PLC - Series M, 6.40%	5,075	112,259
Royal Bank of Scotland Group PLC - Series Q, 6.75% (A)	2,725	62,293
Royal Bank of Scotland Group PLC - Series T, 7.25% (A)	8,364	205,253
United States - 0.4%
Citigroup Capital XIII, 7.88% (E)	13,106	355,566
Fannie Mae - Series S, 8.25% (E)	23,802	227,309
GMAC Capital Trust I - Series 2, 8.13% (E)	16,108	441,037
RBS Capital Funding Trust VII - Series G, 6.08%	6,777	145,706
US Bancorp - Series F, 6.50% (E)	7,244	196,675
US Bancorp - Series G, 6.00% (A) (E)	3,708	102,192

Total Preferred Stocks (cost $2,134,075)		2,481,973

COMMON STOCKS - 64.5%
Australia - 0.4%
Asciano, Ltd.	56,955	280,124
BHP Billiton, Ltd.	3,063	98,029
Fortescue Metals Group, Ltd. (A)	119,528	557,545
Mesoblast, Ltd. (A) (N)	31,476	161,972
National Australia Bank, Ltd. - Class N	12,444	362,105
QBE Insurance Group, Ltd. (A)	19,329	194,362
Austria - 0.0% (D)
Andritz AG	2,169	119,207
Belgium - 0.2%
Anheuser-Busch InBev NV	4,645	445,107
RHJ International (N)	36,300	180,165
Brazil - 0.5%
Banco Santander Brasil SA - ADR	28,193	128,842
BR Malls Participacoes SA	32,913	207,305
Cielo SA	13,670	363,891
Cyrela Brazil Realty SA Empreendimentos e Participacoes - Class A	27,783	164,401
Hypermarcas SA	29,210	184,586
MRV Engenharia e Participacoes SA	47,577	162,648

	Shares	Value
Brazil (continued)
Petroleo Brasileiro SA - ADR (N)	26,595	$ 298,130
Qualicorp SA (N)	21,586	183,279
SLC Agricola SA	14,175	105,729
Canada - 1.2%
Agrium, Inc.	6,211	540,978
Athabasca Oil Corp. - Class A (N)	44,908	322,168
Bank of Nova Scotia	5,106	280,114
Canadian National Railway Co.	8,705	465,717
Catamaran Corp. (N)	3,946	191,855
Eldorado Gold Corp. - Class A	55,857	355,077
First Quantum Minerals, Ltd.	56,962	1,019,307
Platinum Group Metals, Ltd. (N)	179,232	210,814
Silver Wheaton Corp.	13,584	294,909
Teck Resources, Ltd. - Class B (A)	38,574	926,547
Chile - 0.1%
Banco Santander Chile - ADR	9,953	193,884
China - 0.1%
Mindray Medical International, Ltd. - ADR (A)	6,907	242,021
Denmark - 0.1%
TDC A/S - Class B	23,358	219,546
Finland - 0.0% (D)
Metso OYJ	3,973	124,421
Valmet Corp. (A) (N)	3,973	33,517
France - 4.3%
Airbus Group NV	25,199	1,787,997
Arkema SA	6,380	680,976
AtoS (A)	10,712	937,483
AXA SA	30,490	801,876
BNP Paribas SA	20,732	1,606,373
Capital Gemini SA	865	58,996
Casino Guichard Perrachon SA	3,196	329,965
Cie de St-Gobain	18,413	967,642
Cie Generale des Etablissements Michelin - Class B	1,904	201,120
Danone	3,084	203,831
GDF Suez	6,962	153,849
LVMH Moet Hennessy Louis Vuitton SA	2,689	479,262
Renault SA	2,472	215,909
Rexel SA	3,636	93,419
Safran SA	34,621	2,463,540
Sanofi	17,128	1,681,718
Sanofi - ADR	4,741	231,835
Schneider Electric SA	6,637	536,095
Schneider Electric SA (A)	998	79,645
Societe Generale SA	9,714	551,301
Technip SA	7,831	668,025
Total SA - ADR	11,011	629,499
Total SA	8,919	509,310
UBISOFT Entertainment (N)	22,075	308,741
Germany - 1.8%
Allianz SE - Class A	4,021	671,382
Bayerische Motoren Werke AG	4,786	521,683
Deutsche Bank AG	16,661	806,473
Deutsche Boerse AG	4,888	376,363
Deutsche Telekom AG	47,407	767,253
Fresenius SE & Co. KGaA	3,744	583,978
HeidelbergCement AG	2,571	191,580
Linde AG	2,450	464,256
Siemens AG - Class A (A)	18,592	2,356,049
Telefonica Deutschland Holding AG	6,060	48,336
Hong Kong - 0.9%
Beijing Enterprises Holdings, Ltd.	89,790	756,871
Chaoda Modern Agriculture Holdings, Ltd. (A) (G) (H) (N)	1,090,190	109,019

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
Hong Kong (continued)
China BlueChemical, Ltd. - Class H	51,825	$ 28,481
Dongfeng Motor Group Co., Ltd. - Class H	55,273	81,385
FU JI Food and Catering Services Holdings, Ltd. (N)	32,289	6,329
Haitian International Holdings, Ltd. - Series B	75,386	164,486
Jiangxi Copper Co., Ltd. - Class H (A)	174,000	313,183
Kunlun Energy Co., Ltd.	186,000	307,998
Link - REIT	76,630	346,991
Sino Biopharmaceutical, Ltd.	144,000	121,181
Sinopharm Group Co., Ltd. - Class H (A)	74,595	209,407
Sun Hung Kai Properties, Ltd.	67,000	818,252
Yuanda China Holdings, Ltd.	740,504	58,259
Zhongsheng Group Holdings, Ltd. (A)	112,578	166,050
India - 0.1%
Cummins India, Ltd.	38,748	272,049
Maruti Udyog, Ltd.	3,607	94,494
Indonesia - 0.0% (D)
Siloam International Hospitals PT (N)	192,337	151,617
Italy - 0.9%
CNH Industrial NV (N)	1,868	19,651
CNH Industrial NV (N)	4,513	47,569
Ei Towers SpA	1,267	61,944
Enel SpA	7,308	33,393
ENI SpA - Class B	40,535	921,182
Fiat (H)	97,071	1,021,173
Intesa Sanpaolo SpA	224,503	608,602
Telecom Italia SpA	201,176	223,844
Telecom Italia SpA - RSP	29,607	24,957
UniCredit SpA - Class A	71,211	535,916
Japan - 8.4%
Aisin Seiki Co., Ltd.	11,130	416,681
Ajinomoto Co., Inc. (A)	29,000	412,704
Asahi Kasei Corp.	39,800	305,794
Astellas Pharma, Inc.	5,900	369,465
Benesse Holdings, Inc.	5,100	201,913
Bridgestone Corp.	20,600	752,867
Chubu Electric Power Co., Inc.	10,000	119,605
Daihatsu Motor Co., Ltd.	5,380	85,094
Daikin Industries, Ltd.	5,900	343,940
Daito Trust Construction Co., Ltd.	3,600	343,193
Denso Corp.	14,570	761,371
East Japan Railway Co.	12,265	916,184
FANUC Corp.	1,350	221,587
Fuji Heavy Industries, Ltd.	67,720	1,887,040
Futaba Industrial Co., Ltd. (A) (N)	11,200	43,081
Hino Motors, Ltd.	13,000	194,167
Hitachi Chemical Co., Ltd.	20,500	297,759
Hitachi, Ltd.	103,300	800,760
Honda Motor Co., Ltd.	23,082	879,497
Hoya Corp.	20,789	578,478
IHI Corp.	44,000	203,269
INPEX Corp.	71,500	853,773
Japan Airlines Co., Ltd.	11,800	595,948
JGC Corp.	19,910	762,726
JSR Corp.	22,400	405,379
Kao Corp.	5,200	166,683
KDDI Corp.	15,700	876,661
Keyence Corp.	200	83,214
Kubota Corp.	34,584	540,914
Kuraray Co., Ltd. (A)	35,130	399,541
Kyocera Corp.	4,400	200,298
Mitsubishi Corp.	40,120	747,268
Mitsubishi Electric Corp.	34,000	392,013
Mitsubishi Heavy Industries, Ltd.	35,000	229,519
Mitsubishi UFJ Financial Group, Inc.	59,700	364,032

	Shares	Value
Japan (continued)
Mitsui & Co., Ltd.	113,332	$ 1,536,310
MS&AD Insurance Group Holdings	7,117	168,016
Murata Manufacturing Co., Ltd.	5,050	474,701
NEC Corp.	94,000	275,091
Nintendo Co., Ltd.	2,700	321,082
Nippon Telegraph & Telephone Corp.	4,930	268,334
Nitori Holdings Co., Ltd.	4,200	409,846
Nitto Denko Corp.	9,500	427,904
NKSJ Holdings, Inc.	6,400	169,819
Okumura Corp.	39,300	176,171
Omron Corp.	1,900	76,060
Otsuka Holdings Co., Ltd.	13,800	424,927
Rinnai Corp.	2,780	217,949
ROHM Co., Ltd.	7,660	388,361
Ryohin Keikaku Co., Ltd.	2,700	250,259
Shin-Etsu Chemical Co., Ltd.	12,376	698,081
Ship Healthcare Holdings, Inc.	4,600	177,391
SMC Corp.	500	127,361
Sony Financial Holdings, Inc.	19,000	312,235
Sumitomo Corp.	32,800	414,133
Sumitomo Electric Industries, Ltd.	23,700	377,409
Sumitomo Mitsui Financial Group, Inc.	22,680	1,070,846
Suntory Beverage & Food, Ltd.	9,400	308,672
Suzuki Motor Corp.	41,962	1,105,625
Toda Corp.	49,900	168,010
Tokio Marine Holdings, Inc.	40,400	1,199,702
Tokyo Gas Co., Ltd.	170,370	853,768
Toyota Industries Corp.	17,137	795,880
Toyota Motor Corp.	10,100	585,418
UBE Industries, Ltd.	88,100	182,805
West Japan Railway Co.	8,300	343,308
Yamada Denki Co., Ltd. (A)	131,500	455,623
Korea, Republic of - 0.9%
Cheil Industries, Inc.	1,778	123,625
Hana Financial Group, Inc.	7,563	286,179
Hyundai Motor Co.	2,055	445,987
Hyundai Wia Corp.	411	61,317
KB Financial Group, Inc.	2,919	100,239
Samsung Electronics Co., Ltd.	1,765	2,090,128
Samsung Heavy Industries Co., Ltd.	6,756	209,629
Malaysia - 0.3%
Axiata Group Bhd	199,412	390,952
IHH Healthcare Bhd - Class A (N)	465,600	512,895
Telekom Malaysia Bhd	115,524	190,174
Mexico - 0.3%
America Movil SAB de CV - Series L ADR (A)	8,738	185,770
Fibra Uno Administracion SA de CV - REIT (A)	62,390	201,342
Fomento Economico Mexicano SAB de CV - ADR	1,741	157,108
Grupo Televisa SAB - Series CPO	32,392	188,190
TF Administradora Industrial S de RL de CV - Trust Unit REIT	108,800	201,265
Netherlands - 1.3%
Akzo Nobel NV	7,857	565,971
ING Groep NV - CVA (N)	57,954	769,119
Koninklijke DSM NV	7,173	475,295
Koninklijke KPN NV (N)	77,280	289,023
Royal Dutch Shell PLC - Class A ADR	20,445	1,412,750
Royal Dutch Shell PLC - Class A	5,706	197,086
Unilever NV - CVA	30,609	1,143,727

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
New Zealand - 0.0% (D)
Guinness Peat Group PLC - Class A (A) (N)	62,792	$ 33,003
Norway - 0.3%
Statoil ASA	49,973	1,182,962
Portugal - 0.1%
ZON OPTIMUS SGPS SA	28,659	191,909
Russian Federation - 0.1%
Sberbank of Russia	119,418	327,205
Singapore - 0.3%
CapitaLand, Ltd.	177,150	381,558
Oversea-Chinese Banking Corp., Ltd.	15,190	110,368
Raffles Medical Group, Ltd.	52,200	122,566
Singapore Telecommunications, Ltd.	169,450	467,481
South Africa - 0.0% (D)
Life Healthcare Group Holdings, Ltd. (A)	53,421	170,626
Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA	42,312	505,606
Telefonica SA	19,262	297,196
Sweden - 0.5%
Boliden AB	23,682	360,215
Electrolux AB - Series B	3,417	72,602
Getinge AB - Class B	4,003	137,600
Lundin Petroleum AB (N)	31,687	547,512
Svenska Handelsbanken AB - Class A	11,708	556,860
Switzerland - 2.2%
Credit Suisse Group AG	8,918	269,512
Nestle SA	29,761	2,159,900
Novartis AG	12,963	1,026,574
Roche Holding AG	9,191	2,527,234
Swisscom AG	523	287,675
Syngenta AG	3,686	1,305,437
UBS AG - Class A (N)	29,412	583,601
Taiwan - 0.2%
Cheng Shin Rubber Industry Co., Ltd.	70,920	179,811
Far EasTone Telecommunications Co., Ltd.	70,069	137,655
Taiwan Mobile Co., Ltd.	56,000	164,318
Yulon Motor Co., Ltd.	84,057	144,154
Thailand - 0.1%
Bangkok Dusit Medical Services PCL - Class F	85,200	304,562
Bumrungrad Hospital PCL	44,900	114,257
United Kingdom - 4.3%
Al Noor Hospitals Group PLC (N)	17,900	247,471
Antofagasta PLC - Class A	83,418	1,166,297
AstraZeneca PLC	14,794	938,381
Aviva PLC	28,021	204,983
Barratt Developments PLC	73,258	455,943
BG Group PLC	55,642	934,822
BHP Billiton PLC	50,686	1,496,058
BT Group PLC - Class A	92,834	584,953
Diageo PLC - ADR	4,247	509,852
Diageo PLC	3,341	98,888
HSBC Holdings PLC	135,145	1,392,973
KazMunaiGas Exploration Production JSC - GDR, Reg S	20,013	289,588
Lloyds TSB Group PLC (N)	609,232	834,263
National Grid PLC - Class B	44,993	583,575
NMC Health PLC - Class A	30,513	244,832
Novorossiysk Commercial Sea Port PJSC - GDR, Reg S	11,444	69,007
Ophir Energy PLC (N)	17,799	81,752
Polyus Gold International, Ltd.	22,440	68,614
Rio Tinto PLC	38,242	2,039,058
RTL Group SA (N)	1,903	232,532
SABMiller PLC	7,453	335,704
Shire PLC	15,709	785,824

	Shares	Value
United Kingdom (continued)
SSE PLC - Class B	14,748	$ 316,872
Taylor Wimpey PLC	220,774	407,208
Tesco PLC	41,513	218,617
Unilever PLC - ADR (A)	2,619	101,120
Unilever PLC	8,823	339,251
Vodafone Group PLC - ADR	16,823	623,460
Vodafone Group PLC (N)	130,441	485,795
United States - 34.4%
3M Co.	5,364	687,611
AbbVie, Inc. - Class G	31,793	1,565,169
Accenture PLC - Class A	732	58,472
ACE, Ltd. (O)	11,176	1,048,421
Adobe Systems, Inc. (N)	1,162	68,779
AES Corp.	42,640	599,518
Aetna, Inc.	12,722	869,294
Aflac, Inc.	5,966	374,546
Agilent Technologies, Inc.	12,446	723,735
Allergan, Inc.	5,891	675,109
Alliance Data Systems Corp. (A) (N)	448	107,368
Allstate Corp.	6,140	314,368
Amdocs, Ltd.	1,517	65,625
American Capital Agency Corp. - REIT	7,256	152,013
American Eagle Outfitters, Inc. (A)	6,869	92,938
American Electric Power Co., Inc.	9,413	459,449
American Express Co.	11,478	975,860
American International Group, Inc.	9,133	438,019
American Tower Corp. - Class A REIT	6,449	521,595
American Water Works Co., Inc.	7,269	309,441
Ameriprise Financial, Inc.	731	77,223
AmerisourceBergen Corp. - Class A	945	63,523
Amgen, Inc.	5,250	624,488
Anadarko Petroleum Corp. - Class A	6,440	519,644
Apple, Inc.	92	46,055
Arch Capital Group, Ltd. (A) (N)	1,004	54,025
Avery Dennison Corp.	4,197	206,786
Avnet, Inc.	1,569	64,439
Axis Capital Holdings, Ltd.	1,239	55,780
Bank of America Corp.	98,733	1,653,778
Bank of New York Mellon Corp.	11,759	375,818
Baxter International, Inc.	11,217	766,121
BB&T Corp.	16,194	605,818
Becton Dickinson and Co.	537	58,060
Berkshire Hathaway, Inc. - Class B (N)	6,222	694,375
Biogen IDEC, Inc. (N)	2,150	672,176
BorgWarner, Inc. (A)	6,102	327,677
Bristol-Myers Squibb Co.	11,282	563,762
CA, Inc.	1,687	54,119
Calpine Corp. (N)	19,804	375,880
Cameco Corp. - Class A	19,531	414,448
Canadian Natural Resources, Ltd.	13,162	431,056
Capital One Financial Corp.	8,524	601,880
Cardinal Health, Inc.	12,122	824,538
Celgene Corp. (N)	4,972	755,396
CenterPoint Energy, Inc.	11,909	278,671
CF Industries Holdings, Inc. - Class B	271	62,563
Charter Communications, Inc. - Class A (A) (N)	1,947	266,739
Check Point Software Technologies, Ltd. - Class A (A) (N)	1,049	68,636
Chevron Corp.	4,557	508,698
Chubb Corp. - Class A	2,602	219,973
Church & Dwight Co., Inc.	2,898	187,153
Cisco Systems, Inc.	61,774	1,353,468
Citigroup, Inc.	36,659	1,738,736
Citrix Systems, Inc. (N)	12,950	700,207
CNA Financial Corp. - Class A (A)	1,693	66,501

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
United States (continued)
Coach, Inc. - Class A	20,659	$ 989,360
Cobalt International Energy, Inc. (N)	16,468	269,581
Coca-Cola Co.	50,571	1,912,595
Colgate-Palmolive Co.	7,618	466,450
Comcast Corp. - Class A	28,094	1,529,718
Computer Sciences Corp.	1,452	87,715
Constellation Brands, Inc. - Class A (N)	949	72,760
Cosan, Ltd. - Class A	29,776	344,211
Covidien PLC	8,172	557,657
Crown Castle International Corp. - REIT (N)	5,577	395,744
Crown Holdings, Inc. (N)	8,266	339,733
Cubist Pharmaceuticals, Inc. (A) (N)	3,847	281,177
Cummins, Inc.	3,573	453,700
CVS Caremark Corp.	3,734	252,867
Danaher Corp.	5,699	423,949
Delphi Automotive PLC - Class A	3,888	236,740
Delta Topco Limited (G) (H) (I)	645,881	387,981
Diamond Offshore Drilling, Inc. (A)	704	34,172
Discover Financial Services	12,647	678,512
DISH Network Corp. - Class A (N)	1,579	89,024
Dominion Resources, Inc.	11,166	758,283
Dover Corp.	704	60,938
Dresser-Rand Group, Inc. (A) (N)	10,372	591,204
Eastman Chemical Co.	877	68,371
Eaton Corp. PLC	9,714	709,996
eBay, Inc. (N)	13,811	734,745
Electronic Arts, Inc. (A) (N)	28,417	750,209
EMC Corp.	91,734	2,223,632
Energizer Holdings, Inc.	534	50,463
Envision Healthcare Holdings, Inc. (N)	7,135	235,883
EOG Resources, Inc.	2,978	492,085
EP Energy Corp. - Class A (A) (N)	27,000	464,400
EQT Corp.	199	18,469
Equity Residential - REIT	16,313	903,414
Express Scripts Holding Co. (N)	14,998	1,120,201
Fastenal Co. (A)	14,566	639,884
FedEx Corp.	3,606	480,752
Fidelity National Information Services, Inc.	1,514	76,760
FMC Corp. - Class A	9,060	639,908
Ford Motor Co.	65,929	986,298
Freeport-McMoRan Copper & Gold, Inc.	48,823	1,582,353
Fresh Market, Inc. (A) (N)	8,096	283,036
General Dynamics Corp.	670	67,878
General Electric Co.	104,839	2,634,604
General Motors Co. (N)	31,728	1,144,746
Gilead Sciences, Inc. (N)	12,110	976,672
Goldcorp, Inc.	42,613	1,060,638
Goldman Sachs Group, Inc.	4,126	677,159
Goodyear Tire & Rubber Co. (A)	7,692	181,993
Google, Inc. - Class A (N)	3,369	3,978,688
Harris Corp.	960	66,566
HCA Holdings, Inc. (N)	16,391	823,976
HealthSouth Corp. (A)	7,254	225,745
Helmerich & Payne, Inc.	860	75,714
Hillshire Brands Co.	6,357	226,436
Hilton Worldwide Holdings, Inc. (N)	17,500	378,875
Humana, Inc. - Class A	7,941	772,659
International Paper Co.	1,558	74,379
Intuit, Inc.	888	65,046
Intuitive Surgical, Inc. (N)	135	55,023
JB Hunt Transport Services, Inc.	4,982	373,899
Johnson Controls, Inc.	10,767	496,574
JPMorgan Chase & Co.	43,078	2,384,798
Kimberly-Clark Corp.	4,332	473,791
KLA-Tencor Corp.	825	50,713
Kroger Co.	1,601	57,796
L-3 Communications Holdings, Inc.	658	73,084

	Shares	Value
United States (continued)
Lear Corp.	1,045	$ 75,585
Liberty Media Corp. - Class A (N)	5,660	744,799
Lincoln National Corp.	2,093	100,527
Lululemon Athletica, Inc. (A) (N)	3,851	175,952
Macy’s, Inc.	1,213	64,532
Manchester United PLC - Class A (A) (N)	10,926	171,429
Marathon Oil Corp.	48,830	1,601,136
Marathon Petroleum Corp. (O)	10,804	940,488
Marsh & McLennan Cos., Inc.	6,016	274,991
Mastercard, Inc. - Class A	33,860	2,562,525
Mattel, Inc.	9,093	344,079
McDonald’s Corp.	9,497	894,333
McKesson Corp.	7,623	1,329,527
Mead Johnson Nutrition Co. - Class A	4,696	361,075
Medtronic, Inc.	8,654	489,470
Merck & Co., Inc.	2,785	147,521
MetLife, Inc.	15,919	780,827
Mettler-Toledo International, Inc. (A) (N)	1,069	263,295
Microsoft Corp.	7,024	265,858
Motorola Solutions, Inc. (A)	993	63,353
Murphy Oil Corp. (A)	801	45,345
National Oilwell Varco, Inc.	8,380	628,584
NextEra Energy, Inc.	9,227	848,238
Northrop Grumman Corp.	743	85,854
Occidental Petroleum Corp.	7,155	626,563
Omnicare, Inc. (A)	1,116	69,709
Oracle Corp.	67,075	2,475,068
PACCAR, Inc.	5,811	325,416
Parker Hannifin Corp.	539	61,106
PerkinElmer, Inc. (A)	7,054	307,554
Perrigo Co. PLC	2,356	366,735
Pfizer, Inc.	97,681	2,969,502
Phillips 66	11,389	832,422
PPG Industries, Inc.	518	94,462
PPL Corp.	8,617	263,422
Precision Castparts Corp.	3,845	979,514
Procter & Gamble Co.	41,891	3,209,688
Progressive Corp.	2,676	62,190
Prudential Financial, Inc.	7,604	641,702
QUALCOMM, Inc.	25,362	1,882,368
Raytheon Co.	918	87,274
Red Hat, Inc. (N)	9,531	538,502
Reinsurance Group of America, Inc. - Class A	883	65,934
RHJ International - 144A	17,100	84,984
Rockwell Automation, Inc. - Class B (A)	8,861	1,017,597
RSP Permian, Inc. (N)	9,200	188,140
Santander Consumer USA Holdings, Inc. (A) (N)	7,700	197,351
Schlumberger, Ltd.	13,449	1,177,729
Sealed Air Corp. - Class A	13,577	423,467
Sempra Energy	5,034	466,702
Sigma-Aldrich Corp. (A)	751	69,820
Simon Property Group, Inc. - REIT	2,737	423,797
SINA Corp. (N)	6,970	454,374
Southern Copper Corp. (A)	24,633	689,231
St. Joe Co. (A) (N)	56,287	1,011,477
Stanley Black & Decker, Inc.	7,353	569,122
State Street Corp.	7,010	469,320
Stryker Corp.	785	60,916
Suncor Energy, Inc.	1,462	47,997
Symantec Corp.	2,384	51,041
TE Connectivity, Ltd.	1,367	77,249
Tenet Healthcare Corp. (N)	6,426	295,660
Textron, Inc.	1,526	54,173
Thermo Fisher Scientific, Inc.	7,772	894,868
TIBCO Software, Inc. (N)	24,692	525,693

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
United States (continued)
Time Warner Cable, Inc.	577	$ 76,897
Torchmark Corp. (A)	903	67,860
Travelers Cos., Inc.	6,899	560,751
TRW Automotive Holdings Corp. (N)	3,439	255,002
Twitter, Inc. (A) (N)	41,003	2,644,694
U.S. Bancorp - Class A	14,439	573,661
Unilever NV	2,366	88,346
Union Pacific Corp.	8,009	1,395,488
United Continental Holdings, Inc. (A) (N)	34,679	1,589,685
United Parcel Service, Inc. - Class B	9,638	917,827
United Technologies Corp.	16,010	1,825,460
UnitedHealth Group, Inc.	20,743	1,499,304
Universal Health Services, Inc. - Class B	11,738	962,751
Unum Group	1,975	63,595
Valero Energy Corp.	1,769	90,396
Valmont Industries, Inc. (A)	389	56,942
Veeva Systems, Inc. - Class A (A) (N)	14,369	456,791
Verizon Communications, Inc.	20,013	961,024
Vertex Pharmaceuticals, Inc. (N)	3,610	285,334
Viacom, Inc. - Class B	763	62,642
Visa, Inc. - Class A (A)	16,577	3,571,183
VMware, Inc. - Class A (A) (N)	7,537	679,385
Waters Corp. (N)	3,860	417,922
WellPoint, Inc.	725	62,350
Wells Fargo & Co.	55,399	2,511,791
Western Digital Corp.	1,218	104,955
Williams-Sonoma, Inc. - Class A (A)	1,574	85,814
Wyndham Worldwide Corp.	967	68,599
XL Group PLC - Class A (O)	23,273	668,866

Total Common Stocks (cost $201,482,681)		241,049,682

WARRANT - 0.0% (D)
Australia - 0.0% (D)
TFS Corp., Ltd., Class A (H)
Expiration: 07/15/2018
Exercise Price: AUD 1.28	190,550	76,483

Total Warrant (cost $0)		76,483

INVESTMENT COMPANIES - 1.2%
United States - 1.2%
ETFS Physical Palladium Shares (N)	2,773	190,505
ETFS Platinum Trust (N)	2,316	310,969
Market Vectors Gold Miners ETF (A)	23,637	554,997
SPDR Gold Shares (N)	27,819	3,340,784

Total Investment Companies (cost $4,112,302)		4,397,255

	Contracts	Value
PURCHASED OPTIONS - 0.5% (P) (Q)
Call Options - 0.3%
Freeport-McMoRan Copper & Gold, Inc.
Strike Price $ 34.00
Expires 02/22/2014	122	3,660
MetLife, Inc.
Strike Price $ 50.00
Expires 01/17/2015	35	15,365
OTC- Anadarko Petroleum Corp.
Strike Price $ 85.00
Expires 07/18/2014
Counterparty: DUB	19,400	81,780

	Contracts	Value
Call Options (continued)
OTC- Anadarko Petroleum Corp.
Strike Price $ 85.00
Expires 07/19/2014
Counterparty: CSFB	11,673	$ 53,882
OTC- Bank of America Corp.
Strike Price $ 17.00
Expires 01/17/2015
Counterparty: CITI	97,339	163,043
OTC- Citigroup, Inc.
Strike Price $ 60.00
Expires 01/16/2015
Counterparty: BOA	27,255	32,161
OTC- Coach, Inc.
Strike Price $ 60.00
Expires 02/20/2015
Counterparty: BOA	7,705	10,818
OTC- Coca-Cola Co.
Strike Price $ 45.00
Expires 01/16/2015
Counterparty: DUB	77,566	30,639
OTC- Humana, Inc.
Strike Price $ 115.00
Expires 01/16/2015
Counterparty: DUB	1,934	7,929
OTC- Humana, Inc.
Strike Price $ 130.00
Expires 01/16/2015
Counterparty: GSC	7,754	13,763
OTC- Johnson & Johnson
Strike Price $ 105.00
Expires 02/20/2015
Counterparty: DUB	38,600	30,756
OTC- JPMorgan Chase & Co.
Strike Price $ 65.00
Expires 01/16/2015
Counterparty: BOA	48,670	66,191
OTC- Merck & Co., Inc.
Strike Price $ 55.00
Expires 01/16/2015
Counterparty: DUB	77,566	205,162
OTC- Oracle Corp.
Strike Price $ 42.00
Expires 01/16/2015
Counterparty: DUB	38,783	51,000
OTC- QEP Resources, Inc.
Strike Price $ 35.00
Expires 04/17/2014
Counterparty: GSC	19,400	9,343
OTC- Siemens AG
Strike Price $ 150.00
Expires 01/16/2015
Counterparty: DUB	9,696	31,512
OTC- Takeda Pharmaceutical Co. Ltd.
Strike Price JPY 4,906.34
Expires 10/09/2014
Counterparty: GSC	4,599	8,840
OTC- Takeda Pharmaceutical Co. Ltd.
Strike Price JPY 5,108.80
Expires 01/29/2015
Counterparty: MSC	4,600	9,047
OTC- TOPIX Index
Index Value $ 1,164.04
Expires 05/09/2014
Counterparty: JPM	994	93,114

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Contracts	Value
Call Options (continued)
OTC- TOPIX Index
Index Value JPY 1,244.54
Expires 04/11/2014
Counterparty: UBS	113,654	$ 43,737
OTC- TOPIX Index
Index Value JPY 1,246.74
Expires 09/12/2014
Counterparty: CITI	108,001	78,850
OTC- TOPIX Index
Index Value JPY 1,257.27
Expires 06/13/2014
Counterparty: BOA	77,067	35,264
OTC- TOPIX Index
Index Value JPY 1,271.41
Expires 03/14/2014
Counterparty: BNP	109,132	21,087
OTC- TOPIX Index
Index Value JPY 1,291.10
Expires 07/11/2014
Counterparty: GSC	139,618	63,617
PetSmart, Inc.
Strike Price $ 67.50
Expires 04/19/2014	10	1,020
Prudential Financial, Inc.
Strike Price $ 82.50
Expires 01/17/2015	23	20,470
SPDR Gold Shares
Exercise Price $ 130.00
Expires 12/20/2014	91	39,403
Put Options - 0.2%
OTC- Freeport-McMoRan Copper & Gold, Inc.
Strike Price $ 34.00
Expires 03/21/2014
Counterparty: CITI	48,823	111,805
OTC- MSCI Emerging Markets Index (H)
Index Value $ 909.15
Expires 06/20/2014
Counterparty: JPM	1,230	62,730
OTC- S&P 500 Index
Index Value $ 1,563.12
Expires 02/21/2014
Counterparty: MSC	1,042	545
OTC- S&P 500 Index
Index Value $ 1,740.74
Expires 02/21/2014
Counterparty: JPM	1,042	14,068
OTC- S&P 500 Index
Index Value $ 1,744.05
Expires 02/21/2014
Counterparty: BNP	1,110	15,563
OTC- S&P 500 Index
Index Value $ 1,745.90
Expires 02/21/2014
Counterparty: CSFB	1,105	16,143
OTC- S&P 500 Index
Index Value $ 1,748.17
Expires 03/21/2014
Counterparty: ETFC	590	17,335
OTC- S&P 500 Index
Index Value $ 1,752.92
Expires 06/20/2014
Counterparty: BNP	872	53,380

	Contracts	Value
Put Options (continued)
OTC- S&P 500 Index
Index Value $ 1,775.00
Expires 02/21/2014
Counterparty: GSC	1,092	$ 26,809
OTC- S&P 500 Index
Index Value $ 1,775.00
Expires 03/21/2014
Counterparty: CSFB	2,127	82,209
OTC- S&P 500 Index
Index Value $ 1,785.00
Expires 02/21/2014
Counterparty: MSC	1,035	29,187
OTC- S&P 500 Index
Index Value $ 1,798.35
Expires 04/17/2014
Counterparty: MSC	1,593	91,248

Total Purchased Options (cost $1,821,247)		1,742,475

	Notional Amount	Value
PURCHASED SWAPTIONS - 0.1% (P) (Q)
Call Options - 0.1%
OTC- If exercised the Series pays floating 3
month LIBOR, and receives 1.60%,
European Style
Expires 06/03/2014
Counterparty: GSC	$ 19,705,748	68,196
OTC- If exercised the Series pays floating 3
month LIBOR, and receives 1.60%,
European Style
Expires 06/03/2014
Counterparty: GSC	19,706,091	68,197
OTC- If exercised the Series pays floating 3
month LIBOR, and receives 1.65%,
European Style
Expires 06/04/2014
Counterparty: DUB	4,925,400	21,156
OTC- If exercised the Series pays floating 3
month LIBOR, and receives 3.50%,
European Style
Expires 12/17/2015
Counterparty: GSC	9,444,000	109,874
Put Options - 0.0% (D)
OTC- If exercised the Series receives
floating 3 month LIBOR, and pays
1.07%, European Style
Expires 04/04/2018
Counterparty: DUB	JPY 78,804,000	14,968
OTC- If exercised the Series receives
floating 3 month LIBOR, and pays
1.35%, European Style
Expires 01/25/2016
Counterparty: GSC	155,720,000	27,379
OTC- If exercised the Series receives
floating 3 month LIBOR, and pays
1.60%, European Style
Expires 12/17/2018
Counterparty: GSC	78,690,000	14,366

Total Purchased Swaptions (cost $439,423)		324,136

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (K)	31,847,201	$ 31,847,201

Total Securities Lending Collateral (cost $31,847,201)		31,847,201

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.01% (K), dated 01/31/2014, to be repurchased at $444,799 on 02/03/2014. Collateralized by U.S. Government Agency Obligations, 4.00% - 5.50%, due 12/15/2017 - 04/01/2018, and with a total value of $453,966.	$ 444,799	444,799

Total Repurchase Agreement (cost $444,799)		444,799

Total Investment Securities (cost $363,862,240) (R)		403,252,152
Other Assets and Liabilities - Net - (8.0)%		(29,772,108)

Net Assets - 100.0%		$373,480,044

	Contracts	Value
WRITTEN OPTIONS - (0.2)% (P) (Q)
Call Options - (0.1)%
ACE, Ltd.
Strike Price $ 92.50
Expires 02/22/2014	8	(2,064)
Marathon Petroleum Corp.
Strike Price $ 80.00
Expires 04/19/2014	58	(58,000)
Marathon Petroleum Corp.
Strike Price $ 85.00
Expires 04/19/2014	39	(25,740)
National Oilwell Varco, Inc.
Strike Price $ 75.00
Expires 08/16/2014	77	(36,652)
OTC - Freeport-McMoRan Copper & Gold, Inc.
Strike Price $ 34.00
Expires 02/21/2014
Counterparty: CITI	12,200	(3,660)
OTC - MSCI Emerging Markets Index (H)
Index Value $ 990.32
Expires 06/20/2014
Counterparty: JPM	1,230	(27,810)
OTC - S&P 500 Index
Index Value $ 1,877.49
Expires 03/21/2014
Counterparty: BOA	590	(2,537)
OTC - S&P 500 Index
Index Value $ 1,896.02
Expires 06/20/2014
Counterparty: BNP	872	(13,770)
OTC - TOPIX Index
Index Value JPY 1,366.56
Expires 04/11/2014
Counterparty: UBS	113,654	(10,465)

	Contracts	Value
Call Options (continued)
Williams-Sonoma, Inc.
Strike Price $ 55.00
Expires 02/22/2014	14	$ (1,540)
XL Group PLC
Strike Price $ 32.00
Expires 04/19/2014	23	(357)
Put Options - (0.1)%
CONSOL Energy, Inc.
Strike Price $ 35.00
Expires 04/19/2014	78	(7,800)
CONSOL Energy, Inc.
Strike Price $ 36.00
Expires 07/19/2014	115	(27,140)
Dresser-Rand Group, Inc.
Strike Price $ 60.00
Expires 03/22/2014	79	(32,785)
EOG Resources, Inc.
Strike Price $ 155.00
Expires 07/19/2014	19	(14,345)
EOG Resources, Inc.
Strike Price $ 165.00
Expires 04/19/2014	29	(25,158)
Marathon Petroleum Corp.
Strike Price $ 65.00
Expires 04/19/2014	59	(1,622)
OTC- Coach, Inc.
Strike Price $ 42.50
Expires 02/20/2015
Counterparty: BOA	7,705	(24,858)
OTC- Freeport-McMoRan Copper & Gold, Inc.
Strike Price $ 30.00
Expires 03/21/2014
Counterparty: CITI	15,399	(8,007)
OTC- Freeport-McMoRan Copper & Gold, Inc.
Strike Price $ 30.00
Expires 03/21/2014
Counterparty: CITI	19,000	(10,450)
OTC- Humana, Inc.
Strike Price $ 90.00
Expires 01/16/2015
Counterparty: DUB	1,934	(14,215)
OTC- Marathon Petroleum Corp.
Strike Price $ 77.50
Expires 07/18/2014
Counterparty: DUB	7,700	(30,030)
OTC- MSCI Emerging Markets Index (H)
Index Value $ 834.93
Expires 06/20/2014
Counterparty: JPM	1,230	(33,210)
OTC- QEP Resources, Inc.
Strike Price $ 25.00
Expires 04/17/2014
Counterparty: GSC	19,400	(12,047)
OTC- Rowan Cos. PLC
Strike Price $ 32.00
Expires 07/18/2014
Counterparty: GSC	19,300	(52,110)
OTC- S&P 500 Index
Index Value $ 1,563.12
Expires 02/21/2014
Counterparty: JPM	1,042	(1,712)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Contracts	Value
Put Options (continued)
OTC- S&P 500 Index
Index Value $ 1,566.08	1,110	$ (1,951)
Expires 02/21/2014
Counterparty: BNP
OTC- S&P 500 Index
Index Value $ 1,567.75	1,105	(1,848)
Expires 02/21/2014
Counterparty: CSFB
OTC- S&P 500 Index
Index Value $ 1,609.83	872	(23,482)
Expires 06/20/2014
Counterparty: BNP
OTC- S&P 500 Index
Index Value $ 1,621.44	2,127	(14,074)
Expires 03/21/2014
Counterparty: CSFB
OTC- S&P 500 Index
Index Value $ 1,624.53	1,593	(18,632)
Expires 04/17/2014
Counterparty: MSC
OTC- S&P 500 Index
Index Value $ 1,635.00	1,035	(3,830)
Expires 02/21/2014
Counterparty: MSC
OTC- S&P 500 Index
Index Value $ 1,650.00	1,092	(4,859)
Expires 02/21/2014
Counterparty: GSC
OTC- S&P 500 Index
Index Value $ 1,740.74	1,042	(14,068)
Expires 02/21/2014
Counterparty: MSC
PetSmart, Inc.
Strike Price $ 60.00	10	(1,400)
Expires 04/19/2014
Phillips 66
Strike Price $ 72.50	77	(30,030)
Expires 05/17/2014
Pioneer Natural Resources Co.
Strike Price $ 155.00	19	(16,815)
Expires 06/21/2014

Total Written Options (premiums $(632,024))		(609,073)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

WRITTEN SWAPTIONS: (P) (Q)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Put- OTC 2-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	5.75%	12/17/2015	$9,444,000	$(86,570)	$(52,086)
Put- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	2.25	06/03/2014	5,906,835	(30,267)	(16,340)
Put- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	2.25	06/03/2014	9,853,047	(53,206)	(27,256)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	2.30	06/04/2014	4,925,400	(27,582)	(11,914)

							$(197,625)	$(107,596)

CENTRALLY CLEARED SWAP AGREEMENTS: (S)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (T)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (U)	Fair Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American High Yield Index - Series 21	5.00%	12/20/2018	$ 1,349,600	$(96,508)	$(88,020)	$(8,488)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (W)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (U)	Fair Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 21	1.00%	12/20/2018	$575,000	$8,360	$5,464	$2,896

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.46%	09/28/2016	$ 375,000	$917	$4	$913
3-Month USD-LIBOR	1.78	09/27/2016	212,000	1,207	2	1,205
3-Month USD-LIBOR	3.91	11/13/2019	3,920,000	9,563	35	9,528
3-Month USD-LIBOR	3.92	11/13/2019	3,920,000	9,922	35	9,887

				$21,609	$76	$21,533

OVER THE COUNTER SWAP AGREEMENTS: (P) (Q)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.00%	09/28/2016	GSC	$7,823,000	$(15,773)	$0	$(15,773)
3-Month USD-LIBOR	1.01	09/27/2016	DUB	1,632,271	(3,050)	0	(3,050)
3-Month USD-LIBOR	1.19	09/17/2018	JPM	792,000	(7,158)	0	(7,158)

					$(25,981)	$0	$(25,981)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	0.50%	09/17/2015	JPM	$1,932,100	$(6,974)	$0	$(6,974)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE: (X)

Reference Entity	Fixed Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
KOSPI 200 Index Futures	0.00	03/13/2014	CITI	5,500,000	$ (41,177)	$ 0	$ (41,177)
SGX Nikkei Stock Average Dividend Point Index Futures	1.00	03/31/2016	BNP	60,000	411	0	411
SGX Nikkei Stock Average Dividend Point Index Futures	1.00	03/31/2016	BNP	60,000	(2,232)	0	(2,232)
SGX Nikkei Stock Average Dividend Point Index Futures	1.00	03/31/2017	BNP	60,000	8,633	0	8,633
SGX Nikkei Stock Average Dividend Point Index Futures	1.00	03/31/2017	BNP	60,000	5,696	0	5,696

					$ (28,669)	$ 0	$ (28,669)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
EURO STOXX 50 Index	Short	(153)	03/21/2014	$(28,936)
FTSE 100 Index	Short	(7)	03/21/2014	12,546
MSCI Emerging Markets Mini Index Fund	Short	(95)	03/21/2014	260,194
NASDAQ 100 Index	Long	3	03/20/2014	7,188
Nikkei 225 Index	Short	(21)	03/13/2014	143,830
S&P 500 E-Mini Index	Short	(120)	03/21/2014	237,964

				$632,786

FORWARD FOREIGN CURRENCY CONTRACTS: (P) (Q)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	CSFB	(404,000)	02/06/2014	$(556,227)	$11,352
EUR	DUB	(269,000)	02/06/2014	(370,305)	7,505
EUR	UBS	(673,000)	02/06/2014	(926,383)	18,707
EUR	BBH	57,000	02/10/2014	77,475	(599)
EUR	BNP	(704,000)	02/13/2014	(955,488)	6,000
EUR	BNP	(185,374)	02/13/2014	(252,213)	2,198
EUR	CSFB	(705,000)	02/14/2014	(956,001)	5,165
EUR	DUB	(705,000)	02/14/2014	(962,861)	12,024
EUR	BNP	(705,000)	02/20/2014	(962,920)	12,082
EUR	UBS	(705,000)	02/20/2014	(960,522)	9,684
EUR	BCLY	(515,000)	02/28/2014	(700,132)	5,547
EUR	DUB	(258,000)	03/07/2014	(349,435)	1,467
EUR	MSC	(645,000)	03/13/2014	(880,877)	10,953
EUR	JPM	(686,000)	03/14/2014	(937,148)	11,927
EUR	BCLY	(695,000)	03/21/2014	(937,769)	406
EUR	CSFB	(695,000)	03/21/2014	(938,514)	1,151
GBP	DUB	(695,000)	03/07/2014	(1,144,724)	2,514
GBP	DUB	695,000	03/07/2014	1,146,931	(4,721)
JPY	BOA	(83,508,003)	02/06/2014	(813,728)	(3,637)
JPY	MSC	(161,015,822)	02/07/2014	(1,560,246)	(15,761)
JPY	DUB	(100,000,000)	02/10/2014	(1,015,228)	36,426
JPY	BOA	(80,024,409)	02/13/2014	(765,227)	(18,063)
JPY	GSC	(83,219,190)	02/13/2014	(795,853)	(18,708)
JPY	BNP	(98,081,385)	02/20/2014	(951,000)	(9,063)
JPY	BNP	(75,975,312)	02/27/2014	(730,949)	(12,752)
JPY	CSFB	(42,809,292)	02/27/2014	(411,707)	(7,341)
JPY	CSFB	(73,689,750)	02/28/2014	(705,165)	(16,173)
JPY	GSC	(78,526,495)	02/28/2014	(751,234)	(17,450)
JPY	BCLY	(65,579,476)	03/06/2014	(629,168)	(12,802)
JPY	UBS	(124,173,623)	03/06/2014	(1,191,208)	(24,352)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (P) (Q): (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
JPY	MSC	(98,935,612)	03/07/2014	(955,000)	(13,505)
JPY	DUB	(97,914,240)	03/13/2014	(955,000)	(3,540)
JPY	UBS	(54,108,912)	03/13/2014	(525,623)	(4,081)
JPY	GSC	(107,585,311)	03/14/2014	(1,052,478)	(745)
JPY	MSC	(80,000,000)	03/17/2014	(777,137)	(6,049)
JPY	BNP	(160,000,000)	04/07/2014	(1,543,941)	(22,620)
MXN	UBS	(5,299,000)	02/06/2014	(389,055)	(6,980)
MXN	CSFB	(1,970,000)	03/20/2014	(151,936)	5,227
MXN	CSFB	(5,900,000)	03/20/2014	(452,426)	13,044
MXN	CSFB	(5,900,000)	04/03/2014	(454,560)	15,651
MXN	CSFB	(2,754,500)	04/30/2014	(211,754)	7,248
MXN	MSC	(5,107,120)	04/30/2014	(389,544)	10,368
MXN	MSC	(3,147,880)	05/15/2014	(240,712)	7,285
MXN	GSC	(7,628,000)	05/29/2014	(567,201)	2,201
MXN	UBS	(1,973,850)	05/29/2014	(150,510)	4,309
MXN	DUB	(7,646,000)	06/26/2014	(575,762)	10,718
MXN	BCLY	(5,859,000)	07/10/2014	(434,434)	1,943

					$14,160

FORWARD FOREIGN CROSS CURRENCY CONTRACTS : (P) (Q)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BCLY	609,000	03/14/2014	$ 830,950	$ (9,580)
JPY	BCLY	(84,966,766)	03/14/2014	(830,950)	(845)

					$ (10,425)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
U.S. Government Obligations	5.2%	$20,782,964
Oil, Gas & Consumable Fuels	4.8	19,226,424
Foreign Government Obligations	4.7	19,131,811
Commercial Banks	4.7	18,779,802
Pharmaceuticals	3.9	15,863,662
Metals & Mining	3.2	12,785,110
Diversified Financial Services	3.2	12,735,645
Health Care Providers & Services	3.1	12,472,015
Automobiles	2.7	11,083,214
Insurance	2.4	9,581,251
Capital Markets	2.1	8,503,285
IT Services	2.0	8,208,707
Internet Software & Services	2.0	7,922,093
Software	1.9	7,642,050
Diversified Telecommunication Services	1.9	7,618,136
Aerospace & Defense	1.9	7,598,993
Chemicals	1.9	7,539,647
Industrial Conglomerates	1.7	6,859,084
Media	1.4	5,841,632
Food Products	1.4	5,750,348
Biotechnology	1.4	5,481,302
Auto Components	1.2	4,785,699
Household Products	1.1	4,554,228
Real Estate Management & Development	1.1	4,352,500
Machinery	1.0	4,139,169
Beverages	1.0	3,997,658
Wireless Telecommunication Services	1.0	3,971,351
Road & Rail	0.9	3,774,720
Energy Equipment & Services	0.9	3,675,665
Trading Companies & Distributors	0.9	3,431,014
Communications Equipment	0.8	3,427,699
Electrical Equipment	0.8	3,424,951
Health Care Equipment & Supplies	0.8	3,386,868

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

INVESTMENTS BY INDUSTRY: (continued)	Percentage of Total Investment Securities		Value
Consumer Finance	0.8		$3,362,465
Real Estate Investment Trusts	0.8		3,116,318
Computers & Peripherals	0.8		3,105,938
Semiconductors & Semiconductor Equipment	0.7		2,658,748
Electronic Equipment & Instruments	0.7		2,652,958
Life Sciences Tools & Services	0.6		2,607,374
Electric Utilities	0.6		2,599,238
Hotels, Restaurants & Leisure	0.6		2,329,667
Multi-Utilities	0.6		2,241,080
Airlines	0.6		2,217,955
Purchased Options	0.4		1,742,475
Food & Staples Retailing	0.4		1,721,460
Textiles, Apparel & Luxury Goods	0.4		1,677,577
Specialty Retail	0.4		1,550,883
Household Durables	0.4		1,480,751
Building Products	0.4		1,434,196
Air Freight & Logistics	0.3		1,398,579
Construction & Engineering	0.3		1,388,109
Independent Power Producers & Energy Traders	0.2		975,398
Containers & Packaging	0.2		969,986
Gas Utilities	0.2		872,237
Paper & Forest Products	0.2		861,976
Health Care Technology	0.1		456,791
Leisure Equipment & Products	0.1		344,079
Construction Materials	0.1		328,460
Purchased Swaptions	0.1		324,136
Multiline Retail	0.1		314,791
Water Utilities	0.1		309,441
Commercial Services & Supplies	0.1		284,051
Thrifts & Mortgage Finance	0.1		227,309
Diversified Consumer Services	0.1		201,913
Transportation Infrastructure	0.0	(D)	189,671
Tobacco	0.0	(D)	188,870
Personal Products	0.0	(D)	184,586

Investment Securities, at Value	80.5		324,648,163
Short-Term Investments	19.5		78,603,989

Total Investments	100.0%		$403,252,152

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (Y)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$20,782,964	$—	$20,782,964
Foreign Government Obligations	—	19,131,811	—	19,131,811
Preferred Corporate Debt Securities	—	275,270	—	275,270
Corporate Debt Securities
Argentina	—	336,049	—	336,049
Australia	—	826,232	—	826,232
Brazil	—	211,000	—	211,000
Canada	—	115,915	—	115,915
Cayman Islands	—	739,095	—	739,095
Chile	—	714,838	—	714,838
France	—	592,160	—	592,160
Germany	—	200,000	—	200,000
Guernsey, Channel Islands	—	214,880	—	214,880
Ireland	—	292,398	—	292,398
Japan	—	257,763	—	257,763
Jersey, Channel Islands	—	643,566	—	643,566
Korea, Republic of	—	204,419	—	204,419
Luxembourg	—	406,864	—	406,864
Mexico	—	294,838	—	294,838
Netherlands	—	812,487	—	812,487
Singapore	—	96,480	—	96,480
Sweden	—	210,140	—	210,140
Switzerland	—	114,859	—	114,859
United Kingdom	—	1,088,740	—	1,088,740
United States	—	9,237,454	581,711	9,819,165
Convertible Bonds
Bermuda	—	—	10,966	10,966
Cayman Islands	—	141,211	—	141,211
India	—	672,196	—	672,196
Jersey, Channel Islands	—	735,923	—	735,923
Luxembourg	—	461,781	—	461,781
Netherlands	—	1,643,698	—	1,643,698
Singapore	—	1,465,698	—	1,465,698
United Kingdom	—	146,000	—	146,000
United States	—	3,997,029	—	3,997,029
Commercial Paper	—	563,709	—	563,709
Loan Assignments	—	3,470,457	—	3,470,457
Short-Term U.S. Government Obligations	—	39,043,063	—	39,043,063
Short-Term Foreign Government Obligations	—	6,705,217	—	6,705,217
Convertible Preferred Stocks	2,188,254	1,261,013	—	3,449,267
Preferred Stocks	2,352,427	129,546	—	2,481,973
Common Stocks
Australia	—	1,654,137	—	1,654,137
Austria	—	119,207	—	119,207
Belgium	—	625,272	—	625,272
Brazil	1,798,811	—	—	1,798,811
Canada	4,607,486	—	—	4,607,486
Chile	193,884	—	—	193,884
China	242,021	—	—	242,021
Denmark	—	219,546	—	219,546
Finland	—	157,938	—	157,938
France	861,334	15,317,073	—	16,178,407
Germany	—	6,787,353	—	6,787,353
Hong Kong	—	3,487,892	—	3,487,892
India	—	366,543	—	366,543
Indonesia	—	151,617	—	151,617
Italy	47,569	3,450,662	—	3,498,231
Japan	—	31,513,515	—	31,513,515
Korea, Republic of	—	3,317,104	—	3,317,104
Malaysia	—	1,094,021	—	1,094,021
Mexico	933,675	—	—	933,675
Netherlands	1,412,750	3,440,221	—	4,852,971
New Zealand	—	33,003	—	33,003
Norway	—	1,182,962	—	1,182,962
Portugal	—	191,909	—	191,909
Russian Federation	327,205	—	—	327,205
Singapore	—	1,081,973	—	1,081,973

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY (Y): (continued)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
South Africa	$—	$170,626	$—	$170,626
Spain	—	802,802	—	802,802
Sweden	—	1,674,789	—	1,674,789
Switzerland	—	8,159,933	—	8,159,933
Taiwan	—	625,938	—	625,938
Thailand	—	418,819	—	418,819
United Kingdom	1,303,439	14,784,254	—	16,087,693
United States	128,104,418	—	387,981	128,492,399
Warrant	—	76,483	—	76,483
Investment Companies	4,397,255	—	—	4,397,255
Purchased Options	1,679,745	62,730	—	1,742,475
Purchased Swaptions	—	324,136	—	324,136
Securities Lending Collateral	31,847,201	—	—	31,847,201
Repurchase Agreement	—	444,799	—	444,799

Total Investment Securities	$182,297,474	$219,974,020	$980,658	$403,252,152

Derivative Financial Instruments
Credit Default Swap Agreements (Z)	$2,896	$—	$—	$2,896
Interest Rate Swap Agreements (Z)	2,118	19,415	—	21,533
Total Return Swap Agreements (Z)	—	14,740	—	14,740
Futures Contracts (Z)	661,722	—	—	661,722
Forward Foreign Currency Contracts (Z)	—	233,102	—	233,102

Total Derivative Financial Instruments	$666,736	$267,257	$—	$933,993

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
LIABILITIES
Derivative Financial Instruments
Written Options	$(548,053)	$(61,020)	$—	$(609,073)
Written Swaptions	—	(107,596)	—	(107,596)
Credit Default Swap Agreements (Z)	(8,488)	—	—	(8,488)
Interest Rate Swap Agreements (Z)	—	(32,955)	—	(32,955)
Total Return Swap Agreements (Z)	—	(43,409)	—	(43,409)
Futures Contracts (Z)	(28,936)	—	—	(28,936)
Forward Foreign Currency Contracts (Z)	—	(218,942)	—	(218,942)
Forward Foreign Cross Currency Contracts (Z)	—	(10,425)	—	(10,425)

Total Derivative Financial Instruments	$(585,477)	$(474,347)	$—	$(1,059,824)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases (AA)	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (AB)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2014 (AC)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014 (AB)
Common Stocks	$472,785	$—	$—	$—	$—	$(84,804)	$—	$—	$387,981	$(84,804)
Convertible Bonds	11,270	—	—	—	—	(304)	—	—	10,966	(304)
Corporate Debt Securities	541,159	53,402	—	(3)	—	(12,847)	—	—	581,711	(12,847)

Total	$1,025,214	$53,402	$—	$(3)	$—	$(97,955)	$—	$—	$980,658	$(97,955)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $30,994,965. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $1,421,254.
(C)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(D)	Percentage rounds to less than 0.1%.
(E)	Floating or variable rate note. Rate is listed as of January 31, 2014.
(F)	The security has a perpetual maturity. The date shown is the next call date.
(G)	Illiquid. Total aggregate fair value of illiquid securities is $4,065,962, or 1.09% of the fund’s net assets.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $2,711,844, or 0.73% of the fund’s net assets, and total aggregate fair value of derivatives is $(61,020), or (0.02)% of the fund’s net assets.
(I)	Restricted security. At January 31, 2014, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Corporate Debt Securities	Delta Topco Limited	05/02/2012	$597,400	$581,711	0.16%
Common Stocks	Delta Topco Limited	05/02/2012	398,617	387,981	0.10

			$996,017	$969,692	0.26%

(J)	In default.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(K)	Rate shown reflects the yield at January 31, 2014.
(L)	All or a portion of this security represents unsettled loan commitments at January 31, 2014 where the rate will be determined at time of settlement.
(M)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(N)	Non-income producing security.
(O)	All or a portion of this security has been segregated by the custodian as collateral for open options transactions. Total value of securities segregated as collateral for open options transactions is $9,855.
(P)	Cash in the amount of $400,000 has been segregated by the broker with the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(Q)	Cash in the amount of $2,957,063 has been segregated by the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(R)	Aggregate cost for federal income tax purposes is $363,862,240. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $51,404,867 and $12,014,955, respectively. Net unrealized appreciation for tax purposes is $39,389,912.
(S)	Cash in the amount of $155,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(T)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(U)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(V)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(W)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(X)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(Y)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(Z)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(AA)	Purchases include all purchases of securities and securities received in corporate actions.
(AB)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014 may be due to an investment no longer held or categorized as Level 3 at year end.
(AC)	Level 3 securities were not considered significant to the fund.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities aggregated $9,640,958, or 2.58% of the fund’s net assets.
ADR	American Depositary Receipt
BBA	British Bankers’ Association
BBH	Brown Brothers Harriman & Co.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
CPO	Ordinary Participation Certificates
CSFB	Credit Suisse First Boston
CVA	Dutch Certificate-Depositary Receipt
DUB	Deutsche Bank AG
ETF	Exchange-Traded Fund
ETFC	E*TRADE Financial Corporation
GDR	Global Depositary Receipt
GSC	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
OTC	Over the Counter
PJSC	Private Joint Stock Company
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

DEFINITIONS (continued):

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
RSP	Risparmio Shares
SGX	Singapore Exchange
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
SGD	Singapore Dollar
USD	United States Dollar

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATION - 5.6%
Poland Government Bond
2.75%, 08/25/2023	PLN 28,986,250	$9,538,242

Total Foreign Government Obligation (cost $9,686,226)		9,538,242

	Shares	Value
INVESTMENT COMPANY - 2.3%
Capital Markets - 2.3%
Market Vectors Gold Miners ETF	164,805	3,869,621

Total Investment Company (cost $3,760,934)		3,869,621

	Contracts	Value
PURCHASED OPTION - 0.0% (A)
Put Option - 0.0% (A)
Eurodollar, Mid-Curve 3-Year Future
Exercise Price $ 97.00
Expires 03/14/2014	570	14,250

Total Purchased Option (cost $101,694)		14,250

	Notional Amount	Value
PURCHASED FOREIGN EXCHANGE OPTIONS - 4.4% (B)
Call Options - 2.9%
OTC - EUR vs. CHF
Exercise Price EUR 1.25
Expires 10/30/2014
Counterparty: CITI	EUR 46,700,000	498,709
OTC - USD vs. CAD
Exercise Price $ 1.13
Expires 04/14/2014
Counterparty: CITI	$26,000,000	275,148
OTC - USD vs. CNY
Exercise Price $ 6.15
Expires 01/06/2015
Counterparty: CITI	51,800,000	414,576
OTC - USD vs. JPY
Exercise Price $ 103.00
Expires 02/26/2014
Counterparty: CITI	22,650,000	141,457
OTC - USD vs. JPY
Exercise Price $ 105.50
Expires 04/11/2014
Counterparty: CITI	26,000,000	124,925
OTC - USD vs. JPY
Exercise Price $ 108.50
Expires 06/09/2014
Counterparty: CITI	21,650,000	90,836
OTC - USD vs. TRY
Exercise Price $ 2.10
Expires 03/19/2014
Counterparty: CITI	25,900,000	2,187,583
OTC - USD vs. TRY
Exercise Price $ 2.20
Expires 03/19/2014
Counterparty: CITI	25,900,000	1,228,895

	Notional Amount	Value
Put Options - 1.5%
OTC - EUR vs. GBP
Exercise Price EUR 0.81
Expires 07/10/2014
Counterparty: CITI	EUR 78,000,000	$ 276,032
OTC - EUR vs. GBP
Exercise Price EUR 0.83
Expires 02/26/2014
Counterparty: CITI	46,400,000	673,933
OTC - EUR vs. NOK
Exercise Price EUR 8.29
Expires 02/07/2014
Counterparty: CITI	15,600,000	5,841
OTC - EUR vs. NOK
Exercise Price EUR 8.30
Expires 06/13/2014
Counterparty: CITI	18,240,000	238,229
OTC - USD vs. AUD
Exercise Price AUD 0.87
Expires 04/11/2014
Counterparty: CITI	AUD 26,000,000	407,020
OTC - USD vs. EUR
Exercise Price EUR 1.32
Expires 03/20/2014
Counterparty: CITI	EUR 51,800,000	259,641
OTC - USD vs. MXN
Exercise Price $ 12.75
Expires 02/06/2014
Counterparty: CITI	$ 25,900,000	510
OTC - USD vs. TRY
Exercise Price $ 2.30
Expires 02/26/2014
Counterparty: CITI	25,700,000	622,801
OTC - USD vs. ZAR
Exercise Price $ 10.90
Expires 02/26/2014
Counterparty: CITI	25,700,000	179,646

Total Purchased Foreign Exchange Options (cost $5,228,541)		7,625,782

	Principal	Value
REPURCHASE AGREEMENT - 70.7%
State Street Bank & Trust Co. 0.01% (C), dated 01/31/2014, to be repurchased at $121,797,654 on 02/03/2014. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $123,928,294.	121,797,553	121,797,553

Total Repurchase Agreement (cost $121,797,553)		121,797,553

Total Investment Securities (cost $140,574,948) (D)		142,845,448
Other Assets and Liabilities - Net - 17.0%		29,343,774

Net Assets - 100.0%		$ 172,189,222

	Contracts	Value
WRITTEN OPTION - (0.1)%
Call Option - (0.1)%
Eurodollar, Mid-Curve 3-Year Future
Exercise Price $ 97.75
Expires 03/14/2014	520	$ (139,750)

Total Written Option (premiums $(95,727))		(139,750)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Notional Amount	Value
WRITTEN FOREIGN EXCHANGE OPTIONS - (4.7)% (B)
Call Options - (2.8)%
OTC - USD vs. AUD
Exercise Price AUD 0.93
Expires 04/11/2014
Counterparty: CITI	AUD 260,000	$(28,569)
OTC - USD vs. AUD
Exercise Price AUD 0.90
Expires 02/14/2014
Counterparty: CITI	259,000	(22,250)
OTC - EUR vs. GBP
Exercise Price EUR 0.86
Expires 02/26/2014
Counterparty: CITI	EUR 232,000	(7,825)
OTC - USD vs. NZD
Exercise Price NZD 0.87
Expires 04/14/2014
Counterparty: CITI	NZD 390,000	(33,641)
OTC - USD vs. KRW
Exercise Price $ 1,085.00
Expires 04/07/2014
Counterparty: CITI	$ 414,400	(635,833)
OTC - USD vs. MXN
Exercise Price $ 13.50
Expires 02/20/2014
Counterparty: CITI	155,100	(135,976)
OTC - USD vs. RUB
Exercise Price $ 34.00
Expires 02/21/2014
Counterparty: CITI	156,000	(608,765)
OTC - USD vs. TRY
Exercise Price $ 2.15
Expires 03/19/2014
Counterparty: CITI	518,000	(3,359,134)
Put Options - (1.9)%
OTC - USD vs. EUR
Exercise Price EUR 1.30
Expires 03/20/2014
Counterparty: CITI	EUR 518,000	(73,596)
OTC - EUR vs. GBP
Exercise Price EUR 0.80
Expires 02/26/2014
Counterparty: CITI	696,000	(119,484)
OTC - EUR vs. NOK
Exercise Price EUR 8.30
Expires 02/07/2014
Counterparty: CITI	156,000	(7,882)
OTC - NOK vs. SEK
Exercise Price NOK 1.03
Expires 04/15/2014
Counterparty: CITI	NOK 2,068,000	(256,367)
OTC - NOK vs. SEK
Exercise Price NOK 1.04
Expires 02/07/2014
Counterparty: CITI	541,250	(24,064)
OTC - NOK vs. SEK
Exercise Price NOK 1.03
Expires 03/13/2014
Counterparty: CITI	1,938,000	(157,525)

	Notional Amount	Value
Put Options (continued)
OTC - EUR vs. CHF
Exercise Price EUR 1.20
Expires 10/30/2014
Counterparty: CITI	EUR 467,000	$(504,002)
OTC - USD vs. CAD
Exercise Price $ 1.07
Expires 04/14/2014
Counterparty: CITI	$ 260,000	(53,060)
OTC - USD vs. JPY
Exercise Price $ 100.00
Expires 02/26/2014
Counterparty: CITI	226,500	(81,995)
OTC - USD vs. JPY
Exercise Price $ 90.00
Expires 01/19/2015
Counterparty: CITI	1,560,000	(1,473,813)
OTC - USD vs. JPY
Exercise Price $ 97.50
Expires 06/09/2014
Counterparty: CITI	216,500	(192,105)
OTC - USD vs. JPY
Exercise Price $ 100.50
Expires 03/19/2014
Counterparty: CITI	520,000	(398,839)

Total Written Foreign Exchange Options (cost $(5,440,168))		(8,174,725)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (B)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty		Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month NZD-BBR-FRA	3.95%	10/05/2015	CITI	NZD	131,670,000	$(155,897)	$0	$(155,897)
3-Month ZAR-JIBAR-SAFEX	6.27	11/12/2014	CITI	ZAR	1,805,760,000	(477,305)	0	(477,305)
3-Month ZAR-JIBAR-SAFEX	6.50	09/23/2015	CITI		389,880,000	(405,522)	0	(405,522)
6-Month PLN-WIBOR	4.12	04/04/2019	CITI	PLN	96,696,000	0	0	0
BRL-CDI	9.43	07/01/2014	CITI	BRL	44,352,616	(93,790)	0	(93,790)
BRL-CDI	9.59	07/01/2014	CITI		136,426,878	(93,238)	0	(93,238)
BRL-CDI	9.97	07/01/2014	CITI		230,621,890	(185,182)	0	(185,182)
MXN TIIE Banxico	6.54	01/10/2024	CITI	MXN	55,448,800	(129,962)	0	(129,962)
MXN TIIE Banxico	6.63	12/15/2023	CITI		59,598,000	(103,322)	0	(103,322)
MXN TIIE Banxico	6.63	12/18/2023	CITI		59,598,000	(102,722)	0	(102,722)

						$(1,746,940)	$0	$(1,746,940)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month NOK-NIBOR	2.03%	01/14/2017	CITI	172,725,000	$(71,301)	$0	$(71,301)
6-Month PLN-WIBOR	3.43	04/04/2016	CITI	231,075,000	0	0	0

					$(71,301)	$0	$(71,301)

TOTAL RETURN SWAP AGREEMENTS - PAYABLE:

Reference Entity	Floating Rate	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	USD-3M-LIBOR-BBA	11/14/2014	CITI	5,749	$(294,866)	$0	$(294,866)

FUTURES CONTRACTS: (E)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(37)	03/20/2014	$(12,277)
90-Day Eurodollar	Short	(20)	12/14/2015	712
90-Day Eurodollar	Long	20	12/14/2015	(825)
BIST 30 Index	Long	1,551	02/28/2014	(217,432)
EURO STOXX 50 Index	Long	119	03/21/2014	(30,667)
FTSE JSE Top 40 Index	Short	(205)	03/20/2014	110,475
FTSE MIB Index	Long	37	03/21/2014	(22,068)
German Euro BOBL	Long	104	03/06/2014	276,010
Mexican Bolsa Index	Long	242	03/21/2014	(221,998)
MSCI Emerging Markets Mini Index Fund	Short	(344)	03/21/2014	574,724
Nikkei 225 Index	Long	40	03/13/2014	(296,694)
OTC Put Options Strike @ $103.00 on Brent Crude Oil Futures (Counterparty: CITI)	Short	(55)	02/10/2014	38,839
RTS Index	Long	1,398	03/17/2014	(272,197)
S&P 500 E-Mini Index	Short	(196)	03/21/2014	174,418
SGX CNX Nifty Index	Short	(617)	02/27/2014	76,364
WIG20 Index	Long	2,282	03/21/2014	(474,490)

				$(297,106)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (B)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BCLY	2,590,000	03/19/2014	$2,279,659	$(20,264)
AUD	BCLY	5,200,000	03/19/2014	4,646,243	(110,007)
AUD	BCLY	5,200,000	03/19/2014	4,649,545	(113,309)
AUD	BCLY	2,600,000	03/19/2014	2,337,789	(69,671)
AUD	BCLY	(9,333,000)	03/19/2014	(8,288,283)	146,612
AUD	BCLY	(5,140,000)	03/19/2014	(4,456,130)	(27,765)
AUD	BCLY	(5,140,000)	03/19/2014	(4,451,642)	(32,252)
AUD	CITI	15,600,000	03/19/2014	13,661,129	(52,422)
AUD	CITI	(15,510,000)	03/19/2014	(13,612,114)	81,919
AUD	CITI	(5,170,000)	03/19/2014	(4,534,919)	24,854
BRL	BCLY	(12,171,160)	02/04/2014	(4,980,000)	(58,336)
BRL	BCLY	(37,079,825)	03/19/2014	(15,600,000)	431,480
BRL	HSBC	(25,873,980)	03/19/2014	(10,835,000)	250,539
BRL	NEG	30,916,497	03/19/2014	12,925,000	(277,759)
CAD	BCLY	5,691,020	03/19/2014	5,170,000	(65,943)
CAD	BCLY	(8,530,221)	03/19/2014	(7,755,000)	104,573
CHF	BCLY	2,570,291	03/19/2014	2,907,000	(70,947)
CHF	CITI	9,402,103	03/19/2014	10,340,000	34,257
CHF	JPM	(11,199,759)	03/19/2014	(12,450,000)	92,214
CNH	JPM	(300,564,374)	02/09/2015	(49,200,000)	18,347
COP	HSBC	18,952,579,000	03/19/2014	9,740,000	(370,600)
CZK	BCLY	280,987,505	03/19/2014	14,076,000	(307,981)
DZD	BNP	557,049,600	02/24/2014	6,840,000	237,468
EGP	SG	(12,906,000)	07/08/2014	(1,434,000)	(328,981)
EUR	BCLY	(10,200,000)	03/19/2014	(14,055,325)	298,358
EUR	BCLY	5,180,000	03/19/2014	7,051,991	(65,610)
EUR	BCLY	(5,180,000)	03/19/2014	(7,057,074)	70,693
EUR	BCLY	(5,140,000)	03/19/2014	(7,009,145)	76,714
EUR	CITI	2,585,000	03/19/2014	3,498,278	(11,831)
EUR	CITI	10,400,000	03/19/2014	14,214,924	(188,213)
EUR	SAXO	(5,200,000)	03/19/2014	(7,068,152)	54,797
GBP	BCLY	(5,406,000)	03/19/2014	(8,811,483)	(72,260)
GBP	CITI	2,590,000	03/19/2014	4,254,800	1,377
HUF	BCLY	2,233,371,178	03/19/2014	9,960,000	(345,636)
HUF	BCLY	(1,398,968,250)	03/19/2014	(6,375,000)	352,629
HUF	BCLY	(1,139,999,620)	03/19/2014	(5,200,000)	292,454
HUF	BCLY	(2,303,027,845)	03/19/2014	(10,280,000)	365,773
HUF	CITI	(2,309,981,550)	03/19/2014	(10,400,000)	455,838
IDR	BCLY	62,502,180,059	02/27/2014	5,140,000	(43,045)
IDR	JPM	60,506,786,906	02/28/2014	4,980,000	(48,119)
ILS	CITI	(17,418,880)	03/19/2014	(4,980,000)	29,408
INR	BCLY	313,738,860	02/28/2014	4,980,000	(5,348)
INR	CITI	(628,976,281)	02/28/2014	(9,960,000)	(13,065)
JPY	BCLY	1,055,471,840	03/19/2014	10,280,000	53,002
JPY	BCLY	1,017,956,800	03/19/2014	9,960,000	5,732
JPY	BCLY	1,022,256,731	03/19/2014	9,960,000	47,828
JPY	BCLY	(222,783,717)	03/19/2014	(2,165,000)	(16,038)
JPY	BCLY	(222,785,882)	03/19/2014	(2,165,000)	(16,060)
JPY	BCLY	745,605,904	03/19/2014	7,242,000	57,434
JPY	BCLY	1,078,040,880	03/19/2014	10,360,000	193,951
JPY	BCLY	(540,630,487)	03/19/2014	(5,180,000)	(112,738)
JPY	BCLY	(265,933,016)	03/19/2014	(2,570,000)	(33,467)
JPY	CITI	1,611,120,164	03/19/2014	15,600,000	172,763
JPY	CITI	1,020,564,029	03/19/2014	9,960,000	31,257
KRW	HSBC	(27,952,605,000)	02/28/2014	(25,700,000)	(367,896)
MXN	BCLY	32,768,280	02/04/2014	2,460,000	(10,604)
MXN	BCLY	(32,937,427)	02/04/2014	(2,460,000)	(2,040)
MXN	BCLY	67,972,871	02/10/2014	5,200,000	(121,435)
MXN	HSBC	(67,687,060)	02/10/2014	(5,180,000)	122,789
MXN	BCLY	132,260,808	03/19/2014	9,840,000	10,526

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (B): (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
MXN	BCLY	33,053,433	03/19/2014	$2,460,000	$1,755
MXN	BCLY	(139,202,107)	03/19/2014	(10,280,000)	(87,500)
MXN	BNP	275,155,583	03/19/2014	21,165,000	(671,952)
MXN	BOA	72,449,757	03/19/2014	5,500,000	(104,084)
MXN	CITI	34,541,463	03/19/2014	2,585,000	(12,420)
MXN	CITI	69,211,881	03/19/2014	5,170,000	(15,235)
MXN	CITI	69,214,466	03/19/2014	5,170,000	(15,042)
MXN	CITI	34,604,312	03/19/2014	2,585,000	(7,739)
MXN	CITI	34,249,956	03/19/2014	2,600,000	(49,130)
MXN	CITI	(139,196,340)	03/19/2014	(10,280,000)	(87,070)
MXN	SSB	68,861,815	03/19/2014	5,170,000	(41,307)
NOK	BCLY	44,933,201	03/19/2014	7,293,000	(147,624)
NOK	BCLY	32,198,212	03/19/2014	5,180,000	(59,770)
NOK	SAXO	30,815,608	03/19/2014	4,980,000	(79,635)
NZD	BCLY	5,200,000	03/19/2014	4,310,192	(119,799)
NZD	BCLY	5,170,000	03/19/2014	4,260,442	(94,224)
NZD	BCLY	2,590,000	03/19/2014	2,103,228	(16,089)
NZD	BCLY	2,590,000	03/19/2014	2,121,953	(34,815)
NZD	BCLY	(9,945,000)	03/19/2014	(8,155,467)	141,339
PEN	BNP	26,257,760	02/21/2014	9,280,000	(26,816)
PEN	HSBC	(29,390,400)	02/21/2014	(10,400,000)	42,880
PLN	BCLY	10,611,255	03/19/2014	3,470,600	(114,783)
PLN	BCLY	(14,720,982)	03/19/2014	(4,817,400)	161,879
PLN	CITI	11,192,913	03/19/2014	3,672,000	(132,233)
PLN	CITI	(7,953,020)	03/19/2014	(2,590,000)	74,852
PLN	CITI	(15,992,436)	03/19/2014	(5,200,000)	142,381
RON	BCLY	(40,787,009)	02/03/2014	(12,300,000)	74,690
RON	CITI	32,629,440	02/03/2014	9,840,000	(59,802)
RON	CITI	8,157,360	02/03/2014	2,460,000	(14,951)
RON	CITI	(32,762,280)	03/19/2014	(9,840,000)	76,842
RON	CITI	(8,199,180)	03/19/2014	(2,460,000)	16,645
RUB	BCLY	(349,862,627)	03/19/2014	(9,840,000)	(13,996)
RUB	BCLY	(175,693,913)	03/19/2014	(4,920,000)	(28,477)
RUB	BCLY	(349,223,027)	03/19/2014	(9,840,000)	4,018
RUB	SSB	175,043,275	03/19/2014	5,170,000	(239,848)
SGD	JPM	16,015,275	03/19/2014	12,750,000	(206,181)
SGD	NEG	3,279,199	03/19/2014	2,590,000	(21,597)
THB	CITI	(330,374,684)	03/19/2014	(9,960,000)	(22,342)
THB	JEF	172,535,137	03/19/2014	5,200,000	13,186
THB	JPM	(227,608,920)	03/19/2014	(7,038,000)	160,747
TRY	BCLY	(11,866,651)	03/18/2014	(5,140,000)	(40,012)
TRY	BCLY	5,654,980	03/19/2014	2,548,000	(80,226)
TRY	BCLY	11,218,899	03/19/2014	4,980,000	(84,189)
TRY	BCLY	11,450,343	03/19/2014	5,200,000	(203,190)
TRY	BOA	4,444,848	03/19/2014	2,000,000	(60,315)
TRY	CITI	30,343,168	03/19/2014	12,850,000	391,443
TRY	CITI	(11,389,758)	03/19/2014	(4,980,000)	9,628
TRY	HSBC	(28,865,550)	03/19/2014	(12,950,000)	353,374
TRY	JEF	(29,103,467)	03/19/2014	(13,986,000)	1,285,550
TRY	JPM	(21,041,414)	03/19/2014	(10,149,000)	966,746
ZAR	BCLY	28,217,387	03/19/2014	2,585,000	(63,969)
ZAR	BCLY	56,289,719	03/19/2014	5,200,000	(170,897)
ZAR	BCLY	(210,504,141)	03/19/2014	(20,094,000)	1,286,889
ZAR	BCLY	(56,875,703)	03/19/2014	(5,170,000)	88,543
ZAR	BCLY	(56,071,344)	03/19/2014	(4,980,000)	(29,593)
ZAR	CITI	115,280,732	03/19/2014	10,280,000	19,548
ZAR	CITI	28,029,295	03/19/2014	2,490,000	14,227
ZAR	CITI	(27,692,936)	03/19/2014	(2,490,000)	15,825
ZAR	CITI	(56,067,569)	03/19/2014	(4,980,000)	(29,255)

					$2,792,824

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS : (B)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
MXN	CITI	45,681,626	03/19/2014	$3,529,992	$(127,714)
EUR	CITI	(2,550,000)	03/19/2014	(3,529,992)	90,750
JPY	BCLY	466,409,280	03/19/2014	4,527,806	38,311
AUD	BCLY	(5,100,000)	03/19/2014	(4,527,806)	78,806
CHF	BCLY	37,303,114	03/19/2014	42,024,575	(864,411)
EUR	BCLY	(30,600,000)	03/19/2014	(42,024,575)	753,676
CZK	BCLY	82,746,898	03/19/2014	4,130,664	(76,174)
EUR	BCLY	(3,009,000)	03/19/2014	(4,130,664)	72,358
EUR	CITI	5,100,000	03/19/2014	7,014,542	(136,059)
JPY	CITI	(723,838,257)	03/19/2014	(7,014,542)	(71,788)
NOK	BCLY	43,268,160	03/19/2014	7,012,270	(131,673)
EUR	BCLY	(5,100,000)	03/19/2014	(7,012,270)	133,787
PLN	CITI	21,420,627	03/19/2014	7,053,103	(278,815)
EUR	CITI	(5,100,000)	03/19/2014	(7,053,103)	174,620
SEK	BCLY	115,436,422	03/19/2014	17,547,796	58,447
EUR	BCLY	(12,750,000)	03/19/2014	(17,547,796)	351,588
AUD	BCLY	5,180,000	03/19/2014	4,601,655	(82,866)
JPY	BCLY	(471,913,540)	03/19/2014	(4,601,655)	(18,349)
GBP	BCLY	4,302,822	03/19/2014	7,049,312	21,566
EUR	BCLY	(5,200,000)	03/19/2014	(7,049,312)	35,957
JPY	BCLY	735,122,404	03/19/2014	7,111,908	84,893
EUR	BCLY	(5,200,000)	03/19/2014	(7,111,908)	98,553
EUR	BCLY	13,000,000	03/19/2014	17,672,840	(139,452)
SEK	BCLY	(114,722,623)	03/19/2014	(17,672,840)	175,465
NOK	BCLY	43,358,127	03/19/2014	7,012,361	(117,457)
EUR	BCLY	(5,200,000)	03/19/2014	(7,012,361)	(995)
JPY	BCLY	455,548,285	03/20/2014	4,450,670	9,145
AUD	BCLY	(5,140,000)	03/20/2014	(4,450,670)	(32,915)
MXN	UBS	46,942,205	03/19/2014	3,526,043	(29,879)
EUR	UBS	(2,589,600)	03/19/2014	(3,526,043)	33,392
JPY	CITI	693,600,107	03/19/2014	6,783,375	6,926
EUR	CITI	(4,980,000)	03/19/2014	(6,783,375)	66,739

					$176,432

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Foreign Government Obligation	$—	$9,538,242	$—	$9,538,242
Investment Company	3,869,621	—	—	3,869,621
Purchased Option	14,250	—	—	14,250
Purchased Foreign Exchange Options	—	7,625,782	—	7,625,782
Repurchase Agreement	—	121,797,553	—	121,797,553

Total Investment Securities	$3,883,871	$138,961,577	$—	$142,845,448

Derivative Financial Instruments
Futures Contracts (G)	$1,251,542	$—	$—	$1,251,542
Forward Foreign Currency Contracts (G)	—	9,458,573	—	9,458,573
Forward Foreign Cross Currency Contracts (G)	—	2,284,979	—	2,284,979

Total Derivative Financial Instruments	$1,251,542	$11,743,552	$—	$12,995,094

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (F) (continued)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
LIABILITIES
Derivative Financial Instruments
Written Option	$(139,750)	$—	$—	$(139,750)
Written Foreign Exchange Options	—	(8,174,725)	—	(8,174,725)
Interest Rate Swap Agreements (G)	—	(1,818,241)	—	(1,818,241)
Total Return Swap Agreements (G)	—	(294,866)	—	(294,866)
Futures Contracts (G)	(1,548,648)	—	—	(1,548,648)
Forward Foreign Currency Contracts (G)	—	(6,665,749)	—	(6,665,749)
Forward Foreign Cross Currency Contracts (G)	—	(2,108,547)	—	(2,108,547)

Total Derivative Financial Instruments	$(1,688,398)	$(19,062,128)	$—	$(20,750,526)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1%.
(B)	Cash in the amount of $22,150,830 has been segregated by the custodian with the broker as collateral for open options, swap and/or forward foreign currency contracts.
(C)	Rate shown reflects the yield at January 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $140,574,948. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $3,679,932 and $1,409,432, respectively. Net unrealized appreciation for tax purposes is $2,270,500.
(E)	Cash in the amount of $5,548,455 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(G)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

BBR	Bank Bill Rate
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CDI	Credit Default Index
CITI	Citigroup, Inc.
CNX Nifty	CRISIL NSE Index on the National Stock Exchange of India’s benchmark index
ETF	Exchange-Traded Fund
HSBC	HSBC Bank USA
JEF	Jefferies LLC
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MXN TIIE Banxico	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate) (“TIIE”) for MXNde Equilibrio by the Banco de México
NEG	Newedge Group
NIBOR	Norway Interbank Offered Rate
NZD BBR FRA	New Zealand Bank Bill Rate
OTC	Over the Counter
SAFEX	South African Futures Exchange
SAXO	Saxo Bank
SG	Societe Generale
SGX	Singapore Exchange
SSB	State Street Bank & Trust Co.
UBS	UBS AG
WIBOR	Warsaw Interbank Offered Rate
WIG20	Capitalization-weighted stock market index of the twenty largest companies on the Warsaw Stock Exchange

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Columbian Peso
CZK	Czech Republic Koruna

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

DZD	Algerian Dinar
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
USD	United States Dollar
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Australia - 6.1%
Dexus Property Group - REIT	535,542	$ 466,336
Federation Centres Ltd. - REIT	159,555	316,971
Goodman Group - REIT	132,049	539,678
Investa Office Fund - REIT (A)	95,898	260,168
Mirvac Group - REIT	553,411	808,811
Stockland - REIT	131,995	419,321
Westfield Group - REIT	25,030	223,431
Westfield Retail Trust - REIT	100,779	266,354
Austria - 0.1%
Atrium European Real Estate, Ltd. (B)	12,200	68,548
Canada - 0.8%
Boardwalk Real Estate Investment Trust - REIT	5,200	273,131
Calloway Real Estate Investment Trust - REIT	2,500	55,780
RioCan Real Estate Investment Trust - REIT	4,100	91,222
France - 2.7%
Fonciere Des Regions - REIT	2,697	221,157
Gecina SA - REIT	1,710	208,764
ICADE - REIT	2,444	214,584
Klepierre - REIT	16,860	731,743
Mercialys SA - REIT	5,110	104,687
Germany - 0.9%
LEG Immobilien AG (B)	8,100	482,261
Hong Kong - 6.3%
Cheung Kong Holdings, Ltd.	45,090	670,600
China Overseas Land & Investment, Ltd. (A)	76,300	204,816
Link - REIT	105,300	476,813
Sino Land Co., Ltd.	243,528	323,867
Sun Hung Kai Properties, Ltd.	92,845	1,133,889
Swire Properties, Ltd.	88,800	229,914
Wharf Holdings, Ltd.	60,405	411,202
Japan - 19.1%
Activia Properties, Inc. - REIT	27	225,947
Daito Trust Construction Co., Ltd.	5,400	514,789
Daiwa House Industry Co., Ltd.	16,723	321,464
GLP J-REIT	179	186,236
Hulic Co., Ltd. (A)	19,210	246,870
Japan Hotel REIT Investment Corp.	247	119,668
Japan Real Estate Investment Corp. - REIT	134	693,804
Japan Retail Fund Investment Corp. - Class A REIT (A)	434	873,777
Kenedix Office Investment Corp. - Class A REIT	61	305,090
Mitsubishi Estate Co., Ltd.	81,436	2,028,527
Mitsui Fudosan Co., Ltd.	64,246	2,068,172
Nippon Building Fund, Inc. - REIT	70	399,432
Nippon ProLogis REIT, Inc.	29	293,775
ORIX, Inc. - Class A REIT	174	231,614
Sumitomo Realty & Development Co., Ltd.	26,400	1,186,540
Tokyo Tatemono Co., Ltd. (A)	34,900	331,340
United Urban Investment Corp. - Class A REIT (A)	226	338,215
Netherlands - 4.0%
Corio NV - REIT	2,520	107,230
Eurocommercial Properties NV - REIT	5,338	219,580
Nieuwe Steen Investments NV - REIT	61,940	367,486
Unibail-Rodamco SE - REIT	6,195	1,493,073

	Shares	Value
Singapore - 5.1%
Ascendas Real Estate Investment Trust - REIT	32,300	$ 53,661
CapitaCommercial Trust - REIT (A)	435,000	482,742
CapitaMall Trust - REIT	78,414	114,437
CapitaMalls Asia, Ltd.	244,700	336,407
Frasers Centrepoint Trust - REIT	80,100	106,626
Global Logistic Properties, Ltd. - Class L	316,200	692,076
Hongkong Land Holdings, Ltd.	98,097	590,490
Mapletree Greater China Commercial Trust - REIT	258,700	164,931
Suntec Real Estate Investment Trust - REIT	179,700	225,812
Sweden - 1.0%
Castellum AB	18,698	298,533
Fabege AB	4,200	53,306
Hufvudstaden AB - Class A	13,080	175,395
Switzerland - 0.5%
PSP Swiss Property AG (B)	3,350	288,573
United Kingdom - 6.6%
British Land Co., PLC - REIT	55,416	598,060
Derwent London PLC - REIT	11,039	451,860
Great Portland Estates PLC - REIT	52,060	517,339
Hammerson PLC - REIT	62,972	543,995
Land Securities Group PLC - REIT	75,023	1,269,068
Safestore Holdings PLC - REIT	53,900	170,124
Unite Group PLC	8,000	53,894
United States - 46.0%
American Homes 4 Rent - Class A REIT	5,800	96,744
AvalonBay Communities, Inc. - REIT (A)	3,725	460,037
BioMed Realty Trust, Inc. - Basis B REIT (A)	24,200	472,142
Boston Properties, Inc. - REIT	6,700	724,203
Brandywine Realty Trust - REIT (A)	23,600	336,300
BRE Properties, Inc. - REIT	9,700	573,270
Brixmor Property Group, Inc. - REIT	13,500	279,180
DDR Corp. - REIT (A)	39,700	622,099
Douglas Emmett, Inc. - REIT	19,100	485,713
Duke Realty Corp. - REIT	40,300	633,113
Equity Residential - REIT	19,600	1,085,448
Essex Property Trust, Inc. - REIT	2,800	443,436
Extended Stay America, Inc. (B)	4,500	114,525
Federal Realty Investment Trust - REIT (A)	600	65,400
General Growth Properties, Inc. - REIT	44,790	902,070
HCP, Inc. - REIT	4,900	191,835
Health Care REIT, Inc.	21,400	1,239,488
Healthcare Realty Trust, Inc. - REIT	14,800	339,216
Healthcare Trust of America, Inc. - Class A REIT (A)	16,800	180,264
Highwoods Properties, Inc. - REIT (A)	8,900	330,546
Hilton Worldwide Holdings, Inc. (B)	21,800	471,970
Host Hotels & Resorts, Inc. - REIT	79,577	1,463,421
Kilroy Realty Corp. - REIT (A)	15,100	797,280
Kimco Realty Corp. - REIT	29,000	606,390
Lexington Realty Trust - REIT	34,000	367,540
Liberty Property Trust - Series C REIT	19,100	695,240
Macerich Co. - Class A REIT	12,307	696,576
Pebblebrook Hotel Trust - REIT	7,800	235,014
Post Properties, Inc. - REIT	10,800	506,844
ProLogis, Inc. - Class A REIT	33,113	1,283,460
Public Storage - REIT	4,300	677,637
Ramco-Gershenson Properties Trust - REIT (A)	10,900	174,073
Senior Housing Properties Trust - REIT (A)	12,400	279,248
Simon Property Group, Inc. - REIT	13,583	2,103,192
SL Green Realty Corp. - REIT	11,300	1,059,601

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
United States (continued)
Spirit Realty Capital, Inc. - REIT	26,300	$ 278,780
Starwood Hotels & Resorts Worldwide, Inc.	4,300	321,253
Strategic Hotels & Resorts, Inc. - REIT (B)	30,500	283,955
Sunstone Hotel Investors, Inc. - REIT	18,100	232,223
Tanger Factory Outlet Centers - REIT (A)	4,810	160,558
Taubman Centers, Inc. - REIT	6,100	396,622
UDR, Inc. - REIT	34,783	846,618
Ventas, Inc. - REIT	3,535	220,549
Vornado Realty Trust - Class A REIT	11,337	1,041,077
Weyerhaeuser Co. - REIT	8,800	262,944

Total Common Stocks (cost $38,513,722)		53,981,100

SECURITIES LENDING COLLATERAL - 6.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (C)	3,710,901	3,710,901

Total Securities Lending Collateral (cost $3,710,901)		3,710,901

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.01% (C), dated 01/31/2014, to be repurchased at $409,593 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $417,799.	$409,593	409,593

Total Repurchase Agreement (cost $409,593)		409,593

Total Investment Securities (cost $42,634,216) (D)		58,101,594
Other Assets and Liabilities - Net - (6.8)%		(3,685,761)

Net Assets - 100.0%		$54,415,833

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Real Estate Investment Trusts	69.2%	$40,191,755
Real Estate Management & Development	22.2	12,881,597
Hotels, Restaurants & Leisure	1.5	907,748

Investment Securities, at Value	92.9	53,981,100
Short-Term Investments	7.1	4,120,494

Total Investments	100.0%	$58,101,594

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Common Stocks	$25,457,227	$28,523,873	$—	$53,981,100
Securities Lending Collateral	3,710,901	—	—	3,710,901
Repurchase Agreement	—	409,593	—	409,593

Total Investment Securities	$29,168,128	$28,933,466	$—	$58,101,594

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $3,573,565. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at January 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $42,634,216. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $15,715,886 and $248,508, respectively. Net unrealized appreciation for tax purposes is $15,467,378.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 6.0%
Boeing Co.	85,025	$ 10,650,231
Precision Castparts Corp.	39,629	10,095,488
Rolls-Royce Holdings PLC (A)	150,205	2,930,962
United Technologies Corp.	71,233	8,121,987
Automobiles - 1.1%
Tesla Motors, Inc. (A) (B)	31,023	5,627,882
Biotechnology - 9.6%
Alexion Pharmaceuticals, Inc. (A)	64,558	10,247,291
Biogen IDEC, Inc. (A)	47,022	14,700,958
Celgene Corp. (A)	47,337	7,191,910
Gilead Sciences, Inc. (A)	127,627	10,293,118
Incyte Corp., Ltd. (A)	24,172	1,583,749
Vertex Pharmaceuticals, Inc. (A)	85,340	6,745,274
Capital Markets - 2.2%
Goldman Sachs Group, Inc.	46,769	7,675,728
Morgan Stanley	140,686	4,151,644
Chemicals - 2.0%
Monsanto Co.	98,901	10,537,902
Computers & Peripherals - 2.9%
Apple, Inc.	31,298	15,667,779
Energy Equipment & Services - 1.7%
FMC Technologies, Inc. (A)	56,181	2,777,589
Schlumberger, Ltd.	71,784	6,286,125
Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	81,490	9,156,216
Sprouts Farmers Market, Inc. (A) (B)	33,130	1,184,066
Whole Foods Market, Inc.	126,344	6,602,738
Food Products - 2.0%
Mead Johnson Nutrition Co. - Class A	42,667	3,280,665
Mondelez International, Inc. - Class A	228,961	7,498,473
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	196,880	7,217,621
Health Care Providers & Services - 1.1%
Express Scripts Holding Co. (A)	77,202	5,766,217
Hotels, Restaurants & Leisure - 3.7%
Chipotle Mexican Grill, Inc. - Class A (A)	10,313	5,692,363
Dunkin’ Brands Group, Inc. (B)	116,835	5,436,333
Las Vegas Sands Corp.	34,013	2,602,675
Starbucks Corp.	86,941	6,183,244
Internet & Catalog Retail - 7.7%
Amazon.com, Inc. (A)	49,809	17,865,990
NetFlix, Inc. (A)	15,838	6,482,968
priceline.com, Inc. (A)	12,102	13,855,459
TripAdvisor, Inc. (A)	32,020	2,471,624
Internet Software & Services - 9.3%
Facebook, Inc. - Class A (A)	193,325	12,096,345
Google, Inc. - Class A (A)	21,119	24,940,906
LinkedIn Corp. - Class A (A)	41,973	9,033,009
Twitter, Inc. (A) (B)	49,364	3,183,978
IT Services - 6.9%
Accenture PLC - Class A	19,551	1,561,734
FleetCor Technologies, Inc. (A)	10,296	1,094,671
Mastercard, Inc. - Class A	275,347	20,838,261
Visa, Inc. - Class A	60,529	13,039,762
Life Sciences Tools & Services - 2.1%
Illumina, Inc. (A) (B)	74,934	11,389,968

	Shares	Value
Media - 3.7%
Discovery Communications, Inc. - Series A (A)	75,910	$ 6,056,100
Twenty-First Century Fox, Inc. - Class A	105,649	3,361,751
Walt Disney Co. - Class A	138,820	10,079,720
Oil, Gas & Consumable Fuels - 2.1%
Concho Resources, Inc. (A)	55,002	5,378,645
EOG Resources, Inc.	36,315	6,000,691
Personal Products - 1.3%
Estee Lauder Cos., Inc. - Class A	101,279	6,961,918
Pharmaceuticals - 7.2%
Allergan, Inc.	80,827	9,262,774
Bristol-Myers Squibb Co.	157,936	7,892,062
Merck & Co., Inc.	149,486	7,918,273
Novo Nordisk A/S - ADR	220,232	8,736,604
Perrigo Co. PLC	27,833	4,332,485
Real Estate Investment Trusts - 1.2%
American Tower Corp. - Class A	78,548	6,352,962
Road & Rail - 2.7%
Canadian Pacific Railway, Ltd.	45,916	6,955,356
Union Pacific Corp.	41,345	7,203,953
Semiconductors & Semiconductor Equipment - 0.8%
ARM Holdings PLC - ADR	89,750	4,134,783
Software - 8.3%
Adobe Systems, Inc. (A)	87,890	5,202,209
FireEye, Inc. (A) (B)	29,271	2,136,490
Red Hat, Inc. (A)	124,468	7,032,442
Salesforce.com, Inc. (A)	170,497	10,320,183
Splunk, Inc. (A)	86,316	6,648,922
Tableau Software, Inc. - Class A (A)	17,601	1,422,513
VMware, Inc. - Class A (A) (B)	74,171	6,685,774
Workday, Inc. - Class A (A)	52,972	4,743,113
Specialty Retail - 4.1%
Inditex SA	62,531	9,335,943
O’Reilly Automotive, Inc. (A)	20,322	2,661,776
Tiffany & Co.	4,757	395,735
TJX Cos., Inc.	166,900	9,573,384
Textiles, Apparel & Luxury Goods - 5.4%
Michael Kors Holdings, Ltd. (A)	69,165	5,528,358
NIKE, Inc. - Class B	145,745	10,617,523
Ralph Lauren Corp. - Class A	13,113	2,057,299
Swatch Group AG	8,168	4,869,359
Under Armour, Inc. - Class A (A) (B)	53,601	5,794,804

Total Common Stocks (cost $308,635,051)		529,414,807

SECURITIES LENDING COLLATERAL - 7.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (C)	40,107,134	40,107,134

Total Securities Lending Collateral (cost $40,107,134)		40,107,134

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.01% (C), dated 01/31/2014, to be repurchased at $3,178,562 on 02/03/2014. Collateralized by U.S. Government Agency Obligations, 4.00% - 6.00%, due 07/01/2017 - 12/15/2017, and with a total value of $3,242,135.	$3,178,559	3,178,559

Total Repurchase Agreement (cost $3,178,559)		3,178,559

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
Total Investment Securities (cost $351,920,744) (D)		572,700,500
Other Assets and Liabilities - Net - (7.9)%		(41,981,256)

Net Assets - 100.0%		$530,719,244

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Common Stocks	$512,278,543	$17,136,264	$—	$529,414,807
Securities Lending Collateral	40,107,134	—	—	40,107,134
Repurchase Agreement	—	3,178,559	—	3,178,559

Total Investment Securities	$552,385,677	$20,314,823	$—	$572,700,500

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $39,267,301. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at January 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $351,920,744. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $222,014,099 and $1,234,343, respectively. Net unrealized appreciation for tax purposes is $220,779,756.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%
Automobiles - 0.0%
Better Place, 0.00% (A) (B) (C) (D)	666,891	$ 0
Internet Software & Services - 0.1%
Dropbox, Inc., 0.00% (A) (B) (C) (D)	34,602	660,940

Total Convertible Preferred Stocks (cost $1,980,343)		660,940

PREFERRED STOCKS - 0.2%
Automobiles - 0.0%
Better Place - Series C, 0.00% (A) (B) (C) (D)	581,653	0
Internet Software & Services - 0.0% (E)
Peixe Urbano, Inc., 0.00% (A) (B) (C) (D)	50,890	61,577
Software - 0.2%
Palantir Technologies, Inc. - Series G, 0.00% (A) (B) (C) (D)	355,382	1,588,557

Total Preferred Stocks (cost $5,403,518)		1,650,134

COMMON STOCKS - 96.4%
Aerospace & Defense - 1.0%
TransDigm Group, Inc.	45,853	7,658,827
Automobiles - 2.5%
Tesla Motors, Inc. (B) (F)	106,761	19,367,513
Beverages - 1.1%
Monster Beverage Corp. (B)	126,650	8,599,535
Biotechnology - 1.5%
Alnylam Pharmaceuticals, Inc. (B)	29,594	2,475,834
Ironwood Pharmaceuticals, Inc. - Class A (B) (F)	352,327	4,886,776
Pharmacyclics, Inc. (B)	14,497	1,929,116
Seattle Genetics, Inc. (B)	44,427	1,992,995
Commercial Services & Supplies - 3.3%
Edenred	661,836	18,495,043
Stericycle, Inc. (B)	61,050	7,146,513
Communications Equipment - 3.0%
Motorola Solutions, Inc.	358,523	22,873,767
Computers & Peripherals - 0.5%
Stratasys, Ltd. (B)	29,533	3,560,498
Construction Materials - 1.0%
Martin Marietta Materials, Inc. (F)	71,650	7,810,567
Diversified Financial Services - 2.5%
MSCI, Inc. - Class A (B)	442,531	18,904,924
Electrical Equipment - 0.5%
SolarCity Corp. (B) (F)	50,944	3,774,441
Food Products - 5.5%
Green Mountain Coffee Roasters, Inc. - Series C (F)	94,365	7,643,565
McCormick & Co., Inc.	220,482	14,150,535
Mead Johnson Nutrition Co. - Class A	263,981	20,297,499
Health Care Equipment & Supplies - 3.2%
Intuitive Surgical, Inc. (B)	59,343	24,187,020
Health Care Providers & Services - 0.7%
Qualicorp SA (B)	611,261	5,189,988
Health Care Technology - 3.2%
athenahealth, Inc. (B) (F)	167,573	24,700,260

	Shares	Value
Hotels, Restaurants & Leisure - 4.5%
Dunkin’ Brands Group, Inc.	381,067	$ 17,731,047
Panera Bread Co. - Class A (B)	97,111	16,418,557
Insurance - 3.9%
Arch Capital Group, Ltd. (B)	274,442	14,767,724
Progressive Corp.	665,990	15,477,608
Internet & Catalog Retail - 3.8%
ASOS PLC (B)	39,168	4,031,990
Groupon, Inc. - Class A (B) (F)	1,599,423	16,729,965
TripAdvisor, Inc. (B) (F)	47,170	3,641,052
zulily, Inc. - Class A (B)	112,073	4,454,902
Internet Software & Services - 14.6%
Akamai Technologies, Inc. (B)	397,309	18,943,693
Dropbox, Inc. (A) (B) (C) (D)	327,298	6,251,785
LinkedIn Corp. - Class A (B)	83,261	17,918,600
MercadoLibre, Inc. (F)	49,290	4,755,992
Qihoo 360 Technology Co., Ltd. - ADR (B)	154,184	15,584,919
SINA Corp. (B)	52,470	3,420,519
Twitter, Inc. (B) (F)	251,817	16,242,196
Yandex NV - Class A (B)	513,421	18,868,222
Youku Tudou, Inc. - ADR (B)	351,430	10,177,413
IT Services - 4.8%
FleetCor Technologies, Inc. (B)	153,874	16,359,883
Gartner, Inc. (B)	295,781	20,802,278
Life Sciences Tools & Services - 6.7%
Illumina, Inc. (B) (F)	336,237	51,108,024
Machinery - 1.9%
3D Systems Corp. (B) (F)	88,448	6,875,063
Colfax Corp. (B)	128,130	7,719,833
Media - 1.9%
Aimia, Inc. (F)	420,424	7,293,012
Charter Communications, Inc. - Class A (B)	54,626	7,483,762
Multiline Retail - 2.0%
Dollar Tree, Inc. (B)	311,118	15,717,681
Oil, Gas & Consumable Fuels - 1.0%
Range Resources Corp.	89,702	7,731,415
Pharmaceuticals - 2.4%
ENDO Health Solutions, Inc. (B)	283,406	18,670,787
Professional Services - 6.8%
IHS, Inc. - Class A (B)	153,634	17,423,632
Intertek Group PLC	356,489	16,596,420
Verisk Analytics, Inc. - Class A (B)	287,697	18,372,331
Software - 8.5%
FireEye, Inc. (B) (F)	33,047	2,412,100
NetSuite, Inc. (B) (F)	67,644	7,114,796
ServiceNow, Inc. (B)	141,482	8,974,203
Solera Holdings, Inc.	369,733	24,709,256
Splunk, Inc. (B)	116,533	8,976,537
Workday, Inc. - Class A (B)	92,164	8,252,365
Zynga, Inc. - Class A (B)	1,041,142	4,581,025
Specialty Retail - 1.1%
Sally Beauty Holdings, Inc. (B)	106,893	3,033,623
Ulta Salon Cosmetics & Fragrance, Inc. (B)	65,521	5,615,805
Textiles, Apparel & Luxury Goods - 3.0%
Carter’s, Inc.	243,216	16,356,276
Moncler SpA (B)	351,078	6,685,802

Total Common Stocks (cost $535,331,433)		739,927,309

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Notional Amount	Value
PURCHASED FOREIGN EXCHANGE OPTION - 0.1% (G)
Call Option - 0.1%
OTC - USD vs. CNY
Exercise Price CNY 6.50
Expires 01/07/2015
Counterparty: RBS	CNY 296,949,204	$ 866,795

Total Purchased Foreign Exchange Option (cost $745,639)		866,795

	Shares	Value
SECURITIES LENDING COLLATERAL - 17.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (H)	134,173,396	134,173,396

Total Securities Lending Collateral (cost $134,173,396)		134,173,396

	Principal	Value
REPURCHASE AGREEMENT - 3.1%
State Street Bank & Trust Co. 0.01% (H), dated 01/31/2014, to be repurchased at $24,242,134 on 02/03/2014. Collateralized by a U.S. Government Obligation, 5.50%, due 08/15/2028, and with a value of $24,728,135.	$ 24,242,114	24,242,114

Total Repurchase Agreement (cost $24,242,114)		24,242,114

Total Investment Securities (cost $701,876,443) (I)		901,520,688
Other Assets and Liabilities - Net - (17.4)%		(133,844,751)

Net Assets - 100.0%		$ 767,675,937

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Convertible Preferred Stocks
Automobiles	$—	$—	$0	$0
Internet Software & Services	—	—	660,940	660,940
Preferred Stocks
Automobiles	—	—	0	0
Internet Software & Services	—	—	61,577	61,577
Software	—	—	1,588,557	1,588,557
Common Stocks
Aerospace & Defense	7,658,827	—	—	7,658,827
Automobiles	19,367,513	—	—	19,367,513
Beverages	8,599,535	—	—	8,599,535
Biotechnology	11,284,721	—	—	11,284,721
Commercial Services & Supplies	7,146,513	18,495,043	—	25,641,556
Communications Equipment	22,873,767	—	—	22,873,767
Computers & Peripherals	3,560,498	—	—	3,560,498
Construction Materials	7,810,567	—	—	7,810,567
Diversified Financial Services	18,904,924	—	—	18,904,924
Electrical Equipment	3,774,441	—	—	3,774,441
Food Products	42,091,599	—	—	42,091,599
Health Care Equipment & Supplies	24,187,020	—	—	24,187,020
Health Care Providers & Services	5,189,988	—	—	5,189,988
Health Care Technology	24,700,260	—	—	24,700,260
Hotels, Restaurants & Leisure	34,149,604	—	—	34,149,604
Insurance	30,245,332	—	—	30,245,332
Internet & Catalog Retail	24,825,919	4,031,990	—	28,857,909
Internet Software & Services	105,911,554	—	6,251,785	112,163,339
IT Services	37,162,161	—	—	37,162,161
Life Sciences Tools & Services	51,108,024	—	—	51,108,024
Machinery	14,594,896	—	—	14,594,896
Media	14,776,774	—	—	14,776,774
Multiline Retail	15,717,681	—	—	15,717,681
Oil, Gas & Consumable Fuels	7,731,415	—	—	7,731,415
Pharmaceuticals	18,670,787	—	—	18,670,787
Professional Services	35,795,963	16,596,420	—	52,392,383
Software	65,020,282	—	—	65,020,282
Specialty Retail	8,649,428	—	—	8,649,428
Textiles, Apparel & Luxury Goods	16,356,276	6,685,802	—	23,042,078
Purchased Foreign Exchange Option	—	866,795	—	866,795
Securities Lending Collateral	134,173,396	—	—	134,173,396
Repurchase Agreement	—	24,242,114	—	24,242,114

Total Investment Securities	$822,039,665	$70,918,164	$8,562,859	$901,520,688

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (K)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2014 (L)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014 (K)
Convertible Preferred Stocks	$397,923	$—	$—	$—	$—	$263,017	$—	$—	$660,940	$263,017
Preferred Stocks	1,326,270	—	—	—	—	323,864	—	—	1,650,134	323,864
Common Stocks	3,763,927	—	—	—	—	2,487,858	—	—	6,251,785	2,487,858

Total	$5,488,120	$—	$—	$—	$—	$3,074,739	$—	$—	$8,562,859	$3,074,739

Quantitative Information about Significant Unobservable Inputs (Level 3):

Investment Securities	Fair Value at 01/31/2014	Valuation Technique(s)	Unobservable Input	Range				Weighted Average	Impact to Valuation from an Increase in Input
Common Stock	$6,251,785	Market Transaction Method	Precedent Transaction	$19.1012		$19.1012		$19.1012	Increase
Convertible Preferred Stocks	$660,940	Market Transaction Method	Precedent Transaction	$19.1012		$19.1012		$19.1012	Increase
Preferred Stocks	$1,650,134	Market Comparable Companies	Enterprise Value / Revenue	1.2	x	2.1	x	1.7x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%	Decrease
		Merger & Acquisition Transaction	Sale / Merger Scenario	$6.11		$6.11		$6.11	Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	29.5%		30.5%		30.0%	Decrease
			Perpetual Growth Rate	5.0%		6.0%		5.5%	Increase
		Market Transaction Method	Precedent Transaction	$4.47		$4.47		$4.47	Increase

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $8,562,859, or 1.12% of the fund’s net assets.
(B)	Non-income producing security.
(C)	Illiquid. Total aggregate fair value of illiquid securities is $8,562,859, or 1.12% of the fund’s net assets.
(D)	Restricted security. At January 31, 2014, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Convertible Preferred Stocks	Better Place	01/25/2010	$1,667,226	$0	0.00%
Convertible Preferred Stocks	Dropbox, Inc.	05/25/2012	313,117	660,940	0.09
Preferred Stocks	Better Place - Series C	11/11/2011	2,640,705	0	0.00
Preferred Stocks	Peixe Urbano, Inc.	12/02/2011	1,675,344	61,577	0.01
Preferred Stocks	Palantir Technologies, Inc. - Series G	07/19/2012	1,087,469	1,588,557	0.21
Common Stocks	Dropbox, Inc.	05/01/2012	2,961,752	6,251,785	0.81

			$10,345,613	$8,562,859	1.12%

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Percentage rounds to less than 0.1%.
(F)	All or a portion of this security is on loan. The value of all securities on loan is $131,131,052. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Cash in the amount of $500,000 has been segregated by the broker with the custodian as collateral for open options contracts.
(H)	Rate shown reflects the yield at January 31, 2014.
(I)	Aggregate cost for federal income tax purposes is $701,876,443. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $218,680,394 and $19,036,149, respectively. Net unrealized appreciation for tax purposes is $199,644,245.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(K)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(L)	Total aggregate fair value of Level 3 securities is 1.12% of the fund’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement are disclosed in the table above.

DEFINITIONS:

ADR	American Depositary Receipt
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC

CURRENCY ABBREVIATION:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Principal	Value
PREFERRED CORPORATE DEBT SECURITY - 0.7%
Commercial Banks - 0.7%
Goldman Sachs Capital II
4.00%, 03/03/2014 (A) (B)	$ 11,458,000	$ 8,579,177

Total Preferred Corporate Debt Security (cost $8,330,780)		8,579,177

CORPORATE DEBT SECURITIES - 87.6%
Aerospace & Defense - 1.1%
Bombardier, Inc.
6.13%, 01/15/2023 - 144A (C)	630,000	620,550
7.50%, 03/15/2018 - 144A	450,000	501,750
7.75%, 03/15/2020 - 144A (C)	2,300,000	2,544,375
Spirit Aerosystems, Inc.
6.75%, 12/15/2020	3,420,000	3,685,050
7.50%, 10/01/2017	1,945,000	2,025,231
Triumph Group, Inc.
8.63%, 07/15/2018	2,965,000	3,165,138
Airlines - 1.8%
American Airlines Pass-Through Trust
5.63%, 01/15/2021 - 144A	1,150,000	1,151,437
6.00%, 01/15/2017 - 144A	1,119,000	1,150,444
Continental Airlines Pass-Through Certificates
6.13%, 04/29/2018	2,224,000	2,324,080
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	1,080,000	1,101,600
6.90%, 10/19/2023	3,108,687	3,281,530
Delta Air Lines, Inc., Pass-Through Trust
6.38%, 07/02/2017 - 144A	1,180,000	1,262,600
6.75%, 05/23/2017	1,325,000	1,417,750
U.S. Airways Pass-Through Trust
5.38%, 05/15/2023	507,000	496,860
6.25%, 10/22/2024	1,677,208	1,865,894
6.75%, 12/03/2022	149,414	160,247
9.13%, 10/01/2015	1,551,735	1,652,597
United Continental Holdings, Inc.
6.38%, 06/01/2018	2,945,000	3,095,931
US Airways Group, Inc.
6.13%, 06/01/2018	2,000,000	2,065,000
Auto Components - 0.4%
Dana Holding Corp.
6.00%, 09/15/2023 (C)	1,450,000	1,453,625
Goodyear Tire & Rubber Co.
6.50%, 03/01/2021	3,648,000	3,889,680
Automobiles - 1.2%
Chrysler Group LLC / CG Co.-Issuer, Inc.
8.00%, 06/15/2019	4,318,000	4,701,223
8.25%, 06/15/2021 (C)	820,000	919,425
Jaguar Land Rover Automotive PLC
4.13%, 12/15/2018 - 144A	1,200,000	1,209,000
5.63%, 02/01/2023 - 144A (C)	2,465,000	2,514,300
8.13%, 05/15/2021 - 144A (C)	4,880,000	5,526,600
Beverages - 0.7%
Constellation Brands, Inc.
7.25%, 05/15/2017	1,000,000	1,155,000
Cott Beverages, Inc.
8.13%, 09/01/2018	6,220,000	6,655,400
Building Products - 2.5%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	4,615,000	4,863,056

	Principal	Value
Building Products (continued)
Building Materials Holding Corp.
9.00%, 09/15/2018 - 144A	$ 1,900,000	$ 2,042,500
Euramax International, Inc.
9.50%, 04/01/2016	5,647,000	5,689,353
Ply Gem Industries, Inc.
6.50%, 02/01/2022 - 144A (C)	3,967,000	3,907,495
8.25%, 02/15/2018 (C)	11,843,000	12,583,187
9.38%, 04/15/2017	798,000	869,820
Capital Markets - 0.2%
Credit Suisse Group AG
7.50%, 12/11/2023 - 144A (A) (B)	2,000,000	2,105,000
Chemicals - 1.9%
Hexion US Finance Corp.
6.63%, 04/15/2020	7,980,000	8,279,250
Huntsman International LLC
8.63%, 03/15/2020	1,600,000	1,762,000
8.63%, 03/15/2021 (C)	3,765,000	4,245,037
Momentive Performance Materials, Inc.
8.88%, 10/15/2020	4,780,000	5,102,650
NOVA Chemicals Corp.
8.63%, 11/01/2019	2,650,000	2,898,438
Commercial Banks - 1.1%
CIT Group, Inc.
4.25%, 08/15/2017	1,500,000	1,556,250
5.00%, 05/15/2017	450,000	479,250
5.25%, 03/15/2018	583,000	620,895
5.50%, 02/15/2019 - 144A	2,150,000	2,289,750
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	2,183,000	2,199,508
6.13%, 12/15/2022	5,703,000	5,871,005
Commercial Services & Supplies - 3.4%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
8.25%, 01/15/2019	3,585,000	3,858,356
Ceridian Corp.
8.88%, 07/15/2019 - 144A	9,751,000	11,079,574
11.25%, 11/15/2015	3,516,000	3,533,580
12.25%, 11/15/2015
(Cash Rate: 12.25%) (D)	81,125	81,531
Hertz Corp.
5.88%, 10/15/2020	3,413,000	3,532,455
6.75%, 04/15/2019 (C)	3,460,000	3,680,575
United Rentals North America, Inc.
6.13%, 06/15/2023	2,200,000	2,282,500
7.38%, 05/15/2020	2,634,000	2,920,447
7.63%, 04/15/2022	7,375,000	8,296,875
8.25%, 02/01/2021	1,474,000	1,654,565
Computers & Peripherals - 1.1%
Dell, Inc.
5.40%, 09/10/2040	800,000	548,000
6.50%, 04/15/2038	3,964,000	3,191,020
7.10%, 04/15/2028 (C)	2,455,000	2,252,462
NCR Escrow Corp.
5.88%, 12/15/2021 - 144A	321,000	333,038
6.38%, 12/15/2023 - 144A	804,000	836,160
Seagate HDD Cayman
6.88%, 05/01/2020	5,000,000	5,387,500
Construction & Engineering - 1.4%
Abengoa Finance SAU
7.75%, 02/01/2020 - 144A	1,350,000	1,417,500
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 02/15/2021 - 144A	2,374,000	2,350,260
K Hovnanian Enterprises, Inc.
7.00%, 01/15/2019 - 144A	1,985,000	2,014,775

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Construction & Engineering (continued)
K Hovnanian Enterprises, Inc. (continued)
7.25%, 10/15/2020 - 144A	$ 1,240,000	$ 1,342,300
7.50%, 05/15/2016	85,000	92,013
9.13%, 11/15/2020 - 144A	8,862,000	9,858,975
Consumer Finance - 2.2%
Ally Financial, Inc.
4.75%, 09/10/2018	6,500,000	6,792,500
6.75%, 12/01/2014	1,250,000	1,298,438
7.50%, 09/15/2020	1,600,000	1,880,000
SLM Corp., Series MTN
4.88%, 06/17/2019	3,100,000	3,068,693
Springleaf Finance Corp.
6.00%, 06/01/2020	5,750,000	5,750,000
7.75%, 10/01/2021	1,000,000	1,082,500
Springleaf Finance Corp., Series MTN
6.50%, 09/15/2017	150,000	160,875
6.90%, 12/15/2017	5,677,000	6,202,122
Containers & Packaging - 1.6%
Graphic Packaging International, Inc.
4.75%, 04/15/2021	1,033,000	1,020,088
7.88%, 10/01/2018	3,150,000	3,386,250
Packaging Dynamics Corp.
8.75%, 02/01/2016 - 144A	5,260,000	5,398,075
Sealed Air Corp.
6.88%, 07/15/2033 - 144A	782,000	766,360
8.13%, 09/15/2019 - 144A	3,465,000	3,863,475
8.38%, 09/15/2021 - 144A	1,425,000	1,628,062
Tekni-Plex, Inc.
9.75%, 06/01/2019 - 144A	2,270,000	2,599,150
Diversified Consumer Services - 0.4%
Service Corp., International
6.75%, 04/01/2015 - 04/01/2016	860,000	915,800
7.00%, 06/15/2017 - 05/15/2019	3,800,000	4,124,500
Diversified Financial Services - 3.8%
Bank of America Corp.
8.00%, 01/30/2018 (A) (B)	3,793,000	4,196,310
Citigroup, Inc.
5.90%, 02/15/2023 (A) (B) (C)	5,757,000	5,497,935
5.95%, 01/30/2023 (A) (B) (C)	4,037,000	3,855,335
Denali Borrower LLC / Denali Finance Corp.
5.63%, 10/15/2020 - 144A (C)	10,871,000	10,857,411
General Motors Financial Co., Inc.
3.25%, 05/15/2018	938,000	954,203
4.75%, 08/15/2017	1,884,000	1,884,000
General Motors Financial Co., Inc. (Escrow Shares)
7.20%, 01/15/2049	2,825,000	0
ING US, Inc.
5.65%, 05/15/2053 (A)	2,978,000	2,858,880
JPMorgan Chase & Co.
5.15%, 05/01/2023 (A) (B)	4,012,000	3,645,905
7.90%, 04/30/2018 (A) (B)	3,650,000	4,037,630
Nuveen Investments, Inc.
9.13%, 10/15/2017 - 144A (C)	985,000	1,009,625
9.50%, 10/15/2020 - 144A (C)	6,684,000	6,901,230
Diversified Telecommunication Services - 8.4%
CenturyLink, Inc.
6.75%, 12/01/2023 (C)	2,301,000	2,329,763
7.60%, 09/15/2039	5,470,000	4,868,300
7.65%, 03/15/2042	12,136,000	10,831,380
Cincinnati Bell, Inc.
8.38%, 10/15/2020 (C)	4,444,000	4,793,965
Frontier Communications Corp.
7.13%, 01/15/2023	2,000,000	1,975,000
7.63%, 04/15/2024	3,561,000	3,534,293

	Principal	Value
Diversified Telecommunication Services (continued)
Frontier Communications Corp. (continued)
9.00%, 08/15/2031	$ 8,262,000	$ 8,262,000
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	6,728,000	7,316,700
7.63%, 06/15/2021	1,918,000	2,176,930
Intelsat Jackson Holdings SA
5.50%, 08/01/2023 - 144A	6,426,000	6,136,830
8.50%, 11/01/2019 (C)	1,320,000	1,432,200
Koninklijke KPN NV
7.00%, 03/28/2073 - 144A (A) (C)	2,150,000	2,211,133
Level 3 Communications, Inc.
8.88%, 06/01/2019 (C)	300,000	328,500
Level 3 Financing, Inc.
6.13%, 01/15/2021 - 144A	490,000	501,025
7.00%, 06/01/2020 (C)	3,500,000	3,718,750
8.13%, 07/01/2019	8,665,000	9,509,837
Sprint Capital Corp.
8.75%, 03/15/2032	5,144,000	5,568,380
Telecom Italia Capital SA
7.00%, 06/04/2018	3,240,000	3,620,700
Virgin Media Finance PLC
6.38%, 04/15/2023 - 144A (C)	6,600,000	6,732,000
Wind Acquisition Finance SA
7.25%, 02/15/2018 - 144A	3,935,000	4,121,912
11.75%, 07/15/2017 - 144A	500,000	527,500
Windstream Corp.
7.75%, 10/15/2020 (C)	5,817,000	6,166,020
7.75%, 10/01/2021	3,900,000	4,095,000
Electric Utilities - 1.4%
Elwood Energy LLC
8.16%, 07/05/2026	4,171,933	4,469,183
Homer City Generation, LP
8.14%, 10/01/2019 (D)	2,995,391	3,160,137
8.73%, 10/01/2026 (D)	3,209,595	3,370,075
LSP Energy, LP (Escrow Shares)
7.16%, 01/15/2014 (E)	7,150,000	1
8.16%, 07/15/2025 (E)	750,000	7
Red Oak Power LLC
9.20%, 11/30/2029	4,740,000	5,142,900
Electronic Equipment & Instruments - 0.4%
Belden, Inc.
5.50%, 09/01/2022 - 144A	4,500,000	4,387,500
Energy Equipment & Services - 4.0%
El Paso LLC
7.25%, 06/01/2018 (C)	12,471,000	14,263,220
El Paso LLC, Series MTN
7.75%, 01/15/2032	2,809,000	2,897,913
7.80%, 08/01/2031	1,895,000	1,964,109
8.05%, 10/15/2030 (C)	486,000	507,624
NuStar Logistics, LP
4.80%, 09/01/2020	2,560,000	2,432,000
6.75%, 02/01/2021	4,330,000	4,481,550
8.15%, 04/15/2018	5,710,000	6,438,025
Pacific Drilling SA
5.38%, 06/01/2020 - 144A	1,550,000	1,546,125
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.75%, 09/01/2020 (C)	9,355,000	9,682,425
6.88%, 12/01/2018	3,336,000	3,569,520
Food & Staples Retailing - 0.7%
Rite Aid Corp.
6.75%, 06/15/2021 (C)	3,722,000	3,926,710
7.70%, 02/15/2027	2,355,000	2,437,425
10.25%, 10/15/2019	2,252,000	2,491,275

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Food Products - 1.0%
ARAMARK Corp.
5.75%, 03/15/2020 - 144A	$ 1,705,000	$ 1,768,938
JBS USA LLC / JBS USA Finance, Inc.
7.25%, 06/01/2021 - 144A	2,123,000	2,202,613
Post Holdings, Inc.
7.38%, 02/15/2022	7,674,000	8,163,217
7.38%, 02/15/2022 - 144A	248,000	263,810
Gas Utilities - 0.1%
Star Gas Partners, LP / Star Gas Finance Co.
8.88%, 12/01/2017 (C)	1,046,000	1,111,375
Health Care Equipment & Supplies - 1.0%
Biomet, Inc.
6.50%, 08/01/2020	5,428,000	5,787,605
Hologic, Inc.
6.25%, 08/01/2020	2,897,000	3,023,744
Mallinckrodt International Finance SA
3.50%, 04/15/2018 - 144A	635,000	634,077
4.75%, 04/15/2023 - 144A	2,542,000	2,429,371
Health Care Providers & Services - 6.3%
CHS / Community Health Systems, Inc.
8.00%, 11/15/2019	9,726,000	10,674,285
CHS/Community Health Systems, Inc.
5.13%, 08/01/2021 - 144A (C)	649,000	653,056
6.88%, 02/01/2022 - 144A (C)	1,600,000	1,640,000
7.13%, 07/15/2020 (C)	7,490,000	7,976,850
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	5,326,000	5,452,492
6.38%, 11/01/2018	3,804,000	3,994,200
HCA Holdings, Inc.
6.25%, 02/15/2021	5,564,000	5,925,660
7.75%, 05/15/2021	2,888,000	3,169,580
HCA, Inc.
5.88%, 03/15/2022	5,000,000	5,262,500
6.50%, 02/15/2020	1,300,000	1,433,250
7.50%, 02/15/2022	3,074,000	3,469,778
7.88%, 02/15/2020	2,750,000	2,935,625
HealthSouth Corp.
7.75%, 09/15/2022	6,256,000	6,865,960
LifePoint Hospitals, Inc.
5.50%, 12/01/2021 - 144A	1,542,000	1,568,985
6.63%, 10/01/2020	5,634,000	6,056,550
Tenet Healthcare Corp.
4.38%, 10/01/2021 (C)	2,344,000	2,247,310
6.00%, 10/01/2020 - 144A	1,293,000	1,360,883
6.25%, 11/01/2018	275,000	303,875
8.13%, 04/01/2022	4,016,000	4,382,460
Hotels, Restaurants & Leisure - 4.6%
Caesars Entertainment Operating Co., Inc.
9.00%, 02/15/2020	1,112,000	1,075,860
9.00%, 02/15/2020 (C)	1,000,000	970,000
10.00%, 12/15/2018 (C)	6,851,000	3,442,627
12.75%, 04/15/2018 (C)	6,500,000	3,851,250
Caesars Entertainment Resort Properties LLC
8.00%, 10/01/2020 - 144A (C)	1,536,000	1,593,600
Felcor Lodging, LP
5.63%, 03/01/2023	1,515,000	1,480,913
Gibson Brands, Inc.
8.88%, 08/01/2018 - 144A (C)	417,000	443,063
Mashantucket Western Pequot Tribe
6.50%, 07/01/2036	2,912,551	466,008
MGM Resorts International
6.63%, 12/15/2021 (C)	3,787,000	4,033,155

	Principal	Value
Hotels, Restaurants & Leisure (continued)
MGM Resorts International (continued)
6.75%, 10/01/2020 (C)	$ 4,384,000	$ 4,723,760
10.00%, 11/01/2016 (C)	3,575,000	4,298,937
11.38%, 03/01/2018 (C)	2,657,000	3,414,245
MISA Investments, Ltd.
8.63%, 08/15/2018
(Cash Rate: 8.63%) - 144A (D)	368,000	380,420
NCL Corp., Ltd.
5.00%, 02/15/2018	579,000	599,265
Pinnacle Entertainment, Inc.
7.50%, 04/15/2021 (C)	6,892,000	7,469,205
PNK Finance Corp.
6.38%, 08/01/2021 - 144A	542,000	555,550
Regal Cinemas Corp.
8.63%, 07/15/2019	7,075,000	7,561,406
Seneca Gaming Corp.
8.25%, 12/01/2018 - 144A	2,500,000	2,687,500
Viking Cruises, Ltd.
8.50%, 10/15/2022 - 144A	2,971,000	3,364,657
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
7.75%, 08/15/2020	2,147,000	2,388,538
Household Durables - 3.9%
Beazer Homes USA, Inc.
6.63%, 04/15/2018	1,949,000	2,090,303
7.25%, 02/01/2023	6,241,000	6,334,615
7.50%, 09/15/2021 - 144A	1,186,000	1,230,475
9.13%, 06/15/2018 - 05/15/2019	6,391,000	6,821,415
Jarden Corp.
7.50%, 05/01/2017 - 01/15/2020	5,262,000	5,771,300
KB Home
7.25%, 06/15/2018	2,765,000	3,076,063
9.10%, 09/15/2017	3,666,000	4,302,967
Meritage Homes Corp.
4.50%, 03/01/2018	2,675,000	2,688,375
7.00%, 04/01/2022	1,413,000	1,511,910
7.15%, 04/15/2020 (C)	4,953,000	5,411,152
Standard Pacific Corp.
6.25%, 12/15/2021 (C)	1,800,000	1,890,000
8.38%, 01/15/2021	1,725,000	2,020,406
Tempur Sealy International, Inc.
6.88%, 12/15/2020 (C)	3,135,000	3,428,906
Household Products - 1.7%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	745,000	761,763
6.88%, 02/15/2021	300,000	322,125
7.13%, 04/15/2019	9,089,000	9,611,617
9.88%, 08/15/2019	4,200,000	4,641,000
Sun Products Corp.
7.75%, 03/15/2021 - 144A (C)	5,588,000	4,847,590
Independent Power Producers & Energy Traders - 2.7%
Calpine Corp.
6.00%, 01/15/2022 - 144A	352,000	364,320
7.50%, 02/15/2021 - 144A	6,077,000	6,639,122
7.88%, 07/31/2020 - 144A (C)	2,787,000	3,051,765
7.88%, 01/15/2023 - 144A	1,687,000	1,859,918
NRG Energy, Inc.
6.25%, 07/15/2022 - 144A	1,500,000	1,503,750
6.63%, 03/15/2023 (C)	3,775,000	3,855,219
7.88%, 05/15/2021	11,082,000	12,107,085
8.25%, 09/01/2020	2,106,000	2,300,805
Insurance - 1.2%
Lincoln National Corp.
7.00%, 05/17/2066 (A) (C)	11,510,000	11,740,200
Prudential Financial, Inc.
5.20%, 03/15/2044 (A) (C)	3,191,000	3,069,742

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
IT Services - 1.0%
SunGard Data Systems, Inc.
6.63%, 11/01/2019	$ 2,250,000	$ 2,356,875
7.63%, 11/15/2020 (C)	8,387,000	9,215,216
Unisys Corp.
6.25%, 08/15/2017 (C)	615,000	664,200
Machinery - 0.1%
Wise Metals Group LLC / Wise Alloys Finance Corp.
8.75%, 12/15/2018 - 144A	635,000	673,100
Media - 7.6%
Cablevision Systems Corp.
5.88%, 09/15/2022 (C)	3,850,000	3,768,187
7.75%, 04/15/2018	10,512,000	11,799,720
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	1,900,000	1,805,000
5.75%, 01/15/2024 (C)	12,772,000	12,420,770
6.50%, 04/30/2021	800,000	836,000
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 - 144A	3,030,000	3,098,175
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	9,003,000	9,220,347
7.63%, 03/15/2020	7,631,000	8,048,205
DISH DBS Corp.
4.63%, 07/15/2017 (C)	3,026,000	3,169,735
5.00%, 03/15/2023	9,629,000	9,027,187
5.88%, 07/15/2022	1,030,000	1,031,288
7.13%, 02/01/2016	1,000,000	1,100,000
7.75%, 05/31/2015	461,000	499,033
7.88%, 09/01/2019	1,700,000	1,940,125
Griffey Intermediate, Inc. / Griffey Finance Sub LLC
7.00%, 10/15/2020 - 144A (C)	2,572,000	2,006,160
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 - 144A	3,510,000	3,808,350
Regal Entertainment Group
5.75%, 06/15/2023 (C)	1,855,000	1,827,175
Sirius XM Holdings, Inc.
5.75%, 08/01/2021 - 144A (C)	1,288,000	1,286,390
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
7.50%, 03/15/2019 - 144A	2,275,000	2,482,594
Univision Communications, Inc.
6.88%, 05/15/2019 - 144A	4,050,000	4,343,625
7.88%, 11/01/2020 - 144A	6,005,000	6,605,500
Metals & Mining - 0.6%
ArcelorMittal
7.50%, 10/15/2039	3,880,000	3,812,100
Walter Energy, Inc.
9.50%, 10/15/2019 - 144A (C)	3,476,000	3,528,140
Multiline Retail - 0.2%
Brookstone Co., Inc.
13.00%, 10/15/2014 - 144A	1,671,000	868,920
JC Penney Corp., Inc.
7.40%, 04/01/2037	1,885,000	1,281,800
Oil, Gas & Consumable Fuels - 4.0%
BreitBurn Energy Partners, LP / BreitBurn Finance Corp.
7.88%, 04/15/2022	2,432,000	2,587,040
Chesapeake Energy Corp.
6.13%, 02/15/2021 (C)	2,000,000	2,155,000
6.63%, 08/15/2020 (C)	3,035,000	3,384,025

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc.
7.13%, 04/01/2021	$ 650,000	$ 734,500
8.25%, 10/01/2019	2,183,000	2,374,012
Energy Transfer Equity, LP
7.50%, 10/15/2020	3,000,000	3,378,750
Energy XXI Gulf Coast, Inc.
7.50%, 12/15/2021 - 144A	2,319,000	2,405,962
7.75%, 06/15/2019	2,375,000	2,559,062
Linn Energy LLC / Linn Energy Finance Corp.
7.00%, 11/01/2019 - 144A	6,460,000	6,556,900
7.75%, 02/01/2021	1,740,000	1,844,400
8.63%, 04/15/2020	3,640,000	3,931,200
Newfield Exploration Co.
5.75%, 01/30/2022	2,095,000	2,163,088
6.88%, 02/01/2020	1,238,000	1,324,660
7.13%, 05/15/2018 (C)	295,000	306,653
Plains Exploration & Production Co.
6.75%, 02/01/2022	7,340,000	8,046,475
SM Energy Co.
6.50%, 11/15/2021 - 01/01/2023	2,890,000	3,064,850
6.63%, 02/15/2019	1,328,000	1,404,360
Paper & Forest Products - 0.5%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/2017 - 144A	1,250,000	1,337,500
Boise Cascade Co.
6.38%, 11/01/2020	2,698,000	2,812,665
Exopack Holdings SA
7.88%, 11/01/2019 - 144A	1,940,000	2,007,900
Personal Products - 0.5%
First Quality Finance Co., Inc.
4.63%, 05/15/2021 - 144A	2,982,000	2,825,445
Revlon Consumer Products Corp.
5.75%, 02/15/2021 (C)	3,621,000	3,584,790
Pharmaceuticals - 1.0%
Salix Pharmaceuticals, Ltd.
6.00%, 01/15/2021 - 144A	1,279,000	1,333,358
Valeant Pharmaceuticals International, Inc.
6.88%, 12/01/2018 - 144A	3,350,000	3,576,125
7.00%, 10/01/2020 - 144A	2,150,000	2,316,625
7.50%, 07/15/2021 - 144A	3,682,000	4,100,827
Real Estate Investment Trusts - 0.4%
Host Hotels & Resorts, LP
6.00%, 11/01/2020	4,475,000	4,888,356
Real Estate Management & Development - 0.7%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/2018 - 144A (C)	7,517,000	8,137,153
Road & Rail - 0.8%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	1,024,000	1,071,176
6.75%, 04/06/2021 - 144A	3,823,000	4,193,621
7.13%, 10/15/2020 - 144A	560,000	629,449
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
9.75%, 03/15/2020	3,605,000	4,172,787
Semiconductors & Semiconductor Equipment - 0.7%
Freescale Semiconductor, Inc.
5.00%, 05/15/2021 - 144A (C)	5,266,000	5,226,505
6.00%, 01/15/2022 - 144A (C)	1,650,000	1,716,000
NXP BV / NXP Funding LLC
3.75%, 06/01/2018 - 144A	800,000	800,000
Software - 1.7%
First Data Corp.
6.75%, 11/01/2020 - 144A	9,098,000	9,575,645
7.38%, 06/15/2019 - 144A	1,148,000	1,225,490

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Software (continued)
First Data Corp. (continued)
8.75%, 01/15/2022 - 144A
(Cash Rate: 8.75%) (D)	$ 2,717,000	$ 2,893,605
8.88%, 08/15/2020 - 144A	2,160,000	2,376,000
11.75%, 08/15/2021 - 144A (C)	3,496,000	3,592,140
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC
9.25%, 01/15/2018 - 144A	313,000	313,000
Specialty Retail - 1.0%
Claire’s Stores, Inc.
6.13%, 03/15/2020 - 144A (C)	600,000	564,000
7.75%, 06/01/2020 - 144A (C)	477,000	407,835
9.00%, 03/15/2019 - 144A	8,749,000	9,164,578
L Brands, Inc.
7.60%, 07/15/2037 (C)	2,182,000	2,203,820
Textiles, Apparel & Luxury Goods - 0.6%
Levi Strauss & Co.
6.88%, 05/01/2022	5,059,000	5,514,310
PVH Corp.
7.38%, 05/15/2020	1,175,000	1,280,750
Trading Companies & Distributors - 0.5%
International Lease Finance Corp.
8.63%, 09/15/2015	5,665,000	6,259,825
Transportation Infrastructure - 0.3%
syncreon Group BV / syncreon Global Finance US, Inc.
8.63%, 11/01/2021 - 144A	3,365,000	3,482,775
Wireless Telecommunication Services - 3.2%
Cricket Communications, Inc.
7.75%, 10/15/2020	2,577,000	2,924,895
MetroPCS Wireless, Inc.
6.63%, 04/01/2023 - 144A (C)	5,700,000	5,913,750
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	11,565,000	13,964,737
Sprint Corp.
7.13%, 06/15/2024 - 144A	1,920,000	1,929,600
7.88%, 09/15/2023 - 144A	10,930,000	11,667,775
T-Mobile USA, Inc.
6.13%, 01/15/2022	1,702,000	1,740,295

Total Corporate Debt Securities (cost $1,025,826,404)		1,044,344,293

LOAN ASSIGNMENTS - 4.2%
Aerospace & Defense - 0.3%
Silver II US Holdings, LLC, Term Loan
4.00%, 12/13/2019 (A)	2,939,924	2,950,948
Commercial Services & Supplies - 0.5%
ADS Waste Holdings, Inc., New Term Loan B
4.25%, 10/09/2019 (A)	2,984,925	2,996,584
Ceridian Corp., Term Loan B
4.41%, 05/09/2017 (A)	3,000,000	3,012,321
Communications Equipment - 0.1%
Sorenson Communications, 1st Lien Term
9.50%, 10/31/2014	694,750	704,013
Diversified Telecommunication Services - 0.4%
Intelsat Jackson Holdings SA, Term Loan B1
3.75%, 04/02/2018 (A)	3,864,684	3,875,528
Level 3 Financing, Inc., Term Loan B
4.00%, 01/15/2020 (A)	1,000,000	1,006,000
Energy Equipment & Services - 0.3%
Stallion Oilfield Holdings, Inc., Term Loan B
8.00%, 06/19/2018 (A)	3,880,500	3,933,857

	Principal	Value
Food Products - 0.3%
Del Monte Foods Co., Term Loan
4.00%, 03/08/2018 (A)	$ 4,000,000	$ 4,016,000
Hotels, Restaurants & Leisure - 0.9%
CityCenter Holdings LLC, Term Loan B
5.00%, 10/16/2020 (A)	3,000,000	3,033,126
Dunkin’ Brands, Inc., Term Loan B3
3.75%, 02/11/2020 (A)	3,978,248	3,989,439
Great Wolf Resorts, Inc., Term Loan B
4.50%, 08/06/2020 (A)	3,980,000	4,018,140
Independent Power Producers & Energy Traders - 0.3%
Dynegy, Inc., Term Loan B2
4.00%, 04/23/2020 (A)	3,980,000	3,996,585
Multiline Retail - 0.3%
JC Penney Corp., Inc., 1st Lien Term
6.00%, 05/21/2018 (A)	3,880,500	3,758,024
Paper & Forest Products - 0.2%
Exopack Holdings LLC, New Term Loan B
5.25%, 05/08/2019 (A)	1,896,000	1,926,810
Software - 0.3%
BMC Software Finance, Inc., USD Term Loan
5.00%, 09/10/2020 (A)	4,000,000	4,002,224
Textiles, Apparel & Luxury Goods - 0.3%
Philips-Van Heusen, Term Loan B
3.25%, 02/13/2020 (A)	3,091,031	3,106,486

Total Loan Assignments (cost $50,121,620)		50,326,085

	Shares	Value
PREFERRED STOCKS - 2.3%
Capital Markets - 0.2%
Goldman Sachs Group, Inc. - Series J, 5.50% (A)	76,095	1,759,316
Morgan Stanley, 6.88% (A)	32,150	817,253
Commercial Banks - 0.4%
GMAC Capital Trust I - Series 2, 8.13% (A)	174,225	4,770,281
Consumer Finance - 1.2%
Ally Financial, Inc. - Series A, 8.50% (A)	211,700	5,722,251
Ally Financial, Inc. - Series G 144A, 7.00%	9,353	9,052,243
Diversified Financial Services - 0.2%
Citigroup, Inc. - Series K, 6.88% (A)	85,000	2,184,500
Insurance - 0.3%
Hartford Financial Services Group, Inc., 7.88% (A) (C)	108,859	3,191,746

Total Preferred Stocks (cost $24,671,293)		27,497,590

COMMON STOCKS - 0.6%
Automobiles - 0.0% (F)
General Motors Co. (G)	12,171	439,130
Motors Liquidation Co. GUC Trust (C) (G)	2,901	89,496
Independent Power Producers & Energy Traders - 0.4%
Dynegy, Inc. - Class A (C) (G)	238,265	4,851,075
IT Services - 0.2%
Unisys Corp. (C) (G)	61,972	2,123,780

Total Common Stocks (cost $10,071,568)		7,503,481

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
WARRANTS - 0.0% (F)
Automobiles - 0.0% (F)
General Motors Co., Class A (G) Expiration: 07/10/2016 Exercise Price: $10.00	760	$ 20,254
General Motors Co., Class A (G) Expiration: 07/10/2019 Exercise Price: $18.33	760	14,349

Total Warrants (cost $0)		34,603

SECURITIES LENDING COLLATERAL - 11.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (H)	135,487,536	135,487,536

Total Securities Lending Collateral (cost $135,487,536)		135,487,536

	Principal	Value
REPURCHASE AGREEMENT - 2.9%
State Street Bank & Trust Co. 0.01% (H), dated 01/31/2014, to be repurchased at $34,248,931 on 02/03/2014. Collateralized by U.S. a Government Agency Obligation, 2.26%, due 10/17/2022, and with a value of $34,956,823.	$ 34,248,903	34,248,903

Total Repurchase Agreement (cost $34,248,903)		34,248,903

Total Investment Securities (cost $1,288,758,104) (I)		1,308,021,668
Other Assets and Liabilities - Net - (9.7)%		(115,388,970)

Net Assets - 100.0%		$ 1,192,632,698

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Preferred Corporate Debt Security	$—	$8,579,177	$—	$8,579,177
Corporate Debt Securities
Aerospace & Defense	—	12,542,094	—	12,542,094
Airlines	—	21,025,970	—	21,025,970
Auto Components	—	5,343,305	—	5,343,305
Automobiles	—	14,870,548	—	14,870,548
Beverages	—	7,810,400	—	7,810,400
Building Products	—	29,955,411	—	29,955,411
Capital Markets	—	2,105,000	—	2,105,000
Chemicals	—	22,287,375	—	22,287,375
Commercial Banks	—	13,016,658	—	13,016,658
Commercial Services & Supplies	—	40,920,458	—	40,920,458
Computers & Peripherals	—	12,548,180	—	12,548,180
Construction & Engineering	—	17,075,823	—	17,075,823
Consumer Finance	—	26,235,128	—	26,235,128
Containers & Packaging	—	18,661,460	—	18,661,460
Diversified Consumer Services	—	5,040,300	—	5,040,300
Diversified Financial Services	—	45,698,464	—	45,698,464
Diversified Telecommunication Services	—	100,758,118	—	100,758,118
Electric Utilities	—	16,142,295	8	16,142,303
Electronic Equipment & Instruments	—	4,387,500	—	4,387,500
Energy Equipment & Services	—	47,782,511	—	47,782,511
Food & Staples Retailing	—	8,855,410	—	8,855,410
Food Products	—	12,398,578	—	12,398,578
Gas Utilities	—	1,111,375	—	1,111,375
Health Care Equipment & Supplies	—	11,874,797	—	11,874,797
Health Care Providers & Services	—	75,373,299	—	75,373,299
Hotels, Restaurants & Leisure	—	54,799,959	—	54,799,959
Household Durables	—	46,577,887	—	46,577,887
Household Products	—	20,184,095	—	20,184,095
Independent Power Producers & Energy Traders	—	31,681,984	—	31,681,984
Insurance	—	14,809,942	—	14,809,942
IT Services	—	12,236,291	—	12,236,291
Machinery	—	673,100	—	673,100
Media	—	90,123,566	—	90,123,566
Metals & Mining	—	7,340,240	—	7,340,240
Multiline Retail	—	2,150,720	—	2,150,720
Oil, Gas & Consumable Fuels	—	48,220,937	—	48,220,937
Paper & Forest Products	—	6,158,065	—	6,158,065
Personal Products	—	6,410,235	—	6,410,235
Pharmaceuticals	—	11,326,935	—	11,326,935
Real Estate Investment Trusts	—	4,888,356	—	4,888,356
Real Estate Management & Development	—	8,137,153	—	8,137,153
Road & Rail	—	10,067,033	—	10,067,033
Semiconductors & Semiconductor Equipment	—	7,742,505	—	7,742,505
Software	—	19,975,880	—	19,975,880
Specialty Retail	—	12,340,233	—	12,340,233
Textiles, Apparel & Luxury Goods	—	6,795,060	—	6,795,060
Trading Companies & Distributors	—	6,259,825	—	6,259,825
Transportation Infrastructure	—	3,482,775	—	3,482,775
Wireless Telecommunication Services	—	38,141,052	—	38,141,052
Loan Assignments	—	50,326,085	—	50,326,085
Preferred Stocks	27,497,590	—	—	27,497,590
Common Stocks	7,503,481	—	—	7,503,481
Warrants	34,603	—	—	34,603
Securities Lending Collateral	135,487,536	—	—	135,487,536
Repurchase Agreement	—	34,248,903	—	34,248,903

Total Investment Securities	$170,523,210	$1,137,498,450	$8	$1,308,021,668

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (K)	Transfers into Level 3	Transfers out of Level 3 (L)	Ending Balance at January 31, 2014 (M)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014 (K)
Corporate Debt Securities	$119	$—	$—	$—	$—	$(111)	$—	$0	$8	$(111)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of January 31, 2014.
(B)	The security has a perpetual maturity. The date shown is the next call date.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $132,686,671. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

(D)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $8, or less than 0.01% of the fund’s net assets.
(F)	Percentage rounds to less than 0.1%.
(G)	Non-income producing security.
(H)	Rate shown reflects the yield at January 31, 2014.
(I)	Aggregate cost for federal income tax purposes is $1,288,758,104. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $34,375,682 and $15,112,118, respectively. Net unrealized appreciation for tax purposes is $19,263,564.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(K)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014 may be due to an investment no longer held or categorized as Level 3 at year end.
(L)	Transferred out of Level 3 because of availability of observable inputs.
(M)	Level 3 securities were not considered significant to the fund.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities aggregated $309,347,932, or 25.94% of the fund’s net assets.
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 89.2%
California - 6.4%
Aromas-San Juan Unified School District (General Obligation Unlimited)
Series B, Insurer: AGM
5.92%, 08/01/2042 (A)	$ 300,000	$ 98,904
California Health Facilities Financing Authority (Revenue Bonds)
5.00%, 04/01/2037	20,000	20,170
Golden State Tobacco Securitization Corp. (Revenue Bonds)
Series A, Insurer: AGC-ICC FGIC
5.00%, 06/01/2035	25,000	25,036
San Ysidro School District (General Obligation Unlimited)
Series E, Insurer: AGM
Zero Coupon, 08/01/2032	35,000	12,045
Santee School District (General Obligation Unlimited)
Series E, Insurer: AGM
Zero Coupon, 05/01/2051	150,000	16,526
Tustin Unified School District (Special Tax)
Series 1-A, Insurer: AGM
5.00%, 09/01/2038	50,000	50,009
District of Columbia - 0.6%
District of Columbia Tobacco Settlement Financing Corp. (Revenue Bonds)
6.50%, 05/15/2033	20,000	21,072
Florida - 1.9%
County of Miami-Dade, FL Aviation Revenue (Revenue Bonds)
Series B
5.00%, 10/01/2037	35,000	35,153
Miami-Dade County Expressway Authority (Revenue Bonds)
Series A
5.00%, 07/01/2040	30,000	30,509
Illinois - 22.7%
Chicago Board of Education (General Obligation Unlimited)
Series B, Insurer: AGM
5.00%, 12/01/2024	115,000	119,314
Series B1
Zero Coupon, 12/01/2022	40,000	26,998
Chicago O’Hare International Airport (Revenue Bonds)
Insurer: NATL-RE
5.00%, 01/01/2029	10,000	10,075
City of Country Club Hills, IL (General Obligation Unlimited)
Insurer: AMBAC
4.38%, 12/01/2024	25,000	23,916
Grundy Kendall & Will Counties Community Consolidated School Dist No. 201 Minooka (General Obligation Unlimited)
Series B
Zero Coupon, 10/15/2027	40,000	21,122
Illinois Finance Authority (Revenue Bonds)
5.00%, 08/15/2021	30,000	34,491
5.25%, 03/01/2040	30,000	31,201
6.50%, 04/01/2044	100,000	102,313

	Principal	Value
Illinois (continued)
Kendall Kane & Will Counties Community Unit School District No. 308 (General Obligation Unlimited)
Zero Coupon, 02/01/2020	$ 60,000	$ 50,822
Northern Illinois Municipal Power Agency (Revenue Bonds)
Series A, Insurer: NATL-RE
5.00%, 01/01/2037	30,000	30,203
Southwestern Illinois Development Authority (Revenue Bonds)
Zero Coupon, 12/01/2022 - 12/01/2024	70,000	47,677
5.00%, 12/01/2022	100,000	111,367
State of Illinois (General Obligation Unlimited)
4.00%, 09/01/2021	50,000	52,234
Stephenson County School District No. 145 Freeport (General Obligation Limited)
Insurer: AMBAC
Zero Coupon, 01/01/2021	30,000	23,615
Village of Elk Grove Village, IL (General Obligation Unlimited)
4.00%, 01/01/2022	40,000	44,073
Will County Community High School District No. 210 Lincoln-Way (General Obligation Unlimited)
Series A
5.00%, 01/01/2027	55,000	60,299
Indiana - 1.5%
Indiana Finance Authority (Revenue Bonds)
Series A
5.00%, 08/15/2021	45,000	52,034
Iowa - 0.6%
Iowa Tobacco Settlement Authority (Revenue Bonds)
Series A
6.50%, 06/01/2023	20,000	19,717
Massachusetts - 0.9%
Massachusetts Development Finance Agency (Revenue Bonds)
5.10%, 09/01/2018	30,000	30,081
Michigan - 12.7%
City of Detroit, MI
(General Obligation Unlimited) Series A, Insurer: ASSURED GTY
4.00%, 04/01/2018	110,000	106,958
(General Obligation Unlimited) Series A-1, Insurer: NATL-RE
5.38%, 04/01/2015 - 04/01/2016	35,000	34,396
(General Obligation Limited) Series A-2, Insurer: AMBAC
4.00%, 04/01/2018	20,000	16,617
(General Obligation Unlimited) Series B, Insurer: ASSURED GTY
5.00%, 04/01/2018	40,000	38,890
(General Obligation Unlimited) Series B-1, Insurer: AMBAC
5.00%, 04/01/2014	20,000	19,826
City of Detroit, MI Sewage Disposal System Revenue (Revenue Bonds)
5.00%, 07/01/2017	50,000	49,747
Series A, Insurer: NATL-RE
3.70%, 07/01/2015	15,000	14,869

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Michigan (continued)
City of Detroit, MI Water Supply System Revenue (Revenue Bonds)
Series B, Insurer: NATL-RE
5.00%, 07/01/2018	$ 50,000	$ 49,608
Series C, Insurer: AGM
5.00%, 07/01/2022	20,000	19,877
Michigan State Hospital Finance Authority (Revenue Bonds)
Series A
5.25%, 11/15/2046	95,000	93,355
Nevada - 0.9%
City of Henderson, NV (General Obligation Limited)
Series A
5.00%, 06/01/2028	30,000	32,953
New York - 2.7%
City of New York, NY (General Obligation Unlimited)
5.00%, 04/01/2024	50,000	56,579
New York Counties Tobacco Trust IV (Revenue Bonds)
Series A
5.00%, 06/01/2042	10,000	7,308
Port Authority of New York & New Jersey (Revenue Bonds)
Insurer: NATL-RE
5.75%, 12/01/2025	30,000	30,139
Ohio - 2.3%
Buckeye Tobacco Settlement Financing Authority (Revenue Bonds)
Series A-2
5.13%, 06/01/2024	40,000	33,599
County of Allen, OH
Series A
5.00%, 05/01/2033 - 06/01/2035	45,000	46,709
Oregon - 0.6%
State of Oregon Housing & Community Services Department (Revenue Bonds)
Series A
4.05%, 07/01/2021	20,000	20,827
Pennsylvania - 11.8%
City of Harrisburg, PA (General Obligation Unlimited)
Series D, Insurer: AMBAC
Zero Coupon, 03/15/2014	35,000	34,724
City of Scranton, PA (General Obligation Unlimited)
Series A, Insurer: AMBAC
3.50%, 09/01/2014	50,000	49,395
Indiana County Hospital Authority (Revenue Bonds)
Series A
6.00%, 06/01/2039	100,000	101,922
Pennsylvania Higher Educational Facilities Authority (Revenue Bonds)
Series A
5.00%, 07/01/2028	25,000	23,458
Philadelphia Authority for Industrial Development (Revenue Bonds)
5.00%, 04/01/2033	200,000	176,348
State Public School Building Authority (Revenue Bonds)
Insurer: ASSURED GTY
5.00%, 03/01/2036	25,000	25,871

	Principal	Value
Puerto Rico - 14.6%
Commonwealth of Puerto Rico (General Obligation Unlimited)
5.50%, 07/01/2017	$ 20,000	$ 20,216
Insurer: NATL-RE
Zero Coupon, 07/01/2014 - 07/01/2017	100,000	85,097
Puerto Rico Convention Center District Authority (Revenue Bonds)
Series A, Insurer: AMBAC
5.00%, 07/01/2017	50,000	47,149
Puerto Rico Highways & Transportation Authority (Revenue Bonds)
Series A, Insurer: AMBAC
Zero Coupon, 07/01/2015	70,000	62,578
Puerto Rico Industrial Tourist Authority (Revenue Bonds)
Series A
4.30%, 08/01/2014	40,000	39,376
Puerto Rico Infrastructure Financing Authority (Revenue Bonds)
Series C, Insurer: AMBAC
5.50%, 07/01/2016	20,000	19,385
Series C, Insurer: AMBAC
5.50%, 07/01/2025	50,000	42,416
Puerto Rico Public Buildings Authority (Revenue Bonds)
Series H, Insurer: AMBAC
5.50%, 07/01/2017	100,000	95,796
Series H, Insurer: FGIC
5.25%, 07/01/2015	100,000	94,905
Rhode Island - 0.3%
Tobacco Settlement Financing Corp.
Series 2002-A, Class C
6.25%, 06/01/2042	10,000	9,776
South Carolina - 2.9%
South Carolina Jobs-Economic Development Authority (Revenue Bonds)
5.00%, 11/01/2014	100,000	99,731
Texas - 4.8%
Forney Independent School District (General Obligation Unlimited)
Zero Coupon, 08/15/2053 (B)	1,500,000	102,750
Fort Bend Grand Parkway Toll Road Authority (Revenue Bonds)
5.00%, 03/01/2025	40,000	45,561
Harris-Fort Bend Counties Municipal Utilities District No. 1 (General Obligation Unlimited)
Insurer: AMBAC
4.65%, 04/01/2023	20,000	20,048
Vermont - 1.0%
Vermont Educational & Health Buildings Financing Agency (Revenue Bonds)
Series A
4.70%, 08/15/2026	40,000	36,070

Total Municipal Government Obligations (cost $3,026,515)		3,105,805

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 13.1%

State Street Bank & Trust Co.
0.01% (A), dated 01/31/2014, to be repurchased at $457,691 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/20/2027, and with a value of $468,980.

	$ 457,691	$ 457,691

Total Repurchase Agreement (cost $457,691)		457,691

Total Investment Securities (cost $3,484,206) (C)		3,563,496
Other Assets and Liabilities - Net - (2.3)%		(79,619)

Net Assets - 100.0%		$ 3,483,877

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Municipal Government Obligations	$—	$3,105,805	$—	$3,105,805
Repurchase Agreement	—	457,691	—	457,691

Total Investment Securities	$—	$3,563,496	$—	$3,563,496

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at January 31, 2014.
(B)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(C)	Aggregate cost for federal income tax purposes is $3,484,206. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $81,127 and $1,837, respectively. Net unrealized appreciation for tax purposes is $79,290.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	AMBAC Financial Group, Inc.
ASSURED GTY	Assured Guaranty, Ltd.
FGIC	Financial Guaranty Insurance Company
ICC	Insured Custody Certificate
NATL-RE	National Public Finance Guarantee Corporation

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Income & Growth

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 77.1%
Aerospace & Defense - 2.8%
BAE Systems PLC	1,997,722	$ 14,091,869
Airlines - 2.8%
Japan Airlines Co., Ltd.	282,130	14,248,711
Automobiles - 3.3%
Daimler AG	195,559	16,386,808
Beverages - 5.4%
Coca-Cola Amatil, Ltd. (A)	1,354,311	13,855,286
Thai Beverage PCL (A)	30,250,003	12,972,116
Capital Markets - 3.8%
Federated Investors, Inc. - Class B (A)	459,903	12,366,792
Solar Capital, Ltd.	301,265	6,666,994
Chemicals - 3.4%
LyondellBasell Industries NV - Class A	109,960	8,660,450
Yara International ASA	205,140	8,463,828
Commercial Banks - 1.6%
Commonwealth Bank of Australia	123,440	8,018,959
Construction & Engineering - 0.7%
NRW Holdings, Ltd.	3,325,626	3,638,028
Diversified Telecommunication Services - 11.4%
AT&T, Inc.	235,457	7,845,427
BCE, Inc. (A)	143,922	6,042,463
Belgacom SA (A)	317,660	9,078,387
HKT Trust and HKT, Ltd.	7,868,000	7,521,441
Swisscom AG	27,304	15,018,480
Telstra Corp., Ltd.	2,598,624	11,689,318
Electric Utilities - 1.2%
Brookfield Infrastructure Partners, LP	166,348	6,119,943
Energy Equipment & Services - 2.1%
Diamond Offshore Drilling, Inc. (A)	220,878	10,721,418
Media - 3.0%
Regal Entertainment Group - Class A (A)	772,439	15,062,561
Multi-Utilities - 1.3%
Centrica PLC	1,299,610	6,648,561
Oil, Gas & Consumable Fuels - 8.8%
Canadian Oil Sands, Ltd.	646,630	11,623,374
Kinder Morgan, Inc.	61,710	2,098,757
Ship Finance International, Ltd. (A)	912,020	15,613,782
Total SA	259,507	14,818,872
Pharmaceuticals - 5.3%
AstraZeneca PLC - ADR (A)	171,250	10,874,375
GlaxoSmithKline PLC	397,000	10,207,099
Sanofi	54,300	5,331,463
Real Estate Investment Trusts - 14.9%
Ascendas Real Estate Investment Trust	6,551,756	10,884,551
CDL Hospitality Trusts (A)	2,465,432	3,102,949
Cofinimmo	62,097	7,230,154
National Retail Properties, Inc. (A)	280,398	9,309,214
PennyMac Mortgage Investment Trust	831,510	19,582,061
Realty Income Corp. (A)	224,270	9,145,731
Spirit Realty Capital, Inc.	482,970	5,119,482
Starwood Property Trust, Inc. (A)	348,367	10,520,683
Tobacco - 1.5%
British American Tobacco PLC	85,456	4,096,426
Philip Morris International, Inc.	42,592	3,328,139
Transportation Infrastructure - 1.5%
SATS, Ltd. (A)	3,111,595	7,628,646

	Shares	Value
Wireless Telecommunication Services - 2.3%
Vodafone Group PLC - ADR	304,536	$ 11,286,104

Total Common Stocks (cost $379,967,768)		386,919,702

MASTER LIMITED PARTNERSHIPS - 20.3%
Capital Markets - 2.9%
Oaktree Capital Group LLC - Class A	246,109	14,375,227
Diversified Financial Services - 2.6%
KKR Financial Holdings LLC	1,077,559	13,038,464
Oil, Gas & Consumable Fuels - 14.8%
Alliance Resource Partners, LP	142,363	11,730,711
Boardwalk Pipeline Partners, LP	425,950	10,486,889
Cheniere Energy Partners, LP	158,614	4,439,606
Energy Transfer Equity, LP	66,636	2,780,054
Energy Transfer Partners, LP - Class B	222,866	12,371,292
Kinder Morgan Energy Partners, LP	225,259	17,903,585
TC Pipelines, LP	135,778	6,316,392
Teekay LNG Partners, LP	207,413	8,394,004

Total Master Limited Partnerships (cost $97,572,615)		101,836,224

SECURITIES LENDING COLLATERAL - 17.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (B)	88,155,969	88,155,969

Total Securities Lending Collateral (cost $88,155,969)		88,155,969

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.01% (B), dated 01/31/2014, to be repurchased at $8,735,243 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 10/20/2027, and with a value of $8,910,500.	$ 8,735,236	8,735,236

Total Repurchase Agreement (cost $8,735,236)		8,735,236

Total Investment Securities (cost $574,431,588) (C)		585,647,131
Other Assets and Liabilities - Net - (16.7)%		(83,802,413)

Net Assets - 100.0%		$ 501,844,718

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Income & Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Common Stocks	$181,987,750	$204,931,952	$—	$386,919,702
Master Limited Partnerships	101,836,224	—	—	101,836,224
Securities Lending Collateral	88,155,969	—	—	88,155,969
Repurchase Agreement	—	8,735,236	—	8,735,236

Total Investment Securities	$371,979,943	$213,667,188	$—	$585,647,131

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $84,560,057. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at January 31, 2014.
(C)	Aggregate cost for federal income tax purposes is $574,431,588. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $34,995,781 and $23,780,238, respectively. Net unrealized appreciation for tax purposes is $11,215,543.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica International

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 1.5%
Germany - 1.5%
Volkswagen AG, 1.88% (A)	20,600	$ 5,224,633

Total Convertible Preferred Stock (cost $4,603,902)		5,224,633

PREFERRED STOCK - 1.1%
Germany - 1.1%
Henkel AG & Co. KGaA, 1.16% (A)	36,245	3,929,265

Total Preferred Stock (cost $3,578,679)		3,929,265

COMMON STOCKS - 96.7%
Australia - 1.3%
Brambles, Ltd.	376,405	2,967,993
Iluka Resources, Ltd. (B)	217,460	1,670,923
Austria - 1.1%
Andritz AG	68,120	3,743,841
Belgium - 1.0%
Anheuser-Busch InBev NV - STRIP VVPR (C) (D) (E)	130,726	176
Colruyt SA	61,750	3,505,348
Brazil - 0.6%
SLC Agricola SA	301,300	2,247,343
Canada - 7.8%
Agrium, Inc.	27,100	2,360,410
Alimentation Couche Tard, Inc. - Class B	27,500	2,028,889
ATS Automation Tooling Systems, Inc. (C)	200,900	2,507,304
Cenovus Energy, Inc. (B)	66,436	1,738,222
Corus Entertainment, Inc. - Class B (B)	156,560	3,476,300
Dollarama, Inc.	32,500	2,451,178
Home Capital Group, Inc. - Class B (B)	45,000	3,118,384
MacDonald Dettwiler & Associates, Ltd.	56,415	4,007,681
New Gold, Inc. (C)	364,600	2,091,846
ShawCor, Ltd.	43,600	1,592,110
Silver Wheaton Corp.	118,800	2,580,267
Denmark - 2.0%
Sydbank A/S (C)	158,990	4,043,434
Tryg A/S	32,116	3,065,080
France - 9.2%
Arkema SA	40,895	4,364,972
Eutelsat Communications SA	150,773	4,578,368
Pernod Ricard SA	20,960	2,251,323
Publicis Groupe SA	41,925	3,719,479
Rexel SA (F)	237,488	6,101,714
Sanofi	51,675	5,073,727
Sodexo (B)	66,250	6,530,690
Germany - 9.3%
Bayer AG	30,130	3,977,889
Brenntag AG	31,635	5,461,262
Continental AG	28,320	6,101,678
Deutsche Boerse AG	61,455	4,731,866
Gerresheimer AG	62,013	4,169,300
Linde AG	25,394	4,811,967
SAP AG - ADR (B)	52,400	4,004,408
Hong Kong - 1.7%
China Mobile, Ltd. - ADR	92,765	4,438,805
PICC Property & Casualty Co., Ltd. - Class H	1,254,200	1,697,473

	Shares	Value
Israel - 1.1%
Bezeq Israeli Telecommunication Corp., Ltd.	2,668,895	$ 4,091,628
Japan - 15.6%
FANUC Corp.	31,900	5,236,009
Kansai Paint Co., Ltd. (B)	307,800	4,235,752
Kenedix Office Investment Corp. - Class A REIT	806	4,031,183
Keyence Corp.	14,800	6,157,855
Nihon Kohden Corp.	101,700	4,011,461
Pigeon Corp.	69,400	3,202,711
Pola Orbis Holdings, Inc.	63,500	2,138,005
Sanrio Co., Ltd. (B)	69,900	2,596,364
SMC Corp.	19,600	4,992,562
Softbank Corp.	38,000	2,812,900
Sugi Holdings Co., Ltd.	77,300	3,105,770
Sundrug Co., Ltd.	126,600	5,359,156
Toyota Motor Corp.	109,200	6,329,474
Wacom Co., Ltd. (B)	190,900	1,227,575
Korea, Republic of - 1.5%
Samsung Electronics Co., Ltd.	4,467	5,289,859
Netherlands - 5.6%
Akzo Nobel NV	59,782	4,306,339
ASML Holding NV	48,225	4,096,284
Koninklijke Ahold NV	255,318	4,257,854
Nutreco NV	84,455	3,771,945
Unilever NV - CVA	94,600	3,534,797
Norway - 2.5%
DNB ASA	299,405	5,060,474
Norwegian Property ASA	1,205,197	1,391,915
ProSafe SE (B)	358,785	2,385,060
Russian Federation - 0.7%
Sberbank of Russia - ADR	242,350	2,622,227
Singapore - 1.7%
Jardine Matheson Holdings, Ltd. (B)	65,837	3,527,550
United Overseas Bank, Ltd.	153,900	2,406,503
Sweden - 2.8%
Elekta AB - Class B	104,363	1,521,303
Nordea Bank AB (F)	343,830	4,602,664
Telefonaktiebolaget LM Ericsson - Class B	300,730	3,672,253
Switzerland - 14.0%
Bucher Industries AG	16,797	4,928,034
Givaudan SA (C)	3,939	5,830,406
Julius Baer Group, Ltd. (C)	55,890	2,715,441
Kaba Holding AG (C)	6,245	2,855,074
Novartis AG	69,526	5,505,947
Partners Group Holding AG	13,975	3,312,444
Roche Holding AG	26,864	7,386,748
SGS SA	2,374	5,375,638
Sika AG	1,704	5,615,786
Sulzer AG	24,226	3,658,015
UBS AG - Class A (C)	130,060	2,580,686
United Kingdom - 12.7%
Afren PLC (C)	1,064,150	2,599,541
Amlin PLC	673,993	4,633,556
Bunzl PLC	223,944	5,109,800
DCC PLC	42,671	1,939,559
Diploma PLC	290,295	3,316,648
ICAP PLC	207,850	1,320,610
Mitie Group PLC (B)	1,067,857	5,599,881
Reed Elsevier PLC	301,242	4,392,524
RPS Group PLC	811,058	4,551,877
SABMiller PLC	50,880	2,291,779
Synergy Health PLC	226,147	4,792,022

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica International

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
United Kingdom (continued)
TalkTalk Telecom Group PLC	202,000	$ 1,036,051
Travis Perkins PLC	70,701	2,021,158
Tullow Oil PLC	136,577	1,774,821
United States - 4.5%
AON PLC	52,800	4,248,288
Check Point Software Technologies, Ltd. - Class A (B) (C)	89,100	5,829,813
Nielsen Holdings NV	84,300	3,565,047
Taminco Corp. (C)	120,500	2,423,255

Total Common Stocks (cost $253,686,114)		344,397,531

SECURITIES LENDING COLLATERAL -11.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (A)	42,211,163	42,211,163

Total Securities Lending Collateral (cost $42,211,163)		42,211,163

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.01% (A), dated 01/31/2014, to be repurchased at $3,694,622 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $3,771,869.	$ 3,694,618	3,694,618

Total Repurchase Agreement (cost $3,694,618)		3,694,618

Total Investment Securities (cost $307,774,476) (G)		399,457,210
Other Assets and Liabilities - Net - (12.1)%		(43,162,058)

Net Assets - 100.0%		$356,295,152

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica International

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Chemicals	8.5%	$33,948,887
Machinery	6.3	25,065,765
Trading Companies & Distributors	5.5	22,010,582
Pharmaceuticals	5.5	21,944,311
Commercial Banks	4.7	18,735,302
Food & Staples Retailing	4.6	18,257,017
Media	4.0	16,166,671
Commercial Services & Supplies	4.0	15,974,825
Insurance	3.4	13,644,397
Automobiles	2.9	11,554,107
Capital Markets	2.5	9,929,181
Software	2.5	9,834,221
Food Products	2.4	9,554,085
Semiconductors & Semiconductor Equipment	2.4	9,386,143
Professional Services	2.2	8,940,685
Wireless Telecommunication Services	1.8	7,251,705
Household Products	1.8	7,131,976
Hotels, Restaurants & Leisure	1.6	6,530,690
Metals & Mining	1.6	6,343,036
Electronic Equipment & Instruments	1.5	6,157,855
Oil, Gas & Consumable Fuels	1.5	6,112,584
Auto Components	1.5	6,101,678
Health Care Equipment & Supplies	1.4	5,532,764
Industrial Conglomerates	1.4	5,467,109
Diversified Telecommunication Services	1.3	5,127,679
Health Care Providers & Services	1.2	4,792,022
Diversified Financial Services	1.2	4,731,866
Beverages	1.1	4,543,278
Life Sciences Tools & Services	1.0	4,169,300
Real Estate Investment Trusts	1.0	4,031,183
Aerospace & Defense	1.0	4,007,681
Energy Equipment & Services	1.0	3,977,170
Communications Equipment	0.9	3,672,253
Thrifts & Mortgage Finance	0.8	3,118,384
Specialty Retail	0.7	2,596,364
Multiline Retail	0.6	2,451,178
Personal Products	0.5	2,138,005
Real Estate Management & Development	0.4	1,391,915
Computers & Peripherals	0.3	1,227,575

Investment Securities, at Value	88.5	353,551,429
Short-Term Investments	11.5	45,905,781

Total Investments	100.0%	$399,457,210

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica International

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Convertible Preferred Stock	$—	$5,224,633	$—	$5,224,633
Preferred Stock	—	3,929,265	—	3,929,265
Common Stocks
Australia	—	4,638,916	—	4,638,916
Austria	—	3,743,841	—	3,743,841
Belgium	—	3,505,348	176	3,505,524
Brazil	2,247,343	—	—	2,247,343
Canada	27,952,591	—	—	27,952,591
Denmark	—	7,108,514	—	7,108,514
France	—	32,620,273	—	32,620,273
Germany	4,004,408	29,253,962	—	33,258,370
Hong Kong	4,438,805	1,697,473	—	6,136,278
Israel	—	4,091,628	—	4,091,628
Japan	—	55,436,777	—	55,436,777
Korea, Republic of	—	5,289,859	—	5,289,859
Netherlands	—	19,967,219	—	19,967,219
Norway	—	8,837,449	—	8,837,449
Russian Federation	2,622,227	—	—	2,622,227
Singapore	—	5,934,053	—	5,934,053
Sweden	—	9,796,220	—	9,796,220
Switzerland	—	49,764,219	—	49,764,219
United Kingdom	—	45,379,827	—	45,379,827
United States	16,066,403	—	—	16,066,403
Securities Lending Collateral	42,211,163	—	—	42,211,163
Repurchase Agreement	—	3,694,618	—	3,694,618

Total Investment Securities	$99,542,940	$299,914,094	$176	$399,457,210

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (I)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2014 (J)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014 (I)
Common Stocks	$177	$—	$—	$—	$—	$(1)	$—	$—	$176	$(1)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at January 31, 2014.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $40,408,094. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $176, or less than 0.01% of the fund’s net assets.
(E)	Illiquid. Total aggregate fair value of illiquid securities is $176, or less than 0.01% of the fund’s net assets.
(F)	Restricted security. At January 31, 2014, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Common Stocks	Rexel SA	03/12/2012	$4,767,765	$6,101,714	1.71%
Common Stocks	Nordea Bank AB	06/29/2011	3,805,438	4,602,664	1.29

			$8,573,203	$10,704,378	3.00%

(G)	Aggregate cost for federal income tax purposes is $307,774,476. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $99,662,485 and $7,979,751, respectively. Net unrealized appreciation for tax purposes is $91,682,734.
(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(I)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014 may be due to an investment no longer held or categorized as Level 3 at year end.
(J)	Level 3 securities were not considered significant to the fund.

DEFINITIONS:

ADR	American Depositary Receipt
CVA	Dutch Certificate-Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, entitles the shareholder to a reduced rate of withholding tax on the dividends paid by the company.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.9%
Germany - 0.9%
Volkswagen AG, 1.88% (A)	27,600	$ 6,999,993

Total Convertible Preferred Stock (cost $7,502,168)		6,999,993

PREFERRED STOCKS - 1.4%
Brazil - 0.8%
Itau Unibanco Holding SA, 3.33% (A)	449,600	5,641,309
Russian Federation - 0.6%
Sberbank of Russia, 4.56% (A) (B)	2,174,900	4,458,545

Total Preferred Stocks (cost $11,226,890)		10,099,854

COMMON STOCKS - 96.7%
Australia - 2.9%
APA Group	1,279,700	6,708,379
Asciano, Ltd.	1,758,200	8,647,433
Challenger Financial Services Group, Ltd.	1,189,900	6,248,047
Canada - 0.9%
Fairfax Financial Holdings, Ltd.	17,431	6,707,903
Denmark - 2.3%
Carlsberg A/S - Class B	104,276	10,159,201
Danske Bank A/S - Class R (C)	326,500	7,365,194
Finland - 1.0%
UPM-Kymmene OYJ	466,700	7,163,005
France - 10.7%
Arkema SA	80,894	8,634,308
Cie Generale des Etablissements Michelin - Class B	75,391	7,963,562
GDF Suez	251,200	5,551,129
Lafarge SA	106,300	7,635,714
Rexel SA	333,000	8,555,678
Sanofi	101,100	9,926,536
Total SA	133,000	7,594,824
Veolia Environnement SA	371,600	5,843,721
Vinci SA	139,100	9,110,993
Vivendi SA	343,283	9,231,933
Germany - 5.8%
Adidas AG	48,800	5,455,533
Allianz SE - Class A	65,700	10,969,863
Bayer AG	43,165	5,698,825
Metro AG	240,700	9,930,492
Siemens AG - Class A (D)	87,000	11,024,971
Hong Kong - 6.0%
Cheung Kong Holdings, Ltd.	730,100	10,858,405
First Pacific Co., Ltd.	6,822,112	6,740,042
Guangdong Investment, Ltd. (D)	8,424,600	7,771,225
HSBC Holdings PLC	1,012,000	10,477,201
SJM Holdings, Ltd.	3,029,500	9,370,728
Ireland - 1.8%
Ryanair Holdings PLC - ADR	149,300	7,054,425
Smurfit Kappa Group PLC - Class B	266,100	6,244,668
Israel - 1.0%
Israel Corp., Ltd. (C)	14,272	7,205,415
Italy - 3.5%
ENI SpA - Class B	569,800	12,949,040
Exor SpA	85,801	3,366,288
Pirelli & C. SpA	220,400	3,555,150
Prysmian SpA	267,694	6,549,243
Japan - 20.7%
Aisin Seiki Co., Ltd.	215,900	8,082,779
Daito Trust Construction Co., Ltd.	60,500	5,767,544
Denki Kagaku Kogyo KK	1,661,000	6,486,630
FUJIFILM Holdings Corp.	404,100	11,972,308

	Shares	Value
Japan (continued)
Fukuoka Financial Group, Inc. - Class A	1,408,300	$ 5,940,856
Hitachi, Ltd.	2,040,300	15,815,969
Japan Airlines Co., Ltd.	180,200	9,100,832
Kintetsu World Express, Inc.	101,100	4,062,009
Kirin Holdings Co., Ltd.	529,600	7,288,026
Komatsu, Ltd.	181,000	3,805,305
Kuraray Co., Ltd.	554,600	6,307,578
Mitsubishi Corp.	528,900	9,851,196
MS&AD Insurance Group Holdings	375,600	8,867,057
Nippon Telegraph & Telephone Corp.	237,400	12,921,419
Nitori Holdings Co., Ltd.	82,700	8,070,070
ORIX Corp.	692,100	10,770,667
Resona Holdings, Inc.	1,481,700	7,918,256
Sony Corp. (D)	368,400	5,862,958
USS Co., Ltd.	460,700	6,357,903
Korea, Republic of - 2.5%
Kangwon Land, Inc.	208,770	6,561,531
Samsung Electronics Co., Ltd.	6,900	8,171,038
SK Telecom Co., Ltd.	19,500	3,928,963
Malaysia - 0.7%
UMW Holdings Bhd	1,402,600	4,965,292
Netherlands - 5.7%
Delta Lloyd NV	358,579	9,229,798
Heineken Holding NV - Class A	85,000	4,903,130
Koninklijke Ahold NV	317,500	5,294,842
Koninklijke Boskalis Westminster NV	147,100	7,062,816
Koninklijke Philips NV	354,656	12,359,902
Wolters Kluwer NV	133,900	3,698,501
Singapore - 1.6%
Noble Group, Ltd.	11,027,000	8,182,081
SIA Engineering Co., Ltd. (D)	1,056,400	4,079,148
Spain - 1.0%
Amadeus IT Holding SA - Class A (D)	184,700	7,312,471
Sweden - 4.6%
Investor AB - Class B	342,100	11,080,627
Saab AB - Class B	124,493	3,230,425
Svenska Cellulosa AB SCA - Class B	288,530	8,213,641
Telefonaktiebolaget LM Ericsson - Class B	976,600	11,925,390
Switzerland - 5.7%
Galenica AG (D)	4,405	4,202,642
GAM Holding AG (C)	582,000	9,789,334
Nestle SA	105,262	7,639,375
Novartis AG	173,100	13,708,245
UBS AG - Class A (C)	369,300	7,327,753
Thailand - 0.4%
Bangkok Bank PCL (D)	633,000	3,288,685
United Kingdom - 15.8%
Admiral Group PLC	275,500	6,544,320
BHP Billiton PLC - ADR	159,469	9,402,292
BP PLC - ADR (D)	220,600	10,343,934
British Sky Broadcasting Group PLC	574,700	8,275,997
IG Group Holdings PLC	492,613	5,073,434
Imperial Tobacco Group PLC	186,300	6,808,122
Inchcape PLC	837,900	8,057,923
Johnson Matthey PLC	85,145	4,522,423
Kingfisher PLC	1,374,500	8,351,255
National Grid PLC - Class B	739,900	9,596,770
Resolution, Ltd.	1,596,100	9,146,660
Rexam PLC	1,173,641	9,511,680
Unilever PLC	329,600	12,673,380
Vodafone Group PLC	2,729,320	10,164,677

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
United States - 2.1%
Flextronics International, Ltd. (C)	802,505	$ 6,540,416
Noble Corp. PLC	291,857	9,056,322

Total Common Stocks (cost $662,952,493)		723,743,671

SECURITIES LENDING COLLATERAL - 3.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (A)	27,756,154	27,756,154

Total Securities Lending Collateral (cost $27,756,154)		27,756,154

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Co. 0.01% (A), dated 01/31/2014, to be repurchased at $13,569,340 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $13,844,977.	$ 13,569,328	13,569,328

Total Repurchase Agreement (cost $13,569,328)		13,569,328

Total Investment Securities (cost $723,007,033) (E)		782,169,000
Other Assets and Liabilities - Net - (4.5)%		(33,615,119)

Net Assets - 100.0%		$ 748,553,881

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Insurance	6.6%	$51,465,601
Commercial Banks	5.8	45,090,046
Electronic Equipment & Instruments	4.4	34,328,693
Pharmaceuticals	4.3	33,536,248
Chemicals	4.2	33,156,354
Diversified Financial Services	4.2	32,508,438
Oil, Gas & Consumable Fuels	3.9	30,887,798
Trading Companies & Distributors	3.4	26,588,955
Industrial Conglomerates	3.0	23,384,873
Specialty Retail	2.9	22,779,228
Beverages	2.9	22,350,357
Media	2.7	21,206,431
Multi-Utilities	2.7	20,991,620
Food Products	2.6	20,312,755
Auto Components	2.5	19,601,491
Capital Markets	2.2	17,117,087
Real Estate Management & Development	2.1	16,625,949
Construction & Engineering	2.1	16,173,809
Airlines	2.1	16,155,257
Hotels, Restaurants & Leisure	2.0	15,932,259
Containers & Packaging	2.0	15,756,348
Food & Staples Retailing	1.9	15,225,334
Wireless Telecommunication Services	1.8	14,093,640
Diversified Telecommunication Services	1.7	12,921,419
Automobiles	1.5	11,965,285
Communications Equipment	1.5	11,925,390
Consumer Finance	1.4	10,770,667
Metals & Mining	1.2	9,402,292
Energy Equipment & Services	1.2	9,056,322
Road & Rail	1.1	8,647,433
Household Products	1.1	8,213,641
Semiconductors & Semiconductor Equipment	1.0	8,171,038
Distributors	1.0	8,057,923
Water Utilities	1.0	7,771,225
Construction Materials	1.0	7,635,714
IT Services	0.9	7,312,471
Paper & Forest Products	0.9	7,163,005
Tobacco	0.9	6,808,122
Gas Utilities	0.9	6,708,379
Electrical Equipment	0.8	6,549,243
Household Durables	0.7	5,862,958
Textiles, Apparel & Luxury Goods	0.7	5,455,533
Transportation Infrastructure	0.5	4,079,148
Air Freight & Logistics	0.5	4,062,009
Machinery	0.5	3,805,305
Aerospace & Defense	0.4	3,230,425

Investment Securities, at Value	94.7	740,843,518
Short-Term Investments	5.3	41,325,482

Total Investments	100.0%	$782,169,000

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Convertible Preferred Stock	$—	$6,999,993	$—	$6,999,993
Preferred Stocks	5,641,309	4,458,545	—	10,099,854
Common Stocks	49,105,292	674,638,379	—	723,743,671
Securities Lending Collateral	27,756,154	—	—	27,756,154
Repurchase Agreement	—	13,569,328	—	13,569,328

Total Investment Securities	$82,502,755	$699,666,245	$—	$782,169,000

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at January 31, 2014.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $4,458,545, or 0.60% of the fund’s net assets.
(C)	Non-income producing security.
(D)	All or a portion of this security is on loan. The value of all securities on loan is $26,674,744. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Aggregate cost for federal income tax purposes is $723,007,033. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $74,854,269 and $15,692,302, respectively. Net unrealized appreciation for tax purposes is $59,161,967.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Brazil - 1.2%
BM&FBovespa SA	445,300	$ 1,769,575
Itau Unibanco Holding SA - ADR	270,213	3,307,407
Canada - 2.5%
Canadian National Railway Co.	155,266	8,306,731
Shoppers Drug Mart Corp.	46,550	2,453,410
France - 12.5%
Air Liquide SA - Class A	69,379	8,720,857
Danone	128,055	8,463,542
Dassault Systemes SA	20,485	2,428,787
GDF Suez	161,100	3,560,059
Legrand SA	57,623	3,060,849
LVMH Moet Hennessy Louis Vuitton SA	50,618	9,021,678
Pernod Ricard SA	78,622	8,444,823
Schneider Electric SA	121,559	9,818,760
Germany - 12.0%
Bayer AG	144,995	19,142,848
Beiersdorf AG	73,651	7,295,020
Linde AG	44,866	8,501,761
Merck KGaA	45,594	7,080,874
MTU Aero Engines AG	18,186	1,615,132
SAP AG	101,805	7,779,665
Hong Kong - 3.7%
AIA Group, Ltd.	1,402,600	6,483,437
China Unicom Hong Kong, Ltd.	2,272,000	2,956,674
Li & Fung, Ltd. (A)	4,600,000	6,392,031
India - 1.4%
ICICI Bank, Ltd. - ADR (A)	182,260	5,863,304
Italy - 0.6%
Saipem SpA	110,308	2,588,639
Japan - 12.4%
Denso Corp.	186,600	9,750,978
FANUC Corp.	31,400	5,153,940
Honda Motor Co., Ltd.	279,000	10,630,782
Hoya Corp.	254,100	7,070,630
INPEX Corp.	379,000	4,525,595
Japan Tobacco, Inc.	117,000	3,661,045
Kyocera Corp.	86,400	3,933,115
Lawson, Inc. (A)	29,900	2,189,018
Rinnai Corp.	2,100	164,637
Shin-Etsu Chemical Co., Ltd.	103,000	5,809,817
Netherlands - 8.0%
Akzo Nobel NV	100,982	7,274,142
Heineken NV	114,005	6,959,109
ING Groep NV - CVA (B)	732,134	9,716,299
Randstad Holding NV	164,611	10,462,258
Russian Federation - 0.4%
Sberbank of Russia - ADR (A)	171,330	1,853,791
Singapore - 1.9%
DBS Group Holdings, Ltd.	498,000	6,431,404
Singapore Telecommunications, Ltd.	658,150	1,815,715
Spain - 2.2%
Amadeus IT Holding SA - Class A (A)	174,734	6,917,907
Banco Santander SA - Class A	281,171	2,430,769
Sweden - 1.2%
Hennes & Mauritz AB - Class B	119,625	5,156,470
Switzerland - 10.5%
Julius Baer Group, Ltd. (B)	81,775	3,973,075
Keuhne & Nagel International AG	21,492	2,856,434

	Shares	Value
Switzerland (continued)
Nestle SA	216,193	15,690,178
Roche Holding AG	23,247	6,392,188
Sonova Holding AG (B)	27,260	3,746,314
Swiss Re AG (B)	38,445	3,324,423
UBS AG - Class A (B)	448,715	8,903,527
Taiwan - 2.5%
Hon Hai Precision Industry Co., Ltd.	1,388,183	3,878,009
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	406,771	6,882,565
Thailand - 0.2%
Kasikornbank PCL	182,300	938,837
United Kingdom - 21.0%
Barclays PLC	1,203,363	5,390,614
BG Group PLC	366,050	6,149,876
Compass Group PLC	807,205	12,082,000
Diageo PLC	209,480	6,200,272
Hays PLC	1,308,736	2,857,098
HSBC Holdings PLC	1,235,487	12,734,467
Reckitt Benckiser Group PLC - Class A	99,123	7,435,325
Rio Tinto PLC	152,737	8,143,914
Samsung Electronics Co., Ltd. - GDR, Reg S	5,359	3,145,733
Smiths Group PLC	245,426	5,801,690
Standard Chartered PLC	418,853	8,538,043
WPP PLC - Class A	544,957	11,440,057
United States - 4.4%
Check Point Software Technologies, Ltd. - Class A (A) (B)	32,490	2,125,821
Delphi Automotive PLC - Class A	60,210	3,666,187
NCR Corp. (B)	52,480	1,846,771
Valeant Pharmaceuticals International, Inc. (B)	42,490	5,763,344
Yum! Brands, Inc.	80,330	5,394,159

Total Common Stocks (cost $402,783,179)		422,264,205

SECURITIES LENDING COLLATERAL - 4.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (C)	19,841,949	19,841,949

Total Securities Lending Collateral (cost $19,841,949)		19,841,949

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.01% (C), dated 01/31/2014, to be repurchased at $6,096,795 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 5.50%, due 08/15/2028, and with a value of $6,224,399.	$ 6,096,790	6,096,790

Total Repurchase Agreement (cost $6,096,790)		6,096,790

Total Investment Securities (cost $428,721,918) (D)		448,202,944
Other Assets and Liabilities - Net - (4.7)%		(20,029,820)

Net Assets - 100.0%		$ 428,173,124

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities		Value
Commercial Banks	10.6%		$47,488,636
Pharmaceuticals	8.6		38,379,254
Chemicals	6.8		30,306,577
Food Products	5.4		24,153,720
Beverages	4.8		21,604,204
Hotels, Restaurants & Leisure	3.9		17,476,159
Textiles, Apparel & Luxury Goods	3.4		15,413,709
Electronic Equipment & Instruments	3.3		14,881,754
Auto Components	3.0		13,417,165
Professional Services	3.0		13,319,356
Electrical Equipment	2.9		12,879,609
Capital Markets	2.9		12,876,602
Software	2.7		12,334,273
Diversified Financial Services	2.6		11,485,874
Media	2.6		11,440,057
Oil, Gas & Consumable Fuels	2.4		10,675,471
Automobiles	2.4		10,630,782
Semiconductors & Semiconductor Equipment	2.2		10,028,298
Insurance	2.2		9,807,860
Road & Rail	1.9		8,306,731
Metals & Mining	1.8		8,143,914
Household Products	1.7		7,435,325
Personal Products	1.6		7,295,020
IT Services	1.5		6,917,907
Industrial Conglomerates	1.3		5,801,690
Specialty Retail	1.1		5,156,470
Machinery	1.1		5,153,940
Diversified Telecommunication Services	1.1		4,772,389
Food & Staples Retailing	1.0		4,642,428
Health Care Equipment & Supplies	0.8		3,746,314
Tobacco	0.8		3,661,045
Multi-Utilities	0.8		3,560,059
Marine	0.6		2,856,434
Energy Equipment & Services	0.6		2,588,639
Computers & Peripherals	0.4		1,846,771
Aerospace & Defense	0.4		1,615,132
Household Durables	0.0	(E)	164,637

Investment Securities, at Value	94.2		422,264,205
Short-Term Investments	5.8		25,938,739

Total Investments	100.0%		$448,202,944

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Common Stocks	$49,233,065	$373,031,140	$—	$422,264,205
Securities Lending Collateral	19,841,949	—	—	19,841,949
Repurchase Agreement	—	6,096,790	—	6,096,790

Total Investment Securities	$69,075,014	$379,127,930	$—	$448,202,944

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $18,859,475. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at January 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $428,721,918. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $35,040,931 and $15,559,905, respectively. Net unrealized appreciation for tax purposes is $19,481,026.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

(E)	Percentage rounds to less than 0.1%.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

ADR	American Depositary Receipt
CVA	Dutch Certificate-Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.5%
Germany - 0.5%
Sartorius AG, 0.98% (A)	25,000	$ 3,319,487

Total Preferred Stock (cost $2,509,286)		3,319,487

COMMON STOCKS - 96.6%
Australia - 4.4%
Amcor, Ltd.	424,241	3,976,351
Ansell, Ltd.	252,418	4,234,723
Computershare, Ltd.	526,604	5,147,779
Iluka Resources, Ltd. (B)	534,695	4,108,499
Mineral Deposits, Ltd. (C)	492,515	961,185
Mirvac Group - REIT	3,127,167	4,570,357
PanAust, Ltd.	1,175,972	1,682,664
Recall Holdings, Ltd. (C)	324,969	1,276,941
Starpharma Holdings, Ltd. (B) (C)	965,068	675,664
Austria - 2.1%
Andritz AG	70,000	3,847,165
Kapsch TrafficCom AG (B)	85,000	4,700,218
Mayr Melnhof Karton AG	19,700	2,408,514
Rosenbauer International AG (B) (D)	24,500	2,048,675
Belgium - 0.6%
Kinepolis Group NV	24,034	3,817,473
Brazil - 0.7%
BR Properties SA	302,637	2,121,876
Cia Hering	174,553	1,938,473
Denmark - 2.6%
Auriga Industries - Class B (C)	165,000	5,189,429
Jyske Bank A/S (C)	83,000	4,244,216
Matas A/S (C)	170,000	4,593,847
Sydbank A/S (C)	65,522	1,666,356
Finland - 0.2%
Vaisala OYJ - Class A	36,083	1,122,218
France - 5.7%
Eurofins Scientific SE	25,000	6,365,862
Groupe Eurotunnel SA	660,000	7,286,700
Inside Secure SA (C)	200,000	822,706
Lectra (D)	515,000	5,494,130
Medica SA	200,000	5,731,973
Naturex	30,000	2,498,466
Rubis SCA	60,000	3,899,225
Saft Groupe SA	80,000	2,800,979
Germany - 7.9%
CTS Eventim AG	40,000	2,044,089
Delticom AG	50,000	2,173,092
Freenet AG (C)	220,000	6,716,119
MTU Aero Engines AG	65,000	5,772,771
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	50,000	928,580
RIB Software AG	240,000	2,783,716
SAF-Holland SA (C)	165,000	2,618,129
SHW AG	25,000	1,753,309
Suss Microtec AG (C)	140,000	1,366,475
Tipp24 SE (C)	105,000	7,080,673
Tom Tailor Holding AG (C)	340,000	6,974,665
VTG AG	52,792	1,021,372
XING AG	63,000	7,171,305
Hong Kong - 4.7%
Baoxin Auto Group, Ltd. (B)	2,018,500	1,679,444
Convenience Retail Asia, Ltd.	648,000	436,518

	Shares	Value
Hong Kong (continued)
Dah Chong Hong Holdings, Ltd. (B)	5,147,000	$ 3,022,080
Dah Sing Banking Group, Ltd.	1,175,640	1,706,998
Johnson Electric Holdings, Ltd.	2,678,000	2,396,976
Minth Group, Ltd.	1,474,000	2,892,845
Samsonite International SA (B)	747,900	2,055,443
Shenzhou International Group Holdings, Ltd.	648,000	2,218,224
Sitoy Group Holdings, Ltd.	1,468,000	782,802
Techtronic Industries Co.	2,377,000	6,136,135
Yue Yuen Industrial Holdings	1,037,500	3,200,999
Yuexiu Transport Infrastructure, Ltd.	3,708,000	1,833,735
Indonesia - 0.5%
Ciputra Property PT	20,208,000	1,115,762
Holcim Indonesia PT	5,337,500	909,439
Surya Citra Media Tbk PT	4,963,500	1,076,816
Ireland - 4.5%
FBD Holdings PLC	50,444	1,211,002
Glanbia PLC	500,000	7,269,490
IFG Group PLC (D)	800,000	1,909,758
Irish Continental Group PLC	65,000	2,428,333
Origin Enterprises PLC	245,000	2,230,412
Paddy Power PLC	55,000	4,343,150
Smurfit Kappa Group PLC - Class B	330,000	7,744,233
Italy - 5.0%
Amplifon SpA (B)	800,000	4,311,523
Banca Popolare dell’Emilia Romagna SC (C)	142,376	1,347,037
Cairo Communication SpA	200,000	1,661,598
Credito Emiliano SpA	130,000	1,065,135
Danieli & C Officine Meccaniche SpA -Class B	32,000	723,766
de’Longhi SpA	150,000	2,468,120
Maire Tecnimont SpA (B) (C)	2,600,000	5,522,925
MARR SpA	256,312	4,051,462
Prysmian SpA	150,000	3,669,811
Sorin SpA (C)	2,000,000	5,858,751
Japan - 18.0%
Ai Holdings Corp.	99,500	1,348,806
AICA Kogyo Co., Ltd.	205,200	3,807,959
Arcs Co., Ltd. (B)	149,000	2,795,664
Asahi Diamond Industrial Co., Ltd.	245,300	2,643,391
Daibiru Corp.	334,500	3,840,350
Eagle Industry Co., Ltd.	269,300	4,449,236
Exedy Corp.	6,600	209,944
Fujikura Kasei Co., Ltd.	65,200	376,510
Glory, Ltd.	73,200	1,831,970
Hitachi High-Technologies Corp.	118,000	2,740,668
Hitachi Transport System, Ltd. (B)	123,400	1,969,907
Icom, Inc.	13,100	294,131
JSP Corp. (B)	244,400	3,635,979
Kissei Pharmaceutical Co., Ltd.	161,600	3,864,038
Koito Manufacturing Co., Ltd.	136,000	2,798,003
Kureha Corp. (B)	828,000	3,825,154
Kuroda Electric Co., Ltd. (B)	253,200	3,913,114
Lintec Corp.	109,800	2,028,995
Mitsui Sugar Co., Ltd.	725,000	3,115,151
Modec, Inc.	83,000	2,285,201
Musashi Seimitsu Industry Co., Ltd. (B)	99,600	1,967,239
Nabtesco Corp.	131,200	2,934,247
NEC Networks & System Integration Corp.	216,500	5,085,642
Nichi-iko Pharmaceutical Co., Ltd. (B)	88,700	1,327,418
Nifco, Inc.	4,600	121,292
Nihon Parkerizing Co., Ltd.	217,000	4,734,198
Nippon Densetsu Kogyo Co., Ltd.	189,000	2,441,813
Nippon Soda Co., Ltd.	401,000	2,319,575
Nippon Thompson Co., Ltd.	77,000	383,606

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
Japan (continued)
Nitta Corp.	276,000	$ 6,278,007
Obara Group, Inc.	62,300	1,963,453
Plenus Co., Ltd.	144,800	3,392,886
Sumitomo Real Estate Sales Co., Ltd.	108,100	3,396,310
Takasago International Corp.	578,000	3,207,654
Tokai Tokyo Financial Holdings, Inc. (B)	568,600	5,081,059
Trusco Nakayama Corp.	211,200	4,913,599
Tsuruha Holdings, Inc. - Class B	26,500	2,495,155
Tsutsumi Jewelry Co., Ltd.	78,800	1,817,868
Unipres Corp. (B)	107,300	1,946,040
Yushin Precision Equipment Co., Ltd. (B)	84,400	1,859,493
Korea, Republic of - 2.2%
Halla Visteon Climate Control Corp. (B)	93,960	3,432,717
Hankook Tire Co., Ltd.	112,483	6,439,043
Sung Kwang Bend Co., Ltd.	164,026	3,476,961
Malaysia - 0.5%
Bursa Malaysia Bhd	1,288,300	2,999,255
Netherlands - 2.1%
Delta Lloyd NV	390,000	10,038,573
Unit4 NV	47,500	2,469,637
New Zealand - 0.8%
Chorus, Ltd. (B)	794,266	899,141
Fletcher Building, Ltd.	524,605	3,851,698
Norway - 2.9%
Borregaard ASA	1,094,609	5,946,072
Polarcus, Ltd. (B) (C)	1,000,000	624,457
Schibsted ASA	45,355	2,650,155
Storebrand ASA - Class A (C)	1,450,000	8,618,069
Philippines - 0.3%
Robinsons Retail Holdings, Inc. (C)	1,625,480	2,134,070
Singapore - 2.7%
First Resources, Ltd. (B)	1,687,000	2,632,065
Goodpack, Ltd.	1,207,000	1,777,294
Mapletree Commercial Trust - REIT (B)	1,444,000	1,315,881
Mapletree Industrial Trust - REIT (B)	2,601,800	2,664,802
SATS, Ltd. (B)	365,000	894,864
SembCorp Industries, Ltd.	232,000	952,469
UOL Group, Ltd.	807,000	3,695,939
Vard Holdings, Ltd. (B) (C)	3,628,000	2,330,362
Sweden - 2.0%
Byggmax Group AB - Class A	275,000	2,086,195
Loomis AB - Class B	300,000	7,097,720
Opus Group AB	900,000	1,737,797
Sanitec Corp. (C)	66,597	759,857
Seamless Distribution AB (B) (C)	90,000	563,238
Switzerland - 3.6%
Ascom Holding AG (C)	44,233	841,581
Clariant AG (C)	230,000	4,345,558
Comet Holding AG (C)	3,766	1,869,189
EFG International AG (C)	120,000	1,753,709
Forbo Holding AG (C)	720	588,452
Helvetia Holding AG	15,000	7,238,184
Kuoni Reisen Holding AG (C)	4,150	1,876,689
Orior AG (C)	34,500	2,018,667
Schweizerische National-Versicherungs-Gesellschaft AG	20,000	1,319,142
Taiwan - 1.7%
CTCI Corp.	1,739,000	2,364,992
Giant Manufacturing Co., Ltd.	342,000	2,159,627
Lung Yen Life Service Corp.	292,000	805,864
Merida Industry Co., Ltd.	478,400	2,953,135
Yungtay Engineering Co., Ltd.	828,000	2,266,365
Thailand - 0.8%
Bumrungrad Hospital PCL	368,800	938,479

	Shares	Value
Thailand (continued)
Hemaraj Land and Development PCL	32,463,400	$ 2,694,630
VGI Global Media PCL	4,709,952	1,212,802
United Kingdom - 20.1%
A.G.BARR PLC	187,122	1,876,419
Anglo Pacific Group PLC	400,000	1,213,197
Ashtead Group PLC	275,000	3,569,109
Berendsen PLC	150,000	2,280,909
Berkeley Group Holdings PLC	55,000	2,339,021
Bodycote PLC	180,000	1,920,402
Computacenter PLC	220,000	2,334,501
CSR PLC	250,000	2,718,597
Daily Mail & General Trust PLC - Class A	125,000	1,975,761
DCC PLC	70,000	3,181,766
Dechra Pharmaceuticals PLC	175,000	2,018,091
Devro PLC	261,530	1,331,060
Dignity PLC	85,000	2,088,984
Diploma PLC	175,000	1,999,392
Domino Printing Sciences PLC	220,000	2,878,795
Elementis PLC	300,000	1,262,021
EnQuest PLC (B) (C)	1,100,000	2,341,734
Fenner PLC (B)	325,000	2,195,838
Grafton Group PLC	300,000	2,931,893
Grainger PLC	719,166	2,514,616
Halma PLC	225,000	2,213,715
IG Group Holdings PLC	225,000	2,317,281
Inchcape PLC	175,000	1,682,941
Investec PLC	250,000	1,611,021
John Wood Group PLC	225,000	2,378,310
Just Retirement Group PLC (C)	600,000	2,463,382
Kentz Corp., Ltd.	225,000	2,433,792
Kier Group PLC	92,520	2,860,879
Kofax, Ltd. (C)	275,000	2,010,591
Lamprell PLC - Class A (C)	700,000	1,648,419
London Stock Exchange Group PLC	90,000	2,722,296
Micro Focus International PLC	138,461	1,707,119
Millennium & Copthorne Hotels PLC	117,038	1,088,976
N Brown Group PLC	235,417	2,091,744
Pace PLC	400,000	2,349,460
Photo-Me International PLC	1,100,000	2,540,645
Premier Oil PLC	400,000	1,785,932
QinetiQ Group PLC - Class A	650,000	2,388,174
Redrow PLC	389,671	2,081,884
Ricardo PLC	192,475	2,134,181
RPS Group PLC	400,000	2,244,908
SDL PLC	350,000	2,094,327
Senior PLC	455,000	2,233,450
SIG PLC	650,000	2,096,464
Soco International PLC (C)	375,000	2,541,673
Sports Direct International PLC (C)	161,989	1,821,448
ST Modwen Properties PLC	300,000	1,894,264
SuperGroup PLC (C)	130,000	3,297,496
Synthomer PLC	400,000	1,788,562
TalkTalk Telecom Group PLC (B)	400,000	2,051,586
Taylor Wimpey PLC	1,200,000	2,213,345
Telecom Plus PLC	92,571	2,895,935
Ultra Electronics Holdings PLC	65,000	2,092,190
Victrex PLC	100,000	2,929,427
WS Atkins PLC	110,000	2,461,081

Total Common Stocks (cost $486,296,855)		587,832,806

SECURITIES LENDING COLLATERAL - 5.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (A)	30,680,653	30,680,653

Total Securities Lending Collateral (cost $30,680,653)		30,680,653

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.8%

State Street Bank & Trust Co. 0.01% (A), dated 01/31/2014, to be repurchased at $16,844,765 on 02/03/2014. Collateralized by a U.S. Government Obligation, 5.50%, due 08/15/2028, and with a value of $17,187,162.

$ 16,844,750	$ 16,844,750

Total Repurchase Agreement (cost $16,844,750)	16,844,750

Total Investment Securities (cost $536,331,544) (E)	638,677,696
Other Assets and Liabilities - Net - (4.9)%	(29,996,162)

Net Assets - 100.0%	$ 608,681,534

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Chemicals	6.5%	$41,589,134
Machinery	5.2	33,129,828
Insurance	4.8	30,888,352
Auto Components	4.5	28,627,797
Specialty Retail	4.1	26,382,528
Real Estate Management & Development	3.3	21,273,747
Trading Companies & Distributors	3.0	19,423,571
Food Products	3.0	19,076,644
Electronic Equipment & Instruments	2.9	18,611,406
Software	2.8	18,051,338
Hotels, Restaurants & Leisure	2.8	17,782,374
Containers & Packaging	2.5	15,906,392
Household Durables	2.5	15,826,957
Construction & Engineering	2.5	15,624,401
Media	2.3	14,438,694
Food & Staples Retailing	2.2	13,931,536
IT Services	2.2	13,844,863
Health Care Equipment & Supplies	2.1	13,412,961
Commercial Services & Supplies	1.8	11,623,537
Health Care Providers & Services	1.7	10,981,975
Road & Rail	1.6	10,277,979
Aerospace & Defense	1.6	10,253,135
Commercial Banks	1.6	10,029,742
Diversified Financial Services	1.6	9,948,590
Electrical Equipment	1.4	8,867,766
Real Estate Investment Trusts	1.3	8,551,040
Capital Markets	1.3	8,445,789
Textiles, Apparel & Luxury Goods	1.3	8,257,468
Building Products	1.3	8,044,777
Pharmaceuticals	1.2	7,885,211
Oil, Gas & Consumable Fuels	1.2	7,882,536
Leisure Equipment & Products	1.2	7,653,407
Internet Software & Services	1.1	7,171,305
Energy Equipment & Services	1.1	6,936,387
Metals & Mining	1.1	6,752,348
Wireless Telecommunication Services	1.1	6,716,119
Life Sciences Tools & Services	1.0	6,365,862
Semiconductors & Semiconductor Equipment	0.8	4,907,778
Construction Materials	0.7	4,761,137
Marine	0.7	4,758,695
Distributors	0.7	4,705,021
Professional Services	0.7	4,595,262
Industrial Conglomerates	0.7	4,134,235
Gas Utilities	0.6	3,899,225
Communications Equipment	0.5	3,485,172
Diversified Telecommunication Services	0.5	2,950,727
Multi-Utilities	0.5	2,895,935
Diversified Consumer Services	0.5	2,894,848
Transportation Infrastructure	0.4	2,728,599
Internet & Catalog Retail	0.3	2,091,744
Beverages	0.3	1,876,419

Investment Securities, at Value	92.6	591,152,293
Short-Term Investments	7.4	47,525,403

Total Investments	100.0%	$638,677,696

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Preferred Stock	$—	$3,319,487	$—	$3,319,487
Common Stocks	4,060,349	583,772,457	—	587,832,806
Securities Lending Collateral	30,680,653	—	—	30,680,653
Repurchase Agreement	—	16,844,750	—	16,844,750

Total Investment Securities	$34,741,002	$603,936,694	$—	$638,677,696

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at January 31, 2014.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $28,919,987. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Illiquid. Total aggregate fair value of illiquid securities is $9,452,563, or 1.55% of the fund’s net assets, and total aggregate fair value of illiquid derivatives is $0, or 0.00% of the fund’s net assets.
(E)	Aggregate cost for federal income tax purposes is $536,331,544. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $113,715,103 and $11,368,951, respectively. Net unrealized appreciation for tax purposes is $102,346,152.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
PREFERRED STOCK - 1.1%
Germany - 1.1%
Sartorius AG, 0.98% (A)	33,350	$ 4,428,195

Total Preferred Stock (cost $3,552,474)		4,428,195

COMMON STOCKS - 95.0%
Australia - 4.2%
APA Group	740,200	3,880,239
Bentham IMF, Ltd.	1,124,400	1,756,474
FlexiGroup, Ltd.	861,200	3,052,401
Kathmandu Holdings, Ltd.	972,200	2,467,381
Reject Shop, Ltd.	238,425	2,336,966
STW Communications Group, Ltd.	2,024,900	2,569,533
Austria - 2.1%
Flughafen Wien AG	35,000	2,815,747
Kapsch TrafficCom AG (B)	46,100	2,549,177
Lenzing AG (B)	48,300	2,921,953
Belgium - 0.8%
Barco NV	39,000	2,957,658
Canada - 3.6%
Essential Energy Services, Ltd. (C) (D)	444,300	993,317
Ithaca Energy, Inc. (C) (D)	2,177,400	4,965,743
Newalta Corp.	319,400	4,757,662
TransGlobe Energy Corp. (C)	409,600	2,975,231
Denmark - 1.3%
Bavarian Nordic A/S (C)	145,800	2,529,969
Schouw & Co.	54,100	2,376,238
Finland - 3.0%
Kemira OYJ	302,000	4,211,557
Ramirent OYJ	370,281	4,389,707
Tieto OYJ	134,300	2,948,802
France - 2.0%
Cegid Group	49,504	1,796,006
Societe BIC SA	31,700	3,650,745
Sopra Group SA	19,700	2,165,139
Germany - 6.2%
Bertrandt AG	16,768	2,495,564
Bilfinger Berger SE	57,700	6,654,385
Gerresheimer AG	83,500	5,613,928
SAF-Holland SA (C)	280,500	4,450,820
Tom Tailor Holding AG (C)	93,900	1,926,238
TUI AG (B) (C)	171,500	2,925,970
Hong Kong - 5.3%
AMVIG Holdings, Ltd.	2,294,000	913,319
Dynam Japan Holdings Co., Ltd.	835,400	3,310,823
Far East Consortium International, Ltd.	1,653,800	609,095
First Pacific Co., Ltd.	6,992,750	6,908,627
Midland Holdings, Ltd.	3,654,000	1,663,072
Newocean Energy Holdings, Ltd.	4,695,120	4,005,375
Pacific Textiles Holdings, Ltd.	2,010,000	2,861,150
Ireland - 2.1%
Dragon Oil PLC	318,100	3,082,638
Smurfit Kappa Group PLC - Class B	206,511	4,846,270
Italy - 5.2%
Ansaldo STS SpA	91,723	1,022,436
ASTM SpA	181,400	2,725,447
Danieli & C Officine Meccaniche SpA - Class B	213,700	4,833,401
Davide Campari-Milano SpA	361,400	2,885,526

	Shares	Value
Italy (continued)
Pirelli & C. SpA	299,100	$ 4,824,616
Prysmian SpA	156,900	3,838,623
Japan - 22.4%
Air Water, Inc.	282,500	4,227,684
Arcs Co., Ltd. (B)	80,900	1,517,914
Avex Group Holdings, Inc. (B)	98,800	2,272,487
Chugoku Marine Paints, Ltd. (B)	567,000	3,096,663
Daiichikosho Co., Ltd.	97,100	3,036,454
Denki Kagaku Kogyo KK	1,969,700	7,692,183
Fujimi, Inc.	199,300	2,473,450
HIS Co., Ltd. (B)	66,300	3,640,433
Hoshizaki Electric Co., Ltd.	111,100	3,990,770
Kaken Pharmaceutical Co., Ltd.	283,400	4,554,593
Kintetsu World Express, Inc. (B)	138,700	5,572,707
Miraca Holdings, Inc.	68,300	3,258,907
Nakanishi, Inc.	26,400	3,958,579
Nitori Holdings Co., Ltd.	68,700	6,703,915
PanaHome Corp.	377,500	2,641,798
Rohto Pharmaceutical	335,000	5,400,264
Ryohin Keikaku Co., Ltd.	40,800	3,781,697
SKY Perfect JSAT Holdings, Inc.	1,099,900	5,694,892
Sogo Medical Co., Ltd. (B)	55,000	2,096,751
Toho Holdings Co., Ltd.	109,500	1,951,644
Token Corp.	41,000	1,912,156
USS Co., Ltd.	501,800	6,925,105
Netherlands - 8.9%
BE Semiconductor Industries NV	296,100	3,449,585
BinckBank NV	463,200	5,166,415
Delta Lloyd NV	350,900	9,032,141
Koninklijke Boskalis Westminster NV	113,500	5,449,555
Koninklijke Ten Cate NV	185,961	5,962,901
Nutreco NV	119,500	5,337,131
Norway - 1.0%
ABG Sundal Collier Holding ASA	1,780,000	1,423,444
Norwegian Property ASA	2,139,500	2,470,968
Philippines - 1.0%
Alliance Global Group, Inc.	6,545,000	3,900,016
Singapore - 1.6%
ARA Asset Management, Ltd.	2,305,300	3,072,261
CWT, Ltd.	3,230,000	3,279,173
Sweden - 1.4%
Dios Fastigheter AB	480,454	3,476,130
Loomis AB - Class B	73,503	1,739,013
Switzerland - 4.2%
Galenica AG (B)	3,400	3,243,810
GAM Holding AG (C)	489,090	8,226,573
Lonza Group AG (C)	17,000	1,709,094
Swissquote Group Holding SA	81,176	3,196,364
United Kingdom - 18.7%
Beazley PLC	266,577	1,119,666
Berendsen PLC	261,300	3,973,344
Cape PLC	458,000	2,017,787
Catlin Group, Ltd.	416,300	3,609,973
Cineworld Group PLC	328,100	1,909,346
Consort Medical PLC	136,000	2,383,258
Dart Group PLC	244,600	1,027,359
Etalon Group, Ltd. - GDR, Reg S (C)	713,493	3,210,718
Fenner PLC	278,882	1,884,245
IG Group Holdings PLC	641,800	6,609,914
Inchcape PLC	628,700	6,046,087
Inmarsat PLC	282,200	3,249,677
International Personal Finance	619,200	4,733,245
Lancashire Holdings, Ltd.	220,300	2,730,618
Northgate PLC	1,019,006	9,380,799
Rexam PLC	1,185,430	9,607,223

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
United Kingdom (continued)
Stock Spirits Group PLC (C)	653,700	$ 3,102,955
UBM PLC	498,600	5,573,606

Total Common Stocks (cost $340,882,299)		366,170,408

RIGHT - 0.0% (E)
United Kingdom - 0.0% (E)
Cineworld Group PLC (C)	46,112	93,238

Total Right (cost $0)		93,238

SECURITIES LENDING COLLATERAL - 2.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (A)	8,740,886	8,740,886

Total Securities Lending Collateral (cost $8,740,886)		8,740,886

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
State Street Bank & Trust Co. 0.01% (A), dated 01/31/2014, to be repurchased at $12,565,224 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/20/2027, and with a value of $12,820,300.	$ 12,565,214	12,565,214

Total Repurchase Agreement (cost $12,565,214)		12,565,214

Total Investment Securities (cost $365,740,873) (F)		391,997,941
Other Assets and Liabilities - Net - (1.7)%		(6,636,250)

Net Assets - 100.0%		$ 385,361,691

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Chemicals	7.8%	$30,586,391
Commercial Services & Supplies	5.8	22,792,936
Media	5.4	21,149,556
Capital Markets	5.4	21,085,057
Specialty Retail	4.6	18,022,639
Insurance	4.2	16,492,398
Containers & Packaging	3.9	15,366,812
Diversified Financial Services	3.9	15,275,015
Oil, Gas & Consumable Fuels	3.8	15,028,987
Pharmaceuticals	3.4	13,198,667
Real Estate Management & Development	2.9	11,429,983
Health Care Equipment & Supplies	2.7	10,770,032
Machinery	2.7	10,708,416
Hotels, Restaurants & Leisure	2.5	9,877,226
Road & Rail	2.4	9,380,799
Auto Components	2.4	9,275,436
Air Freight & Logistics	2.3	8,851,880
Consumer Finance	2.0	7,785,646
Food Products	2.0	7,713,369
Life Sciences Tools & Services	1.9	7,323,022
Transportation Infrastructure	1.7	6,563,630
Multiline Retail	1.6	6,118,663
Distributors	1.5	6,046,087
Beverages	1.5	5,988,481
Electronic Equipment & Instruments	1.4	5,506,835
Construction & Engineering	1.4	5,449,555
Health Care Providers & Services	1.3	5,210,551
IT Services	1.3	5,113,941
Household Durables	1.2	4,553,954
Trading Companies & Distributors	1.1	4,389,707
Industrial Conglomerates	1.0	3,900,016
Gas Utilities	1.0	3,880,239
Electrical Equipment	1.0	3,838,623
Food & Staples Retailing	0.9	3,614,665
Semiconductors & Semiconductor Equipment	0.9	3,449,585
Diversified Telecommunication Services	0.8	3,249,677
Textiles, Apparel & Luxury Goods	0.7	2,861,150
Biotechnology	0.6	2,529,969
Professional Services	0.6	2,495,564
Software	0.5	1,796,006
Airlines	0.3	1,027,359
Energy Equipment & Services	0.3	993,317

Investment Securities, at Value	94.6	370,691,841
Short-Term Investments	5.4	21,306,100

Total Investments	100.0%	$391,997,941

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Preferred Stock	$—	$4,428,195	$—	$4,428,195
Common Stocks	16,902,671	349,267,737	—	366,170,408
Right	—	93,238	—	93,238
Securities Lending Collateral	8,740,886	—	—	8,740,886
Repurchase Agreement	—	12,565,214	—	12,565,214

Total Investment Securities	$25,643,557	$366,354,384	$—	$391,997,941

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at January 31, 2014.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $8,312,502. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Illiquid. Total aggregate fair value of illiquid securities is $5,959,060, or 1.55% of the fund’s net assets, and total aggregate fair value of illiquid derivatives is $0, or 0.00% of the fund’s net assets.
(E)	Percentage rounds to less than 0.1%.
(F)	Aggregate cost for federal income tax purposes is $365,740,873. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $35,512,765 and $9,255,697, respectively. Net unrealized appreciation for tax purposes is $26,257,068.
(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

GDR	Global Depositary Receipt
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Large Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 5.2%
Boeing Co.	33,251	$ 4,165,020
Honeywell International, Inc.	40,180	3,665,622
United Technologies Corp.	36,063	4,111,903
Airlines - 1.6%
Delta Air Lines, Inc.	122,368	3,745,684
Auto Components - 1.4%
BorgWarner, Inc.	58,282	3,129,743
Beverages - 3.0%
PepsiCo, Inc.	84,716	6,807,778
Biotechnology - 6.3%
Biogen IDEC, Inc. (A)	12,603	3,940,202
Celgene Corp. (A)	11,129	1,690,829
Gilead Sciences, Inc. (A)	85,833	6,922,431
Medivation, Inc. (A) (B)	22,331	1,777,548
Capital Markets - 2.5%
Ameriprise Financial, Inc.	18,868	1,993,215
Waddell & Reed Financial, Inc. - Class A	56,201	3,642,949
Chemicals - 4.0%
Eastman Chemical Co.	30,061	2,343,556
LyondellBasell Industries NV - Class A	46,102	3,630,993
Monsanto Co.	28,321	3,017,603
Commercial Services & Supplies - 1.3%
Tyco International, Ltd.	70,911	2,871,186
Computers & Peripherals - 7.9%
Apple, Inc.	21,495	10,760,397
EMC Corp.	165,623	4,014,701
NetApp, Inc.	76,588	3,242,736
Construction & Engineering - 1.1%
Fluor Corp.	32,593	2,475,764
Consumer Finance - 1.4%
Discover Financial Services	54,359	2,916,361
Santander Consumer USA Holdings, Inc. (A)	7,648	196,018
Diversified Financial Services - 1.7%
CME Group, Inc. - Class A	51,539	3,853,056
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	71,451	3,431,077
Energy Equipment & Services - 1.6%
Schlumberger, Ltd.	41,294	3,616,116
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	21,970	2,468,549
CVS Caremark Corp.	51,427	3,482,637
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	24	1,639
St. Jude Medical, Inc.	33,474	2,032,876
Health Care Providers & Services - 2.0%
McKesson Corp.	25,482	4,444,316
Hotels, Restaurants & Leisure - 4.5%
Chipotle Mexican Grill, Inc. - Class A (A)	5,327	2,940,291
Las Vegas Sands Corp.	62,798	4,805,303
Marriott International, Inc. - Class A	50,033	2,466,627
Industrial Conglomerates - 1.4%
Danaher Corp.	43,994	3,272,714
Internet & Catalog Retail - 3.8%
Amazon.com, Inc. (A)	7,074	2,537,373
priceline.com, Inc. (A)	5,344	6,118,292

	Shares	Value
Internet Software & Services - 5.2%
Google, Inc. - Class A (A)	5,043	$ 5,955,632
LinkedIn Corp. - Class A (A)	9,284	1,998,010
Yahoo! Inc. (A)	107,216	3,861,920
IT Services - 2.7%
Mastercard, Inc. - Class A	81,670	6,180,786
Machinery - 0.4%
Cummins, Inc.	7,675	974,571
Media - 5.8%
Comcast Corp. - Class A	105,330	5,735,219
DIRECTV (A)	32,547	2,259,738
Walt Disney Co. - Class A	70,164	5,094,608
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp. - Class A	18,985	1,531,899
Cabot Oil & Gas Corp.	41,503	1,659,290
Concho Resources, Inc. (A)	25,224	2,466,655
Personal Products - 1.2%
Estee Lauder Cos., Inc. - Class A	38,271	2,630,748
Pharmaceuticals - 4.8%
Actavis PLC (A)	14,305	2,703,359
Bristol-Myers Squibb Co.	93,718	4,683,088
Mylan, Inc. (A)	78,293	3,555,285
Road & Rail - 1.4%
Union Pacific Corp.	18,890	3,291,394
Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc. - Class A	30,762	1,484,882
Broadcom Corp. - Class A	45,719	1,360,597
Software - 9.3%
Intuit, Inc.	48,559	3,556,947
Microsoft Corp.	275,519	10,428,394
Oracle Corp.	109,956	4,057,376
VMware, Inc. - Class A (A) (B)	34,220	3,084,591
Specialty Retail - 3.6%
Foot Locker, Inc. (B)	53,208	2,053,829
GNC Holdings, Inc. - Class A	51,841	2,649,594
Lowe’s Cos., Inc.	75,625	3,500,681
Textiles, Apparel & Luxury Goods - 2.4%
NIKE, Inc. - Class B	75,520	5,501,632
Tobacco - 2.7%
Altria Group, Inc.	104,991	3,697,783
Lorillard, Inc.	49,171	2,420,197

Total Common Stocks (cost $190,569,582)		224,911,810

SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (C)	1,070,188	1,070,188

Total Securities Lending Collateral (cost $1,070,188)		1,070,188

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.01% (C), dated 01/31/2014, to be repurchased at $2,571,863 on 02/03/2014. Collateralized by U.S. Government Agency Obligations, 2.00%, due 01/11/2027, and with a total value of $2,626,772.	$ 2,571,861	2,571,861

Total Repurchase Agreement (cost $2,571,861)		2,571,861

Total Investment Securities (cost $194,211,631) (D)		228,553,859
Other Assets and Liabilities - Net - (0.5)%		(1,085,388)

Net Assets - 100.0%		$ 227,468,471

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Large Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Common Stocks	$224,911,810	$—	$—	$224,911,810
Securities Lending Collateral	1,070,188	—	—	1,070,188
Repurchase Agreement	—	2,571,861	—	2,571,861

Total Investment Securities	$225,981,998	$2,571,861	$—	$228,553,859

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $1,048,471. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at January 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $194,211,631. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $37,765,156 and $3,422,928, respectively. Net unrealized appreciation for tax purposes is $34,342,228.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Beverages - 4.3%
Cott Corp.	1,876,590	$ 14,749,997
Molson Coors Brewing Co. - Class B	907,940	47,793,962
Chemicals - 3.0%
E.I. du Pont de Nemours & Co.	709,818	43,305,996
Commercial Banks - 6.7%
CIT Group, Inc.	931,804	43,375,476
Wells Fargo & Co.	1,213,760	55,031,879
Communications Equipment - 2.1%
QUALCOMM, Inc.	412,214	30,594,523
Computers & Peripherals - 5.8%
Apple, Inc.	109,559	54,845,235
EMC Corp.	1,281,770	31,070,105
Diversified Financial Services - 9.5%
Citigroup, Inc.	1,475,730	69,993,874
JPMorgan Chase & Co.	1,273,685	70,511,201
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	314,350	15,095,087
Electrical Equipment - 5.3%
Eaton Corp. PLC	1,074,495	78,534,840
Energy Equipment & Services - 4.2%
Cameron International Corp. (A)	1,037,172	62,199,205
Food & Staples Retailing - 1.8%
Wal-Mart Stores, Inc.	359,765	26,867,250
Food Products - 4.0%
Pinnacle Foods, Inc.	2,182,540	58,928,580
Health Care Equipment & Supplies - 3.6%
Hologic, Inc. (A)	2,443,795	52,199,461
Health Care Providers & Services - 0.3%
Laboratory Corp. of America Holdings (A)	52,099	4,680,053
Industrial Conglomerates - 6.2%
General Electric Co.	3,624,607	91,086,374
Insurance - 7.4%
ACE, Ltd.	156,225	14,655,467
Allstate Corp.	719,000	36,812,800
MetLife, Inc.	1,176,440	57,704,382
Life Sciences Tools & Services - 3.4%
Affymetrix, Inc. (A) (B)	1,502,889	14,112,128
Bio-Rad Laboratories, Inc. - Class A (A)	284,927	36,219,920
Metals & Mining - 1.4%
Cliffs Natural Resources, Inc. (C)	1,093,325	21,123,039
Multi-Utilities - 2.7%
PG&E Corp.	937,638	39,521,442
Multiline Retail - 1.2%
Target Corp.	303,270	17,177,213
Oil, Gas & Consumable Fuels - 12.2%
Chevron Corp.	219,180	24,467,063
Occidental Petroleum Corp.	796,596	69,757,912
Royal Dutch Shell PLC - Class A ADR	934,538	64,576,576
WPX Energy, Inc. (A)	1,125,452	21,439,860
Pharmaceuticals - 8.6%
Merck & Co., Inc.	1,190,931	63,083,615
Pfizer, Inc.	2,108,904	64,110,682
Real Estate Management & Development - 1.1%
Forest City Enterprises, Inc. - Class A (A)	879,300	15,994,467

Total Common Stocks (cost $1,225,865,081)		1,411,619,664

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (D)	21,170,163	$ 21,170,163

Total Securities Lending Collateral (cost $21,170,163)		21,170,163

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
State Street Bank & Trust Co. 0.01% (D), dated 01/31/2014, to be repurchased at $37,243,186 on 02/03/2014. Collateralized by U.S. Government Agency Obligations, 2.00%-2.50%, due 11/01/2027, and with a total value of $37,989,479.	$ 37,243,155	37,243,155

Total Repurchase Agreement (cost $37,243,155)		37,243,155

Total Investment Securities (cost $1,284,278,399) (E)		1,470,032,982
Other Assets and Liabilities - Net - 0.2%		3,650,131

Net Assets - 100.0%		$ 1,473,683,113

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Common Stocks	$1,411,619,664	$—	$—	$1,411,619,664
Securities Lending Collateral	21,170,163	—	—	21,170,163
Repurchase Agreement	—	37,243,155	—	37,243,155

Total Investment Securities	$1,432,789,827	$37,243,155	$—	$1,470,032,982

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Illiquid. Total aggregate fair value of illiquid securities is $14,112,128, or 0.96% of the fund’s net assets.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $20,709,243. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rate shown reflects the yield at January 31, 2014.
(E)	Aggregate cost for federal income tax purposes is $1,284,278,399. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $191,005,328 and $5,250,745, respectively. Net unrealized appreciation for tax purposes is $185,754,583.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 108.4%
Aerospace & Defense - 4.1%
Honeywell International, Inc. (A)	21,850	$1,993,375
United Technologies Corp. (A)	28,080	3,201,682
Airlines - 0.4%
United Continental Holdings, Inc. (B)	11,060	506,990
Auto Components - 0.7%
Lear Corp.	3,920	283,534
TRW Automotive Holdings Corp. (A) (B)	7,780	576,887
Automobiles - 1.7%
General Motors Co. (A) (B)	59,700	2,153,976
Beverages - 2.4%
Coca-Cola Enterprises, Inc. (A)	14,203	614,848
Constellation Brands, Inc. - Class A (B)	4,257	326,384
Dr. Pepper Snapple Group, Inc. (A)	14,710	704,315
Molson Coors Brewing Co. - Class B	5,730	301,627
PepsiCo, Inc. (A)	13,240	1,063,966
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (A) (B)	4,700	746,031
Biogen IDEC, Inc. (B)	4,720	1,475,661
Celgene Corp. (B)	7,700	1,169,861
Vertex Pharmaceuticals, Inc. (B)	9,450	746,928
Building Products - 0.5%
Masco Corp. (A)	31,290	662,096
Capital Markets - 2.9%
Charles Schwab Corp.	20,140	499,875
Invesco, Ltd. (A)	28,940	962,255
Morgan Stanley (A)	37,200	1,097,772
State Street Corp. (A)	12,670	848,256
TD Ameritrade Holding Corp. (A)	9,790	305,938
Chemicals - 2.0%
Air Products & Chemicals, Inc.	6,450	678,153
Axiall Corp. (A)	14,700	586,530
Dow Chemical Co.	14,040	638,960
Monsanto Co.	6,140	654,217
Commercial Banks - 2.9%
BB&T Corp. (A)	18,430	689,466
Comerica, Inc. - Class A (A)	16,540	757,532
PNC Financial Services Group, Inc.	6,600	527,208
Popular, Inc. (B)	13,430	354,552
Wells Fargo & Co. (A)	29,230	1,325,288
Communications Equipment - 1.9%
Cisco Systems, Inc. (A)	34,980	766,412
QUALCOMM, Inc. (A)	22,248	1,651,246
Computers & Peripherals - 0.5%
SanDisk Corp.	9,810	682,286
Construction & Engineering - 1.7%
Fluor Corp. (A)	28,490	2,164,100
Consumer Finance - 0.6%
Capital One Financial Corp. (A)	10,310	727,989
Santander Consumer USA Holdings, Inc. (B)	3,200	82,016
Containers & Packaging - 0.5%
Ball Corp.	13,450	688,506
Diversified Financial Services - 2.2%
Bank of America Corp. (A)	70,430	1,179,703
Citigroup, Inc. (A)	20,559	975,113
IntercontinentalExchange Group, Inc. (A)	2,910	607,579

	Shares	Value
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	23,380	$1,122,708
Electric Utilities - 2.6%
American Electric Power Co., Inc. (A)	28,410	1,386,692
NextEra Energy, Inc. (A)	21,100	1,939,723
Electrical Equipment - 2.2%
Eaton Corp. PLC (A)	11,550	844,189
Emerson Electric Co. (A)	30,240	1,994,026
Energy Equipment & Services - 1.8%
Ensco PLC - Class A	10,960	552,055
Halliburton Co.	10,280	503,823
Schlumberger, Ltd. (A)	13,170	1,153,297
Food & Staples Retailing - 0.7%
CVS Caremark Corp. (A)	12,370	837,696
Food Products - 4.0%
Archer-Daniels-Midland Co. (A)	28,010	1,105,835
General Mills, Inc. (A)	50,180	2,409,643
Kellogg Co.	8,060	467,319
Mondelez International, Inc. - Class A (A)	34,040	1,114,810
Gas Utilities - 0.2%
EQT Corp.	2,870	266,365
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	17,080	626,153
Baxter International, Inc. (A)	16,940	1,157,002
Stryker Corp.	11,840	918,784
Health Care Providers & Services - 2.8%
Aetna, Inc.	3,560	243,255
Humana, Inc. - Class A (A)	9,910	964,243
McKesson Corp.	4,190	730,778
UnitedHealth Group, Inc. (A)	22,200	1,604,616
Health Care Technology - 0.4%
Cerner Corp. (A) (B)	9,690	551,264
Hotels, Restaurants & Leisure - 0.9%
Royal Caribbean Cruises, Ltd. - Class A (A)	14,410	714,736
Starbucks Corp.	3,020	214,783
Starwood Hotels & Resorts Worldwide, Inc.	2,430	181,545
Household Durables - 1.3%
Harman International Industries, Inc.	2,010	207,894
Lennar Corp. - Class A	7,760	311,642
PulteGroup, Inc. (A)	30,320	616,102
Toll Brothers, Inc. (A) (B)	12,520	460,110
Household Products - 0.9%
Kimberly-Clark Corp. (A)	4,450	486,697
Procter & Gamble Co. (A)	7,860	602,233
Insurance - 6.2%
ACE, Ltd. (A)	24,220	2,272,078
AON PLC (A)	5,810	467,473
Axis Capital Holdings, Ltd.	9,420	424,088
Everest RE Group, Ltd.	2,490	360,452
Marsh & McLennan Cos., Inc. (A)	16,590	758,329
MetLife, Inc. (A)	31,260	1,533,303
Prudential Financial, Inc.	4,160	351,062
RenaissanceRe Holdings, Ltd. (A)	6,160	558,774
Travelers Cos., Inc.	8,560	695,757
XL Group PLC - Class A	12,090	347,467
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (A) (B)	2,950	1,058,135
priceline.com, Inc. (A) (B)	350	400,712
Internet Software & Services - 5.6%
eBay, Inc. (A) (B)	20,900	1,111,880
Facebook, Inc. - Class A (B)	5,000	312,850
Google, Inc. - Class A (A) (B)	4,530	5,349,794
LinkedIn Corp. - Class A (A) (B)	1,550	333,576

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
IT Services - 2.2%
Accenture PLC - Class A	3,930	$ 313,928
Alliance Data Systems Corp. (B)	3,050	730,963
Cognizant Technology Solutions Corp. - Class A (A) (B)	5,290	512,707
Fidelity National Information Services, Inc.	6,410	324,987
Visa, Inc. - Class A (A)	3,860	831,560
Life Sciences Tools & Services - 0.5%
Mettler-Toledo International, Inc. (B)	2,700	665,010
Machinery - 1.6%
PACCAR, Inc. (A)	23,180	1,298,080
SPX Corp. (A)	7,160	712,921
Media - 7.9%
CBS Corp. - Class B (A)	29,330	1,722,258
Comcast Corp. - Class A (A)	31,880	1,735,866
DISH Network Corp. - Class A (A) (B)	16,720	942,674
Time Warner Cable, Inc.	3,840	511,757
Time Warner, Inc. (A)	79,720	5,008,807
Metals & Mining - 2.7%
Alcoa, Inc. (A)	137,210	1,579,287
Alumina, Ltd. - ADR (A) (B)	76,670	335,048
Freeport-McMoRan Copper & Gold, Inc. (A)	29,850	967,438
U.S. Steel Corp. (A)	21,380	558,232
Multi-Utilities - 3.1%
Ameren Corp.	3,530	133,575
CMS Energy Corp. (A)	48,360	1,343,925
DTE Energy Co.	10,670	727,907
NiSource, Inc. - Class B (A)	25,310	869,905
Sempra Energy (A)	9,620	891,870
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp. - Class A (A)	6,070	489,789
Cheniere Energy, Inc. (A) (B)	4,630	203,442
Marathon Petroleum Corp. (A)	4,920	428,286
Occidental Petroleum Corp.	6,800	595,476
Paper & Forest Products - 0.3%
International Paper Co.	6,960	332,270
Pharmaceuticals - 3.9%
Allergan, Inc.	2,740	314,004
Bristol-Myers Squibb Co. (A)	39,790	1,988,306
Johnson & Johnson (A)	29,350	2,596,595
Real Estate Investment Trusts - 5.5%
AvalonBay Communities, Inc.	3,240	400,140
Boston Properties, Inc. (A)	3,230	349,130
Brandywine Realty Trust (A)	26,460	377,055
Brixmor Property Group, Inc.	8,560	177,021
DCT Industrial Trust, Inc. (A)	50,160	361,152
DiamondRock Hospitality Co.	35,310	408,890
Digital Realty Trust, Inc.	5,030	256,480
Extra Space Storage, Inc. (A)	14,400	657,504
Highwoods Properties, Inc.	12,000	445,680
Host Hotels & Resorts, Inc. (A)	43,260	795,551
Kilroy Realty Corp. (A)	7,740	408,672
Kimco Realty Corp.	15,690	328,078
Mid-America Apartment Communities, Inc.	10,510	678,315
Post Properties, Inc. (A)	5,970	280,172
ProLogis, Inc. - Class A (A)	17,130	663,959
Sunstone Hotel Investors, Inc. (A)	31,060	398,500
Road & Rail - 2.5%
CSX Corp. (A)	54,240	1,459,599
Norfolk Southern Corp. (A)	3,960	366,656
Union Pacific Corp. (A)	7,360	1,282,406
Semiconductors & Semiconductor Equipment - 6.9%
Applied Materials, Inc. - Class A (A)	36,620	615,948
ASML Holding NV - Class G	1,440	121,867

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Avago Technologies, Ltd. - Class A (A)	42,930	$2,345,695
Freescale Semiconductor, Ltd. (A) (B)	38,540	698,730
KLA-Tencor Corp. (A)	12,710	781,284
LAM Research Corp. (A) (B)	26,290	1,330,537
Maxim Integrated Products, Inc. - Class A	27,710	838,505
ON Semiconductor Corp. (A) (B)	50,220	419,839
Teradyne, Inc. (A) (B)	24,330	457,647
Xilinx, Inc. (A)	23,940	1,111,295
Software - 2.4%
Adobe Systems, Inc. (A) (B)	14,690	869,501
Citrix Systems, Inc. (A) (B)	6,870	371,461
Microsoft Corp. (A)	14,010	530,279
Oracle Corp. (A)	19,970	736,893
VMware, Inc. - Class A (A) (B)	6,150	554,361
Specialty Retail - 2.2%
AutoZone, Inc. (A) (B)	388	192,083
Home Depot, Inc. (A)	15,380	1,181,953
Lowe’s Cos., Inc. (A)	17,960	831,368
TJX Cos., Inc. (A)	10,630	609,737
Textiles, Apparel & Luxury Goods - 0.8%
Lululemon Athletica, Inc. (A) (B)	5,550	253,580
V.F. Corp. (A)	12,590	735,885
Tobacco - 1.1%
Philip Morris International, Inc. (A)	17,040	1,331,506
Trading Companies & Distributors - 0.4%
WW Grainger, Inc.	2,330	546,338
Water Utilities - 0.9%
American Water Works Co., Inc.	27,440	1,168,121

Total Common Stocks (cost $112,991,480)		137,001,107

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.01% (C), dated 01/31/2014, to be repurchased at $52,483 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 10/20/2027, and with a value of $53,867.	$52,483	52,483

Total Repurchase Agreement (cost $52,483)		52,483

Total Investment Securities (cost $113,043,963) (D)		137,053,590
Other Assets and Liabilities - Net - (8.5)%		(10,713,622)

Net Assets - 100.0%		$126,339,968

	Shares	Value
SECURITIES SOLD SHORT - (76.2)%
COMMON STOCKS - (76.2)%
Aerospace & Defense - (3.7)%
Boeing Co.	(9,165)	(1,148,008)
Lockheed Martin Corp.	(16,590)	(2,503,597)
Raytheon Co.	(11,230)	(1,067,636)
Air Freight & Logistics - (0.5)%
United Parcel Service, Inc. - Class B	(6,120)	(582,808)
Auto Components - (1.0)%
Autoliv, Inc.	(6,500)	(589,355)
BorgWarner, Inc.	(3,390)	(182,043)
Gentex Corp.	(13,170)	(426,576)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
Beverages - (0.5)%
Boston Beer Co., Inc. - Class A (B)	(1,837)	$ (382,665)
Brown-Forman Corp. - Class B	(3,810)	(293,370)
Biotechnology - (1.2)%
Amgen, Inc.	(5,330)	(634,003)
Medivation, Inc. (B)	(4,630)	(368,548)
Regeneron Pharmaceuticals, Inc. - Class A (B)	(1,110)	(320,335)
United Therapeutics Corp. (B)	(1,550)	(159,061)
Capital Markets - (1.5)%
Ameriprise Financial, Inc.	(2,850)	(301,074)
BlackRock, Inc. - Class A	(1,580)	(474,743)
Federated Investors, Inc. - Class B	(9,130)	(245,506)
Franklin Resources, Inc.	(17,330)	(901,333)
Teton Advisors, Inc. - Class B (E)	(3)	0
Chemicals - (2.9)%
Cabot Corp.	(15,050)	(732,483)
OM Group, Inc. (B)	(12,980)	(419,773)
Praxair, Inc.	(16,730)	(2,086,566)
Sigma-Aldrich Corp.	(4,870)	(452,764)
Commercial Banks - (3.2)%
BancorpSouth, Inc.	(22,740)	(535,982)
Bank of Hawaii Corp.	(16,580)	(941,412)
Commerce Bancshares, Inc.	(10,414)	(452,697)
KeyCorp	(18,800)	(239,888)
Signature Bank (B)	(3,720)	(454,063)
Trustmark Corp. - Class A	(15,150)	(359,964)
UMB Financial Corp.	(10,230)	(606,537)
Valley National Bancorp	(52,187)	(505,692)
Computers & Peripherals - (0.3)%
Seagate Technology PLC	(5,890)	(311,345)
Containers & Packaging - (0.4)%
Bemis Co., Inc.	(12,650)	(487,152)
Diversified Consumer Services - (0.9)%
Graham Holdings Co. - Class B	(1,750)	(1,095,605)
Diversified Financial Services - (0.2)%
CME Group, Inc. - Class A	(2,980)	(222,785)
Diversified Telecommunication Services - (0.9)%
AT&T, Inc.	(32,840)	(1,094,229)
Electric Utilities - (3.1)%
Entergy Corp. - Class B	(15,150)	(954,905)
Exelon Corp.	(30,300)	(878,700)
Southern Co.	(49,000)	(2,020,760)
Electrical Equipment - (1.0)%
Rockwell Automation, Inc. - Class B	(11,140)	(1,279,318)
Energy Equipment & Services - (0.6)%
Nabors Industries, Ltd.	(28,670)	(489,684)
Tenaris SA - ADR	(5,370)	(238,857)
Food & Staples Retailing - (0.9)%
Safeway, Inc.	(7,180)	(224,303)
Sysco Corp.	(26,400)	(926,112)
Food Products - (1.9)%
Hershey Co.	(17,240)	(1,713,656)
Mead Johnson Nutrition Co. - Class A	(8,800)	(676,632)
Health Care Equipment & Supplies - (2.2)%
Becton Dickinson and Co.	(6,630)	(716,836)
CR Bard, Inc.	(5,790)	(750,326)
St. Jude Medical, Inc.	(6,650)	(403,854)
Zimmer Holdings, Inc. - Class A	(10,060)	(945,338)
Health Care Providers & Services - (1.7)%
DaVita HealthCare Partners, Inc. (B)	(7,560)	(490,871)
Laboratory Corp. of America Holdings (B)	(5,110)	(459,031)

	Shares	Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp. (B)	(10,950)	$ (503,810)
WellPoint, Inc.	(8,450)	(726,700)
Health Care Technology - (0.2)%
Allscripts Healthcare Solutions, Inc. (B)	(12,000)	(198,720)
Hotels, Restaurants & Leisure - (1.4)%
Chipotle Mexican Grill, Inc. - Class A (B)	(470)	(259,422)
Choice Hotels International, Inc.	(3,770)	(182,958)
Darden Restaurants, Inc.	(7,550)	(373,272)
Hyatt Hotels Corp. - Class A (B)	(8,880)	(424,375)
Marriott International, Inc. - Class A	(3,850)	(189,805)
Tim Hortons, Inc.	(6,730)	(348,412)
Household Durables - (0.0)% (F)
Harman International Industries, Inc.	(550)	(56,886)
Household Products - (1.3)%
Church & Dwight Co., Inc.	(18,300)	(1,181,814)
Clorox Co.	(5,500)	(485,485)
Industrial Conglomerates - (2.2)%
3M Co.	(5,220)	(669,152)
Danaher Corp.	(7,990)	(594,376)
General Electric Co.	(61,250)	(1,539,212)
Insurance - (4.5)%
Arch Capital Group, Ltd. (B)	(15,150)	(815,222)
Assurant, Inc.	(9,610)	(628,013)
Chubb Corp. - Class A	(12,010)	(1,015,325)
Principal Financial Group, Inc.	(7,280)	(317,190)
Progressive Corp.	(66,190)	(1,538,256)
Torchmark Corp.	(10,620)	(798,093)
WR Berkley Corp.	(15,440)	(598,454)
Internet & Catalog Retail - (1.5)%
Groupon, Inc. - Class A (B)	(29,420)	(307,733)
NetFlix, Inc. (B)	(3,860)	(1,580,014)
Internet Software & Services - (0.8)%
AOL, Inc. (B)	(15,230)	(701,798)
Twitter, Inc. (B)	(4,180)	(269,610)
IT Services - (1.4)%
Automatic Data Processing, Inc.	(9,260)	(709,316)
MasterCard, Inc. - Class A	(4,600)	(348,128)
Paychex, Inc.	(7,770)	(324,942)
Vantiv, Inc. - Class A (B)	(10,710)	(324,941)
Leisure Equipment & Products - (0.5)%
Hasbro, Inc.	(12,460)	(612,035)
Machinery - (2.5)%
Caterpillar, Inc.	(9,300)	(873,363)
Dover Corp.	(15,360)	(1,329,561)
Illinois Tool Works, Inc. - Class A	(8,195)	(646,340)
Ingersoll-Rand PLC	(4,810)	(282,780)
Media - (3.5)%
AMC Networks, Inc. - Class A (B)	(3,000)	(193,320)
Discovery Communications, Inc. - Series A (B)	(9,830)	(784,238)
Interpublic Group of Cos., Inc.	(24,310)	(396,739)
News Corp. - Class B (B)	(31,490)	(491,559)
Omnicom Group, Inc.	(12,600)	(914,508)
Scripps Networks Interactive, Inc. - Class A	(13,220)	(958,714)
Twenty-First Century Fox, Inc. - Class B	(21,840)	(682,282)
Metals & Mining - (1.9)%
Cliffs Natural Resources, Inc.	(62,325)	(1,204,119)
Nucor Corp.	(15,930)	(770,216)
Vale SA - Class B ADR	(30,740)	(418,064)
Multi-Utilities - (1.7)%
Consolidated Edison, Inc.	(9,190)	(500,028)
Public Service Enterprise Group, Inc.	(23,120)	(770,821)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
Multi-Utilities (continued)
SCANA Corp.	(6,100)	$ (288,347)
Wisconsin Energy Corp.	(13,600)	(580,312)
Multiline Retail - (0.3)%
Kohl’s Corp.	(7,420)	(375,675)
Oil, Gas & Consumable Fuels - (3.1)%
ConocoPhillips	(10,010)	(650,149)
CONSOL Energy, Inc.	(11,340)	(423,549)
Devon Energy Corp. - Class A	(6,360)	(376,639)
Energen Corp.	(3,690)	(260,957)
ONEOK, Inc.	(9,890)	(677,366)
Phillips 66	(5,120)	(374,221)
Spectra Energy Corp.	(19,170)	(689,162)
WPX Energy, Inc. (B)	(24,750)	(471,487)
Paper & Forest Products - (0.2)%
Domtar Corp.	(2,720)	(292,155)
Personal Products - (0.9)%
Estee Lauder Cos., Inc. - Class A	(16,230)	(1,115,650)
Pharmaceuticals - (3.3)%
AbbVie, Inc. - Class G	(12,010)	(591,253)
Eli Lilly & Co.	(28,810)	(1,556,028)
Hospira, Inc. (B)	(18,810)	(827,828)
Pfizer, Inc.	(41,160)	(1,251,264)
Real Estate Investment Trusts - (5.6)%
EastGroup Properties, Inc.	(8,730)	(518,038)
Federal Realty Investment Trust - Federal Realty Investment Trust	(7,320)	(797,880)
First Potomac Realty Trust	(33,370)	(435,812)
Home Properties, Inc.	(11,650)	(649,488)
Hudson Pacific Properties, Inc.	(31,090)	(675,586)
Omega Healthcare Investors, Inc.	(11,360)	(362,838)
Public Storage	(3,860)	(608,297)
Realty Income Corp.	(9,490)	(387,002)
Senior Housing Properties Trust	(18,490)	(416,395)
SL Green Realty Corp.	(4,200)	(393,834)
Tanger Factory Outlet Centers	(11,400)	(380,532)
UDR, Inc.	(48,870)	(1,189,496)
Washington Real Estate Investment Trust	(13,490)	(314,317)
Road & Rail - (1.7)%
Heartland Express, Inc.	(52,400)	(1,103,544)
Knight Transportation, Inc.	(18,180)	(388,143)
Werner Enterprises, Inc.	(24,760)	(645,246)
Semiconductors & Semiconductor Equipment - (6.2)%
Advanced Micro Devices, Inc. - Advanced Micro Devices Inc (B)	(57,760)	(198,117)
Analog Devices, Inc. - Class A	(19,700)	(950,919)
Intel Corp.	(66,110)	(1,622,339)
Linear Technology Corp.	(17,980)	(800,829)
Microchip Technology, Inc.	(35,130)	(1,575,932)
Micron Technology, Inc. (B)	(10,790)	(248,601)
NVIDIA Corp.	(32,980)	(517,786)
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	(60,830)	(1,029,244)
Texas Instruments, Inc.	(22,340)	(947,216)
Software - (1.1)%
Electronic Arts, Inc. (B)	(40,500)	(1,069,200)
Red Hat, Inc. (B)	(6,360)	(359,340)
Specialty Retail - (0.2)%
Bed Bath & Beyond, Inc. (B)	(3,550)	(226,667)
Textiles, Apparel & Luxury Goods - (0.3)%
Under Armour, Inc. - Class A (B)	(2,950)	(318,925)
Tobacco - (0.9)%
Altria Group, Inc.	(33,860)	(1,192,549)

Shares		Value
Trading Companies & Distributors - (0.4)%
Fastenal Co.	(11,680)	$(513,102)

Total Common Stocks (proceeds $81,619,237)		(96,228,158)

Total Securities Sold Short (proceeds $81,619,237)		(96,228,158)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Common Stocks	$137,001,107	$—	$—	$137,001,107
Repurchase Agreement	—	52,483	—	52,483

Total Investment Securities	$137,001,107	$52,483	$—	$137,053,590

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
LIABILITIES
Securities Sold Short
Common Stocks
Aerospace & Defense	(4,719,241)	—	—	(4,719,241)
Air Freight & Logistics	(582,808)	—	—	(582,808)
Auto Components	(1,197,974)	—	—	(1,197,974)
Beverages	(676,035)	—	—	(676,035)
Biotechnology	(1,481,947)	—	—	(1,481,947)
Capital Markets	(1,922,656)	—	0	(1,922,656)
Chemicals	(3,691,586)	—	—	(3,691,586)
Commercial Banks	(4,096,235)	—	—	(4,096,235)
Computers & Peripherals	(311,345)	—	—	(311,345)
Containers & Packaging	(487,152)	—	—	(487,152)
Diversified Consumer Services	(1,095,605)	—	—	(1,095,605)
Diversified Financial Services	(222,785)	—	—	(222,785)
Diversified Telecommunication Services	(1,094,229)	—	—	(1,094,229)
Electric Utilities	(3,854,365)	—	—	(3,854,365)
Electrical Equipment	(1,279,318)	—	—	(1,279,318)
Energy Equipment & Services	(728,541)	—	—	(728,541)
Food & Staples Retailing	(1,150,415)	—	—	(1,150,415)
Food Products	(2,390,288)	—	—	(2,390,288)
Health Care Equipment & Supplies	(2,816,354)	—	—	(2,816,354)
Health Care Providers & Services	(2,180,412)	—	—	(2,180,412)
Health Care Technology	(198,720)	—	—	(198,720)
Hotels, Restaurants & Leisure	(1,778,244)	—	—	(1,778,244)
Household Durables	(56,886)	—	—	(56,886)
Household Products	(1,667,299)	—	—	(1,667,299)
IT Services	(1,707,327)	—	—	(1,707,327)
Industrial Conglomerates	(2,802,740)	—	—	(2,802,740)
Insurance	(5,710,553)	—	—	(5,710,553)
Internet & Catalog Retail	(1,887,747)	—	—	(1,887,747)
Internet Software & Services	(971,408)	—	—	(971,408)
Leisure Equipment & Products	(612,035)	—	—	(612,035)
Machinery	(3,132,044)	—	—	(3,132,044)
Media	(4,421,360)	—	—	(4,421,360)
Metals & Mining	(2,392,399)	—	—	(2,392,399)
Multi-Utilities	(2,139,508)	—	—	(2,139,508)
Multiline Retail	(375,675)	—	—	(375,675)
Oil, Gas & Consumable Fuels	(3,923,530)	—	—	(3,923,530)
Paper & Forest Products	(292,155)	—	—	(292,155)
Personal Products	(1,115,650)	—	—	(1,115,650)
Pharmaceuticals	(4,226,373)	—	—	(4,226,373)
Real Estate Investment Trusts	(7,129,515)	—	—	(7,129,515)
Road & Rail	(2,136,933)	—	—	(2,136,933)
Semiconductors & Semiconductor Equipment	(7,890,983)	—	—	(7,890,983)
Software	(1,428,540)	—	—	(1,428,540)
Specialty Retail	(226,667)	—	—	(226,667)
Textiles, Apparel & Luxury Goods	(318,925)	—	—	(318,925)
Tobacco	(1,192,549)	—	—	(1,192,549)
Trading Companies & Distributors	(513,102)	—	—	(513,102)

Total Securities Sold Short	$(96,228,158)	$—	$0	$(96,228,158)

Level 3 Rollforward - Securities Sold Short

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2014 (H)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014
Common Stocks	0	$—	$—	$—	$—	$—	$—	$—	0	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated as collateral for open securities sold short transactions. Total value of securities segregated as collateral for open securities sold short transactions is $74,859,458.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

(B)	Non-income producing security.
(C)	Rate shown reflects the yield at January 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $113,043,963. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $25,008,784 and $999,157, respectively. Net unrealized appreciation for tax purposes is $24,009,627.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $0, or less than 0.01% of the fund’s net assets.
(F)	Percentage rounds to less than 0.1%.
(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(H)	Level 3 securities were not considered significant to the fund.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 26.8%
U.S. Treasury Bill
0.05%, 07/31/2014 (A)	$55,011,900	$54,996,535
0.07%, 02/06/2014 (A)	31,460,600	31,460,281
0.08%, 05/29/2014 - 06/05/2014 (A)	42,000,000	41,988,501

Total Short-Term U.S. Government Obligations (cost $128,445,317)		128,445,317

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 62.9%
BlackRock Liquidity Funds T-Fund Portfolio	30,313,934	30,313,934
Dreyfus Treasury Cash Management	120,706,681	120,706,681
UBS Select Treasury Preferred	151,288,115	151,288,115

Total Short-Term Investment Companies (cost $302,308,730)		302,308,730

Total Investment Securities (cost $430,754,047) (B)		430,754,047
Other Assets and Liabilities - Net - 10.3%		49,542,191

Net Assets - 100.0%		$480,296,238

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (C)

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (D)

Reference Entity	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note Futures	03/31/2014	BOA	138,000	$(83,656)	$0	$(83,656)
Coffee March Futurres	03/19/2014	BCLY	375,000	(63,187)	0	(63,187)
Copper March Futures	03/27/2014	BCLY	1,900,000	95,475	0	95,475
Corn March Futures	03/14/2014	BCLY	205,000	(19,890)	0	(19,890)
Gold April Futures	04/28/2014	BCLY	16,400	(183,720)	0	(183,720)
Heating Oil ULSD March Futures	02/28/2014	BCLY	672,000	(14,045)	0	(14,045)
Kansas Wheat March Futures	03/14/2014	BCLY	750,000	355,025	0	355,025
Lean Hogs April Futures	04/16/2014	BCLY	2,080,000	(79,040)	0	(79,040)
LME Aluminum March Futures	03/19/2014	BCLY	3,800	225,007	0	225,007
Platinum April Futures	04/28/2014	BCLY	5,350	(238,048)	0	(238,048)
RBOB Gasoline March Futures	02/28/2014	BCLY	2,142,000	18,984	0	18,984
Silver March Futures	03/27/2014	BCLY	590,000	774,938	0	774,938
Soybean Oil March Futures	03/14/2014	BCLY	15,720,000	214,296	0	214,296
Wheat May Futures	05/14/2014	BCLY	3,190,000	139,942	0	139,942
WTI Crude March Futures	02/20/2014	DUB	29,000	(110,460)	0	(110,460)

				$1,031,621	$0	$1,031,621

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE: (D)

Reference Entity	Termination Date	Counterparty	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
10-Year Japan Government Bond Futures	03/11/2014	BOA	4,000,000	$32,107	$0	$32,107
2-Year Euro-Schatz Futures	03/06/2014	BOA	436,000	51,858	0	51,858
2-Year U.S. Treasury Note Futures	03/31/2014	BOA	674,000	22,812	0	22,812
5-Year Euro-Bobl Futures	03/06/2014	BOA	131,000	99,449	0	99,449
Cocoa March Futures	03/14/2014	BCLY	420	70	0	70
Cocoa March Futures	03/14/2014	BCLY	1,060	93,461	0	93,461
MSCI Taiwan Index Futures	02/26/2014	BOA	9,200	(68,737)	0	(68,737)
Soybean March Futures	03/14/2014	BCLY	920,000	(374,507)	(2,300)	(372,207)
Soybean Meal March Futures	03/14/2014	BLCY	6,400	(19,472)	0	(19,472)
Swiss Market Index Futures	03/21/2014	BOA	1,060	(320,214)	0	(320,214)
Taiwan SE Weighted Index Futures	02/19/2014	BOA	14,400	(68,301)	0	(68,301)

				$(551,474)	$(2,300)	$(549,174)

FUTURES CONTRACTS: (E)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Australian Treasury Bond	Short	(164)	03/17/2014	$(463,890)
10-Year Government of Canada Bond	Short	(2)	03/20/2014	(7,761)
10-Year Japan Government Bond	Long	68	03/11/2014	166,255
10-Year U.S. Treasury Note	Short	(336)	03/20/2014	(649,203)
3-Month Aluminum	Short	(21)	03/11/2014	71,831
3-Month Aluminum	Long	21	03/11/2014	(69,556)
3-Month Canadian Bankers’ Acceptance	Long	134	06/16/2014	(3,065)
3-Month Canadian Bankers’ Acceptance	Long	273	09/15/2014	13,480
3-Month Copper	Short	(2)	02/13/2014	(2,344)
3-Month Copper	Long	2	02/13/2014	2,668
3-Month Copper	Short	(21)	02/14/2014	(66,446)
3-Month Copper	Long	21	02/14/2014	69,292
3-Month Copper	Short	(13)	02/19/2014	(54,212)
3-Month Copper	Long	13	02/19/2014	46,800
3-Month Copper	Short	(1)	02/20/2014	(2,605)
3-Month Copper	Long	1	02/20/2014	3,225
3-Month Copper	Short	(4)	02/21/2014	(5,016)
3-Month Copper	Long	4	02/21/2014	3,250

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FUTURES CONTRACTS: (E) (continued)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
3-Month Copper	Short	(5)	03/04/2014	$(14,214)
3-Month Copper	Long	5	03/04/2014	7,156
3-Month Copper	Short	(16)	03/13/2014	54,560
3-Month Copper	Long	16	03/13/2014	(51,867)
3-Month Copper	Short	(15)	03/17/2014	68,850
3-Month Copper	Long	15	03/17/2014	(72,081)
3-Month Copper	Short	(3)	04/07/2014	16,563
3-Month Copper	Long	3	04/07/2014	(17,125)
3-Month Copper	Short	(1)	04/28/2014	2,550
3-Month Copper	Long	1	04/28/2014	(2,829)
3-Month Copper	Short	(3)	04/29/2014	7,701
3-Month Copper	Long	3	04/29/2014	(8,134)
3-Month Copper	Short	(14)	04/30/2014	10,711
3-Month Copper	Long	14	04/30/2014	(6,562)
3-Month EURIBOR	Short	(16)	06/16/2014	(3,220)
3-Month EURIBOR	Long	152	09/15/2014	35,969
3-Month EURIBOR	Long	256	12/15/2014	70,304
3-Month EURIBOR	Long	394	03/16/2015	123,854
3-Month EURIBOR	Long	441	06/15/2015	172,829
3-Month EURIBOR	Long	444	09/14/2015	211,717
3-Month EURIBOR	Long	450	12/14/2015	233,808
3-Month Euroswiss	Short	(101)	06/16/2014	(17,089)
3-Month Euroswiss	Long	29	09/15/2014	364
3-Month Nickel	Short	(3)	02/20/2014	(5,034)
3-Month Nickel	Long	3	02/20/2014	6,078
3-Month Nickel	Short	(5)	02/21/2014	(12,590)
3-Month Nickel	Long	5	02/21/2014	12,491
3-Month Nickel	Short	(5)	03/04/2014	(13,937)
3-Month Nickel	Long	5	03/04/2014	9,175
3-Month Nickel	Short	(4)	03/05/2014	(2,123)
3-Month Nickel	Long	4	03/05/2014	2,916
3-Month Nickel	Short	(1)	03/06/2014	(800)
3-Month Nickel	Long	1	03/06/2014	643
3-Month Nickel	Short	(3)	03/13/2014	685
3-Month Nickel	Long	3	03/13/2014	(696)
3-Month Nickel	Short	(7)	03/17/2014	5,493
3-Month Nickel	Long	7	03/17/2014	(6,254)
3-Month Nickel	Short	(3)	03/20/2014	5,646
3-Month Nickel	Long	3	03/20/2014	(6,073)
3-Month Nickel	Short	(3)	03/24/2014	9,323
3-Month Nickel	Long	3	03/24/2014	(9,222)
3-Month Nickel	Short	(1)	04/24/2014	3,318
3-Month Nickel	Long	1	04/24/2014	(4,078)
3-Month Nickel	Short	(4)	04/28/2014	8,664
3-Month Nickel	Long	4	04/28/2014	(8,823)
3-Month Sterling	Short	(157)	06/18/2014	(23,107)
3-Month Sterling	Short	(172)	09/17/2014	(36,487)
3-Month Sterling	Short	(292)	12/17/2014	(76,090)
3-Month Sterling	Short	(411)	03/18/2015	(105,572)
3-Month Sterling	Short	(505)	06/17/2015	(94,822)
3-Month Sterling	Short	(551)	09/16/2015	(88,143)
3-Month Sterling	Short	(562)	12/16/2015	(87,141)
3-Month Zinc	Short	(7)	02/13/2014	(14,695)
3-Month Zinc	Long	7	02/13/2014	14,350
3-Month Zinc	Short	(15)	02/14/2014	(28,904)
3-Month Zinc	Long	15	02/14/2014	29,663
3-Month Zinc	Short	(9)	02/19/2014	(17,220)
3-Month Zinc	Long	9	02/19/2014	16,256
3-Month Zinc	Short	(10)	02/20/2014	(17,468)
3-Month Zinc	Long	10	02/20/2014	18,813
3-Month Zinc	Short	(22)	02/21/2014	(38,363)
3-Month Zinc	Long	22	02/21/2014	39,725
3-Month Zinc	Short	(14)	03/04/2014	(29,508)
3-Month Zinc	Long	14	03/04/2014	24,413
3-Month Zinc	Short	(12)	03/11/2014	(2,589)
3-Month Zinc	Long	12	03/11/2014	4,480
3-Month Zinc	Short	(11)	03/12/2014	(1,856)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FUTURES CONTRACTS: (E) (continued)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
3-Month Zinc	Long	11	03/12/2014	$(13)
3-Month Zinc	Short	(8)	03/13/2014	(176)
3-Month Zinc	Long	8	03/13/2014	750
3-Month Zinc	Short	(16)	03/17/2014	9,308
3-Month Zinc	Long	16	03/17/2014	(9,125)
3-Month Zinc	Short	(8)	03/20/2014	7,800
3-Month Zinc	Long	8	03/20/2014	(9,684)
3-Month Zinc	Short	(7)	03/24/2014	13,456
3-Month Zinc	Long	7	03/24/2014	(14,445)
3-Month Zinc	Short	(21)	04/07/2014	28,919
3-Month Zinc	Long	21	04/07/2014	(28,516)
3-Month Zinc	Short	(8)	04/08/2014	14,108
3-Month Zinc	Long	8	04/08/2014	(16,092)
3-Month Zinc	Short	(1)	04/09/2014	1,108
3-Month Zinc	Long	1	04/09/2014	(1,312)
3-Year Australian Treasury Bond	Long	914	03/17/2014	122,658
30-Year U.S. Treasury Bond	Short	(170)	03/20/2014	(621,818)
5-Year U.S. Treasury Note	Short	(219)	03/31/2014	(226,438)
90-Day Eurodollar	Long	78	06/16/2014	594
90-Day Eurodollar	Long	52	09/15/2014	936
90-Day Eurodollar	Long	98	12/15/2014	4,081
90-Day Eurodollar	Long	34	03/16/2015	369
90-Day Eurodollar	Long	1	06/15/2015	(12)
90-Day Eurodollar	Short	(31)	09/14/2015	(13,262)
90-Day Eurodollar	Short	(67)	12/14/2015	(32,317)
Aluminum	Short	(21)	03/19/2014	38,981
Aluminum	Long	21	03/19/2014	(71,741)
Amsterdam Exchanges Index	Long	66	02/21/2014	(317,558)
Brent Crude Oil	Short	(48)	03/14/2014	65,829
CAC 40 Index	Long	43	02/21/2014	(88,497)
Cocoa	Long	70	03/14/2014	87,208
Coffee “C”	Short	(12)	03/19/2014	(82,839)
Copper	Short	(95)	03/19/2014	(129,600)
Copper	Long	37	03/19/2014	(157,209)
Copper	Short	(76)	03/27/2014	170,540
Corn	Short	(778)	03/14/2014	166,312
Cotton No. 2	Long	27	03/07/2014	(18,346)
DAX Index	Long	50	03/21/2014	151,086
DJIA Mini Index	Long	177	03/21/2014	(118,964)
EURO STOXX 50 Index	Long	146	03/21/2014	(72,112)
FTSE 100 Index	Long	11	03/21/2014	(47,481)
FTSE JSE Top 40 Index	Long	229	03/20/2014	(127,680)
FTSE MIB Index	Long	51	03/21/2014	280,018
Gas Oil	Short	(82)	03/12/2014	32,412
German Euro BOBL	Long	385	03/06/2014	490,342
German Euro Bund	Long	247	03/06/2014	533,948
H-Shares Index	Short	(77)	02/27/2014	8,646
Hang Seng Index	Short	(62)	02/27/2014	14,410
IBEX 35 Index	Long	43	02/21/2014	(204,774)
KC HRW Wheat	Short	(2)	03/14/2014	7,653
KOSPI 200 Index	Short	(71)	03/13/2014	33,292
Lean Hogs	Short	(51)	04/14/2014	(83,321)
MSCI Taiwan Index	Long	74	02/26/2014	(49,663)
NASDAQ 100 E-Mini Index	Long	246	03/21/2014	203,677
Natural Gas	Long	159	02/26/2014	956,758
New York Harbor ULSD	Short	(10)	02/28/2014	(34,553)
Nickel	Short	(49)	03/19/2014	(127,200)
Nickel	Long	29	03/19/2014	(42,902)
RBOB Gasoline	Short	(14)	02/28/2014	10,794
Russell 2000 Mini Index	Long	82	03/21/2014	113,037
S&P 500 E-Mini Index	Long	131	03/21/2014	(7,444)
S&P Midcap 400 E-Mini Index	Long	78	03/21/2014	162,253
S&P TSX 60 Index	Long	180	03/20/2014	773,340
SGX CNX Nifty Index	Long	51	02/27/2014	(8,415)
SGX MSCI Singapore Index	Short	(8)	02/27/2014	(1,539)
Soybean Meal	Long	89	03/14/2014	61,551
Soybean Oil	Short	(251)	03/14/2014	462,965

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FUTURES CONTRACTS: (E) (continued)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
Sugar #11	Short	(1,298)	02/28/2014	$1,938,011
TOPIX Index	Long	85	03/13/2014	(357,554)
U.K. Long Gilt Bond	Short	(194)	03/27/2014	(635,581)
Wheat	Short	(178)	03/14/2014	794,172
Wheat	Short	(98)	05/14/2014	(4,520)
Zinc	Short	(109)	03/19/2014	(225,602)
Zinc	Long	109	03/19/2014	(89,391)

				$3,040,681

FORWARD FOREIGN CURRENCY CONTRACTS: (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	CSFB	(1,933,500)	03/19/2014	$(1,715,993)	$29,298
AUD	CSFB	(3,311,500)	03/19/2014	(2,942,231)	53,434
AUD	CSFB	(3,327,500)	03/19/2014	(2,952,192)	49,437
AUD	CSFB	(1,377,000)	03/19/2014	(1,219,924)	18,694
AUD	CSFB	(1,108,500)	03/19/2014	(976,245)	9,241
AUD	CSFB	(100,000)	03/19/2014	(88,176)	940
AUD	CSFB	(50,000)	03/19/2014	(44,422)	804
AUD	CSFB	(864,000)	03/19/2014	(766,844)	13,131
AUD	CSFB	(2,562,500)	03/19/2014	(2,265,632)	30,227
AUD	CSFB	(1,034,000)	03/19/2014	(916,116)	14,103
AUD	CSFB	(467,500)	03/19/2014	(409,337)	1,512
AUD	CSFB	(870,500)	03/19/2014	(763,755)	4,372
AUD	CSFB	(6,738,500)	03/19/2014	(5,900,822)	22,471
AUD	CSFB	(2,613,500)	03/19/2014	(2,262,728)	(17,166)
AUD	CSFB	(4,862,000)	03/19/2014	(4,224,235)	(17,145)
AUD	CSFB	3,787,000	03/19/2014	3,388,983	(85,382)
AUD	CSFB	(5,094,000)	03/19/2014	(4,467,850)	24,084
AUD	CSFB	858,500	03/19/2014	764,979	(16,064)
AUD	CSFB	35,000	03/19/2014	31,106	(573)
AUD	CSFB	(400,500)	03/19/2014	(350,492)	1,114
AUD	CSFB	6,284,000	03/19/2014	5,642,023	(160,157)
AUD	CSFB	150,000	03/19/2014	133,132	(2,279)
AUD	CSFB	192,500	03/19/2014	168,179	(251)
AUD	CSFB	(8,270,500)	03/19/2014	(7,490,135)	275,339
AUD	CSFB	(21,748,500)	03/19/2014	(19,651,588)	679,219
AUD	CSFB	(6,087,000)	03/19/2014	(5,513,523)	203,511
AUD	CSFB	(3,121,000)	03/19/2014	(2,720,242)	(2,371)
AUD	RBS	(1,933,500)	03/19/2014	(1,715,963)	29,268
AUD	RBS	(3,311,500)	03/19/2014	(2,942,140)	53,343
AUD	RBS	(3,327,500)	03/19/2014	(2,952,128)	49,373
AUD	RBS	(1,377,000)	03/19/2014	(1,219,885)	18,655
AUD	RBS	(1,108,500)	03/19/2014	(976,230)	9,227
AUD	RBS	(100,000)	03/19/2014	(88,176)	940
AUD	RBS	(50,000)	03/19/2014	(44,420)	802
AUD	RBS	(864,000)	03/19/2014	(766,815)	13,102
AUD	RBS	(2,562,500)	03/19/2014	(2,265,552)	30,147
AUD	RBS	(1,034,000)	03/19/2014	(916,108)	14,095
AUD	RBS	(467,500)	03/19/2014	(409,321)	1,496
AUD	RBS	(870,500)	03/19/2014	(763,723)	4,340
AUD	RBS	(6,738,500)	03/19/2014	(5,901,096)	22,746
AUD	RBS	(2,613,500)	03/19/2014	(2,262,647)	(17,248)
AUD	RBS	3,787,000	03/19/2014	3,389,000	(85,399)
AUD	RBS	(4,862,000)	03/19/2014	(4,224,691)	(16,689)
AUD	RBS	(5,094,000)	03/19/2014	(4,467,467)	23,701
AUD	RBS	858,500	03/19/2014	764,994	(16,079)
AUD	RBS	35,000	03/19/2014	31,107	(575)
AUD	RBS	(400,500)	03/19/2014	(350,493)	1,115
AUD	RBS	6,284,000	03/19/2014	5,642,396	(160,530)
AUD	RBS	150,000	03/19/2014	133,134	(2,281)
AUD	RBS	192,500	03/19/2014	168,187	(259)
AUD	RBS	(8,270,500)	03/19/2014	(7,490,007)	275,211

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	RBS	(21,748,500)	03/19/2014	$(19,651,510)	$679,141
AUD	RBS	(6,087,000)	03/19/2014	(5,513,399)	203,386
AUD	RBS	(3,121,000)	03/19/2014	(2,720,216)	(2,397)
BRL	CSFB	(2,050,000)	03/19/2014	(859,782)	21,173
BRL	CSFB	(1,650,000)	03/19/2014	(696,613)	21,636
BRL	CSFB	(700,000)	03/19/2014	(294,739)	8,384
BRL	CSFB	(450,000)	03/19/2014	(189,138)	5,053
BRL	CSFB	(1,100,000)	03/19/2014	(457,425)	7,440
BRL	CSFB	(1,600,000)	03/19/2014	(659,069)	4,545
BRL	CSFB	(800,000)	03/19/2014	(330,632)	3,370
BRL	CSFB	(500,000)	03/19/2014	(206,775)	2,237
BRL	CSFB	(50,000)	03/19/2014	(20,555)	101
BRL	CSFB	(200,000)	03/19/2014	(83,191)	1,375
BRL	CSFB	(50,000)	03/19/2014	(20,379)	(75)
BRL	CSFB	(150,000)	03/19/2014	(60,723)	(638)
BRL	CSFB	150,000	03/19/2014	62,521	(1,159)
BRL	CSFB	(250,000)	03/19/2014	(101,708)	(561)
BRL	CSFB	(600,000)	03/19/2014	(248,175)	2,728
BRL	CSFB	(245,000)	03/19/2014	(101,294)	1,070
BRL	CSFB	(1,650,000)	03/19/2014	(678,540)	3,562
BRL	CSFB	(500,000)	03/19/2014	(208,354)	3,815
BRL	CSFB	250,000	03/19/2014	104,691	(2,421)
BRL	RBS	(2,050,000)	03/19/2014	(859,769)	21,160
BRL	RBS	(1,650,000)	03/19/2014	(696,602)	21,624
BRL	RBS	(700,000)	03/19/2014	(294,731)	8,377
BRL	RBS	(450,000)	03/19/2014	(189,135)	5,051
BRL	RBS	(1,100,000)	03/19/2014	(457,417)	7,432
BRL	RBS	(1,600,000)	03/19/2014	(659,063)	4,539
BRL	RBS	(800,000)	03/19/2014	(330,628)	3,366
BRL	RBS	(500,000)	03/19/2014	(206,771)	2,232
BRL	RBS	(50,000)	03/19/2014	(20,555)	101
BRL	RBS	(200,000)	03/19/2014	(83,190)	1,374
BRL	RBS	(50,000)	03/19/2014	(20,379)	(75)
BRL	RBS	(150,000)	03/19/2014	(60,723)	(639)
BRL	RBS	150,000	03/19/2014	62,522	(1,160)
BRL	RBS	100,000	03/19/2014	40,917	(9)
BRL	RBS	(600,000)	03/19/2014	(248,171)	2,725
BRL	RBS	(245,000)	03/19/2014	(101,294)	1,070
BRL	RBS	(1,650,000)	03/19/2014	(678,535)	3,558
BRL	RBS	(500,000)	03/19/2014	(208,351)	3,812
BRL	RBS	250,000	03/19/2014	104,692	(2,423)
BRL	RBS	(250,000)	03/19/2014	(101,707)	(563)
CAD	CSFB	(692,500)	03/19/2014	(648,790)	27,714
CAD	CSFB	(2,323,000)	03/19/2014	(2,190,056)	106,647
CAD	CSFB	(1,440,500)	03/19/2014	(1,341,266)	49,337
CAD	CSFB	(805,000)	03/19/2014	(742,743)	20,769
CAD	CSFB	(4,177,000)	03/19/2014	(3,844,957)	98,766
CAD	CSFB	(4,019,000)	03/19/2014	(3,694,244)	89,758
CAD	CSFB	(4,026,500)	03/19/2014	(3,683,495)	72,282
CAD	CSFB	(3,942,500)	03/19/2014	(3,612,269)	76,392
CAD	CSFB	(2,371,500)	03/19/2014	(2,157,956)	31,049
CAD	CSFB	(803,000)	03/19/2014	(732,322)	12,142
CAD	CSFB	(4,878,000)	03/19/2014	(4,370,067)	(4,824)
CAD	CSFB	17,298,500	03/19/2014	16,260,403	(746,044)
CAD	CSFB	(1,409,000)	03/19/2014	(1,272,366)	8,688
CAD	CSFB	(3,799,000)	03/19/2014	(3,415,470)	8,293
CAD	CSFB	1,919,000	03/19/2014	1,802,719	(81,642)
CAD	CSFB	(2,180,500)	03/19/2014	(1,951,594)	(4,012)
CAD	CSFB	(270,000)	03/19/2014	(241,106)	(1,047)
CAD	CSFB	(8,041,500)	03/19/2014	(7,530,543)	318,431
CAD	CSFB	(3,910,123)	03/19/2014	(3,660,824)	153,985
CAD	CSFB	(2,807,941)	03/19/2014	(2,619,886)	101,551
CAD	CSFB	(2,293,000)	03/19/2014	(2,143,337)	86,833
CAD	CSFB	(2,807,941)	03/19/2014	(2,625,730)	107,396
CAD	CSFB	(8,534,496)	03/19/2014	(8,007,988)	353,727
CAD	CSFB	(7,588,500)	03/19/2014	(7,141,145)	335,311
CAD	CSFB	(2,745,500)	03/19/2014	(2,452,190)	(10,144)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
CAD	RBS	(692,500)	03/19/2014	$(648,780)	$27,704
CAD	RBS	(2,323,000)	03/19/2014	(2,190,091)	106,682
CAD	RBS	(1,440,500)	03/19/2014	(1,341,236)	49,307
CAD	RBS	(805,000)	03/19/2014	(742,744)	20,770
CAD	RBS	(4,177,000)	03/19/2014	(3,844,852)	98,662
CAD	RBS	(4,019,000)	03/19/2014	(3,694,144)	89,657
CAD	RBS	(4,026,500)	03/19/2014	(3,683,446)	72,233
CAD	RBS	(3,942,500)	03/19/2014	(3,612,105)	76,228
CAD	RBS	(2,371,500)	03/19/2014	(2,157,894)	30,987
CAD	RBS	(803,000)	03/19/2014	(732,304)	12,124
CAD	RBS	(4,878,000)	03/19/2014	(4,369,837)	(5,054)
CAD	RBS	17,298,500	03/19/2014	16,260,607	(746,248)
CAD	RBS	(1,409,000)	03/19/2014	(1,272,327)	8,649
CAD	RBS	(3,799,000)	03/19/2014	(3,415,312)	8,135
CAD	RBS	1,919,000	03/19/2014	1,802,711	(81,634)
CAD	RBS	(270,000)	03/19/2014	(241,104)	(1,049)
CAD	RBS	(8,041,500)	03/19/2014	(7,530,434)	318,322
CAD	RBS	(3,910,123)	03/19/2014	(3,660,838)	153,999
CAD	RBS	(2,293,000)	03/19/2014	(2,143,244)	86,740
CAD	RBS	(2,807,941)	03/19/2014	(2,619,886)	101,551
CAD	RBS	(2,807,941)	03/19/2014	(2,625,741)	107,407
CAD	RBS	(8,534,496)	03/19/2014	(8,007,999)	353,738
CAD	RBS	(7,588,500)	03/19/2014	(7,141,068)	335,235
CAD	RBS	(2,180,500)	03/19/2014	(1,951,588)	(4,019)
CAD	RBS	(2,745,500)	03/19/2014	(2,452,175)	(10,158)
CHF	CSFB	385,000	03/19/2014	429,828	(5,020)
CHF	CSFB	(174,500)	03/19/2014	(193,336)	793
CHF	RBS	(52,000)	03/19/2014	(58,532)	1,156
CHF	RBS	(35,000)	03/19/2014	(39,345)	726
CHF	RBS	(90,000)	03/19/2014	(101,505)	2,199
CHF	RBS	(465,000)	03/19/2014	(522,076)	8,996
CHF	RBS	345,000	03/19/2014	378,803	1,869
CHF	RBS	16,000	03/19/2014	17,831	(177)
CHF	RBS	16,000	03/19/2014	17,877	(223)
CHF	RBS	(71,000)	03/19/2014	(79,136)	795
CHF	RBS	(106,000)	03/19/2014	(116,749)	(211)
CHF	RBS	601,000	03/19/2014	664,323	(1,181)
CHF	RBS	385,000	03/19/2014	429,844	(5,036)
CHF	RBS	(174,500)	03/19/2014	(193,336)	793
CHF	RBS	(136,000)	03/19/2014	(152,947)	2,885
CHF	RBS	(31,000)	03/19/2014	(34,959)	753
CHF	RBS	(18,000)	03/19/2014	(20,327)	466
CHF	RBS	(104,000)	03/19/2014	(116,346)	1,593
CHF	RBS	(57,000)	03/19/2014	(63,107)	213
CLP	CSFB	(45,000,000)	03/19/2014	(84,025)	3,471
CLP	CSFB	(15,000,000)	03/19/2014	(28,174)	1,323
CLP	CSFB	(265,000,000)	03/19/2014	(491,585)	17,213
CLP	CSFB	(305,000,000)	03/19/2014	(564,602)	18,626
CLP	CSFB	(155,000,000)	03/19/2014	(287,096)	9,633
CLP	CSFB	(310,000,000)	03/19/2014	(575,096)	20,170
CLP	CSFB	(20,000,000)	03/19/2014	(37,073)	1,271
CLP	RBS	(45,000,000)	03/19/2014	(84,024)	3,471
CLP	RBS	(15,000,000)	03/19/2014	(28,174)	1,323
CLP	RBS	(265,000,000)	03/19/2014	(491,579)	17,206
CLP	RBS	(305,000,000)	03/19/2014	(564,606)	18,630
CLP	RBS	(155,000,000)	03/19/2014	(287,092)	9,629
CLP	RBS	(310,000,000)	03/19/2014	(575,089)	20,162
CLP	RBS	(20,000,000)	03/19/2014	(37,072)	1,270
COP	CSFB	(350,000,000)	03/19/2014	(178,388)	5,362
COP	CSFB	(400,000,000)	03/19/2014	(204,445)	6,701
COP	CSFB	(300,000,000)	03/19/2014	(153,885)	5,577
COP	CSFB	(1,000,000,000)	03/19/2014	(498,471)	4,111
COP	CSFB	(820,000,000)	03/19/2014	(419,156)	13,781
COP	RBS	(100,000,000)	03/19/2014	(51,282)	1,846
COP	RBS	(500,000,000)	03/19/2014	(256,016)	8,836
COP	RBS	(350,000,000)	03/19/2014	(178,386)	5,360
COP	RBS	(400,000,000)	03/19/2014	(204,443)	6,699

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
COP	RBS	(300,000,000)	03/19/2014	$(153,883)	$5,574
COP	RBS	(1,000,000,000)	03/19/2014	(498,464)	4,104
COP	RBS	(100,000,000)	03/19/2014	(49,358)	(78)
COP	RBS	(820,000,000)	03/19/2014	(419,159)	13,783
CZK	CSFB	(2,000,000)	03/19/2014	(99,735)	1,738
CZK	CSFB	(4,000,000)	03/19/2014	(200,019)	4,024
CZK	CSFB	4,000,000	03/19/2014	198,406	(2,411)
CZK	CSFB	(500,000)	03/19/2014	(24,813)	314
CZK	CSFB	3,500,000	03/19/2014	173,123	(1,628)
CZK	CSFB	(11,500,000)	03/19/2014	(564,902)	1,417
CZK	CSFB	1,000,000	03/19/2014	49,518	(519)
CZK	CSFB	(75,550,000)	03/19/2014	(3,772,008)	70,157
CZK	CSFB	3,500,000	03/19/2014	174,004	(2,509)
CZK	CSFB	500,000	03/19/2014	24,962	(462)
CZK	CSFB	(11,000,000)	03/19/2014	(540,762)	1,776
CZK	RBS	(2,000,000)	03/19/2014	(99,748)	1,751
CZK	RBS	(4,000,000)	03/19/2014	(200,016)	4,021
CZK	RBS	4,000,000	03/19/2014	198,399	(2,404)
CZK	RBS	(500,000)	03/19/2014	(24,812)	313
CZK	RBS	3,500,000	03/19/2014	173,122	(1,627)
CZK	RBS	(11,500,000)	03/19/2014	(564,938)	1,453
CZK	RBS	1,000,000	03/19/2014	49,515	(517)
CZK	RBS	(75,550,000)	03/19/2014	(3,772,031)	70,180
CZK	RBS	3,500,000	03/19/2014	173,988	(2,492)
CZK	RBS	500,000	03/19/2014	24,960	(461)
CZK	RBS	(11,000,000)	03/19/2014	(540,829)	1,844
EUR	CSFB	(284,000)	03/19/2014	(391,230)	8,193
EUR	CSFB	(488,000)	03/19/2014	(671,815)	13,639
EUR	CSFB	(904,500)	03/19/2014	(1,237,656)	17,736
EUR	CSFB	(19,291,500)	03/19/2014	(26,278,488)	259,614
EUR	CSFB	21,762,500	03/19/2014	29,564,643	(213,077)
EUR	CSFB	(14,169,000)	03/19/2014	(19,298,889)	188,844
EUR	CSFB	8,998,857	03/19/2014	12,223,286	(86,328)
EUR	CSFB	(4,727,000)	03/19/2014	(6,441,892)	66,482
EUR	CSFB	965,000	03/19/2014	1,310,866	(9,349)
EUR	CSFB	17,876,107	03/19/2014	24,364,687	(254,785)
EUR	CSFB	(891,000)	03/19/2014	(1,210,325)	8,613
EUR	CSFB	(1,416,500)	03/19/2014	(1,927,094)	16,629
EUR	CSFB	(1,626,000)	03/19/2014	(2,212,595)	19,573
EUR	CSFB	(2,444,500)	03/19/2014	(3,340,706)	43,755
EUR	CSFB	(2,941,000)	03/19/2014	(4,022,432)	55,840
EUR	CSFB	(2,490,500)	03/19/2014	(3,392,157)	33,164
EUR	CSFB	(3,256,000)	03/19/2014	(4,432,764)	41,325
EUR	CSFB	(443,000)	03/19/2014	(602,512)	5,028
EUR	CSFB	(505,000)	03/19/2014	(686,777)	5,673
EUR	CSFB	(1,722,000)	03/19/2014	(2,355,557)	33,057
EUR	CSFB	55,432,222	03/19/2014	76,195,551	(1,432,884)
EUR	CSFB	14,255,000	03/19/2014	19,636,591	(410,556)
EUR	CSFB	1,566,000	03/19/2014	2,159,826	(47,728)
EUR	CSFB	5,438,000	03/19/2014	7,468,440	(134,089)
EUR	CSFB	21,000	03/19/2014	28,870	(547)
EUR	CSFB	669,500	03/19/2014	915,660	(12,690)
EUR	CSFB	609,500	03/19/2014	830,922	(8,876)
EUR	CSFB	4,193,000	03/19/2014	5,742,615	(87,423)
EUR	CSFB	4,991,500	03/19/2014	6,813,923	(81,776)
EUR	CSFB	1,876,500	03/19/2014	2,565,856	(34,979)
EUR	CSFB	3,701,000	03/19/2014	5,036,264	(44,643)
EUR	CSFB	969,500	03/19/2014	1,313,840	(6,254)
EUR	RBS	(284,000)	03/19/2014	(391,222)	8,185
EUR	RBS	(488,000)	03/19/2014	(671,777)	13,600
EUR	RBS	(904,500)	03/19/2014	(1,237,632)	17,713
EUR	RBS	(19,291,500)	03/19/2014	(26,278,620)	259,746
EUR	RBS	(71,000)	03/19/2014	(96,793)	1,034
EUR	RBS	21,762,500	03/19/2014	29,565,277	(213,711)
EUR	RBS	(14,169,000)	03/19/2014	(19,298,929)	188,885
EUR	RBS	8,998,856	03/19/2014	12,223,236	(86,279)
EUR	RBS	(4,727,000)	03/19/2014	(6,441,863)	66,453

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	RBS	965,000	03/19/2014	$1,310,893	$(9,376)
EUR	RBS	17,876,106	03/19/2014	24,364,686	(254,785)
EUR	RBS	(891,000)	03/19/2014	(1,210,322)	8,610
EUR	RBS	(1,416,500)	03/19/2014	(1,927,080)	16,615
EUR	RBS	(1,626,000)	03/19/2014	(2,212,567)	19,545
EUR	RBS	(2,444,500)	03/19/2014	(3,340,667)	43,715
EUR	RBS	(2,941,000)	03/19/2014	(4,022,434)	55,842
EUR	RBS	(2,490,500)	03/19/2014	(3,392,087)	33,094
EUR	RBS	(3,256,000)	03/19/2014	(4,432,666)	41,226
EUR	RBS	(443,000)	03/19/2014	(602,497)	5,014
EUR	RBS	(505,000)	03/19/2014	(686,760)	5,655
EUR	RBS	(1,722,000)	03/19/2014	(2,355,515)	33,015
EUR	RBS	55,432,221	03/19/2014	76,195,343	(1,432,677)
EUR	RBS	14,255,000	03/19/2014	19,636,637	(410,602)
EUR	RBS	1,566,000	03/19/2014	2,159,872	(47,773)
EUR	RBS	5,438,000	03/19/2014	7,468,615	(134,264)
EUR	RBS	21,000	03/19/2014	28,871	(548)
EUR	RBS	669,500	03/19/2014	915,662	(12,692)
EUR	RBS	609,500	03/19/2014	830,942	(8,896)
EUR	RBS	(10,000)	03/19/2014	(13,666)	179
EUR	RBS	(42,000)	03/19/2014	(57,393)	746
EUR	RBS	4,193,000	03/19/2014	5,742,637	(87,445)
EUR	RBS	4,991,500	03/19/2014	6,814,073	(81,927)
EUR	RBS	1,876,500	03/19/2014	2,565,872	(34,995)
EUR	RBS	3,701,000	03/19/2014	5,036,601	(44,980)
EUR	RBS	969,500	03/19/2014	1,313,859	(6,273)
EUR	RBS	(72,000)	03/19/2014	(97,831)	723
EUR	RBS	(89,000)	03/19/2014	(122,253)	2,216
EUR	RBS	(49,000)	03/19/2014	(67,418)	1,331
GBP	CSFB	(104,000)	03/19/2014	(169,753)	(1,151)
GBP	CSFB	(622,000)	03/19/2014	(1,012,417)	(9,723)
GBP	CSFB	(974,000)	03/19/2014	(1,587,723)	(12,863)
GBP	CSFB	3,052,500	03/19/2014	5,001,904	14,304
GBP	CSFB	3,062,200	03/19/2014	5,017,747	14,402
GBP	CSFB	3,062,200	03/19/2014	5,004,538	27,611
GBP	CSFB	259,500	03/19/2014	424,583	1,856
GBP	CSFB	2,459,800	03/19/2014	4,016,623	25,595
GBP	CSFB	(379,000)	03/19/2014	(621,204)	(1,611)
GBP	CSFB	(315,000)	03/19/2014	(516,001)	(1,643)
GBP	CSFB	(320,000)	03/19/2014	(522,369)	(3,491)
GBP	CSFB	(315,000)	03/19/2014	(513,969)	(3,674)
GBP	CSFB	8,005,300	03/19/2014	13,117,853	37,350
GBP	CSFB	1,301,500	03/19/2014	2,125,662	13,108
GBP	CSFB	796,500	03/19/2014	1,302,004	6,894
GBP	CSFB	(118,500)	03/19/2014	(195,687)	955
GBP	CSFB	5,662,500	03/19/2014	9,314,331	(9,079)
GBP	CSFB	3,237,000	03/19/2014	5,293,214	26,186
GBP	CSFB	2,379,500	03/19/2014	3,898,353	11,907
GBP	CSFB	668,000	03/19/2014	1,096,175	1,558
GBP	CSFB	1,298,500	03/19/2014	2,134,886	(1,046)
GBP	CSFB	7,901,000	03/19/2014	13,116,127	(132,322)
GBP	CSFB	45,000	03/19/2014	74,929	(980)
GBP	CSFB	281,000	03/19/2014	466,432	(4,661)
GBP	CSFB	90,500	03/19/2014	150,098	(1,379)
GBP	CSFB	168,500	03/19/2014	278,211	(1,313)
GBP	CSFB	283,000	03/19/2014	465,898	(841)
GBP	CSFB	(3,563,500)	03/19/2014	(5,841,846)	(14,095)
GBP	CSFB	(1,079,000)	03/19/2014	(1,768,926)	(4,207)
GBP	CSFB	3,362,000	03/19/2014	5,531,323	(6,510)
GBP	CSFB	2,259,000	03/19/2014	3,710,832	1,409
GBP	RBS	(104,000)	03/19/2014	(169,750)	(1,154)
GBP	RBS	(622,000)	03/19/2014	(1,012,397)	(9,743)
GBP	RBS	(974,000)	03/19/2014	(1,587,687)	(12,898)
GBP	RBS	3,052,500	03/19/2014	5,002,041	14,167
GBP	RBS	3,062,200	03/19/2014	5,017,727	14,422
GBP	RBS	3,062,200	03/19/2014	5,004,538	27,611
GBP	RBS	259,500	03/19/2014	424,595	1,845

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
GBP	RBS	2,459,800	03/19/2014	$4,016,607	$25,611
GBP	RBS	(379,000)	03/19/2014	(621,187)	(1,628)
GBP	RBS	(315,000)	03/19/2014	(515,988)	(1,655)
GBP	RBS	(320,000)	03/19/2014	(522,359)	(3,501)
GBP	RBS	(315,000)	03/19/2014	(513,958)	(3,685)
GBP	RBS	8,005,299	03/19/2014	13,117,815	37,387
GBP	RBS	1,301,500	03/19/2014	2,125,702	13,068
GBP	RBS	796,500	03/19/2014	1,302,020	6,878
GBP	RBS	5,662,500	03/19/2014	9,314,387	(9,135)
GBP	RBS	(118,500)	03/19/2014	(195,686)	954
GBP	RBS	3,237,000	03/19/2014	5,293,281	26,119
GBP	RBS	2,379,500	03/19/2014	3,898,365	11,896
GBP	RBS	668,000	03/19/2014	1,096,179	1,553
GBP	RBS	1,298,500	03/19/2014	2,134,917	(1,077)
GBP	RBS	7,901,000	03/19/2014	13,116,214	(132,408)
GBP	RBS	45,000	03/19/2014	74,930	(981)
GBP	RBS	281,000	03/19/2014	466,431	(4,660)
GBP	RBS	90,500	03/19/2014	150,100	(1,381)
GBP	RBS	168,500	03/19/2014	278,215	(1,317)
GBP	RBS	283,000	03/19/2014	465,904	(847)
GBP	RBS	(3,563,500)	03/19/2014	(5,841,793)	(14,148)
GBP	RBS	(1,079,000)	03/19/2014	(1,768,880)	(4,253)
GBP	RBS	3,362,000	03/19/2014	5,531,417	(6,603)
GBP	RBS	2,259,000	03/19/2014	3,710,897	1,344
HKD	CSFB	(66,500)	03/19/2014	(8,579)	13
HKD	RBS	69,000	03/19/2014	8,904	(15)
HKD	RBS	70,000	03/19/2014	9,033	(16)
HKD	RBS	2,556,000	03/19/2014	329,769	(513)
HKD	RBS	(1,543,000)	03/19/2014	(199,029)	265
HKD	RBS	(248,000)	03/19/2014	(31,987)	41
HKD	RBS	(28,000)	03/19/2014	(3,611)	4
HKD	RBS	(19,000)	03/19/2014	(2,451)	3
HKD	RBS	(66,500)	03/19/2014	(8,579)	13
HUF	CSFB	(125,000,000)	03/19/2014	(564,593)	26,485
HUF	CSFB	(20,000,000)	03/19/2014	(91,466)	5,369
HUF	CSFB	44,380,262	03/19/2014	197,933	(6,882)
HUF	CSFB	44,380,262	03/19/2014	199,409	(8,358)
HUF	CSFB	169,239,476	03/19/2014	767,557	(39,004)
HUF	CSFB	(15,000,000)	03/19/2014	(67,561)	2,988
HUF	CSFB	(235,000,000)	03/19/2014	(1,057,774)	46,131
HUF	CSFB	(325,000,000)	03/19/2014	(1,455,290)	56,209
HUF	CSFB	(150,000,000)	03/19/2014	(668,422)	22,692
HUF	CSFB	175,000,000	03/19/2014	797,941	(44,590)
HUF	CSFB	100,000,000	03/19/2014	454,662	(24,175)
HUF	CSFB	5,000,000	03/19/2014	22,870	(1,346)
HUF	CSFB	365,000,000	03/19/2014	1,652,221	(80,945)
HUF	CSFB	(15,000,000)	03/19/2014	(67,133)	2,560
HUF	CSFB	(10,000,000)	03/19/2014	(44,864)	1,816
HUF	CSFB	(15,000,000)	03/19/2014	(65,362)	789
HUF	CSFB	(5,000,000)	03/19/2014	(21,657)	133
HUF	CSFB	(100,000,000)	03/19/2014	(444,462)	13,976
HUF	CSFB	(60,000,000)	03/19/2014	(267,583)	9,291
HUF	CSFB	(30,000,000)	03/19/2014	(135,594)	6,448
HUF	CSFB	(75,000,000)	03/19/2014	(338,075)	15,210
HUF	RBS	(125,000,000)	03/19/2014	(564,700)	26,592
HUF	RBS	(20,000,000)	03/19/2014	(91,392)	5,295
HUF	RBS	44,380,262	03/19/2014	197,932	(6,881)
HUF	RBS	44,380,262	03/19/2014	199,408	(8,357)
HUF	RBS	169,239,476	03/19/2014	767,553	(38,999)
HUF	RBS	(15,000,000)	03/19/2014	(67,567)	2,995
HUF	RBS	(235,000,000)	03/19/2014	(1,057,973)	46,329
HUF	RBS	(325,000,000)	03/19/2014	(1,455,375)	56,293
HUF	RBS	(150,000,000)	03/19/2014	(668,328)	22,598
HUF	RBS	175,000,000	03/19/2014	797,723	(44,371)
HUF	RBS	100,000,000	03/19/2014	454,668	(24,181)
HUF	RBS	5,000,000	03/19/2014	22,867	(1,342)
HUF	RBS	365,000,000	03/19/2014	1,652,109	(80,833)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
HUF	RBS	(15,000,000)	03/19/2014	$(67,136)	$2,563
HUF	RBS	(10,000,000)	03/19/2014	(44,872)	1,824
HUF	RBS	(15,000,000)	03/19/2014	(65,359)	786
HUF	RBS	(5,000,000)	03/19/2014	(21,658)	133
HUF	RBS	(100,000,000)	03/19/2014	(444,630)	14,143
HUF	RBS	(60,000,000)	03/19/2014	(267,658)	9,366
HUF	RBS	(30,000,000)	03/19/2014	(135,599)	6,453
HUF	RBS	(75,000,000)	03/19/2014	(338,096)	15,231
IDR	CSFB	(1,500,000,000)	03/19/2014	(120,192)	(1,642)
IDR	CSFB	(500,000,000)	03/19/2014	(40,486)	(126)
IDR	CSFB	1,000,000,000	03/19/2014	83,334	(2,111)
IDR	CSFB	(30,900,000,000)	03/19/2014	(2,507,330)	(2,441)
IDR	RBS	(1,500,000,000)	03/19/2014	(120,192)	(1,642)
IDR	RBS	(500,000,000)	03/19/2014	(40,485)	(126)
IDR	RBS	(1,000,000,000)	03/19/2014	(80,678)	(545)
IDR	RBS	1,000,000,000	03/19/2014	83,335	(2,113)
IDR	RBS	(1,000,000,000)	03/19/2014	(81,004)	(218)
IDR	RBS	(30,900,000,000)	03/19/2014	(2,507,345)	(2,426)
ILS	CSFB	(350,000)	03/19/2014	(99,437)	(36)
ILS	CSFB	(1,550,000)	03/19/2014	(441,940)	1,417
ILS	CSFB	3,350,000	03/19/2014	949,771	2,327
ILS	CSFB	(1,250,000)	03/19/2014	(356,800)	1,539
ILS	CSFB	3,434,973	03/19/2014	972,907	3,341
ILS	CSFB	(2,450,000)	03/19/2014	(697,913)	1,602
ILS	CSFB	(900,000)	03/19/2014	(256,646)	859
ILS	CSFB	(100,000)	03/19/2014	(28,682)	261
ILS	CSFB	(700,000)	03/19/2014	(199,906)	960
ILS	CSFB	3,700,000	03/19/2014	1,055,964	(4,393)
ILS	CSFB	13,265,028	03/19/2014	3,786,442	(16,409)
ILS	CSFB	50,000	03/19/2014	14,258	(48)
ILS	CSFB	(450,000)	03/19/2014	(128,465)	572
ILS	CSFB	(700,000)	03/19/2014	(199,871)	925
ILS	CSFB	300,000	03/19/2014	85,843	(580)
ILS	RBS	(350,000)	03/19/2014	(99,448)	(24)
ILS	RBS	(1,550,000)	03/19/2014	(441,983)	1,460
ILS	RBS	3,350,000	03/19/2014	949,685	2,413
ILS	RBS	(1,250,000)	03/19/2014	(356,819)	1,559
ILS	RBS	3,434,973	03/19/2014	972,901	3,347
ILS	RBS	400,000	03/19/2014	113,200	483
ILS	RBS	(2,450,000)	03/19/2014	(697,930)	1,620
ILS	RBS	(900,000)	03/19/2014	(256,650)	863
ILS	RBS	(100,000)	03/19/2014	(28,684)	263
ILS	RBS	(700,000)	03/19/2014	(199,916)	970
ILS	RBS	3,700,000	03/19/2014	1,055,848	(4,277)
ILS	RBS	13,265,027	03/19/2014	3,786,419	(16,387)
ILS	RBS	50,000	03/19/2014	14,262	(52)
ILS	RBS	(450,000)	03/19/2014	(128,469)	576
ILS	RBS	(700,000)	03/19/2014	(199,873)	927
ILS	RBS	(400,000)	03/19/2014	(114,326)	643
ILS	RBS	300,000	03/19/2014	85,838	(576)
INR	CSFB	(20,500,000)	03/19/2014	(324,571)	1,009
INR	CSFB	(106,000,000)	03/19/2014	(1,671,161)	(1,891)
INR	CSFB	(107,000,000)	03/19/2014	(1,687,960)	(876)
INR	CSFB	6,500,000	03/19/2014	101,294	1,299
INR	CSFB	(37,500,000)	03/19/2014	(593,868)	1,986
INR	CSFB	(12,000,000)	03/19/2014	(190,203)	801
INR	CSFB	(73,500,000)	03/19/2014	(1,173,148)	13,060
INR	CSFB	(64,000,000)	03/19/2014	(1,019,102)	8,957
INR	CSFB	(81,000,000)	03/19/2014	(1,275,141)	(3,324)
INR	CSFB	55,500,000	03/19/2014	885,843	(9,858)
INR	CSFB	98,500,000	03/19/2014	1,563,321	(8,645)
INR	CSFB	22,500,000	03/19/2014	354,221	908
INR	CSFB	16,500,000	03/19/2014	259,599	829
INR	CSFB	(109,500,000)	03/19/2014	(1,716,969)	(11,325)
INR	CSFB	(5,000,000)	03/19/2014	(79,618)	701
INR	CSFB	6,500,000	03/19/2014	104,435	(1,842)
INR	CSFB	52,000,000	03/19/2014	834,227	(13,485)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
INR	CSFB	54,000,000	03/19/2014	$867,367	$(15,058)
INR	CSFB	46,500,000	03/19/2014	749,875	(15,942)
INR	CSFB	(219,500,000)	03/19/2014	(3,502,732)	38,251
INR	RBS	(20,500,000)	03/19/2014	(324,571)	1,009
INR	RBS	(106,000,000)	03/19/2014	(1,671,161)	(1,891)
INR	RBS	(107,000,000)	03/19/2014	(1,687,963)	(873)
INR	RBS	6,500,000	03/19/2014	101,294	1,299
INR	RBS	(37,500,000)	03/19/2014	(593,868)	1,986
INR	RBS	(12,000,000)	03/19/2014	(190,204)	802
INR	RBS	(73,500,000)	03/19/2014	(1,173,149)	13,060
INR	RBS	(64,000,000)	03/19/2014	(1,019,105)	8,960
INR	RBS	(81,000,000)	03/19/2014	(1,275,146)	(3,319)
INR	RBS	55,500,000	03/19/2014	885,843	(9,858)
INR	RBS	98,500,000	03/19/2014	1,563,321	(8,645)
INR	RBS	22,500,000	03/19/2014	354,221	908
INR	RBS	16,500,000	03/19/2014	259,599	829
INR	RBS	(109,500,000)	03/19/2014	(1,716,969)	(11,325)
INR	RBS	(5,000,000)	03/19/2014	(79,618)	700
INR	RBS	6,500,000	03/19/2014	104,435	(1,842)
INR	RBS	52,000,000	03/19/2014	834,217	(13,475)
INR	RBS	54,000,000	03/19/2014	867,376	(15,066)
INR	RBS	46,500,000	03/19/2014	749,875	(15,942)
INR	RBS	(219,500,000)	03/19/2014	(3,502,753)	38,272
JPY	CSFB	(215,497,000)	03/19/2014	(2,081,583)	(28,119)
JPY	CSFB	(476,570,500)	03/19/2014	(4,629,418)	(36,176)
JPY	CSFB	(110,124,000)	03/19/2014	(1,070,364)	(7,743)
JPY	CSFB	(208,968,000)	03/19/2014	(2,010,742)	(35,041)
JPY	CSFB	(345,363,500)	03/19/2014	(3,310,274)	(70,812)
JPY	CSFB	(343,775,500)	03/19/2014	(3,289,038)	(76,503)
JPY	CSFB	(90,225,500)	03/19/2014	(864,876)	(18,426)
JPY	CSFB	38,628,500	03/19/2014	376,321	1,849
JPY	CSFB	(308,071,000)	03/19/2014	(2,936,467)	(79,528)
JPY	CSFB	(74,842,000)	03/19/2014	(717,511)	(15,187)
JPY	CSFB	(182,789,500)	03/19/2014	(1,745,637)	(43,860)
JPY	CSFB	(3,936,000)	03/19/2014	(37,784)	(750)
JPY	CSFB	423,774,500	03/19/2014	4,136,649	12,076
JPY	CSFB	101,497,000	03/19/2014	987,880	5,769
JPY	CSFB	75,000,000	03/19/2014	718,279	15,966
JPY	CSFB	105,000,000	03/19/2014	1,010,221	17,722
JPY	CSFB	38,941,000	03/19/2014	370,886	10,344
JPY	CSFB	591,330,000	03/19/2014	5,721,243	67,840
JPY	CSFB	1,213,289,000	03/19/2014	11,719,590	158,432
JPY	CSFB	1,033,602,500	03/19/2014	10,085,094	33,809
JPY	CSFB	1,879,590,000	03/19/2014	18,332,031	69,034
JPY	CSFB	781,275,000	03/19/2014	7,589,129	59,503
JPY	CSFB	495,599,000	03/19/2014	4,815,143	36,739
JPY	CSFB	576,991,000	03/19/2014	5,631,874	16,831
JPY	CSFB	315,302,500	03/19/2014	3,078,425	8,367
JPY	CSFB	(1,052,148,000)	03/19/2014	(10,237,663)	(62,799)
JPY	CSFB	(2,029,897,123)	03/19/2014	(19,813,789)	(58,774)
JPY	CSFB	(11,650,750,376)	03/19/2014	(113,197,124)	(862,977)
JPY	CSFB	25,000,000	03/19/2014	238,253	6,495
JPY	RBS	(215,497,000)	03/19/2014	(2,081,544)	(28,157)
JPY	RBS	(476,570,500)	03/19/2014	(4,629,265)	(36,330)
JPY	RBS	(110,124,000)	03/19/2014	(1,070,343)	(7,763)
JPY	RBS	(208,968,000)	03/19/2014	(2,010,703)	(35,080)
JPY	RBS	(345,363,500)	03/19/2014	(3,310,232)	(70,854)
JPY	RBS	(343,775,500)	03/19/2014	(3,289,002)	(76,538)
JPY	RBS	(1,907,000)	03/19/2014	(18,254)	(415)
JPY	RBS	(90,225,500)	03/19/2014	(864,871)	(18,431)
JPY	RBS	38,628,500	03/19/2014	376,334	1,836
JPY	RBS	(1,127,000)	03/19/2014	(10,758)	(275)
JPY	RBS	(308,071,000)	03/19/2014	(2,936,374)	(79,622)
JPY	RBS	(74,842,000)	03/19/2014	(717,489)	(15,209)
JPY	RBS	(182,789,500)	03/19/2014	(1,745,590)	(43,908)
JPY	RBS	(3,936,000)	03/19/2014	(37,783)	(750)
JPY	RBS	423,774,500	03/19/2014	4,136,731	11,995

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
JPY	RBS	101,497,000	03/19/2014	$987,915	$5,734
JPY	RBS	75,000,000	03/19/2014	718,295	15,950
JPY	RBS	105,000,000	03/19/2014	1,010,293	17,651
JPY	RBS	38,941,000	03/19/2014	370,899	10,331
JPY	RBS	1,213,289,000	03/19/2014	11,719,638	158,384
JPY	RBS	1,033,602,500	03/19/2014	10,085,331	33,571
JPY	RBS	1,879,590,000	03/19/2014	18,332,231	68,835
JPY	RBS	781,275,000	03/19/2014	7,589,182	59,450
JPY	RBS	495,599,000	03/19/2014	4,815,191	36,691
JPY	RBS	576,991,000	03/19/2014	5,631,924	16,781
JPY	RBS	315,302,500	03/19/2014	3,078,503	8,288
JPY	RBS	(1,052,148,000)	03/19/2014	(10,237,183)	(63,279)
JPY	RBS	(2,029,897,123)	03/19/2014	(19,813,868)	(58,695)
JPY	RBS	(4,946,000)	03/19/2014	(47,937)	(484)
JPY	RBS	(11,650,750,375)	03/19/2014	(113,197,577)	(862,524)
JPY	RBS	25,000,000	03/19/2014	238,259	6,489
JPY	RBS	591,330,000	03/19/2014	5,721,300	67,783
KRW	CSFB	(50,000,000)	03/19/2014	(47,293)	718
KRW	CSFB	350,000,000	03/19/2014	327,836	(1,810)
KRW	CSFB	2,746,813,632	03/19/2014	2,573,215	(14,553)
KRW	CSFB	(200,000,000)	03/19/2014	(186,417)	116
KRW	CSFB	(2,000,000,000)	03/19/2014	(1,869,202)	6,198
KRW	CSFB	(950,000,000)	03/19/2014	(888,418)	3,491
KRW	CSFB	(500,000,000)	03/19/2014	(468,077)	2,326
KRW	CSFB	(150,000,000)	03/19/2014	(141,389)	1,663
KRW	CSFB	(350,000,000)	03/19/2014	(328,667)	2,642
KRW	CSFB	(1,700,000,000)	03/19/2014	(1,579,969)	(3,585)
KRW	CSFB	(1,900,000,000)	03/19/2014	(1,759,506)	(10,348)
KRW	CSFB	(1,750,000,000)	03/19/2014	(1,608,649)	(21,479)
KRW	CSFB	13,250,301,369	03/19/2014	12,515,878	(173,196)
KRW	CSFB	50,000,000	03/19/2014	47,237	(662)
KRW	CSFB	250,000,000	03/19/2014	235,130	(2,254)
KRW	CSFB	150,000,000	03/19/2014	140,495	(769)
KRW	CSFB	50,000,000	03/19/2014	46,886	(311)
KRW	CSFB	(450,000,000)	03/19/2014	(415,989)	(3,187)
KRW	CSFB	(800,000,000)	03/19/2014	(744,224)	(977)
KRW	CSFB	(200,000,000)	03/19/2014	(184,389)	(1,912)
KRW	CSFB	(50,000,000)	03/19/2014	(46,817)	242
KRW	CSFB	(100,000,000)	03/19/2014	(94,586)	1,436
KRW	CSFB	(100,000,000)	03/19/2014	(94,446)	1,296
KRW	RBS	(50,000,000)	03/19/2014	(47,292)	717
KRW	RBS	350,000,000	03/19/2014	327,838	(1,812)
KRW	RBS	2,746,813,632	03/19/2014	2,573,200	(14,537)
KRW	RBS	(200,000,000)	03/19/2014	(186,414)	114
KRW	RBS	(2,000,000,000)	03/19/2014	(1,869,176)	6,172
KRW	RBS	(950,000,000)	03/19/2014	(888,406)	3,479
KRW	RBS	(500,000,000)	03/19/2014	(468,068)	2,317
KRW	RBS	(150,000,000)	03/19/2014	(141,387)	1,661
KRW	RBS	(350,000,000)	03/19/2014	(328,665)	2,639
KRW	RBS	(1,700,000,000)	03/19/2014	(1,579,946)	(3,607)
KRW	RBS	(1,900,000,000)	03/19/2014	(1,759,459)	(10,395)
KRW	RBS	(1,750,000,000)	03/19/2014	(1,608,641)	(21,487)
KRW	RBS	13,250,301,368	03/19/2014	12,515,803	(173,121)
KRW	RBS	50,000,000	03/19/2014	47,237	(662)
KRW	RBS	100,000,000	03/19/2014	94,464	(1,314)
KRW	RBS	250,000,000	03/19/2014	235,128	(2,253)
KRW	RBS	150,000,000	03/19/2014	140,496	(770)
KRW	RBS	50,000,000	03/19/2014	46,887	(312)
KRW	RBS	(450,000,000)	03/19/2014	(415,983)	(3,193)
KRW	RBS	(800,000,000)	03/19/2014	(744,262)	(940)
KRW	RBS	(50,000,000)	03/19/2014	(46,816)	241
KRW	RBS	(100,000,000)	03/19/2014	(94,583)	1,433
KRW	RBS	(100,000,000)	03/19/2014	(94,445)	1,295
KRW	RBS	(200,000,000)	03/19/2014	(184,387)	(1,913)
MXN	CSFB	(1,000,000)	03/19/2014	(76,685)	2,207
MXN	CSFB	(16,500,000)	03/19/2014	(1,267,188)	38,300
MXN	CSFB	(5,500,000)	03/19/2014	(422,901)	13,271

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
MXN	CSFB	(11,000,000)	03/19/2014	$(841,864)	$22,606
MXN	CSFB	(4,500,000)	03/19/2014	(344,103)	8,952
MXN	CSFB	(16,000,000)	03/19/2014	(1,215,511)	23,863
MXN	CSFB	35,800,000	03/19/2014	2,685,889	(19,575)
MXN	CSFB	(8,000,000)	03/19/2014	(610,079)	14,255
MXN	CSFB	(5,000,000)	03/19/2014	(380,705)	8,314
MXN	CSFB	(4,500,000)	03/19/2014	(340,731)	5,580
MXN	CSFB	(10,500,000)	03/19/2014	(803,256)	21,236
MXN	CSFB	(7,000,000)	03/19/2014	(524,811)	3,465
MXN	CSFB	(20,500,000)	03/19/2014	(1,536,789)	9,989
MXN	CSFB	(35,000,000)	03/19/2014	(2,608,438)	1,706
MXN	CSFB	(6,500,000)	03/19/2014	(479,536)	(4,571)
MXN	CSFB	(6,000,000)	03/19/2014	(445,096)	(1,773)
MXN	CSFB	21,500,000	03/19/2014	1,651,682	(50,404)
MXN	CSFB	16,500,000	03/19/2014	1,260,619	(31,731)
MXN	CSFB	(3,000,000)	03/19/2014	(224,384)	949
MXN	CSFB	500,000	03/19/2014	37,958	(719)
MXN	CSFB	(10,000,000)	03/19/2014	(756,279)	11,499
MXN	RBS	(1,000,000)	03/19/2014	(76,688)	2,210
MXN	RBS	(16,500,000)	03/19/2014	(1,267,266)	38,378
MXN	RBS	(5,500,000)	03/19/2014	(422,795)	13,166
MXN	RBS	(11,000,000)	03/19/2014	(841,862)	22,603
MXN	RBS	(4,500,000)	03/19/2014	(344,082)	8,931
MXN	RBS	(16,000,000)	03/19/2014	(1,215,594)	23,946
MXN	RBS	35,800,000	03/19/2014	2,685,873	(19,559)
MXN	RBS	(8,000,000)	03/19/2014	(610,065)	14,241
MXN	RBS	(5,000,000)	03/19/2014	(380,724)	8,334
MXN	RBS	(4,500,000)	03/19/2014	(340,737)	5,586
MXN	RBS	(10,500,000)	03/19/2014	(803,271)	21,251
MXN	RBS	(7,000,000)	03/19/2014	(524,827)	3,481
MXN	RBS	(20,500,000)	03/19/2014	(1,537,012)	10,213
MXN	RBS	(35,000,000)	03/19/2014	(2,608,448)	1,716
MXN	RBS	(6,500,000)	03/19/2014	(479,532)	(4,575)
MXN	RBS	(6,000,000)	03/19/2014	(445,089)	(1,779)
MXN	RBS	21,500,000	03/19/2014	1,651,834	(50,556)
MXN	RBS	16,500,000	03/19/2014	1,260,751	(31,864)
MXN	RBS	(3,000,000)	03/19/2014	(224,382)	947
MXN	RBS	500,000	03/19/2014	37,958	(719)
MXN	RBS	(10,000,000)	03/19/2014	(756,389)	11,609
MYR	CSFB	(900,000)	03/19/2014	(277,177)	9,009
MYR	CSFB	(2,950,000)	03/19/2014	(906,546)	27,551
MYR	CSFB	(2,700,000)	03/19/2014	(826,259)	21,754
MYR	CSFB	(1,350,000)	03/19/2014	(411,207)	8,955
MYR	CSFB	(150,000)	03/19/2014	(45,496)	801
MYR	CSFB	(100,000)	03/19/2014	(30,289)	493
MYR	CSFB	(50,000)	03/19/2014	(15,188)	290
MYR	CSFB	(150,000)	03/19/2014	(45,551)	856
MYR	CSFB	(200,000)	03/19/2014	(60,514)	921
MYR	CSFB	(200,000)	03/19/2014	(59,835)	242
MYR	CSFB	100,000	03/19/2014	30,335	(539)
MYR	CSFB	150,000	03/19/2014	45,693	(998)
MYR	CSFB	50,000	03/19/2014	14,954	(56)
MYR	CSFB	200,000	03/19/2014	59,622	(29)
MYR	CSFB	(300,000)	03/19/2014	(92,850)	3,461
MYR	CSFB	(3,500,000)	03/19/2014	(1,082,425)	39,549
MYR	CSFB	150,000	03/19/2014	45,984	(1,290)
MYR	RBS	(900,000)	03/19/2014	(277,173)	9,005
MYR	RBS	(2,950,000)	03/19/2014	(906,533)	27,538
MYR	RBS	(2,700,000)	03/19/2014	(826,247)	21,743
MYR	RBS	(1,350,000)	03/19/2014	(411,201)	8,949
MYR	RBS	(150,000)	03/19/2014	(45,495)	800
MYR	RBS	(100,000)	03/19/2014	(30,289)	492
MYR	RBS	(50,000)	03/19/2014	(15,188)	290
MYR	RBS	(150,000)	03/19/2014	(45,550)	856
MYR	RBS	(200,000)	03/19/2014	(60,513)	920
MYR	RBS	(200,000)	03/19/2014	(59,835)	243
MYR	RBS	(100,000)	03/19/2014	(29,895)	99

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
MYR	RBS	100,000	03/19/2014	$30,336	$(539)
MYR	RBS	100,000	03/19/2014	30,340	(543)
MYR	RBS	(100,000)	03/19/2014	(29,877)	81
MYR	RBS	(100,000)	03/19/2014	(29,784)	(12)
MYR	RBS	150,000	03/19/2014	45,693	(999)
MYR	RBS	50,000	03/19/2014	14,955	(56)
MYR	RBS	200,000	03/19/2014	59,623	(30)
MYR	RBS	(300,000)	03/19/2014	(92,849)	3,459
MYR	RBS	(3,500,000)	03/19/2014	(1,082,418)	39,542
MYR	RBS	200,000	03/19/2014	61,218	(1,625)
MYR	RBS	150,000	03/19/2014	45,985	(1,290)
NOK	CSFB	2,490,500	03/19/2014	406,131	(10,086)
NOK	CSFB	(6,981,000)	03/19/2014	(1,128,163)	18,029
NOK	CSFB	(34,750,000)	03/19/2014	(5,669,662)	143,641
NOK	CSFB	(18,105,000)	03/19/2014	(2,937,788)	58,691
NOK	CSFB	5,739,000	03/19/2014	932,529	(19,901)
NOK	CSFB	37,212,000	03/19/2014	6,041,323	(123,789)
NOK	CSFB	3,867,500	03/19/2014	624,933	(9,915)
NOK	CSFB	(36,397,500)	03/19/2014	(5,907,257)	119,247
NOK	CSFB	(22,963,000)	03/19/2014	(3,655,888)	4,262
NOK	CSFB	(39,593,072)	03/19/2014	(6,418,460)	122,284
NOK	CSFB	(100,287,928)	03/19/2014	(16,286,955)	338,950
NOK	CSFB	(19,489,500)	03/19/2014	(3,158,310)	59,047
NOK	CSFB	(28,758,000)	03/19/2014	(4,620,393)	47,233
NOK	RBS	2,490,500	03/19/2014	406,135	(10,091)
NOK	RBS	(6,981,000)	03/19/2014	(1,128,154)	18,020
NOK	RBS	(34,750,000)	03/19/2014	(5,669,730)	143,710
NOK	RBS	(18,105,000)	03/19/2014	(2,937,823)	58,726
NOK	RBS	5,739,000	03/19/2014	932,584	(19,956)
NOK	RBS	37,212,000	03/19/2014	6,041,209	(123,675)
NOK	RBS	3,867,500	03/19/2014	624,928	(9,909)
NOK	RBS	(36,397,500)	03/19/2014	(5,907,289)	119,279
NOK	RBS	(22,963,000)	03/19/2014	(3,655,888)	4,262
NOK	RBS	(39,593,072)	03/19/2014	(6,418,486)	122,309
NOK	RBS	(100,287,928)	03/19/2014	(16,286,986)	338,981
NOK	RBS	(19,489,500)	03/19/2014	(3,158,337)	59,074
NOK	RBS	(28,758,000)	03/19/2014	(4,620,452)	47,292
NZD	CSFB	(2,215,500)	03/19/2014	(1,814,209)	28,859
NZD	CSFB	(3,277,000)	03/19/2014	(2,689,213)	48,459
NZD	CSFB	(1,250,500)	03/19/2014	(1,027,731)	20,022
NZD	CSFB	(979,500)	03/19/2014	(803,796)	14,471
NZD	CSFB	(713,000)	03/19/2014	(580,409)	5,841
NZD	CSFB	(2,185,500)	03/19/2014	(1,776,066)	14,892
NZD	CSFB	(1,235,000)	03/19/2014	(1,006,678)	11,460
NZD	CSFB	12,243,054	03/19/2014	9,974,199	(108,196)
NZD	CSFB	30,975,446	03/19/2014	25,485,868	(524,462)
NZD	CSFB	(3,442,000)	03/19/2014	(2,838,566)	64,847
NZD	CSFB	2,061,000	03/19/2014	1,698,228	(37,381)
NZD	CSFB	1,142,500	03/19/2014	942,036	(21,358)
NZD	CSFB	(1,403,000)	03/19/2014	(1,139,627)	9,026
NZD	CSFB	2,663,000	03/19/2014	2,215,431	(69,465)
NZD	CSFB	2,340,000	03/19/2014	1,936,697	(51,019)
NZD	CSFB	(9,236,500)	03/19/2014	(7,568,069)	124,882
NZD	CSFB	(2,455,000)	03/19/2014	(2,019,836)	41,487
NZD	CSFB	4,027,500	03/19/2014	3,314,083	(68,542)
NZD	CSFB	(1,125,000)	03/19/2014	(927,886)	21,311
NZD	RBS	(2,215,500)	03/19/2014	(1,814,136)	28,786
NZD	RBS	(3,277,000)	03/19/2014	(2,689,125)	48,371
NZD	RBS	(1,250,500)	03/19/2014	(1,027,748)	20,039
NZD	RBS	(979,500)	03/19/2014	(803,784)	14,459
NZD	RBS	(713,000)	03/19/2014	(580,398)	5,831
NZD	RBS	(2,185,500)	03/19/2014	(1,776,031)	14,857
NZD	RBS	(1,235,000)	03/19/2014	(1,006,623)	11,404
NZD	RBS	12,243,054	03/19/2014	9,974,159	(108,156)
NZD	RBS	30,975,446	03/19/2014	25,485,766	(524,360)
NZD	RBS	(3,442,000)	03/19/2014	(2,838,583)	64,865
NZD	RBS	2,061,000	03/19/2014	1,698,194	(37,348)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
NZD	RBS	1,142,500	03/19/2014	$942,047	$(21,369)
NZD	RBS	(1,403,000)	03/19/2014	(1,139,620)	9,020
NZD	RBS	2,663,000	03/19/2014	2,215,500	(69,535)
NZD	RBS	2,340,000	03/19/2014	1,936,771	(51,094)
NZD	RBS	(9,236,500)	03/19/2014	(7,568,023)	124,836
NZD	RBS	(2,455,000)	03/19/2014	(2,019,618)	41,268
NZD	RBS	4,027,500	03/19/2014	3,314,159	(68,619)
NZD	RBS	(1,125,000)	03/19/2014	(927,776)	21,200
PHP	CSFB	(27,000,000)	03/19/2014	(610,373)	15,050
PHP	CSFB	(28,000,000)	03/19/2014	(634,485)	17,114
PHP	CSFB	(24,500,000)	03/19/2014	(555,804)	15,604
PHP	CSFB	(16,000,000)	03/19/2014	(362,071)	9,287
PHP	CSFB	(4,500,000)	03/19/2014	(101,237)	2,016
PHP	CSFB	(3,000,000)	03/19/2014	(67,461)	1,314
PHP	CSFB	17,500,000	03/19/2014	384,280	1,577
PHP	CSFB	9,500,000	03/19/2014	207,992	1,473
PHP	CSFB	5,500,000	03/19/2014	120,973	296
PHP	CSFB	4,500,000	03/19/2014	99,360	(140)
PHP	CSFB	(26,500,000)	03/19/2014	(599,815)	15,518
PHP	CSFB	(158,000,000)	03/19/2014	(3,578,350)	94,612
PHP	CSFB	(27,000,000)	03/19/2014	(609,752)	14,430
PHP	RBS	(27,000,000)	03/19/2014	(610,364)	15,042
PHP	RBS	(28,000,000)	03/19/2014	(634,476)	17,105
PHP	RBS	(24,500,000)	03/19/2014	(555,797)	15,597
PHP	RBS	(16,000,000)	03/19/2014	(362,066)	9,282
PHP	RBS	(4,500,000)	03/19/2014	(101,235)	2,015
PHP	RBS	(3,000,000)	03/19/2014	(67,460)	1,313
PHP	RBS	1,000,000	03/19/2014	22,573	(524)
PHP	RBS	7,000,000	03/19/2014	156,495	(2,152)
PHP	RBS	17,500,000	03/19/2014	384,285	1,572
PHP	RBS	9,500,000	03/19/2014	207,991	1,474
PHP	RBS	5,500,000	03/19/2014	120,972	297
PHP	RBS	4,500,000	03/19/2014	99,361	(141)
PHP	RBS	(26,500,000)	03/19/2014	(599,807)	15,509
PHP	RBS	(158,000,000)	03/19/2014	(3,578,371)	94,633
PHP	RBS	(27,000,000)	03/19/2014	(609,744)	14,422
PHP	RBS	2,000,000	03/19/2014	44,914	(816)
PHP	RBS	7,000,000	03/19/2014	157,127	(2,784)
PLN	CSFB	3,400,000	03/19/2014	1,091,818	(16,566)
PLN	CSFB	(1,650,000)	03/19/2014	(535,591)	13,777
PLN	CSFB	3,871,027	03/19/2014	1,241,856	(17,641)
PLN	CSFB	(2,900,000)	03/19/2014	(942,507)	25,380
PLN	CSFB	200,000	03/19/2014	64,191	(941)
PLN	CSFB	(4,150,000)	03/19/2014	(1,343,768)	31,328
PLN	CSFB	3,071,847	03/19/2014	992,736	(21,262)
PLN	CSFB	(2,100,000)	03/19/2014	(681,582)	17,456
PLN	CSFB	(1,250,000)	03/19/2014	(405,677)	10,364
PLN	CSFB	(500,000)	03/19/2014	(163,833)	5,708
PLN	CSFB	(750,000)	03/19/2014	(244,247)	7,059
PLN	CSFB	(4,400,000)	03/19/2014	(1,435,040)	43,537
PLN	CSFB	(900,000)	03/19/2014	(292,101)	7,475
PLN	CSFB	(3,150,000)	03/19/2014	(1,019,063)	22,873
PLN	CSFB	2,200,000	03/19/2014	720,140	(24,389)
PLN	CSFB	14,657,126	03/19/2014	4,792,770	(157,444)
PLN	CSFB	3,350,000	03/19/2014	1,095,616	(36,176)
PLN	CSFB	950,000	03/19/2014	310,440	(10,002)
PLN	CSFB	1,600,000	03/19/2014	524,736	(18,735)
PLN	CSFB	100,000	03/19/2014	32,713	(1,088)
PLN	CSFB	(2,900,000)	03/19/2014	(941,028)	23,901
PLN	CSFB	(1,150,000)	03/19/2014	(370,981)	7,292
PLN	CSFB	(1,800,000)	03/19/2014	(576,032)	6,781
PLN	CSFB	(1,200,000)	03/19/2014	(380,702)	1,201
PLN	CSFB	1,150,000	03/19/2014	376,843	(13,155)
PLN	RBS	3,400,000	03/19/2014	1,091,717	(16,464)
PLN	RBS	(1,650,000)	03/19/2014	(535,652)	13,838
PLN	RBS	(2,900,000)	03/19/2014	(942,548)	25,421
PLN	RBS	200,000	03/19/2014	64,185	(935)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
PLN	RBS	(4,150,000)	03/19/2014	$(1,343,720)	$31,280
PLN	RBS	3,871,027	03/19/2014	1,241,848	(17,633)
PLN	RBS	3,071,847	03/19/2014	992,736	(21,262)
PLN	RBS	(2,100,000)	03/19/2014	(681,561)	17,435
PLN	RBS	(1,250,000)	03/19/2014	(405,710)	10,397
PLN	RBS	(500,000)	03/19/2014	(163,830)	5,705
PLN	RBS	(750,000)	03/19/2014	(244,281)	7,093
PLN	RBS	(4,400,000)	03/19/2014	(1,435,085)	43,582
PLN	RBS	(900,000)	03/19/2014	(292,093)	7,467
PLN	RBS	(3,150,000)	03/19/2014	(1,019,191)	23,002
PLN	RBS	2,200,000	03/19/2014	720,157	(24,406)
PLN	RBS	14,657,126	03/19/2014	4,792,741	(157,415)
PLN	RBS	3,350,000	03/19/2014	1,095,594	(36,155)
PLN	RBS	950,000	03/19/2014	310,407	(9,969)
PLN	RBS	1,600,000	03/19/2014	524,680	(18,679)
PLN	RBS	100,000	03/19/2014	32,712	(1,087)
PLN	RBS	(2,900,000)	03/19/2014	(940,967)	23,840
PLN	RBS	(1,150,000)	03/19/2014	(371,015)	7,327
PLN	RBS	(1,800,000)	03/19/2014	(576,070)	6,819
PLN	RBS	(1,200,000)	03/19/2014	(380,687)	1,186
PLN	RBS	1,150,000	03/19/2014	376,853	(13,165)
RUB	CSFB	(30,500,000)	03/19/2014	(914,063)	55,021
RUB	CSFB	(28,500,000)	03/19/2014	(853,483)	50,771
RUB	CSFB	(27,500,000)	03/19/2014	(822,000)	47,453
RUB	CSFB	(20,500,000)	03/19/2014	(612,535)	35,145
RUB	CSFB	(8,000,000)	03/19/2014	(239,537)	14,214
RUB	CSFB	(1,500,000)	03/19/2014	(44,797)	2,549
RUB	CSFB	(5,500,000)	03/19/2014	(163,581)	8,672
RUB	CSFB	(21,000,000)	03/19/2014	(624,012)	32,540
RUB	CSFB	(44,500,000)	03/19/2014	(1,318,903)	65,546
RUB	CSFB	(12,000,000)	03/19/2014	(355,213)	17,230
RUB	CSFB	(8,000,000)	03/19/2014	(237,141)	11,818
RUB	CSFB	(45,500,000)	03/19/2014	(1,322,976)	41,454
RUB	CSFB	(1,500,000)	03/19/2014	(43,239)	991
RUB	CSFB	21,000,000	03/19/2014	630,785	(39,313)
RUB	CSFB	33,500,000	03/19/2014	997,487	(53,948)
RUB	CSFB	9,000,000	03/19/2014	256,480	(2,992)
RUB	CSFB	10,000,000	03/19/2014	287,511	(5,858)
RUB	CSFB	6,500,000	03/19/2014	183,622	(548)
RUB	CSFB	26,500,000	03/19/2014	741,985	4,396
RUB	CSFB	4,000,000	03/19/2014	113,074	(412)
RUB	CSFB	(50,000,000)	03/19/2014	(1,476,822)	68,555
RUB	CSFB	(92,500,000)	03/19/2014	(2,733,648)	128,355
RUB	CSFB	(16,000,000)	03/19/2014	(480,947)	30,302
RUB	RBS	(30,500,000)	03/19/2014	(914,046)	55,003
RUB	RBS	(28,500,000)	03/19/2014	(853,471)	50,759
RUB	RBS	(27,500,000)	03/19/2014	(821,983)	47,437
RUB	RBS	(20,500,000)	03/19/2014	(612,522)	35,133
RUB	RBS	(8,000,000)	03/19/2014	(239,532)	14,210
RUB	RBS	(1,500,000)	03/19/2014	(44,796)	2,548
RUB	RBS	(5,500,000)	03/19/2014	(163,578)	8,668
RUB	RBS	(21,000,000)	03/19/2014	(624,001)	32,529
RUB	RBS	(44,500,000)	03/19/2014	(1,318,883)	65,526
RUB	RBS	(12,000,000)	03/19/2014	(355,206)	17,222
RUB	RBS	(8,000,000)	03/19/2014	(237,142)	11,820
RUB	RBS	(45,500,000)	03/19/2014	(1,322,959)	41,436
RUB	RBS	(1,500,000)	03/19/2014	(43,238)	990
RUB	RBS	21,000,000	03/19/2014	630,789	(39,317)
RUB	RBS	33,500,000	03/19/2014	997,494	(53,956)
RUB	RBS	9,000,000	03/19/2014	256,484	(2,996)
RUB	RBS	10,000,000	03/19/2014	287,516	(5,863)
RUB	RBS	6,500,000	03/19/2014	183,626	(551)
RUB	RBS	26,500,000	03/19/2014	741,994	4,387
RUB	RBS	4,000,000	03/19/2014	113,074	(413)
RUB	RBS	(50,000,000)	03/19/2014	(1,476,809)	68,542
RUB	RBS	(92,500,000)	03/19/2014	(2,733,606)	128,313
RUB	RBS	(1,000,000)	03/19/2014	(30,016)	1,851

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
RUB	RBS	(16,000,000)	03/19/2014	$(480,940)	$30,295
SEK	CSFB	(5,821,500)	03/19/2014	(885,856)	(2,033)
SEK	CSFB	(10,742,500)	03/19/2014	(1,629,553)	(8,882)
SEK	CSFB	(9,199,500)	03/19/2014	(1,406,613)	3,515
SEK	CSFB	(3,533,000)	03/19/2014	(537,432)	(1,418)
SEK	CSFB	20,894,500	03/19/2014	3,187,263	(455)
SEK	CSFB	14,888,500	03/19/2014	2,282,012	(11,233)
SEK	CSFB	12,065,000	03/19/2014	1,841,232	(1,090)
SEK	CSFB	17,294,500	03/19/2014	2,656,198	(18,459)
SEK	CSFB	7,720,500	03/19/2014	1,181,554	(4,031)
SEK	CSFB	(20,994,000)	03/19/2014	(3,210,498)	8,515
SEK	CSFB	6,436,000	03/19/2014	993,738	(12,125)
SEK	CSFB	36,186,500	03/19/2014	5,598,593	(79,466)
SEK	CSFB	26,508,000	03/19/2014	4,095,951	(52,979)
SEK	CSFB	11,225,000	03/19/2014	1,732,842	(20,817)
SEK	CSFB	12,951,500	03/19/2014	2,010,503	(35,154)
SEK	CSFB	9,691,500	03/19/2014	1,502,729	(24,591)
SEK	CSFB	(23,863,510)	03/19/2014	(3,653,449)	13,811
SEK	CSFB	(20,192,201)	03/19/2014	(3,090,292)	10,598
SEK	CSFB	(25,986,761)	03/19/2014	(3,988,048)	24,574
SEK	CSFB	(58,001,028)	03/19/2014	(8,851,308)	5,051
SEK	CSFB	(6,811,500)	03/19/2014	(1,050,426)	11,543
SEK	RBS	(5,821,500)	03/19/2014	(885,845)	(2,044)
SEK	RBS	(10,742,500)	03/19/2014	(1,629,570)	(8,865)
SEK	RBS	(9,199,500)	03/19/2014	(1,406,582)	3,484
SEK	RBS	(3,533,000)	03/19/2014	(537,436)	(1,414)
SEK	RBS	20,894,500	03/19/2014	3,187,296	(489)
SEK	RBS	14,888,500	03/19/2014	2,282,081	(11,303)
SEK	RBS	12,065,000	03/19/2014	1,841,309	(1,168)
SEK	RBS	17,294,500	03/19/2014	2,656,195	(18,456)
SEK	RBS	7,720,500	03/19/2014	1,181,545	(4,022)
SEK	RBS	(20,994,000)	03/19/2014	(3,210,513)	8,530
SEK	RBS	6,436,000	03/19/2014	993,735	(12,123)
SEK	RBS	36,186,500	03/19/2014	5,598,612	(79,485)
SEK	RBS	26,508,000	03/19/2014	4,095,994	(53,021)
SEK	RBS	11,225,000	03/19/2014	1,732,874	(20,849)
SEK	RBS	12,951,500	03/19/2014	2,010,618	(35,269)
SEK	RBS	9,691,500	03/19/2014	1,502,746	(24,609)
SEK	RBS	(23,863,510)	03/19/2014	(3,653,463)	13,826
SEK	RBS	(20,192,201)	03/19/2014	(3,090,304)	10,610
SEK	RBS	(25,986,761)	03/19/2014	(3,988,064)	24,590
SEK	RBS	(58,001,028)	03/19/2014	(8,851,330)	5,073
SEK	RBS	(6,811,500)	03/19/2014	(1,050,435)	11,552
SGD	CSFB	(300,000)	03/19/2014	(238,683)	3,711
SGD	CSFB	(1,200,000)	03/19/2014	(956,064)	16,175
SGD	CSFB	(950,000)	03/19/2014	(756,987)	12,908
SGD	CSFB	(1,500,000)	03/19/2014	(1,192,916)	18,055
SGD	CSFB	(600,000)	03/19/2014	(475,256)	5,311
SGD	CSFB	(1,450,000)	03/19/2014	(1,144,055)	8,356
SGD	CSFB	(1,200,000)	03/19/2014	(947,056)	7,167
SGD	CSFB	(1,400,000)	03/19/2014	(1,104,287)	7,750
SGD	CSFB	(600,000)	03/19/2014	(472,815)	2,870
SGD	CSFB	(200,000)	03/19/2014	(157,086)	438
SGD	CSFB	(250,000)	03/19/2014	(197,845)	2,034
SGD	CSFB	(1,000,000)	03/19/2014	(789,205)	5,964
SGD	CSFB	(250,000)	03/19/2014	(196,729)	919
SGD	CSFB	(500,000)	03/19/2014	(391,145)	(475)
SGD	CSFB	(1,050,000)	03/19/2014	(821,650)	(753)
SGD	CSFB	1,150,000	03/19/2014	920,509	(19,782)
SGD	CSFB	6,395,000	03/19/2014	5,118,704	(109,879)
SGD	CSFB	50,000	03/19/2014	39,930	(768)
SGD	CSFB	(500,000)	03/19/2014	(392,305)	685
SGD	CSFB	(600,000)	03/19/2014	(471,318)	1,373
SGD	CSFB	(1,000,000)	03/19/2014	(783,176)	(65)
SGD	RBS	(300,000)	03/19/2014	(238,682)	3,710
SGD	RBS	(1,200,000)	03/19/2014	(956,112)	16,223
SGD	RBS	(950,000)	03/19/2014	(756,998)	12,919

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
SGD	RBS	(1,500,000)	03/19/2014	$(1,192,913)	$18,052
SGD	RBS	(600,000)	03/19/2014	(475,273)	5,328
SGD	RBS	(1,450,000)	03/19/2014	(1,144,096)	8,397
SGD	RBS	(1,200,000)	03/19/2014	(947,127)	7,238
SGD	RBS	(1,400,000)	03/19/2014	(1,104,231)	7,694
SGD	RBS	(600,000)	03/19/2014	(472,816)	2,871
SGD	RBS	(200,000)	03/19/2014	(157,087)	439
SGD	RBS	(250,000)	03/19/2014	(197,849)	2,039
SGD	RBS	(1,000,000)	03/19/2014	(789,203)	5,962
SGD	RBS	(250,000)	03/19/2014	(196,729)	919
SGD	RBS	(500,000)	03/19/2014	(391,135)	(485)
SGD	RBS	(500,000)	03/19/2014	(391,129)	(492)
SGD	RBS	(1,050,000)	03/19/2014	(821,598)	(805)
SGD	RBS	1,150,000	03/19/2014	920,610	(19,883)
SGD	RBS	6,395,000	03/19/2014	5,118,735	(109,909)
SGD	RBS	50,000	03/19/2014	39,933	(771)
SGD	RBS	(500,000)	03/19/2014	(392,287)	667
SGD	RBS	(600,000)	03/19/2014	(471,321)	1,377
SGD	RBS	(1,000,000)	03/19/2014	(783,198)	(43)
TRY	CSFB	(2,000,000)	03/19/2014	(962,497)	89,718
TRY	CSFB	(1,000,000)	03/19/2014	(483,724)	47,335
TRY	CSFB	(200,000)	03/19/2014	(96,176)	8,898
TRY	CSFB	(1,300,000)	03/19/2014	(615,442)	48,136
TRY	CSFB	(1,100,000)	03/19/2014	(516,802)	36,774
TRY	CSFB	(1,300,000)	03/19/2014	(611,473)	44,167
TRY	CSFB	50,000	03/19/2014	22,471	(651)
TRY	CSFB	100,000	03/19/2014	45,304	(1,665)
TRY	CSFB	550,000	03/19/2014	248,523	(8,508)
TRY	CSFB	(1,100,000)	03/19/2014	(476,895)	(3,133)
TRY	CSFB	50,000	03/19/2014	21,646	173
TRY	CSFB	1,650,000	03/19/2014	702,393	17,650
TRY	CSFB	2,900,000	03/19/2014	1,231,117	34,413
TRY	CSFB	950,000	03/19/2014	413,380	1,190
TRY	CSFB	(900,000)	03/19/2014	(433,104)	40,353
TRY	CSFB	(1,050,000)	03/19/2014	(502,350)	44,141
TRY	CSFB	(1,600,000)	03/19/2014	(772,304)	74,081
TRY	CSFB	(6,440,000)	03/19/2014	(3,110,679)	300,330
TRY	CSFB	(1,700,000)	03/19/2014	(819,005)	77,143
TRY	CSFB	250,000	03/19/2014	113,001	(3,904)
TRY	RBS	(2,000,000)	03/19/2014	(961,609)	88,830
TRY	RBS	(1,000,000)	03/19/2014	(483,228)	46,839
TRY	RBS	(200,000)	03/19/2014	(96,163)	8,885
TRY	RBS	(1,300,000)	03/19/2014	(615,720)	48,413
TRY	RBS	(1,100,000)	03/19/2014	(516,883)	36,855
TRY	RBS	(1,300,000)	03/19/2014	(611,533)	44,227
TRY	RBS	50,000	03/19/2014	22,496	(676)
TRY	RBS	100,000	03/19/2014	45,322	(1,683)
TRY	RBS	550,000	03/19/2014	248,746	(8,731)
TRY	RBS	(1,100,000)	03/19/2014	(476,611)	(3,418)
TRY	RBS	50,000	03/19/2014	21,648	172
TRY	RBS	1,650,000	03/19/2014	702,492	17,551
TRY	RBS	2,900,000	03/19/2014	1,231,194	34,336
TRY	RBS	950,000	03/19/2014	413,449	1,121
TRY	RBS	(900,000)	03/19/2014	(432,620)	39,870
TRY	RBS	(1,050,000)	03/19/2014	(502,865)	44,656
TRY	RBS	(1,600,000)	03/19/2014	(772,453)	74,230
TRY	RBS	(6,440,000)	03/19/2014	(3,110,660)	300,311
TRY	RBS	(1,700,000)	03/19/2014	(818,557)	76,695
TRY	RBS	250,000	03/19/2014	113,076	(3,979)
TWD	CSFB	(7,500,000)	03/19/2014	(254,797)	6,833
TWD	CSFB	(9,500,000)	03/19/2014	(322,908)	8,820
TWD	CSFB	(13,000,000)	03/19/2014	(441,129)	11,325
TWD	CSFB	(22,000,000)	03/19/2014	(746,644)	19,283
TWD	CSFB	(20,000,000)	03/19/2014	(675,443)	14,206
TWD	CSFB	(21,000,000)	03/19/2014	(705,167)	10,868
TWD	CSFB	(16,500,000)	03/19/2014	(552,390)	6,870
TWD	CSFB	10,846,223	03/19/2014	368,671	(10,074)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (continued)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
TWD	CSFB	(2,000,000)	03/19/2014	$(66,423)	$299
TWD	CSFB	(1,500,000)	03/19/2014	(50,184)	591
TWD	CSFB	(26,000,000)	03/19/2014	(866,517)	6,909
TWD	CSFB	(13,000,000)	03/19/2014	(432,106)	2,302
TWD	CSFB	(36,500,000)	03/19/2014	(1,204,297)	(2,461)
TWD	CSFB	35,153,777	03/19/2014	1,196,138	(33,889)
TWD	CSFB	(10,000,000)	03/19/2014	(329,759)	(860)
TWD	CSFB	(12,000,000)	03/19/2014	(396,561)	(182)
TWD	CSFB	(30,500,000)	03/19/2014	(1,036,263)	27,877
TWD	CSFB	(2,000,000)	03/19/2014	(68,015)	1,892
TWD	CSFB	(26,500,000)	03/19/2014	(876,299)	160
TWD	CSFB	(9,000,000)	03/19/2014	(296,734)	(823)
TWD	RBS	(7,500,000)	03/19/2014	(254,794)	6,830
TWD	RBS	(9,500,000)	03/19/2014	(322,905)	8,818
TWD	RBS	(13,000,000)	03/19/2014	(441,118)	11,314
TWD	RBS	(22,000,000)	03/19/2014	(746,634)	19,273
TWD	RBS	(20,000,000)	03/19/2014	(675,434)	14,197
TWD	RBS	(21,000,000)	03/19/2014	(705,157)	10,858
TWD	RBS	(16,500,000)	03/19/2014	(552,383)	6,862
TWD	RBS	10,846,223	03/19/2014	368,668	(10,072)
TWD	RBS	(2,000,000)	03/19/2014	(66,422)	298
TWD	RBS	(1,500,000)	03/19/2014	(50,184)	591
TWD	RBS	(26,000,000)	03/19/2014	(866,508)	6,899
TWD	RBS	(13,000,000)	03/19/2014	(432,101)	2,296
TWD	RBS	(36,500,000)	03/19/2014	(1,204,280)	(2,478)
TWD	RBS	35,153,777	03/19/2014	1,196,131	(33,882)
TWD	RBS	(10,000,000)	03/19/2014	(329,756)	(863)
TWD	RBS	(26,500,000)	03/19/2014	(876,289)	149
TWD	RBS	(12,000,000)	03/19/2014	(396,563)	(179)
TWD	RBS	(30,500,000)	03/19/2014	(1,036,249)	27,862
TWD	RBS	(2,000,000)	03/19/2014	(68,014)	1,891
TWD	RBS	(9,000,000)	03/19/2014	(296,730)	(827)
ZAR	CSFB	(5,200,000)	03/19/2014	(492,645)	28,061
ZAR	CSFB	1,000,000	03/19/2014	88,677	666
ZAR	CSFB	3,500,000	03/19/2014	312,807	(105)
ZAR	CSFB	1,000,000	03/19/2014	89,158	185
ZAR	CSFB	(14,300,000)	03/19/2014	(1,361,751)	84,143
ZAR	CSFB	(9,750,000)	03/19/2014	(922,762)	51,666
ZAR	CSFB	(11,456,271)	03/19/2014	(1,080,597)	57,057
ZAR	CSFB	(14,000,000)	03/19/2014	(1,328,200)	77,395
ZAR	CSFB	(38,793,729)	03/19/2014	(3,697,889)	231,934
ZAR	CSFB	(7,150,000)	03/19/2014	(678,471)	39,668
ZAR	RBS	(5,200,000)	03/19/2014	(492,646)	28,061
ZAR	RBS	1,000,000	03/19/2014	88,677	667
ZAR	RBS	3,500,000	03/19/2014	312,830	(129)
ZAR	RBS	1,000,000	03/19/2014	89,152	191
ZAR	RBS	(14,300,000)	03/19/2014	(1,361,781)	84,174
ZAR	RBS	(9,750,000)	03/19/2014	(922,875)	51,779
ZAR	RBS	(11,456,271)	03/19/2014	(1,080,597)	57,057
ZAR	RBS	(14,000,000)	03/19/2014	(1,328,231)	77,426
ZAR	RBS	(38,793,729)	03/19/2014	(3,697,911)	231,956
ZAR	RBS	(7,150,000)	03/19/2014	(678,492)	39,688

					$3,477,987

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Short-Term U.S. Government Obligations	$—	$128,445,317	$—	$128,445,317
Short-Term Investment Companies	302,308,730	—	—	302,308,730

Total Investment Securities	$302,308,730	$128,445,317	$—	$430,754,047

Derivative Financial Instruments
Total Return Swap Agreements (G)	$—	$2,123,424	$—	$2,123,424
Futures Contracts (G)	9,367,191	—	—	9,367,191
Forward Foreign Currency Contracts (G)	—	19,970,568	—	19,970,568

Total Derivative Financial Instruments	$9,367,191	$22,093,992	$—	$31,461,183

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
LIABILITIES
Derivative Financial Instruments
Total Return Swap Agreements (G)	$—	$(1,640,977)	$—	$(1,640,977)
Futures Contracts (G)	(6,326,510)	—	—	(6,326,510)
Forward Foreign Currency Contracts (G)	—	(16,492,581)	—	(16,492,581)

Total Derivative Financial Instruments	$(6,326,510)	$(18,133,558)	$—	$(24,460,068)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at January 31, 2014.
(B)	Aggregate cost for federal income tax purposes is $430,754,047.
(C)	Cash in the amount of $22,415,694 has been segregated by the custodian as collateral for open swap and/or forward foreign currency contracts.
(D)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(E)	Cash in the amount of $26,977,058 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(G)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

BCLY	Barclays Bank PLC
BOA	Bank of America
CNX Nifty	CRISIL NSE Index on the National Stock Exchange of India’s benchmark index
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
LME	London Metal Exchange
RBS	Royal Bank of Scotland Group PLC

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan New Dollar
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 5.0%
Rockwell Collins, Inc. (A)	18,061	$ 1,364,689
Teledyne Technologies, Inc. (B)	13,338	1,225,362
Auto Components - 2.9%
Tenneco, Inc. (B)	26,179	1,488,014
Biotechnology - 6.1%
BioMarin Pharmaceutical, Inc. (A) (B)	24,049	1,656,495
United Therapeutics Corp. (A) (B)	14,582	1,496,405
Chemicals - 3.5%
Axiall Corp. (A)	16,910	674,709
RPM International, Inc. (A)	28,372	1,125,517
Commercial Banks - 2.5%
Comerica, Inc. - Class A (A)	27,947	1,279,973
Commercial Services & Supplies - 2.3%
Stericycle, Inc. (A) (B)	10,246	1,199,397
Containers & Packaging - 1.8%
Rock-Tenn Co. - Class A	9,045	917,887
Electrical Equipment - 2.6%
AMETEK, Inc. - Class A (A)	27,603	1,364,140
Electronic Equipment & Instruments - 3.1%
Trimble Navigation, Ltd. (A) (B)	50,574	1,635,057
Food & Staples Retailing - 3.3%
Casey’s General Stores, Inc. (A)	13,655	937,689
Fresh Market, Inc. (A) (B)	22,912	801,003
Food Products - 3.4%
McCormick & Co., Inc. (A)	14,498	930,482
WhiteWave Foods Co. - Class A (A) (B)	33,653	814,739
Gas Utilities - 1.6%
EQT Corp. (A)	9,126	846,984
Health Care Equipment & Supplies - 8.3%
Alere, Inc. (A) (B)	43,254	1,639,327
Align Technology, Inc. (A) (B)	28,178	1,674,337
Cyberonics, Inc. (A) (B)	14,593	974,812
Hotels, Restaurants & Leisure - 2.6%
Cheesecake Factory, Inc. (A)	29,908	1,332,102
Household Durables - 2.7%
Whirlpool Corp. (A)	10,406	1,387,120
Insurance - 2.2%
CNO Financial Group, Inc.	68,654	1,162,999
IT Services - 1.7%
NeuStar, Inc. - Class A (A) (B)	26,556	899,983
Machinery - 2.7%
Stanley Black & Decker, Inc. (A)	17,823	1,379,500
Media - 1.3%
Scripps Networks Interactive, Inc. - Class A (A)	9,554	692,856
Oil, Gas & Consumable Fuels - 4.4%
Cimarex Energy Co.	15,415	1,510,362
Energen Corp. (A)	10,970	775,798
Professional Services - 2.4%
Equifax, Inc. (A)	17,616	1,234,177
Real Estate Investment Trusts - 1.9%
Colony Financial, Inc. (A)	45,188	1,003,174
Semiconductors & Semiconductor Equipment - 4.7%
KLA-Tencor Corp. (A)	16,134	991,757
Synaptics, Inc. (A) (B)	24,362	1,421,766

	Shares	Value
Software - 8.5%
Fortinet, Inc. (B)	36,720	$ 778,464
PTC, Inc. (B)	57,132	2,038,470
Solera Holdings, Inc.	23,937	1,599,709
Specialty Retail - 11.6%
Dick’s Sporting Goods, Inc. (A)	23,242	1,220,205
DSW, Inc. - Class A (A)	27,922	1,051,263
Murphy USA, Inc. (A) (B)	24,920	965,401
Sally Beauty Holdings, Inc. (A) (B)	44,701	1,268,615
Williams-Sonoma, Inc. - Class A (A)	27,593	1,504,370
Textiles, Apparel & Luxury Goods - 2.5%
Under Armour, Inc. - Class A (A) (B)	11,816	1,277,428
Trading Companies & Distributors - 2.3%
Air Lease Corp. - Class A	37,847	1,191,424

Total Common Stocks (cost $49,792,086)		50,733,961

SECURITIES LENDING COLLATERAL - 24.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (C)	12,903,915	12,903,915

Total Securities Lending Collateral (cost $12,903,915)		12,903,915

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.01% (C), dated 01/31/2014, to be repurchased at $276,004 on 02/03/2014. Collateralized by a U.S. Government Obligation, 2.50%, due 11/01/2027, and with a value of $284,000.	$ 276,003	276,003

Total Repurchase Agreement (cost $276,003)		276,003

Total Investment Securities (cost $62,972,004) (D)		63,913,879
Other Assets and Liabilities - Net - (23.3)%		(12,074,962)

Net Assets - 100.0%		$ 51,838,917

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Common Stocks	$50,733,961	$—	$—	$50,733,961
Securities Lending Collateral	12,903,915	—	—	12,903,915
Repurchase Agreement	—	276,003	—	276,003

Total Investment Securities	$63,637,876	$276,003	$—	$63,913,879

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $12,623,335. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at January 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $62,972,004. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $2,840,791 and $1,898,916, respectively. Net unrealized appreciation for tax purposes is $941,875.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Beverages - 1.8%
Beam, Inc.	10,286	$856,824
Brown-Forman Corp. - Class B	10,255	789,635
Dr. Pepper Snapple Group, Inc.	58,915	2,820,850
Building Products - 0.8%
Fortune Brands Home & Security, Inc.	42,066	1,895,494
Capital Markets - 5.1%
Ameriprise Financial, Inc.	37,180	3,927,695
Invesco, Ltd.	72,964	2,426,053
Legg Mason, Inc. (A)	26,655	1,128,839
Northern Trust Corp.	41,129	2,476,788
T. Rowe Price Group, Inc.	35,435	2,779,522
Chemicals - 4.2%
Airgas, Inc.	31,256	3,226,869
Albemarle Corp.	48,403	3,106,505
Sherwin-Williams Co.	8,062	1,477,442
Sigma-Aldrich Corp.	29,820	2,772,365
Commercial Banks - 6.7%
City National Corp.	26,880	1,944,768
Cullen/Frost Bankers, Inc. (A)	8,539	632,057
Fifth Third Bancorp	190,206	3,998,130
First Republic Bank - Class A	31,067	1,507,681
Huntington Bancshares, Inc. - Class A	133,190	1,208,033
M&T Bank Corp. (A)	29,654	3,306,718
SunTrust Banks, Inc.	80,432	2,977,593
Zions Bancorporation (A)	43,660	1,255,225
Communications Equipment - 0.4%
CommScope Holding Co., Inc. (A) (B)	62,700	1,124,211
Consumer Finance - 0.1%
Santander Consumer USA Holdings, Inc. (B)	12,800	328,064
Containers & Packaging - 3.7%
Ball Corp.	92,827	4,751,814
Rock-Tenn Co. - Class A	22,137	2,246,463
Silgan Holdings, Inc.	51,300	2,351,079
Distributors - 0.4%
Genuine Parts Co. (A)	13,758	1,131,596
Electric Utilities - 2.8%
Edison International	41,336	1,990,742
Westar Energy, Inc. - Class A (A)	80,591	2,673,203
Xcel Energy, Inc.	85,521	2,472,412
Electrical Equipment - 2.8%
AMETEK, Inc. - Class A	50,550	2,498,181
Hubbell, Inc. - Class B	18,986	2,216,236
Regal Beloit Corp.	32,620	2,416,816
Electronic Equipment & Instruments - 3.0%
Amphenol Corp. - Class A	44,870	3,898,306
Arrow Electronics, Inc. (B)	70,274	3,610,678
Food & Staples Retailing - 1.0%
Kroger Co.	72,226	2,607,359
Food Products - 0.8%
Hershey Co.	19,820	1,970,108
Gas Utilities - 2.5%
EQT Corp.	25,109	2,330,366
National Fuel Gas Co.	21,934	1,652,946
Questar Corp.	98,843	2,305,019
Health Care Equipment & Supplies - 0.8%
CareFusion Corp. - Class A (B)	51,635	2,105,159

	Shares	Value
Health Care Providers & Services - 4.0%
AmerisourceBergen Corp. - Class A	39,738	$2,671,188
CIGNA Corp.	42,125	3,635,809
Henry Schein, Inc. (B)	14,377	1,651,774
Humana, Inc. - Class A	21,708	2,112,188
Hotels, Restaurants & Leisure - 1.2%
Marriott International, Inc. - Class A	48,929	2,412,200
Yum! Brands, Inc.	10,763	722,735
Household Durables - 1.9%
Jarden Corp. (B)	38,240	2,311,608
Mohawk Industries, Inc. (B)	18,115	2,575,591
Household Products - 0.9%
Energizer Holdings, Inc.	23,040	2,177,280
Industrial Conglomerates - 1.3%
Carlisle Cos., Inc.	42,478	3,165,885
Insurance - 9.1%
Alleghany Corp. (B)	4,485	1,669,900
Chubb Corp. - Class A	22,150	1,872,561
Hartford Financial Services Group, Inc.	59,840	1,989,680
Loews Corp.	101,007	4,503,902
Marsh & McLennan Cos., Inc.	101,640	4,645,964
Old Republic International Corp.	121,650	1,900,173
Unum Group	68,339	2,200,516
WR Berkley Corp.	51,224	1,985,442
XL Group PLC - Class A	75,298	2,164,065
Internet & Catalog Retail - 1.6%
Expedia, Inc.	52,388	3,404,172
TripAdvisor, Inc. (A) (B)	7,185	554,610
IT Services - 1.4%
Jack Henry & Associates, Inc.	62,280	3,473,978
Machinery - 2.7%
IDEX Corp.	41,860	3,014,338
Rexnord Corp. (A) (B)	48,568	1,261,797
Snap-on, Inc.	25,140	2,517,771
Media - 2.8%
CBS Corp. - Class B	25,437	1,493,661
Clear Channel Outdoor Holdings, Inc. - Class A	63,193	597,174
DISH Network Corp. - Class A (B)	48,045	2,708,777
Gannett Co., Inc.	78,002	2,147,395
Multi-Utilities - 4.9%
CenterPoint Energy, Inc.	96,786	2,264,793
CMS Energy Corp.	94,062	2,613,983
NiSource, Inc. - Class B	62,890	2,161,529
Sempra Energy	34,618	3,209,435
Wisconsin Energy Corp. (A)	48,978	2,089,891
Multiline Retail - 2.2%
Family Dollar Stores, Inc.	29,815	1,843,163
Kohl’s Corp. (A)	73,406	3,716,546
Oil, Gas & Consumable Fuels - 4.1%
Energen Corp.	38,965	2,755,605
PBF Energy, Inc. - Class A (A)	58,033	1,504,796
QEP Resources, Inc.	66,246	2,046,339
Southwestern Energy Co. (B)	49,740	2,023,920
Williams Cos., Inc.	47,339	1,916,756
Professional Services - 1.2%
Equifax, Inc.	44,950	3,149,197
Real Estate Investment Trusts - 6.7%
American Campus Communities, Inc.	41,784	1,452,412
American Homes 4 Rent - Class A	77,629	1,294,852
AvalonBay Communities, Inc.	18,991	2,345,389
Brixmor Property Group, Inc.	51,128	1,057,327
HCP, Inc.	48,695	1,906,409

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
Real Estate Investment Trusts (continued)
Kimco Realty Corp.	120,125	$ 2,511,814
Rayonier, Inc.	43,801	1,938,632
Regency Centers Corp.	34,685	1,669,736
Vornado Realty Trust - Class A	30,351	2,787,132
Real Estate Management & Development - 0.8%
Brookfield Office Properties, Inc.	105,853	1,976,276
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc. - Class A	72,407	3,495,086
KLA-Tencor Corp.	36,929	2,270,026
Xilinx, Inc.	68,975	3,201,819
Software - 1.1%
Synopsys, Inc. (B)	69,976	2,789,243
Specialty Retail - 6.4%
AutoZone, Inc. (B)	7,619	3,771,862
Bed Bath & Beyond, Inc. (B)	23,985	1,531,442
Best Buy Co., Inc.	29,700	699,138
Gap, Inc. - Class A	104,648	3,984,996
PetSmart, Inc. - Class A (A)	38,424	2,420,712
Tiffany & Co.	19,403	1,614,136
TJX Cos., Inc.	22,653	1,299,376
Williams-Sonoma, Inc. - Class A	15,600	850,512
Textiles, Apparel & Luxury Goods - 1.3%
PVH Corp.	18,614	2,249,874
V.F. Corp.	16,880	986,636
Thrifts & Mortgage Finance - 0.3%
Hudson City Bancorp, Inc.	71,250	644,100
Trading Companies & Distributors - 1.1%
MSC Industrial Direct Co., Inc. - Class A	32,341	2,717,291

Total Common Stocks (cost $163,525,743)		245,500,159

SECURITIES LENDING COLLATERAL - 7.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (C)	18,789,156	18,789,156

Total Securities Lending Collateral (cost $18,789,156)		18,789,156

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
State Street Bank & Trust Co. 0.01% (C), dated 01/31/2014, to be repurchased at $6,749,240 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $6,886,988.	$ 6,749,235	6,749,235

Total Repurchase Agreement (cost $6,749,235)		6,749,235

Total Investment Securities (cost $189,064,134) (D)		271,038,550
Other Assets and Liabilities - Net - (7.6)%		(19,190,528)

Net Assets - 100.0%		$251,848,022

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Common Stocks	$245,500,159	$—	$—	$245,500,159
Securities Lending Collateral	18,789,156	—	—	18,789,156
Repurchase Agreement	—	6,749,235	—	6,749,235

Total Investment Securities	$264,289,315	$6,749,235	$—	$271,038,550

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $18,371,926. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at January 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $189,064,134. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $82,543,804 and $569,388, respectively. Net unrealized appreciation for tax purposes is $81,974,416.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 6.4%
Energy Equipment & Services - 0.8%
El Paso LLC, Series MTN
7.75%, 01/15/2032 (A)	$ 1,000,000	$ 1,031,653
Hiland Partners, LP / Hiland Partners Finance Corp.
7.25%, 10/01/2020 - 144A (A)	1,000,000	1,070,000
Oil, Gas & Consumable Fuels - 5.6%
Aurora USA Oil & Gas, Inc.
7.50%, 04/01/2020 - 144A	1,500,000	1,560,000
9.88%, 02/15/2017 - 144A	800,000	868,000
Clayton Williams Energy, Inc.
7.75%, 04/01/2019 - 144A (A)	1,000,000	1,035,000
Concho Resources, Inc.
5.50%, 04/01/2023	750,000	757,500
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC
9.25%, 06/01/2021	800,000	832,000
Parsley Energy LLC / Parsley Finance Corp.
7.50%, 02/15/2022 - 144A	200,000	200,000
PDC Energy, Inc.
7.75%, 10/15/2022 (A)	1,000,000	1,077,500
Rex Energy Corp.
8.88%, 12/01/2020	1,000,000	1,100,000
RKI Exploration & Production LLC / RKI Finance Corp.
8.50%, 08/01/2021 - 144A	1,000,000	1,060,000
Sanchez Energy Corp.
7.75%, 06/15/2021 - 144A	1,000,000	1,032,500
SemGroup Corp.
7.50%, 06/15/2021 - 144A (A)	500,000	532,500
Williams Cos., Inc.
8.75%, 03/15/2032	4,750,000	5,636,892

Total Corporate Debt Securities (cost $17,931,239)		17,793,545

	Shares	Value
PREFERRED STOCK - 0.9%
Marine - 0.9%
Seaspan Corp. - Series D, 7.95% (A)	100,000	2,507,000

Total Preferred Stock (cost $2,500,000)		2,507,000

COMMON STOCKS - 51.2%
Chemicals - 0.4%
Dow Chemical Co.	25,000	1,137,750
Electric Utilities - 2.4%
NRG Yield, Inc. - Class A (A)	138,759	5,403,275
Southern Co. (A)	32,500	1,340,300
Energy Equipment & Services - 2.1%
Exterran Holdings, Inc. (A) (B)	60,800	2,112,192
Seadrill, Ltd. (A)	71,000	2,535,410
Transocean, Ltd. (A)	27,500	1,190,200
Multi-Utilities - 2.5%
CenterPoint Energy, Inc.	157,900	3,694,860
Dominion Resources, Inc. (A)	25,000	1,697,750
NiSource, Inc. - Class B (A)	43,500	1,495,095
Oil, Gas & Consumable Fuels - 43.8%
AltaGas, Ltd.	34,500	1,283,044
ARC Resources, Ltd. (A)	150,200	3,917,675

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Bonavista Energy Corp. (A)	110,000	$ 1,449,877
Crescent Point Energy Corp. (A)	36,300	1,255,467
Crosstex Energy, Inc. (A)	57,109	2,141,587
Enbridge Energy Management LLC (A)	394,813	11,149,519
Enbridge, Inc.	137,613	5,778,370
GasLog, Ltd.	30,000	628,800
Golar LNG, Ltd. (A)	20,000	710,200
HollyFrontier Corp. (A)	51,600	2,389,080
Inter Pipeline, Ltd. (A)	95,000	2,362,738
Kinder Morgan Management LLC (A) (B)	250,215	18,888,712
Kinder Morgan, Inc. (A)	291,200	9,903,712
Marathon Petroleum Corp.	24,500	2,132,725
ONEOK, Inc. (A)	182,900	12,526,821
Pacific Coast Oil Trust	104,252	1,457,443
Pembina Pipeline Corp. (A) (B)	143,200	4,911,760
Phillips 66	32,000	2,338,880
QEP Resources, Inc.	32,000	988,480
SemGroup Corp. - Class A	55,600	3,433,856
Spectra Energy Corp. (A)	163,900	5,892,205
Targa Resources Corp. (A)	78,017	7,044,155
Teekay Corp.	50,000	2,708,500
TransCanada Corp.	62,100	2,697,624
Tsakos Energy Navigation, Ltd.	125,000	850,000
Whiting USA Trust II (A)	97,937	1,327,046
Williams Cos., Inc.	278,300	11,268,367

Total Common Stocks (cost $134,815,300)		142,043,475

MASTER LIMITED PARTNERSHIPS - 36.8%
Energy Equipment & Services - 2.3%
Exterran Partners, LP	40,000	1,196,000
Seadrill Partners LLC	164,251	5,070,428
Marine - 0.4%
Navios Maritime Partners, LP	51,624	947,817
Metals & Mining - 0.2%
SunCoke Energy Partners, LP	22,400	646,912
Oil, Gas & Consumable Fuels - 33.9%
Access Midstream Partners, LP	63,700	3,570,385
Buckeye Partners, LP	600	43,794
Capital Product Partners, LP	431,197	4,536,192
Crestwood Midstream Partners, LP	213,860	4,940,166
Crosstex Energy, LP	35,000	961,800
DCP Midstream Partners, LP	89,400	4,490,562
Dynagas LNG Partners, LP	200,500	4,286,690
Energy Transfer Equity, LP	100,100	4,176,172
Energy Transfer Partners, LP - Class B	125,198	6,949,741
Enterprise Products Partners, LP	105,742	7,019,154
EV Energy Partner, LP	16,400	589,416
Global Partners, LP/MA	11,224	451,990
Golar LNG Partners, LP	178,396	5,432,158
Holly Energy Partners, LP	42,607	1,378,763
KNOT Offshore Partners, LP	153,854	4,123,287
Magellan Midstream Partners, LP	35,400	2,352,684
MarkWest Energy Partners, LP	77,287	5,424,775
MPLX, LP	15,000	690,150
Oiltanking Partners, LP	10,000	636,300
Phillips 66 Partners, LP	4,734	177,194
Plains All American Pipeline, LP	54,300	2,741,607
Plains GP Holdings, LP - Class A	208,500	5,300,070
QEP Midstream Partners, LP	58,000	1,386,200
Regency Energy Partners, LP	151,900	4,166,617
Sprague Resources, LP	42,600	780,432
Summit Midstream Partners, LP	36,500	1,387,365
Sunoco Logistics Partners, LP	9,580	752,796
Targa Resources Partners, LP	45,406	2,384,269
Teekay Offshore Partners, LP	88,800	2,795,424

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Tesoro Logistics, LP	12,200	$ 648,552
Valero Energy Partners, LP	7,352	261,364
Western Gas Equity Partners, LP	32,500	1,338,025
Western Gas Partners, LP	90,100	5,357,346
Williams Partners, LP	40,100	2,009,010
World Point Terminals, LP	30,000	585,900

Total Master Limited Partnerships (cost $96,794,640)		101,987,507

SECURITIES LENDING COLLATERAL - 25.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (C)	69,881,366	69,881,366

Total Securities Lending Collateral (cost $69,881,366)		69,881,366

	Principal	Value
REPURCHASE AGREEMENT - 6.4%
State Street Bank & Trust Co. 0.01% (C), dated 01/31/2014, to be repurchased at $17,911,919 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 10/20/2027, and with a value of $18,274,380.	$ 17,911,904	17,911,904

Total Repurchase Agreement (cost $17,911,904)		17,911,904

Total Investment Securities (cost $339,834,449) (D)		352,124,797
Other Assets and Liabilities - Net - (26.9)%		(74,662,662)

Net Assets - 100.0%		$ 277,462,135

	Contracts	Value
WRITTEN OPTIONS - (0.0)% (E)
Call Options - (0.0)% (E)
Phillips 66
Strike Price $ 77.50
Expires 02/22/2014	160	(7,200)
Phillips 66
Strike Price $ 80.00
Expires 03/22/2014	160	(10,400)
Teekay Corp.
Strike Price $ 55.00
Expires 02/22/2014	500	(55,000)

Total Written Options (premiums $(82,786))		(72,600)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Corporate Debt Securities	$—	$17,793,545	$—	$17,793,545
Preferred Stock	2,507,000	—	—	2,507,000
Common Stocks	142,043,475	—	—	142,043,475
Master Limited Partnerships	101,987,507	—	—	101,987,507
Securities Lending Collateral	69,881,366	—	—	69,881,366
Repurchase Agreement	—	17,911,904	—	17,911,904

Total Investment Securities	$316,419,348	$35,705,449	$—	$352,124,797

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
LIABILITIES
Derivative Financial Instruments
Written Options	$(72,600)	$—	$—	$(72,600)

Total Derivative Financial Instruments	$(72,600)	$—	$—	$(72,600)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $68,191,537. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at January 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $339,834,449. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $17,425,662 and $5,135,314, respectively. Net unrealized appreciation for tax purposes is $12,290,348.
(E)	Percentage rounds to less than 0.1%.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities aggregated $7,358,000, or 2.65% of the fund’s net assets.
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Money Market

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITY - 2.6%
Commercial Banks - 2.6%
Korea Development Bank, Series MTN
0.59%, 01/16/2015 - 144A (A)	$ 5,500,000	$ 5,500,000

Total Corporate Debt Security (cost $5,500,000)		5,500,000

CERTIFICATES OF DEPOSIT - 32.0%
Cash Equivalent - 4.3%
US Bank
0.10%, 02/03/2014 (B)	9,000,000	9,000,000
Commercial Banks - 24.8%
Bank of Nova Scotia
0.23%, 04/09/2014 (B)	3,000,000	3,000,000
0.26%, 08/05/2014 (B)	6,000,000	6,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.09%, 02/06/2014 (B)	3,500,000	3,500,000
0.34%, 06/20/2014 (B)	6,500,000	6,500,000
Barclays Bank PLC
0.60%, 04/02/2014 - 144A (B) (C)	5,000,000	5,000,000
Commonwealth Bank of Australia
0.23%, 11/24/2014 - 144A (B)	2,000,000	2,000,000
0.24%, 05/15/2014 - 144A (B)	3,500,000	3,500,174
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.37%, 07/11/2014 (B)	10,000,000	10,000,000
National Australia Bank, Ltd.
0.23%, 10/23/2014 (B)	2,500,000	2,500,003
Sumitomo Mitsui Banking Corp.
0.21%, 02/28/2014 (B)	7,500,000	7,500,000
Swedbank (Sparbank)
0.31%, 03/05/2014 (B)	2,000,000	2,000,170
Consumer Finance - 2.9%
Toyota Motor Credit
0.21%, 04/28/2014 (B)	6,000,000	6,000,000

Total Certificates of Deposit (cost $66,500,347)		66,500,347

COMMERCIAL PAPER - 49.3%
Chemicals - 0.5%
Ecolab, Inc.
0.27%, 02/28/2014 - 144A (B)	1,000,000	999,843
Commercial Banks - 16.8%
HSBC USA, Inc.
0.25%, 09/05/2014 (B)	2,000,000	1,997,000
Lloyds Bank PLC
0.06%, 02/05/2014 (B)	6,000,000	5,999,963
Mizuho Funding LLC
0.20%, 04/07/2014 - 144A (B)	5,000,000	4,998,240
0.24%, 07/01/2014 - 144A (B)	3,000,000	2,997,062
PNC Bank NA
0.27%, 04/16/2014 - 07/31/2014 (B)	6,000,000	5,994,600
Skandinaviska Enskilda Banken AB
0.29%, 02/26/2014 - 144A (B)	8,000,000	7,998,389
Standard Chartered PLC
1.19%, 05/12/2014 - 144A (A)	2,800,000	2,806,748
Sumitomo Mitsui Banking Corp.
0.08%, 02/04/2014 - 144A (B)	2,000,000	1,999,987
Diversified Financial Services - 29.6%
BNP Paribas Finance, Inc.
0.06%, 02/07/2014 (B)	3,000,000	2,999,970
0.07%, 02/04/2014 (B)	5,000,000	4,999,971

	Principal	Value
Diversified Financial Services (continued)
Cancara Asset Securitisation LLC
0.17%, 04/03/2014 - 144A (B)	$ 3,895,000	$ 3,893,878
Chariot Funding LLC
0.30%, 07/17/2014 - 144A (B)	2,500,000	2,496,542
CIESCO LLC
0.17%, 02/07/2014 - 144A (B)	4,000,000	3,999,887
Collateralized Commercial Paper II Co. LLC
0.40%, 06/03/2014 - 144A (B)	9,000,000	8,987,800
ING US Funding LLC
0.20%, 04/07/2014 (B)	4,400,000	4,398,411
Jupiter Securitization Co. LLC
0.23%, 06/06/2014 - 144A (B)	3,000,000	2,997,604
0.30%, 07/28/2014 - 144A (B)	3,250,000	3,245,206
Kells Funding LLC
0.24%, 04/16/2014 (B)	7,000,000	6,996,547
Natixis US Finance Co. LLC
0.11%, 02/04/2014 (B)	8,500,000	8,499,922
Regency Markets No. 1 LLC
0.14%, 02/18/2014 - 144A (B)	5,000,000	4,999,669
Thunder Bay Funding LLC
0.23%, 04/24/2014 - 144A (B)	3,000,000	2,998,428
Electric Utilities - 1.4%
OGE Energy Corp.
0.21%, 02/20/2014 - 144A (B)	1,000,000	999,889
Pacific Gas & Electric Co.
0.21%, 02/12/2014 - 144A (B)	1,000,000	999,936
Westar Energy, Inc.
0.23%, 02/28/2014 - 144A (B)	1,000,000	999,827
Multi-Utilities - 0.5%
Dominion Resources
0.16%, 03/07/2014 - 144A (B)	1,000,000	999,783
Oil, Gas & Consumable Fuels - 0.5%
Spectra Energy Partners, LP
0.26%, 02/04/2014 - 144A (B)	1,000,000	999,978

Total Commercial Paper (cost $102,305,080)		102,305,080

DEMAND NOTE - 2.3%
Capital Markets - 2.3%
Goldman Sachs Co. Promissory Note
0.44%, 04/14/2014 (B) (C)	4,750,000	4,750,000

Total Demand Note (cost $4,750,000)		4,750,000

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.4%
U.S. Treasury Bill
0.09%, 06/26/2014 (B)	5,000,000	4,998,258

Total Short-Term U.S. Government Obligation (cost $4,998,258)		4,998,258

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.1%
Freddie Mac
0.06%, 03/19/2014 (B)	5,000,000	4,999,649
0.15%, 02/03/2014 (B)	3,500,000	3,499,972

Total Short-Term U.S. Government Agency Obligations (cost $8,499,621)		8,499,621

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 7.4%

Barclays Capital, Inc. 0.03% (B), dated 01/31/2014, to be repurchased at $14,900,012 on 02/03/2014. Collateralized by U.S. Government Agency Obligations, 1.61% - 11.58%, due 11/25/2023 - 12/16/2053, and with a total value of $15,198,000.

	$ 14,900,000	$ 14,900,000
State Street Bank & Trust Co. 0.01% (B), dated 01/31/2014, to be repurchased at $387,560 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/15/2043, and with a value of $397,579.	387,559	387,559

Total Repurchase Agreements (cost $15,287,559)		15,287,559

Total Investment Securities (cost $207,840,865) (D)		207,840,865
Other Assets and Liabilities - Net - (0.1)%		(117,898)

Net Assets - 100.0%		$ 207,722,967

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Corporate Debt Security	$—	$5,500,000	$—	$5,500,000
Certificates of Deposit	—	66,500,347	—	66,500,347
Commercial Paper	—	102,305,080	—	102,305,080
Demand Note	—	4,750,000	—	4,750,000
Short-Term U.S. Government Obligation	—	4,998,258	—	4,998,258
Short-Term U.S. Government Agency Obligations	—	8,499,621	—	8,499,621
Repurchase Agreements	—	15,287,559	—	15,287,559

Total Investment Securities	$—	$207,840,865	$—	$207,840,865

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of January 31, 2014.
(B)	Rate shown reflects the yield at January 31, 2014.
(C)	Illiquid. Total aggregate fair value of illiquid securities is $9,750,000, or 4.69% of the fund's net assets.
(D)	Aggregate cost for federal income tax purposes is $207,840,865.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities aggregated $76,418,870, or 36.79% of the fund's net assets.
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 5.9%
U.S. Treasury Bond
2.75%, 08/15/2042 - 11/15/2042	$ 390,000	$ 328,668
3.75%, 11/15/2043 (A)	4,399,000	4,501,413
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	505,450	435,161
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	434,214	422,239
U.S. Treasury Note
0.38%, 01/31/2016	695,000	695,489
0.75%, 01/15/2017 (B)	2,985,000	2,991,063
1.25%, 11/30/2018	4,200	4,158
1.50%, 12/31/2018 (B)	1,105,000	1,105,691
1.50%, 01/31/2019	5,410,000	5,407,463
1.63%, 11/15/2022	513,000	475,607
2.13%, 01/31/2021	335,000	334,581
2.38%, 12/31/2020	1,400,000	1,423,078
2.50%, 08/15/2023	2,475,000	2,445,609
2.75%, 11/15/2023	4,981,000	5,016,803

Total U.S. Government Obligations (cost $25,441,878)		25,587,023

U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.3%
Fannie Mae
2.08%, 02/01/2043 (C)	447,098	456,713
2.50%, 09/01/2027	2,383,168	2,398,931
3.00%, 01/01/2043 - 06/01/2043	4,934,608	4,803,282
3.33%, 10/25/2023 (C)	190,000	189,875
3.36%, 06/01/2041 (C)	157,282	165,790
3.50%, 09/01/2041 (C)	114,794	121,235
3.50%, 07/01/2028 - 08/01/2043	2,734,691	2,785,277
4.00%, 02/01/2025 - 02/01/2044	5,253,561	5,527,407
4.50%, 02/01/2025 - 01/01/2044	3,755,123	4,033,644
5.00%, 05/01/2018 - 08/01/2041	1,809,157	1,981,038
5.50%, 07/01/2019 - 11/01/2038	2,022,807	2,236,424
6.00%, 08/01/2036 - 06/01/2041	858,118	950,702
6.50%, 05/01/2040	571,578	637,004
Fannie Mae, IO
2.39%, 01/25/2022 (C)	572,689	73,201
Fannie Mae, TBA
3.00%	1,500,000	1,542,063
3.50%	2,300,000	2,361,094
4.00%	825,000	864,187
4.50%	600,000	642,203
6.00%	700,000	775,141
Freddie Mac
2.64%, 01/25/2023	310,430	298,334
3.00%, 03/01/2043 - 08/01/2043	1,958,365	1,902,232
3.50%, 04/01/2042 - 12/01/2043	1,435,732	1,454,911
4.50%, 09/01/2043 - 11/01/2043	487,125	522,570
5.00%, 04/01/2018	23,784	25,397
5.50%, 09/01/2018 - 06/01/2041	405,096	442,514
Freddie Mac, IO
0.76%, 10/25/2020 (C)	12,245,000	505,155
1.39%, 11/25/2019 (C)	6,159,407	407,137
1.51%, 06/25/2022 (C)	1,764,320	173,579
1.56%, 12/25/2018 (C)	845,161	55,221
1.78%, 05/25/2019 (C)	715,064	57,167
Freddie Mac, TBA
2.50%	800,000	803,125
3.00%	500,000	515,176
3.50%	3,150,000	3,178,547
4.00%	1,800,000	1,874,531
4.50%	1,100,000	1,173,562

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac, TBA (continued)
5.00%	$ 1,300,000	$ 1,411,719
5.50%	100,000	109,410
FREMF Mortgage Trust
Series 2012-K23, Class B
3.66%, 10/25/2045 - 144A (C)	120,000	113,965
Series 2012-K706, Class C
4.02%, 11/25/2044 - 144A (C)	25,900	25,348
Series 2012-K711, Class B
3.56%, 08/25/2045 - 144A (C)	160,000	159,181
Series 2013-K713, Class B
3.17%, 04/25/2046 - 144A (C)	30,000	28,827
Ginnie Mae
3.50%, 12/15/2042 - 07/15/2043	389,626	401,949
4.00%, 09/15/2042 - 11/20/2043	1,962,802	2,084,434
4.50%, 05/20/2041 - 02/15/2042	2,773,813	3,022,285
5.00%, 12/15/2038 - 12/15/2040	381,850	420,715
Ginnie Mae, IO
1.02%, 02/16/2053 (C)	982,493	72,057
Ginnie Mae, TBA
3.00%	2,475,000	2,452,957
3.50%	2,600,000	2,678,000
4.00%	200,000	212,039
4.50%	800,000	867,875
5.00%	1,300,000	1,426,141
5.50%	500,000	552,363

Total U.S. Government Agency Obligations (cost $61,707,024)		61,973,634

FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
Mexico Government International Bond
4.00%, 10/02/2023	340,000	334,900
Mexico Government International Bond, Series MTN
5.55%, 01/21/2045	146,000	144,175
Spain Government Bond
4.40%, 10/31/2023 - Reg S	EUR 315,000	449,562

Total Foreign Government Obligations (cost $926,196)		928,637

MORTGAGE-BACKED SECURITIES - 5.7%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A (C)	$ 54,997	54,984
Banc of America Commercial Mortgage Trust
Series 2007-1, Class AMFX
5.48%, 01/15/2049 (C)	20,000	21,105
Series 2007-3, Class A1A
5.62%, 06/10/2049 (C)	398,230	434,268
Series 2007-3, Class AM
5.62%, 06/10/2049 (C)	170,000	187,437
Banc of America Re-REMIC Trust
Series 2010-UB4, Class A4A
5.00%, 12/20/2041 - 144A (C)	234,069	238,165
Series 2012-CLRN, Class A
1.31%, 08/15/2029 - 144A (C)	122,000	122,078
BB-UBS Trust, IO
Series 2012-SHOW, Class XA
0.60%, 11/05/2036 - 144A (C)	3,045,000	172,478
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.79%, 08/26/2035 - 144A (C)	335,516	332,958
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A (C)	95,394	95,816
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A (C)	337,569	361,724
Series 2009-RR6, Class 2A1

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
2.70%, 08/26/2035 - 144A (C)	$ 261,832	$ 243,523
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (C)	366,928	390,894
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A (C)	46,401	47,077
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	330,074	361,075
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	249,162	272,822
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (C)	407,177	450,698
CD Mortgage Trust
Series 2007-CD5, Class AMA
6.12%, 11/15/2044 (C)	35,000	39,366
Citigroup Commercial Mortgage Trust, IO
Series 2013-GC15, Class XA
1.31%, 09/10/2046 (C)	1,459,826	108,470
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 - 144A (C)	100,000	108,079
Series 2013-CR11, Class AM
4.72%, 10/10/2046 (C)	70,000	74,286
COMM Mortgage Trust, IO
Series 2013-CR10, Class XA
1.05%, 08/10/2046 (C)	5,764,422	341,905
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class AM
5.35%, 12/10/2046	190,000	207,855
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 - 144A	380,000	356,340
Series 2013-FL3, Class A
1.68%, 10/13/2028 - 144A (C)	320,000	321,525
Series 2013-GAM, Class A2
3.37%, 02/10/2028 - 144A	210,000	204,041
Series 2014-CR14, Class A3
3.96%, 02/10/2047	575,000	590,999
Series 2014-CR14, Class B
4.61%, 02/10/2047 (C)	150,000	154,068
Commercial Mortgage Pass-Through Certificates, IO
Series 2013-CR7, Class XA
1.61%, 03/10/2046 (C)	1,672,216	149,356
Series 2013-LC6, Class XA
1.80%, 01/10/2046 (C)	2,556,040	244,910
Commercial Mortgage Trust
Series 2007-GG11, Class A4
5.74%, 12/10/2049	80,000	89,496
Credit Suisse Commercial Mortgage Trust
Series 2007-C4, Class A3
5.76%, 09/15/2039 (C)	765,000	766,551
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C3, Class AJ
4.77%, 07/15/2037	35,000	36,015
Credit Suisse Mortgage Capital Certificates
Series 2007-TF2A, Class A3
0.43%, 04/15/2022 - 144A (C)	165,000	160,299
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	58,396	59,918
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A (C)	194,410	201,844
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	109,857	112,380

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A (C)	$ 585,000	$ 651,485
DBRR Trust
Series 2011-C32, Class A3A
5.75%, 06/17/2049 - 144A (C)	150,000	168,603
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	268,924	268,953
Series 2013-EZ3, Class A
1.64%, 12/18/2049 - 144A (C)	183,221	183,508
Extended Stay America Trust
Series 2013-ESH7, Class A27
2.96%, 12/05/2031 - 144A	165,000	162,913
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (C)	70,000	77,408
GS Mortgage Securities Corp. II
Series 2012-SHOP, Class A
2.93%, 06/05/2031 - 144A	400,000	403,370
Series 2013-KING, Class E
3.44%, 12/10/2027 - 144A (C)	320,000	283,136
GS Mortgage Securities Corp. II, IO
Series 2013-GC10, Class XA
1.76%, 02/10/2046 (C)	2,406,200	257,605
Series 2013-KYO, Class XB1
3.25%, 11/08/2029 - 144A (C)	2,271,000	98,763
GS Mortgage Securities Trust
Series 2006-GG8, Class AJ
5.62%, 11/10/2039	40,000	39,095
Series 2006-GG8, Class AM
5.59%, 11/10/2039	60,000	65,610
Series 2007-GG10, Class A1A
5.81%, 08/10/2045 (C)	273,570	300,823
Series 2007-GG10, Class A4
5.81%, 08/10/2045 (C)	280,000	308,641
Hilton USA Trust, IO
Series 2013-HLT, Class X1FX
1.67%, 11/05/2030 - 144A (C)	15,000,000	229,560
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.67%, 12/26/2037 - 144A (C)	233,845	234,416
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	162,847	176,268
Series 2009-R7, Class 12A1
2.62%, 08/26/2036 - 144A (C)	141,119	139,146
Series 2009-R7, Class 1A1
2.34%, 02/26/2036 - 144A (C)	418,695	414,267
Series 2009-R7, Class 4A1
2.62%, 09/26/2034 - 144A (C)	287,284	283,309
Series 2009-R9, Class 1A1
2.40%, 08/26/2046 - 144A (C)	217,519	219,102
Series 2010-R2, Class 1A1
6.00%, 05/26/2036 - 144A	189,370	197,790
Series 2010-R3, Class 1A1
2.85%, 03/21/2036 - 144A (C)	160,951	162,494
JPMBB Commercial Mortgage Securities Trust, IO
Series 2013-C14, Class XA
1.04%, 08/15/2046 (C)	3,255,076	164,642
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	142,047	142,068
Series 2006-CB14, Class AM
5.45%, 12/12/2044 (C)	100,000	107,388
Series 2006-LDP9, Class AM
5.37%, 05/15/2047	50,000	52,858

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. (continued)
Series 2007-CB20, Class AM
5.87%, 02/12/2051 (C)	$ 360,000	$ 409,096
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (C)	160,004	171,283
Series 2010-C1, Class B
5.95%, 06/15/2043 - 144A	370,000	427,662
Series 2013-C10, Class C
4.16%, 12/15/2047 (C)	90,000	86,414
Series 2013-LC11, Class C
3.96%, 04/15/2046 (C)	100,000	94,400
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2012-CBX, Class XA
2.01%, 06/15/2045 (C)	975,764	95,612
Series 2012-LC9, Class XA
1.94%, 12/15/2047 (C)	2,317,904	241,975
Series 2013-LC11, Class XA
1.59%, 04/15/2046 (C)	1,145,231	109,925
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (C)	492,682	543,281
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (C)	467,403	525,630
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	329,415	365,085
JPMorgan Re-REMIC Trust
Series 2009-7, Class 8A1
4.43%, 01/27/2047 - 144A (C)	107,233	107,623
Series 2010-4, Class 7A1
1.87%, 08/26/2035 - 144A (C)	198,961	198,845
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class C
4.93%, 12/15/2039 (C)	605,000	616,550
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (C)	125,000	129,261
Series 2007-C7, Class A3
5.87%, 09/15/2045 (C)	120,950	135,993
Series 2007-C7, Class AM
6.17%, 09/15/2045 (C)	110,000	126,609
Merrill Lynch / Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	720,000	805,597
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.28%, 11/12/2037 (C)	300,000	317,099
Series 2007-C1, Class A1A
5.84%, 06/12/2050 (C)	145,569	156,163
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13, Class C
4.90%, 11/15/2046 (C)	250,000	251,414
Morgan Stanley Bank of America Merrill Lynch Trust, IO
Series 2013-C13, Class XA
1.26%, 11/15/2046 (C)	2,138,392	173,073
Series 2013-C7, Class XA
1.74%, 02/15/2046 (C)	1,108,331	108,889
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class A2FX
5.60%, 04/12/2049 (C)	183,201	187,953
Series 2007-HQ12, Class AM
5.60%, 04/12/2049 (C)	280,000	306,718
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	484,779	531,403
Series 2007-IQ13, Class AM

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust (continued)
5.41%, 03/15/2044	$ 110,000	$ 120,173
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (C)	142,007	155,069
Series 2007-IQ15, Class AM
5.91%, 06/11/2049 (C)	260,000	283,284
Morgan Stanley Capital I Trust, IO
Series 2012-C4, Class XA
2.67%, 03/15/2045 - 144A (C)	1,562,801	191,956
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	49,430	50,309
Series 2012-IO, Class AXB2
1.00%, 03/27/2051 - 144A	100,000	98,500
Series 2012-IO, Class XAB1
1.00%, 03/27/2051 - 144A	101,561	102,067
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	165,730	166,062
Motel 6 Trust
Series 2012-MTL6, Class B
2.74%, 10/05/2025 - 144A	350,000	351,119
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.47%, 01/11/2037 - 144A (C)	410,000	362,194
SCG Trust
Series 2013-SRP1, Class A
1.56%, 11/15/2026 - 144A (C)	230,000	230,349
Series 2013-SRP1, Class AJ
2.11%, 11/15/2026 - 144A (C)	145,000	145,020
STRIPS, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 - 144A	262,884	260,255
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class B
5.24%, 07/15/2042 (C)	320,000	330,862
Series 2007-C33, Class AJ
5.92%, 02/15/2051 (C)	195,000	198,894
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	159,103	158,917
WF-RBS Commercial Mortgage Trust, IO
Series 2012-C10, Class XA
1.83%, 12/15/2045 - 144A (C)	1,475,588	158,133
Series 2013-C15, Class XA
0.71%, 08/15/2046 (C)	1,951,553	82,568

Total Mortgage-Backed Securities (cost $24,401,228)		24,577,310

ASSET-BACKED SECURITIES - 6.7%
American Credit Acceptance Receivables Trust
Series 2014-1, Class A
1.14%, 03/12/2018 - 144A	240,000	240,036
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	200,000	206,867
Series 2012-2, Class C
2.64%, 10/10/2017	125,000	128,493
Series 2012-3, Class C
2.42%, 05/08/2018	120,000	122,320
Series 2012-4, Class B
1.31%, 11/08/2017	75,000	75,157
Series 2012-4, Class C
1.93%, 08/08/2018	125,000	126,353
Series 2012-5, Class C
1.69%, 11/08/2018	90,000	90,057
Series 2013-4, Class B

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust (continued)
1.66%, 09/10/2018	$ 150,000	$ 151,035
Series 2013-4, Class C
2.72%, 09/09/2019	80,000	81,154
Series 2013-4, Class D
3.31%, 10/08/2019	85,000	86,496
Series 2013-5, Class B
1.52%, 01/08/2019	70,000	69,898
Series 2013-5, Class C
2.29%, 11/08/2019	35,000	35,213
AUTO Asset-Backed Securities Srl
Series 2012-2, Class A
2.80%, 04/27/2025 - Reg S	EUR 136,574	185,973
Chesapeake Funding LLC
Series 2012-1A, Class B
1.77%, 11/07/2023 - 144A (C)	$ 200,000	201,064
CHLUPA Trust
Series 2013-VM, Class A
3.33%, 08/15/2020 - 144A	306,988	307,372
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class A2
0.56%, 12/15/2016 - 144A	225,000	224,979
Series 2013-BA, Class A3
0.85%, 05/15/2018 - 144A	195,000	195,001
Series 2013-BA, Class A4
1.27%, 03/15/2019 - 144A	135,000	134,707
Series 2013-BA, Class B
1.78%, 06/17/2019 - 144A	60,000	59,802
Series 2013-BA, Class C
2.24%, 09/16/2019 - 144A	60,000	59,792
Series 2013-BA, Class D
2.89%, 10/15/2020 - 144A	60,000	59,794
Credit Acceptance Auto Loan Trust
Series 2012-2A, Class A
1.52%, 03/16/2020 - 144A	250,000	250,759
Series 2013-1A, Class A
1.21%, 10/15/2020 - 144A	250,000	250,296
Series 2013-2A, Class A
1.50%, 04/15/2021 - 144A	250,000	250,284
DT Auto Owner Trust
Series 2012-1A, Class B
2.26%, 10/16/2017 - 144A	27,281	27,295
Series 2012-1A, Class C
3.38%, 10/16/2017 - 144A	250,000	251,140
Series 2012-1A, Class D
4.94%, 07/16/2018 - 144A	250,000	257,216
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class D
3.50%, 01/15/2019	100,000	103,884
Series 2012-4, Class D
2.09%, 09/15/2016	155,000	155,902
Series 2012-5, Class C
2.14%, 09/15/2019	100,000	100,401
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	200,000	201,620
Series 2012-T2, Class B2
2.48%, 10/15/2045 - 144A	160,000	161,424
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	460,000	459,356
Series 2013-T2, Class C2
1.84%, 05/16/2044 - 144A	100,000	99,780
Series 2013-T2, Class D2
2.39%, 05/16/2044 - 144A	255,000	254,133
Series 2013-T3, Class A3
1.79%, 05/15/2046 - 144A	735,000	723,093
Series 2013-T4, Class AT4

	Principal	Value
ASSET-BACKED SECURITIES (continued)
HLSS Servicer Advance Receivables Backed Notes (continued)
1.18%, 08/15/2044 - 144A	$ 355,000	$ 354,894
Series 2013-T5, Class AT5
1.98%, 08/15/2046 - 144A	135,000	135,041
Series 2013-T6, Class AT6
1.29%, 09/15/2044 - 144A	270,000	270,054
Series 2014-T1, Class AT1
1.24%, 01/17/2045 - 144A	340,000	340,058
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	95,000	97,974
JG Wentworth XX LLC
Series 2010-1A, Class A
5.56%, 07/15/2059 - 144A	364,582	416,999
JG Wentworth XXI LLC
Series 2010-2A, Class A
4.07%, 01/15/2048 - 144A	339,623	362,609
JG Wentworth XXII LLC
Series 2010-3A, Class A
3.82%, 12/15/2048 - 144A	359,434	379,571
JGWPT XXVI LLC
Series 2012-2A, Class A
3.84%, 10/15/2059 - 144A	250,890	252,620
Nationstar Mortgage Advance Receivables Trust
Series 2013-T2A, Class A2
1.68%, 06/20/2046 - 144A	595,000	588,613
Nelnet Student Loan Trust
Series 2008-3, Class A4
1.89%, 11/25/2024 (C)	205,000	212,953
PFS Financing Corp.
Series 2012-AA, Class A
1.36%, 02/15/2016 - 144A (C)	260,000	260,081
Prestige Auto Receivables Trust
Series 2013-1A, Class A2
1.09%, 02/15/2018 - 144A	161,995	162,439
Series 2013-1A, Class A3
1.33%, 05/15/2019 - 144A	110,000	109,980
Santander Drive Auto Receivables Trust
Series 2011-S1A, Class B
1.48%, 05/15/2017 - 144A	148,659	148,739
Series 2012-1, Class B
2.72%, 05/16/2016	80,000	80,779
Series 2012-1, Class C
3.78%, 11/15/2017	110,000	113,674
Series 2012-2, Class C
3.20%, 02/15/2018	310,000	319,033
Series 2012-3, Class B
1.94%, 12/15/2016	255,000	257,638
Series 2012-3, Class C
3.01%, 04/16/2018	350,000	361,005
Series 2012-4, Class C
2.94%, 12/15/2017	230,000	237,253
Series 2012-5, Class B
1.56%, 08/15/2018	290,000	292,883
Series 2012-5, Class C
2.70%, 08/15/2018	140,000	144,231
Series 2012-6, Class B
1.33%, 05/15/2017	150,000	150,923
Series 2012-6, Class C
1.94%, 03/15/2018	175,000	176,743
Series 2012-AA, Class B
1.21%, 10/16/2017 - 144A	380,000	381,203
Series 2012-AA, Class C
1.78%, 11/15/2018 - 144A	795,000	797,489
Series 2013-2, Class B
1.33%, 03/15/2018	370,000	373,874
Series 2013-3, Class B

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
1.19%, 05/15/2018	$ 350,000	$ 349,847
Series 2013-4, Class B
2.16%, 01/15/2020	210,000	213,817
Series 2013-4, Class C
3.25%, 01/15/2020	170,000	175,674
Series 2013-4, Class E
4.67%, 01/15/2020 - 144A	515,000	530,184
Series 2013-5, Class B
1.55%, 10/15/2018	530,000	530,328
Series 2013-5, Class C
2.25%, 06/17/2019	250,000	251,029
Series 2013-A, Class B
1.89%, 10/15/2019 - 144A	280,000	283,048
Series 2013-A, Class C
3.12%, 10/15/2019 - 144A	110,000	113,493
Series 2013-A, Class D
3.78%, 10/15/2019 - 144A	70,000	72,749
Series 2014-1, Class B
1.59%, 10/15/2018	480,000	481,112
Series 2014-1, Class C
2.36%, 04/15/2020	250,000	251,015
Scholar Funding Trust
Series 2013-A, Class A
0.81%, 01/30/2045 - 144A (C)	661,543	655,710
SLM Private Credit Student Loan Trust
Series 2002-A, Class A2
0.79%, 12/16/2030 (C)	226,845	221,295
Series 2004-B, Class A2
0.44%, 06/15/2021 (C)	392,445	388,093
Series 2005-B, Class A2
0.42%, 03/15/2023 (C)	414,128	408,668
SLM Private Education Loan Trust
Series 2011-B, Class A2
3.74%, 02/15/2029 - 144A	100,000	104,583
Series 2011-C, Class A2A
3.41%, 10/17/2044 - 144A (C)	150,000	160,657
Series 2011-C, Class A2B
4.54%, 10/17/2044 - 144A	140,000	150,907
Series 2012-A, Class A1
1.56%, 08/15/2025 - 144A (C)	76,094	76,932
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	120,000	125,086
Series 2012-B, Class A2
3.48%, 10/15/2030 - 144A	400,000	418,390
Series 2012-C, Class A1
1.26%, 08/15/2023 - 144A (C)	343,418	345,310
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	430,000	445,833
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	620,000	634,031
Series 2012-E, Class A1
0.91%, 10/16/2023 - 144A (C)	166,183	166,506
Series 2012-E, Class A2B
1.91%, 06/15/2045 - 144A (C)	535,000	545,856
Series 2013-A, Class A1
0.76%, 08/15/2022 - 144A (C)	106,061	106,061
Series 2013-A, Class A2A
1.77%, 05/17/2027 - 144A	715,000	698,402
Series 2013-A, Class A2B
1.21%, 05/17/2027 - 144A (C)	470,000	463,764
Series 2013-B, Class A1
0.81%, 07/15/2022 - 144A (C)	476,980	476,751
Series 2013-B, Class A2A
1.85%, 06/17/2030 - 144A	955,000	926,635
Series 2013-C, Class A1
1.01%, 02/15/2022 - 144A (C)	375,411	376,181
Series 2013-C, Class A2A

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SLM Private Education Loan Trust (continued)
2.94%, 10/15/2031 - 144A	$ 305,000	$ 310,043
Series 2013-C, Class A2B
1.56%, 10/15/2031 - 144A (C)	155,000	155,975
SLM Student Loan Trust
Series 2003-11, Class A6
0.99%, 12/15/2025 - 144A (C)	390,000	389,289
Series 2008-5, Class A4
1.94%, 07/25/2023 (C)	170,000	177,187
Series 2013-6, Class A3
0.81%, 06/26/2028 (C)	415,000	416,913
SpringCastle America Funding LLC
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	590,875	595,130
TAL Advantage LLC
Series 2011-1A, Class A
4.60%, 01/20/2026 - 144A	801,500	804,559
World Financial Network Credit Card Master Trust
Series 2010-A, Class B
6.75%, 04/15/2019	170,000	182,045
Series 2012-C, Class A
2.23%, 08/15/2022	360,000	360,593
Series 2012-D, Class A
2.15%, 04/17/2023	455,000	449,055

Total Asset-Backed Securities (cost $29,049,351)		29,156,235

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
Los Angeles Community College District (General Obligation Unlimited)
6.60%, 08/01/2042	45,000	58,280
Metropolitan Transportation Authority (Revenue Bonds) Series E
6.81%, 11/15/2040	45,000	57,354
Municipal Electric Authority of Georgia (Revenue Bonds)
6.64%, 04/01/2057	35,000	38,928
New Jersey State Turnpike Authority (Revenue Bonds) Series F
7.41%, 01/01/2040	54,000	75,692
New York City Water & Sewer System (Revenue Bonds)
5.88%, 06/15/2044	45,000	54,726
New York State Dormitory Authority (Revenue Bonds) Series H
5.39%, 03/15/2040	40,000	45,405
Port Authority of New York & New Jersey (Revenue Bonds)
4.96%, 08/01/2046	70,000	72,258
State of California (General Obligation Unlimited)
7.60%, 11/01/2040	200,000	281,908
State of Illinois (General Obligation Unlimited)
5.10%, 06/01/2033	190,000	184,019
University of California (Revenue Bonds)
4.86%, 05/15/2112	40,000	37,040
Virginia Commonwealth University Health System Authority
4.96%, 01/01/2044	175,000	176,831

Total Municipal Government Obligations (cost $1,077,366)		1,082,441

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 9.8%
Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	$ 225,000	$ 230,067
5.10%, 01/15/2044	225,000	230,441
Airlines - 0.0% (D)
United Continental Holdings, Inc.
6.00%, 07/15/2028	95,000	85,357
Automobiles - 0.0% (D)
General Motors Co.
4.88%, 10/02/2023 - 144A	105,000	106,312
6.25%, 10/02/2043 - 144A	65,000	68,738
Beverages - 0.1%
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/2019	310,000	312,099
3.70%, 02/01/2024	280,000	284,311
Biotechnology - 0.0% (D)
Amgen, Inc.
5.65%, 06/15/2042	100,000	110,447
Capital Markets - 0.7%
Bank of New York Mellon Corp., Series MTN
2.10%, 01/15/2019	315,000	315,629
Goldman Sachs Group, Inc.
2.63%, 01/31/2019	490,000	490,417
3.63%, 02/07/2016	130,000	136,282
3.63%, 01/22/2023 (B)	289,000	282,054
5.75%, 01/24/2022	103,000	116,352
Goldman Sachs Group, Inc., Series MTN
1.84%, 11/29/2023 (C)	330,000	334,170
Morgan Stanley
2.50%, 01/24/2019 (B)	450,000	448,815
3.45%, 11/02/2015	443,000	461,143
3.80%, 04/29/2016	115,000	121,569
Morgan Stanley, Series MTN
5.00%, 11/24/2025	460,000	466,700
Chemicals - 0.3%
LyondellBasell Industries NV
5.00%, 04/15/2019	1,000,000	1,119,659
Commercial Banks - 0.4%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25%, 01/14/2019 (B)	250,000	250,037
HSBC Bank Brasil SA - Banco Multiplo, Series MTN
4.00%, 05/11/2016 - 144A	610,000	619,150
Intesa Sanpaolo SpA
5.25%, 01/12/2024	230,000	232,911
Wells Fargo & Co.
1.50%, 07/01/2015	130,000	131,752
2.15%, 01/15/2019 (B)	116,000	116,180
4.13%, 08/15/2023	110,000	109,735
5.38%, 11/02/2043	110,000	112,819
Commercial Services & Supplies - 0.1%
United Rentals North America, Inc.
7.63%, 04/15/2022	290,000	326,250
Construction & Engineering - 0.0% (D)
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/2022 - 144A	196,920	200,858
Consumer Finance - 0.0% (D)
Discover Financial Services
3.85%, 11/21/2022	217,000	209,967

	Principal	Value
Distributors - 0.1%
VWR Funding, Inc.
7.25%, 09/15/2017	$ 411,000	$ 437,715
Diversified Financial Services - 1.0%
Bank of America Corp.
2.60%, 01/15/2019	199,000	200,134
3.70%, 09/01/2015	525,000	547,561
4.10%, 07/24/2023 (B)	804,000	811,177
Bank of America Corp., Series MTN
3.30%, 01/11/2023 (B)	734,000	703,942
4.13%, 01/22/2024	405,000	408,929
5.00%, 01/21/2044	310,000	312,204
Citigroup, Inc.
3.38%, 03/01/2023	173,000	165,400
4.45%, 01/10/2017	89,000	96,392
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
3.50%, 03/15/2017 - 144A	45,000	45,056
4.88%, 03/15/2019 - 144A	60,000	59,775
6.00%, 08/01/2020 - 144A	75,000	77,719
JPMorgan Chase & Co.
3.20%, 01/25/2023 (B)	26,000	24,927
3.25%, 09/23/2022	128,000	124,088
3.88%, 02/01/2024 (B)	245,000	244,580
4.75%, 03/01/2015	265,000	276,473
6.75%, 02/01/2024 (C) (E)	143,000	144,931
Novus USA Trust
1.54%, 02/28/2014 - 144A (C) (F)	280,000	280,308
Diversified Telecommunication Services - 0.8%
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (B)	170,000	182,750
Level 3 Financing, Inc.
8.13%, 07/01/2019 (B)	400,000	439,000
Sprint Capital Corp.
6.88%, 11/15/2028	135,000	128,925
Verizon Communications, Inc.
3.65%, 09/14/2018	745,000	792,533
3.85%, 11/01/2042 (B)	551,000	462,711
4.50%, 09/15/2020	140,000	150,792
5.15%, 09/15/2023	155,000	168,511
6.55%, 09/15/2043	1,067,000	1,280,763
Electric Utilities - 0.4%
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	125,000	131,855
8.88%, 11/15/2018	28,000	35,647
Commonwealth Edison Co.
4.70%, 01/15/2044	135,000	140,227
Dominion Gas Holdings LLC
4.80%, 11/01/2043 - 144A	21,000	21,084
Duke Energy Carolinas LLC
4.25%, 12/15/2041	134,000	132,610
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
10.00%, 12/01/2020	500,000	528,750
Georgia Power Co.
3.00%, 04/15/2016	395,000	412,896
Jersey Central Power & Light Co.
7.35%, 02/01/2019 (B)	116,000	140,195
PacifiCorp
5.75%, 04/01/2037	125,000	149,261
Energy Equipment & Services - 0.6%
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021 - 144A	425,000	423,937
Schlumberger Investment SA
3.65%, 12/01/2023	105,000	105,984

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Energy Equipment & Services (continued)
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	$ 120,000	$ 119,456
Transocean, Inc.
2.50%, 10/15/2017	378,000	383,473
5.05%, 12/15/2016	301,000	331,616
6.00%, 03/15/2018 (B)	737,000	831,115
6.50%, 11/15/2020	189,000	214,612
6.80%, 03/15/2038 (B)	110,000	121,520
Food & Staples Retailing - 0.0% (D)
CVS Caremark Corp.
5.30%, 12/05/2043 (B)	42,000	45,117
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	149,000	138,693
Food Products - 0.1%
WM Wrigley Jr Co.
2.90%, 10/21/2019 - 144A	271,000	273,291
Health Care Equipment & Supplies - 0.0% (D)
Boston Scientific Corp.
2.65%, 10/01/2018	187,000	190,228
Health Care Providers & Services - 0.3%
Coventry Health Care, Inc.
5.45%, 06/15/2021	177,000	201,239
HCA, Inc.
7.25%, 09/15/2020	150,000	162,938
Tenet Healthcare Corp.
6.25%, 11/01/2018	165,000	182,325
UnitedHealth Group, Inc.
3.38%, 11/15/2021	61,000	61,685
WellPoint, Inc.
1.88%, 01/15/2018 (B)	239,000	238,442
2.30%, 07/15/2018	504,000	507,043
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Operating Co., Inc.
11.25%, 06/01/2017	410,000	417,175
Caesars Entertainment Resort Properties LLC
8.00%, 10/01/2020 - 144A (B)	179,000	185,712
11.00%, 10/01/2021 - 144A (B)	198,000	204,435
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018 - 144A	11,000	11,275
4.88%, 11/01/2020 - 144A	20,000	20,250
Insurance - 0.9%
Allianz Finance II BV, Series MTN
5.75%, 07/08/2041 (C)	EUR 100,000	155,177
American International Group, Inc.
3.38%, 08/15/2020	$ 317,000	323,117
3.80%, 03/22/2017	535,000	572,822
4.13%, 02/15/2024 (B)	171,000	173,093
8.18%, 05/15/2058 (C)	61,000	75,792
American International Group, Inc., Series MTN
5.45%, 05/18/2017	178,000	198,806
Manulife Financial Corp.
3.40%, 09/17/2015	156,000	162,143
Metropolitan Life Global Funding I
3.88%, 04/11/2022 - 144A (B)	750,000	777,094
Prudential Financial, Inc., Series MTN
4.50%, 11/15/2020	115,000	125,676
4.75%, 09/17/2015	287,000	305,125
5.38%, 06/21/2020	228,000	260,112
7.38%, 06/15/2019	189,000	235,203
XL Group PLC
6.50%, 04/15/2017 (B) (C) (E)	285,000	279,300

	Principal	Value
Insurance (continued)
XLIT, Ltd.
2.30%, 12/15/2018	$ 82,000	$ 81,860
5.25%, 12/15/2043	38,000	40,107
IT Services - 0.1%
International Business Machines Corp.
3.38%, 08/01/2023 (B)	235,000	233,287
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	287,000	287,302
5.30%, 02/01/2044	23,000	24,195
Media - 1.1%
CBS Corp.
4.63%, 05/15/2018	78,000	85,590
5.75%, 04/15/2020	62,000	70,494
8.88%, 05/15/2019	239,000	308,717
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	400,000	411,000
Comcast Corp.
4.65%, 07/15/2042	537,000	514,587
5.88%, 02/15/2018	313,000	362,780
COX Communications, Inc.
8.38%, 03/01/2039 - 144A	217,000	276,834
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022 (B)	125,000	122,044
5.00%, 03/01/2021	115,000	123,738
5.15%, 03/15/2042	175,000	161,030
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 - 144A (E)	200,000	201,000
NBCUniversal Media LLC
4.38%, 04/01/2021	189,000	203,525
4.45%, 01/15/2043	159,000	147,202
5.15%, 04/30/2020	283,000	320,685
Time Warner Cable, Inc.
8.25%, 04/01/2019	962,000	1,137,581
8.75%, 02/14/2019 (B)	267,000	321,025
Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (B)	140,000	142,533
5.00%, 09/30/2043	173,000	178,596
Novelis, Inc.
8.75%, 12/15/2020	250,000	277,500
Multi-Utilities - 0.1%
Dominion Resources, Inc.
1.95%, 08/15/2016	362,000	370,018
Oil, Gas & Consumable Fuels - 1.2%
Apache Corp.
4.25%, 01/15/2044 (B)	117,000	107,630
4.75%, 04/15/2043 (B)	65,000	64,751
BP Capital Markets PLC
2.75%, 05/10/2023	272,000	252,169
Energy Transfer Partners, LP
4.15%, 10/01/2020	370,000	380,239
Kinder Morgan Energy Partners, LP
2.65%, 02/01/2019	217,000	216,631
4.15%, 02/01/2024 (B)	395,000	388,472
Laredo Petroleum, Inc.
7.38%, 05/01/2022	180,000	196,650
Linn Energy LLC / Linn Energy Finance Corp.
7.00%, 11/01/2019 - 144A (B)	240,000	243,600
MEG Energy Corp.
6.50%, 03/15/2021 - 144A	150,000	156,000
Murphy Oil Corp.
2.50%, 12/01/2017	250,000	256,150

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Nexen Energy ULC
5.88%, 03/10/2035	$ 10,000	$ 11,029
Noble Energy, Inc.
4.15%, 12/15/2021	139,000	145,979
5.25%, 11/15/2043	170,000	172,974
6.00%, 03/01/2041	150,000	168,404
8.25%, 03/01/2019	139,000	175,210
Peabody Energy Corp.
6.25%, 11/15/2021 (B)	135,000	136,350
Range Resources Corp.
5.75%, 06/01/2021 (B)	40,000	42,400
Shell International Finance BV
2.00%, 11/15/2018	283,000	285,880
4.55%, 08/12/2043	279,000	281,078
Statoil ASA
2.90%, 11/08/2020	325,000	328,047
Total Capital International SA
3.70%, 01/15/2024	281,000	283,426
Western Gas Partners, LP
5.38%, 06/01/2021	225,000	245,854
Williams Cos., Inc.
3.70%, 01/15/2023 (B)	389,000	349,855
7.88%, 09/01/2021	100,000	118,170
Paper & Forest Products - 0.2%
International Paper Co.
4.75%, 02/15/2022 (B)	630,000	677,205
Pharmaceuticals - 0.2%
AbbVie, Inc.
4.40%, 11/06/2042	195,000	187,776
Actavis, Inc.
4.63%, 10/01/2042 (B)	195,000	184,651
Bristol-Myers Squibb Co.
4.50%, 03/01/2044	222,000	220,763
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021 (B)	70,000	69,596
Real Estate Investment Trusts - 0.0% (D)
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	61,000	59,152
Real Estate Management & Development - 0.1%
Realogy Group LLC
7.88%, 02/15/2019 - 144A	270,000	294,300
Road & Rail - 0.0% (D)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	40,000	38,132
Software - 0.1%
First Data Corp.
7.38%, 06/15/2019 - 144A	200,000	213,500
Specialty Retail - 0.0% (D)
QVC, Inc.
7.50%, 10/01/2019 - 144A	145,000	155,896
Tobacco - 0.1%
Altria Group, Inc.
4.00%, 01/31/2024	114,000	113,831
Philip Morris International, Inc.
1.88%, 01/15/2019	243,000	241,153
4.88%, 11/15/2043	81,000	82,676
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
2.38%, 09/08/2016	300,000	309,743
3.13%, 07/16/2022	200,000	185,302
MetroPCS Wireless, Inc.
7.88%, 09/01/2018 (B)	12,000	12,810
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	305,000	368,287

	Principal	Value
Wireless Telecommunication Services (continued)
Sprint Corp.
7.88%, 09/15/2023 - 144A	$ 155,000	$ 165,463
T-Mobile USA, Inc.
6.46%, 04/28/2019	20,000	21,050
6.63%, 04/28/2021	55,000	57,888
6.73%, 04/28/2022	55,000	57,750
6.84%, 04/28/2023	15,000	15,656

Total Corporate Debt Securities (cost $41,599,768)		42,447,821

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.07%, 06/26/2014 (A) (G)	350,000	349,904

Total Short-Term U.S. Government Obligation (cost $349,904)		349,904

	Shares	Value
PREFERRED STOCK - 0.1%
Diversified Financial Services - 0.1%
Citigroup Capital XIII, 7.88% (C)	12,963	351,686

Total Preferred Stock (cost $355,727)		351,686

COMMON STOCKS - 59.9%
Aerospace & Defense - 1.9%
General Dynamics Corp.	10,426	1,056,258
Honeywell International, Inc.	32,360	2,952,203
United Technologies Corp.	36,295	4,138,356
Airlines - 0.2%
Delta Air Lines, Inc.	20,117	615,781
United Continental Holdings, Inc. (H)	5,947	272,611
Auto Components - 0.1%
Johnson Controls, Inc.	248	11,438
Lear Corp.	1,640	118,621
TRW Automotive Holdings Corp. (H)	4,742	351,619
Automobiles - 0.4%
General Motors Co. (H)	53,841	1,942,583
Beverages - 1.4%
Coca-Cola Co.	48,135	1,820,465
Constellation Brands, Inc. - Class A (H)	4,664	357,589
Dr. Pepper Snapple Group, Inc. (B)	22,124	1,059,297
Molson Coors Brewing Co. - Class B	4,692	246,987
PepsiCo, Inc.	33,352	2,680,167
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (H)	5,998	952,063
Biogen IDEC, Inc. (H)	9,782	3,058,244
Celgene Corp. (H)	20,695	3,144,191
Gilead Sciences, Inc. (H)	7,773	626,892
Vertex Pharmaceuticals, Inc. (H)	7,663	605,684
Building Products - 0.2%
Masco Corp.	49,012	1,037,094
Capital Markets - 1.4%
Bank of New York Mellon Corp.	369	11,793
Charles Schwab Corp.	10,484	260,213
Goldman Sachs Group, Inc.	7,154	1,174,114
Invesco, Ltd.	38,775	1,289,269
Morgan Stanley	56,931	1,680,034
State Street Corp.	21,993	1,472,431
TD Ameritrade Holding Corp. (B)	8,974	280,438
Chemicals - 0.9%
Air Products & Chemicals, Inc.	5,117	538,001
Axiall Corp.	9,432	376,337
CF Industries Holdings, Inc. - Class B	37	8,542

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
Chemicals (continued)
Dow Chemical Co.	25,346	$ 1,153,496
E.I. du Pont de Nemours & Co.	2,101	128,182
Monsanto Co.	13,324	1,419,672
Mosaic Co.	4,292	191,681
Commercial Banks - 1.8%
Comerica, Inc. - Class A	7,972	365,118
Cullen/Frost Bankers, Inc.	1,756	129,979
PNC Financial Services Group, Inc.	4,183	334,138
SVB Financial Group (H)	1,290	144,777
U.S. Bancorp - Class A	14,773	586,931
Wells Fargo & Co.	137,180	6,219,741
Commercial Services & Supplies - 0.1%
Tyco International, Ltd.	6,363	257,638
Communications Equipment - 1.4%
Cisco Systems, Inc.	152,338	3,337,726
QUALCOMM, Inc.	39,669	2,944,233
Computers & Peripherals - 2.1%
Apple, Inc.	13,617	6,816,670
EMC Corp.	49,625	1,202,910
Hewlett-Packard Co.	31,181	904,249
SanDisk Corp. (B)	3,926	273,054
Construction & Engineering - 0.6%
Fluor Corp.	34,596	2,627,912
Consumer Finance - 0.5%
American Express Co.	7,284	619,286
Capital One Financial Corp.	20,467	1,445,175
SLM Corp.	4,062	92,451
Containers & Packaging - 0.1%
Crown Holdings, Inc. (H)	16,118	662,450
Diversified Financial Services - 2.7%
Bank of America Corp.	241,322	4,042,143
Berkshire Hathaway, Inc. - Class B (H)	20,590	2,297,844
Citigroup, Inc.	76,551	3,630,814
IntercontinentalExchange Group, Inc.	9,257	1,932,769
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	6,731	224,277
Verizon Communications, Inc. (B)	71,104	3,414,414
Electric Utilities - 1.1%
American Electric Power Co., Inc.	43,185	2,107,860
Duke Energy Corp.	1,957	138,203
Edison International	8,097	389,952
NextEra Energy, Inc.	25,257	2,321,876
Electrical Equipment - 0.8%
Eaton Corp. PLC	10,682	780,748
Emerson Electric Co.	40,679	2,682,373
Electronic Equipment & Instruments - 0.2%
Corning, Inc.	23,758	408,875
TE Connectivity, Ltd.	8,649	488,755
Energy Equipment & Services - 1.5%
Ensco PLC - Class A	26,838	1,351,830
Halliburton Co.	23,769	1,164,919
Noble Corp. PLC	16,338	506,968
Schlumberger, Ltd.	38,701	3,389,046
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	11,842	1,330,567
CVS Caremark Corp.	39,567	2,679,477
Kroger Co.	16,988	613,267
Wal-Mart Stores, Inc.	11,541	861,882
Food Products - 1.4%
Archer-Daniels-Midland Co.	38,558	1,522,270
General Mills, Inc.	43,845	2,105,437
Kellogg Co.	14,801	858,162
Mondelez International, Inc. - Class A	55,953	1,832,460

	Shares	Value
Gas Utilities - 0.2%
EQT Corp.	7,554	$ 701,087
Questar Corp.	18,058	421,112
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	38,889	1,425,671
Baxter International, Inc.	16,634	1,136,102
Stryker Corp.	16,303	1,265,113
Health Care Providers & Services - 1.1%
Aetna, Inc.	1,120	76,530
Humana, Inc. - Class A	14,868	1,446,656
McKesson Corp.	7,174	1,251,217
UnitedHealth Group, Inc.	30,232	2,185,169
Health Care Technology - 0.1%
Cerner Corp. (H)	4,837	275,177
Hotels, Restaurants & Leisure - 0.8%
Marriott International, Inc. - Class A (B)	2,027	99,931
McDonald’s Corp.	1,901	179,017
Royal Caribbean Cruises, Ltd. - Class A (B)	19,508	967,597
Starbucks Corp.	15,399	1,095,177
Starwood Hotels & Resorts Worldwide, Inc.	9,641	720,279
Yum! Brands, Inc.	7,388	496,104
Household Durables - 0.3%
Harman International Industries, Inc.	3,500	362,005
Lennar Corp. - Class A (B)	2,645	106,223
PulteGroup, Inc. (B)	30,012	609,844
Toll Brothers, Inc. (H)	3,824	140,532
Household Products - 1.0%
Kimberly-Clark Corp.	4,396	480,791
Procter & Gamble Co.	49,400	3,785,028
Industrial Conglomerates - 0.5%
General Electric Co.	85,012	2,136,352
Insurance - 1.8%
ACE, Ltd.	30,206	2,833,625
American International Group, Inc.	4,677	224,309
Axis Capital Holdings, Ltd.	6,183	278,359
Everest RE Group, Ltd.	860	124,494
Hartford Financial Services Group, Inc.	6,850	227,763
Marsh & McLennan Cos., Inc.	17,504	800,108
MetLife, Inc.	45,849	2,248,893
Prudential Financial, Inc.	6,455	544,737
XL Group PLC - Class A	12,625	362,842
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (H)	6,255	2,243,606
priceline.com, Inc. (H)	921	1,054,444
Internet Software & Services - 2.3%
eBay, Inc. (H)	29,402	1,564,186
Facebook, Inc. - Class A (H)	19,092	1,194,586
Google, Inc. - Class A (H)	5,913	6,983,076
LinkedIn Corp. - Class A (H)	574	123,531
IT Services - 1.7%
Accenture PLC - Class A	3,272	261,367
Alliance Data Systems Corp. (B) (H)	1,761	422,041
Cognizant Technology Solutions Corp. - Class A (H)	18,083	1,752,604
Fidelity National Information Services, Inc.	4,625	234,488
International Business Machines Corp.	7,167	1,266,266
Mastercard, Inc. - Class A	8,940	676,579
Visa, Inc. - Class A	11,725	2,525,917
Xerox Corp.	11,120	120,652
Life Sciences Tools & Services - 0.3%
Mettler-Toledo International, Inc. (H)	3,694	909,832
Thermo Fisher Scientific, Inc.	2,046	235,577

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
Machinery - 0.8%
Caterpillar, Inc. (B)	4,286	$ 402,498
Deere & Co. (B)	6,238	536,219
PACCAR, Inc.	37,689	2,110,584
SPX Corp.	5,914	588,857
Media - 2.6%
CBS Corp. - Class B	24,138	1,417,383
Comcast Corp. - Class A	73,415	3,997,447
DISH Network Corp. - Class A (H)	9,159	516,384
Omnicom Group, Inc.	1,889	137,104
Time Warner Cable, Inc.	8,926	1,189,568
Time Warner, Inc.	51,045	3,207,157
Walt Disney Co. - Class A	13,250	962,083
Metals & Mining - 0.6%
Alcoa, Inc. (B)	100,227	1,153,613
Freeport-McMoRan Copper & Gold, Inc.	27,100	878,311
U.S. Steel Corp. (B)	18,324	478,439
Multi-Utilities - 0.9%
CMS Energy Corp.	29,965	832,727
DTE Energy Co.	9,663	659,210
NiSource, Inc. - Class B	32,312	1,110,564
Sempra Energy	12,310	1,141,260
Multiline Retail - 0.3%
Macy’s, Inc.	10,157	540,353
Nordstrom, Inc. (B)	7,114	408,699
Target Corp.	3,408	193,029
Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp. - Class A	17,538	1,415,141
Cheniere Energy, Inc. (H)	7,208	316,720
Chevron Corp.	39,233	4,379,580
EOG Resources, Inc.	5,477	905,019
Exxon Mobil Corp.	54,642	5,035,807
Marathon Oil Corp.	26,104	855,950
Marathon Petroleum Corp.	16,785	1,461,134
Occidental Petroleum Corp.	20,620	1,805,693
Phillips 66	2,687	196,393
Pioneer Natural Resources Co.	759	128,514
Range Resources Corp.	2,656	228,921
Valero Energy Corp.	15,880	811,468
Williams Cos., Inc.	3,766	152,485
Paper & Forest Products - 0.1%
International Paper Co.	6,990	333,703
Pharmaceuticals - 3.6%
Actavis PLC (H)	4,114	777,464
Allergan, Inc.	12,883	1,476,392
Bristol-Myers Squibb Co.	71,541	3,574,904
Johnson & Johnson	73,258	6,481,135
Merck & Co., Inc.	36,131	1,913,859
Perrigo Co. PLC	5,086	791,687
Pfizer, Inc.	20,180	613,472
Zoetis, Inc. - Class A	2,504	76,021
Real Estate Investment Trusts - 1.2%
American Tower Corp. - Class A	3,905	315,836
AvalonBay Communities, Inc.	5,274	651,339
Boston Properties, Inc.	2,161	233,583
Brandywine Realty Trust	17,275	246,169
Camden Property Trust	3,722	230,094
DuPont Fabros Technology, Inc. (B)	293	7,615
Excel Trust, Inc.	5,658	64,558
HCP, Inc.	12,835	502,490
Highwoods Properties, Inc.	8,731	324,269
Host Hotels & Resorts, Inc.	5,010	92,134
Kilroy Realty Corp.	7,206	380,477
Kimco Realty Corp.	16,128	337,236

	Shares	Value
Real Estate Investment Trusts (continued)
Post Properties, Inc.	3,566	$ 167,352
ProLogis, Inc. - Class A	1,272	49,303
Public Storage	1,021	160,899
Simon Property Group, Inc.	6,909	1,069,790
Ventas, Inc.	9,522	594,078
Road & Rail - 1.6%
CSX Corp.	111,259	2,993,980
Norfolk Southern Corp.	5,200	481,468
Union Pacific Corp.	20,961	3,652,244
Semiconductors & Semiconductor Equipment - 1.2%
Applied Materials, Inc. - Class A	58,539	984,626
Avago Technologies, Ltd. - Class A	21,667	1,183,885
KLA-Tencor Corp.	11,748	722,150
LAM Research Corp. (H)	10,473	530,038
Xilinx, Inc.	37,765	1,753,051
Software - 2.7%
Adobe Systems, Inc. (H)	25,049	1,482,650
CA, Inc.	5,365	172,109
Citrix Systems, Inc. (H)	11,836	639,973
Microsoft Corp.	142,741	5,402,747
Oracle Corp.	99,200	3,660,480
VMware, Inc. - Class A (B) (H)	3,179	286,555
Specialty Retail - 2.0%
AutoZone, Inc. (H)	3,212	1,590,133
Gap, Inc. - Class A	2,195	83,586
Home Depot, Inc.	41,286	3,172,829
Lowe’s Cos., Inc.	42,596	1,971,769
Ross Stores, Inc.	3,438	233,474
TJX Cos., Inc.	28,054	1,609,177
Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc. (B) (H)	3,231	147,624
V.F. Corp.	34,484	2,015,590
Tobacco - 0.8%
Philip Morris International, Inc.	43,514	3,400,184
Trading Companies & Distributors - 0.2%
WW Grainger, Inc.	3,696	866,638
Water Utilities - 0.1%
American Water Works Co., Inc.	6,437	274,023

Total Common Stocks (cost $200,101,419)		260,581,724

	Contracts	Value
PURCHASED OPTION - 0.0% (D)
Put Option - 0.0% (D)
Eurodollar, Mid-Curve 1-Year Future
Exercise Price $ 98.63
Expires 12/12/2014	229	103,050

Total Purchased Option (cost $146,074)		103,050

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 2.3%
BlackRock Provident TempFund 24 (I)	10,093,051	10,093,051

Total Short-Term Investment Company (cost $10,093,051)		10,093,051

SECURITIES LENDING COLLATERAL - 5.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (G)	21,627,428	21,627,428

Total Securities Lending Collateral (cost $21,627,428)		21,627,428

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.6%

State Street Bank & Trust Co. 0.01% (G), dated 01/31/2014, to be repurchased at $2,548,873 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $2,600,012.

	$ 2,548,871	$ 2,548,871

Total Repurchase Agreement (cost $2,548,871)		2,548,871

Total Investment Securities (cost $419,425,285) (J)		481,408,815
Other Assets and Liabilities - Net - (10.8)%		(46,742,569)

Net Assets - 100.0%		$ 434,666,246

	Principal	Value
TBA SHORT COMMITMENTS - (3.5)%
U.S. GOVERNMENT AGENCY OBLIGATIONS - (3.5)%
Fannie Mae, TBA
2.50%	(300,000)	(300,937)
3.00%	(1,275,000)	(1,239,539)
3.50%	(2,355,000)	(2,389,221)
4.00%	(2,600,000)	(2,736,297)
4.50%	(2,700,000)	(2,896,594)
5.00%	(600,000)	(655,570)
5.50%	(1,200,000)	(1,321,313)
Freddie Mac, TBA
3.00%	(900,000)	(870,609)
Ginnie Mae, TBA
3.50%	(300,000)	(308,578)
4.00%	(900,000)	(954,051)
4.50%	(1,500,000)	(1,627,969)

Total U.S. Government Agency Obligations (proceeds $15,168,480)		(15,300,678)

Total TBA Short Commitments (proceeds $15,168,480)		(15,300,678)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Japan Government Bond	Short	(2)	03/11/2014	$(18,277)
10-Year U.S. Treasury Note	Short	(90)	03/20/2014	(129,284)
2-Year U.S. Treasury Note	Long	45	03/31/2014	4,570
5-Year U.S. Treasury Note	Short	(37)	03/31/2014	(36,013)
90-Day Eurodollar	Short	(43)	12/14/2015	(23,707)
Long U.S. Treasury Bond	Long	30	03/20/2014	92,598
S&P 500 E-Mini Index	Long	29	03/21/2014	(61,638)
Ultra Long U.S. Treasury Bond	Long	47	03/20/2014	241,238

				$69,487

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BCLY	(432,000)	04/22/2014	$(587,362)	$4,699

VALUATION SUMMARY: (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$25,587,023	$—	$25,587,023
U.S. Government Agency Obligations	—	61,973,634	—	61,973,634
Foreign Government Obligations	—	928,637	—	928,637
Mortgage-Backed Securities	—	24,577,310	—	24,577,310
Asset-Backed Securities	—	29,156,235	—	29,156,235
Municipal Government Obligations	—	1,082,441	—	1,082,441
Corporate Debt Securities	—	42,447,821	—	42,447,821
Short-Term U.S. Government Obligation	—	349,904	—	349,904
Preferred Stock	351,686	—	—	351,686
Common Stocks	260,581,724	—	—	260,581,724
Purchased Option	103,050	—	—	103,050
Short-Term Investment Company	10,093,051	—	—	10,093,051
Securities Lending Collateral	21,627,428	—	—	21,627,428
Repurchase Agreement	—	2,548,871	—	2,548,871

Total Investment Securities	$292,756,939	$188,651,876	$—	$481,408,815

Derivative Financial Instruments
Futures Contracts (L)	$338,406	$—	$—	$338,406
Forward Foreign Currency Contracts (L)	—	4,699	—	4,699

Total Derivative Financial Instruments	$338,406	$4,699	$—	$343,105

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
LIABILITIES
TBA Short Commitments
U.S. Government Agency Obligations	$—	$(15,300,678)	$—	$(15,300,678)

Total TBA Short Commitments	$—	$(15,300,678)	$—	$(15,300,678)

Derivative Financial Instruments
Futures Contracts (L)	$(268,919)	$—	$—	$(268,919)

Total Derivative Financial Instruments	$(268,919)	$—	$—	$(268,919)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Muti-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $531,651.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $21,182,391. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate note. Rate is listed as of January 31, 2014.
(D)	Percentage rounds to less than 0.1%.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $280,308, or 0.06% of the fund’s net assets.
(G)	Rate shown reflects the yield at January 31, 2014.
(H)	Non-income producing security.
(I)	The investment issuer is affiliated with the sub-adviser of the fund.
(J)	Aggregate cost for federal income tax purposes is $419,425,285. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $64,095,587 and $2,112,057, respectively. Net unrealized appreciation for tax purposes is $61,983,530.
(K)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(L)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities aggregated $36,550,878, or 8.41% of the fund’s net assets.
BCLY	Barclays Bank PLC
IO	Interest only portion of a STRIP (Separate Trading of Registered Interest and Principal Security) Security
MTN	Medium Term Note
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced

CURRENCY ABBREVIATIONS:

EUR	Euro

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.1%
Alternative Investments - 9.0%
Transamerica MLP & Energy Income (A)	4,568,299	$ 48,378,289
Fixed Income - 11.4%
Transamerica Emerging Markets Debt (A)	2,759,157	28,364,132
Transamerica Floating Rate (A)	1,849,563	18,606,605
Transamerica Short-Term Bond (A)	1,354,733	13,831,827
Global/International Equity - 9.2%
Transamerica Developing Markets Equity (A)	1,924,528	21,054,337
Transamerica International Small Cap (A)	2,793,678	27,880,909
Tactical and Specialty - 67.5%
Transamerica Arbitrage Strategy (A)	5,081,733	51,071,418
Transamerica Bond (A)	827,331	8,653,879
Transamerica Commodity Strategy (A) (B)	1,788,042	15,019,555
Transamerica Global Macro (A) (B)	15,653,684	84,529,892
Transamerica Global Real Estate Securities (A)	1,408,951	17,978,216
Transamerica Long/Short Strategy (A) (B)	11,227,695	101,722,919
Transamerica Managed Futures Strategy (A)	8,126,407	81,995,447

Total Investment Companies (cost $509,033,904)		519,087,425

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
State Street Bank & Trust Co. 0.01% (C), dated 01/31/2014, to be repurchased at $15,079,002 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $15,384,787.	$ 15,078,989	15,078,989

Total Repurchase Agreement (cost $15,078,989)		15,078,989

Total Investment Securities (cost $524,112,893) (D)		534,166,414
Other Assets and Liabilities - Net - 0.1%		327,854

Net Assets - 100.0%		$ 534,494,268

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Investment Companies	$519,087,425	$—	$—	$519,087,425
Repurchase Agreement	—	15,078,989	—	15,078,989

Total Investment Securities	$519,087,425	$15,078,989	$—	$534,166,414

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at January 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $524,112,893. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $18,384,928 and $8,331,407, respectively. Net unrealized appreciation for tax purposes is $10,053,521.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Multi-Manager International Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Global/International Equity - 100.1%
Transamerica Developing Markets Equity (A)	2,706,415	$ 29,608,183
Transamerica Emerging Markets Equity (A)	877,805	8,075,808
Transamerica International (A)	4,031,191	41,763,138
Transamerica International Equity (A)	2,295,062	39,979,986
Transamerica International Equity Opportunities (A)	6,382,404	52,654,832
Transamerica International Small Cap (A)	1,415,070	14,122,397
Transamerica International Small Cap Value (A)	850,673	10,267,629

Total Investment Companies (cost $177,047,044)		196,471,973

Total Investment Securities (cost $177,047,044) (B)		196,471,973
Other Assets and Liabilities - Net - (0.1)%		(180,905)

Net Assets - 100.0%		$ 196,291,068

VALUATION SUMMARY: (C)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Investment Companies	$196,471,973	$—	$—	$196,471,973

Total Investment Securities	$196,471,973	$—	$—	$196,471,973

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of the Transamerica Funds.
(B)	Aggregate cost for federal income tax purposes is $177,047,044. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $19,424,929.
(C)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Opportunistic Allocation

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.6%
Capital Markets - 92.6%
Adams Express Co. (A)	2,223	$ 27,699
Advent Claymore Convertible Securities and Income Fund	543	9,980
AllianzGI Equity & Convertible Income Fund	1,038	19,442
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	1,599	28,558
BlackRock Credit Allocation Income Trust	1,569	20,287
BlackRock Enhanced Capital and Income Fund, Inc.	2,090	27,964
BlackRock Enhanced Equity Dividend Trust (A)	3,887	29,891
BlackRock Global Opportunities Equity Trust	1,959	28,190
BlackRock International Growth and Income Trust	3,421	26,923
Calamos Global Dynamic Income Fund	2,256	19,695
CBRE Clarion Global Real Estate Income Fund	3,772	30,402
Clough Global Opportunities Fund	463	5,834
Cohen & Steers Infrastructure Fund, Inc.	1,079	22,055
Eaton Vance Enhanced Equity Income Fund	1,494	19,078
Eaton Vance Risk-Managed Diversified Equity Income Fund	876	9,881
Eaton Vance Tax-Advantaged Dividend Income Fund	529	9,839
Eaton Vance Tax-Managed Diversified Equity Income Fund (A)	2,621	28,281
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	2,859	28,047
Franklin Templeton Limited Duration Income Trust (A)	2,180	28,340
Gabelli Dividend & Income Trust	1,415	29,361
Gabelli Equity Trust, Inc. (A)	4,080	29,988
General American Investors Co., Inc.	597	20,000
H&Q Healthcare Investors (A)	539	14,585
Invesco Dynamic Credit Opportunities Fund	1,583	20,357
John Hancock Tax-Advantaged Dividend Income Fund	553	10,258
Liberty All Star Equity Fund	3,497	19,688
MFS Charter Income Trust	1,128	10,118
MFS Intermediate Income Trust (A)	5,420	28,672
MFS Multimarket Income Trust	4,552	29,042
NexPoint Credit Strategies Fund	3,300	34,221
Nuveen Build American Bond Term Fund	1,070	20,426
Nuveen Dividend Advantage Municipal Fund 2	762	10,272
Nuveen Dividend Advantage Municipal Fund 3	797	10,281
Nuveen Dividend Advantage Municipal Income Fund	1,579	20,574
Nuveen Equity Premium Advantage Fund	804	10,042
Nuveen Equity Premium Income Fund	814	9,972
Nuveen Floating Rate Income Fund	1,647	19,863
Nuveen Preferred Income Opportunities Fund	1,125	10,114
Nuveen Quality Municipal Fund, Inc.	814	10,289
Petroleum & Resources Corp.	680	17,626
Putnam Premier Income Trust	5,566	30,001

	Shares	Value
Capital Markets (continued)
Royce Value Trust, Inc. (A)	1,893	$ 28,849
Western Asset Global High Income Fund, Inc.	2,274	27,493
Western Asset High Income Opportunity Fund, Inc.	4,745	28,138
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	1,772	20,467
Diversified Financial Services - 6.0%
China Fund, Inc.	1,324	25,805
India Fund, Inc. (A)	507	9,709
Templeton Dragon Fund, Inc.	1,111	26,008

Total Investment Companies (cost $1,015,874)		1,002,605

SECURITIES LENDING COLLATERAL - 20.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (B)	208,216	208,216

Total Securities Lending Collateral (cost $208,216)		208,216

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.01% (B), dated 01/31/2014, to be repurchased at $11,909 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/20/2027, and with a value of $13,528.	$ 11,909	11,909

Total Repurchase Agreement (cost $11,909)		11,909

Total Investment Securities (cost $1,235,999) (C)		1,222,730
Other Assets and Liabilities - Net - (20.3)%		(205,978)

Net Assets - 100.0%		$ 1,016,752

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Opportunistic Allocation

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Investment Companies	$1,002,605	$—	$—	$1,002,605
Securities Lending Collateral	208,216	—	—	208,216
Repurchase Agreement	—	11,909	—	11,909

Total Investment Securities	$1,210,821	$11,909	$—	$1,222,730

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $201,632. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at January 31, 2014.
(C)	Aggregate cost for federal income tax purposes is $1,235,999. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $10,952 and $24,221, respectively. Net unrealized depreciation for tax purposes is $13,269.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 108.0%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043	$ 1,115,180	$ 921,504
1.75%, 01/15/2028 (A)	1,891,403	2,098,275
2.00%, 01/15/2026 (A)	7,046,160	8,063,999
2.13%, 02/15/2040	1,509,760	1,793,311
2.38%, 01/15/2025 - 01/15/2027 (A)	15,578,801	18,519,841
2.50%, 01/15/2029 (A)	12,571,595	15,300,021
3.38%, 04/15/2032	393,945	545,614
3.63%, 04/15/2028 (A) (B)	16,039,554	21,890,238
3.88%, 04/15/2029 (A)	15,227,709	21,572,197
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 (A) (C)	14,729,349	15,176,989
0.13%, 04/15/2017 - 01/15/2023 (A)	58,949,683	59,050,727
0.38%, 07/15/2023	9,114,287	9,065,152
0.50%, 04/15/2015 (A)	3,871,980	3,960,308
0.63%, 07/15/2021 (A)	11,634,413	12,086,154
0.63%, 01/15/2024	7,192,368	7,246,311
1.13%, 01/15/2021 (A)	15,077,108	16,166,670
1.25%, 07/15/2020 (A)	23,940,672	26,104,693
1.38%, 07/15/2018	1,620,810	1,777,573
1.38%, 01/15/2020 (A)	14,659,032	16,020,724
1.63%, 01/15/2015 (A) (D)	20,628,680	21,239,475
1.63%, 01/15/2018 (A)	3,226,511	3,539,331
1.88%, 07/15/2019 (A)	15,062,976	16,971,741
2.00%, 01/15/2016 (A) (D)	15,853,860	16,915,324
2.13%, 01/15/2019 (A)	1,758,721	1,988,316
2.38%, 01/15/2017	231,160	255,486
2.63%, 07/15/2017 (A) (B)	4,048,632	4,582,545
U.S. Treasury Note
0.25%, 09/30/2014 (C)	100,000	100,086
0.25%, 01/31/2015	300,000	300,305

Total U.S. Government Obligations (cost $324,636,984)		323,252,910

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.7%
Fannie Mae
1.37%, 10/01/2044 (E)	28,293	29,182
Fannie Mae REMIC
0.31%, 08/25/2034 (E)	93,242	92,263
0.84%, 02/25/2041 (E)	1,415,183	1,425,092
Freddie Mac REMIC
0.39%, 02/15/2019 (E)	468,099	467,876

Total U.S. Government Agency Obligations (cost $2,011,924)		2,014,413

FOREIGN GOVERNMENT OBLIGATIONS - 2.9%
Italy Buoni Poliennali del Tesoro
1.70%, 09/15/2018	EUR 705,341	961,986
2.10%, 09/15/2016	213,404	297,172
2.10%, 09/15/2021 - Reg S	323,955	433,239
Series 2005-13, Class 3AV3
2.10%, 09/15/2017 - Reg S	1,158,400	1,608,266
Mexican Bonos
4.75%, 06/14/2018	MXN 10,400,000	762,015
6.50%, 06/09/2022	9,600,000	720,479
Mexican Bonos de Proteccion al Ahorro
3.57%, 06/29/2017 (E)	1,100,000	81,705
3.66%, 03/19/2015 (E)	1,300,000	97,406
4.01%, 01/30/2020 (E)	5,900,000	439,222
New South Wales Treasury Corp.
2.50%, 11/20/2035	AUD 1,100,000	1,117,442
2.75%, 11/20/2025	400,000	439,476

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
New Zealand Government Bond
2.00%, 09/20/2025	NZD 1,100,000	$ 850,022
Slovenia Government International Bond
4.70%, 11/01/2016 - 144A	EUR 600,000	845,966

Total Foreign Government Obligations (cost $8,900,820)		8,654,396

MORTGAGE-BACKED SECURITIES - 2.7%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.49%, 02/10/2051	$ 530,000	581,982
Banc of America Mortgage Securities, Inc.
Series 2004-1, Class 5A1
6.50%, 09/25/2033	15,884	16,368
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A2
2.53%, 03/25/2035 (E)	99,327	100,494
Series 2005-5, Class A1
2.21%, 08/25/2035 (E)	119,997	121,925
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A
2.54%, 05/25/2035 (E)	22,207	21,778
Series 2005-6, Class A1
2.20%, 09/25/2035 (E)	153,890	153,850
Series 2005-6, Class A2
2.29%, 09/25/2035 (E)	186,438	185,041
Series 2005-6, Class A3
1.94%, 09/25/2035 (E)	24,358	24,460
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-3, Class 1A2
0.45%, 04/25/2035 (E)	827,721	738,906
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class A2
0.38%, 06/25/2045 (E)	320,768	288,170
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.65%, 09/25/2035 (E)	423,833	426,681
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 (E)	151,188	169,991
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1
0.56%, 03/25/2036 (E)	568,825	164,761
Merrill Lynch / Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	300,000	335,665
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4
5.91%, 06/11/2049 (E)	1,200,000	1,343,876
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A6A
5.73%, 10/25/2036 (E)	372,773	230,481
RALI Trust
Series 2006-QO6, Class A1
0.34%, 06/25/2046 (E)	880,929	418,742
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1
0.50%, 06/25/2035 - 144A (E)	133,366	118,083
Sequoia Mortgage Trust
Series 5, Class A
0.86%, 10/19/2026 (E)	60,284	60,790

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1
0.37%, 05/25/2046 (E)	$ 757,272	$ 548,961
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4
5.57%, 10/15/2048	400,000	437,638
WaMu Mortgage Pass-Through Certificates
Series 2003-AR9, Class 2A
2.44%, 09/25/2033 (E)	427,681	434,952
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR8, Class 2A1
2.63%, 04/25/2036 (E)	1,326,090	1,260,037

Total Mortgage-Backed Securities (cost $7,736,159)		8,183,632

ASSET-BACKED SECURITIES - 1.0%
Ares VIR CLO, Ltd.
Series 2006-6RA, Class A1B
0.47%, 03/12/2018 - 144A (E)	305,254	304,462
Countrywide Asset-Backed Certificates
Series 2005-13, Class 3AV3
0.41%, 04/25/2036 (E)	131,828	128,537
CSAB Mortgage Backed Trust
Series 2006-1, Class A6A
6.17%, 06/25/2036 (E)	1,042,886	690,948
Equity One, Inc.
Series 2004-1, Class AV2
0.46%, 04/25/2034 (E)	45,446	38,708
Magi Funding PLC
Series I-A, Class A
0.59%, 04/11/2021 - 144A (E)	EUR 280,048	372,845
Saxon Asset Securities Trust
Series 2003-1, Class AF7
4.03%, 06/25/2033 (E)	$ 355,230	360,444
SLM Student Loan Trust
Series 2003-6, Class A4
0.44%, 12/17/2018 (E)	219,109	218,931
Structured Asset Securities Corp.
Series 2007-BC3, Class 2A2
0.30%, 05/25/2047 (E)	900,000	854,121
Wood Street CLO II BV
Series II-A, Class A1
0.59%, 03/29/2021 - 144A (E)	EUR 167,765	223,251

Total Asset-Backed Securities (cost $3,081,947)		3,192,247

MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
Tobacco Settlement Finance Authority (Revenue Bonds)
Series A
7.47%, 06/01/2047	$ 455,000	360,915

Total Municipal Government Obligation (cost $430,561)		360,915

CORPORATE DEBT SECURITIES - 5.1%
Commercial Banks - 3.0%
Banco Bradesco SA, Series MTN
2.34%, 05/16/2014 - 144A (E)	2,300,000	2,301,615
CIT Group, Inc.
4.75%, 02/15/2015 - 144A	300,000	309,000
5.25%, 04/01/2014 - 144A (B)	700,000	704,900
ICICI Bank, Ltd., Series MTN
1.99%, 02/24/2014 - 144A (E)	600,000	600,052

	Principal	Value
Commercial Banks (continued)
Intesa Sanpaolo SpA
3.13%, 01/15/2016	$ 700,000	$ 714,003
Societe Generale SA, Series MTN
1.29%, 04/11/2014 - 144A (E)	3,800,000	3,806,388
Turkiye Garanti Bankasi AS
2.74%, 04/20/2016 - 144A (E)	500,000	481,250
Consumer Finance - 0.1%
Ally Financial, Inc.
3.44%, 02/11/2014 (E)	100,000	100,038
3.65%, 06/20/2014 (E)	200,000	201,946
Diversified Financial Services - 1.1%
Credit Agricole Home Loan SFH
0.99%, 07/21/2014 - 144A (E)	3,400,000	3,410,057
Electric Utilities - 0.3%
Electricite de France
0.69%, 01/20/2017 - 144A (B) (E)	600,000	600,360
1.15%, 01/20/2017 - 144A (B)	200,000	200,405
Insurance - 0.2%
Marsh & McLennan Cos., Inc.
5.75%, 09/15/2015	524,000	564,908
Trading Companies & Distributors - 0.4%
International Lease Finance Corp.
6.50%, 09/01/2014 - 144A	600,000	618,000
6.75%, 09/01/2016 - 144A	500,000	556,875

Total Corporate Debt Securities (cost $15,012,908)		15,169,797

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% (F)
U.S. Treasury Bill
0.11%, 01/08/2015 (C) (G)	4,000	3,996

Total Short-Term U.S. Government Obligation (cost $3,996)		3,996

	Notional Amount	Value
PURCHASED SWAPTION - 0.0% (F) (H)
Put Option - 0.0% (F)
OTC- If exercised the Series receives floating 3 Month LIBOR, and pays 3.875%, European Style Expires 04/14/2014 Counterparty: DUB	5,000,000	36,623

Total Purchased Swaption (cost $254,250)		36,623

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (G)	19,664,755	19,664,755

Total Securities Lending Collateral (cost $19,664,755)		19,664,755

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.01% (G), dated 01/31/2014, to be repurchased at $299,692 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 1.96%, due 11/07/2022, and with a value of $306,315.	$ 299,692	299,692

Total Repurchase Agreement (cost $299,692)		299,692

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT (continued)
Total Investment Securities (cost $382,033,996) (I)		$ 380,833,376
Other Assets and Liabilities - Net - (27.2)%		(81,518,707)

Net Assets - 100.0%		$ 299,314,669

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (5.5)%
Royal Bank of Scotland 0.06% (G), dated 01/24/2014, to be repurchased at $(8,901,744) on 02/06/2014.	$(8,901,625)	$ (8,901,625)
Royal Bank of Scotland 0.07% (G), dated 01/23/2014, to be repurchased at $(7,670,884) on 03/24/2014.	(7,670,750)	(7,670,750)

Total Reverse Repurchase Agreements (cost $(16,572,375))		(16,572,375)

	Contracts	Value
WRITTEN OPTIONS - (0.0)% (F)
Call Option - (0.0)% (F)
5-Year U.S. Treasury Note Future Exercise Price $ 120.00 Expires 05/23/2014	39	(23,478)
Put Option - (0.0)% (F)
Eurodollar, Mid-Curve 3-Year Future Exercise Price $ 97.38 Expires 03/14/2014	18	(2,475)

Total Written Options (premiums $(30,757))		(25,953)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

WRITTEN INFLATION-CAPPED OPTIONS: (H)

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Floor - OTC CPURNSA Index	DUB	0.00	Maximum of [(1+0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	$1,000,000	$(9,700)	$(1,134)
Floor - OTC CPURNSA Index	DUB	215.95	Maximum of [(1+0.000%)[10] - (Final Index/Initial Index)] or 0	03/10/2020	1,800,000	(13,500)	(265)
Floor - OTC CPURNSA Index	CITI	216.69	Maximum of [(1+0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	14,200,000	(126,880)	(2,314)
Floor - OTC CPURNSA Index	CITI	217.97	Maximum of [(1+0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	1,700,000	(21,930)	(389)

						$(172,010)	$(4,102)

WRITTEN SWAPTIONS: (H)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Call - OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	1.30%	03/17/2014	$100,000	$(117)	$(17)
Call - OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	1.60	03/03/2014	3,800,000	(9,215)	(8,736)
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Pay	2.00	03/31/2014	20,500,000	(47,663)	(18,502)
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.90	03/17/2014	100,000	(420)	(183)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month USD LIBOR BBA	Pay	2.85	04/14/2014	21,200,000	(254,400)	(711)

							$(311,815)	$(28,149)

CENTRALLY CLEARED SWAP AGREEMENTS: (J)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.00%	06/19/2023	$ 3,700,000	$214,866	$105,087	$109,779
3-Month USD-LIBOR	2.75	06/19/2043	20,400,000	3,279,703	1,181,816	2,097,887
3-Month USD-LIBOR	3.50	12/18/2043	800,000	12,570	30,419	(17,849)
6-Month EURIBOR	0.55	01/17/2016	EUR 22,200,000	(74,272)	(27,162)	(47,110)
6-Month EURIBOR	2.00	01/29/2024	1,700,000	(23,885)	(13,496)	(10,389)
6-Month JPY-LIBOR	1.00	09/18/2023	JPY 610,000,000	(139,111)	(44,186)	(94,925)

				$3,269,871	$1,232,478	$2,037,393

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (H)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (K)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at 01/31/14 (L)	Notional Amount (M)	Fair Value (N)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Marsh & McLennan Cos., Inc., 5.75%, 09/15/2015	1.00%	09/20/2015	BCLY	20.32	$6,000,000	$(66,893)	$0	$(66,893)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (O)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread (BP) at 01/31/14 (L)	Notional Amount (M)	Fair Value (N)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazil, 12.25%, 03/06/2030	1.00%	03/20/2019	DUB	203.71	$1,000,000	$(49,535)	$(50,445)	$910
Brazil, 12.25%, 03/06/2030	1.00	03/20/2019	MSC	203.71	1,600,000	(79,255)	(81,439)	2,184

						$(128,790)	$(131,884)	$3,094

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
BRL-CDI	8.15%	01/02/2017	UBS	BRL 700,000	$(27,578)	$(506)	$(27,072)
BRL-CDI	10.91	01/02/2017	HSBC	15,800,000	(236,243)	321	(236,564)
BRL-CDI	10.91	01/02/2017	GSC	1,500,000	(22,538)	(745)	(21,793)
BRL-CDI	10.91	01/02/2017	DUB	1,300,000	(19,562)	(666)	(18,896)
BRL-CDI	10.91	01/02/2017	UBS	16,900,000	(255,480)	18,027	(273,507)
France CPI ex Tobacco	1.95	07/25/2021	BCLY	EUR 5,100,000	195,394	5,633	189,761
France CPI ex Tobacco	1.95	07/25/2021	CITI	1,300,000	49,807	1,766	48,041
France CPI ex Tobacco	1.95	07/25/2021	BNP	800,000	30,650	1,781	28,869
France CPI ex Tobacco	1.95	07/25/2023	DUB	100,000	2,577	1,202	1,375
France CPI ex Tobacco	1.95	07/25/2023	MSC	300,000	7,729	3,269	4,460
France CPI ex Tobacco	1.95	07/25/2023	RBS	200,000	5,152	2,006	3,146
France CPI ex Tobacco	1.95	07/25/2023	CITI	100,000	2,576	1,226	1,350
France CPI ex Tobacco	2.10	07/25/2021	BNP	2,200,000	167,034	(17,772)	184,806
France CPI ex Tobacco	2.10	07/25/2021	RBS	1,000,000	75,925	(8,502)	84,427
France CPI ex Tobacco	2.15	04/01/2021	GSC	2,300,000	161,385	23,054	138,331
France CPI ex Tobacco	2.15	04/01/2021	DUB	400,000	28,067	7,941	20,126
France CPI ex Tobacco	2.15	04/01/2021	CITI	400,000	28,067	5,632	22,435
France CPI ex Tobacco	2.15	04/01/2021	BOA	6,800,000	477,138	163,586	313,552

					$670,100	$207,253	$462,847

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NAS	1.73%	12/19/2015	DUB	$900,000	$(3,479)	$42	$(3,521)
U.S. CPI Urban Consumers NAS	1.73	04/15/2016	GSC	7,800,000	(23,882)	(15,015)	(8,867)
U.S. CPI Urban Consumers NAS	1.83	11/29/2016	DUB	2,700,000	(14,675)	(1,311)	(13,364)
U.S. CPI Urban Consumers NAS	1.83	11/29/2016	BNP	1,300,000	(7,066)	(336)	(6,730)
U.S. CPI Urban Consumers NAS	1.85	11/29/2016	DUB	1,900,000	(11,484)	0	(11,484)
U.S. CPI Urban Consumers NAS	1.86	11/05/2016	DUB	1,800,000	(12,562)	0	(12,562)
U.S. CPI Urban Consumers NAS	1.91	04/15/2017	BCLY	2,800,000	(15,596)	0	(15,596)
U.S. CPI Urban Consumers NAS	1.94	10/23/2016	RBS	2,400,000	(45,741)	(3,255)	(42,486)
U.S. CPI Urban Consumers NAS	2.18	10/01/2018	GSC	900,000	(10,946)	(530)	(10,416)
U.S. CPI Urban Consumers NAS	2.36	01/28/2017	DUB	4,100,000	(212,077)	0	(212,077)
U.S. CPI Urban Consumers NAS	2.42	02/12/2017	GSC	8,300,000	(212,409)	3,431	(215,840)
U.S. CPI Urban Consumers NAS	2.50	07/15/2022	DUB	2,700,000	(86,188)	19,676	(105,864)
U.S. CPI Urban Consumers NAS	2.50	07/15/2022	BNP	5,500,000	(175,568)	29,452	(205,020)
U.S. CPI Urban Consumers NAS	2.56	05/08/2023	DUB	2,500,000	(59,597)	0	(59,597)

					$(891,270)	$32,154	$(923,424)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FUTURES CONTRACTS: (P)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year USD Interest Rate Swap	Short	(1)	03/17/2014	$(962)
5-Year U.S. Treasury Note	Long	198	03/31/2014	(18,264)
90-Day Eurodollar	Long	112	09/14/2015	23,259
90-Day Eurodollar	Long	93	12/14/2015	31,181
90-Day Eurodollar	Long	303	03/14/2016	(116,860)
90-Day Eurodollar	Long	20	06/13/2016	(3,986)
Long U.S. Treasury Bond	Long	42	03/20/2014	185,335

				$99,703

FORWARD FOREIGN CURRENCY CONTRACTS: (H)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BCLY	624,000	02/04/2014	$558,244	$(12,288)
AUD	BCLY	2,465,667	02/04/2014	2,170,495	(13,209)
AUD	BOA	(6,407,667)	02/04/2014	(5,667,998)	61,739
AUD	CITI	2,817,000	02/04/2014	2,488,397	(23,720)
AUD	CITI	501,000	02/04/2014	449,546	(11,206)
AUD	BCLY	(2,465,667)	03/04/2014	(2,166,407)	13,242
BRL	BCLY	1,601,276	02/04/2014	659,966	2,893
BRL	BCLY	(1,601,276)	02/04/2014	(673,938)	11,078
BRL	MSC	1,601,276	02/04/2014	680,121	(17,261)
BRL	MSC	(1,601,276)	02/04/2014	(659,966)	(2,893)
BRL	BCLY	1,601,276	03/06/2014	669,094	(11,688)
CAD	CITI	(254,000)	03/20/2014	(239,326)	11,528
DKK	MSC	(916,000)	02/13/2014	(166,767)	1,178
EUR	CITI	(4,403,000)	02/04/2014	(6,061,474)	123,144
EUR	DUB	3,668,000	02/04/2014	5,015,990	(68,955)
EUR	JPM	335,000	02/04/2014	456,502	(4,687)
EUR	UBS	400,000	02/04/2014	546,554	(7,074)
EUR	DUB	(3,668,000)	03/04/2014	(5,015,788)	68,712
JPY	HSBC	(15,409,154)	02/18/2014	(155,175)	4,345
MXN	BCLY	(4,622,000)	03/06/2014	(352,297)	7,674
MXN	BNP	(6,499,371)	03/06/2014	(497,042)	12,439
MXN	HSBC	(9,145,000)	03/06/2014	(702,349)	20,483
MXN	MSC	3,343,989	03/06/2014	253,150	(3,817)
NZD	UBS	(1,042,000)	02/04/2014	(848,709)	6,366
NZD	HSBC	(1,036,000)	03/04/2014	(838,231)	2,406
ZAR	CITI	(6,721,398)	04/15/2014	(621,144)	23,245

					$193,674

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (Q)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$323,252,910	$—	$323,252,910
U.S. Government Agency Obligations	—	2,014,413	—	2,014,413
Foreign Government Obligations	—	8,654,396	—	8,654,396
Mortgage-Backed Securities	—	8,183,632	—	8,183,632
Asset-Backed Securities	—	3,192,247	—	3,192,247
Municipal Government Obligation	—	360,915	—	360,915
Corporate Debt Securities	—	15,169,797	—	15,169,797
Short-Term U.S. Government Obligation	—	3,996	—	3,996
Purchased Swaption	—	36,623	—	36,623
Securities Lending Collateral	19,664,755	—	—	19,664,755
Repurchase Agreement	—	299,692	—	299,692

Total Investment Securities	$19,664,755	$361,168,621	$—	$380,833,376

Derivative Financial Instruments
Credit Default Swap Agreements (R)	$—	$3,094	$—	$3,094
Interest Rate Swap Agreements (R)	—	3,248,345	—	3,248,345
Futures Contracts (R)	239,775	—	—	239,775
Forward Foreign Currency Contracts (R)	—	370,472	—	370,472

Total Derivative Financial Instruments	$239,775	$3,621,911	$—	$3,861,686

Other Assets (S)
Other Assets	$—	$—	$0	$0

Total Other Assets	$—	$—	$0	$0

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
LIABILITIES
Derivative Financial Instruments
Reverse Repurchase Agreements	$—	$(16,572,375)	$—	$(16,572,375)
Written Options	(25,953)	—	—	(25,953)
Written Inflation-Capped Options	—	(4,102)	—	(4,102)
Written Swaptions	—	(28,149)	—	(28,149)
Credit Default Swap Agreements (R)	—	(66,893)	—	(66,893)
Interest Rate Swap Agreements (R)	—	(1,671,529)	—	(1,671,529)
Futures Contracts (R)	(140,072)	—	—	(140,072)
Forward Foreign Currency Contracts (R)	—	(176,798)	—	(176,798)

Total Derivative Financial Instruments	$(166,025)	$(18,519,846)	$—	$(18,685,871)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2014 (T)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014
Other Assets (U)	$ 0	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ 0	$ —

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is subject to sale-buyback transactions.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $19,277,163. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open swap, swaptions and/or forward foreign currency contracts is $108,434.
(D)	All or a portion of this security has been segregated with the broker as collateral for open reverse repurchase agreements. Total value of securities segregated as collateral for open reverse repurchase agreements is $16,569,911.
(E)	Floating or variable rate note. Rate is listed as of January 31, 2014.
(F)	Percentage rounds to less than 0.1%.
(G)	Rate shown reflects the yield at January 31, 2014.
(H)	Cash in the amount of $650,000 has been segregated by the broker with the custodian as collateral for open swap, swaptions and/or forward foreign currency contracts.
(I)	Aggregate cost for federal income tax purposes is $382,033,996. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $5,195,176 and $6,395,796, respectively. Net unrealized depreciation for tax purposes is $1,200,620.
(J)	Cash in the amount of $1,671,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(K)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(L)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(M)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(N)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(O)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(P)	Cash in the amount of $601,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(Q)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(R)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(S)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.
(T)	Level 3 securities were not considered significant to the fund.
(U)	Other assets include pending litigation receivable.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities aggregated $15,453,509, or 5.16% of the fund’s net assets.
BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CDI	Credit Default Index
CITI	Citigroup, Inc.
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CPURNSA	US CPI Urban Consumers Non-Seasonably Adjusted Index
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
NAS	National Academy of Sciences
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Select Equity

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 6.5%
Boeing Co.	350,250	$ 43,872,315
Honeywell International, Inc.	471,300	42,996,699
Auto Components - 3.3%
Johnson Controls, Inc.	961,100	44,325,932
Automobiles - 2.8%
Ford Motor Co.	2,511,200	37,567,552
Chemicals - 4.3%
Monsanto Co.	378,400	40,318,520
Mosaic Co.	391,900	17,502,254
Commercial Banks - 4.0%
PNC Financial Services Group, Inc.	671,200	53,615,456
Communications Equipment - 2.5%
Cisco Systems, Inc.	1,545,100	33,853,141
Computers & Peripherals - 1.7%
NetApp, Inc.	542,050	22,950,397
Consumer Finance - 3.7%
Capital One Financial Corp.	712,700	50,323,747
Diversified Financial Services - 7.8%
Bank of America Corp.	3,396,350	56,888,862
Citigroup, Inc.	1,006,850	47,754,896
Electric Utilities - 2.4%
Exelon Corp. (A)	1,110,800	32,213,200
Energy Equipment & Services - 2.9%
Halliburton Co.	807,650	39,582,927
Food & Staples Retailing - 3.4%
CVS Caremark Corp.	675,500	45,744,860
Health Care Equipment & Supplies - 6.3%
Baxter International, Inc.	760,550	51,945,565
Covidien PLC	481,450	32,854,148
Industrial Conglomerates - 6.2%
General Electric Co.	3,314,300	83,288,359
Insurance - 2.9%
ACE, Ltd.	410,650	38,523,077
Media - 7.6%
Time Warner, Inc.	853,416	53,620,127
Viacom, Inc. - Class B	589,900	48,430,790
Oil, Gas & Consumable Fuels - 11.2%
EnCana Corp.	981,700	17,641,149
Exxon Mobil Corp.	769,800	70,944,768
Marathon Oil Corp.	1,118,150	36,664,138
Southwestern Energy Co. (B)	627,500	25,532,975
Pharmaceuticals - 6.5%
Pfizer, Inc.	2,876,100	87,433,440
Semiconductors & Semiconductor Equipment - 3.5%
Texas Instruments, Inc.	1,094,150	46,391,960
Software - 4.7%
Oracle Corp.	1,132,850	41,802,165
Symantec Corp.	966,700	20,697,047
Wireless Telecommunication Services - 4.2%
Vodafone Group PLC - ADR	1,521,500	56,386,790

Total Common Stocks (cost $1,045,852,040)		1,321,667,256

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (C)	32,715,837	$ 32,715,837

Total Securities Lending Collateral (cost $32,715,837)		32,715,837

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co. 0.01% (C), dated 01/31/2014, to be repurchased at $25,091,355 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 11/01/2027, and with a value of $25,594,635.	$ 25,091,334	25,091,334

Total Repurchase Agreement (cost $25,091,334)		25,091,334

Total Investment Securities (cost $1,103,659,211) (D)		1,379,474,427
Other Assets and Liabilities - Net - (2.7)%		(35,919,927)

Net Assets - 100.0%		$ 1,343,554,500

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Select Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Common Stocks	$1,321,667,256	$—	$—	$1,321,667,256
Securities Lending Collateral	32,715,837	—	—	32,715,837
Repurchase Agreement	—	25,091,334	—	25,091,334

Total Investment Securities	$1,354,383,093	$25,091,334	$—	$1,379,474,427

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $31,891,068. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at January 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $1,103,659,211. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $294,194,410 and $18,379,194, respectively. Net unrealized appreciation for tax purposes is $275,815,216.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (A)
Freddie Mac
2.41%, 08/01/2037 (B)	$ 511,465	$ 543,866

Total U.S. Government Agency Obligation (cost $518,637)		543,866

MORTGAGE-BACKED SECURITIES - 22.5%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 - 144A	13,459,148	14,026,975
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A (B)	1,069,379	1,069,128
Banc of America Funding Corp.
Series 2010-R4, Class 1A1
5.50%, 07/26/2036 - 144A	2,773,054	2,877,521
Series 2010-R6, Class 3A1
6.25%, 09/26/2037 - 144A	2,126,597	2,181,245
Banc of America Large Loan Trust
Series 2007-BMB1, Class B
1.11%, 08/15/2029 - 144A (B)	6,922,921	6,894,059
Series 2007-BMB1, Class D
1.36%, 08/15/2029 - 144A (B)	7,017,000	6,931,610
BCAP LLC Trust
Series 2006-RR1, Class PD
5.00%, 11/25/2036	1,033,562	1,033,742
Series 2009-RR10, Class 2A1
2.79%, 08/26/2035 - 144A (B)	2,130,257	2,114,020
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A (B)	2,268,128	2,278,148
Series 2009-RR13, Class 14A1
5.25%, 03/26/2037 - 144A (B)	879,414	885,057
Series 2009-RR13, Class 2A3
5.50%, 02/26/2036 - 144A (B)	2,681,102	2,800,727
Series 2009-RR13, Class 3A3
5.06%, 05/26/2036 - 144A (B)	4,164,416	4,218,945
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A (B)	7,823,023	8,382,807
Series 2009-RR3, Class 1A2
6.00%, 11/26/2036 - 144A (B)	351,773	353,658
Series 2009-RR6, Class 2A1
2.70%, 08/26/2035 - 144A (B)	6,187,682	5,754,996
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (B)	4,931,993	5,254,122
Series 2010-RR6, Class 15A5
5.50%, 12/26/2036 - 144A (B)	1,320,958	1,332,407
Series 2010-RR6, Class 16A5
5.50%, 04/26/2036 - 144A (B)	944,947	962,675
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A (B)	1,693,879	1,718,527
Series 2010-RR6, Class 20A1
4.50%, 11/26/2035 - 144A (B)	565,759	566,250
Series 2010-RR7, Class 5A6
5.50%, 10/26/2036 - 144A	6,603,040	6,866,283
Series 2012-RR2, Class 7A3
2.60%, 09/26/2035 - 144A (B)	5,913,337	6,041,709
Series 2012-RR4, Class 2A5
2.12%, 04/26/2037 - 144A (B)	8,489,130	8,543,240
Series 2012-RR5, Class 6A1
2.75%, 10/26/2035 (B)	7,348,316	7,340,734
Bear Stearns Commercial Mortgage Securities
Series 2007-PW17, Class AAB
5.70%, 06/11/2050	6,812,926	6,895,035

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BNPP Mortgage Securities LLC
Series 2009-1, Class A1
6.00%, 08/27/2037 - 144A	$ 5,318,959	$ 5,578,362
Boca Hotel Portfolio Trust
Series 2013-BOCA, Class B
1.91%, 08/15/2026 - 144A (B)	15,000,000	15,030,615
Series 2013-BOCA, Class C
2.31%, 08/15/2026 - 144A (B)	9,475,000	9,491,809
Capmark Military Housing Trust
Series 2008-AMCW, Class A2
5.91%, 03/10/2015 - 144A	2,221,896	2,246,198
CD Commercial Mortgage Trust
Series 2007-CD4, Class A1A
5.29%, 12/11/2049 (B)	12,224,312	13,168,957
CGBAM Commercial Mortgage Trust
Series 2013-BREH, Class B
1.96%, 05/15/2030 - 144A (B)	10,000,000	10,044,000
Citigroup Mortgage Loan Trust, Inc.
Series 2003-HE3, Class A
0.54%, 12/25/2033 (B)	4,920,127	4,678,465
Series 2009-10, Class 6A1
5.23%, 09/25/2034 - 144A (B)	2,112,274	2,120,573
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	9,331,120	9,630,052
Series 2010-8, Class 6A6
4.50%, 12/25/2036 - 144A	8,476,353	8,919,870
Series 2010-8, Class 6A62
3.50%, 12/25/2036 - 144A	5,230,369	5,422,036
Commercial Mortgage Pass-Through Certificates
Series 2012-MVP, Class A
2.11%, 11/17/2026 - 144A (B)	20,137,486	20,229,635
Series 2012-MVP, Class B
1.77%, 11/17/2026 - 144A (B)	9,900,000	9,915,939
Series 2013-FL3, Class B
2.31%, 10/13/2028 - 144A (B)	15,000,000	15,011,085
Series 2014-TWC, Class C
2.01%, 02/13/2032 - 144A (B)	8,000,000	8,000,000
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-35, Class 1A3
5.00%, 02/25/2018	3,812,621	3,882,598
Credit Suisse Commercial Mortgage Trust
Series 2007-C1, Class A1A
5.36%, 02/15/2040	15,507,938	16,544,892
Series 2007-C1, Class AAB
5.34%, 02/15/2040	6,206,072	6,408,992
Series 2007-C4, Class AAB
5.76%, 09/15/2039 (B)	7,923,956	8,402,967
Series 2007-C5, Class A4
5.70%, 09/15/2040 (B)	6,730,000	7,452,607
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C6, Class AJ
5.23%, 12/15/2040 (B)	20,842,000	21,947,230
Series 2007-TFLA, Class E
0.43%, 02/15/2022 - 144A (B)	7,300,000	7,007,905
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class B
0.36%, 10/15/2021 - 144A (B)	8,010,805	7,925,450
Series 2009-12R, Class 36A1
4.99%, 06/27/2036 - 144A (B)	1,268,421	1,268,505
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	1,013,843	1,040,270
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A (B)	5,397,096	5,603,475

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2010-15R, Class 4A1
3.50%, 04/26/2035 - 144A (B)	$ 9,145,236	$ 9,361,969
Series 2010-15R, Class 6A1
3.50%, 10/26/2046 - 144A (B)	3,196,997	3,218,465
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A (B)	3,666,153	3,658,524
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	3,037,535	3,107,319
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 - 144A	11,969,116	11,872,944
Series 2010-RR4, Class 2B
5.47%, 09/18/2039 - 144A (B)	8,250,000	8,968,567
Del Coronado Trust
Series 2013-HDC, Class C
1.76%, 03/15/2026 - 144A (B)	10,000,000	9,961,960
Series 2013-HDC, Class D
2.11%, 03/15/2026 - 144A (B)	8,500,000	8,439,370
Extended Stay America Trust
Series 2013-ESH5, Class A15
1.28%, 12/05/2031 - 144A	17,900,000	17,550,950
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class C
5.12%, 07/10/2045 (B)	9,000,000	9,343,521
Hilton USA Trust
Series 2013-HLF, Class CFL
2.07%, 11/05/2030 - 144A (B)	12,500,000	12,502,837
Impac CMB Trust
Series 2007-A, Class A
0.41%, 05/25/2037 (B)	14,972,798	14,985,031
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.67%, 12/26/2037 - 144A (B)	2,775,287	2,782,067
Series 2009-R2, Class 3A
2.61%, 01/26/2047 - 144A (B)	1,423,515	1,424,879
Series 2009-R7, Class 11A1
2.52%, 03/26/2037 - 144A (B)	2,468,544	2,431,380
Series 2009-R7, Class 12A1
2.62%, 08/26/2036 - 144A (B)	978,949	965,264
Series 2009-R7, Class 4A1
2.62%, 09/26/2034 - 144A (B)	1,492,434	1,471,785
Series 2009-R9, Class 1A1
2.40%, 08/26/2046 - 144A (B)	6,374,382	6,420,762
Series 2010-R2, Class 1A1
6.00%, 05/26/2036 - 144A	3,406,321	3,557,777
Series 2010-R3, Class 1A1
2.85%, 03/21/2036 - 144A (B)	3,352,012	3,384,151
Series 2010-R8, Class 2A1
5.00%, 10/26/2036 - 144A	3,386,748	3,439,418
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-FL1A, Class A2
0.61%, 07/15/2019 - 144A (B)	13,456,395	13,393,890
Series 2011-PLSD, Class C
5.14%, 11/13/2044 - 144A	4,450,000	4,781,463
Series 2013-ALC, Class B
3.01%, 07/17/2026 - 144A (B)	18,000,000	18,177,084
Series 2013-INN, Class B
2.31%, 10/15/2030 - 144A (B)	10,000,000	10,014,020
Series 2013-INN, Class C
2.71%, 10/15/2030 - 144A (B)	10,000,000	10,013,970
Series 2013-JWRZ, Class C
1.66%, 04/15/2030 - 144A (B)	10,000,000	9,960,040
Series 2014-FBLU, Class C
2.17%, 12/15/2028 - 144A (B) (C)	20,000,000	20,022,108
Series 2014-FBLU, Class D
2.77%, 12/15/2028 - 144A (B) (C)	6,000,000	6,007,694

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Commercial Mortgage-Backed Securities Trust
Series 2009-RR2, Class MLB
5.74%, 06/15/2050 - 144A (B)	$ 10,000,000	$ 10,832,270
JPMorgan Re-REMIC Trust
Series 2009-11, Class 1A1
2.69%, 02/26/2037 - 144A (B)	5,187,391	5,145,705
Series 2009-7, Class 8A1
4.43%, 01/27/2047 - 144A (B)	1,268,928	1,273,538
Series 2010-4, Class 7A1
1.87%, 08/26/2035 - 144A (B)	5,236,126	5,233,083
Series 2010-5, Class 2A2
4.50%, 07/26/2035 - 144A (B)	8,061,303	8,417,177
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A
5.85%, 07/15/2044 (B)	13,004,012	14,454,207
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class B
4.91%, 12/15/2039 (B)	12,585,000	12,865,117
Lehman Brothers Small Balance Commercial
Series 2005-1A, Class A
0.41%, 02/25/2030 - 144A (B)	9,889,755	8,915,575
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A
3.91%, 06/25/2043 - 144A	1,472,351	1,487,435
MASTR Alternative Loans Trust
Series 2003-4, Class 1A1
5.00%, 05/25/2018	8,963,362	9,137,467
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4B
5.81%, 08/12/2045 - 144A (B)	10,000,000	10,950,500
Series 2010-R4, Class 3A
5.50%, 08/26/2047 - 144A	16,203,836	16,923,513
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A
4.00%, 07/25/2060 - 144A	12,823,019	12,181,868
Motel 6 Trust
Series 2012-MTL6, Class A1
1.50%, 10/05/2025 - 144A	10,464,845	10,433,189
N-Star Real Estate CDO, Ltd.
Series 2013-1A, Class A
2.01%, 08/25/2029 - 144A (B)	12,000,000	12,011,250
RBSCF Trust
Series 2009-RR2, Class CWB
5.22%, 08/16/2048 - 144A (B)	4,000,000	4,280,752
Series 2010-RR3, Class CSCA
5.47%, 09/16/2039 - 144A (B)	11,792,971	12,808,075
RBSSP Resecuritization Trust
Series 2009-1, Class 10A1
6.50%, 07/26/2037 - 144A	6,263,284	6,654,125
Series 2013-2, Class 2A1
0.35%, 12/20/2036 - 144A (B)	17,445,911	16,900,569
RREF LLC
Series 2013-LT2, Class A
2.83%, 05/22/2028 - 144A	9,468,826	9,507,847
Series 2013-RIA4, Class A1
3.25%, 11/27/2028 - 144A (B)	8,600,390	8,616,757
SCG Trust
Series 2013-SRP1, Class B
2.66%, 11/15/2026 - 144A (B)	20,000,000	20,002,680
SilverLeaf Finance XVII LLC
Series 2013-A, Class A
2.68%, 03/16/2026 - 144A	15,515,175	15,447,358
Springleaf Mortgage Loan Trust
Series 2012-2A, Class M2
4.61%, 10/25/2057 - 144A (B)	19,719,000	20,184,073

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Springleaf Mortgage Loan Trust (continued)
Series 2013-2A, Class A
1.78%, 12/25/2065 - 144A (B)	$ 4,468,569	$ 4,456,106
Starwood Property Mortgage Trust
Series 2013-FV1, Class B
2.16%, 08/11/2028 - 144A (B)	10,000,000	10,006,830
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ
5.55%, 08/15/2039 (B)	5,114,000	5,447,837
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class B
5.24%, 07/15/2042 (B)	6,000,000	6,203,670
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
2.49%, 06/25/2033 (B)	791,828	808,428
Wells Fargo Mortgage Loan Trust
Series 2010-RR2, Class 1A1
2.75%, 09/27/2035 - 144A (B)	4,205,537	4,217,523
Series 2010-RR4, Class 1A1
2.69%, 12/27/2046 - 144A (B)	4,774,768	4,792,917
Series 2011-RR3, Class A1
2.62%, 03/27/2037 - 144A (B)	12,997,337	12,767,828

Total Mortgage-Backed Securities (cost $862,877,858)		868,880,585

ASSET-BACKED SECURITIES - 11.6%
AmeriCredit Automobile Receivables Trust
Series 2013-5, Class C
2.29%, 11/08/2019	3,000,000	3,018,279
ARES CLO, Ltd.
Series 2007-3RA, Class A2
0.46%, 04/16/2021 - 144A (B)	16,642,692	16,105,865
ARES XII CLO, Ltd.
Series 2007-12A, Class A
0.87%, 11/25/2020 - 144A (B)	17,789,264	17,682,261
Bayview Opportunity Master Fund IIA Trust
Series 2013-2RPL, Class A
3.72%, 03/28/2018 - 144A (B)	5,255,511	5,216,592
Bayview Opportunity Master Fund Trust IIB, LP
Series 2013-14NP, Class A
4.21%, 08/28/2033 - 144A (B)	12,390,501	12,467,080
Bayview Opportunity Master Fund Trust IIlA, LP
Series 2013-4RPL, Class A
4.46%, 07/28/2018 - 144A (B)	8,269,797	8,284,163
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 - 144A	14,480,455	14,309,846
Series 2013-A, Class A
3.01%, 12/04/2028 - 144A	27,536,997	27,849,569
ColumbusNova CLO, Ltd.
Series 2007-1A, Class A1
0.49%, 05/16/2019 - 144A (B)	3,495,393	3,451,439
Countrywide Asset-Backed Certificates
Series 2006-17, Class 2A2
0.31%, 03/25/2047 (B)	11,134,660	8,841,543
Diamond Resorts Owner Trust
Series 2013-1, Class A
1.95%, 01/20/2025 - 144A	8,456,686	8,452,128
Series 2013-2, Class A
2.27%, 05/20/2026 - 144A	17,673,191	17,635,424
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A	34,395,000	35,512,837

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust
Series 2013-A, Class A
2.28%, 01/25/2026 - 144A	$ 4,341,510	$ 4,342,326
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	20,000,000	20,162,000
Series 2014-T2, Class AT2
2.22%, 01/15/2047 - 144A	10,000,000	10,020,900
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.40%, 03/20/2036 (B)	23,721,000	23,003,202
Series 2007-1, Class A4
0.52%, 03/20/2036 (B)	9,352,000	8,974,404
Marriott Vacation Club Owner Trust
Series 2012-1A, Class A
2.51%, 05/20/2030 - 144A	12,634,525	12,831,624
Mountain View CLO III, Ltd.
Series 2007-3A, Class A1
0.45%, 04/16/2021 - 144A (B)	4,931,024	4,860,061
Nationstar Mortgage Advance Receivables Trust
Series 2013-T2A, Class B2
1.99%, 06/20/2046 - 144A	4,000,000	3,994,401
Series 2013-T2A, Class C2
2.19%, 06/20/2046 - 144A	3,000,000	2,995,801
Ocean Trails CLO I
Series 2006-1A, Class A1
0.49%, 10/12/2020 - 144A (B)	5,750,556	5,653,871
Orange Lake Timeshare Trust
Series 2012-AA, Class A
3.45%, 03/10/2027 - 144A	4,021,049	4,131,254
Prestige Auto Receivables Trust
Series 2012-1A, Class C
3.25%, 07/15/2019 - 144A	5,000,000	5,077,340
Sierra Timeshare Receivables Funding LLC
Series 2011-2A, Class A
3.26%, 05/20/2028 - 144A	2,823,649	2,888,853
Series 2011-3A, Class A
3.37%, 07/20/2028 - 144A	4,000,202	4,104,659
Series 2012-1A, Class B
3.58%, 11/20/2028 - 144A	5,962,020	6,061,979
Series 2012-2A, Class A
2.38%, 03/20/2029 - 144A	5,556,238	5,622,490
Series 2012-2A, Class B
3.42%, 03/20/2029 - 144A	2,487,867	2,532,425
Series 2012-3A, Class A
1.87%, 08/20/2029 - 144A	9,818,791	9,870,791
Series 2013-2A, Class C
4.75%, 11/20/2025 - 144A	5,424,659	5,409,682
Silverleaf Finance XV LLC
Series 2012-D, Class A
3.00%, 03/17/2025 - 144A	13,144,816	13,272,097
SpringCastle America Funding LLC
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	10,808,694	10,886,517
Station Place Securitization Trust
2.45%, 11/25/2014	30,000,000	30,000,000
SVO VOI Mortgage Corp.
Series 2012-AA, Class A
2.00%, 09/20/2029 - 144A	15,867,203	15,871,202
TAL Advantage LLC
Series 2011-1A, Class A
4.60%, 01/20/2026 - 144A	14,651,000	14,706,909

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.56%, 10/15/2015 - 144A (B)	$ 25,520,000	$ 25,846,975
Welk Resorts LLC
Series 2013-AA, Class A
3.10%, 03/15/2029 - 144A	16,227,832	16,179,067

Total Asset-Backed Securities (cost $442,162,787)		448,127,856

MUNICIPAL GOVERNMENT OBLIGATION - 0.3%
Rhode Island Economic Development Corp. (Revenue Bonds)
Insurer: AGM
6.00%, 11/01/2015 (D)	11,675,000	12,022,098

Total Municipal Government Obligation (cost $11,675,000)		12,022,098

PREFERRED CORPORATE DEBT SECURITY - 1.1%
Insurance - 1.1%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A (B)	39,435,000	42,195,450

Total Preferred Corporate Debt Security (cost $42,489,903)		42,195,450

CORPORATE DEBT SECURITIES - 61.4%
Aerospace & Defense - 0.9%
Bombardier, Inc.
7.50%, 03/15/2018 - 144A (E)	4,750,000	5,296,250
Exelis, Inc.
4.25%, 10/01/2016 (E)	27,920,000	29,489,383
Airlines - 2.5%
AirTran Airways Pass-Through Trust
10.41%, 04/01/2017 - 144A	15,720,997	17,411,005
America West Airlines Pass-Through Trust
7.93%, 07/02/2020	2,797,642	3,000,472
8.06%, 01/02/2022	9,345,945	10,233,809
Continental Airlines Pass-Through Trust
7.46%, 10/01/2016 (E)	3,509,583	3,513,794
Delta Air Lines, Inc., Pass-Through Trust
6.20%, 01/02/2020 (E)	26,424,500	29,463,318
Northwest Airlines Pass-Through Trust
6.26%, 05/20/2023	1,233,253	1,317,977
UAL Pass-Through Trust
10.40%, 05/01/2018	20,265,531	23,001,378
Virgin Australia Trust
5.00%, 04/23/2025 - 144A	8,500,000	8,925,000
Automobiles - 0.7%
General Motors Co.
3.50%, 10/02/2018 - 144A	25,000,000	25,531,250
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015 (E)	BRL 21,570,000	8,714,700
Coca-Cola Bottling Co. Consolidated
5.00%, 06/15/2016	$ 7,650,000	8,235,432
Building Products - 0.2%
Owens Corning, Inc.
6.50%, 12/01/2016	6,493,000	7,222,553
Capital Markets - 1.8%
Macquarie Group, Ltd.
7.30%, 08/01/2014 - 144A	20,590,000	21,244,762
Morgan Stanley, Series MTN
0.69%, 10/18/2016 (B)	15,000,000	14,909,310
1.52%, 04/25/2018 (B)	18,000,000	18,283,284
3.00%, 08/31/2017 (B)	1,500,000	1,569,288
5.95%, 12/28/2017	12,000,000	13,748,796

	Principal	Value
Commercial Banks - 14.1%
Bank of America NA
0.54%, 06/15/2017 (B)	$ 33,850,000	$ 33,127,370
Barclays Bank PLC, Series MTN
6.05%, 12/04/2017 - 144A	34,900,000	39,247,598
BBVA US Senior SAU
3.25%, 05/16/2014	27,548,000	27,740,395
BNP Paribas / BNP Paribas US Medium-Term Note Program LLC, Series MTN
5.13%, 01/15/2015 - 144A	11,004,000	11,420,942
Branch Banking & Trust Co.
0.56%, 09/13/2016 (B)	9,285,000	9,216,384
CIT Group, Inc.
4.25%, 08/15/2017	5,000,000	5,187,500
Discover Bank
2.00%, 02/21/2018 (E)	16,226,000	16,202,959
Export-Import Bank of Korea
4.00%, 01/11/2017 (E)	13,900,000	14,868,788
Fifth Third Bancorp
0.67%, 12/20/2016 (B)	1,714,000	1,698,139
Fifth Third Bank
0.65%, 02/26/2016 (B)	1,165,000	1,166,933
First Horizon National Corp.
5.38%, 12/15/2015	39,835,000	42,710,529
HBOS PLC, Series MTN
6.75%, 05/21/2018 - 144A	47,695,000	54,094,047
ING Bank NV
3.75%, 03/07/2017 - 144A (E)	15,062,000	16,004,881
5.13%, 05/01/2015 - 144A	21,773,000	22,712,962
Intesa Sanpaolo SpA
2.38%, 01/13/2017	35,000,000	34,974,800
3.88%, 01/16/2018	6,000,000	6,151,968
JPMorgan Chase Bank NA
0.57%, 06/13/2016 (B)	9,550,000	9,490,351
6.00%, 10/01/2017	27,783,000	31,860,489
National City Bank
5.25%, 12/15/2016	17,300,000	19,182,067
National City Bank, Series MTN
5.80%, 06/07/2017	4,655,000	5,283,150
PNC Bank NA
0.56%, 04/29/2016 (B)	20,000,000	20,010,880
Regions Bank
7.50%, 05/15/2018	20,386,000	24,032,933
Regions Financial Corp.
5.75%, 06/15/2015	9,250,000	9,808,617
Royal Bank of Scotland Group PLC
5.00%, 10/01/2014 (E)	9,820,000	10,004,174
5.05%, 01/08/2015 (E)	6,310,000	6,467,750
Royal Bank of Scotland PLC
4.38%, 03/16/2016 (E)	7,005,000	7,489,137
Societe Generale SA
5.75%, 04/20/2016 - 144A (E)	16,305,000	17,670,544
SunTrust Bank Subordinated, Series MTN
5.45%, 12/01/2017	5,500,000	6,037,872
Wachovia Corp.
0.61%, 10/15/2016 (B)	32,044,000	31,920,022
Zions Bancorporation
4.00%, 06/20/2016	10,000,000	10,371,390
Commercial Services & Supplies - 0.7%
ADOP CO
6.63%, 10/01/2017 - 144A	15,000,000	17,006,280
Hutchison Whampoa International 11, Ltd.
3.50%, 01/13/2017 - 144A	9,600,000	10,062,326
Construction Materials - 0.4%
CRH America, Inc.
6.00%, 09/30/2016	12,748,000	14,237,808

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Consumer Finance - 0.5%
Discover Financial Services
6.45%, 06/12/2017	$ 16,512,000	$ 18,715,923
Containers & Packaging - 0.5%
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is
5.63%, 12/15/2016 - 144A	6,250,000	6,375,000
6.00%, 06/15/2017 - 144A (E)	14,765,000	15,134,125
Diversified Financial Services - 4.5%
Bank of America Corp.
5.42%, 03/15/2017	20,206,000	22,247,574
Citigroup, Inc.
0.51%, 06/09/2016 (B)	50,469,000	49,621,020
Ford Motor Credit Co. LLC
8.00%, 12/15/2016	26,068,000	30,747,206
General Electric Capital Corp., Series MTN
0.89%, 07/12/2016 (B)	28,015,000	28,274,307
Murray Street Investment Trust I
4.65%, 03/09/2017 (F)	34,866,000	37,676,234
PTTEP Australia International Finance Pty, Ltd.
4.15%, 07/19/2015 - 144A	6,000,000	6,213,600
Diversified Telecommunication Services - 3.4%
GTP Towers Issuer LLC
4.44%, 02/15/2015 - 144A	25,765,000	26,443,496
Qwest Corp.
8.38%, 05/01/2016	11,007,000	12,558,921
Telecom Italia Capital SA
6.18%, 06/18/2014	17,012,000	17,318,216
Telefonica Emisiones SAU
3.73%, 04/27/2015	31,930,000	32,946,683
3.99%, 02/16/2016 (E)	4,000,000	4,210,160
Verizon Communications, Inc.
1.99%, 09/14/2018 (B)	35,900,000	37,565,652
Electric Utilities - 1.5%
Constellation Energy Group, Inc.
4.55%, 06/15/2015	28,476,000	29,858,908
FirstEnergy Corp.
2.75%, 03/15/2018	3,145,000	3,152,655
Iberdrola Finance Ireland, Ltd.
3.80%, 09/11/2014 - 144A (E)	24,822,000	25,260,357
Electronic Equipment & Instruments - 1.0%
Avnet, Inc.
6.00%, 09/01/2015	18,943,000	20,317,845
6.63%, 09/15/2016	15,199,000	17,001,814
Energy Equipment & Services - 2.1%
Boardwalk Pipelines, LP
5.88%, 11/15/2016	11,075,000	12,385,040
DCP Midstream Operating, LP
3.25%, 10/01/2015	24,545,000	25,363,158
Sunoco Logistics Partners Operations, LP
6.13%, 05/15/2016	17,646,000	18,935,270
TransCanada PipeLines, Ltd.
0.93%, 06/30/2016 (B)	24,365,000	24,557,971
Food & Staples Retailing - 0.1%
Delhaize Group SA
6.50%, 06/15/2017 (E)	3,688,000	4,140,215
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp.
2.65%, 10/01/2018 (E)	19,260,000	19,592,485
Edwards Lifesciences Corp.
2.88%, 10/15/2018 (E)	24,985,000	25,278,774

	Principal	Value
Health Care Providers & Services - 0.8%
Owens & Minor, Inc.
6.35%, 04/15/2016	$ 27,220,000	$ 29,648,677
Hotels, Restaurants & Leisure - 0.6%
MGM Resorts International
10.00%, 11/01/2016 (E)	18,460,000	22,198,150
Household Durables - 0.6%
Meritage Homes Corp.
4.50%, 03/01/2018 (E)	9,500,000	9,547,500
Whirlpool Corp.
7.75%, 07/15/2016	12,970,000	14,921,998
Independent Power Producers & Energy Traders - 0.9%
TransAlta Corp.
4.75%, 01/15/2015 (E)	35,701,000	36,964,030
Insurance - 4.7%
American International Group, Inc.
2.38%, 08/24/2015	7,540,000	7,702,894
Fidelity National Financial, Inc.
6.60%, 05/15/2017 (E)	26,072,000	29,344,375
Genworth Holdings, Inc., Series MTN
6.52%, 05/22/2018 (E)	16,222,000	18,640,441
Liberty Mutual Group, Inc.
5.75%, 03/15/2014 - 144A	19,200,000	19,306,272
6.70%, 08/15/2016 - 144A	1,925,000	2,184,740
Prudential Covered Trust
3.00%, 09/30/2015 - 144A	102,001	105,195
Stone Street Trust
5.90%, 12/15/2015 - 144A	35,555,000	38,396,093
Transatlantic Holdings, Inc.
5.75%, 12/14/2015 (E)	25,760,000	27,952,202
WR Berkley Corp.
5.60%, 05/15/2015	35,260,000	37,160,655
IT Services - 1.1%
Affiliated Computer Services, Inc.
5.20%, 06/01/2015 (E)	16,300,000	17,179,108
Computer Sciences Corp.
2.50%, 09/15/2015	25,615,000	26,202,685
Machinery - 0.5%
CNH Capital LLC
3.25%, 02/01/2017	20,000,000	20,275,000
Media - 0.5%
WPP Finance UK
8.00%, 09/15/2014	20,720,000	21,634,850
Metals & Mining - 2.0%
Glencore Canada Corp.
5.38%, 06/01/2015	13,250,000	13,967,156
Kinross Gold Corp.
3.63%, 09/01/2016 (E)	28,605,000	28,874,431
Vale Overseas, Ltd.
6.25%, 01/11/2016	17,000,000	18,489,999
Xstrata Finance Canada, Ltd.
2.85%, 11/10/2014 - 144A	9,960,000	10,095,117
5.80%, 11/15/2016 - 144A	4,913,000	5,437,394
Oil, Gas & Consumable Fuels - 4.5%
Enbridge, Inc.
0.90%, 10/01/2016 (B)	19,895,000	19,952,855
Korea National Oil Corp.
5.38%, 07/30/2014 - 144A	15,830,000	16,171,263
Lukoil International Finance BV
3.42%, 04/24/2018 - 144A	13,425,000	13,324,312
6.38%, 11/05/2014 - 144A	11,650,000	12,014,062
Petrobras Global Finance BV
2.00%, 05/20/2016 (E)	15,000,000	14,863,575

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Petrobras International Finance Co.
3.50%, 02/06/2017 (E)	$ 17,000,000	$ 17,164,203
Petrohawk Energy Corp.
7.25%, 08/15/2018	29,270,000	31,327,681
Petroleos Mexicanos
3.13%, 01/23/2019 - 144A (E)	5,000,000	5,020,185
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.83%, 09/30/2016 - 144A	18,953,220	20,137,796
Rosneft Finance SA
6.25%, 02/02/2015 - 144A (E)	15,000,000	15,729,000
Rosneft Oil Co. via Rosneft International Finance, Ltd.
3.15%, 03/06/2017 - 144A	5,000,000	5,026,000
Tengizchevroil Finance Co. Sarl
6.12%, 11/15/2014 - 144A	5,365,551	5,445,713
Real Estate Investment Trusts - 2.2%
Digital Realty Trust, LP
4.50%, 07/15/2015 (E)	14,200,000	14,766,353
Hospitality Properties Trust
7.88%, 08/15/2014	10,000,000	10,019,910
Kilroy Realty, LP
5.00%, 11/03/2015 (E)	14,130,000	15,028,668
National Retail Properties, Inc.
6.15%, 12/15/2015	14,850,000	16,195,840
6.25%, 06/15/2014	9,958,000	10,147,282
WCI Finance LLC / WEA Finance LLC
5.70%, 10/01/2016 - 144A	17,000,000	18,955,544
Real Estate Management & Development - 0.9%
First Industrial, LP
5.75%, 01/15/2016	16,570,000	17,686,818
6.42%, 06/01/2014	2,691,000	2,733,593
First Industrial, LP, Series MTN
7.50%, 12/01/2017	11,475,000	13,054,419
Road & Rail - 1.1%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A (E)	19,555,000	20,455,899
GATX Financial Corp.
5.80%, 03/01/2016	19,000,000	20,549,697
Trading Companies & Distributors - 1.0%
International Lease Finance Corp.
6.75%, 09/01/2016 - 144A	35,280,000	39,293,100
Transportation Infrastructure - 0.3%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.13%, 05/11/2015 - 144A	10,070,000	10,363,148
Wireless Telecommunication Services - 3.2%
Crown Castle Towers LLC
3.21%, 08/15/2015 - 144A	12,000,000	12,226,368
4.52%, 01/15/2015 - 144A	15,870,000	16,333,261
Richland Towers Funding LLC / Management Funding
4.61%, 03/15/2016 - 144A	10,489,462	10,850,573
SBA Tower Trust
4.25%, 04/15/2015 - 144A	35,760,000	36,178,106
5.10%, 04/15/2042 - 144A	2,765,000	2,993,856
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	18,700,000	22,580,250
WCP Wireless Site Funding / WCP Wireless Site RE Funding
4.14%, 11/15/2015 - 144A	22,391,052	23,040,594

Total Corporate Debt Securities (cost $2,344,434,980)		2,376,325,241

	Principal	Value
LOAN ASSIGNMENTS - 2.4%
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc., Term Loan B
3.75%, 05/19/2017 (B)	$ 4,078,710	$ 4,108,028
Food & Staples Retailing - 0.1%
Albertsons LLC, Term Loan B1
4.25%, 03/21/2016 (B)	2,047,260	2,061,059
Albertsons LLC, Term Loan B2
4.75%, 03/21/2019 (B)	1,335,740	1,348,540
Food Products - 0.3%
Michael Foods Group, Inc., Term Loan
4.25%, 02/23/2018 (B)	13,259,648	13,330,097
Health Care Providers & Services - 0.4%
HCA, Inc., Extended Term Loan
2.91%, 03/31/2017 (B)	13,466,250	13,478,181
Hotels, Restaurants & Leisure - 0.4%
Dunkin’ Brands, Inc., Term Loan B3
3.75%, 02/14/2020 (B)	15,741,975	15,786,257
Household Products - 0.8%
Dell International LLC, USD Term Loan C
3.75%, 10/29/2018 (B)	29,250,000	29,158,594
Media - 0.1%
Nielsen Finance LLC, USD Term Loan E
2.91%, 05/02/2016 (B)	4,950,000	4,960,796
Personal Products - 0.2%
Revlon Consumer Products Corp., Term Loan B
4.00%, 11/20/2017 (B)	8,479,900	8,548,799

Total Loan Assignments (cost $91,848,857)		92,780,351

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (G)	113,922,568	113,922,568

Total Securities Lending Collateral (cost $113,922,568)		113,922,568

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.01% (G), dated 01/31/2014, to be repurchased at $28,889,481 on 02/03/2014. Collateralized by U.S. Government Agency Obligations, 2.50% - 3.50%, due 01/01/2042 - 03/15/2043, and with a total value of $29,467,388.	$ 28,889,456	28,889,456

Total Repurchase Agreement (cost $28,889,456)		28,889,456

Total Investment Securities (cost $3,938,820,046) (H)		3,983,687,471
Other Assets and Liabilities - Net - (3.0)%		(115,095,607)

Net Assets - 100.0%		$ 3,868,591,864

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
U.S. Government Agency Obligation	$—	$543,866	$—	$543,866
Mortgage-Backed Securities	—	868,880,585	—	868,880,585
Asset-Backed Securities	—	448,127,856	—	448,127,856
Municipal Government Obligation	—	12,022,098	—	12,022,098
Preferred Corporate Debt Security	—	42,195,450	—	42,195,450
Corporate Debt Securities	—	2,376,325,241	—	2,376,325,241
Loan Assignments	—	92,780,351	—	92,780,351
Securities Lending Collateral	113,922,568	—	—	113,922,568
Repurchase Agreement	—	28,889,456	—	28,889,456

Total Investment Securities	$113,922,568	$3,869,764,903	$—	$3,983,687,471

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1%.
(B)	Floating or variable rate note. Rate is listed as of January 31, 2014.
(C)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(D)	Illiquid. Total aggregate fair value of illiquid securities is $12,022,098, or 0.31% of the fund’s net assets.
(E)	All or a portion of this security is on loan. The value of all securities on loan is $111,583,679. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of January 31, 2014. Maturity date disclosed is the ultimate maturity date.
(G)	Rate shown reflects the yield at January 31, 2014.
(H)	Aggregate cost for federal income tax purposes is $3,938,820,046. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $57,028,125 and $12,160,700, respectively. Net unrealized appreciation for tax purposes is $44,867,425.
(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities aggregated $1,842,083,232, or 47.62% of the fund’s net assets.
AGM	Assured Guaranty Municipal Corporation
MTN	Medium Term Note
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

CURRENCY ABBREVIATION:

BRL	Brazilian Real

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Aerospace & Defense - 1.3%
AAR Corp. (A)	10,410	$ 277,427
American Science & Engineering, Inc.	4,590	313,910
Ducommun, Inc. (A) (B)	11,125	317,063
Orbital Sciences Corp. (B)	13,650	333,742
Airlines - 1.0%
JetBlue Airways Corp. (A) (B)	38,425	336,603
Republic Airways Holdings, Inc. (B)	30,400	298,224
SkyWest, Inc. (A)	20,265	263,648
Auto Components - 0.7%
Stoneridge, Inc. (B)	25,175	286,492
Tower International, Inc. (A) (B)	14,900	331,227
Automobiles - 0.3%
Thor Industries, Inc.	6,025	309,504
Biotechnology - 1.1%
Geron Corp. (A) (B)	58,970	296,029
Myriad Genetics, Inc. (A) (B)	12,760	352,559
PDL Biopharma, Inc. (A)	37,600	342,160
Building Products - 0.3%
Simpson Manufacturing Co., Inc.	9,205	300,083
Capital Markets - 2.7%
Cowen Group, Inc. - Class A (B)	85,425	348,534
FBR & Co. (B)	11,445	277,656
Fortress Investment Group LLC - Class A	39,690	328,236
Gladstone Investment Corp.	40,085	325,891
Janus Capital Group, Inc. (A)	26,700	293,433
Och-Ziff Capital Management Group LLC - Class A	20,915	292,392
Prospect Capital Corp. (A)	29,035	315,610
Stifel Financial Corp. (A) (B)	7,225	326,209
Chemicals - 1.7%
A. Schulman, Inc.	9,490	322,375
FutureFuel Corp. (A)	20,730	339,143
Koppers Holdings, Inc.	6,935	273,933
Minerals Technologies, Inc.	5,755	297,418
Olin Corp. (A)	12,265	315,333
Commercial Banks - 5.0%
Cathay General Bancorp	12,635	296,923
Central Pacific Financial Corp.	16,700	306,445
Chemical Financial Corp.	10,405	300,496
City Holding Co.	7,020	313,232
CVB Financial Corp. (A)	20,300	302,876
First Interstate Bancsystem, Inc. - Class A	11,485	294,705
First Merchants Corp.	14,975	315,823
Glacier Bancorp, Inc.	11,605	306,720
Hanmi Financial Corp. - Basis B	14,750	318,157
Lakeland Financial Corp. (A)	9,195	336,813
Popular, Inc. (B)	11,530	304,392
Sandy Spring Bancorp, Inc.	11,550	288,404
Simmons First National Corp. - Class A (A)	8,875	306,454
United Community Banks, Inc. (B)	18,015	300,490
Wilshire Bancorp, Inc. (A)	31,590	314,636
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	12,030	320,720
ARC Document Solutions, Inc. - Class A (B)	39,795	301,646
Consolidated Graphics, Inc. (B)	4,845	314,150
R.R. Donnelley & Sons Co. (A)	17,345	320,362
Steelcase, Inc. - Class A	19,935	294,440
United Stationers, Inc.	7,585	314,247
Viad Corp.	12,395	325,864

	Shares	Value
Communications Equipment - 2.7%
AudioCodes, Ltd. (B)	41,535	$ 313,174
BlackBerry, Ltd. (B)	37,920	358,344
Brocade Communications Systems, Inc. (A) (B)	35,810	334,465
Comtech Telecommunications Corp. (A)	10,410	316,672
Emulex Corp. (A) (B)	44,205	325,349
Harmonic, Inc. (B)	40,215	263,810
Polycom, Inc. (A) (B)	30,390	362,553
ShoreTel, Inc. (B)	33,295	256,372
Computers & Peripherals - 1.5%
Lexmark International, Inc. - Class A	8,485	332,527
Logitech International SA (A)	22,940	361,535
QLogic Corp. (B)	27,705	320,547
Super Micro Computer, Inc. (A) (B)	20,045	412,125
Construction & Engineering - 1.3%
AECOM Technology Corp. (B)	10,225	293,151
Comfort Systems USA, Inc. - Class A	16,205	276,133
Pike Corp. (B)	31,680	333,907
Tutor Perini Corp. (B)	13,715	309,959
Consumer Finance - 0.3%
Nelnet, Inc. - Class A	8,220	306,195
Containers & Packaging - 1.7%
Graphic Packaging Holding Co. (B)	34,990	332,405
Greif, Inc. - Class A	5,780	292,641
Myers Industries, Inc.	17,110	327,657
Silgan Holdings, Inc.	6,815	312,332
Sonoco Products Co.	8,435	349,040
Diversified Consumer Services - 2.4%
American Public Education, Inc. (A) (B)	7,060	298,850
Apollo Education Group, Inc. - Class A (A) (B)	11,685	377,309
Capella Education Co. (A)	5,040	314,445
DeVry Education Group, Inc. (A)	8,685	313,876
ITT Educational Services, Inc. (A) (B)	7,925	232,995
K12, Inc. (A) (B)	14,975	328,701
Strayer Education, Inc. (B)	9,045	316,213
Diversified Telecommunication Services - 1.5%
Atlantic Tele-Network, Inc. (A)	5,730	333,773
IDT Corp. - Class B (A)	14,530	247,010
Inteliquent, Inc.	29,545	342,722
Vonage Holdings Corp. (A) (B)	93,550	431,265
Electric Utilities - 1.0%
El Paso Electric Co.	9,335	340,074
Hawaiian Electric Industries, Inc. (A)	11,710	304,694
IDACORP, Inc. (A)	6,225	328,245
Electronic Equipment & Instruments - 3.6%
AVX Corp. (A)	24,805	320,481
Benchmark Electronics, Inc. (B)	13,680	310,946
Celestica, Inc. (B)	29,390	291,549
Daktronics, Inc.	21,470	313,677
Insight Enterprises, Inc. (B)	13,200	278,520
Nam Tai Electronics, Inc. (A)	42,375	258,064
Orbotech, Ltd. (B)	23,535	319,841
Plexus Corp. (A) (B)	7,455	291,490
Sanmina Corp. (A) (B)	19,615	327,963
ScanSource, Inc. (A) (B)	7,725	289,996
Zebra Technologies Corp. - Class A (B)	5,975	328,386
Energy Equipment & Services - 3.2%
Bristow Group, Inc.	4,105	294,698
Exterran Holdings, Inc. (B)	9,410	326,903
Matrix Service Co. (B)	13,040	342,691
Newpark Resources, Inc. (A) (B)	25,835	293,486
Parker Drilling Co. (B)	40,395	300,539

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
Energy Equipment & Services (continued)
Patterson-UTI Energy, Inc. (A)	13,460	$ 345,787
Pioneer Energy Services Corp. (B)	44,025	368,930
Tesco Corp. - Class B (A) (B)	16,350	345,312
Unit Corp. (B)	6,465	323,056
Food & Staples Retailing - 1.0%
Andersons, Inc. (A)	3,730	308,620
Roundy’s, Inc. (A) (B)	35,885	304,305
Spartan Stores, Inc.	13,910	314,227
Food Products - 1.6%
Chiquita Brands International, Inc. (A) (B)	28,450	301,001
Dean Foods Co.	17,650	278,870
Omega Protein Corp. (B)	24,955	252,794
Pilgrim’s Pride Corp. (A) (B)	19,595	327,825
Sanderson Farms, Inc. (A)	4,395	326,768
Gas Utilities - 0.4%
Laclede Group, Inc.	7,225	331,555
Health Care Equipment & Supplies - 3.8%
Alere, Inc. (A) (B)	8,890	336,931
Anika Therapeutics, Inc. (B)	8,690	289,116
Conmed Corp.	7,400	310,430
Hill-Rom Holdings, Inc. (A)	8,030	291,248
ICU Medical, Inc. - Class B (B)	5,070	327,066
Masimo Corp. (A) (B)	11,635	340,324
Meridian Bioscience, Inc. (A)	12,945	294,887
Natus Medical, Inc. (B)	14,600	377,994
NuVasive, Inc. (A) (B)	9,980	373,651
PhotoMedex, Inc. (A) (B)	23,080	321,043
Thoratec Corp. (B)	8,120	283,713
Health Care Providers & Services - 6.7%
Addus HomeCare Corp. (A) (B)	11,155	263,704
Alliance HealthCare Services, Inc. (A) (B)	10,505	301,494
Amedisys, Inc. (A) (B)	20,480	309,043
AMN Healthcare Services, Inc. (B)	22,180	335,140
Amsurg Corp. - Class A (B)	7,000	292,250
BioTelemetry, Inc. (A) (B)	33,915	247,240
Centene Corp. (B)	5,270	319,362
Chemed Corp. (A)	4,285	338,172
Cross Country Healthcare, Inc. (B)	32,230	348,084
Gentiva Health Services, Inc. (A) (B)	26,730	303,653
Health Net, Inc. (B)	10,770	354,225
Kindred Healthcare, Inc. (A)	16,285	308,438
LifePoint Hospitals, Inc. (B)	5,860	310,639
Magellan Health Services, Inc. (B)	5,330	318,894
Owens & Minor, Inc. (A)	8,435	292,188
PharMerica Corp. (B)	15,505	377,392
Providence Service Corp. (B)	10,840	286,068
Triple-S Management Corp. - Class B (A) (B)	16,585	295,876
VCA Antech, Inc. (B)	9,985	318,921
WellCare Health Plans, Inc. (B)	4,375	284,856
Health Care Technology - 0.7%
MedAssets, Inc. (A) (B)	15,235	335,779
Omnicell, Inc. (A) (B)	13,570	350,378
Hotels, Restaurants & Leisure - 1.8%
International Speedway Corp. - Class A (A)	9,615	322,776
Marriott Vacations Worldwide Corp. (B)	6,285	300,926
Monarch Casino & Resort, Inc. (B)	18,570	357,844
Ruth’s Hospitality Group, Inc.	25,725	336,740
Wendy’s Co. (A)	37,200	337,404
Household Durables - 0.7%
Ethan Allen Interiors, Inc. (A)	11,440	288,746
Skullcandy, Inc. (B)	43,435	317,075

	Shares	Value
Insurance - 2.7%
American Equity Investment Life Holding Co. (A)	13,375	$ 293,581
Argo Group International Holdings, Ltd.	6,885	309,756
Aspen Insurance Holdings, Ltd.	8,515	331,234
Hanover Insurance Group, Inc. (A)	5,380	298,751
Navigators Group, Inc. (B)	5,050	301,132
Platinum Underwriters Holdings, Ltd.	5,205	295,852
Protective Life Corp. (A)	6,300	308,763
Symetra Financial Corp.	17,420	333,593
Internet & Catalog Retail - 0.8%
NutriSystem, Inc. (A)	16,850	239,607
Overstock.com, Inc. (B)	11,220	236,293
PetMed Express, Inc. (A)	20,185	267,048
Internet Software & Services - 0.6%
IntraLinks Holdings, Inc. (B)	27,200	287,776
Perion Network, Ltd. (A) (B)	23,340	280,547
IT Services - 3.8%
CACI International, Inc. - Class A (A) (B)	4,730	350,115
Convergys Corp. (A)	14,395	293,226
CSG Systems International, Inc. (A)	11,775	352,779
DST Systems, Inc.	3,840	349,440
Euronet Worldwide, Inc. (B)	7,225	309,664
ExlService Holdings, Inc. (A) (B)	12,625	317,519
Forrester Research, Inc. (A)	8,625	323,782
Global Cash Access Holdings, Inc. (B)	34,125	289,380
Lionbridge Technologies, Inc. (B)	55,715	306,433
ManTech International Corp. - Class A (A)	11,605	337,705
Sykes Enterprises, Inc. (A) (B)	15,120	316,915
Life Sciences Tools & Services - 1.5%
Affymetrix, Inc. (B)	39,555	371,421
Albany Molecular Research, Inc. (A) (B)	29,895	319,877
Charles River Laboratories International, Inc. (B)	5,725	323,634
ICON PLC (B)	8,675	364,437
Machinery - 1.5%
Greenbrier Cos., Inc. (B)	10,375	380,659
ITT Corp. (A)	7,445	304,873
NN, Inc.	16,690	295,246
Wabash National Corp. (A) (B)	27,360	375,105
Marine - 0.7%
Matson, Inc. (A)	13,375	320,064
Seaspan Corp. - Class A (A)	14,690	326,852
Media - 1.0%
Digital Generation, Inc. (B)	26,265	354,577
Entravision Communications Corp. - Class A (A)	47,840	288,475
Harte-Hanks, Inc.	37,855	259,307
Metals & Mining - 1.3%
Commercial Metals Co.	17,725	337,839
Materion Corp.	10,955	291,074
Steel Dynamics, Inc.	17,990	296,835
U.S. Steel Corp. (A)	11,940	311,753
Multi-Utilities - 0.7%
Avista Corp. (A)	11,675	336,590
Vectren Corp. (A)	8,485	309,872
Multiline Retail - 0.3%
Fred’s, Inc. - Class A (A)	18,215	318,398
Oil, Gas & Consumable Fuels - 5.9%
Alon USA Energy, Inc. (A)	19,475	305,952
Alpha Natural Resources, Inc. (A) (B)	49,360	280,365
Arch Coal, Inc. (A)	79,930	338,903
Callon Petroleum Co. (A) (B)	49,205	332,134
Cloud Peak Energy, Inc. (B)	18,775	351,656

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc. (A)	18,020	$ 309,043
EPL Oil & Gas, Inc. (A) (B)	11,260	302,556
Gran Tierra Energy, Inc. (B)	43,980	332,049
Green Plains Renewable Energy, Inc. (A)	16,970	378,091
Knightsbridge Tankers, Ltd.	33,540	315,947
Pengrowth Energy Corp. (A)	52,415	338,601
Penn Virginia Corp. (A) (B)	31,505	377,745
Renewable Energy Group, Inc. (B)	28,475	285,035
REX American Resources Corp. - Class A (A) (B)	7,080	289,997
Stone Energy Corp. (B)	9,730	301,143
Warren Resources, Inc. (A) (B)	103,245	347,936
Western Refining, Inc. (A)	7,685	300,560
Paper & Forest Products - 1.1%
Domtar Corp.	3,630	389,898
Neenah Paper, Inc. (A)	7,760	337,094
Schweitzer-Mauduit International, Inc.	6,420	296,155
Personal Products - 0.3%
USANA Health Sciences, Inc. (B)	4,160	249,059
Pharmaceuticals - 1.1%
Cadence Pharmaceuticals, Inc. - Class A (A) (B)	32,280	354,434
Pozen, Inc. (A) (B)	40,595	318,265
Questcor Pharmaceuticals, Inc. (A)	5,610	375,926
Professional Services - 2.3%
CBIZ, Inc. (A) (B)	37,145	319,447
FTI Consulting, Inc. (B)	7,205	267,089
ICF International, Inc. (A) (B)	9,225	310,514
Insperity, Inc.	9,540	315,011
Kelly Services, Inc. - Class A (A)	13,070	313,419
Navigant Consulting, Inc. (B)	17,465	306,860
RPX Corp. - Class A (B)	19,775	320,750
Real Estate Investment Trusts - 7.3%
Agree Realty Corp.	11,370	325,068
Anworth Mortgage Asset Corp.	73,920	346,685
ARMOUR Residential REIT, Inc. (A)	85,490	351,364
Brandywine Realty Trust (A)	22,505	320,696
Capstead Mortgage Corp. (A)	26,705	337,017
CBL & Associates Properties, Inc. (A)	18,155	308,454
Cedar Realty Trust, Inc.	54,730	345,346
Corporate Office Properties Trust (A)	13,470	334,730
DuPont Fabros Technology, Inc. (A)	14,025	364,510
Dynex Capital, Inc. (A)	39,940	321,916
EPR Properties (A)	5,965	304,692
Franklin Street Properties Corp. (A)	25,275	303,047
Home Properties, Inc.	5,260	293,245
Inland Real Estate Corp. (A)	30,050	316,727
Investors Real Estate Trust	34,825	302,629
Mack-Cali Realty Corp.	14,705	297,482
Omega Healthcare Investors, Inc. (A)	9,530	304,388
Piedmont Office Realty Trust, Inc. - Class A (A)	19,645	327,482
Resource Capital Corp. (A)	54,955	323,685
Two Harbors Investment Corp.	35,550	349,457
Winthrop Realty Trust (A)	25,675	294,749
Road & Rail - 1.7%
Arkansas Best Corp.	9,395	322,155
Con-way, Inc. (A)	7,345	282,562
Marten Transport, Ltd. (A)	16,075	306,550
USA Truck, Inc. (A) (B)	23,130	341,167
Werner Enterprises, Inc. (A)	13,260	345,556
Semiconductors & Semiconductor Equipment - 3.5%
Atmel Corp. (B)	40,645	339,792
Cabot Microelectronics Corp. - Class A (B)	7,485	301,795
Cirrus Logic, Inc. (A) (B)	15,910	278,584

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Entropic Communications, Inc. (A) (B)	67,465	$ 281,329
International Rectifier Corp. (B)	12,145	315,892
Intersil Corp. - Class A	30,835	349,669
Lattice Semiconductor Corp. (B)	58,120	335,934
MKS Instruments, Inc.	11,195	337,305
Silicon Image, Inc. (B)	54,260	303,313
Ultra Clean Holdings, Inc. (B)	32,005	365,817
Software - 0.4%
Rovi Corp. (A) (B)	16,415	348,162
Specialty Retail - 3.9%
Aaron’s, Inc. (A)	11,320	304,395
ANN, Inc. (B)	8,480	274,243
Brown Shoe Co., Inc. (A)	13,125	310,800
Buckle, Inc. (A)	6,155	272,790
Children’s Place Retail Stores, Inc. (A) (B)	6,050	318,654
Christopher & Banks Corp. (A) (B)	39,595	282,708
Destination Maternity Corp.	10,620	284,935
Guess?, Inc. (A)	9,445	264,932
Haverty Furniture Cos., Inc.	11,360	316,035
hhgregg, Inc. (A) (B)	22,790	188,245
Kirkland’s, Inc. (A) (B)	12,780	240,647
Office Depot, Inc. (A) (B)	57,155	279,488
RadioShack Corp. (A) (B)	112,120	269,088
Textiles, Apparel & Luxury Goods - 0.3%
Unifi, Inc. (B)	12,120	281,063
Thrifts & Mortgage Finance - 1.0%
Home Loan Servicing Solutions, Ltd. (A)	13,510	277,225
Northfield Bancorp, Inc.	25,145	312,552
Washington Federal, Inc.	14,070	307,852
Trading Companies & Distributors - 0.7%
Applied Industrial Technologies, Inc.	6,215	314,106
Watsco, Inc.	3,500	331,170
Transportation Infrastructure - 0.3%
Aegean Marine Petroleum Network, Inc.	29,870	271,817

Total Common Stocks (cost $89,411,486)		89,942,993

MASTER LIMITED PARTNERSHIP - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Alliance Resource Partners, LP	4,335	357,204

Total Master Limited Partnership (cost $327,998)		357,204

SECURITIES LENDING COLLATERAL - 25.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (C)	23,878,210	23,878,210

Total Securities Lending Collateral (cost $23,878,210)		23,878,210

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
State Street Bank & Trust Co. 0.01% (C), dated 01/31/2014, to be repurchased at $2,364,835 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $2,413,996.	$ 2,364,833	2,364,833

Total Repurchase Agreement (cost $2,364,833)		2,364,833

Total Investment Securities (cost $115,982,527) (D)		116,543,240
Other Assets and Liabilities - Net - (25.8)%		(23,883,154)

Net Assets - 100.0%		$ 92,660,086

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Common Stocks	$89,942,993	$—	$—	$89,942,993
Master Limited Partnership	357,204	—	—	357,204
Securities Lending Collateral	23,878,210	—	—	23,878,210
Repurchase Agreement	—	2,364,833	—	2,364,833

Total Investment Securities	$114,178,407	$2,364,833	$—	$116,543,240

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $23,208,419. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at January 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $115,982,527. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $4,574,968 and $4,014,255, respectively. Net unrealized appreciation for tax purposes is $560,713.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Auto Components - 1.0%
Dorman Products, Inc. (A) (B)	104,890	$ 5,471,062
Commercial Banks - 12.7%
Bank of the Ozarks, Inc. (B)	217,020	13,759,068
Home Bancshares, Inc.	182,110	5,616,273
Iberiabank Corp.	199,830	13,156,807
PrivateBancorp, Inc. - Class A	646,619	18,486,837
SVB Financial Group (A)	67,720	7,600,216
Texas Capital Bancshares, Inc. (A) (B)	183,990	10,941,885
Commercial Services & Supplies - 2.9%
Healthcare Services Group Inc. (B)	588,990	15,979,299
Communications Equipment - 1.8%
Aruba Networks, Inc. (A) (B)	489,880	9,655,535
Diversified Consumer Services - 0.9%
Capella Education Co. (B)	83,421	5,204,636
Diversified Financial Services - 1.8%
MarketAxess Holdings, Inc.	160,100	10,044,674
Electrical Equipment - 3.1%
EnerSys, Inc.	248,100	16,885,686
Electronic Equipment & Instruments - 1.3%
InvenSense, Inc. - Class A (A) (B)	353,720	6,964,747
Energy Equipment & Services - 1.1%
Pacific Drilling SA (A)	613,580	6,166,479
Food & Staples Retailing - 1.3%
Fresh Market, Inc. (A) (B)	205,607	7,188,021
Food Products - 1.6%
TreeHouse Foods, Inc. (A)	136,656	8,997,431
Health Care Equipment & Supplies - 2.3%
Cantel Medical Corp.	221,279	7,014,544
Neogen Corp. (A)	137,330	5,770,607
Health Care Providers & Services - 4.5%
Air Methods Corp. (A) (B)	151,970	7,815,817
Centene Corp. (A)	276,290	16,743,174
Health Care Technology - 2.4%
Medidata Solutions, Inc. (A)	208,620	13,163,922
Hotels, Restaurants & Leisure - 5.2%
Krispy Kreme Doughnuts, Inc. (A) (B)	567,560	9,790,410
Red Robin Gourmet Burgers, Inc. (A)	149,855	9,655,157
Sonic Corp. (A)	526,025	9,357,985
Household Durables - 1.4%
Meritage Homes Corp. (A)	154,281	7,493,428
Insurance - 1.6%
Hilltop Holdings, Inc. (A)	374,719	8,914,565
Internet Software & Services - 4.9%
Envestnet, Inc. (A)	198,970	8,505,967
OpenTable, Inc. (A) (B)	119,225	8,975,258
SPS Commerce, Inc. (A)	147,530	9,533,389
IT Services - 3.8%
MAXIMUS, Inc. - Class A	490,170	20,768,503
Life Sciences Tools & Services - 3.8%
ICON PLC (A)	230,960	9,702,630
PAREXEL International Corp. (A)	225,450	11,004,214
Machinery - 2.9%
Chart Industries, Inc. (A) (B)	86,800	7,416,192
Proto Labs, Inc. (A)	35,304	2,801,726
Wabash National Corp. (A)	400,040	5,484,548

	Shares	Value
Oil, Gas & Consumable Fuels - 3.0%
Matador Resources Co. (A)	559,050	$ 10,867,932
PDC Energy, Inc. (A)	118,280	5,897,441
Personal Products - 1.2%
Inter Parfums, Inc.	207,610	6,755,629
Pharmaceuticals - 4.4%
Akorn, Inc. - Class A (A) (B)	575,300	13,059,310
Lannett Co., Inc. (A)	159,050	5,617,646
Prestige Brands Holdings, Inc. (A)	180,210	5,453,155
Professional Services - 2.6%
Advisory Board Co. (A)	229,200	14,510,652
Road & Rail - 1.0%
Saia, Inc. (A)	170,750	5,747,445
Semiconductors & Semiconductor Equipment - 2.5%
Applied Micro Circuits Corp. (A) (B)	741,771	7,491,887
Ceva, Inc. (A)	360,840	6,275,008
Software - 5.9%
Ellie Mae, Inc. (A) (B)	356,390	9,301,779
FleetMatics Group PLC (A) (B)	83,436	3,338,274
Imperva, Inc. (A)	199,830	10,990,650
QLIK Technologies, Inc. (A)	259,910	7,022,768
Synchronoss Technologies, Inc. (A) (B)	66,478	1,772,304
Specialty Retail - 5.7%
Asbury Automotive Group, Inc. (A)	232,170	10,916,634
Express, Inc. (A)	304,400	5,272,208
Group 1 Automotive, Inc. (B)	88,310	5,398,390
Pier 1 Imports, Inc. (B)	500,600	9,566,466
Textiles, Apparel & Luxury Goods - 4.6%
Deckers Outdoor Corp. (A) (B)	95,143	7,416,397
G-III Apparel Group, Ltd. (A)	137,960	9,653,061
Steven Madden, Ltd. - Class B (A)	248,967	8,113,834
Trading Companies & Distributors - 1.5%
Beacon Roofing Supply, Inc. (A)	215,240	8,133,920
Transportation Infrastructure - 1.6%
WESCO Aircraft Holdings, Inc. (A)	388,250	8,677,387

Total Common Stocks (cost $425,962,041)		529,280,869

SECURITIES LENDING COLLATERAL - 18.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (C)	103,551,302	103,551,302

Total Securities Lending Collateral (cost $103,551,302)		103,551,302

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
State Street Bank & Trust Co. 0.01% (C), dated 01/31/2014, to be repurchased at $22,096,193 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 10/20/2027, and with a value of $22,538,851.	$ 22,096,174	22,096,174

Total Repurchase Agreement (cost $22,096,174)		22,096,174

Total Investment Securities (cost $551,609,517) (D)		654,928,345
Other Assets and Liabilities - Net - (19.2)%		(105,422,000)

Net Assets - 100.0%		$ 549,506,345

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Common Stocks	$529,280,869	$—	$—	$529,280,869
Securities Lending Collateral	103,551,302	—	—	103,551,302
Repurchase Agreement	—	22,096,174	—	22,096,174

Total Investment Securities	$632,832,171	$22,096,174	$—	$654,928,345

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $100,993,644. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at January 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $551,609,517. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $109,395,690 and $6,076,862, respectively. Net unrealized appreciation for tax purposes is $103,318,828.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (A)	693,038	$ 4,359,209
Airlines - 0.4%
SkyWest, Inc.	205,623	2,675,155
Automobiles - 1.0%
Thor Industries, Inc.	143,464	7,369,746
Capital Markets - 5.8%
Ares Capital Corp.	982,755	17,404,591
Janus Capital Group, Inc. (B)	571,402	6,279,708
New Mountain Finance Corp.	283,435	4,189,169
Stifel Financial Corp. (A)	159,378	7,195,917
Waddell & Reed Financial, Inc. - Class A	8,004	518,819
Walter Investment Management Corp. (A)	168,982	5,211,405
Chemicals - 0.9%
RPM International, Inc.	102,776	4,077,124
Sensient Technologies Corp.	53,496	2,617,024
Commercial Banks - 9.6%
BancorpSouth, Inc. (B)	28,693	676,294
Bank of Hawaii Corp. (B)	32,730	1,858,409
BBCN Bancorp, Inc.	643,845	9,689,867
East-West Bancorp, Inc.	386,112	12,919,308
First Niagara Financial Group, Inc.	1,200,644	10,373,564
FirstMerit Corp.	560,159	11,399,236
FNB Corp.	653,900	7,742,176
Hancock Holding Co.	218,506	7,560,308
Trustmark Corp. - Class A	231,544	5,501,485
Commercial Services & Supplies - 4.0%
ACCO Brands Corp. (A) (B)	854,858	4,966,725
Deluxe Corp.	263,419	12,788,992
Ennis, Inc.	226,409	3,276,138
Tetra Tech, Inc. (A)	239,088	7,055,487
Communications Equipment - 2.6%
Black Box Corp.	275,253	7,544,685
Oplink Communications, Inc. (A)	444,248	7,521,119
Plantronics, Inc.	72,354	3,106,157
Computers & Peripherals - 1.1%
Diebold, Inc. (B)	104,805	3,520,400
QLogic Corp. (A)	337,286	3,902,399
Construction & Engineering - 0.4%
Aegion Corp. - Class A (A) (B)	121,649	2,496,237
Consumer Finance - 1.5%
World Acceptance Corp. (A) (B)	110,870	10,609,150
Containers & Packaging - 2.0%
Greif, Inc. - Class A	146,662	7,425,497
Sonoco Products Co.	155,444	6,432,273
Diversified Financial Services - 0.5%
Fifth Street Finance Corp.	395,641	3,722,982
Electric Utilities - 3.1%
Empire District Electric Co.	281,702	6,465,061
Portland General Electric Co. (B)	504,260	15,218,567
Electrical Equipment - 2.8%
EnerSys, Inc.	138,409	9,420,117
Franklin Electric Co., Inc.	97,485	3,883,802
GrafTech International, Ltd. (A) (B)	617,919	6,333,670
Electronic Equipment & Instruments - 7.7%
Anixter International, Inc.	80,293	7,043,302
CTS Corp.	264,852	4,950,084
Ingram Micro, Inc. - Class A (A)	291,901	7,303,363
Park Electrochemical Corp.	255,802	7,717,546

	Shares	Value
Electronic Equipment & Instruments (continued)
Plexus Corp. (A)	80,185	$ 3,135,234
ScanSource, Inc. (A)	195,032	7,321,501
Vishay Intertechnology, Inc. (A)	300,272	4,077,694
Zebra Technologies Corp. - Class A (A)	237,668	13,062,233
Energy Equipment & Services - 3.6%
Atwood Oceanics, Inc. (A)	191,873	9,094,780
Gulfmark Offshore, Inc. - Class A	128,869	5,484,665
Tidewater, Inc.	213,057	11,047,005
Food & Staples Retailing - 0.9%
Spartan Stores, Inc.	266,559	6,021,568
Gas Utilities - 1.1%
Atmos Energy Corp.	165,170	7,929,812
Health Care Equipment & Supplies - 2.4%
Hill-Rom Holdings, Inc. (B)	320,366	11,619,675
Symmetry Medical, Inc. (A)	557,236	5,416,334
Health Care Providers & Services - 3.1%
Amsurg Corp. - Class A (A)	204,649	8,544,096
Kindred Healthcare, Inc.	429,136	8,127,836
WellCare Health Plans, Inc. (A)	84,613	5,509,152
Hotels, Restaurants & Leisure - 0.5%
Ruth’s Hospitality Group, Inc.	266,737	3,491,587
Household Durables - 1.7%
Harman International Industries, Inc.	115,061	11,900,759
Insurance - 5.1%
American Equity Investment Life Holding Co. (B)	186,845	4,101,248
FBL Financial Group, Inc. - Class A	44,085	1,703,004
Hanover Insurance Group, Inc.	128,361	7,127,886
HCC Insurance Holdings, Inc.	197,870	8,490,602
Stewart Information Services Corp.	189,838	6,171,633
Validus Holdings, Ltd.	237,496	8,530,856
IT Services - 1.5%
CACI International, Inc. - Class A (A)	140,531	10,402,105
Leisure Equipment & Products - 0.8%
LeapFrog Enterprises, Inc. - Class A (A) (B)	809,060	5,760,507
Machinery - 1.7%
Woodward, Inc.	272,484	11,675,939
Metals & Mining - 1.8%
Kaiser Aluminum Corp. (B)	181,986	12,704,443
Oil, Gas & Consumable Fuels - 1.1%
Kodiak Oil & Gas Corp. - Class C (A)	369,954	3,925,212
Rosetta Resources, Inc. (A)	43,403	1,849,402
Stone Energy Corp. (A)	61,295	1,897,080
Paper & Forest Products - 0.4%
P.H. Glatfelter Co.	92,617	2,870,201
Personal Products - 0.8%
Nu Skin Enterprises, Inc. - Class A	66,431	5,656,600
Professional Services - 3.8%
CBIZ, Inc. (A) (B)	946,695	8,141,577
FTI Consulting, Inc. (A)	216,600	8,029,362
Korn/Ferry International (A)	440,359	10,330,822
Real Estate Investment Trusts - 8.3%
First Potomac Realty Trust	488,617	6,381,338
Hersha Hospitality Trust - Class A	2,374,521	12,893,649
iStar Financial, Inc. (A) (B)	276,401	4,262,103
LaSalle Hotel Properties	402,405	12,377,978
Medical Properties Trust, Inc.	692,163	9,185,003
Omega Healthcare Investors, Inc.	260,168	8,309,766
Ramco-Gershenson Properties Trust	297,970	4,758,581
Road & Rail - 0.8%
Werner Enterprises, Inc. (B)	210,963	5,497,696

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment - 1.7%
Integrated Silicon Solution, Inc. (A)	342,411	$ 4,030,177
Teradyne, Inc. (A) (B)	438,206	8,242,655
Software - 0.6%
American Software, Inc. - Class A	451,681	4,552,944
Specialty Retail - 9.0%
Ascena Retail Group, Inc. - Class B (A)	557,660	10,461,702
Finish Line, Inc. - Class A	208,767	5,354,873
Genesco, Inc. (A)	153,527	10,780,666
JOS A. Bank Clothiers, Inc. (A)	77,226	4,341,646
Rent-A-Center, Inc. (B)	405,520	10,113,669
Select Comfort Corp. (A)	606,657	9,930,975
Sonic Automotive, Inc. - Class A	556,713	12,487,072
Textiles, Apparel & Luxury Goods - 1.5%
Iconix Brand Group, Inc. (A) (B)	278,953	10,377,052

Total Common Stocks (cost $575,286,306)		677,814,222

SECURITIES LENDING COLLATERAL - 11.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (C)	78,545,710	78,545,710

Total Securities Lending Collateral (cost $78,545,710)		78,545,710

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
State Street Bank & Trust Co. 0.01% (C), dated 01/31/2014, to be repurchased at $26,524,228 on 02/03/2014. Collateralized by U.S. Government Agency Obligations, 2.00% - 2.50%, due 11/20/2027 - 12/01/2027, and with a total value of $27,057,551.	$ 26,524,206	26,524,206

Total Repurchase Agreement (cost $26,524,206)		26,524,206

Total Investment Securities (cost $680,356,222) (D)		782,884,138
Other Assets and Liabilities - Net - (11.1)%		(78,150,311)

Net Assets - 100.0%		$ 704,733,827

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Common Stocks	$677,814,222	$—	$—	$677,814,222
Securities Lending Collateral	78,545,710	—	—	78,545,710
Repurchase Agreement	—	26,524,206	—	26,524,206

Total Investment Securities	$756,359,932	$26,524,206	$—	$782,884,138

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $76,397,502. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at January 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $680,356,222. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $114,317,098 and $11,789,182, respectively. Net unrealized appreciation for tax purposes is $102,527,916.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 1.7%
Alliant Techsystems, Inc.	51,361	$ 7,380,575
Curtiss-Wright Corp.	38,500	2,364,670
Huntington Ingalls Industries, Inc.	49,440	4,697,789
Orbital Sciences Corp. (A)	152,900	3,738,405
Airlines - 1.9%
American Airlines Group, Inc. (A) (B)	157,125	5,271,544
Delta Air Lines, Inc.	182,700	5,592,447
United Continental Holdings, Inc. (A)	196,475	9,006,414
Auto Components - 1.1%
Magna International, Inc. - Class A	112,220	9,521,867
Stoneridge, Inc. (A)	153,000	1,741,140
Building Products - 1.0%
American Woodmark Corp. (A) (B)	31,498	1,105,895
Armstrong World Industries, Inc. (A)	35,000	1,948,800
Gibraltar Industries, Inc. (A)	204,000	3,643,440
Norcraft Cos., Inc. (A)	204,800	3,532,800
Capital Markets - 3.8%
Invesco, Ltd.	430,300	14,307,475
Janus Capital Group, Inc. (B)	186,000	2,044,140
LPL Financial Holdings, Inc.	37,500	2,007,375
Piper Jaffray Cos. (A)	38,000	1,492,640
Raymond James Financial, Inc.	254,375	12,950,231
Stifel Financial Corp. (A)	78,000	3,521,700
Waddell & Reed Financial, Inc. - Class A	55,000	3,565,100
Chemicals - 1.0%
Huntsman Corp.	231,275	5,069,548
OM Group, Inc. (A)	78,500	2,538,690
Tronox, Ltd. - Class A	157,000	3,447,720
Commercial Banks - 7.6%
Fifth Third Bancorp	171,375	3,602,302
First Citizens BancShares, Inc. - Class A	25,163	5,567,062
First Community Bancshares, Inc.	220,840	3,575,400
First Republic Bank - Class A	55,600	2,698,268
Huntington Bancshares, Inc. - Class A	1,453,325	13,181,658
Lakeland Bancorp, Inc. - Class A (B)	287,000	3,234,490
Regions Financial Corp.	1,481,200	15,063,804
Sandy Spring Bancorp, Inc.	144,100	3,598,177
Sterling Bancorp	314,000	3,956,400
Umpqua Holdings Corp. (B)	164,000	2,879,840
Union First Market Bankshares Corp.	147,000	3,391,290
Washington Trust Bancorp, Inc. (B)	59,521	1,960,622
Webster Financial Corp.	506,034	15,353,071
Wilshire Bancorp, Inc.	310,000	3,087,600
Commercial Services & Supplies - 1.1%
HNI Corp. (B)	78,500	2,693,335
Pitney Bowes, Inc. (B)	189,050	4,760,279
R.R. Donnelley & Sons Co.	233,825	4,318,748
Communications Equipment - 2.4%
F5 Networks, Inc. - Class B (A)	45,140	4,829,980
Finisar Corp. (A) (B)	573,925	13,607,762
Juniper Networks, Inc. (A)	156,100	4,153,821
KVH Industries, Inc. (A)	224,800	2,962,864
Computers & Peripherals - 1.0%
SanDisk Corp.	47,625	3,312,319
Seagate Technology PLC	92,100	4,868,406
Western Digital Corp.	28,635	2,467,478
Construction & Engineering - 1.0%
Argan, Inc.	68,000	1,931,880
Comfort Systems USA, Inc. - Class A	187,000	3,186,480

	Shares	Value
Construction & Engineering (continued)
EMCOR Group, Inc.	75,000	$ 3,188,250
Foster Wheeler AG (A)	61,000	1,828,780
Construction Materials - 0.6%
Caesarstone Sdot-Yam, Ltd.	132,800	6,018,496
Containers & Packaging - 1.0%
Graphic Packaging Holding Co. (A)	551,450	5,238,775
Owens-Illinois, Inc. (A)	154,850	4,961,394
Diversified Financial Services - 1.3%
ING US, Inc.	419,650	14,171,580
Electric Utilities - 0.8%
Cleco Corp.	180,198	8,804,474
Electrical Equipment - 1.4%
Generac Holdings, Inc. (B)	141,519	6,811,309
PowerSecure International, Inc. (A) (B)	268,000	5,172,400
Regal Beloit Corp.	36,600	2,711,694
Electronic Equipment & Instruments - 1.9%
Control4 Corp. (A) (B)	57,600	1,320,192
Daktronics, Inc.	253,000	3,696,330
Orbotech, Ltd. (A)	380,900	5,176,431
Rofin-Sinar Technologies, Inc. (A)	115,500	2,668,050
Universal Display Corp. - Class A (A) (B)	111,000	3,605,280
Vishay Intertechnology, Inc. (A) (B)	262,500	3,564,750
Energy Equipment & Services - 0.6%
Dresser-Rand Group, Inc. (A)	35,500	2,023,500
Helix Energy Solutions Group, Inc. - Class A (A)	80,000	1,631,200
Tidewater, Inc.	55,875	2,897,119
Food & Staples Retailing - 0.9%
Rite Aid Corp. (A)	1,061,250	5,889,938
SUPERVALU, Inc. (A) (B)	600,066	3,468,381
Food Products - 0.9%
J&J Snack Foods Corp.	36,645	3,228,425
Sanderson Farms, Inc. (B)	40,000	2,974,000
Tyson Foods, Inc. - Class A	94,740	3,543,276
Gas Utilities - 1.1%
Atmos Energy Corp.	247,466	11,880,843
Health Care Equipment & Supplies - 1.9%
AngioDynamics, Inc. (A)	273,900	4,357,749
Boston Scientific Corp. (A)	456,175	6,172,048
CareFusion Corp. - Class A (A)	155,085	6,322,815
Greatbatch, Inc. (A)	82,457	3,505,247
Health Care Providers & Services - 4.7%
Aetna, Inc.	153,375	10,480,114
AMN Healthcare Services, Inc. (A)	151,100	2,283,121
Cardinal Health, Inc.	160,050	10,886,601
Health Net, Inc. (A)	102,000	3,354,780
HealthSouth Corp.	99,000	3,080,880
Omnicare, Inc. (B)	97,250	6,074,235
PharMerica Corp. (A)	114,000	2,774,760
Universal Health Services, Inc. - Class B	98,310	8,063,386
WellCare Health Plans, Inc. (A)	45,000	2,929,950
Health Care Technology - 0.3%
Omnicell, Inc. (A)	133,000	3,434,060
Hotels, Restaurants & Leisure - 2.3%
Churchill Downs, Inc.	52,000	4,633,720
MGM Resorts International (A)	230,850	5,623,506
Royal Caribbean Cruises, Ltd. - Class A	77,400	3,839,040
Starwood Hotels & Resorts Worldwide, Inc.	42,110	3,146,038
Wendy’s Co. (B)	796,525	7,224,482
Household Durables - 1.7%
D.R. Horton, Inc.	138,250	3,246,110
Harman International Industries, Inc.	39,000	4,033,770
Helen of Troy, Ltd. (A)	46,500	2,559,360

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
Household Durables (continued)
La-Z-Boy, Inc.	130,000	$ 3,499,600
Mohawk Industries, Inc. (A)	21,710	3,086,728
Ryland Group, Inc. (B)	47,000	2,098,080
Household Products - 0.8%
Energizer Holdings, Inc.	32,865	3,105,743
Spectrum Brands Holdings, Inc. - Class A	70,000	5,267,500
Independent Power Producers & Energy Traders - 1.0%
AES Corp.	765,700	10,765,742
Insurance - 4.3%
Allstate Corp.	48,625	2,489,600
Aspen Insurance Holdings, Ltd.	71,000	2,761,900
eHealth, Inc. (A)	31,600	1,688,388
Everest RE Group, Ltd.	15,935	2,306,751
HCC Insurance Holdings, Inc.	165,033	7,081,566
Lincoln National Corp.	179,675	8,629,790
Selective Insurance Group, Inc.	258,000	6,068,160
United Fire Group, Inc.	262,343	6,584,809
Validus Holdings, Ltd.	227,425	8,169,106
Internet & Catalog Retail - 0.2%
NutriSystem, Inc. (B)	134,000	1,905,480
Internet Software & Services - 2.1%
AOL, Inc. (A)	100,000	4,608,000
Blucora, Inc. (A) (B)	57,000	1,459,770
IAC/InterActiveCorp	69,000	4,832,760
Web.com Group, Inc. (A) (B)	279,825	9,458,085
XO Group, Inc. (A)	159,000	1,928,670
IT Services - 1.0%
Global Cash Access Holdings, Inc. (A)	228,500	1,937,680
Global Payments, Inc.	50,000	3,304,500
Sykes Enterprises, Inc. (A)	132,500	2,777,200
Xerox Corp.	276,950	3,004,908
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	202,600	11,781,190
Machinery - 4.6%
Altra Industrial Motion Corp. (B)	127,500	3,998,400
CIRCOR International, Inc.	55,000	3,961,100
Columbus McKinnon Corp. (A)	84,400	2,086,368
Crane Co.	35,000	2,210,600
ITT Corp.	140,142	5,738,815
Mueller Industries, Inc.	82,000	5,103,680
NN, Inc.	235,000	4,157,150
Oshkosh Corp.	26,800	1,450,952
Parker Hannifin Corp.	83,955	9,517,978
Terex Corp.	133,025	5,454,025
Wabash National Corp. (A) (B)	174,000	2,385,540
Watts Water Technologies, Inc. - Class A	56,200	3,148,324
Media - 0.6%
Gannett Co., Inc.	232,625	6,404,166
Metals & Mining - 1.8%
Barrick Gold Corp.	235,000	4,530,800
Gerdau SA - ADR	1,610,475	11,353,849
Kaiser Aluminum Corp. (B)	42,500	2,966,925
Multi-Utilities - 2.9%
Ameren Corp.	298,509	11,295,580
CMS Energy Corp.	460,925	12,809,106
NorthWestern Corp. (B)	144,500	6,532,845
Multiline Retail - 0.8%
Dillard’s, Inc. - Class A	47,575	4,153,298
Macy’s, Inc.	76,950	4,093,740
Oil, Gas & Consumable Fuels - 6.0%
Chesapeake Energy Corp. (B)	463,900	12,483,549
Cimarex Energy Co.	120,048	11,762,303
EPL Oil & Gas, Inc. (A)	97,000	2,606,390

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp. (A)	52,700	$ 3,212,065
PBF Energy, Inc. - Class A (B)	191,325	4,961,057
Peabody Energy Corp.	253,700	4,325,585
SM Energy Co.	58,500	4,841,460
W&T Offshore, Inc. (B)	172,900	2,475,928
Western Refining, Inc. (B)	223,425	8,738,152
Whiting Petroleum Corp. (A)	147,850	8,631,483
Paper & Forest Products - 0.9%
Domtar Corp.	58,000	6,229,780
P.H. Glatfelter Co.	120,500	3,734,295
Pharmaceuticals - 1.0%
Mallinckrodt PLC (A) (B)	88,163	5,098,466
Nektar Therapeutics (A) (B)	368,333	5,009,329
Professional Services - 1.7%
FTI Consulting, Inc. (A)	54,500	2,020,315
Heidrick & Struggles International, Inc.	76,300	1,272,684
Manpowergroup, Inc.	137,045	10,675,805
On Assignment, Inc. (A)	141,000	4,184,880
Real Estate Investment Trusts - 7.4%
BioMed Realty Trust, Inc. - Class B	523,975	10,222,752
Brandywine Realty Trust	833,538	11,877,916
CBL & Associates Properties, Inc.	534,700	9,084,553
DiamondRock Hospitality Co.	328,000	3,798,240
DuPont Fabros Technology, Inc. (B)	259,525	6,745,055
Excel Trust, Inc.	407,992	4,655,189
Liberty Property Trust - Series C	398,575	14,508,130
National Retail Properties, Inc. (B)	117,500	3,901,000
Summit Hotel Properties, Inc.	354,500	3,158,595
Weyerhaeuser Co.	368,425	11,008,539
Real Estate Management & Development - 0.4%
CBRE Group, Inc. - Class A (A)	145,075	3,850,291
Road & Rail - 1.3%
AMERCO	23,000	5,122,790
Swift Transportation Co. - Class A (A) (B)	388,375	8,466,575
Semiconductors & Semiconductor Equipment - 5.1%
Advanced Energy Industries, Inc. (A)	27,580	752,934
Broadcom Corp. - Class A	135,750	4,039,920
Brooks Automation, Inc. - Class A	282,000	2,862,300
Entegris, Inc. (A)	355,000	3,734,600
First Solar, Inc. (A) (B)	113,050	5,718,069
GT Advanced Technologies, Inc. (A) (B)	253,500	2,603,445
LAM Research Corp. (A)	179,475	9,083,230
LTX-Credence Corp. (A)	429,800	3,674,790
Micron Technology, Inc. (A)	233,625	5,382,720
MKS Instruments, Inc.	89,500	2,696,635
NXP Semiconductor NV (A)	107,329	5,189,357
RF Micro Devices, Inc. (A) (B)	315,000	1,678,950
Silicon Motion Technology Corp. - ADR	345,000	5,806,350
TriQuint Semiconductor, Inc. (A)	153,600	1,274,880
Software - 1.7%
AVG Technologies NV (A) (B)	123,000	2,040,570
Electronic Arts, Inc. (A) (B)	242,950	6,413,880
Seachange International, Inc. (A)	99,000	1,184,040
TiVo, Inc. (A)	671,825	8,323,912
Specialty Retail - 2.3%
Abercrombie & Fitch Co. - Class A (B)	91,300	3,230,194
American Eagle Outfitters, Inc. (B)	184,600	2,497,638
ANN, Inc. (A) (B)	80,401	2,600,168
Express, Inc. (A)	142,000	2,459,440
Finish Line, Inc. - Class A	141,000	3,616,650
Foot Locker, Inc. (B)	74,000	2,856,400
Guess?, Inc. (B)	223,300	6,263,565
hhgregg, Inc. (A) (B)	163,700	1,352,162

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc.	104,300	$ 7,419,902
Steven Madden, Ltd. - Class B (A)	41,300	1,345,967
Thrifts & Mortgage Finance - 1.8%
Berkshire Hills Bancorp, Inc.	134,831	3,297,966
Dime Community Bancshares, Inc.	179,800	2,937,932
Oritani Financial Corp.	96,400	1,517,336
Provident Financial Services, Inc.	148,500	2,572,020
TrustCo Bank Corp. (B)	245,000	1,599,850
United Financial Bancorp, Inc.	178,300	3,161,259
Washington Federal, Inc.	202,700	4,435,076
Tobacco - 0.9%
Lorillard, Inc.	196,850	9,688,957
Trading Companies & Distributors - 0.8%
MRC Global, Inc. (A)	298,850	8,343,892

Total Common Stocks (cost $884,001,682)		1,045,509,434

SECURITIES LENDING COLLATERAL - 11.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (C)	123,203,059	123,203,059

Total Securities Lending Collateral (cost $123,203,059)		123,203,059

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
State Street Bank & Trust Co. 0.01% (C), dated 01/31/2014, to be repurchased at $21,964,428 on 02/03/2014. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $22,404,203.	$ 21,964,409	21,964,409

Total Repurchase Agreement (cost $21,964,409)		21,964,409

Total Investment Securities (cost $1,029,169,150) (D)		1,190,676,902
Other Assets and Liabilities - Net - (12.0)%		(127,787,553)

Net Assets - 100.0%		$ 1,062,889,349

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Common Stocks	$1,045,509,434	$—	$—	$1,045,509,434
Securities Lending Collateral	123,203,059	—	—	123,203,059
Repurchase Agreement	—	21,964,409	—	21,964,409

Total Investment Securities	$1,168,712,493	$21,964,409	$—	$1,190,676,902

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $120,204,663. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at January 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $1,029,169,150. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $177,166,883 and $15,659,131, respectively. Net unrealized appreciation for tax purposes is $161,507,752.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Tactical Allocation

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.7%
Capital Markets - 79.5%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF - Class A (A)	4,848	$ 131,381
iShares Floating Rate Bond ETF (A)	7,789	394,824
iShares JPMorgan USD Emerging Markets Bond ETF	755	81,012
iShares MSCI EAFE Minimum Volatility ETF (A)	13,118	779,734
iShares MSCI Emerging Markets Minimum Volatility ETF (A)	6,319	338,193
iShares MSCI USA Minimum Volatility ETF	15,068	518,791
PowerShares DB Agriculture Fund (B)	5,437	134,022
PowerShares DB Commodity Index Tracking Fund (B)	1,980	49,262
PowerShares DB Energy Fund (B)	2,944	83,433
PowerShares DB Oil Fund (A) (B)	1,883	50,615
PowerShares DB Precious Metals Fund (B)	404	16,237
ProShares UltraShort 20+ Year Treasury (A) (B)	1,838	128,531
ProShares VIX Mid-Term Futures ETF (B)	6,945	139,039
SPDR Barclays Convertible Securities ETF (A)	2,433	115,057
SPDR Dow Jones International Real Estate ETF (A)	10,780	425,594
Vanguard Intermediate-Term Bond ETF (A)	11,465	957,328
Vanguard S&P 500 ETF	12,673	2,067,727
Vanguard Short-Term Bond ETF	19,730	1,585,305
Vanguard Total Bond Market ETF	12,731	1,034,903
Region Fund - Asian Pacific - 2.0%
Vanguard FTSE Pacific ETF	3,928	224,367
Region Fund - European - 17.2%
Vanguard FTSE Europe ETF	34,954	1,961,269

Total Investment Companies (cost $10,966,660)		11,216,624

SECURITIES LENDING COLLATERAL - 19.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (C)	2,203,819	2,203,819

Total Securities Lending Collateral (cost $2,203,819)		2,203,819

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.01% (C), dated 01/31/2014, to be repurchased at $119,840 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 10/20/2027, and with a value of $125,690.	$ 119,840	119,840

Total Repurchase Agreement (cost $119,840)		119,840

Total Investment Securities (cost $13,290,319) (D)		13,540,283
Other Assets and Liabilities - Net - (19.2)%		(2,182,038)

Net Assets - 100.0%		$ 11,358,245

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Tactical Allocation

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Investment Companies	$11,216,624	$—	$—	$11,216,624
Securities Lending Collateral	2,203,819	—	—	2,203,819
Repurchase Agreement	—	119,840	—	119,840

Total Investment Securities	$13,420,443	$119,840	$—	$13,540,283

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $2,155,785. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at January 31, 2014.
(D)	Aggregate cost for federal income tax purposes is $13,290,319. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $335,061 and $85,097, respectively. Net unrealized appreciation for tax purposes is $249,964.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Tactical Income

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 95.1%
Capital Markets - 85.2%
iShares iBoxx $ High Yield Corporate Bond ETF (A)	1,343,570	$ 125,287,902
iShares iBoxx $ Investment Grade Corporate Bond ETF (A)	438,888	51,060,230
SPDR Barclays Convertible Securities ETF (A)	1,078,379	50,996,543
SPDR Barclays High Yield Bond ETF (A)	5,445,453	222,120,028
SPDR Barclays Short Term High Yield Bond ETF (A)	4,269,217	131,876,113
SPDR Dow Jones International Real Estate ETF (A)	1,273,198	50,265,857
Vanguard FTSE Developed Markets ETF (A)	1,264,627	49,965,413
Vanguard S&P 500 ETF (A)	434,212	70,846,030
Vanguard Total Bond Market ETF	1,348,938	109,655,170
Region Fund - European - 9.9%
Vanguard FTSE Europe ETF	1,776,330	99,669,876

Total Investment Companies (cost $943,105,069)		961,743,162

SECURITIES LENDING COLLATERAL - 25.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (B)	257,094,016	257,094,016

Total Securities Lending Collateral (cost $257,094,016)		257,094,016

	Principal	Value
REPURCHASE AGREEMENT - 5.1%
State Street Bank & Trust Co. 0.01% (B), dated 01/31/2014, to be repurchased at $51,848,425 on 02/03/2014. Collateralized by U.S. Government Agency Obligations, 2.50 - 2.75%, due 04/01/2028 - 11/15/2028, and with a total value of $52,889,891.	$ 51,848,382	51,848,382

Total Repurchase Agreement (cost $51,848,382)		51,848,382

Total Investment Securities (cost $1,252,047,467) (C)		1,270,685,560
Other Assets and Liabilities - Net - (25.6)%		(258,929,734)

Net Assets - 100.0%		$ 1,011,755,826

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Tactical Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Investment Companies	$961,743,162	$—	$—	$961,743,162
Securities Lending Collateral	257,094,016	—	—	257,094,016
Repurchase Agreement	—	51,848,382	—	51,848,382

Total Investment Securities	$1,218,837,178	$51,848,382	$—	$1,270,685,560

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $251,377,628. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at January 31, 2014.
(C)	Aggregate cost for federal income tax purposes is $1,252,047,467. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $20,379,169 and $1,741,076, respectively. Net unrealized appreciation for tax purposes is $18,638,093.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Tactical Rotation

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 82.2%
Capital Markets - 82.2%
Consumer Discretionary Select Sector SPDR Fund (A)	16,840	$ 1,057,889
Consumer Staples Select Sector SPDR Fund (A)	24,042	979,952
Energy Select Sector SPDR Fund	15,454	1,288,554
Health Care Select Sector SPDR Fund (A)	27,471	1,537,277
Industrial Select Sector SPDR Fund	17,534	877,226
iShares Barclays 0-5 Year TIPS Bond Fund (A)	3,406	344,892
iShares Floating Rate Bond ETF	6,817	345,554
iShares India 50 ETF	5,971	131,720
iShares MSCI Australia ETF	11,049	254,569
iShares MSCI Brazil Capped ETF (A)	3,732	146,444
iShares MSCI EAFE Minimum Volatility ETF	8,105	481,761
iShares MSCI Germany ETF (A)	8,273	246,784
iShares MSCI Hong Kong ETF (A)	7,013	134,089
iShares MSCI Japan ETF (A)	32,171	364,497
iShares MSCI South Africa ETF	637	36,755
iShares MSCI South Korea Capped ETF (A)	1,529	90,272
iShares MSCI Turkey ETF (A)	1,067	44,344
iShares MSCI U.K. ETF	25,844	514,554
iShares MSCI USA Minimum Volatility ETF	14,434	496,963
iShares Short Treasury Bond ETF	6,266	690,764
Market Vectors Russia ETF (A)	3,212	81,135
Materials Select Sector SPDR Fund (A)	20,053	883,134
SPDR S&P China ETF (A)	1,810	129,524
SPDR S&P Regional Banking ETF (A)	21,730	831,172
Technology Select Sector SPDR Fund (A)	14,920	519,514
Utilities Select Sector SPDR Fund (A)	7,445	291,099
Vanguard Short-Term Bond ETF	11,436	918,883

Total Investment Companies (cost $12,992,532)		13,719,321

SECURITIES LENDING COLLATERAL - 24.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (B)	4,060,351	4,060,351

Total Securities Lending Collateral (cost $4,060,351)		4,060,351

	Principal	Value
REPURCHASE AGREEMENT - 16.3%
State Street Bank & Trust Co. 0.01% (B), dated 01/31/2014, to be repurchased at $2,728,337 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $2,783,080.	$ 2,728,335	2,728,335

Total Repurchase Agreement (cost $2,728,335)		2,728,335

Total Investment Securities (cost $19,781,218) (C)		20,508,007
Other Assets and Liabilities - Net - (22.8)%		(3,811,404)

Net Assets - 100.0%		$ 16,696,603

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Tactical Rotation

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Investment Companies	$13,719,321	$—	$—	$13,719,321
Securities Lending Collateral	4,060,351	—	—	4,060,351
Repurchase Agreement	—	2,728,335	—	2,728,335

Total Investment Securities	$17,779,672	$2,728,335	$—	$20,508,007

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $3,961,486. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at January 31, 2014.
(C)	Aggregate cost for federal income tax purposes is $19,781,218. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $797,017 and $70,228, respectively. Net unrealized appreciation for tax purposes is $726,789.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 39.7%
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	$ 2,225,180	$ 2,468,559
2.13%, 02/15/2041	2,980,208	3,546,448
2.38%, 01/15/2025	15,085,788	17,893,163
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2022 - 01/15/2023	36,191,425	35,628,246
0.38%, 07/15/2023	7,812,246	7,770,130
1.13%, 01/15/2021	12,146,928	13,024,738
1.25%, 04/15/2014	8,370,336	8,415,460
2.00%, 07/15/2014	9,026,742	9,212,214
U.S. Treasury Note
0.25%, 07/31/2015 (A)	2,100,000	2,101,149
0.25%, 05/15/2016	5,500,000	5,477,225
0.63%, 04/30/2018 (B) (C)	57,400,000	55,929,125
0.75%, 12/31/2017	1,700,000	1,675,563
0.75%, 02/28/2018 (D)	2,000,000	1,965,156
1.00%, 11/30/2019	13,700,000	13,080,294
1.25%, 11/30/2018 - 01/31/2019 (A)	33,100,000	32,755,598
1.38%, 06/30/2018 (E)	60,000,000	60,154,680
1.38%, 09/30/2018	15,000,000	14,977,740
1.50%, 08/31/2018	16,300,000	16,389,145
1.50%, 12/31/2018 (D)	28,100,000	28,117,562
1.63%, 08/15/2022	11,400,000	10,626,943
1.75%, 10/31/2020	2,500,000	2,447,265
1.88%, 06/30/2020	14,800,000	14,702,882
2.00%, 11/15/2021 (D)	19,500,000	19,032,312
2.13%, 08/15/2021	5,600,000	5,542,690
2.25%, 03/31/2016	1,900,000	1,975,407
2.38%, 05/31/2018	13,500,000	14,127,534

Total U.S. Government Obligations (cost $398,805,677)		399,037,228

U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.1%
Fannie Mae
0.51%, 09/25/2042 (F)	277,683	274,632
1.34%, 03/01/2044 (F)	771,994	802,277
1.37%, 10/01/2044 (F)	358,372	369,646
2.11%, 07/01/2035 (F)	244,564	258,147
2.17%, 09/01/2035 (F)	593,664	631,599
2.31%, 01/01/2026 (F)	2,870	3,025
2.36%, 01/01/2028 (F)	32,668	34,842
2.40%, 11/01/2033 (F)	121,821	129,345
2.56%, 03/01/2034 (F)	186,752	198,084
3.00%, 05/01/2043 - 08/01/2043	2,984,126	2,904,410
3.50%, 08/01/2025 - 10/01/2042	4,875,009	5,066,048
4.00%, 03/01/2041	905,730	948,823
4.50%, 11/01/2018 - 09/01/2042	2,732,517	2,931,251
5.00%, 08/01/2020 - 05/01/2040	25,541,839	27,890,385
5.50%, 01/01/2037 - 02/01/2037	206,559	227,795
6.00%, 07/01/2035 - 05/01/2041	8,527,955	9,431,627
Fannie Mae, TBA
3.00% (G) (H)	152,000,000	147,772,500
3.50% (G) (H)	1,000,000	1,051,719
5.00% (G) (H)	1,000,000	1,070,469
Fannie Mae REMIC
0.26%, 01/25/2021 (F)	73,145	73,109
6.30%, 10/17/2038	313,905	320,611
Fannie Mae REMIC, IO
6.94%, 07/25/2034 (F)	1,028,449	200,855
Freddie Mac
1.34%, 10/25/2044 (F)	329,270	335,740
1.54%, 07/25/2044 (F)	333,283	339,018
2.01%, 09/01/2035 (F)	42,743	45,065

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
2.27%, 03/01/2034 (F)	$ 128,620	$ 134,588
2.35%, 11/01/2033 (F)	124,207	131,765
2.36%, 03/01/2034 (F)	121,169	128,068
2.38%, 01/01/2036 (F)	2,618,775	2,780,659
2.50%, 09/01/2035 (F)	404,152	429,477
4.00%, 01/01/2041	2,733,109	2,857,521
4.50%, 08/01/2025 - 08/01/2041	8,438,811	9,038,292
6.50%, 07/25/2043	16,016	18,023
Freddie Mac, TBA
4.50% (G) (H)	3,000,000	3,210,937
Freddie Mac REMIC
6.50%, 04/15/2029	3,325	3,747
Ginnie Mae
1.63%, 05/20/2024 (F)	35,295	36,611
6.50%, 06/20/2032	16,449	19,081
Ginnie Mae, IO
6.40%, 04/16/2033 - 10/16/2033 (F)	951,770	177,133
6.44%, 08/16/2033 - 09/20/2034 (F)	2,360,187	435,352
U.S. Small Business Administration Series P10A, Class 1
4.50%, 02/01/2014	9,145	9,151

Total U.S. Government Agency Obligations (cost $220,284,228)		222,721,427

FOREIGN GOVERNMENT OBLIGATIONS - 2.9%
Banco Nacional de Desenvolvimento Economico e Social
3.38%, 09/26/2016 - 144A	300,000	304,125
Brazil Letras do Tesouro Nacional Zero Coupon, 01/01/2017	BRL 34,500,000	10,005,593
Spain Government Bond
3.30%, 10/31/2014	EUR 300,000	412,216
4.00%, 07/30/2015	1,200,000	1,690,784
Spain Letras del Tesoro Zero Coupon,
04/16/2014 - 06/20/2014	12,600,000	16,970,091

Total Foreign Government Obligations (cost $30,563,839)		29,382,809

MORTGAGE-BACKED SECURITIES - 4.7%
American Home Mortgage Assets LLC
Series 2006-2, Class 2A1
0.35%, 09/25/2046 (F)	$ 787,196	571,125
Series 2006-4, Class 1A12
0.37%, 10/25/2046 (F)	1,680,734	1,086,138
Banc of America Funding Corp.
Series 2005-D, Class A1
2.63%, 05/25/2035 (F)	522,226	536,478
Series 2006-J, Class 4A1
2.79%, 01/20/2047 (F)	68,404	55,167
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
2.58%, 08/25/2033 (F)	520,454	532,844
Series 2003-8, Class 2A1
2.74%, 01/25/2034 (F)	11,007	11,187
Series 2003-8, Class 4A1
2.78%, 01/25/2034 (F)	109,774	110,439
Series 2005-2, Class A2
2.53%, 03/25/2035 (F)	292,137	295,570
Series 2005-5, Class A2
2.25%, 08/25/2035 (F)	161,309	163,904
Bear Stearns Alt-A Trust Series 2006-6, Class 32A1
2.59%, 11/25/2036 (F)	302,476	211,777

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Structured Products, Inc. Series 2007-R6, Class 1A1
2.55%, 01/26/2036 (F)	$ 253,560	$ 192,905
Berica 8 Residential MBS Srl Series 8, Class A
0.54%, 03/31/2048 - Reg S (F)	EUR 6,225,409	7,921,728
Berica ABS Srl Series 2011-1, Class A1
0.59%, 12/30/2055 - Reg S (F)	3,538,404	4,661,332
CD Commercial Mortgage Trust Series 2007-CD5, Class A4
5.89%, 11/15/2044 (F)	$ 195,203	219,363
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3A, Class A1
0.41%, 08/25/2035 - 144A (F)	169,794	156,490
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2
2.29%, 09/25/2035 (F)	186,438	185,041
Series 2007-10, Class 22AA
2.84%, 09/25/2037 (F)	1,375,120	1,145,750
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	779	759
Series 2005-81, Class A1
0.44%, 02/25/2037 (F)	551,118	430,064
Series 2006-30T1, Class 1A3
6.25%, 11/25/2036	285,157	249,388
Series 2006-J8, Class A2
6.00%, 02/25/2037	284,057	212,303
Series 2006-OA17, Class 1A1A
0.35%, 12/20/2046 (F)	2,112,293	1,560,961
Series 2007-2CB, Class 1A13
5.75%, 03/25/2037 (F)	469,830	394,008
Series 2007-HY4, Class 1A1
2.75%, 06/25/2037 (F)	995,528	819,128
Series 2007-OA6, Class A1B
0.36%, 06/25/2037 (F)	894,602	764,336
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
2.50%, 10/19/2032 (F)	12,545	10,655
Series 2004-12, Class 12A1
2.67%, 08/25/2034 (F)	266,908	250,204
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A
0.80%, 03/25/2032 - 144A (F)	407	383
Series 2003-AR15, Class 2A1
2.29%, 06/25/2033 (F)	700,213	695,773
Deutsche ALT-A Securities, Inc., Alternate Loan Trust Series 2005-6, Class 2A3
5.50%, 12/25/2035	640,360	571,566
First Horizon Alternative Mortgage Securities Series 2007-FA4, Class 1A8
6.25%, 08/25/2037	299,575	254,017
First Horizon Asset Securities, Inc. Series 2005-AR3, Class 2A1
2.61%, 08/25/2035 (F)	58,262	55,004
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1
2.65%, 09/25/2035 (F)	87,260	87,846
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
0.40%, 03/19/2036 (F)	1,212,058	879,596

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Harborview Mortgage Loan Trust (continued)
Series 2006-12, Class 2A2A
0.35%, 01/19/2038 (F)	$ 816,554	$ 683,441
Series 2006-6, Class 5A1A
5.00%, 08/19/2036 (F)	285,585	250,024
Series 2007-1, Class 2A1A
0.29%, 04/19/2038 (F)	856,143	710,481
IndyMac Index Mortgage Loan Trust Series 2004-AR11, Class 2A
2.50%, 12/25/2034 (F)	37,040	34,440
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
3.39%, 02/25/2035 (F)	52,399	54,093
Series 2007-A1, Class 5A5
2.71%, 07/25/2035 (F)	486,569	495,210
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3
5.87%, 09/15/2045 (F)	1,436,282	1,614,913
Luminent Mortgage Trust Series 2006-6, Class 2A1
0.39%, 10/25/2046 - 144A (F)	472,010	408,910
MASTR Alternative Loan Trust Series 2006-2, Class 2A1
0.56%, 03/25/2036 (F)	119,753	34,686
Mellon Residential Funding Corp. Series 2000-TBC3, Class A1
0.60%, 12/15/2030 (F)	198,201	190,914
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 3A
1.16%, 10/25/2035 (F)	35,983	34,494
Series 2005-3, Class 4A
0.41%, 11/25/2035 (F)	25,038	23,321
Series 2005-A10, Class A
0.37%, 02/25/2036 (F)	148,359	137,402
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1
6.00%, 07/25/2047 (F)	263,819	214,378
Series 2007-3XS, Class 2A1A
0.23%, 01/25/2047 (F)	73,842	73,509
Series 2007-8XS, Class A1
5.75%, 04/25/2037 (F)	293,215	236,754
Reperforming Loan REMIC Trust
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A	354,158	357,092
Series 2005-R2, Class 1AF1
0.50%, 06/25/2035 - 144A (F)	914,509	809,712
Residential Asset Securitization Trust Series 2006-R1, Class A2
0.56%, 01/25/2046 (F)	240,969	134,942
RFMSI Trust Series 2003-S9, Class A1
6.50%, 03/25/2032	1,504	1,577
RMAC Securities PLC Series 2007-NS1X, Class A2B
0.39%, 06/12/2044 - Reg S (F)	3,117,232	2,891,582
Selkirk No. 1 Investments Series 1, Class A
1.33%, 02/20/2041 - 144A (I) (J)	2,952,479	2,927,220
Selkirk No. 2, Ltd. Series 2, Class A
1.18%, 02/20/2041 - 144A (I) (J)	494,735	491,154
Sequoia Mortgage Trust
Series 10, Class 2A1
0.92%, 10/20/2027 (F)	20,106	18,956
Series 2007-1, Class 1A1
2.41%, 01/20/2047 (F)	486,245	420,234

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1
2.42%, 09/25/2034 (F)	$ 676,394	$ 672,566
Series 2004-19, Class 2A1
1.53%, 01/25/2035 (F)	172,610	138,727
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.82%, 09/19/2032 (F)	12,532	12,149
Series 2005-AR5, Class A1
0.41%, 07/19/2035 (F)	33,701	31,180
Series 2005-AR5, Class A2
0.41%, 07/19/2035 (F)	54,000	52,580
Series 2005-AR5, Class A3
0.41%, 07/19/2035 (F)	99,876	99,241
Series 2005-AR8, Class A1A
0.44%, 02/25/2036 (F)	432,432	342,025
Series 2006-AR3, Class 12A1
0.38%, 05/25/2036 (F)	519,097	389,633
Series 2006-AR6, Class 2A1
0.35%, 07/25/2046 (F)	1,878,988	1,508,833
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
2.21%, 02/27/2034 (F)	12,694	12,571
Series 2002-AR9, Class 1A
1.54%, 08/25/2042 (F)	7,880	7,456
Series 2003-AR5, Class A7
2.45%, 06/25/2033 (F)	478,903	479,142
Series 2003-AR9, Class 2A
2.44%, 09/25/2033 (F)	844,108	858,458
Series 2006-AR19, Class 1A
0.88%, 01/25/2047 (F)	863,362	692,246
Series 2006-AR19, Class 1A1A
0.87%, 01/25/2047 (F)	735,168	703,067
Series 2006-AR9, Class 2A
2.46%, 08/25/2046 (F)	444,856	400,451
Series 2007-OA1, Class A1A
0.84%, 02/25/2047 (F)	616,719	500,377
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC, Class A1
2.62%, 01/25/2035 (F)	144,014	144,646
Series 2005-AR2, Class 1A1
2.67%, 03/25/2035 (F)	1,966,970	1,987,791
Series 2006-AR4, Class 2A6
5.58%, 04/25/2036 (F)	125,180	38,414
Series 2006-AR8, Class 2A4
2.63%, 04/25/2036 (F)	286,638	272,360

Total Mortgage-Backed Securities (cost $45,785,801)		47,886,581

ASSET-BACKED SECURITIES - 4.4%
ALM V, Ltd.
Series 2012-5A, Class A1R
1.44%, 02/13/2023 - 144A (F) (I) (K)	10,000,000	10,000,000
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.74%, 07/25/2032 (F)	3,806	3,487
Asset Backed Funding Certificates
Series 2004-OPT4, Class A1
0.78%, 04/25/2034 (F)	503,388	488,664
Series 2004-OPT5, Class A1
0.86%, 06/25/2034 (F)	281,120	266,924
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.82%, 10/25/2032 (F)	11,122	10,517

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Bear Stearns Asset Backed Securities Trust (continued)
Series 2006-SD4, Class 1A1
2.96%, 10/25/2036 (F)	$ 568,223	$ 555,060
Series 2007-AQ1, Class A1
0.27%, 11/25/2036 (F)	611,416	418,160
Chester Asset Receivables Dealings
Series 2004-1, Class A
0.71%, 04/15/2016 - Reg S (F)	GBP 3,700,000	6,081,805
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB1, Class AF1A
0.23%, 01/25/2037 (F)	$ 420,397	175,058
Gazprom OAO Via GAZ Capital SA
6.51%, 03/07/2022 - Reg S	3,500,000	3,692,500
Gazprom OAO Via GAZ Capital SA, Series MTN
8.15%, 04/11/2018 - 144A	1,000,000	1,157,500
Harbourmaster CLO BV
Series 5A, Class A1
0.54%, 06/15/2020 - 144A (F)	EUR 111,743	150,029
Home Equity Asset Trust
Series 2002-1, Class A4
0.76%, 11/25/2032 (F)	$ 1,026	896
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A5
0.42%, 03/25/2037 (F)	3,500,000	2,376,007
Mid-State Trust IV
Series 4, Class A
8.33%, 04/01/2030	105,698	108,885
New Century Home Equity Loan Trust
Series 2006-1, Class A2B
0.34%, 05/25/2036 (F)	128,400	83,632
Park Place Securities, Inc.
Series 2005-WCW1, Class A1B
0.42%, 09/25/2035 (F)	77,066	75,606
Securitized Asset Backed Receivables LLC
Series 2007-HE1, Class A2A
0.22%, 12/25/2036 (F)	76,922	26,578
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	22,226	23,946
Series 2004-20C, Class 1
4.34%, 03/01/2024	177,811	187,994
Specialty Underwriting & Residential Finance Trust
Series 2004-BC2, Class M1
0.98%, 05/25/2035 (F)	5,228,178	4,851,697
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.74%, 01/25/2033 (F)	2,200	2,013
Series 2003-22A, Class 2A1
2.36%, 06/25/2033 (F)	708,665	709,300
Venture VIII CDO, Ltd.
Series 2007-8A, Class A2A
0.46%, 07/22/2021 - 144A (F)	6,000,000	5,837,544
Wood Street CLO BV
Series I, Class A
0.54%, 11/22/2021 - Reg S (F)	EUR 5,621,216	7,451,880

Total Asset-Backed Securities (cost $42,412,454)		44,735,682

MUNICIPAL GOVERNMENT OBLIGATIONS - 4.3%
Buckeye Tobacco Settlement Financing Authority (Revenue Bonds) Class A-2
5.88%, 06/01/2047	$ 600,000	476,268

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Chicago Transit Authority (Revenue Bonds)
Series B
6.90%, 12/01/2040	$ 2,700,000	$ 3,155,301
Citizens Property Insurance Corp. (Revenue Bonds)
Series A-1
5.00%, 06/01/2020	4,735,000	5,440,184
City of Chicago, IL (General Obligation Unlimited)
Series A, Insurer: AGM
4.75%, 01/01/2036	6,930,000	6,818,427
Irvine Ranch Water District Joint Powers Agency (Revenue Bonds)
2.39%, 03/15/2014	8,305,000	8,322,357
Kentucky State Property & Building Commission (Revenue Bonds)
Series C
5.37%, 11/01/2025	100,000	105,352
New York City Transitional Finance Authority Future Tax Secured Revenue (Revenue Bonds)
4.73%, 11/01/2023	100,000	110,388
North Carolina Medical Care Commission (Revenue Bonds)
Series A
5.00%, 06/01/2035 - 06/01/2042	11,980,000	12,581,294
Port Authority of New York & New Jersey (Revenue Bonds)
4.46%, 10/01/2062	4,100,000	3,767,941
State of California - Build America Bonds (General Obligation Unlimited)
7.50%, 04/01/2034	300,000	404,358
Tobacco Settlement Finance Authority (Revenue Bonds)
Series A
7.47%, 06/01/2047	1,055,000	836,847
Tobacco Settlement Financing Corp. (Revenue Bonds)
5.50%, 06/01/2026	140,000	146,724
Series 1A
5.00%, 06/01/2041	1,400,000	1,029,756

Total Municipal Government Obligations (cost $43,031,716)		43,195,197

PREFERRED CORPORATE DEBT SECURITY - 0.1%
Commercial Banks - 0.1%
HSBC USA Capital Trust I
7.81%, 12/15/2026 - 144A (I)	1,000,000	1,012,500

Total Preferred Corporate Debt Security (cost $1,017,413)		1,012,500

CORPORATE DEBT SECURITIES - 14.7%
Airlines - 0.4%
Air Canada Pass-Through Trust
5.38%, 11/15/2022 - 144A	1,800,000	1,800,000
United Airlines, Inc.
6.75%, 09/15/2015 - 144A	2,200,000	2,260,500
Automobiles - 1.0%
Daimler Finance North America LLC
1.30%, 07/31/2015 - 144A	8,200,000	8,283,615
Volkswagen International Finance NV
0.86%, 04/01/2014 - 144A (F)	1,600,000	1,601,104
Capital Markets - 3.3%
Goldman Sachs Group, Inc.
0.52%, 11/15/2014 (F)	EUR 500,000	674,244
5.35%, 01/15/2016	$ 11,048,000	11,942,159

	Principal	Value
Capital Markets (continued)
Goldman Sachs Group, Inc., Series MTN
1.34%, 11/15/2018 (F)	$ 8,200,000	$ 8,218,975
Morgan Stanley
3.45%, 11/02/2015	4,200,000	4,372,007
Morgan Stanley, Series MTN
5.95%, 12/28/2017	4,900,000	5,614,092
6.63%, 04/01/2018	2,000,000	2,341,156
Commercial Banks - 3.0%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	2,240,000	2,973,533
Cie de Financement Foncier SA
2.50%, 09/16/2015 - 144A (A)	6,000,000	6,172,008
CIT Group, Inc.
4.75%, 02/15/2015 - 144A (A)	1,700,000	1,751,000
5.25%, 04/01/2014 - 144A (A)	100,000	100,700
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
11.00%, 06/30/2019 - 144A (F) (L)	378,000	497,070
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, Series MTN
6.88%, 03/19/2020 - Reg S	EUR 3,300,000	5,057,118
HSBC Capital Funding, LP
10.18%, 06/30/2030 - 144A (F) (L)	$ 150,000	215,250
JPMorgan Chase Bank NA
0.49%, 07/30/2015 (F)	3,800,000	3,803,374
Lloyds Bank PLC
12.00%, 12/16/2024 - 144A (F) (L)	5,300,000	7,247,750
Lloyds Bank PLC, Series MTN
5.80%, 01/13/2020 - 144A	700,000	815,290
SSIF Nevada, LP
0.94%, 04/14/2014 - 144A (F)	500,000	500,625
Wells Fargo & Co.
7.98%, 03/15/2018 (F) (L)	800,000	902,000
Consumer Finance - 1.5%
Ally Financial, Inc.
3.65%, 06/20/2014 (F)	3,100,000	3,130,163
6.75%, 12/01/2014	300,000	311,625
8.30%, 02/12/2015	1,000,000	1,063,750
SLM Corp., Series MTN
3.88%, 09/10/2015	100,000	103,000
4.88%, 06/17/2019 (A)	4,000,000	3,959,604
Springleaf Finance Corp., Series MTN
6.90%, 12/15/2017 (A)	5,700,000	6,227,250
Diversified Financial Services - 3.0%
Bank of America Corp.
7.63%, 06/01/2019	4,000,000	4,953,148
Bank of America Corp., Series MTN
5.65%, 05/01/2018	3,900,000	4,443,831
6.40%, 08/28/2017	400,000	462,793
6.88%, 04/25/2018	3,900,000	4,650,832
Bear Stearns Cos., LLC
5.70%, 11/15/2014	1,900,000	1,976,766
6.40%, 10/02/2017	900,000	1,046,599
7.25%, 02/01/2018	2,100,000	2,512,936
Citigroup, Inc.
0.37%, 03/07/2014 (F)	2,000,000	1,999,820
6.00%, 08/15/2017	600,000	685,532
JPMorgan Chase & Co.
6.30%, 04/23/2019 (A)	900,000	1,064,480
Lehman Brothers Holdings, Inc. (Escrow shares)
6.75%, 12/28/2017 (J)	1,700,000	0
Tayarra, Ltd.
3.63%, 02/15/2022	6,425,088	6,853,969

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Diversified Telecommunication Services - 0.2%
KT Corp.
4.88%, 07/15/2015 - 144A	$ 200,000	$ 210,257
Verizon Communications, Inc.
1.99%, 09/14/2018 (F)	400,000	418,559
2.50%, 09/15/2016	500,000	517,315
3.65%, 09/14/2018	1,200,000	1,276,564
Energy Equipment & Services - 0.2%
NGPL PipeCo LLC
7.12%, 12/15/2017 - 144A (A)	1,800,000	1,701,000
Health Care Providers & Services - 0.0% (M)
HCA, Inc.
7.88%, 02/15/2020	100,000	106,750
8.50%, 04/15/2019	100,000	105,450
Household Durables - 0.0% (M)
Urbi Desarrollos Urbanos SAB de CV
9.50%, 01/21/2020 - 144A (N)	400,000	52,000
Insurance - 0.1%
American International Group, Inc., Series MTN
5.60%, 10/18/2016	1,000,000	1,112,978
Media - 0.5%
DISH DBS Corp.
7.13%, 02/01/2016	100,000	110,000
7.75%, 05/31/2015	4,300,000	4,654,750
Paper & Forest Products - 0.3%
Georgia-Pacific LLC
5.40%, 11/01/2020 - 144A	2,500,000	2,829,823
Tobacco - 0.2%
Altria Group, Inc.
4.13%, 09/11/2015	400,000	421,825
9.70%, 11/10/2018 (A)	420,000	559,752
Reynolds American, Inc.
7.75%, 06/01/2018	1,000,000	1,209,356
Trading Companies & Distributors - 1.0%
International Lease Finance Corp.
4.88%, 04/01/2015	200,000	207,000
5.75%, 05/15/2016	500,000	535,625
6.75%, 09/01/2016 - 144A	200,000	222,750
7.13%, 09/01/2018 - 144A	6,600,000	7,639,500
International Lease Finance Corp., Series MTN
5.65%, 06/01/2014	1,400,000	1,419,250
Transportation Infrastructure - 0.0% (M)
Korea Expressway Corp.
5.13%, 05/20/2015 - 144A	200,000	210,347

Total Corporate Debt Securities (cost $139,882,405)		148,110,519

COMMERCIAL PAPER - 0.1%
Diversified Financial Services - 0.1%
Ford Motor Credit Co.
0.90%, 08/04/2014 (O)	800,000	796,320

Total Commercial Paper (cost $796,320)		796,320

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Bill
0.10%, 09/18/2014 (O)	630,000	629,611
0.12%, 11/13/2014 (O)	992,000	991,072

Total Short-Term U.S. Government Obligations (cost $1,620,683)		1,620,683

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 4.1%
Italy Buoni Ordinari del Tesoro BOT
0.12%, 02/28/2014 (O)	EUR 7,100,000	$ 9,573,660
0.57%, 09/12/2014 - 10/14/2014 (O)	700,000	940,395
0.62%, 10/14/2014 (O)	600,000	805,651
Mexico Cetes
3.49%, 04/30/2014 (O)	MXN 245,000,000	18,162,926
Spain Letras del Tesoro
0.22%, 03/14/2014 (O)	EUR 700,000	943,835
0.24%, 03/14/2014 (O)	6,500,000	8,764,180
0.60%, 10/17/2014 (O)	800,000	1,073,899
0.61%, 10/17/2014 (O)	600,000	805,424

Total Short-Term Foreign Government Obligations (cost $41,012,804)		41,069,970

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.2%
Commercial Banks - 0.2%
Wells Fargo & Co. - Series L, Class A, 7.50%	1,600	1,852,000

Total Convertible Preferred Stock (cost $1,384,035)		1,852,000

PREFERRED STOCK - 0.1%
Thrifts & Mortgage Finance - 0.1%
DG Funding Trust - Class A 144A, 2.50% (F) (I) (J)	119	842,910

Total Preferred Stock (cost $1,265,910)		842,910

SECURITIES LENDING COLLATERAL - 4.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (O)	49,128,516	49,128,516

Total Securities Lending Collateral (cost $49,128,516)		49,128,516

	Principal	Value
REPURCHASE AGREEMENTS - 19.2%
Morgan Stanley 0.04% (O), dated 01/31/2014, to be repurchased at $11,100,012 on 02/03/2014. Collateralized by a U.S. Government Obligation, 2.13%, due 08/31/2020, and with a value of $11,218,250.	$ 11,100,000	11,100,000
Royal Bank of Scotland 0.04% (O), dated 01/31/2014, to be repurchased at $114,900,128 on 02/03/2014. Collateralized by a U.S. Government Obligation, 1.88%, due 10/31/2017, and with a value of $116,750,231.	114,900,000	114,900,000
Societe Generale 0.03% (O), dated 01/31/2014, to be repurchased at $65,700,055 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 1.13%, due 01/15/2021, and with a value of $67,043,125.	65,700,000	65,700,000
State Street Bank & Trust Co. 0.01% (O), dated 01/31/2014, to be repurchased at $1,376,113 on 02/03/2014. Collateralized by a U.S. Government Agency Obligation, 1.96%, due 11/07/2022, and with a value of $1,408,134.	1,376,111	1,376,111

Total Repurchase Agreements (cost $193,076,111)		193,076,111

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

	Principal	Value
Total Investment Securities (cost $1,210,067,912) (P)		$ 1,224,468,453
Other Assets and Liabilities - Net - (21.7)%		(218,517,536)

Net Assets - 100.0%		$ 1,005,950,917

	Contracts	Value
WRITTEN OPTIONS - (0.0)% (M)
Call Option - (0.0)% (M)
10-Year U.S. Treasury Note Future Exercise Price $ 127.50 Expires 02/21/2014	190	$(17,813)

Put Option - (0.0)% (M)
10-Year U.S. Treasury Note Future Exercise Price $ 123.00 Expires 02/21/2014	190	(8,906)

Total Written Options (premiums $(183,426))		(26,719)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

WRITTEN SWAPTIONS: (Q) (R)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Paid (Received)	Value
Call- OTC 10-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Receive	2.50%	03/03/2014		$4,100,000	$(14,965)	$(1,160)
Call- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	2.60	03/03/2014		2,700,000	(16,065)	(2,620)
Call- OTC 10-Year Interest Rate Swap	CITI	3-Month USD LIBOR BBA	Receive	2.65	03/03/2014		1,600,000	(6,880)	(2,613)
Call- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	1.40	05/06/2014		5,300,000	(13,647)	(5,316)
Call- OTC 5-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Receive	1.40	05/06/2014		6,900,000	(16,905)	(6,921)
Call- OTC 5-Year Interest Rate Swap	GSC	6-Month GBP LIBOR BBA	Receive	1.70	05/06/2014	GBP	30,200,000	(53,842)	(74,436)
Put- OTC 10-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	3.10	03/03/2014		$5,300,000	(73,954)	(5,994)
Put- OTC 10-Year Interest Rate Swap	CITI	3-Month USD LIBOR BBA	Pay	3.10	03/03/2014		1,600,000	(19,200)	(1,810)
Put- OTC 2-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	2.00	03/31/2014		16,400,000	(17,919)	(10,321)
Put- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.90	05/06/2014		5,300,000	(45,076)	(27,984)
Put- OTC 5-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Pay	2.50	09/21/2015		21,000,000	(399,000)	(592,367)
Put- OTC 5-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Pay	4.25	07/28/2014		54,300,000	(540,285)	(517,444)
Put- OTC 5-Year Interest Rate Swap	GSC	6-Month GBP LIBOR BBA	Pay	2.40	05/06/2014	GBP	30,200,000	(210,358)	(170,199)

								$(1,428,096)	$(1,419,185)

CENTRALLY CLEARED SWAP AGREEMENTS: (S)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (T)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (U)	Fair Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 21	1.00%	12/20/2018	$23,100,000	$335,839	$225,954	$109,885

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	3.00%	09/21/2017	$177,100,000	$1,911,745	$1,330,012	$581,733

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	3.50%	12/18/2043	$35,700,000	$655,004	$1,989,925	$(1,334,921)
6-Month JPY-LIBOR	1.00	09/18/2023	JPY 800,000,000	(182,436)	(191,393)	8,957

				$472,568	$1,798,532	$(1,325,964)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (Q) (R)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (T)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	ImpliedCredit Spread (BP) at 01/31/14 (W)	Notional Amount (U)	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazil, 12.25%, 03/06/2030	1.00%	09/20/2016	MSC	92.28	$3,600,000	$(31,059)	$(41,732)	$10,673
Japan, 2.00%, 03/21/2022	1.00	09/20/2016	BCLY	27.97	4,700,000	94,096	79,191	14,905
Japan, 2.00%, 03/21/2022	1.00	09/20/2016	DUB	27.97	1,900,000	38,039	32,521	5,518
Russian Federation, 7.50%, 03/31/2030	1.00	03/20/2019	CITI	200.83	20,600,000	(898,096)	(773,965)	(124,131)
United Mexican States, 7.50%, 04/08/2033	1.00	09/20/2016	DUB	73.01	2,600,000	27,539	8,813	18,726

						$(769,481)	$(695,172)	$(74,309)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (T)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (U)	Fair Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Dow Jones North American Investment Grade Index - Series 5	0.46%	12/20/2015	MSC	$3,200,000	$16,305	$0	$16,305
North American CMBS Basket Index - Series AAA	0.35	02/17/2051	GSC	98,531	(1,399)	(2,555)	1,156

					$14,906	$(2,555)	$17,461

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
BRL-CDI	7.80%	01/02/2015	MSC	BRL	24,200,000	$(329,414)	$(2,952)	$(326,462)
BRL-CDI	8.08	01/02/2015	HSBC		5,300,000	(58,943)	1,359	(60,302)
BRL-CDI	8.43	01/02/2015	DUB		2,400,000	(18,361)	6,791	(25,152)
BRL-CDI	9.93	01/02/2015	UBS		12,000,000	75,189	(8,954)	84,143
BRL-CDI	9.93	01/02/2015	MSC		26,200,000	164,161	4,701	159,460
BRL-CDI	9.94	01/02/2015	GSC		16,000,000	101,825	0	101,825

						$(65,543)	$945	$(66,488)

FUTURES CONTRACTS: (X)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	618	03/20/2014	$433,480
5-Year U.S. Treasury Note	Long	208	03/31/2014	(41,662)
90-Day Eurodollar	Long	256	03/16/2015	(19,514)
90-Day Eurodollar	Long	377	06/15/2015	(43,602)
90-Day Eurodollar	Long	1,166	09/14/2015	812,738
90-Day Eurodollar	Long	791	12/14/2015	(183,914)

				$957,526

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (Q) (R)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BOA	(128,000)	02/04/2014	$(113,094)	$1,103
AUD	HSBC	(128,000)	03/04/2014	(111,232)	(545)
BRL	BCLY	25,111,601	02/04/2014	10,568,856	(173,733)
BRL	BCLY	(25,111,601)	02/04/2014	(10,349,751)	(45,371)
BRL	DUB	719,410	02/04/2014	303,324	(5,520)
BRL	DUB	(719,410)	02/04/2014	(296,505)	(1,300)
BRL	UBS	25,831,010	02/04/2014	10,646,256	46,671
BRL	UBS	(25,831,010)	02/04/2014	(10,885,611)	192,684
BRL	BCLY	(25,111,601)	03/06/2014	(10,492,897)	183,300
EUR	CITI	(33,296,000)	02/04/2014	(45,837,571)	931,228
EUR	CITI	(3,670,000)	02/04/2014	(5,015,396)	65,664
EUR	DUB	32,769,000	02/04/2014	44,811,607	(616,029)
EUR	JPM	4,197,000	02/04/2014	5,719,222	(58,725)
EUR	GSC	(7,072,000)	02/28/2014	(9,467,060)	(71,014)
EUR	DUB	(32,769,000)	03/04/2014	(44,809,805)	613,856
EUR	GSC	(3,184,000)	03/14/2014	(4,253,184)	(41,137)
EUR	RBS	(6,471,000)	03/14/2014	(8,652,413)	(75,147)
EUR	RBS	(697,000)	03/14/2014	(931,738)	(8,319)
GBP	BCLY	(3,716,000)	03/12/2014	(6,080,093)	(26,791)
JPY	HSBC	(182,300,000)	02/18/2014	(1,835,820)	51,403
MXN	MSC	13,965,985	03/06/2014	1,057,268	(15,943)
MXN	BNP	(242,910,966)	04/30/2014	(18,133,503)	98,685
NOK	UBS	125,000	02/13/2014	20,229	(325)

					$1,044,695

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

VALUATION SUMMARY: (Y)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$399,037,228	$—	$399,037,228
U.S. Government Agency Obligations	—	222,721,427	—	222,721,427
Foreign Government Obligations	—	29,382,809	—	29,382,809
Mortgage-Backed Securities	—	44,468,207	3,418,374	47,886,581
Asset-Backed Securities	—	44,735,682	—	44,735,682
Municipal Government Obligations	—	43,195,197	—	43,195,197
Preferred Corporate Debt Security	—	1,012,500	—	1,012,500
Corporate Debt Securities
Airlines	—	4,060,500	—	4,060,500
Automobiles	—	9,884,719	—	9,884,719
Capital Markets	—	33,162,633	—	33,162,633
Commercial Banks	—	30,035,718	—	30,035,718
Consumer Finance	—	14,795,392	—	14,795,392
Diversified Financial Services	—	30,650,706	0	30,650,706
Diversified Telecommunication Services	—	2,422,695	—	2,422,695
Energy Equipment & Services	—	1,701,000	—	1,701,000
Health Care Providers & Services	—	212,200	—	212,200
Household Durables	—	52,000	—	52,000
Insurance	—	1,112,978	—	1,112,978
Media	—	4,764,750	—	4,764,750
Paper & Forest Products	—	2,829,823	—	2,829,823
Tobacco	—	2,190,933	—	2,190,933
Trading Companies & Distributors	—	10,024,125	—	10,024,125
Transportation Infrastructure	—	210,347	—	210,347
Commercial Paper	—	796,320	—	796,320
Short-Term U.S. Government Obligations	—	1,620,683	—	1,620,683
Short-Term Foreign Government Obligations	—	41,069,970	—	41,069,970
Convertible Preferred Stock	1,852,000	—	—	1,852,000
Preferred Stock
Thrifts & Mortgage Finance	—	—	842,910	842,910
Securities Lending Collateral	49,128,516	—	—	49,128,516
Repurchase Agreements	—	193,076,111	—	193,076,111

Total Investment Securities	$50,980,516	$1,169,226,653	$4,261,284	$1,224,468,453

Derivative Financial Instruments
Credit Default Swap Agreements (Z)	$—	$177,168	$—	$177,168
Interest Rate Swap Agreements (Z)	—	936,118	—	936,118
Futures Contracts (Z)	1,246,218	—	—	1,246,218
Forward Foreign Currency Contracts (Z)	—	2,184,594	—	2,184,594

Total Derivative Financial Instruments	$1,246,218	$3,297,880	$—	$4,544,098

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
LIABILITIES
Derivative Financial Instruments
Written Options	$(26,719)	$—	$—	$(26,719)
Written Swaptions	—	(1,419,185)	—	(1,419,185)
Credit Default Swap Agreements (Z)	—	(124,131)	—	(124,131)
Interest Rate Swap Agreements (Z)	—	(1,746,837)	—	(1,746,837)
Futures Contracts (Z)	(288,692)	—	—	(288,692)
Forward Foreign Currency Contracts (Z)	—	(1,139,899)	—	(1,139,899)

Total Derivative Financial Instruments	$(315,411)	$(4,430,052)	$—	$(4,745,463)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2013	Purchases (AA)	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (AB)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2014 (AC)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014 (AB)
Preferred Stock	$842,516	$—	$—	$—	$—	$394	$—	$—	$842,910	$394
Mortgage Backed Securities	—	3,407,631	—	—	—	10,743	—	—	3,418,374	10,743
Corporate Debt Securities	0	—	—	—	—	0	—	—	0	0

Total	$842,516	$3,407,631	$—	$—	$—	$11,137	$—	$—	$4,261,284	$11,137

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $48,134,834. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $2,621,069.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $1,021,145.
(D)	Security is subject to sale-buyback transactions.

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open swap, swaptions and/or forward foreign currency contracts is $260,798.
(F)	Floating or variable rate note. Rate is listed as of January 31, 2014.
(G)	Cash in the amount of $4,000,000 has been segregated by the broker with the custodian as collateral for open TBA commitment transactions.
(H)	Securities with an aggregate market value of $399,900 have been segregated by the broker with the custodian as collateral for open TBA commitment transactions.
(I)	Illiquid. Total aggregate fair value of illiquid securities is $15,273,784, or 1.52% of the fund’s net assets, and total aggregate fair value of illiquid derivatives is $0, or 0.00% of the fund’s net assets.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $4,261,284, or 0.42% of the fund’s net assets.
(K)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(L)	The security has a perpetual maturity. The date shown is the next call date.
(M)	Percentage rounds to less than 0.1%.
(N)	In default.
(O)	Rate shown reflects the yield at January 31, 2014.
(P)	Aggregate cost for federal income tax purposes is $1,210,067,912. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $22,803,771 and $8,403,230, respectively. Net unrealized appreciation for tax purposes is $14,400,541.
(Q)	Cash in the amount of $617,000 has been segregated by the broker with the custodian as collateral for open swap, swaptions and/or forward foreign currency contracts.
(R)	Securities with an aggregate market value of $548,741 have been segregated by the broker with the custodian as collateral for open swap, swaptions and/or forward foreign currency contracts.
(S)	Cash in the amount of $1,037,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(T)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(U)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(V)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(W)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(X)	Cash in the amount of $1,434,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(Y)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(Z)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(AA)	Purchases include all purchases of securities and securities received in corporate actions.
(AB)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2014 may be due to an investment no longer held or categorized as Level 3 at year end.
(AC)	Level 3 securities were not considered significant to the fund.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities aggregated $71,539,691, or 7.11% of the fund’s net assets.
AGM	Assured Guaranty Municipal Corporation
BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CDI	Credit Default Index
CITI	Citigroup, Inc.
CMBS	Commercial Mortgage-Backed Securities
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
IO	Interest only portion of a STRIP (Separate Trading of Registered Interest and Principal Security) Security
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
OTC	Over the Counter

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

DEFINITIONS (continued):

RBS	Royal Bank of Scotland Group PLC
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK USD	Norwegian Krone United States Dollar

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Value

SCHEDULE OF INVESTMENTS

At January 31, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 87.1%
Canada - 0.4%
Dundee Corp. - Class A (A)	120,000	$1,976,027
France - 4.6%
Sanofi	86,950	8,537,214
Total SA	110,000	6,281,433
Vivendi SA	185,000	4,975,218
Germany - 0.6%
Lanxess AG (B)	38,000	2,498,466
Hong Kong - 11.0%
Cheung Kong Holdings, Ltd.	1,009,153	15,008,617
Henderson Land Development Co., Ltd.	2,073,198	11,205,712
Hutchison Whampoa, Ltd.	1,320,888	16,366,267
Wheelock & Co., Ltd.	1,087,000	4,408,635
Japan - 8.3%
Daiwa Securities Group, Inc.	690,000	6,550,847
Mitsui Fudosan Co., Ltd.	234,462	7,547,671
Toyota Industries Corp.	460,107	21,368,383
Korea, Republic of - 2.8%
POSCO - ADR	174,261	11,848,005
Sweden - 2.6%
Investor AB - Class B	342,350	11,088,725
Switzerland - 3.1%
Pargesa Holding SA	163,000	13,124,138
United Kingdom - 4.0%
Segro PLC - REIT	1,633,400	9,051,621
Vodafone Group PLC	2,125,000	7,914,036
United States - 49.7%
Alleghany Corp. (A)	20,200	7,521,066
Allscripts Healthcare Solutions, Inc. (A)	95,000	1,573,200
Apache Corp.	78,500	6,300,410
AVX Corp.	819,541	10,588,470
Bank of New York Mellon Corp.	570,052	18,218,862
Bristow Group, Inc.	97,685	7,012,806
Brookfield Asset Management, Inc. - Class A (B)	480,036	18,217,366
Capital Southwest Corp.	77,024	2,631,910
Comerica, Inc. - Class A	338,000	15,480,400
Cubic Corp.	55,404	2,744,160
Devon Energy Corp. - Class A	263,000	15,574,860
Electronics for Imaging, Inc. - Class B (A)	222,436	9,424,613
EnCana Corp.	367,000	6,594,990
Forest City Enterprises, Inc. - Class A (A)	539,836	9,819,617
Intel Corp.	370,961	9,103,383
KeyCorp	1,140,000	14,546,400
Leucadia National Corp.	296,000	8,089,680
Lowe’s Cos., Inc.	109,000	5,045,610
NVIDIA Corp.	380,000	5,966,000
SEACOR Holdings, Inc. (A) (B)	43,446	3,657,284
Symantec Corp.	290,000	6,208,900
Tejon Ranch Co. (A)	86,299	2,944,522
Westwood Holdings Group, Inc.	99,253	5,674,294
Weyerhaeuser Co. - REIT	285,000	8,515,800
White Mountains Insurance Group, Ltd.	19,500	11,011,651

Total Common Stocks (cost $354,322,730)		372,217,269

	Shares	Value
WARRANT - 0.0% (C)
United States - 0.0% (C)
Tejon Ranch Co. (A)
Expiration: 08/31/2016
Exercise Price: $40.00	12,747	$ 51,625

Total Warrant (cost $112,116)		51,625

MASTER LIMITED PARTNERSHIP - 0.1%
United States - 0.1%
Brookfield Property Partners, LP (A)	26,692	505,813

Total Master Limited Partnership (cost $577,614)		505,813

SECURITIES LENDING COLLATERAL - 5.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.05% (D)	24,172,939	24,172,939

Total Securities Lending Collateral (cost $24,172,939)		24,172,939

	Principal	Value
REPURCHASE AGREEMENT - 13.4%
State Street Bank & Trust Co. 0.01% (D), dated 01/31/2014, to be repurchased at $57,005,059 on 02/03/2014. Collateralized by U.S. Government Agency Obligations, 2.50%, due 10/20/2027 - 11/01/2027, and with a total value of $58,146,032.	$57,005,011	57,005,011

Total Repurchase Agreement (cost $57,005,011)		57,005,011

Total Investment Securities (cost $436,190,410) (E)		453,952,657

Other Assets and Liabilities - Net - (6.3)%		(26,744,930)

Net Assets - 100.0%		$427,207,727

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

Transamerica Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Real Estate Management & Development	15.4%	$69,709,578
Capital Markets	7.7	35,051,940
Oil, Gas & Consumable Fuels	7.7	34,751,693
Diversified Financial Services	7.1	32,302,543
Commercial Banks	6.6	30,026,800
Auto Components	4.7	21,368,383
Insurance	4.1	18,532,717
Real Estate Investment Trusts	3.9	17,567,421
Industrial Conglomerates	3.6	16,366,267
Semiconductors & Semiconductor Equipment	3.3	15,069,383
Metals & Mining	2.6	11,848,005
Energy Equipment & Services	2.4	10,670,090
Electronic Equipment & Instruments	2.3	10,588,470
Computers & Peripherals	2.1	9,424,613
Pharmaceuticals	1.9	8,537,214
Wireless Telecommunication Services	1.7	7,914,036
Software	1.4	6,208,900
Specialty Retail	1.1	5,045,610
Media	1.1	4,975,218
Aerospace & Defense	0.6	2,744,160
Chemicals	0.5	2,498,466
Health Care Technology	0.3	1,573,200

Investment Securities, at Value	82.1	372,774,707
Short-Term Investments	17.9	81,177,950

Total Investments	100.0%	$453,952,657

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2014
ASSETS
Investment Securities
Common Stocks	$226,290,286	$145,926,983	$—	$372,217,269
Warrant	51,625	—	—	51,625
Master Limited Partnership	505,813	—	—	505,813
Securities Lending Collateral	24,172,939	—	—	24,172,939
Repurchase Agreement	—	57,005,011	—	57,005,011

Total Investment Securities	$251,020,663	$202,931,994	$—	$453,952,657

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $23,600,928. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1%.
(D)	Rate shown reflects the yield at January 31, 2014.
(E)	Aggregate cost for federal income tax purposes is $436,190,410. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $53,657,976 and $35,895,729, respectively. Net unrealized appreciation for tax purposes is $17,762,247.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended January 31, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The notes are an integral part of this report. Transamerica Funds	January 31, 2014 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At January 31, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Funds (each, a “Fund”; and collectively, the “Funds”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following is a summary of significant accounting policies followed by the Funds.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Company serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management, Inc. (“TAM”) family of mutual funds is a significant shareholder of the Navigator as of January 31, 2014. No individual fund has a significant holding in the Navigator.

The value of loaned securities and related collateral outstanding at January 31, 2014 are shown on a gross basis in the Schedules of Investments or Consolidated Schedules of Investments.

Repurchase agreements: In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at January 31, 2014 are shown on a gross basis in the Schedules of Investments or Consolidated Schedules of Investments.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Transamerica Money Market (“Money Market”), enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Additionally, Transamerica Bond, Transamerica Global Allocation, Transamerica Managed Futures Strategy and Transamerica Global Macro utilize forward foreign currency contracts for speculative purposes as well. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at January 31, 2014 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Option contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Funds purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are treated as an investment and subsequently marked-to-market to

Transamerica Funds	January 31, 2014 N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

NOTE 1. (continued):

reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When a Fund writes a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

Inflation-capped options: A Fund purchases or writes inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

Foreign currency options: The Funds may write or purchase foreign currency options. Purchasing foreign currency options gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

The underlying face amounts of open option contracts at January 31, 2014 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at January 31, 2014 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Funds, with the exception of Money Market, enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Transamerica Funds	January 31, 2014 N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

NOTE 1. (continued):

Certain Funds sell credit default swaps, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedules of Investments or Consolidated Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedules of Investments or Consolidated Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Total return swap agreements: The Funds are subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Funds can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Cross-currency swap agreements: The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into cross-currency swap agreements to gain or reduce exposure to foreign currencies or to hedge against foreign currency exchange rate and/or interest rate risk. Cross-currency swap agreements are interest rate swaps in which two parties agree to exchange cash flows based on the notional amounts of two different currencies. The Funds with cross currency swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swap agreements can also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The open OTC and centrally cleared swap agreements at January 31, 2014 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Reverse repurchase agreements: The Funds, with the exception of Money Market, may enter into reverse repurchase agreements in which the Funds sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Funds’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Transamerica Real Return TIPS and Transamerica Total Return entered into reverse repurchase agreements during the period ended January 31, 2014.

The open reverse repurchase agreements at January 31, 2014 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Sale-buyback: The Funds may enter into sale-buyback financing transactions. The Funds account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Funds of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Funds forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Funds are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Funds to risks such as the following: (i) the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds; (ii) the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Transamerica Funds	January 31, 2014 N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

NOTE 1. (continued):

Open sale-buyback financing transactions at January 31, 2014 are included in the Schedules of Investments or Consolidated Schedules of Investments.

Short sales: A short sale is a transaction in which the Funds sell securities it does not own, but has borrowed, in anticipation of a decline in the fair market value of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Fund may be unable to replace borrowed securities sold short.

Open short sale transactions at January 31, 2014 are included in the Schedules of Investments or Consolidated Schedules of Investments.

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Funds may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Funds held no unsecured loan participations at January 31, 2014.

Structured notes: Certain Funds invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. Investing in structured notes involves the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Structured notes may be less liquid than other types of securities and more volatile than their underlying reference instruments. All structured notes are listed within the Schedules of Investments or Consolidated Schedules of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

When-Issued, forward delivery securities and delayed delivery settlements: The Funds may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Funds will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed delivery basis, the Funds do not participate in future gains and losses on the security.

Transamerica Funds	January 31, 2014 N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

NOTE 1. (continued):

Treasury inflation-protected securities (“TIPS”): Certain Funds invest in TIPS.TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

The PIKs at January 31, 2014 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Restricted and illiquid securities: The Funds may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at January 31, 2014 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Real estate investment trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Funds’ Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

Transamerica Funds	January 31, 2014 N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

NOTE 2. (continued):

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Fund’s Schedule of Investments or Consolidated Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying funds. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Funds	January 31, 2014 N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2014

(unaudited)

NOTE 2. (continued):

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Funds’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Funds’ investments, at January 31, 2014, is disclosed in the Valuation Summary of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Funds	January 31, 2014 N-Q

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
Date: March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
Date:	March 27, 2014

By:	/s/ Elizabeth Strouse
Elizabeth Strouse
Principal Financial Officer
Date:	March 27, 2014